UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—February 29, 2020

Item 1: Reports to Shareholders

Semiannual Report | February 29, 2020

Vanguard Explorer™ Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

Explorer Value Fund	Beginning Account Value 8/31/2019	Ending Account Value 2/29/2020	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$957.89	$3.02
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.78	3.12

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.62%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Explorer Value Fund

Sector Diversification

As of February 29, 2020

Communication Services	2.7%
Consumer Discretionary	8.9
Consumer Staples	1.4
Energy	3.7
Financials	19.4
Health Care	5.6
Industrials	15.2
Information Technology	14.3
Materials	9.8
Real Estate	15.3
Utilities	3.7

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Explorer Value Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value● ($000)
Common Stocks (94.5%)
Communication Services (2.6%)
	Nexstar Media Group Inc.	107,413	12,351
*	IAC/InterActiveCorp	21,434	4,371
			16,722
Consumer Discretionary (8.4%)
	Lithia Motors Inc. Class A	78,226	9,321
	Six Flags Entertainment Corp.	245,108	6,196
*	Perdoceo Education Corp.	380,843	5,686
	Cooper Tire & Rubber Co.	210,152	5,357
	LCI Industries	45,897	4,431
	Extended Stay America Inc.	362,168	3,977
*	LGI Homes Inc.	50,292	3,790
*	Adtalem Global Education Inc.	112,610	3,476
*	Modine Manufacturing Co.	389,266	2,904
*	Boot Barn Holdings Inc.	94,206	2,889
	Wendy’s Co.	137,869	2,603
	Kontoor Brands Inc.	75,155	2,536
*	Lands’ End Inc.	130,808	1,379
			54,545
Consumer Staples (1.3%)
*	Hostess Brands Inc.	665,102	8,453

Energy (3.5%)
	Parsley Energy Inc.	302,868	4,058
	Rattler Midstream LP	301,660	3,798
	Viper Energy Partners LP	196,962	3,512
*	PDC Energy Inc.	184,123	3,504
*	International Seaways Inc.	157,041	3,124
*	WPX Energy Inc.	232,620	2,170
	SM Energy Co.	248,327	1,631
*	Centennial Resource Development Inc.	377,510	895
			22,692

Financials (18.3%)
	PacWest Bancorp	316,733	10,021
	Starwood Property Trust Inc.	403,138	8,942
	Columbia Banking System Inc.	261,064	8,667
	Popular Inc.	179,318	8,604
	BGC Partners Inc.	1,576,978	7,349
	First BanCorp	919,479	7,301
*	Bancorp Inc.	581,495	7,077
	Washington Federal Inc.	234,684	7,038
	Argo Group International Holdings Ltd.	121,766	6,850
*	Texas Capital Bancshares Inc.	128,076	6,030
	Flushing Financial Corp.	308,105	5,594
	James River Group Holdings Ltd.	137,539	5,558
	Pinnacle Financial Partners Inc.	94,534	4,976
	Webster Financial Corp.	117,180	4,449
	Wintrust Financial Corp.	81,945	4,377
	Renasant Corp.	126,227	3,576
	First Merchants Corp.	102,219	3,576
	First Horizon National Corp.	259,083	3,453
	WSFS Financial Corp.	98,933	3,409
	PJT Partners Inc.	43,984	1,977
			118,824
Health Care (5.3%)
*	Syneos Health Inc.	171,940	10,893
*	Ligand Pharmaceuticals Inc.	109,385	10,239
*,^	Change Healthcare Inc.	315,397	4,286
*	Merit Medical Systems Inc.	102,501	3,691
*	Pacira BioSciences Inc.	78,546	3,407
*	Envista Holdings Corp.	70,098	1,779
			34,295

4

Explorer Value Fund

		Shares	Market Value● ($000)
Industrials (14.3%)
*	Colfax Corp.	367,784	12,310
*	IAA Inc.	192,748	8,234
	KAR Auction Services Inc.	421,121	8,107
*	Teledyne Technologies Inc.	20,573	6,940
	Interface Inc.	386,049	5,632
	Trinity Industries Inc.	263,288	5,358
	Encore Wire Corp.	100,631	4,928
	Kaman Corp.	87,669	4,862
*	Beacon Roofing Supply Inc.	161,249	4,789
	HNI Corp.	123,571	4,057
*	Saia Inc.	45,303	3,955
	EnerSys	61,411	3,782
	Altra Industrial Motion Corp.	123,101	3,708
*	BMC Stock Holdings Inc.	150,014	3,680
	Greenbrier Cos. Inc.	132,490	3,210
	Steelcase Inc.	165,156	2,679
*	MRC Global Inc.	224,374	1,952
*	WESCO International Inc.	47,697	1,935
	AZZ Inc.	42,128	1,554
*	DXP Enterprises Inc.	41,501	1,178
			92,850
Information Technology (13.6%)
*	ACI Worldwide Inc.	566,512	15,789
	j2 Global Inc.	118,932	10,386
	Silicon Motion Technology Corp. ADR	248,649	9,255
*	Verint Systems Inc.	129,670	7,116
*	Itron Inc.	89,083	6,756
*	Fabrinet	111,880	6,167
	Jabil Inc.	176,211	5,647
*	Insight Enterprises Inc.	97,447	5,368
	MKS Instruments Inc.	49,706	4,980
*	Nuance Communications Inc.	204,195	4,415
*	Virtusa Corp.	99,656	4,396
*	MACOM Technology Solutions Holdings Inc.	134,783	3,406
*	Semtech Corp.	71,884	2,839
*	Lattice Semiconductor Corp.	78,698	1,413
			87,933
Materials (9.3%)
	FMC Corp.	202,419	18,845
	Silgan Holdings Inc.	448,543	12,842
	Ashland Global Holdings Inc.	96,860	6,929

* Axalta Coating Systems Ltd.	206,588	5,148
Eagle Materials Inc.	64,748	5,111
* Allegheny Technologies Inc.	248,830	4,252
Carpenter Technology Corp.	109,398	4,020
Compass Minerals International Inc.	33,465	1,826
* Kraton Corp.	112,813	1,142
		60,115
Real Estate (14.5%)
Gaming and Leisure Properties Inc.	359,771	16,071
Medical Properties Trust Inc.	733,637	15,502
* Howard Hughes Corp.	89,067	9,609
STAG Industrial Inc.	264,781	7,409
Corporate Office Properties Trust	273,118	6,921
Cousins Properties Inc.	182,190	6,502
RPT Realty	439,902	5,701
Spirit Realty Capital Inc.	122,835	5,589
Sunstone Hotel Investors Inc.	497,730	5,450
SITE Centers Corp.	415,251	4,779
Mack-Cali Realty Corp.	208,501	3,957
Invitation Homes Inc.	123,907	3,555
Newmark Group Inc.	296,059	2,827
		93,872
Utilities (3.4%)
Portland General Electric Co.	160,635	8,740
MDU Resources Group Inc.	259,948	7,208
Unitil Corp.	115,549	6,510
		22,458
Total Common Stocks (Cost $571,575)		612,759
Temporary Cash Investments (6.1%)
Money Market Fund (5.9%)
[1,2] Vanguard Market Liquidity Fund, 1.706%	380,910	38,103

5

Explorer Value Fund

	Face Amount ($000)	Market Value● ($000)
U.S. Government and Agency Obligations (0.2%)
[3] United States Treasury Bill, 1.546%, 3/26/20	1,000	999
United States Treasury Bill, 1.543%, 4/16/20	180	179
		1,178
Total Temporary Cash Investments (Cost $39,266)		39,281
Total Investments (100.6%) (Cost $610,841)		652,040
Other Assets and Liabilities—
Net (-0.6%)[2]		(4,035)
Net Assets (100%)		648,005

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $381,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $40,000 was received for securities on loan.

3	Securities with a value of $777,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	223	16,445	(2,153)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Explorer Value Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $572,753)	613,937
Affiliated Issuers (Cost $38,088)	38,103
Total Investments in Securities	652,040
Investment in Vanguard	31
Receivables for Investment Securities Sold	56
Receivables for Accrued Income	548
Receivables for Capital Shares Issued	1,202
Total Assets	653,877
Liabilities
Due to Custodian	808
Payables for Investment Securities Purchased	2,327
Collateral for Securities on Loan	420
Payables to Investment Advisor	719
Payables for Capital Shares Redeemed	1,188
Payables to Vanguard	278
Variation Margin Payable—Futures Contracts	132
Total Liabilities	5,872
Net Assets	648,005

At February 29, 2020, net assets consisted of:

Paid-in Capital	611,326
Total Distributable Earnings (Loss)	36,679
Net Assets	648,005

Net Assets
Applicable to 20,503,209 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	648,005
Net Asset Value Per Unit (Net Assets Divided by Units Outstanding)	$31.61

See accompanying Notes, which are an integral part of the Financial Statements.

7

Explorer Value Fund

Statement of Operations

Six Months Ended February 29, 2020
($000)
Investment Income
Income
Dividends	5,266
Interest[1]	450
Securities Lending—Net	26
Total Income	5,742
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,113
Performance Adjustment	292
The Vanguard Group—Note C
Management and Administrative	706
Marketing and Distribution	45
Custodian Fees	12
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	2,175
Net Investment Income	3,567
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,792
Futures Contracts	857
Realized Net Gain (Loss)	8,649
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(42,213)
Futures Contracts	(1,594)
Change in Unrealized Appreciation (Depreciation)	(43,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,591)

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $44,000, $3,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,567	9,791
Realized Net Gain (Loss)	8,649	(4,010)
Change in Unrealized Appreciation (Depreciation)	(43,807)	(84,055)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,591)	(78,274)
Distributions[1]
Total Distributions	(10,473)	(49,375)
Capital Share Transactions
Issued	94,238	104,548
Issued in Lieu of Cash Distributions	9,910	46,711
Redeemed	(69,145)	(136,426)
Net Increase (Decrease) from Capital Share Transactions	35,003	14,833
Total Increase (Decrease)	(7,061)	(112,816)
Net Assets
Beginning of Period	655,066	767,882
End of Period	648,005	655,066

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Explorer Value Fund

Financial Highlights

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$33.49	$40.53	$34.45	$31.55	$30.09	$32.97
Investment Operations
Net Investment Income	.179 [1]	.494 [1]	.355 [1]	.329 [1]	.293	.259
Net Realized and Unrealized Gain (Loss) on Investments	(1.521)	(4.921)	7.112	3.331	2.964	(1.284)
Total from Investment Operations	(1.342)	(4.427)	7.467	3.660	3.257	(1.025)
Distributions
Dividends from Net Investment Income	(.538)	(.366)	(.288)	(.308)	(.237)	(.272)
Distributions from Realized Capital Gains	—	(2.247)	(1.099)	(.452)	(1.560)	(1.583)
Total Distributions	(.538)	(2.613)	(1.387)	(.760)	(1.797)	(1.855)
Net Asset Value, End of Period	$31.61	$33.49	$40.53	$34.45	$31.55	$30.09

Total Return[2]	-4.21%	-10.10%	22.10%	11.64%	11.41%	-3.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$648	$655	$768	$607	$377	$291
Ratio of Total Expenses to Average Net Assets[3]	0.62%	0.55%	0.56%	0.55%	0.57%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.45%	0.95%	0.98%	1.03%	0.78%
Portfolio Turnover Rate	18%	27%	31%	33%	61%	35%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.08%, 0.01%, 0.0%, (0.01%), (0.01%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

11

Explorer Value Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

12

Explorer Value Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Cardinal Capital Management, L.L.C., and Frontier Capital Management Co., LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for the preceding three years. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended February 29, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.32% of the fund’s average net assets, before an increase of $292,000 (0.08%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

13

Explorer Value Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	612,759	—	—	612,759
Temporary Cash Investments	38,103	1,178	—	39,281
Total	650,862	1,178	—	652,040
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	132	—	—	132

1 Represents variation margin on the last day of the reporting period.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	610,841
Gross Unrealized Appreciation	114,435
Gross Unrealized Depreciation	(75,389)
Net Unrealized Appreciation (Depreciation)	39,046

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $10,303,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 29, 2020, the fund purchased $149,916,000 of investment securities and sold $116,572,000 of investment securities, other than temporary cash investments.

G.	Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	2,628	3,084
Issued in Lieu of Cash Distributions	274	1,573
Redeemed	(1,961)	(4,042)
Net Increase (Decrease) in Shares Outstanding	941	615

14

Explorer Value Fund

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board considered the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-capitalization value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

16

Investment performance

The board considered the performance of each advisor’s subportfolio since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Cardinal or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Cardinal and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

17

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q16902 042020

Semiannual Report | February 29, 2020

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Russell 1000 Index Fund	3

Russell 1000 Value Index Fund	17

Russell 1000 Growth Index Fund	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,019.33	$0.40
Institutional Shares	1,000.00	1,019.46	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$982.76	$0.39
Institutional Shares	1,000.00	982.85	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,053.53	$0.41
Institutional Shares	1,000.00	1,053.62	0.36
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Russell 1000 Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	14.7%
Consumer Staples	6.0
Energy	3.4
Financial Services	20.1
Health Care	13.3
Materials & Processing	3.0
Producer Durables	9.4
Technology	24.8
Utilities	5.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

3

Russell 1000 Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value●	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	54,177	102,056	2.8%
Home Depot Inc.	144,367	31,449	0.9%
Walt Disney Co.	228,476	26,880	0.7%
Comcast Corp.	590,673	23,881	0.7%
* Netflix Inc.	55,252	20,390	0.6%
Walmart Inc.	184,194	19,834	0.6%
McDonald’s Corp.	98,635	19,152	0.5%
Costco Wholesale Corp.	57,557	16,182	0.4%
Consumer Discretionary—Other †		264,765	7.4%
		524,589	14.6%
Consumer Staples
Procter & Gamble Co.	323,536	36,634	1.0%
Coca-Cola Co.	502,160	26,861	0.8%
PepsiCo Inc.	183,528	24,231	0.7%
Philip Morris International Inc.	203,476	16,659	0.5%
Consumer Staples—Other †		109,030	3.0%
		213,415	6.0%
Energy
Exxon Mobil Corp.	554,432	28,520	0.8%
Chevron Corp.	249,905	23,326	0.7%
Energy—Other †		69,017	1.9%
		120,863	3.4%
Financial Services
* Berkshire Hathaway Inc.	255,901	52,803	1.5%
JPMorgan Chase & Co.	408,221	47,399	1.3%
Visa Inc.	224,377	40,783	1.1%
Mastercard Inc.	116,164	33,717	0.9%
Bank of America Corp.	1,066,379	30,392	0.9%
Wells Fargo & Co.	498,771	20,375	0.6%

4

Russell 1000 Index Fund

			Market	Percentage
			Value●	of Net
		Shares	($000)	Assets
	Citigroup Inc.	286,274	18,167	0.5%
*	PayPal Holdings Inc.	154,137	16,645	0.5%
	Financial Services—Other †		457,740	12.8%
			718,021	20.1%
Health Care
	Johnson & Johnson	347,843	46,778	1.3%
	UnitedHealth Group Inc.	123,731	31,546	0.9%
	Merck & Co. Inc.	333,425	25,527	0.7%
	Pfizer Inc.	728,675	24,352	0.7%
	Bristol-Myers Squibb Co.	306,501	18,102	0.5%
	Medtronic plc	175,666	17,684	0.5%
	Abbott Laboratories	225,745	17,389	0.5%
	AbbVie Inc.	193,897	16,619	0.5%
	Amgen Inc.	78,565	15,692	0.4%
	Thermo Fisher Scientific Inc.	52,299	15,209	0.4%
	Health Care—Other †		244,466	6.8%
			473,364	13.2%

Materials & Processing †			105,652	2.9%

Producer Durables
	Boeing Co.	69,354	19,080	0.6%
	Honeywell International Inc.	94,695	15,357	0.4%
	Accenture plc Class A	83,436	15,068	0.4%
	Union Pacific Corp.	91,193	14,574	0.4%
	Producer Durables—Other †		269,287	7.5%
			333,366	9.3%
Technology
	Microsoft Corp.	990,540	160,477	4.5%
	Apple Inc.	582,168	159,141	4.4%
*	Facebook Inc.	313,068	60,256	1.7%
*	Alphabet Inc. Class A	39,298	52,630	1.5%
*	Alphabet Inc. Class C	39,196	52,496	1.5%
	Intel Corp.	570,158	31,655	0.9%
	Cisco Systems Inc.	561,920	22,437	0.6%
*	Adobe Inc.	63,810	22,022	0.6%
	NVIDIA Corp.	76,486	20,657	0.6%
*	salesforce.com Inc.	108,931	18,562	0.5%
	International Business Machines Corp.	116,261	15,131	0.4%
	Technology—Other †		267,478	7.5%
			882,942	24.7%
Utilities
	AT&T Inc.	956,486	33,687	0.9%
	Verizon Communications Inc.	542,133	29,362	0.8%
	NextEra Energy Inc.	63,949	16,164	0.5%
	Utilities—Other †		110,275	3.1%
			189,488	5.3%
Total Common Stocks (Cost $2,736,932)			3,561,700	99.5%

5

Russell 1000 Index Fund

			Market	Percentage
			Value●	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[1,2] Vanguard Market Liquidity Fund	1.706%	117,281	11,732	0.4%

[3] U.S. Government and Agency Obligations †			868	0.0%
Total Temporary Cash Investments (Cost $12,598)			12,600	0.4%
[4] Total Investments (Cost $2,749,530)			3,574,300	99.9%
[2] Other Assets and Liabilities—Net			4,496	0.1%
Net Assets			3,578,796	100.0%

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

[1]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

[2]	Collateral of $1,215,000 was received for securities on loan.

[3]	Securities with a value of $789,000 have been segregated as initial margin for open futures contracts.

[4]	The total value of securities on loan is $1,159,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	118	17,411	(1,681)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Russell 1000 Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,737,800)	3,562,568
Affiliated Issuers (Cost $11,730)	11,732
Total Investments in Securities	3,574,300
Investment in Vanguard	175
Cash	4
Receivables for Accrued Income	6,705
Receivables for Capital Shares Issued	52
Total Assets	3,581,236
Liabilities
Payables for Investment Securities Purchased	18
Collateral for Securities on Loan	1,215
Payables for Capital Shares Redeemed	765
Payables to Vanguard	408
Variation Margin Payable—Futures Contracts	34
Total Liabilities	2,440
Net Assets	3,578,796

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,727,447
Total Distributable Earnings (Loss)	851,349
Net Assets	3,578,796

ETF Shares—Net Assets
Applicable to 9,250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,255,085
Net Asset Value Per Share—ETF Shares	$135.68

Institutional Shares—Net Assets
Applicable to 8,840,770 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,323,711
Net Asset Value Per Share—Institutional Shares	$262.84

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	35,699
Interest[1]	126
Securities Lending—Net	90
Total Income	35,915
Expenses
The Vanguard Group—Note B
Investment Advisory Services	287
Management and Administrative—ETF Shares	344
Management and Administrative—Institutional Shares	609
Marketing and Distribution—ETF Shares	43
Marketing and Distribution—Institutional Shares	38
Custodian Fees	68
Shareholders’ Reports—ETF Shares	7
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,398
Net Investment Income	34,517
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	53,291
Futures Contracts	1,632
Realized Net Gain (Loss)	54,923
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,992)
Futures Contracts	(1,683)
Change in Unrealized Appreciation (Depreciation)	(15,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	73,765
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $118,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $55,913,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,517	58,249
Realized Net Gain (Loss)	54,923	148,119
Change in Unrealized Appreciation (Depreciation)	(15,675)	(95,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	73,765	110,582
Distributions[1]
ETF Shares	(11,959)	(18,678)
Institutional Shares	(23,325)	(38,353)
Total Distributions	(35,284)	(57,031)
Capital Share Transactions
ETF Shares	53,597	157,814
Institutional Shares	(32,259)	165,134
Net Increase (Decrease) from Capital Share Transactions	21,338	322,948
Total Increase (Decrease)	59,819	376,499
Net Assets
Beginning of Period	3,518,977	3,142,478
End of Period	3,578,796	3,518,977

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 1000 Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$134.37	$133.57	$113.60	$99.81	$91.37	$92.70
Investment Operations
Net Investment Income	1.293[1]	2.395[1]	2.209[1]	2.054[1]	1.892	1.679
Net Realized and Unrealized Gain (Loss)
on Investments	1.350	.759	19.896	13.753	8.383	(1.355)
Total from Investment Operations	2.643	3.154	22.105	15.807	10.275	.324
Distributions
Dividends from Net Investment Income	(1.333)	(2.354)	(2.135)	(2.017)	(1.835)	(1.654)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.333)	(2.354)	(2.135)	(2.017)	(1.835)	(1.654)
Net Asset Value, End of Period	$135.68	$134.37	$133.57	$113.60	$99.81	$91.37

Total Return	1.93%	2.45%	19.68%	16.02%	11.41%	0.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,255	$1,196	$1,008	$724	$679	$514
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.85%	1.78%	1.94%	2.05%	1.84%
Portfolio Turnover Rate[2]	3%	6%	9%	11%	9%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 1000 Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$260.26	$258.75	$220.06	$193.36	$176.99	$179.58
Investment Operations
Net Investment Income	2.514[1]	4.645[1]	4.345[1]	4.080[1]	3.732	3.329
Net Realized and Unrealized Gain (Loss)
on Investments	2.631	1.483	38.573	26.609	16.259	(2.641)
Total from Investment Operations	5.145	6.128	42.918	30.689	19.991	.688
Distributions
Dividends from Net Investment Income	(2.565)	(4.618)	(4.228)	(3.989)	(3.621)	(3.278)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.565)	(4.618)	(4.228)	(3.989)	(3.621)	(3.278)
Net Asset Value, End of Period	$262.84	$260.26	$258.75	$220.06	$193.36	$176.99

Total Return	1.95%	2.45%	19.72%	16.06%	11.47%	0.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,324	$2,323	$2,134	$2,014	$1,549	$1,251
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.81%	1.86%	1.82%	1.98%	2.09%	1.88%
Portfolio Turnover Rate[2]	3%	6%	9%	11%	9%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

13

Russell 1000 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $175,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Russell 1000 Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,561,700	—	—	3,561,700
Temporary Cash Investments	11,732	868	—	12,600
Total	3,573,432	868	—	3,574,300
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	34	—	—	34

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,749,530
Gross Unrealized Appreciation	1,044,405
Gross Unrealized Depreciation	(221,316)
Net Unrealized Appreciation (Depreciation)	823,089

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $39,003,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $237,249,000 of investment securities and sold $220,732,000 of investment securities, other than temporary cash investments. Purchases and sales include $85,007,000 and $110,138,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

15

Russell 1000 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	165,071	1,125	478,030	3,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(111,474)	(775)	(320,216)	(2,450)
Net Increase (Decrease)—ETF Shares	53,597	350	157,814	1,350
Institutional Shares
Issued	163,933	602	501,900	2,013
Issued in Lieu of Cash Distributions	22,398	82	35,811	143
Redeemed	(218,590)	(769)	(372,577)	(1,478)
Net Increase (Decrease)—Institutional Shares	(32,259)	(85)	165,134	678

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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Russell 1000 Value Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	11.0%

Consumer Staples	8.9

Energy	7.0

Financial Services	29.1

Health Care	12.7

Materials & Processing	4.4

Producer Durables	9.0

Technology	6.7

Utilities	11.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

17

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	517,086	60,835	1.6%
Walmart Inc.	415,664	44,759	1.2%
McDonald’s Corp.	187,211	36,351	1.0%
Home Depot Inc.	140,416	30,588	0.8%
Comcast Corp.	707,311	28,597	0.8%
Consumer Discretionary—Other †		210,804	5.6%
		411,934	11.0%
Consumer Staples
Procter & Gamble Co.	689,629	78,087	2.1%
Philip Morris International Inc.	460,396	37,693	1.0%
CVS Health Corp.	384,530	22,756	0.6%
Mondelez International Inc.	421,260	22,243	0.6%
Coca-Cola Co.	361,427	19,333	0.5%
Colgate-Palmolive Co.	248,746	16,808	0.5%
Consumer Staples—Other †		136,938	3.6%
		333,858	8.9%
Energy
Exxon Mobil Corp.	1,254,140	64,513	1.7%
Chevron Corp.	564,651	52,705	1.4%
ConocoPhillips	325,439	15,758	0.4%
Energy—Other †		130,877	3.5%
		263,853	7.0%
Financial Services
* Berkshire Hathaway Inc.	578,994	119,470	3.2%
JPMorgan Chase & Co.	923,249	107,198	2.9%
Bank of America Corp.	2,410,079	68,687	1.8%
Wells Fargo & Co.	1,128,898	46,116	1.2%
Citigroup Inc.	646,424	41,022	1.1%
CME Group Inc.	104,877	20,852	0.6%
US Bancorp	423,655	19,675	0.5%

18

Russell 1000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Chubb Ltd.	133,525	19,365	0.5%
Goldman Sachs Group Inc.	94,337	18,940	0.5%
Prologis Inc.	217,007	18,289	0.5%
Truist Financial Corp.	395,982	18,271	0.5%
PNC Financial Services Group Inc.	129,624	16,385	0.4%
BlackRock Inc.	35,033	16,221	0.4%
Morgan Stanley	344,582	15,517	0.4%
Financial Services—Other †		545,396	14.5%
		1,091,404	29.0%
Health Care
Johnson & Johnson	667,947	89,826	2.4%
Pfizer Inc.	1,648,242	55,084	1.5%
Medtronic plc	397,367	40,003	1.1%
Danaher Corp.	172,804	24,984	0.7%
Gilead Sciences Inc.	323,108	22,411	0.6%
Abbott Laboratories	289,209	22,278	0.6%
Allergan plc	97,186	18,530	0.5%
Becton Dickinson and Co.	72,468	17,234	0.4%
Bristol-Myers Squibb Co.	286,299	16,909	0.4%
Health Care—Other †		168,835	4.5%
		476,094	12.7%
Materials & Processing
Linde plc	159,102	30,390	0.8%
Materials & Processing—Other †		134,149	3.6%
		164,539	4.4%
Producer Durables
United Technologies Corp.	240,094	31,354	0.8%
General Electric Co.	2,563,110	27,887	0.7%
Caterpillar Inc.	146,164	18,159	0.5%
Honeywell International Inc.	108,922	17,664	0.5%
Producer Durables—Other †		242,174	6.5%
		337,238	9.0%
Technology
Intel Corp.	1,289,448	71,590	1.9%
* Micron Technology Inc.	327,089	17,192	0.4%
Technology—Other †		160,757	4.3%
		249,539	6.6%
Utilities
AT&T Inc.	2,162,392	76,159	2.0%
Verizon Communications Inc.	1,225,558	66,376	1.8%
NextEra Energy Inc.	144,322	36,479	1.0%
Duke Energy Corp.	215,854	19,794	0.5%
Dominion Energy Inc.	243,508	19,037	0.5%
Southern Co.	308,161	18,601	0.5%
Utilities—Other †		185,441	4.9%
		421,887	11.2%
Total Common Stocks (Cost $3,778,866)		3,750,346	99.8%

19

Russell 1000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[1,2] Vanguard Market Liquidity Fund	1.706%	14,693	1,470	0.1%

[3] U.S. Government and Agency Obligations †			449	0.0%
Total Temporary Cash Investments (Cost $1,918)			1,919	0.1%
[4] Total Investments (Cost $3,780,784)			3,752,265	99.9%
[2] Other Assets and Liabilities—Net			4,570	0.1%
Net Assets			3,756,835	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $1,464,000 was received for securities on loan.

3	Securities with a value of $271,000 have been segregated as initial margin for open futures contracts.

4	The total value of securities on loan is $1,107,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	40	5,902	(640)

See accompanying Notes, which are an integral part of the Financial Statements.

20

Russell 1000 Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,779,315)	3,750,795
Affiliated Issuers (Cost $1,469)	1,470
Total Investments in Securities	3,752,265
Investment in Vanguard	180
Receivables for Accrued Income	10,263
Receivables for Capital Shares Issued	2,512
Total Assets	3,765,220
Liabilities
Due to Custodian	3,697
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	1,464
Payables for Capital Shares Redeemed	2,790
Payables to Vanguard	418
Variation Margin Payable—Futures Contracts	12
Total Liabilities	8,385
Net Assets	3,756,835

At February 29, 2020, net assets consisted of:

Paid-in Capital	3,782,054
Total Distributable Earnings (Loss)	(25,219)
Net Assets	3,756,835

ETF Shares—Net Assets
Applicable to 19,350,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,049,753
Net Asset Value Per Share—ETF Shares	$105.93

Institutional Shares—Net Assets
Applicable to 8,252,878 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,707,082
Net Asset Value Per Share—Institutional Shares	$206.85

See accompanying Notes, which are an integral part of the Financial Statements.

21

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	53,075
Interest[1]	29
Securities Lending—Net	170
Total Income	53,274
Expenses
The Vanguard Group—Note B
Investment Advisory Services	307
Management and Administrative—ETF Shares	538
Management and Administrative—Institutional Shares	421
Marketing and Distribution—ETF Shares	72
Marketing and Distribution—Institutional Shares	40
Custodian Fees	141
Shareholders’ Reports—ETF Shares	16
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,537
Net Investment Income	51,737
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	65,874
Futures Contracts	1,151
Realized Net Gain (Loss)	67,025
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(180,538)
Futures Contracts	(651)
Change in Unrealized Appreciation (Depreciation)	(181,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,427)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $67,685,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,737	86,224
Realized Net Gain (Loss)	67,025	224,418
Change in Unrealized Appreciation (Depreciation)	(181,189)	(270,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,427)	40,602
Distributions[1]
ETF Shares	(28,564)	(41,769)
Institutional Shares	(25,596)	(39,827)
Total Distributions	(54,160)	(81,596)
Capital Share Transactions
ETF Shares	209,938	447,077
Institutional Shares	(139,509)	306,866
Net Increase (Decrease) from Capital Share Transactions	70,429	753,943
Total Increase (Decrease)	(46,158)	712,949
Net Assets
Beginning of Period	3,802,993	3,090,044
End of Period	3,756,835	3,802,993
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$109.22	$111.20	$101.32	$93.14	$84.77	$89.83
Investment Operations
Net Investment Income	1.469 [1]	2.713 [1]	2.522 [1]	2.437 [1]	2.205	1.990
Net Realized and Unrealized Gain (Loss) on Investments	(3.231)	(2.107)	9.836	8.109	8.312	(5.097)
Total from Investment Operations	(1.762)	.606	12.358	10.546	10.517	(3.107)
Distributions
Dividends from Net Investment Income	(1.528)	(2.586)	(2.478)	(2.366)	(2.147)	(1.953)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.528)	(2.586)	(2.478)	(2.366)	(2.147)	(1.953)
Net Asset Value, End of Period	$105.93	$109.22	$111.20	$101.32	$93.14	$84.77

Total Return	-1.72%	0.60%	12.36%	11.45%	12.65%	-3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,050	$1,914	$1,487	$1,153	$668	$407
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.51%	2.35%	2.48%	2.58%	2.26%
Portfolio Turnover Rate[2]	3%	17%	16%	22%	18%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$213.25	$217.14	$197.85	$181.86	$165.50	$175.38
Investment Operations
Net Investment Income	2.869 [1]	5.294 [1]	4.978 [1]	4.850 [1]	4.359	3.946
Net Realized and Unrealized Gain (Loss) on Investments	(6.295)	(4.087)	19.227	15.821	16.249	(9.955)
Total from Investment Operations	(3.426)	1.207	24.205	20.671	20.608	(6.009)
Distributions
Dividends from Net Investment Income	(2.974)	(5.097)	(4.915)	(4.681)	(4.248)	(3.871)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.974)	(5.097)	(4.915)	(4.681)	(4.248)	(3.871)
Net Asset Value, End of Period	$206.85	$213.25	$217.14	$197.85	$181.86	$165.50

Total Return	-1.71%	0.61%	12.39%	11.49%	12.72%	-3.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,707	$1,889	$1,603	$1,541	$1,485	$1,283
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.52%	2.39%	2.52%	2.62%	2.30%
Portfolio Turnover Rate[2]	3%	17%	16%	22%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

26

Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

27

Russell 1000 Value Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $180,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Russell 1000 Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,750,346	—	—	3,750,346
Temporary Cash Investments	1,470	449	—	1,919
Total	3,751,816	449	—	3,752,265
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	12	—	—	12
1	Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,780,784
Gross Unrealized Appreciation	406,267
Gross Unrealized Depreciation	(435,426)
Net Unrealized Appreciation (Depreciation)	(29,159)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $81,313,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $420,091,000 of investment securities and sold $354,514,000 of investment securities, other than temporary cash investments. Purchases and sales include $302,214,000 and $245,647,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Russell 1000 Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	456,981	3,950	1,270,748	11,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(247,043)	(2,125)	(823,671)	(7,550)
Net Increase (Decrease)—ETF Shares	209,938	1,825	447,077	4,150
Institutional Shares
Issued	125,951	564	634,913	3,030
Issued in Lieu of Cash Distributions	22,134	98	36,445	173
Redeemed	(287,594)	(1,267)	(364,492)	(1,727)
Net Increase (Decrease)—Institutional Shares	(139,509)	(605)	306,866	1,476

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

30

Russell 1000 Growth Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	18.0%
Consumer Staples	3.5
Energy	0.2
Financial Services	12.4
Health Care	13.8
Materials & Processing	1.7
Producer Durables	9.7
Technology	40.5
Utilities	0.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

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Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value●	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Amazon.com Inc.	178,953	337,103	5.3%
*	Netflix Inc.	182,155	67,221	1.1%
	Home Depot Inc.	271,653	59,177	0.9%
	Costco Wholesale Corp.	189,982	53,412	0.8%
	NIKE Inc.	533,451	47,680	0.8%
*	Tesla Inc.	62,446	41,713	0.7%
	Starbucks Corp.	510,486	40,037	0.6%
	Comcast Corp.	915,604	37,018	0.6%
	Lowe’s Cos. Inc.	334,042	35,599	0.6%
	TJX Cos. Inc.	525,044	31,398	0.5%
*	Booking Holdings Inc.	18,055	30,615	0.5%
	Consumer Discretionary—Other †		349,803	5.6%
			1,130,776	18.0%
Consumer Staples
	PepsiCo Inc.	509,065	67,212	1.1%
	Coca-Cola Co.	1,131,674	60,533	0.9%
	Consumer Staples—Other †		89,521	1.4%
			217,266	3.4%

Energy †			13,842	0.2%

Financial Services
	Visa Inc.	741,504	134,776	2.1%
	Mastercard Inc.	383,723	111,376	1.8%
*	PayPal Holdings Inc.	508,046	54,864	0.9%
	American Tower Corp.	189,885	43,066	0.7%
	S&P Global Inc.	106,389	28,290	0.4%
*	Fiserv Inc.	243,795	26,661	0.4%
	Financial Services—Other †		377,869	6.0%
			776,902	12.3%

32

Russell 1000 Growth Index Fund
		Market	Percentage
		Value●	of Net
	Shares	($000)	Assets
Health Care
UnitedHealth Group Inc.	409,069	104,296	1.7%
Merck & Co. Inc.	1,045,526	80,045	1.3%
AbbVie Inc.	639,505	54,812	0.9%
Amgen Inc.	238,557	47,647	0.8%
Eli Lilly & Co.	367,823	46,394	0.7%
Bristol-Myers Squibb Co.	593,588	35,057	0.6%
Thermo Fisher Scientific Inc.	117,383	34,135	0.5%
Stryker Corp.	148,243	28,254	0.4%
Zoetis Inc.	207,092	27,591	0.4%
Health Care—Other †		409,413	6.5%
		867,644	13.8%

Materials & Processing †		108,514	1.7%

Producer Durables
Boeing Co.	228,858	62,961	1.0%
Accenture plc Class A	275,791	49,805	0.8%
Union Pacific Corp.	300,281	47,988	0.8%
Lockheed Martin Corp.	106,969	39,565	0.6%
Automatic Data Processing Inc.	188,009	29,093	0.5%
3M Co.	185,125	27,628	0.4%
United Parcel Service Inc.	301,937	27,322	0.4%
Producer Durables—Other †		324,055	5.2%
		608,417	9.7%
Technology
Microsoft Corp.	3,271,585	530,030	8.4%
Apple Inc.	1,922,958	525,660	8.3%
* Facebook Inc.	1,033,868	198,989	3.2%
* Alphabet Inc. Class C	130,202	174,383	2.8%
* Alphabet Inc. Class A	129,033	172,807	2.7%
Cisco Systems Inc.	1,852,340	73,964	1.2%
* Adobe Inc.	210,497	72,647	1.1%
NVIDIA Corp.	252,247	68,124	1.1%
* salesforce.com Inc.	358,916	61,159	1.0%
Texas Instruments Inc.	406,080	46,350	0.7%
Broadcom Inc.	166,958	45,516	0.7%
Oracle Corp.	887,832	43,912	0.7%
QUALCOMM Inc.	493,788	38,664	0.6%
International Business Machines Corp.	231,958	30,189	0.5%
Intuit Inc.	107,544	28,591	0.5%
Technology—Other †		441,003	7.0%
		2,551,988	40.5%

Utilities †		9,802	0.2%
Total Common Stocks (Cost $4,599,825)		6,285,151	99.8%

33

Russell 1000 Growth Index Fund
			Market	Percentage
			Value●	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[1,2] Vanguard Market Liquidity Fund	1.706%	107,219	10,725	0.2%

3 U.S. Government and Agency Obligations †			819	0.0%
Total Temporary Cash Investments (Cost $11,542)			11,544	0.2%
[4] Total Investments (Cost $4,611,367)			6,296,695	100.0%
[2] Other Assets and Liabilities—Net			(2,018)	(0.0%)
Net Assets			6,294,677	100.0%

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $3,996,000 was received for securities on loan.
3	Securities with a value of $672,000 have been segregated as initial margin for open futures contracts.
4	The total value of securities on loan is $3,869,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	70	10,329	(1,438)

See accompanying Notes, which are an integral part of the Financial Statements.

34

Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,600,643)	6,285,970
Affiliated Issuers (Cost $10,724)	10,725
Total Investments in Securities	6,296,695
Investment in Vanguard	293
Receivables for Investment Securities Sold	150
Receivables for Accrued Income	6,815
Receivables for Capital Shares Issued	3,565
Total Assets	6,307,518
Liabilities
Payables for Investment Securities Purchased	13
Collateral for Securities on Loan	3,996
Payables for Capital Shares Redeemed	8,255
Payables to Vanguard	562
Variation Margin Payable—Futures Contracts	15
Total Liabilities	12,841
Net Assets	6,294,677
At February 29, 2020, net assets consisted of:

Paid-in Capital	4,563,498
Total Distributable Earnings (Loss)	1,731,179
Net Assets	6,294,677

ETF Shares—Net Assets
Applicable to 19,376,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,339,789
Net Asset Value Per Share—ETF Shares	$172.36

Institutional Shares—Net Assets
Applicable to 8,915,738 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,954,888
Net Asset Value Per Share—Institutional Shares	$331.42

See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	38,357
Interest[1]	87
Securities Lending—Net	46
Total Income	38,490
Expenses
The Vanguard Group—Note B
Investment Advisory Services	477
Management and Administrative—ETF Shares	869
Management and Administrative—Institutional Shares	763
Marketing and Distribution—ETF Shares	107
Marketing and Distribution—Institutional Shares	60
Custodian Fees	76
Shareholders’ Reports—ETF Shares	37
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	2,393
Net Investment Income	36,097
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	178,040
Futures Contracts	1,305
Realized Net Gain (Loss)	179,345
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	94,551
Futures Contracts	(1,432)
Change in Unrealized Appreciation (Depreciation)	93,119
Net Increase (Decrease) in Net Assets Resulting from Operations	308,561

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $82,000, $6,000, and $,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $172,707,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,097	66,842
Realized Net Gain (Loss)	179,345	266,693
Change in Unrealized Appreciation (Depreciation)	93,119	(81,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,561	252,356
Distributions[1]
ETF Shares	(18,119)	(24,807)
Institutional Shares	(18,054)	(32,305)
Total Distributions	(36,173)	(57,112)
Capital Share Transactions
ETF Shares	344,884	683,781
Institutional Shares	(270,464)	(195,359)
Net Increase (Decrease) from Capital Share Transactions	74,420	488,422
Total Increase (Decrease)	346,808	683,666
Net Assets
Beginning of Period	5,947,869	5,264,203
End of Period	6,294,677	5,947,869

1 Certain prior period numbers have been reclassified to conform with current period presentation

See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$164.56	$159.56	$127.08	$106.90	$98.24	$95.74
Investment Operations
Net Investment Income	.991 [1]	1.922 [1]	1.762 [1]	1.684 [1]	1.602	1.466
Net Realized and Unrealized Gain (Loss) on Investments	7.805	4.711	32.386	20.177	8.556	2.481
Total from Investment Operations	8.799	6.633	34.148	21.861	10.158	3.947
Distributions
Dividends from Net Investment Income	(.999)	(1.633)	(1.668)	(1.681)	(1.498)	(1.447)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.999)	(1.633)	(1.668)	(1.681)	(1.498)	(1.447)
Net Asset Value, End of Period	$172.36	$164.56	$159.56	$127.08	$106.90	$98.24

Total Return	5.35%	4.20%	27.09%	20.66%	10.44%	4.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,340	$2,872	$2,083	$1,319	$738	$452
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.12%	1.25%	1.24%	1.45%	1.60%	1.47%
Portfolio Turnover Rate[2]	1%	17%	15%	21%	15%	20%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$316.39	$306.82	$244.34	$205.53	$188.88	$184.06
Investment Operations
Net Investment Income	1.913 [1]	3.711 [1]	3.485 [1]	3.291 [1]	3.147	2.882
Net Realized and Unrealized Gain (Loss) on Investments	15.028	9.061	62.293	38.832	16.449	4.782
Total from Investment Operations	16.941	12.772	65.778	42.123	19.596	7.664
Distributions
Dividends from Net Investment Income	(1.911)	(3.202)	(3.298)	(3.313)	(2.946)	(2.844)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.911)	(3.202)	(3.298)	(3.313)	(2.946)	(2.844)
Net Asset Value, End of Period	$331.42	$316.39	$306.82	$244.34	$205.53	$188.88

Total Return	5.36%	4.21%	27.14%	20.72%	10.48%	4.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,955	$3,076	$3,182	$2,476	$1,989	$1,560
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.13%	1.26%	1.28%	1.49%	1.64%	1.51%
Portfolio Turnover Rate[2]	1%	17%	15%	21%	15%	20%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

40

Russell 1000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

41

Russell 1000 Growth Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $293,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

42

Russell 1000 Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,285,151	—	—	6,285,151
Temporary Cash Investments	10,725	819	—	11,544
Total	6,295,876	819	—	6,296,695
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	15	—	—	15

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,611,367
Gross Unrealized Appreciation	1,869,859
Gross Unrealized Depreciation	(185,969)
Net Unrealized Appreciation (Depreciation)	1,683,890

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $145,242,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $478,890,000 of investment securities and sold $414,255,000 of investment securities, other than temporary cash investments. Purchases and sales include $399,439,000 and $325,135,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

43

Russell 1000 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	677,186	3,850	1,469,861	9,450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(332,302)	(1,925)	(786,080)	(5,050)
Net Increase (Decrease)—ETF Shares	344,884	1,925	683,781	4,400
Institutional Shares
Issued	186,198	548	493,524	1,733
Issued in Lieu of Cash Distributions	16,198	49	28,976	95
Redeemed	(472,860)	(1,404)	(717,859)	(2,475)
Net Increase (Decrease)—Institutional Shares	(270,464)	(807)	(195,359)	(647)

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

44

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.

Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

45

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18482 042020

Semiannual Report | February 29, 2020

Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Russell 2000 Index Fund	3

Russell 2000 Value Index Fund	17

Russell 2000 Growth Index Fund	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$995.32	$0.50
Institutional Shares	1,000.00	995.38	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$974.09	$0.74
Institutional Shares	1,000.00	974.37	0.39
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,014.14	$0.75
Institutional Shares	1,000.00	1,014.45	0.40
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Russell 2000 Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	12.6%
Consumer Staples	2.6
Energy	2.7
Financial Services	25.8
Health Care	18.5
Materials & Processing	6.3
Other	0.1
Producer Durables	13.9
Technology	12.9
Utilities	4.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

3

Russell 2000 Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Deckers Outdoor Corp.	30,624	5,322	0.3%
*	Chegg Inc.	129,121	5,063	0.2%
	Churchill Downs Inc.	38,309	4,813	0.2%
*	SiteOne Landscape Supply Inc.	44,550	4,422	0.2%
	Marriott Vacations Worldwide Corp.	45,157	4,370	0.2%
	Consumer Discretionary—Other †		229,111	11.4%
			253,101	12.5%
Consumer Staples
*	Performance Food Group Co.	112,228	4,758	0.3%
*	Helen of Troy Ltd.	27,377	4,506	0.2%
	Consumer Staples—Other †		42,898	2.1%
			52,162	2.6%
Energy
*,^	Enphase Energy Inc.	100,110	4,902	0.3%
	Energy—Other †		49,277	2.4%
			54,179	2.7%

Financial Services
	Rexford Industrial Realty Inc.	120,651	5,643	0.3%
	First Industrial Realty Trust Inc.	137,293	5,286	0.3%
	EastGroup Properties Inc.	41,305	5,193	0.3%
^	Blackstone Mortgage Trust Inc.	137,381	4,954	0.2%
	Healthcare Realty Trust Inc.	144,362	4,952	0.2%
	Radian Group Inc.	220,377	4,681	0.2%
	Essent Group Ltd.	104,951	4,580	0.2%
	Financial Services—Other †		484,475	24.0%
			519,764	25.7%
Health Care
*	Teladoc Health Inc.	78,731	9,838	0.5%
*	Novocure Ltd.	94,702	6,890	0.3%
*	Haemonetics Corp.	55,833	6,048	0.3%

4

Russell 2000 Index Fund
			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Amedisys Inc.	34,196	5,950	0.3%
*	HealthEquity Inc.	75,511	5,361	0.3%
*	ACADIA Pharmaceuticals Inc.	122,758	5,247	0.3%
*	Repligen Corp.	57,004	4,880	0.3%
*	Reata Pharmaceuticals Inc.	24,381	4,748	0.2%
*	Tandem Diabetes Care Inc.	61,120	4,563	0.2%
*	Syneos Health Inc.	67,910	4,302	0.2%
*	Nevro Corp.	32,600	4,243	0.2%
*	Acceleron Pharma Inc.	49,110	4,220	0.2%
*	Iovance Biotherapeutics Inc.	127,894	4,209	0.2%
§	Health Care—Other †		303,355	15.0%
			373,854	18.5%
Materials & Processing
*	Trex Co. Inc.	64,059	6,127	0.3%
*	RBC Bearings Inc.	26,439	4,526	0.2%
	Cabot Microelectronics Corp.	31,609	4,402	0.2%
	Materials & Processing—Other †		112,216	5.6%
			127,271	6.3%

§,1Other †			1,061	0.1%

Producer Durables
*	Generac Holdings Inc.	66,670	6,866	0.4%
*	Axon Enterprise Inc.	63,600	4,921	0.3%
	Tetra Tech Inc.	59,490	4,811	0.2%
	MSA Safety Inc.	38,472	4,681	0.2%
	EMCOR Group Inc.	60,841	4,680	0.2%
*	Darling Ingredients Inc.	179,015	4,601	0.2%
*	FTI Consulting Inc.	40,582	4,569	0.2%
	MAXIMUS Inc.	69,263	4,365	0.2%
	Brink’s Co.	54,428	4,261	0.2%
	Producer Durables—Other †		237,106	11.8%
			280,861	13.9%
Technology
*	Lumentum Holdings Inc.	84,290	6,559	0.3%
*	Tech Data Corp.	38,684	5,508	0.3%
	Science Applications International Corp.	63,101	5,056	0.3%
*	Five9 Inc.	65,213	4,762	0.2%
	j2 Global Inc.	50,826	4,439	0.2%
*	Cirrus Logic Inc.	63,486	4,358	0.2%
*	Mercury Systems Inc.	59,148	4,345	0.2%
	Technology—Other †		225,033	11.2%
			260,060	12.9%
Utilities
	Portland General Electric Co.	97,836	5,323	0.3%
	Black Hills Corp.	66,553	4,805	0.2%
	ONE Gas Inc.	56,947	4,678	0.2%
	Utilities—Other †		78,591	3.9%
			93,397	4.6%
Total Common Stocks (Cost $2,140,587)			2,015,710	99.8%

5

Russell 2000 Index Fund
			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	1.706%	432,431	43,256	2.2%

[4] U.S. Government and Agency Obligations †			639	0.0%
Total Temporary Cash Investments (Cost $43,878)			43,895	2.2%
Total Investments (Cost $2,184,465)			2,059,605	102.0%
Other Assets and Liabilities—Net[3]			(41,306)	(-2.0%)
Net Assets			2,018,299	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^     Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,662,000.

§    Certain of the fund’s securities are valued using significant unobservable inputs.

[1]	“Other” represents securities that are not classified by the fund’s benchmark index.

[2]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

[3]	Collateral of $43,112,000 was received for securities on loan, of which $43,060,000 is held in Vanguard Market Liquidity Fund and $52,000 is held in cash.

[4]	Securities with a value of $65,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	36	2,655	(185)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Russell 2000 Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,141,225)	2,016,349
Affiliated Issuers (Cost $43,240)	43,256
Total Investments in Securities	2,059,605
Investment in Vanguard	100
Cash	273
Receivables for Investment Securities Sold	166
Receivables for Accrued Income	1,622
Receivables for Capital Shares Issued	366
Total Assets	2,062,132
Liabilities
Payables for Investment Securities Purchased	31
Collateral for Securities on Loan	43,112
Payables for Capital Shares Redeemed	427
Payables to Vanguard	250
Variation Margin Payable—Futures Contracts	13
Total Liabilities	43,833
Net Assets	2,018,299

At February 29, 2020, net assets consisted of:

Paid-in Capital	2,174,988
Total Distributable Earnings (Loss)	(156,689)
Net Assets	2,018,299

ETF Shares—Net Assets
Applicable to 11,850,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,399,524
Net Asset Value Per Share—ETF Shares	$118.10

Institutional Shares—Net Assets
Applicable to 2,739,024 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	618,775
Net Asset Value Per Share—Institutional Shares	$225.91

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	13,245
Interest[1]	99
Securities Lending—Net	2,055
Total Income	15,399
Expenses
The Vanguard Group—Note B
Investment Advisory Services	175
Management and Administrative—ETF Shares	464
Management and Administrative—Institutional Shares	180
Marketing and Distribution—ETF Shares	51
Marketing and Distribution—Institutional Shares	16
Custodian Fees	173
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,089
Net Investment Income	14,310
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	78,890
Futures Contracts	798
Realized Net Gain (Loss)	79,688
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(89,457)
Futures Contracts	296
Change in Unrealized Appreciation (Depreciation)	(89,161)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,837

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $93,000, $5,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $148,221,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,310	31,315
Realized Net Gain (Loss)	79,688	99,386
Change in Unrealized Appreciation (Depreciation)	(89,161)	(458,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,837	(328,013)
Distributions[1]
ETF Shares	(14,130)	(19,016)
Institutional Shares	(7,244)	(11,454)
Total Distributions	(21,374)	(30,470)
Capital Share Transactions
ETF Shares	(39,827)	(27,258)
Institutional Shares	(248,287)	12,275
Net Increase (Decrease) from Capital Share Transactions	(288,114)	(14,983)
Total Increase (Decrease)	(304,651)	(373,466)
Net Assets
Beginning of Period	2,322,950	2,696,416
End of Period	2,018,299	2,322,950

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 2000 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$119.75	$139.11	$112.21	$98.98	$92.71	$93.72
Investment Operations
Net Investment Income	.7761	1.5931	1.5541	1.4431	1.302	1.224 [1]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.253)	(19.408)	26.846	13.255	6.537	(1.163)
Total from Investment Operations	(.477)	(17.815)	28.400	14.698	7.839	.061
Distributions
Dividends from Net Investment Income	(1.173)	(1.545)	(1.500)	(1.468)	(1.569)	(1.071)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.173)	(1.545)	(1.500)	(1.468)	(1.569)	(1.071)
Net Asset Value, End of Period	$118.10	$119.75	$139.11	$112.21	$98.98	$92.71

Total Return	-0.47%	-12.83%	25.49%	14.94%	8.62%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,400	$1,464	$1,715	$1,083	$698	$554
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.30%	1.23%	1.34%	1.52%	1.28%
Portfolio Turnover Rate[2]	6%	16%	19%	23%	19%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 2000 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$229.03	$266.12	$214.65	$189.31	$177.40	$179.29
Investment Operations
Net Investment Income	1.5161	3.0781	3.1291	2.9561	2.606	2.453 [1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.413)	(37.106)	51.369	25.315	12.503	(2.212)
Total from Investment Operations	(.897)	(34.028)	54.498	28.271	15.109	.241
Distributions
Dividends from Net Investment Income	(2.223)	(3.062)	(3.028)	(2.931)	(3.199)	(2.131)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.223)	(3.062)	(3.028)	(2.931)	(3.199)	(2.131)
Net Asset Value, End of Period	$225.91	$229.03	$266.12	$214.65	$189.31	$177.40

Total Return	-0.46%	-12.83%	25.58%	15.03%	8.69%	0.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$619	$859	$982	$576	$479	$528
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.32%	1.30%	1.41%	1.59%	1.35%
Portfolio Turnover Rate[2]	6%	16%	19%	23%	19%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

12

Russell 2000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

13

Russell 2000 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

Russell 2000 Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,015,622	—	88	2,015,710
Temporary Cash Investments	43,256	639	—	43,895
Total	2,058,878	639	88	2,059,605
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13	—	—	13

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,184,937
Gross Unrealized Appreciation	291,668
Gross Unrealized Depreciation	(417,185)
Net Unrealized Appreciation (Depreciation)	(125,517)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $111,815,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $535,093,000 of investment securities and sold $818,859,000 of investment securities, other than temporary cash investments. Purchases and sales include $369,211,000 and $437,948,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

15

Russell 2000 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	399,865	3,025	384,122	3,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(439,692)	(3,400)	(411,380)	(3,300)
Net Increase (Decrease)—ETF Shares	(39,827)	(375)	(27,258)	(100)
Institutional Shares
Issued	71,532	292	127,299	549
Issued in Lieu of Cash Distributions	7,021	29	11,202	47
Redeemed	(326,840)	(1,332)	(126,226)	(535)
Net Increase (Decrease)—Institutional Shares	(248,287)	(1,011)	12,275	61

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

16

Russell 2000 Value Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	12.1%
Consumer Staples	1.7
Energy	4.3
Financial Services	42.2
Health Care	5.4
Materials & Processing	6.0
Other	0.0
Producer Durables	12.2
Technology	9.2
Utilities	6.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

17

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Marriott Vacations Worldwide Corp.	14,980	1,450	0.4%
TEGNA Inc.	96,343	1,380	0.4%
* Penn National Gaming Inc.	43,238	1,279	0.3%
* Taylor Morrison Home Corp.	50,560	1,139	0.3%
Consumer Discretionary—Other †		41,137	10.6%
		46,385	12.0%

Consumer Staples †		6,684	1.7%

Energy †		16,590	4.3%

Financial Services
Rexford Industrial Realty Inc.	48,671	2,276	0.6%
Healthcare Realty Trust Inc.	58,333	2,001	0.5%
^ Blackstone Mortgage Trust Inc.	55,150	1,989	0.5%
Radian Group Inc.	89,051	1,891	0.5%
First Industrial Realty Trust Inc.	44,167	1,700	0.4%
Sabra Health Care REIT Inc.	84,964	1,661	0.4%
STAG Industrial Inc.	58,612	1,640	0.4%
Stifel Financial Corp.	29,269	1,593	0.4%
Valley National Bancorp	169,845	1,580	0.4%
Physicians Realty Trust	82,609	1,558	0.4%
Terreno Realty Corp.	25,979	1,425	0.4%
IBERIABANK Corp.	22,988	1,384	0.4%
Community Bank System Inc.	22,443	1,365	0.4%
Agree Realty Corp.	18,276	1,313	0.3%
Hancock Whitney Corp.	38,263	1,282	0.3%
United Bankshares Inc.	42,726	1,234	0.3%
Glacier Bancorp Inc.	32,513	1,212	0.3%

18

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Piedmont Office Realty Trust Inc.	55,150	1,191	0.3%
	Pebblebrook Hotel Trust	58,100	1,174	0.3%
	Old National Bancorp	74,043	1,167	0.3%
	Home BancShares Inc.	69,036	1,157	0.3%
	Invesco Mortgage Capital Inc.	70,670	1,136	0.3%
	UMB Financial Corp.	19,480	1,133	0.3%
	Financial Services—Other †		128,088	33.1%
			162,150	41.8%
Health Care
*	Syneos Health Inc.	25,539	1,618	0.4%
	Health Care—Other †		18,931	4.9%
			20,549	5.3%
Materials & Processing
	Louisiana-Pacific Corp.	44,751	1,273	0.3%
	Rexnord Corp.	42,018	1,225	0.3%
§	Materials & Processing—Other †		20,563	5.3%
			23,061	5.9%

§,1Other †			80	0.0%

Producer Durables
*	Darling Ingredients Inc.	71,929	1,849	0.5%
*	FTI Consulting Inc.	14,809	1,667	0.4%
	KBR Inc.	62,255	1,616	0.4%
	UniFirst Corp.	6,633	1,233	0.3%
	Producer Durables—Other †		40,484	10.5%
			46,849	12.1%
Technology
*	Lumentum Holdings Inc.	33,882	2,637	0.7%
*	Tech Data Corp.	15,561	2,216	0.6%
*	Cirrus Logic Inc.	25,516	1,751	0.4%
	Perspecta Inc.	57,162	1,427	0.4%
*	Anixter International Inc.	13,428	1,309	0.3%
	Technology—Other †		25,783	6.7%
			35,123	9.1%
Utilities
	Portland General Electric Co.	39,259	2,136	0.6%
	Black Hills Corp.	26,890	1,941	0.5%
	ONE Gas Inc.	22,987	1,888	0.5%
	Spire Inc.	21,928	1,646	0.4%
	PNM Resources Inc.	34,825	1,640	0.4%
	ALLETE Inc.	22,855	1,577	0.4%
	NorthWestern Corp.	22,364	1,573	0.4%
	Avista Corp.	29,185	1,376	0.4%
	Southwest Gas Holdings Inc.	21,129	1,367	0.4%
	New Jersey Resources Corp.	36,288	1,281	0.3%
*	Iridium Communications Inc.	43,973	1,190	0.3%
	Utilities—Other †		9,048	2.3%
			26,663	6.9%
Total Common Stocks (Cost $413,809)			384,134	99.1%

19

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	1.706%	60,167	6,019	1.6%

[4] U.S. Government and Agency Obligations †			84	0.0%
Total Temporary Cash Investments (Cost $6,102)			6,103	1.6%
Total Investments (Cost $419,911)			390,237	100.7%
Other Assets and Liabilities—Net[3,4]			(2,720)	(-0.7%)
Net Assets			387,517	100.0%

Cost rounded to $000.

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^   Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,181,000.

§  Certain of the fund’s securities are valued using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $4,563,000 was received for securities on loan, of which $4,542,000 is held in Vanguard Market Liquidity Fund and $21,000 is held in cash.

4	Securities with a value of $84,000 and cash of $5,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	34	2,507	(155)

See accompanying Notes, which are an integral part of the Financial Statements.

20

Russell 2000 Value Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $413,894)	384,218
Affiliated Issuers (Cost $6,017)	6,019
Total Investments in Securities	390,237
Investment in Vanguard	19
Cash	21
Cash Collateral Pledged—Futures Contracts	5
Receivables for Accrued Income	455
Receivables for Capital Shares Issued	1,418
Total Assets	392,155
Liabilities
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	4,563
Payables to Vanguard	56
Variation Margin Payable—Futures Contracts	15
Total Liabilities	4,638
Net Assets	387,517

At February 29, 2020, net assets consisted of:

Paid-in Capital	445,788
Total Distributable Earnings (Loss)	(58,271)
Net Assets	387,517

ETF Shares—Net Assets
Applicable to 2,625,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	251,312
Net Asset Value Per Share—ETF Shares	$95.74

Institutional Shares—Net Assets
Applicable to 721,317 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	136,205
Net Asset Value Per Share—Institutional Shares	$188.83

See accompanying Notes, which are an integral part of the Financial Statements.

21

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	3,542
Interest[1]	13
Securities Lending—Net	224
Total Income	3,779
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	158
Management and Administrative—Institutional Shares	37
Marketing and Distribution—ETF Shares	9
Marketing and Distribution—Institutional Shares	3
Custodian Fees	25
Shareholders’ Reports—ETF Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	269
Net Investment Income	3,510
Realized Net Gain (Loss)
Investment Securities Sold[1]	(535)
Futures Contracts	275
Realized Net Gain (Loss)	(260)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,810)
Futures Contracts	(120)
Change in Unrealized Appreciation (Depreciation)	(13,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,680)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,510	6,850
Realized Net Gain (Loss)	(260)	15,080
Change in Unrealized Appreciation (Depreciation)	(13,930)	(75,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,680)	(53,676)
Distributions[1]
ETF Shares	(3,481)	(3,946)
Institutional Shares	(1,889)	(2,495)
Total Distributions	(5,370)	(6,441)
Capital Share Transactions
ETF Shares	10,828	62,708
Institutional Shares	1,466	14,009
Net Increase (Decrease) from Capital Share Transactions	12,294	76,717
Total Increase (Decrease)	(3,756)	16,600
Net Assets
Beginning of Period	391,273	374,673
End of Period	387,517	391,273

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$99.51	$119.05	$100.96	$90.64	$81.88	$87.76
Investment Operations
Net Investment Income	.8661	1.9121	1.9051	1.7361	1.561	1.530
Net Realized and Unrealized Gain (Loss)
on Investments	(3.298)	(19.589)	18.070	10.358	9.305	(5.907)
Total from Investment Operations	(2.432)	(17.677)	19.975	12.094	10.866	(4.377)
Distributions
Dividends from Net Investment Income	(1.338)	(1.863)	(1.885)	(1.774)	(2.106)	(1.503)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.338)	(1.863)	(1.885)	(1.774)	(2.106)	(1.503)
Net Asset Value, End of Period	$95.74	$99.51	$119.05	$100.96	$90.64	$81.88

Total Return	-2.59%	-14.93%	19.96%	13.42%	13.62%	-5.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$251	$251	$223	$172	$120	$74
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.83%	1.73%	1.76%	2.02%	1.80%
Portfolio Turnover Rate[2]	4%	27%	30%	36%	31%	28%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$196.24	$234.81	$199.13	$178.76	$161.59	$173.15
Investment Operations
Net Investment Income	1.7821	3.9661	4.0291	3.7371	3.265	3.195
Net Realized and Unrealized Gain (Loss)
on Investments	(6.518)	(38.670)	35.618	20.356	18.355	(11.619)
Total from Investment Operations	(4.736)	(34.704)	39.647	24.093	21.620	(8.424)
Distributions
Dividends from Net Investment Income	(2.674)	(3.866)	(3.967)	(3.723)	(4.450)	(3.136)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.674)	(3.866)	(3.967)	(3.723)	(4.450)	(3.136)
Net Asset Value, End of Period	$188.83	$196.24	$234.81	$199.13	$178.76	$161.59

Total Return	-2.56%	-14.88%	20.10%	13.55%	13.76%	-4.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$136	$140	$151	$146	$129	$71
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.90%	1.85%	1.88%	2.14%	1.92%
Portfolio Turnover Rate[2]	4%	27%	30%	36%	31%	28%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

26

Russell 2000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

27

Russell 2000 Value Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

28

Russell 2000 Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	384,131	—	3	384,134
Temporary Cash Investments	6,019	84	—	6,103
Total	390,150	84	3	390,237
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	15	—	—	15

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	420,067
Gross Unrealized Appreciation	46,281
Gross Unrealized Depreciation	(76,266)
Net Unrealized Appreciation (Depreciation)	(29,985)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $28,104,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $28,484,000 of investment securities and sold $18,588,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,827,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $2,077,000 and $2,080,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

29

Russell 2000 Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	10,828	100	131,976	1,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(69,268)	(650)
Net Increase (Decrease)—ETF Shares	10,828	100	62,708	650
Institutional Shares
Issued	12,055	57	36,227	176
Issued in Lieu of Cash Distributions	1,889	9	2,464	12
Redeemed	(12,478)	(58)	(24,682)	(120)
Net Increase (Decrease)—Institutional Shares	1,466	8	14,009	68

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

30

Russell 2000 Growth Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	13.0%
Consumer Staples	3.3
Energy	1.2
Financial Services	11.1
Health Care	30.4
Materials & Processing	6.6
Other	0.0
Producer Durables	15.5
Technology	16.3
Utilities	2.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

31

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value● ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
*	Deckers Outdoor Corp.	22,932	3,986	0.5%
*	Chegg Inc.	96,699	3,792	0.5%
	Churchill Downs Inc.	28,666	3,602	0.4%
*	SiteOne Landscape Supply Inc.	33,338	3,309	0.4%
	Texas Roadhouse Inc.	53,916	3,031	0.4%
	Cracker Barrel Old Country Store Inc.	19,609	2,811	0.4%
*	Eldorado Resorts Inc.	53,908	2,705	0.3%
	Consumer Discretionary—Other †		80,111	10.1%
			103,347	13.0%
Consumer Staples
*	Performance Food Group Co.	84,086	3,565	0.4%
*	Helen of Troy Ltd.	20,520	3,378	0.4%
	Consumer Staples—Other †		19,674	2.5%
			26,617	3.3%
Energy
*	Enphase Energy Inc.	74,962	3,671	0.5%
	Energy—Other †		6,058	0.7%
			9,729	1.2%
Financial Services
	EastGroup Properties Inc.	30,941	3,890	0.5%
	First Financial Bankshares Inc.	106,552	3,062	0.4%
	Financial Services—Other †		81,283	10.2%
			88,235	11.1%
Health Care
*,^	Teladoc Health Inc.	59,005	7,373	0.9%
*	Novocure Ltd.	70,876	5,156	0.6%
*	Haemonetics Corp.	41,805	4,529	0.6%
*	Amedisys Inc.	25,623	4,459	0.6%

32

Russell 2000 Growth Index Fund

		Shares	Market Value● ($000)	Percentage of Net Assets
*	HealthEquity Inc.	56,642	4,021	0.5%
*	ACADIA Pharmaceuticals Inc.	91,906	3,928	0.5%
*	Repligen Corp.	42,656	3,651	0.5%
*	Tandem Diabetes Care Inc.	45,836	3,422	0.4%
*	Nevro Corp.	24,406	3,176	0.4%
*	Iovance Biotherapeutics Inc.	95,887	3,156	0.4%
*	Wright Medical Group NV	103,197	3,122	0.4%
*	Global Blood Therapeutics Inc.	47,433	3,034	0.4%
*	LHC Group Inc.	24,559	2,983	0.4%
*	Globus Medical Inc.	62,049	2,806	0.4%
*	NuVasive Inc.	42,401	2,790	0.3%
*	AMN Healthcare Services Inc.	37,615	2,768	0.3%
*	Omnicell Inc.	33,919	2,763	0.3%
§	Health Care—Other †		178,358	22.4%
			241,495	30.3%
Materials & Processing
*	Trex Co. Inc.	47,958	4,587	0.6%
*	RBC Bearings Inc.	19,783	3,387	0.4%
	Cabot Microelectronics Corp.	23,652	3,294	0.4%
	Simpson Manufacturing Co. Inc.	36,539	2,902	0.4%
	Materials & Processing—Other †		38,248	4.8%
			52,418	6.6%

§,1 Other †			375	0.0%

Producer Durables
*	Generac Holdings Inc.	49,956	5,145	0.6%
*	Axon Enterprise Inc.	47,620	3,684	0.5%
	Tetra Tech Inc.	44,508	3,599	0.5%
	MSA Safety Inc.	28,811	3,505	0.4%
	MAXIMUS Inc.	51,972	3,275	0.4%
	Brink’s Co.	40,747	3,190	0.4%
	Exponent Inc.	42,204	3,108	0.4%
*	TopBuild Corp.	27,298	2,757	0.4%
	Producer Durables—Other †		95,018	11.9%
			123,281	15.5%
Technology
	Science Applications International Corp.	47,306	3,791	0.5%
*	Five9 Inc.	48,798	3,564	0.4%
	j2 Global Inc.	38,019	3,320	0.4%
*	Mercury Systems Inc.	44,260	3,251	0.4%
*	Silicon Laboratories Inc.	35,057	3,109	0.4%
*	Envestnet Inc.	39,384	2,973	0.4%
*	Everbridge Inc.	27,204	2,874	0.4%
*	Verint Systems Inc.	51,290	2,815	0.4%
*	Inphi Corp.	36,677	2,738	0.3%
	Technology—Other †		101,167	12.7%
			129,602	16.3%

Utilities †			20,474	2.6%
Total Common Stocks (Cost $732,607)			795,573	99.9%

33

Russell 2000 Growth Index Fund

	Coupon	Shares	Market Value● ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	1.706%	181,490	18,154	2.3%

4 U.S. Government and Agency Obligations †			93	0.0%
Total Temporary Cash Investments (Cost $18,241)			18,247	2.3%
Total Investments (Cost $750,848)			813,820	102.2%
Other Assets and Liabilities—Net[3]			(17,193)	(-2.2%)
Net Assets			796,627	100.0%

Cost rounded to $000.

●	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^     Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,456,000.

§     Certain of the fund’s securities are valued using significant unobservable inputs.

[1]	“Other” represents securities that are not classified by the fund’s benchmark index.
[2]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[3]	Collateral of $19,170,000 was received for securities on loan, of which $17,809,000 is held in Vanguard Market Liquidity Fund and $1,361,000 is held in cash.
[4]	Securities with a value of $57,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	17	1,254	(106)

See accompanying Notes, which are an integral part of the Financial Statements.

34

Russell 2000 Growth Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $732,700)	795,666
Affiliated Issuers (Cost $18,148)	18,154
Total Investments in Securities	813,820
Investment in Vanguard	38
Cash	1,482
Receivables for Investment Securities Sold	126
Receivables for Accrued Income	344
Receivables for Capital Shares Issued	1,272
Total Assets	817,082
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	19,170
Payables for Capital Shares Redeemed	1,171
Payables to Vanguard	95
Variation Margin Payable—Futures Contracts	9
Total Liabilities	20,455
Net Assets	796,627

At February 29, 2020, net assets consisted of:

Paid-in Capital	815,851
Total Distributable Earnings (Loss)	(19,224)
Net Assets	796,627

ETF Shares—Net Assets
Applicable to 2,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	314,485
Net Asset Value Per Share—ETF Shares	$142.95

Institutional Shares—Net Assets
Applicable to 1,770,544 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	482,142
Net Asset Value Per Share—Institutional Shares	$272.31

See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended February 29, 2020
($000)
Investment Income
Income
Dividends	2,874
Interest[1]	17
Securities Lending—Net	914
Total Income	3,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	62
Management and Administrative—ETF Shares	184
Management and Administrative—Institutional Shares	126
Marketing and Distribution—ETF Shares	9
Marketing and Distribution—Institutional Shares	10
Custodian Fees	40
Shareholders’ Reports—ETF Shares	8
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	442
Net Investment Income	3,363
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	12,916
Futures Contracts	107
Realized Net Gain (Loss)	13,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,214)
Futures Contracts	(89)
Change in Unrealized Appreciation (Depreciation)	(6,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,083
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $1,000 and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,667,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,363	5,609
Realized Net Gain (Loss)	13,023	19,075
Change in Unrealized Appreciation (Depreciation)	(6,303)	(119,272)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,083	(94,588)
Distributions[1]
ETF Shares	(1,504)	(1,913)
Institutional Shares	(2,416)	(3,646)
Total Distributions	(3,920)	(5,559)
Capital Share Transactions
ETF Shares	11,690	9,770
Institutional Shares	5,528	(9,899)
Net Increase (Decrease) from Capital Share Transactions	17,218	(129)
Total Increase (Decrease)	23,381	(100,276)
Net Assets
Beginning of Period	773,246	873,522
End of Period	796,627	773,246

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$141.63	$160.12	$123.26	$106.98	$104.34	$99.83
Investment Operations
Net Investment Income	.5821	.9711	.8951	.9611	.989	.680
Net Realized and Unrealized Gain (Loss) on Investments	1.441	(18.527)	36.791	16.455	2.721	4.471
Total from Investment Operations	2.023	(17.556)	37.686	17.416	3.710	5.151
Distributions
Dividends from Net Investment Income	(.703)	(.934)	(.826)	(1.136)	(1.070)	(.641)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.703)	(.934)	(.826)	(1.136)	(1.070)	(.641)
Net Asset Value, End of Period	$142.95	$141.63	$160.12	$123.26	$106.98	$104.34

Total Return	1.41%	-10.97%	30.69%	16.39%	3.62%	5.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$301	$328	$194	$144	$149
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.68%	0.64%	0.83%	0.99%	0.67%
Portfolio Turnover Rate[2]	6%	28%	35%	34%	33%	34%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$269.76	$305.04	$234.80	$203.79	$198.85	$190.26
Investment Operations
Net Investment Income	1.2081	2.0211	2.0261	2.1021	2.121	1.478
Net Realized and Unrealized Gain (Loss) on Investments	2.734	(35.267)	70.080	31.338	5.185	8.565
Total from Investment Operations	3.942	(33.246)	72.106	33.440	7.306	10.043
Distributions
Dividends from Net Investment Income	(1.392)	(2.034)	(1.866)	(2.430)	(2.366)	(1.453)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.392)	(2.034)	(1.866)	(2.430)	(2.366)	(1.453)
Net Asset Value, End of Period	$272.31	$269.76	$305.04	$234.80	$203.79	$198.85

Total Return	1.44%	-10.91%	30.85%	16.53%	3.74%	5.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$482	$472	$545	$370	$219	$187
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.75%	0.76%	0.95%	1.11%	0.79%
Portfolio Turnover Rate[2]	6%	28%	35%	34%	33%	34%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

40

Russell 2000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

41

Russell 2000 Growth Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $38,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

42

Russell 2000 Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	795,521	—	52	795,573
Temporary Cash Investments	18,154	93	—	18,247
Total	813,675	93	52	813,820
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	750,892
Gross Unrealized Appreciation	169,202
Gross Unrealized Depreciation	(106,380)
Net Unrealized Appreciation (Depreciation)	62,822

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $95,856,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $84,631,000 of investment securities and sold $67,650,000 of investment securities, other than temporary cash investments. Purchases and sales include $11,224,000 and $23,113,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $4,319,000 and $7,409,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

43

Russell 2000 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	37,237	250	150,524	1,050
Issued in Lieu of Cash Distributions	—	—	—
Redeemed	(25,547)	(175)	(140,754)	(975)
Net Increase (Decrease)—ETF Shares	11,690	75	9,770	75
Institutional Shares
Issued	55,621	195	46,667	176
Issued in Lieu of Cash Distributions	2,416	9	3,646	13
Redeemed	(52,509)	(184)	(60,212)	(226)
Net Increase (Decrease)—Institutional Shares	5,528	20	(9,899)	(37)

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

44

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.

Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

45

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q18512 042020

Semiannual Report | February 29, 2020 Vanguard Russell 3000 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,017.63	$0.50
Institutional Shares	1,000.00	1,017.82	0.40
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Russell 3000 Index Fund

Sector Diversification

As of February 29, 2020

Consumer Discretionary	14.6%
Consumer Staples	5.8
Energy	3.3
Financial Services	20.5
Health Care	13.6
Materials & Processing	3.2
Other	0.0
Producer Durables	9.6
Technology	24.1
Utilities	5.3

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

3

Russell 3000 Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	19,357	36,464	2.7%
Home Depot Inc.	51,566	11,233	0.8%
Walt Disney Co.	81,676	9,609	0.7%
Comcast Corp.	210,673	8,518	0.6%
* Netflix Inc.	19,713	7,275	0.6%
Walmart Inc.	65,773	7,082	0.5%
McDonald’s Corp.	35,297	6,854	0.5%
Costco Wholesale Corp.	20,555	5,779	0.4%
Consumer Discretionary—Other †		105,458	7.7%
		198,272	14.5%
Consumer Staples
Procter & Gamble Co.	115,741	13,105	1.0%
Coca-Cola Co.	179,504	9,602	0.7%
PepsiCo Inc.	65,604	8,662	0.6%
Philip Morris International Inc.	72,661	5,949	0.4%
Consumer Staples—Other †		41,178	3.0%
		78,496	5.7%
Energy
Exxon Mobil Corp.	198,113	10,191	0.7%
Chevron Corp.	89,187	8,325	0.6%
Energy—Other †		26,991	2.0%
		45,507	3.3%
Financial Services
* Berkshire Hathaway Inc. Class B	91,641	18,909	1.4%
JPMorgan Chase & Co.	145,975	16,949	1.2%
Visa Inc.	80,169	14,572	1.1%
Mastercard Inc.	41,485	12,041	0.9%
Bank of America Corp.	381,095	10,861	0.8%
Wells Fargo & Co.	178,266	7,282	0.5%
Citigroup Inc.	101,988	6,472	0.5%
* PayPal Holdings Inc.	54,994	5,939	0.4%
Financial Services—Other †		185,584	13.6%
		278,609	20.4%

4

Russell 3000 Index Fund
		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	124,324	16,719	1.2%
UnitedHealth Group Inc.	44,237	11,279	0.8%
Merck & Co. Inc.	119,244	9,129	0.7%
Pfizer Inc.	260,475	8,705	0.6%
Bristol-Myers Squibb Co.	109,468	6,465	0.5%
Medtronic plc	62,855	6,328	0.5%
Abbott Laboratories	80,648	6,212	0.5%
AbbVie Inc.	69,224	5,933	0.4%
Amgen Inc.	28,073	5,607	0.4%
Thermo Fisher Scientific Inc.	18,658	5,426	0.4%
§ Health Care—Other †		103,227	7.5%
		185,030	13.5%

Materials & Processing †		43,199	3.2%

§,1Other †		37	0.0%

Producer Durables
Boeing Co.	24,786	6,819	0.5%
Honeywell International Inc.	33,621	5,452	0.4%
Accenture plc Class A	29,800	5,382	0.4%
Union Pacific Corp.	32,532	5,199	0.4%
Producer Durables—Other †		108,190	7.9%
		131,042	9.6%
Technology
Microsoft Corp.	353,966	57,346	4.2%
Apple Inc.	208,053	56,873	4.1%
* Facebook Inc.	111,839	21,526	1.6%
* Alphabet Inc. Class C	14,036	18,799	1.4%
* Alphabet Inc. Class A	14,007	18,759	1.4%
Intel Corp.	203,807	11,315	0.8%
Cisco Systems Inc.	200,515	8,007	0.6%
* Adobe Inc.	22,772	7,859	0.6%
NVIDIA Corp.	27,309	7,375	0.5%
* salesforce.com Inc.	38,840	6,618	0.5%
International Business Machines Corp.	41,559	5,409	0.4%
Technology—Other †		106,739	7.8%
		326,625	23.9%
Utilities
AT&T Inc.	341,583	12,031	0.9%
Verizon Communications Inc.	193,755	10,494	0.7%
NextEra Energy Inc.	22,859	5,778	0.4%
Utilities—Other †		43,422	3.2%
		71,725	5.2%
Total Common Stocks (Cost $1,100,278)		1,358,542	99.3%

5

Russell 3000 Index Fund
			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	1.706%	72,313	7,234	0.5%

4U.S. Government and Agency Obligations †			399	0.1%
Total Temporary Cash Investments (Cost $7,632)			7,633	0.6%
[5]Total Investments (Cost $1,107,910)			1,366,175	99.9%
[3,4]Other Assets and Liabilities—Net			1,214	0.1%
Net Assets			1,367,389	100.0%
Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $619,000 was received for securities on loan.

4	Securities with a value of $399,000 and cash of $10,000 have been segregated as initial margin for open futures contracts.

5	The total value of securities on loan is $563,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	57	8,411	(720)
E-mini Russell 2000 Index	March 2020	7	516	(63)
				(783)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Russell 3000 Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,100,677)	1,358,941
Affiliated Issuers (Cost $7,233)	7,234
Total Investments in Securities	1,366,175
Investment in Vanguard	66
Cash	17
Cash Collateral Pledged—Futures Contracts	10
Receivables for Investment Securities Sold	7
Receivables for Accrued Income	2,484
Receivables for Capital Shares Issued	5,049
Total Assets	1,373,808
Liabilities
Payables for Investment Securities Purchased	5,413
Collateral for Securities on Loan	619
Payables for Capital Shares Redeemed	178
Payables to Vanguard	189
Variation Margin Payable—Futures Contracts	20
Total Liabilities	6,419
Net Assets	1,367,389
At February 29, 2020, net assets consisted of:

Paid-in Capital	1,107,518
Total Distributable Earnings (Loss)	259,871
Net Assets	1,367,389

ETF Shares—Net Assets
Applicable to 3,675,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	493,750
Net Asset Value Per Share—ETF Shares	$134.35

Institutional Shares—Net Assets
Applicable to 3,359,673 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	873,639
Net Asset Value Per Share—Institutional Shares	$260.04

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Dividends	13,162
Interest[1]	42
Securities Lending—Net	69
Total Income	13,273
Expenses
The Vanguard Group—Note B
Investment Advisory Services	109
Management and Administrative—ETF Shares	173
Management and Administrative—Institutional Shares	269
Marketing and Distribution—ETF Shares	16
Marketing and Distribution—Institutional Shares	16
Custodian Fees	40
Shareholders’ Reports—ETF Shares	4
Shareholders’ Reports—Institutional Shares	—
Total Expenses	627
Net Investment Income	12,646
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	25,536
Futures Contracts	525
Realized Net Gain (Loss)	26,061
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(12,649)
Futures Contracts	(787)
Change in Unrealized Appreciation (Depreciation)	(13,436)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,271

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $26,569,000 of net gains resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,646	23,173
Realized Net Gain (Loss)	26,061	51,327
Change in Unrealized Appreciation (Depreciation)	(13,436)	(58,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,271	15,930
Distributions[1]
ETF Shares	(4,441)	(7,478)
Institutional Shares	(8,643)	(15,510)
Total Distributions	(13,084)	(22,988)
Capital Share Transactions
ETF Shares	31,976	48,811
Institutional Shares	(10,344)	1,031
Net Increase (Decrease) from Capital Share Transactions	21,632	49,842
Total Increase (Decrease)	33,819	42,784
Net Assets
Beginning of Period	1,333,570	1,290,786
End of Period	1,367,389	1,333,570

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 3000 Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$133.26	$133.98	$113.52	$99.77	$91.43	$92.82
Investment Operations
Net Investment Income	1.227[1]	2.312[1]	2.099[1]	1.980[1]	1.850	1.649
Net Realized and Unrealized Gain (Loss)
on Investments	1.170	(.730)	20.442	13.722	8.248	(1.396)
Total from Investment Operations	2.397	1.582	22.541	15.702	10.098	.253
Distributions
Dividends from Net Investment Income	(1.307)	(2.302)	(2.081)	(1.952)	(1.758)	(1.643)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.307)	(2.302)	(2.081)	(1.952)	(1.758)	(1.643)
Net Asset Value, End of Period	$134.35	$133.26	$133.98	$113.52	$99.77	$91.43
Total Return	1.76%	1.25%	20.07%	15.92%	11.20%	0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$494	$463	$412	$343	$282	$169
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.79%	1.70%	1.85%	1.98%	1.76%
Portfolio Turnover Rate[2]	5%	10%	14%	16%	8%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 3000 Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$257.87	$259.33	$219.72	$193.10	$176.98	$179.64
Investment Operations
Net Investment Income	2.417[1]	4.499[1]	4.220[1]	3.952[1]	3.689	3.318
Net Realized and Unrealized Gain (Loss)
on Investments	2.267	(1.394)	39.578	26.583	15.965	(2.689)
Total from Investment Operations	4.684	3.105	43.798	30.535	19.654	.629
Distributions
Dividends from Net Investment Income	(2.514)	(4.565)	(4.188)	(3.915)	(3.534)	(3.289)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.514)	(4.565)	(4.188)	(3.915)	(3.534)	(3.289)
Net Asset Value, End of Period	$260.04	$257.87	$259.33	$219.72	$193.10	$176.98
Total Return	1.78%	1.27%	20.15%	16.00%	11.28%	0.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$874	$871	$879	$755	$847	$788
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.81%	1.77%	1.92%	2.05%	1.83%
Portfolio Turnover Rate[2]	5%	10%	14%	16%	8%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

12

Russell 3000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

13

Russell 3000 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $66,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

Russell 3000 Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,358,536	—	6	1,358,542
Temporary Cash Investments	7,234	399	—	7,633
Total	1,365,770	399	6	1,366,175
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20	—	—	20

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,107,928
Gross Unrealized Appreciation	371,336
Gross Unrealized Depreciation	(113,872)
Net Unrealized Appreciation (Depreciation)	257,464

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $28,070,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 29, 2020, the fund purchased $150,377,000 of investment securities and sold $132,759,000 of investment securities, other than temporary cash investments. Purchases and sales include $55,691,000 and $60,666,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

15

Russell 3000 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	93,696	625	109,413	875
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(61,720)	(425)	(60,602)	(475)
Net Increase (Decrease)—ETF Shares	31,976	200	48,811	400
Institutional Shares
Issued	80,379	302	196,124	780
Issued in Lieu of Cash Distributions	8,282	31	15,108	61
Redeemed	(99,005)	(349)	(210,201)	(854)
Net Increase (Decrease)—Institutional Shares	(10,344)	(16)	1,031	(13)

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

16

The Product is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Russell 3000 Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 3000 Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 3000 Index is based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 3000 Index which is determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Product. Russell is not responsible for and has not reviewed the Product nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Product.

Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 3000 Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Product, or any other person or entity from the use of the Russell 3000 Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 3000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18542 042020

Semiannual Report | February 29, 2020

Vanguard Sector Bond Index Funds

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Mortgage-Backed Securities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Short-Term Treasury Index Fund	4

Intermediate-Term Treasury Index Fund	18

Long-Term Treasury Index Fund	32

Short-Term Corporate Bond Index Fund	45

Intermediate-Term Corporate Bond Index Fund	62

Long-Term Corporate Bond Index Fund	79

Mortgage-Backed Securities Index Fund	97

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,018.12	$0.25
Admiral™ Shares	1,000.00	1,018.23	0.35
Institutional Shares	1,000.00	1,017.89	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,031.35	$0.25
Admiral Shares	1,000.00	1,031.36	0.35
Institutional Shares	1,000.00	1,031.33	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,065.71	$0.26
Admiral Shares	1,000.00	1,065.55	0.36
Institutional Shares	1,000.00	1,065.68	0.26
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,025.35	$0.25
Admiral Shares	1,000.00	1,024.84	0.35
Institutional Shares	1,000.00	1,025.18	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,040.28	$0.25
Admiral Shares	1,000.00	1,040.42	0.36
Institutional Shares	1,000.00	1,040.47	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,057.58	$0.26
Admiral Shares	1,000.00	1,057.29	0.36
Institutional Shares	1,000.00	1,057.61	0.26
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.65	$0.25
Admiral Shares	1,000.00	1,024.57	0.35
Institutional Shares	1,000.00	1,024.59	0.25

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Treasury Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Short-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Corporate Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Mortgage-Backed Securities Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Treasury Index Fund

Fund Allocation

As of February 29, 2020

U.S. Treasury	100.0%

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

Short-Term Treasury Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	1.875%	12/15/20	3	3
United States Treasury Note/Bond	1.750%	12/31/20	1	1
United States Treasury Note/Bond	2.000%	1/15/21	3	3
United States Treasury Note/Bond	1.375%	1/31/21	1	1
United States Treasury Note/Bond	2.125%	1/31/21	1	1
United States Treasury Note/Bond	2.250%	2/15/21	1	1
United States Treasury Note/Bond	3.625%	2/15/21	1	1
United States Treasury Note/Bond	1.125%	2/28/21	34,531	34,547
United States Treasury Note/Bond	2.000%	2/28/21	7	7
United States Treasury Note/Bond	2.375%	3/15/21	85,873	87,027
United States Treasury Note/Bond	1.250%	3/31/21	176,572	176,930
United States Treasury Note/Bond	2.250%	3/31/21	220,265	223,054
United States Treasury Note/Bond	2.375%	4/15/21	100,127	101,598
United States Treasury Note/Bond	1.375%	4/30/21	212,311	213,073
United States Treasury Note/Bond	2.250%	4/30/21	145,620	147,646
United States Treasury Note/Bond	2.625%	5/15/21	124,800	127,155
United States Treasury Note/Bond	3.125%	5/15/21	39,192	40,160
United States Treasury Note/Bond	1.375%	5/31/21	37,303	37,466
United States Treasury Note/Bond	2.000%	5/31/21	29,251	29,599
United States Treasury Note/Bond	2.125%	5/31/21	70,000	70,941
United States Treasury Note/Bond	2.625%	6/15/21	192,985	196,903
United States Treasury Note/Bond	1.125%	6/30/21	21,172	21,202
United States Treasury Note/Bond	1.625%	6/30/21	35,000	35,279
United States Treasury Note/Bond	2.125%	6/30/21	177,921	180,496
United States Treasury Note/Bond	2.625%	7/15/21	57,060	58,317
United States Treasury Note/Bond	1.125%	7/31/21	184,920	185,238
United States Treasury Note/Bond	1.750%	7/31/21	36,000	36,382
United States Treasury Note/Bond	2.250%	7/31/21	63,288	64,406
United States Treasury Note/Bond	2.125%	8/15/21	115,434	117,346
United States Treasury Note/Bond	2.750%	8/15/21	75,000	76,910
United States Treasury Note/Bond	1.125%	8/31/21	127,038	127,296
United States Treasury Note/Bond	1.500%	8/31/21	86,000	86,659
United States Treasury Note/Bond	2.000%	8/31/21	61,394	62,325
United States Treasury Note/Bond	2.750%	9/15/21	82,896	85,124
United States Treasury Note/Bond	1.125%	9/30/21	82,589	82,782
United States Treasury Note/Bond	1.500%	9/30/21	36,817	37,122
United States Treasury Note/Bond	2.125%	9/30/21	47,600	48,463
United States Treasury Note/Bond	2.875%	10/15/21	109,645	113,002
United States Treasury Note/Bond	1.250%	10/31/21	203,525	204,491
United States Treasury Note/Bond	1.500%	10/31/21	45,274	45,677

Short-Term Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.000%	10/31/21	152,815	155,417
United States Treasury Note/Bond	2.000%	11/15/21	26,363	26,828
United States Treasury Note/Bond	2.875%	11/15/21	188,210	194,297
United States Treasury Note/Bond	8.000%	11/15/21	21,340	23,861
United States Treasury Note/Bond	1.500%	11/30/21	77,000	77,746
United States Treasury Note/Bond	1.750%	11/30/21	28,142	28,538
United States Treasury Note/Bond	1.875%	11/30/21	91,165	92,646
United States Treasury Note/Bond	2.625%	12/15/21	226,375	233,114
United States Treasury Note/Bond	2.000%	12/31/21	70,455	71,809
United States Treasury Note/Bond	2.125%	12/31/21	95,165	97,202
United States Treasury Note/Bond	2.500%	1/15/22	88,430	90,987
United States Treasury Note/Bond	1.375%	1/31/22	75,865	76,541
United States Treasury Note/Bond	1.500%	1/31/22	75,000	75,821
United States Treasury Note/Bond	1.875%	1/31/22	70,032	71,290
United States Treasury Note/Bond	2.000%	2/15/22	31,394	32,051
United States Treasury Note/Bond	2.500%	2/15/22	107,770	111,054
United States Treasury Note/Bond	1.125%	2/28/22	389,465	391,292
United States Treasury Note/Bond	1.750%	2/28/22	63	64
United States Treasury Note/Bond	1.875%	2/28/22	8,419	8,562
United States Treasury Note/Bond	2.375%	3/15/22	55	57
United States Treasury Note/Bond	1.750%	3/31/22	110,837	112,738
United States Treasury Note/Bond	1.875%	3/31/22	146,073	148,971
United States Treasury Note/Bond	2.250%	4/15/22	79,740	81,982
United States Treasury Note/Bond	1.750%	4/30/22	43,467	44,248
United States Treasury Note/Bond	1.875%	4/30/22	156,603	159,832
United States Treasury Note/Bond	1.750%	5/15/22	74,205	75,596
United States Treasury Note/Bond	2.125%	5/15/22	160,035	164,285
United States Treasury Note/Bond	1.750%	5/31/22	216,936	221,038
United States Treasury Note/Bond	1.875%	5/31/22	17,075	17,443
United States Treasury Note/Bond	1.750%	6/15/22	166,730	169,986
United States Treasury Note/Bond	1.750%	6/30/22	57,684	58,820
United States Treasury Note/Bond	2.125%	6/30/22	38,359	39,450
United States Treasury Note/Bond	1.750%	7/15/22	102,920	104,978
United States Treasury Note/Bond	1.875%	7/31/22	190,280	194,740
United States Treasury Note/Bond	2.000%	7/31/22	121,880	125,099
United States Treasury Note/Bond	1.500%	8/15/22	233,220	236,718
United States Treasury Note/Bond	1.625%	8/15/22	53,772	54,738
United States Treasury Note/Bond	7.250%	8/15/22	9,525	10,987
United States Treasury Note/Bond	1.625%	8/31/22	83,710	85,226
United States Treasury Note/Bond	1.875%	8/31/22	54,582	55,913
United States Treasury Note/Bond	1.500%	9/15/22	83,389	84,679
United States Treasury Note/Bond	1.750%	9/30/22	61,750	63,110
United States Treasury Note/Bond	1.875%	9/30/22	87,452	89,665
United States Treasury Note/Bond	1.375%	10/15/22	126,343	127,943
United States Treasury Note/Bond	1.875%	10/31/22	75,024	76,958
United States Treasury Note/Bond	2.000%	10/31/22	57,966	59,651
United States Treasury Note/Bond	1.625%	11/15/22	219,200	223,516
United States Treasury Note/Bond	2.000%	11/30/22	157,895	162,632
United States Treasury Note/Bond	1.625%	12/15/22	202,785	206,902
United States Treasury Note/Bond	2.125%	12/31/22	75,640	78,252
United States Treasury Note/Bond	1.500%	1/15/23	128,770	131,003
United States Treasury Note/Bond	1.750%	1/31/23	77,905	79,840
United States Treasury Note/Bond	2.375%	1/31/23	34,680	36,159
United States Treasury Note/Bond	1.375%	2/15/23	226,635	229,894

Short-Term Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.000%	2/15/23	101,240	104,543
United States Treasury Note/Bond	1.500%	2/28/23	86,885	88,459
United States Treasury Note/Bond	2.625%	2/28/23	56,500	59,396
Total U.S. Government and Agency Obligations (Cost $8,931,979)				9,079,201

			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund
(Cost $11,154)	1.706%		111,505	11,154
Total Investments (99.7%) (Cost $8,943,133)				9,090,355
Other Assets and Liabilities—Net (0.3%)				28,329
Net Assets (100%)				9,118,684

Cost rounded to $000.

● See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,931,979)	9,079,201
Affiliated Issuers (Cost $11,154)	11,154
Total Investments in Securities	9,090,355
Investment in Vanguard	389
Cash	2,158
Receivables for Investment Securities Sold	818,378
Receivables for Accrued Income	45,389
Receivables for Capital Shares Issued	14,527
Total Assets	9,971,196
Liabilities
Payables for Investment Securities Purchased	833,461
Payables for Capital Shares Redeemed	17,812
Payables for Distributions	857
Payables to Vanguard	382
Total Liabilities	852,512
Net Assets	9,118,684

At February 29, 2020, net assets consisted of:

Paid-in Capital	8,951,286
Total Distributable Earnings (Loss)	167,398
Net Assets	9,118,684

ETF Shares—Net Assets
Applicable to 102,084,932 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,285,088
Net Asset Value Per Share—ETF Shares	$61.57

Admiral Shares—Net Assets
Applicable to 86,196,628 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,767,655
Net Asset Value Per Share—Admiral Shares	$20.51

Institutional Shares—Net Assets
Applicable to 41,374,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,065,941
Net Asset Value Per Share—Institutional Shares	$25.76

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	89,587
Total Income	89,587
Expenses
The Vanguard Group—Note B
Investment Advisory Services	141
Management and Administrative—ETF Shares	1,102
Management and Administrative—Admiral Shares	487
Management and Administrative—Institutional Shares	179
Marketing and Distribution—ETF Shares	192
Marketing and Distribution—Admiral Shares	63
Marketing and Distribution—Institutional Shares	23
Custodian Fees	7
Shareholders’ Reports—ETF Shares	47
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	34
Trustees’ Fees and Expenses	2
Total Expenses	2,281
Expenses Paid Indirectly	(7)
Net Expenses	2,274
Net Investment Income	87,313
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	33,731
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	38,871
Net Increase (Decrease) in Net Assets Resulting from Operations	159,915
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $179,000, ($22,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $9,850,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,313	163,089
Realized Net Gain (Loss)	33,731	6,115
Change in Unrealized Appreciation (Depreciation)	38,871	142,644
Net Increase (Decrease) in Net Assets Resulting from Operations	159,915	311,848
Distributions[1]
ETF Shares	(60,448)	(107,243)
Admiral Shares	(17,165)	(31,993)
Institutional Shares	(10,438)	(18,801)
Total Distributions	(88,051)	(158,037)
Capital Share Transactions
ETF Shares	901,717	2,148,726
Admiral Shares	157,767	637,339
Institutional Shares	83,466	447,152
Net Increase (Decrease) from Capital Share Transactions	1,142,950	3,233,217
Total Increase (Decrease)	1,214,814	3,387,028
Net Assets
Beginning of Period	7,903,870	4,516,842
End of Period	9,118,684	7,903,870

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$61.12	$59.89	$60.86	$61.14	$61.03	$60.95
Investment Operations
Net Investment Income	.6291	1.430[1]	.965[1]	.614[1]	.478	.351
Net Realized and Unrealized Gain (Loss)
on Investments	.468	1.165	(1.062)	(.311)	.118	.102
Total from Investment Operations	1.097	2.595	(.097)	.303	.596	.453
Distributions
Dividends from Net Investment Income	(.647)	(1.365)	(.873)	(.573)	(.462)	(.340)
Distributions from Realized Capital Gains	—	—	—	(.010)	(.024)	(.033)
Total Distributions	(.647)	(1.365)	(.873)	(.583)	(.486)	(.373)
Net Asset Value, End of Period	$61.57	$61.12	$59.89	$60.86	$61.14	$61.03

Total Return	1.81%	4.39%	-0.15%	0.50%	0.98%	0.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,285	$5,334	$3,080	$1,832	$908	$635
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.37%	1.61%	1.01%	0.80%	0.59%
Portfolio Turnover Rate[2]	32%	55%	67%	60%	73%	64%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.35	$19.95	$20.29	$20.38	$20.35	$20.33
Investment Operations
Net Investment Income	.208[1]	.472[1]	.324[1]	.202[1]	.158	.116
Net Realized and Unrealized Gain (Loss) on Investments	.160	.384	(.358)	(.096)	.040	.031
Total from Investment Operations	.368	.856	(.034)	.106	.198	.147
Distributions
Dividends from Net Investment Income	(.208)	(.456)	(.306)	(.193)	(.160)	(.116)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.008)	(.011)
Total Distributions	(.208)	(.456)	(.306)	(.196)	(.168)	(.127)
Net Asset Value, End of Period	$20.51	$20.35	$19.95	$20.29	$20.38	$20.35

Total Return[2]	1.82%	4.34%	-0.16%	0.53%	0.98%	0.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,768	$1,596	$929	$507	$364	$221
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.35%	1.61%	1.01%	0.80%	0.59%
Portfolio Turnover Rate[3]	32%	55%	67%	60%	73%	64%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$25.57	$25.06	$25.49	$25.60	$25.57	$25.54
Investment Operations
Net Investment Income	.264[1]	.598[1]	.425[1]	.260[1]	.207	.156
Net Realized and Unrealized Gain (Loss) on Investments	.190	.490	(.467)	(.117)	.042	.043
Total from Investment Operations	.454	1.088	(.042)	.143	.249	.199
Distributions
Dividends from Net Investment Income	(.264)	(.578)	(.388)	(.249)	(.209)	(.155)
Distributions from Realized Capital Gains	—	—	—	(.004)	(.010)	(.014)
Total Distributions	(.264)	(.578)	(.388)	(.253)	(.219)	(.169)
Net Asset Value, End of Period	$25.76	$25.57	$25.06	$25.49	$25.60	$25.57

Total Return	1.79%	4.40%	-0.16%	0.56%	0.98%	0.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,066	$974	$508	$208	$92	$67
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.37%	1.63%	1.03%	0.82%	0.62%
Portfolio Turnover Rate[2]	32%	55%	67%	60%	73%	64%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Short-Term Treasury Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $389,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Treasury Index Fund

The following table summarizes the market value of the fund’s investments as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,079,201	—	9,079,201
Temporary Cash Investments	11,154	—	—	11,154
Total	11,154	9,079,201	—	9,090,355

E.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,943,133
Gross Unrealized Appreciation	147,394
Gross Unrealized Depreciation	(172)
Net Unrealized Appreciation (Depreciation)	147,222

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $23,001,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $4,488,565,000 of investment securities and sold $3,354,792,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,568,219,000 and $679,993,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $985,855,000 and $0, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Short-Term Treasury Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,590,911	26,110	4,617,915	76,876
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(689,194)	(11,300)	(2,469,189)	(41,025)
Net Increase (Decrease)—ETF Shares	901,717	14,810	2,148,726	35,851
Admiral Shares
Issued	468,654	23,061	1,331,656	66,414
Issued in Lieu of Cash Distributions	13,117	645	23,999	1,193
Redeemed	(324,004)	(15,943)	(718,316)	(35,725)
Net Increase (Decrease)—Admiral Shares	157,767	7,763	637,339	31,882
Institutional Shares
Issued	260,251	10,211	756,162	30,031
Issued in Lieu of Cash Distributions	9,312	365	16,091	637
Redeemed	(186,097)	(7,288)	(325,101)	(12,864)
Net Increase (Decrease)—Institutional Shares	83,466	3,288	447,152	17,804

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Treasury Index Fund

Fund Allocation

As of February 29, 2020

U.S. Treasury	100.0%

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

Intermediate-Term Treasury Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	8.125%	5/15/21	220	239
United States Treasury Note/Bond	8.125%	8/15/21	245	270
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,447
United States Treasury Note/Bond	2.000%	11/30/22	7,454	7,678
United States Treasury Note/Bond	2.125%	12/31/22	3	4
United States Treasury Note/Bond	1.750%	1/31/23	161	165
United States Treasury Note/Bond	2.000%	2/15/23	3	3
United States Treasury Note/Bond	7.125%	2/15/23	6,628	7,831
United States Treasury Note/Bond	1.500%	2/28/23	44,017	44,815
United States Treasury Note/Bond	1.500%	3/31/23	66,845	68,098
United States Treasury Note/Bond	2.500%	3/31/23	26,705	28,011
United States Treasury Note/Bond	1.625%	4/30/23	45,230	46,262
United States Treasury Note/Bond	2.750%	4/30/23	25,400	26,868
United States Treasury Note/Bond	1.750%	5/15/23	84,815	87,108
United States Treasury Note/Bond	1.625%	5/31/23	36,775	37,631
United States Treasury Note/Bond	2.750%	5/31/23	71,015	75,221
United States Treasury Note/Bond	1.375%	6/30/23	154,810	157,253
United States Treasury Note/Bond	2.625%	6/30/23	25,960	27,432
United States Treasury Note/Bond	1.250%	7/31/23	27,357	27,682
United States Treasury Note/Bond	2.750%	7/31/23	61,172	64,967
United States Treasury Note/Bond	2.500%	8/15/23	50,545	53,301
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,433
United States Treasury Note/Bond	1.375%	8/31/23	36,915	37,521
United States Treasury Note/Bond	2.750%	8/31/23	58,314	62,013
United States Treasury Note/Bond	1.375%	9/30/23	93,125	94,697
United States Treasury Note/Bond	2.875%	9/30/23	45,870	49,052
United States Treasury Note/Bond	1.625%	10/31/23	50,095	51,402
United States Treasury Note/Bond	2.875%	10/31/23	106,180	113,695
United States Treasury Note/Bond	2.750%	11/15/23	80,805	86,234
United States Treasury Note/Bond	2.125%	11/30/23	72,565	75,819
United States Treasury Note/Bond	2.875%	11/30/23	61,100	65,520
United States Treasury Note/Bond	2.250%	12/31/23	23,724	24,925
United States Treasury Note/Bond	2.625%	12/31/23	67,905	72,277
United States Treasury Note/Bond	2.250%	1/31/24	77,773	81,771
United States Treasury Note/Bond	2.500%	1/31/24	62,700	66,521
United States Treasury Note/Bond	2.750%	2/15/24	166,240	178,111
United States Treasury Note/Bond	2.125%	2/29/24	38,999	40,851
United States Treasury Note/Bond	2.375%	2/29/24	57,100	60,366
United States Treasury Note/Bond	2.125%	3/31/24	167,688	175,811
United States Treasury Note/Bond	2.000%	4/30/24	28,015	29,249

Intermediate-Term Treasury Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.250%	4/30/24	68,446	72,168
United States Treasury Note/Bond	2.500%	5/15/24	184,262	196,239
United States Treasury Note/Bond	2.000%	5/31/24	142,885	149,292
United States Treasury Note/Bond	1.750%	6/30/24	78,335	81,077
United States Treasury Note/Bond	2.000%	6/30/24	47,347	49,522
United States Treasury Note/Bond	1.750%	7/31/24	47,600	49,311
United States Treasury Note/Bond	2.125%	7/31/24	63,748	67,065
United States Treasury Note/Bond	2.375%	8/15/24	95,812	101,860
United States Treasury Note/Bond	1.250%	8/31/24	74,990	76,068
United States Treasury Note/Bond	1.875%	8/31/24	82,905	86,377
United States Treasury Note/Bond	1.500%	9/30/24	64,444	66,116
United States Treasury Note/Bond	2.125%	9/30/24	49,501	52,162
United States Treasury Note/Bond	1.500%	10/31/24	59,186	60,740
United States Treasury Note/Bond	2.250%	10/31/24	54,050	57,310
United States Treasury Note/Bond	2.250%	11/15/24	143,161	151,839
United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,557
United States Treasury Note/Bond	1.500%	11/30/24	92,760	95,253
United States Treasury Note/Bond	2.125%	11/30/24	76,230	80,458
United States Treasury Note/Bond	1.750%	12/31/24	34,445	35,785
United States Treasury Note/Bond	2.250%	12/31/24	76,990	81,778
United States Treasury Note/Bond	1.375%	1/31/25	54,450	55,641
United States Treasury Note/Bond	2.500%	1/31/25	26,550	28,554
United States Treasury Note/Bond	2.000%	2/15/25	136,463	143,499
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,368
United States Treasury Note/Bond	1.125%	2/28/25	91,135	92,061
United States Treasury Note/Bond	2.750%	2/28/25	61,658	67,111
United States Treasury Note/Bond	2.625%	3/31/25	60,157	65,177
United States Treasury Note/Bond	2.875%	4/30/25	24,274	26,629
United States Treasury Note/Bond	2.125%	5/15/25	86,535	91,686
United States Treasury Note/Bond	2.875%	5/31/25	29,500	32,399
United States Treasury Note/Bond	2.750%	6/30/25	25,000	27,328
United States Treasury Note/Bond	2.875%	7/31/25	142,885	157,285
United States Treasury Note/Bond	2.000%	8/15/25	91,425	96,425
United States Treasury Note/Bond	6.875%	8/15/25	14,398	18,933
United States Treasury Note/Bond	2.750%	8/31/25	63,320	69,355
United States Treasury Note/Bond	3.000%	9/30/25	34,900	38,739
United States Treasury Note/Bond	3.000%	10/31/25	36,000	39,994
United States Treasury Note/Bond	2.250%	11/15/25	147,850	158,200
United States Treasury Note/Bond	2.875%	11/30/25	48,150	53,228
United States Treasury Note/Bond	2.625%	12/31/25	54,145	59,153
United States Treasury Note/Bond	2.625%	1/31/26	61,800	67,584
United States Treasury Note/Bond	1.625%	2/15/26	221,945	229,922
United States Treasury Note/Bond	6.000%	2/15/26	10,295	13,292
United States Treasury Note/Bond	2.500%	2/28/26	50,125	54,495
United States Treasury Note/Bond	2.250%	3/31/26	43,135	46,303
United States Treasury Note/Bond	2.375%	4/30/26	53,950	58,342
United States Treasury Note/Bond	1.625%	5/15/26	139,215	144,305
United States Treasury Note/Bond	2.125%	5/31/26	50,318	53,699
United States Treasury Note/Bond	1.875%	6/30/26	66,300	69,781
United States Treasury Note/Bond	1.875%	7/31/26	56,465	59,447
United States Treasury Note/Bond	1.500%	8/15/26	157,592	162,197
United States Treasury Note/Bond	6.750%	8/15/26	5,954	8,097
United States Treasury Note/Bond	1.375%	8/31/26	54,783	55,964
United States Treasury Note/Bond	1.625%	9/30/26	65,149	67,592

Intermediate-Term Treasury Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	10/31/26	53,535	55,559
United States Treasury Note/Bond	2.000%	11/15/26	120,055	127,484
United States Treasury Note/Bond	6.500%	11/15/26	8,000	10,850
United States Treasury Note/Bond	1.625%	11/30/26	69,290	71,921
United States Treasury Note/Bond	1.750%	12/31/26	12,615	13,202
United States Treasury Note/Bond	1.500%	1/31/27	57,490	59,215
United States Treasury Note/Bond	2.250%	2/15/27	136,470	147,494
United States Treasury Note/Bond	6.625%	2/15/27	3,015	4,154
United States Treasury Note/Bond	2.375%	5/15/27	117,615	128,421
United States Treasury Note/Bond	2.250%	8/15/27	119,470	129,681
United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,152
United States Treasury Note/Bond	2.250%	11/15/27	129,605	140,945
United States Treasury Note/Bond	6.125%	11/15/27	11,800	16,255
United States Treasury Note/Bond	2.750%	2/15/28	103,665	116,914
United States Treasury Note/Bond	2.875%	5/15/28	110,957	126,525
United States Treasury Note/Bond	2.875%	8/15/28	119,588	136,760
United States Treasury Note/Bond	5.500%	8/15/28	98,812	134,060
United States Treasury Note/Bond	3.125%	11/15/28	130,698	152,590
United States Treasury Note/Bond	5.250%	11/15/28	15,100	20,307
United States Treasury Note/Bond	2.625%	2/15/29	136,745	154,309
United States Treasury Note/Bond	5.250%	2/15/29	37,562	50,832
United States Treasury Note/Bond	2.375%	5/15/29	143,994	159,698
United States Treasury Note/Bond	1.625%	8/15/29	164,878	172,143
United States Treasury Note/Bond	6.125%	8/15/29	8,000	11,595
United States Treasury Note/Bond	1.750%	11/15/29	139,335	147,129
Total U.S. Government and Agency Obligations (Cost $7,981,448)				8,469,511
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund
(Cost $40,211)	1.706%		402,035	40,215
Total Investments (100.0%) (Cost $8,021,659)				8,509,726
Other Assets and Liabilities—Net (0.0%)				3,567
Net Assets (100%)				8,513,293

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,981,448)	8,469,511
Affiliated Issuers (Cost $40,211)	40,215
Total Investments in Securities	8,509,726
Investment in Vanguard	352
Cash	2,134
Receivables for Investment Securities Sold	212,079
Receivables for Accrued Income	38,898
Receivables for Capital Shares Issued	25,078
Total Assets	8,788,267
Liabilities
Payables for Investment Securities Purchased	261,138
Payables for Capital Shares Redeemed	12,591
Payables for Distributions	862
Payables to Vanguard	383
Total Liabilities	274,974
Net Assets	8,513,293
At February 29, 2020, net assets consisted of:

Paid-in Capital	8,012,620
Total Distributable Earnings (Loss)	500,673
Net Assets	8,513,293

ETF Shares—Net Assets
Applicable to 72,048,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,944,566
Net Asset Value Per Share—ETF Shares	$68.63

Admiral Shares—Net Assets
Applicable to 91,556,646 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,119,427
Net Asset Value Per Share—Admiral Shares	$23.15

Institutional Shares—Net Assets
Applicable to 50,450,132 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,449,300
Net Asset Value Per Share—Institutional Shares	$28.73

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	83,007
Total Income	83,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	127
Management and Administrative—ETF Shares	793
Management and Administrative—Admiral Shares	568
Management and Administrative—Institutional Shares	266
Marketing and Distribution—ETF Shares	148
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	28
Custodian Fees	8
Shareholders’ Reports—ETF Shares	92
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	2,112
Expenses Paid Indirectly	(6)
Net Expenses	2,106
Net Investment Income	80,901
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	26,965
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	149,377
Net Increase (Decrease) in Net Assets Resulting from Operations	257,243

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $127,000, ($1,000), and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $11,237,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,901	133,484
Realized Net Gain (Loss)	26,965	15,651
Change in Unrealized Appreciation (Depreciation)	149,377	432,052
Net Increase (Decrease) in Net Assets Resulting from Operations	257,243	581,187
Distributions[1]
ETF Shares	(47,430)	(80,241)
Admiral Shares	(20,429)	(34,323)
Institutional Shares	(13,404)	(15,996)
Total Distributions	(81,263)	(130,560)
Capital Share Transactions
ETF Shares	491,950	1,395,386
Admiral Shares	188,919	667,745
Institutional Shares	234,413	735,266
Net Increase (Decrease) from Capital Share Transactions	915,282	2,798,397
Total Increase (Decrease)	1,091,262	3,249,024
Net Assets
Beginning of Period	7,422,031	4,173,007
End of Period	8,513,293	7,422,031
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$67.26	$62.67	$65.29	$66.54	$64.80	$64.14
Investment Operations
Net Investment Income	.703 [1]	1.515 [1]	1.250 [1]	1.043 [1]	1.035	1.054
Net Realized and Unrealized Gain (Loss) on Investments	1.381	4.552	(2.691)	(1.201)	1.770	.649
Total from Investment Operations	2.084	6.067	(1.441)	(.158)	2.805	1.703
Distributions
Dividends from Net Investment Income	(.714)	(1.477)	(1.179)	(1.011)	(1.038)	(1.043)
Distributions from Realized Capital Gains	—	—	—	(.081)	(.027)	—
Total Distributions	(.714)	(1.477)	(1.179)	(1.092)	(1.065)	(1.043)
Net Asset Value, End of Period	$68.63	$67.26	$62.67	$65.29	$66.54	$64.80

Total Return	3.14%	9.84%	-2.21%	-0.21%	4.37%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,945	$4,353	$2,680	$1,329	$908	$360
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.36%	1.97%	1.61%	1.61%	1.67%
Portfolio Turnover Rate[2]	12%	29%	31%	32%	37%	35%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.68	$21.13	$22.03	$22.45	$21.86	$21.64
Investment Operations
Net Investment Income	.235 [1]	.507 [1]	.418 [1]	.351 [1]	.349	.355
Net Realized and Unrealized Gain (Loss) on Investments	.469	1.540	(.911)	(.400)	.601	.220
Total from Investment Operations	.704	2.047	(.493)	(.049)	.950	.575
Distributions
Dividends from Net Investment Income	(.234)	(.497)	(.407)	(.344)	(.351)	(.355)
Distributions from Realized Capital Gains	—	—	—	(.027)	(.009)	—
Total Distributions	(.234)	(.497)	(.407)	(.371)	(.360)	(.355)
Net Asset Value, End of Period	$23.15	$22.68	$21.13	$22.03	$22.45	$21.86

Total Return[2]	3.14%	9.83%	-2.24%	-0.19%	4.38%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,119	$1,887	$1,104	$874	$710	$358
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.34%	1.97%	1.61%	1.61%	1.67%
Portfolio Turnover Rate[3]	12%	29%	31%	32%	37%	35%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.15	$26.23	$27.33	$27.86	$27.12	$26.85
Investment Operations
Net Investment Income	.295 [1]	.634 [1]	.524 [1]	.441 [1]	.437	.447
Net Realized and Unrealized Gain (Loss) on Investments	.578	1.908	(1.114)	(.507)	.752	.271
Total from Investment Operations	.873	2.542	(.590)	(.066)	1.189	.718
Distributions
Dividends from Net Investment Income	(.293)	(.622)	(.510)	(.430)	(.438)	(.448)
Distributions from Realized Capital Gains	—	—	—	(.034)	(.011)	—
Total Distributions	(.293)	(.622)	(.510)	(.464)	(.449)	(.448)
Net Asset Value, End of Period	$28.73	$28.15	$26.23	$27.33	$27.86	$27.12

Total Return	3.13%	9.83%	-2.16%	-0.21%	4.42%	2.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,449	$1,183	$390	$336	$272	$208
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.36%	1.99%	1.63%	1.63%	1.70%
Portfolio Turnover Rate[2]	12%	29%	31%	32%	37%	35%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Intermediate-Term Treasury Index Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $352,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Treasury Index Fund

The following table summarizes the market value of the fund’s investments as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,469,511	—	8,469,511
Temporary Cash Investments	40,215	—	—	40,215
Total	40,215	8,469,511	—	8,509,726

E.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,021,659
Gross Unrealized Appreciation	488,296
Gross Unrealized Depreciation	(229)
Net Unrealized Appreciation (Depreciation)	488,067

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $22,038,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $2,104,142,000 of investment securities and sold $1,177,935,000 of investment securities, other than temporary cash investments. Purchases and sales include $712,775,000 and $227,308,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $0 and $847,114,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Intermediate-Term Treasury Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	721,958	10,816	1,981,634	31,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(230,008)	(3,475)	(586,248)	(9,175)
Net Increase (Decrease)—ETF Shares	491,950	7,341	1,395,386	21,950
Admiral Shares
Issued	458,372	20,345	1,148,062	53,224
Issued in Lieu of Cash Distributions	17,164	761	28,925	1,333
Redeemed	(286,617)	(12,730)	(509,242)	(23,608)
Net Increase (Decrease)—Admiral Shares	188,919	8,376	667,745	30,949
Institutional Shares
Issued	303,241	10,901	849,876	31,471
Issued in Lieu of Cash Distributions	11,271	402	14,002	519
Redeemed	(80,099)	(2,873)	(128,612)	(4,827)
Net Increase (Decrease)—Institutional Shares	234,413	8,430	735,266	27,163

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Treasury Index Fund

Fund Allocation

As of February 29, 2020

U.S. Treasury	100.0%

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

Long-Term Treasury Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	6.250%	5/15/30	17,545	26,181
United States Treasury Note/Bond	5.375%	2/15/31	35,420	50,739
United States Treasury Note/Bond	4.500%	2/15/36	39,752	57,901
United States Treasury Note/Bond	4.750%	2/15/37	14,175	21,491
United States Treasury Note/Bond	5.000%	5/15/37	12,031	18,769
United States Treasury Note/Bond	4.375%	2/15/38	11,947	17,633
United States Treasury Note/Bond	4.500%	5/15/38	14,390	21,572
United States Treasury Note/Bond	3.500%	2/15/39	38,980	52,331
United States Treasury Note/Bond	4.250%	5/15/39	22,267	32,754
United States Treasury Note/Bond	4.500%	8/15/39	25,969	39,395
United States Treasury Note/Bond	4.375%	11/15/39	47,314	70,830
United States Treasury Note/Bond	4.625%	2/15/40	51,509	79,630
United States Treasury Note/Bond	4.375%	5/15/40	42,825	64,398
United States Treasury Note/Bond	3.875%	8/15/40	61,447	87,005
United States Treasury Note/Bond	4.250%	11/15/40	40,169	59,645
United States Treasury Note/Bond	4.750%	2/15/41	34,768	54,933
United States Treasury Note/Bond	4.375%	5/15/41	29,643	44,849
United States Treasury Note/Bond	3.750%	8/15/41	48,972	68,514
United States Treasury Note/Bond	3.125%	11/15/41	32,699	42,013
United States Treasury Note/Bond	3.125%	2/15/42	35,302	45,423
United States Treasury Note/Bond	3.000%	5/15/42	32,168	40,623
United States Treasury Note/Bond	2.750%	8/15/42	47,283	57,420
United States Treasury Note/Bond	2.750%	11/15/42	68,802	83,562
United States Treasury Note/Bond	3.125%	2/15/43	60,687	78,135
United States Treasury Note/Bond	2.875%	5/15/43	120,098	148,885
United States Treasury Note/Bond	3.625%	8/15/43	76,294	106,013
United States Treasury Note/Bond	3.750%	11/15/43	104,051	147,394
United States Treasury Note/Bond	3.625%	2/15/44	115,950	161,532
United States Treasury Note/Bond	3.375%	5/15/44	112,338	150,989
United States Treasury Note/Bond	3.125%	8/15/44	95,991	124,234
United States Treasury Note/Bond	3.000%	11/15/44	101,948	129,474
United States Treasury Note/Bond	2.500%	2/15/45	116,995	136,664
United States Treasury Note/Bond	3.000%	5/15/45	110,159	140,280
United States Treasury Note/Bond	2.875%	8/15/45	100,792	125,864
United States Treasury Note/Bond	3.000%	11/15/45	88,423	112,933
United States Treasury Note/Bond	2.500%	2/15/46	84,267	98,789
United States Treasury Note/Bond	2.500%	5/15/46	83,902	98,519
United States Treasury Note/Bond	2.250%	8/15/46	112,396	126,129
United States Treasury Note/Bond	2.875%	11/15/46	104,464	131,624
United States Treasury Note/Bond	3.000%	2/15/47	77,074	99,462

Long-Term Treasury Index Fund

			Face	`Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.000%	5/15/47	109,724	141,698
United States Treasury Note/Bond	2.750%	8/15/47	77,270	95,609
United States Treasury Note/Bond	2.750%	11/15/47	113,580	140,732
United States Treasury Note/Bond	3.000%	2/15/48	85,967	111,515
United States Treasury Note/Bond	3.125%	5/15/48	126,428	167,932
United States Treasury Note/Bond	3.000%	8/15/48	96,992	126,347
United States Treasury Note/Bond	3.375%	11/15/48	105,792	147,348
United States Treasury Note/Bond	3.000%	2/15/49	119,554	156,391
United States Treasury Note/Bond	2.875%	5/15/49	139,329	178,537
United States Treasury Note/Bond	2.250%	8/15/49	143,345	162,943
United States Treasury Note/Bond	2.375%	11/15/49	122,987	143,549
United States Treasury Note/Bond	2.000%	2/15/50	44,010	47,531
Total U.S. Government and Agency Obligations (Cost $4,177,579)				4,874,663

		Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1] Vanguard Market Liquidity Fund (Cost $30,119)	1.706%	301,130	30,122
Total Investments (100.2%) (Cost $4,207,698)			4,904,785
Other Assets and Liabilities—Net (-0.2%)			(9,110)
Net Assets (100%)			4,895,675

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,177,579)	4,874,663
Affiliated Issuers (Cost $30,119)	30,122
Total Investments in Securities	4,904,785
Investment in Vanguard	177
Receivables for Investment Securities Sold	15,430
Receivables for Accrued Income	20,395
Receivables for Capital Shares Issued	47,341
Total Assets	4,988,128
Liabilities
Due to Custodian	191
Payables for Investment Securities Purchased	63,742
Payables for Capital Shares Redeemed	27,971
Payables for Distributions	322
Payables to Vanguard	227
Total Liabilities	92,453
Net Assets	4,895,675

At February 29, 2020, net assets consisted of:

Paid-in Capital	4,218,678
Total Distributable Earnings (Loss)	676,997
Net Assets	4,895,675

ETF Shares—Net Assets
Applicable to 24,082,087 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,287,524
Net Asset Value Per Share—ETF Shares	$94.99

Admiral Shares—Net Assets
Applicable to 46,276,035 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,476,535
Net Asset Value Per Share—Admiral Shares	$31.91

Institutional Shares—Net Assets
Applicable to 27,941,570 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,131,616
Net Asset Value Per Share—Institutional Shares	$40.50

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	43,250
Total Income	43,250
Expenses
The Vanguard Group—Note B
Investment Advisory Services	61
Management and Administrative—ETF Shares	209
Management and Administrative—Admiral Shares	328
Management and Administrative—Institutional Shares	219
Marketing and Distribution—ETF Shares	50
Marketing and Distribution—Admiral Shares	43
Marketing and Distribution—Institutional Shares	20
Custodian Fees	4
Shareholders’ Reports—ETF Shares	83
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,023
Expenses Paid Indirectly	(4)
Net Expenses	1,019
Net Investment Income	42,231
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	14,626
Futures Contracts	3
Realized Net Gain (Loss)	14,629
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	257,362
Net Increase (Decrease) in Net Assets Resulting from Operations	314,222

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $53,000, ($2,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $15,470,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,231	60,623
Realized Net Gain (Loss)	14,629	34,967
Change in Unrealized Appreciation (Depreciation)	257,362	508,164
Net Increase (Decrease) in Net Assets Resulting from Operations	314,222	603,754
Distributions[1]
ETF Shares	(16,562)	(24,057)
Admiral Shares	(13,009)	(18,802)
Institutional Shares	(11,690)	(16,872)
Total Distributions	(41,261)	(59,731)
Capital Share Transactions
ETF Shares	872,808	384,210
Admiral Shares	340,655	327,159
Institutional Shares	20,871	445,695
Net Increase (Decrease) from Capital Share Transactions	1,234,334	1,157,064
Total Increase (Decrease)	1,507,295	1,701,087
Net Assets
Beginning of Period	3,388,380	1,687,293
End of Period	4,895,675	3,388,380

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$90.17	$74.33	$78.76	$85.64	$75.13	$73.93
Investment Operations
Net Investment Income	1.005[1]	2.115[1]	2.050[1]	2.006[1]	2.021	2.073
Net Realized and Unrealized Gain (Loss)
on Investments	4.821	15.798	(4.469)	(6.905)	10.511	1.206
Total from Investment Operations	5.826	17.913	(2.149)	(4.899)	12.532	3.279
Distributions
Dividends from Net Investment Income	(1.006)	(2.073)	(2.011)	(1.981)	(2.022)	(2.079)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.006)	(2.073)	(2.011)	(1.981)	(2.022)	(2.079)
Net Asset Value, End of Period	$94.99	$90.17	$74.33	$78.76	$85.64	$75.13

Total Return	6.57%	24.69%	-3.07%	-5.63%	16.96%	4.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,288	$1,282	$676	$549	$578	$252
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.75%	2.73%	2.62%	2.58%	2.76%
Portfolio Turnover Rate[2]	7%	16%	19%	19%	18%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.28	$24.95	$26.44	$28.75	$25.21	$24.81
Investment Operations
Net Investment Income	.335[1]	.706[1]	.690[1]	.676[1]	.679	.698
Net Realized and Unrealized Gain (Loss)
on Investments	1.621	5.316	(1.501)	(2.319)	3.540	.399
Total from Investment Operations	1.956	6.022	(.811)	(1.643)	4.219	1.097
Distributions
Dividends from Net Investment Income	(.326)	(.692)	(.679)	(.667)	(.679)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.326)	(.692)	(.679)	(.667)	(.679)	(.697)
Net Asset Value, End of Period	$31.91	$30.28	$24.95	$26.44	$28.75	$25.21

Total Return[2]	6.56%	24.67%	-3.06%	-5.62%	16.97%	4.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,477	$1,053	$559	$468	$374	$130
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.73%	2.73%	2.62%	2.58%	2.76%
Portfolio Turnover Rate[3]	7%	16%	19%	19%	18%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.43	$31.66	$33.56	$36.49	$32.00	$31.48
Investment Operations
Net Investment Income	.430[1]	.902[1]	.883[1]	.865[1]	.868	.896
Net Realized and Unrealized Gain (Loss)
on Investments	2.058	6.753	(1.915)	(2.942)	4.492	.517
Total from Investment Operations	2.488	7.655	(1.032)	(2.077)	5.360	1.413
Distributions
Dividends from Net Investment Income	(.418)	(.885)	(.868)	(.853)	(.870)	(.893)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.418)	(.885)	(.868)	(.853)	(.870)	(.893)
Net Asset Value, End of Period	$40.50	$38.43	$31.66	$33.56	$36.49	$32.00

Total Return	6.57%	24.71%	-3.07%	-5.60%	16.99%	4.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,132	$1,054	$452	$213	$138	$154
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.75%	2.75%	2.64%	2.60%	2.79%
Portfolio Turnover Rate[2]	7%	16%	19%	19%	18%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Long-Term Treasury Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Long-Term Treasury Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $177,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,874,663	—	4,874,663
Temporary Cash Investments	30,122	—	—	30,122
Total	30,122	4,874,663	—	4,904,785

E.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,207,698
Gross Unrealized Appreciation	697,102
Gross Unrealized Depreciation	(15)
Net Unrealized Appreciation (Depreciation)	697,087

Long-Term Treasury Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $38,203,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $1,619,413,000 of investment securities and sold $383,616,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,015,375,000 and $124,143,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	998,225	11,318	899,247	11,672
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(125,417)	(1,450)	(515,037)	(6,550)
Net Increase (Decrease)—ETF Shares	872,808	9,868	384,210	5,122
Admiral Shares
Issued	605,269	20,561	587,551	22,376
Issued in Lieu of Cash Distributions	11,063	375	15,716	605
Redeemed	(275,677)	(9,442)	(276,108)	(10,623)
Net Increase (Decrease)—Admiral Shares	340,655	11,494	327,159	12,358
Institutional Shares
Issued	134,533	3,586	576,383	17,077
Issued in Lieu of Cash Distributions	11,690	312	16,872	510
Redeemed	(125,352)	(3,373)	(147,560)	(4,447)
Net Increase (Decrease)—Institutional Shares	20,871	525	445,695	13,140

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Allocation

As of February 29, 2020

Finance	42.3%

Industrial	52.8

Treasury/Agency	0.6

Utilities	4.3

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.375%	1/31/22	94,600	95,443	0.3%
	United States Treasury Note/Bond	1.375%	2/15/23	50,875	51,607	0.2%
	United States Treasury Note/Bond	1.125%	2/28/25	48,425	48,917	0.1%
Total U.S. Government and Agency Obligations (Cost $195,080)					195,967	0.6%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	3.004%	12/20/23	100,112	103,681	0.3%
	Bank of America Corp.	3.300%	1/11/23	62,862	65,973	0.2%
1	Bank of America Corp.	3.550%	3/5/24	60,949	64,265	0.2%
	Bank of America Corp.	4.000%	1/22/25	56,022	60,872	0.2%
	Bank of America Corp.	4.125%	1/22/24	47,657	51,802	0.2%
1	Bank of America Corp.	2.015%–5.875%	1/5/21–4/19/26	465,020	486,615	1.5%
1	Bank of America NA	3.335%	1/25/23	300	310	0.0%
1	Citibank NA	2.844%–3.650%	7/23/21–1/23/24	68,201	71,307	0.2%
	Citigroup Inc.	2.900%	12/8/21	50,737	51,803	0.2%
	Citigroup Inc.	2.700%	3/30/21	47,426	47,840	0.1%
1	Citigroup Inc.	2.312%–4.500%	8/2/21–4/24/25	353,200	367,789	1.2%
	Cooperatieve Rabobank UA	3.875%	2/8/22	54,503	57,056	0.2%
	Deutsche Bank AG	4.250%	10/14/21	45,922	47,379	0.1%
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,408	72,742	0.2%
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,607	59,430	0.2%
	Goldman Sachs Group Inc.	3.500%	1/23/25	54,205	57,753	0.2%
1	Goldman Sachs Group Inc.	2.876%	10/31/22	52,779	53,807	0.2%
1	Goldman Sachs Group Inc.	2.905%	7/24/23	50,088	51,553	0.2%
1	Goldman Sachs Group Inc.	2.350%–4.000%	12/27/20–9/29/25	302,992	316,239	1.0%
1	HSBC Holdings plc	3.803%	3/11/25	75,913	80,956	0.3%

Short-Term Corporate Bond Index Fund
				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	HSBC Holdings plc	2.633%–5.100%	3/8/21–11/7/25	352,983	365,712	1.1%
	HSBC USA Inc.	3.500%	6/23/24	11,869	12,763	0.0%
	JPMorgan Chase & Co.	2.295%	8/15/21	50,393	50,512	0.2%
	JPMorgan Chase & Co.	2.972%	1/15/23	47,018	48,282	0.1%
1	JPMorgan Chase & Co.	2.301%–4.625%	3/1/21–12/15/26	691,840	725,370	2.3%
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	44,977	48,061	0.1%
	Mitsubishi UFJ Financial Group Inc.	2.190%–3.535%	3/1/21–2/25/25	264,155	272,264	0.9%
	Morgan Stanley	2.625%	11/17/21	55,197	56,220	0.2%
	Morgan Stanley	3.875%	4/29/24	51,508	55,979	0.2%
1	Morgan Stanley	3.737%	4/24/24	50,863	53,918	0.2%
	Morgan Stanley	2.500%	4/21/21	48,119	48,597	0.1%
1	Morgan Stanley	2.720%–5.750%	1/25/21–7/23/25	279,777	296,154	0.9%
	MUFG Americas Holdings Corp.	3.000%–3.500%	6/18/22–2/10/25	15,216	16,036	0.1%
	MUFG Union Bank NA	2.100%–3.150%	4/1/22–12/9/22	31,765	32,663	0.1%
	Royal Bank of Scotland Group plc	3.875%	9/12/23	48,187	51,254	0.2%
1	Truist Bank	2.150%–3.689%	4/1/21–12/6/24	178,979	184,623	0.6%
	Truist Financial Corp.	2.050%–3.950%	3/3/21–10/26/24	136,407	140,789	0.4%
	Wells Fargo & Co.	3.069%	1/24/23	76,850	78,924	0.2%
	Wells Fargo & Co.	2.625%	7/22/22	69,589	71,293	0.2%
	Wells Fargo & Co.	3.000%	2/19/25	59,819	62,990	0.2%
	Wells Fargo & Co.	3.300%	9/9/24	51,688	54,810	0.2%
1	Wells Fargo & Co.	2.100%–4.600%	1/22/21–2/11/26	303,370	313,326	1.0%
1	Wells Fargo Bank NA	2.082%–3.625%	7/23/21–8/14/23	126,184	129,685	0.4%
2	Banking—Other †				5,445,112	17.1%
	Brokerage †				304,520	1.0%
	Finance Companies †				422,609	1.3%
	Insurance †				964,728	3.0%
	Other Finance †				27,111	0.1%
	Real Estate Investment Trusts †				839,441	2.7%
					13,342,918	42.0%
Industrial
	Basic Industry
	DuPont de Nemours Inc.	4.205%	11/15/23	44,863	48,906	0.1%
	Basic Industry—Other †				697,306	2.2%
2,3	Capital Goods †				1,578,950	5.0%
	Communication
	Comcast Corp.	3.700%	4/15/24	45,392	49,136	0.2%
	Verizon Communications Inc.	5.150%	9/15/23	63,960	71,867	0.2%
	Vodafone Group plc	3.750%	1/16/24	45,224	48,528	0.1%
2	Communication—Other †				1,457,253	4.6%
	Consumer Cyclical
	Ford Motor Credit Co. LLC	2.343%–5.875%	11/2/20–11/1/24	324,363	330,101	1.1%
	General Motors Co.	4.875%	10/2/23	28,866	31,259	0.1%
	General Motors Financial Co. Inc.	2.900%–5.100%	3/1/21–2/26/25	317,530	328,892	1.0%
	ConsumerCyclical—Other †				1,885,842	5.9%
	Consumer Noncyclical
2	AbbVie Inc.	2.600%	11/21/24	57,305	59,175	0.2%

Short-Term Corporate Bond Index Fund
				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	AbbVie Inc.	2.900%	11/6/22	50,952	52,724	0.2%
2	AbbVie Inc.	2.300%	11/21/22	47,060	47,850	0.1%
	BAT Capital Corp.	3.222%	8/15/24	47,554	49,900	0.1%
	CVS Health Corp.	3.700%	3/9/23	90,862	95,930	0.3%
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	52,758	53,438	0.2%
2	Consumer Noncyclical—Other †				3,919,027	12.3%
	Energy
	Occidental Petroleum Corp.	2.900%	8/15/24	47,688	48,323	0.1%
2	Energy—Other †				2,340,943	7.4%
	Other Industrial †				22,546	0.1%
	Technology
	Apple Inc.	2.400%	5/3/23	72,785	74,993	0.2%
	Apple Inc.	3.450%	5/6/24	45,433	49,196	0.1%
	Apple Inc.	1.550%–3.000%	2/23/21–2/9/25	345,427	356,166	1.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	50,008	52,377	0.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	50,813	51,804	0.2%
2	Dell International LLC / EMC Corp.	4.420%	6/15/21	65,900	68,082	0.2%
2	Dell International LLC / EMC Corp.	5.450%	6/15/23	54,568	60,026	0.2%
	International Business Machines Corp.	3.000%	5/15/24	55,150	58,387	0.2%
	International Business Machines Corp.	2.850%	5/13/22	48,625	50,120	0.2%
	Oracle Corp.	1.900%	9/15/21	60,866	61,349	0.2%
2	Technology—Other †				2,016,745	6.3%
	Transportation †				527,340	1.7%
					16,644,481	52.3%
Utilities
	Electric †				1,285,179	4.0%
	Natural Gas †				82,175	0.3%
	Other Utility †				3,782	0.0%
					1,371,136	4.3%
Total Corporate Bonds (Cost $30,463,290)					31,358,535	98.6%

Short-Term Corporate Bond Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund
	(Cost $75)	1.706%	751	75	0.0%
Total Investments (Cost $30,658,445)				31,554,577	99.2%
Other Assets and Liabilities—Net				238,528	0.8%
Net Assets				31,793,105	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $765,773,000, representing 2.4% of net assets.
3	Securities with a value of $4,341,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	1,247	153,069	12

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,658,370)	31,554,502
Affiliated Issuers (Cost $75)	75
Total Investments in Securities	31,554,577
Investment in Vanguard	1,356
Cash	8,943
Receivables for Investment Securities Sold	101,250
Receivables for Accrued Income	264,860
Receivables for Capital Shares Issued	26,363
Variation Margin Receivable—Futures Contracts	968
Total Assets	31,958,317
Liabilities
Payables for Investment Securities Purchased	117,377
Payables for Capital Shares Redeemed	37,307
Payables for Distributions	2,533
Payables to Vanguard	2,886
Variation Margin Payable—Futures Contracts	5,109
Total Liabilities	165,212
Net Assets	31,793,105

Short-Term Corporate Bond Index Fund

At February 29, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	30,815,028
Total Distributable Earnings (Loss)	978,077
Net Assets	31,793,105

ETF Shares—Net Assets
Applicable to 309,330,856 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,382,679
Net Asset Value Per Share—ETF Shares	$82.06

Admiral Shares—Net Assets
Applicable to 213,297,508 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,757,367
Net Asset Value Per Share—Admiral Shares	$22.30

Institutional Shares—Net Assets
Applicable to 60,542,885 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,653,059
Net Asset Value Per Share—Institutional Shares	$27.30

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	446,397
Total Income	446,397
Expenses
The Vanguard Group—Note B
Investment Advisory Services	517
Management and Administrative—ETF Shares	4,821
Management and Administrative—Admiral Shares	1,308
Management and Administrative—Institutional Shares	340
Marketing and Distribution—ETF Shares	791
Marketing and Distribution—Admiral Shares	167
Marketing and Distribution—Institutional Shares	33
Custodian Fees	34
Shareholders’ Reports—ETF Shares	240
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	8
Total Expenses	8,270
Expenses Paid Indirectly	(34)
Net Expenses	8,236
Net Investment Income	438,161
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	136,253
Futures Contracts	(9,013)
Realized Net Gain (Loss)	127,240
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	219,625
Futures Contracts	12
Change in Unrealized Appreciation (Depreciation)	219,637
Net Increase (Decrease) in Net Assets Resulting from Operations	785,038
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,372,000, $64,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $91,152,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438,161	820,859
Realized Net Gain (Loss)	127,240	(41,485)
Change in Unrealized Appreciation (Depreciation)	219,637	1,081,348
Net Increase (Decrease) in Net Assets Resulting from Operations	785,038	1,860,722
Distributions[1]
ETF Shares	(358,359)	(652,259)
Admiral Shares	(61,788)	(110,299)
Institutional Shares	(22,214)	(46,783)
Total Distributions	(442,361)	(809,341)
Capital Share Transactions
ETF Shares	573,272	2,170,231
Admiral Shares	392,980	640,603
Institutional Shares	2,140	(130,462)
Net Increase (Decrease) from Capital Share Transactions	968,392	2,680,372
Total Increase (Decrease)	1,311,069	3,731,753
Net Assets
Beginning of Period	30,482,036	26,750,283
End of Period	31,793,105	30,482,036
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$81.18	$78.32	$80.25	$80.52	$79.33	$80.21
Investment Operations
Net Investment Income	1.137[1]	2.311[1]	1.950[1]	1.768[1]	1.661	1.504
Net Realized and Unrealized Gain (Loss) on Investments	.899	2.826	(1.953)	(.317)	1.240	(.743)
Total from Investment Operations	2.036	5.137	(.003)	1.451	2.901	.761
Distributions
Dividends from Net Investment Income	(1.156)	(2.277)	(1.927)	(1.721)	(1.648)	(1.492)
Distributions from Realized Capital Gains	—	—	—	—	(.063)	(.149)
Total Distributions	(1.156)	(2.277)	(1.927)	(1.721)	(1.711)	(1.641)
Net Asset Value, End of Period	$82.06	$81.18	$78.32	$80.25	$80.52	$79.33

Total Return	2.54%	6.68%	0.01%	1.84%	3.71%	0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,383	$24,537	$21,511	$20,862	$14,121	$10,377
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.92%	2.48%	2.21%	2.11%	1.90%
Portfolio Turnover Rate[2]	23%	51%	56%	66%	57%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.06	$21.28	$21.81	$21.89	$21.57	$21.81
Investment Operations
Net Investment Income	.307[1]	.625[1]	.532[1]	.481[1]	.451	.409
Net Realized and Unrealized Gain (Loss) on Investments	.236	.777	(.531)	(.088)	.337	(.199)
Total from Investment Operations	.543	1.402	.001	.393	.788	.210
Distributions
Dividends from Net Investment Income	(.303)	(.622)	(.531)	(.473)	(.451)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	(.017)	(0.40)
Total Distributions	(.303)	(.622)	(.655)	(.473)	(.468)	(.450)
Net Asset Value, End of Period	$22.30	$22.06	$21.28	$21.81	$21.89	$21.57

Total Return[2]	2.48%	6.70%	0.02%	1.83%	3.70%	0.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,757	$4,312	$3,533	$3,180	$1,959	$1,222
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.90%	2.48%	2.21%	2.11%	1.90%
Portfolio Turnover Rate[3]	23%	51%	56%	66%	57%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.00	$26.06	$26.70	$26.80	$26.41	$26.71

Investment Operations

Net Investment Income	.379[1]	.768[1]	.656[1]	.594[1]	.558	.509
Net Realized and Unrealized Gain (Loss) on Investments	.295	.939	(.641)	(.111)	.413	(.249)
Total from Investment Operations	.674	1.707	.015	.483	.971	.260
Distributions
Dividends from Net Investment Income	(.374)	(.767)	(.655)	(.583)	(.560)	(.510)
Distributions from Realized Capital Gains	—	—	—	—	(.021)	(.050)
Total Distributions	(.374)	(.767)	(.655)	(.583)	(.581)	(.560)
Net Asset Value, End of Period	$27.30	$27.00	$26.06	$26.70	$26.80	$26.41

Total Return	2.52%	6.66%	0.07%	1.84%	3.72%	0.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,653	$1,633	$1,706	$1,515	$1,020	$745
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.92%	2.50%	2.23%	2.13%	1.93%
Portfolio Turnover Rate[2]	23%	51%	56%	66%	57%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Short-Term Corporate Bond Index Fund

4.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Short-Term Corporate Bond Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,356,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $34,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	195,967	—	195,967
Corporate Bonds	—	31,358,535	—	31,358,535
Temporary Cash Investments	75	—	—	75
Total Assets	75	31,554,502	—	31,554,577
Derivatives Financial Instruments
Assets
Futures Contracts[1]	968	—	—	968
Liabilities
Futures Contracts[2]	5,109	—	—	5,109

1	Represents variation margin on the last day of the reporting period.

2	Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Short-Term Corporate Bond Index Fund

E.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,662,532
Gross Unrealized Appreciation	895,717
Gross Unrealized Depreciation	(3,660)
Net Unrealized Appreciation (Depreciation)	892,057

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $95,302,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $9,220,286,000 of investment securities and sold $8,013,215,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,345,874,000 and $2,483,714,000, respectively. Total purchases and sales include $3,987,682,000 and $3,464,778,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $2,690,030,000 and $52,129,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Short-Term Corporate Bond Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	4,120,393	50,793	7,080,904	89,891
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,547,121)	(43,700)	(4,910,673)	(62,300)
Net Increase (Decrease)—ETF Shares	573,272	7,093	2,170,231	27,591
Admiral Shares
Issued	1,012,402	45,837	2,029,921	94,202
Issued in Lieu of Cash Distributions	49,434	2,238	89,673	4,161
Redeemed	(668,856)	(30,281)	(1,478,991)	(68,831)
Net Increase (Decrease)—Admiral Shares	392,980	17,794	640,603	29,532
Institutional Shares
Issued	214,019	7,924	306,982	11,638
Issued in Lieu of Cash Distributions	17,996	666	38,752	1,470
Redeemed	(229,875)	(8,513)	(476,196)	(18,126)
Net Increase (Decrease)—Institutional Shares	2,140	77	(130,462)	(5,018)

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Allocation

As of February 29, 2020

Finance	36.7%
Industrial	57.6
Treasury/Agency	0.4
Utilities	5.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking their target index as closely as possible.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
*	United States Treasury
	Note/Bond (Cost $132,204)	1.500%	2/15/30	128,115	132,478	0.5%
Corporate Bonds
Finance
	Banking
1	Bank of America Corp.	3.419%	12/20/28	85,176	91,996	0.3%
1	Bank of America Corp.	4.271%	7/23/29	72,087	82,821	0.3%
1	Bank of America Corp.	3.970%	3/5/29	63,416	71,247	0.2%
1	Bank of America Corp.	2.496%–6.220%	1/22/24–2/13/31	602,664	658,031	2.1%
	Bank One Corp.	7.625%–8.000%	10/15/26–4/29/27	25,379	34,616	0.1%
1	Citigroup Inc.	3.980%	3/20/30	85,675	96,905	0.3%
	Citigroup Inc.	4.450%	9/29/27	57,980	65,532	0.2%
	Citigroup Inc.	3.200%	10/21/26	59,965	64,043	0.2%
1	Citigroup Inc.	3.887%	1/10/28	54,157	59,846	0.2%
1	Citigroup Inc.	2.666%–6.625%	3/26/25–1/29/31	429,313	472,402	1.5%
1	Goldman Sachs Group
	Inc.	3.814%	4/23/29	84,382	92,707	0.3%
	Goldman Sachs Group
	Inc.	3.850%	1/26/27	65,373	71,696	0.2%
1	Goldman Sachs Group
	Inc.	4.223%	5/1/29	53,104	60,195	0.2%
1	Goldman Sachs Group
	Inc.	3.500%–5.950%	5/22/25–6/5/28	205,310	225,548	0.7%
1	HSBC Holdings plc	3.900%–5.100%	4/5/21–5/22/30	351,372	386,491	1.2%
	JPMorgan Chase & Co.	4.005%	4/23/29	52,953	59,775	0.2%
1	JPMorgan Chase & Co.	2.739%–4.452%	9/10/24–10/15/30	612,273	672,930	2.1%
1	Morgan Stanley	3.591%	7/22/28	68,975	75,386	0.3%
	Morgan Stanley	4.000%	7/23/25	66,483	73,734	0.3%
1	Morgan Stanley	2.699%	1/22/31	61,230	62,894	0.2%
1	Morgan Stanley	3.125%–6.250%	4/29/24–1/23/30	372,774	416,862	1.3%

Intermediate-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Wachovia Corp.	7.574%	8/1/26	3,024	3,949	0.0%
1	Wells Fargo & Co.	2.879%	10/30/30	96,425	100,505	0.3%
	Wells Fargo & Co.	3.000%	10/23/26	68,970	72,943	0.2%
	Wells Fargo & Co.	3.000%	4/22/26	69,075	72,766	0.2%
	Wells Fargo & Co.	4.100%	6/3/26	55,978	61,535	0.2%
1	Wells Fargo & Co.	2.572%–4.300%	9/29/25–2/11/31	231,729	251,276	0.8%
2	Banking—Other †				3,421,858	10.9%
	Brokerage †				461,469	1.5%
	Finance Companies †				264,125	0.8%
	Insurance
	Berkshire Hathaway Inc.	3.125%	3/15/26	58,594	63,421	0.2%
	Insurance—Other †				1,186,505	3.8%
	Other Finance †				7,738	0.0%
	Real Estate Investment Trusts †				1,596,599	5.0%
					11,460,346	36.3%
Industrial
2	Basic Industry †				910,230	2.9%
	Capital Goods
	United Technologies Corp.	4.125%	11/16/28	63,698	74,501	0.2%
2	Capital Goods—Other †				1,558,760	5.0%
	Communication
	AT&T Inc.	3.400%	5/15/25	75,468	80,428	0.3%
	AT&T Inc.	4.350%	3/1/29	53,535	61,010	0.2%
	AT&T Inc.	2.950%–4.300%	7/15/25–2/15/30	250,135	277,251	0.9%
	Charter Communications
	Operating LLC / Charter
	Communications
	Operating Capital	4.908%	7/23/25	63,430	71,051	0.2%
	Comcast Corp.	4.150%	10/15/28	61,592	71,405	0.2%
	Comcast Corp.	3.950%	10/15/25	58,579	65,583	0.2%
	Comcast Corp.	2.350%–3.550%	2/15/25–2/1/30	187,809	201,918	0.6%
	TCI Communications
	Inc.	7.125%–7.875%	2/15/26–2/15/28	11,176	14,978	0.1%
	Verizon Communications
	Inc.	4.329%	9/21/28	86,865	102,049	0.3%
	Verizon Communications
	Inc.	4.016%	12/3/29	73,833	85,883	0.3%
	Verizon Communications
	Inc.	4.125%	3/16/27	59,298	67,439	0.2%
2	Communication—Other †				1,114,561	3.5%
	Consumer Cyclical
	Amazon.com Inc.	3.150%	8/22/27	56,856	62,121	0.2%
	Visa Inc.	3.150%	12/14/25	65,139	70,724	0.2%
2	Consumer Cyclical—Other †				2,091,282	6.6%
	Consumer Noncyclical
2	AbbVie Inc.	3.200%	11/21/29	100,270	105,703	0.3%
2	AbbVie Inc.	2.950%	11/21/26	70,386	73,766	0.2%
	AbbVie Inc.	3.600%	5/14/25	60,671	65,779	0.2%
	AbbVie Inc.	3.200%–4.250%	5/14/26–11/14/28	65,126	71,033	0.2%
	Anheuser-Busch Cos.
	LLC / Anheuser-Busch
	InBev Worldwide Inc.	3.650%	2/1/26	72,946	79,610	0.3%

Intermediate-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Anheuser-Busch InBev
	Worldwide Inc.	4.750%	1/23/29	78,384	92,677	0.3%
	Anheuser-Busch InBev
	Worldwide Inc.	4.000%	4/13/28	56,615	63,760	0.2%
2	Bristol-Myers Squibb Co.	3.400%	7/26/29	72,181	80,524	0.3%
	Cigna Corp.	4.375%	10/15/28	64,624	73,394	0.2%
	CVS Health Corp.	4.300%	3/25/28	152,934	170,999	0.6%
	CVS Health Corp.	4.100%	3/25/25	78,153	85,420	0.3%
	CVS Health Corp.	2.875%–6.250%	7/20/25–8/15/29	157,494	167,085	0.5%
2	Consumer
	Noncyclical—Other †				3,700,843	11.7%
2	Energy †				2,666,757	8.4%
	Other Industrial †				64,548	0.2%
	Technology
	Apple Inc.	2.050%–3.450%	5/6/24–9/11/29	367,430	394,012	1.3%
	Broadcom Corp. /
	Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	78,432	82,263	0.3%
2	Dell International LLC /
	EMC Corp.	6.020%	6/15/26	80,808	94,630	0.3%
	Fiserv Inc.	3.500%	7/1/29	56,887	62,048	0.2%
	Hewlett Packard
	Enterprise Co.	4.900%	10/15/25	56,785	64,655	0.2%
	International Business
	Machines Corp.	3.500%	5/15/29	62,661	70,365	0.2%
	International Business
	Machines Corp.	3.300%	5/15/26	62,020	67,403	0.2%
	Microsoft Corp.	3.300%	2/6/27	76,085	84,419	0.3%
	Microsoft Corp.	2.400%	8/8/26	73,888	77,647	0.2%
	Oracle Corp.	2.650%	7/15/26	58,723	61,939	0.2%
2	Technology—Other †				1,735,586	5.5%
	Transportation †				690,002	2.2%
					18,028,041	57.1%
Utilities
2	Electric †				1,464,434	4.6%
	Natural Gas †				141,511	0.5%
	Other Utility †				55,785	0.2%
					1,661,730	5.3%
Total Corporate Bonds (Cost $29,297,505)					31,150,117	98.7%

Intermediate-Term Corporate Bond Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
3	Vanguard Market Liquidity Fund
	(Cost $322,418)	1.706%	3,223,262	322,423	1.0%

Total Investments (Cost $29,752,127)				31,605,018	100.2%
Other Assets and Liabilities—Net				(48,143)	(0.2%)
Net Assets				31,556,875	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

*	Securities with a value of $1,511,000 have been segregated as initial margin for open futures contracts.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $1,030,312,000, representing 3.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	440	54,010	528
Ultra 10-Year U.S. Treasury Note	June 2020	225	33,799	77
				605

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $29,429,709)	31,282,595
Affiliated Issuers (Cost $322,418)	322,423
Total Investments in Securities	31,605,018
Investment in Vanguard	1,319
Receivables for Investment Securities Sold	908,104
Receivables for Accrued Income	295,188
Receivables for Capital Shares Issued	7,200
Variation Margin Receivable—Futures Contracts	271
Total Assets	32,817,100
Liabilities
Due to Custodian	1,405
Payables for Investment Securities Purchased	1,241,425
Payables for Capital Shares Redeemed	14,386
Payables for Distributions	1,055
Payables to Vanguard	1,954
Total Liabilities	1,260,225
Net Assets	31,556,875

Intermediate-Term Corporate Bond Index Fund

At February 29, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	29,397,428
Total Distributable Earnings (Loss)	2,159,447
Net Assets	31,556,875

ETF Shares—Net Assets
Applicable to 314,403,257 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,544,102
Net Asset Value Per Share—ETF Shares	$93.97

Admiral Shares—Net Assets
Applicable to 59,694,122 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,510,731
Net Asset Value Per Share—Admiral Shares	$25.31

Institutional Shares—Net Assets
Applicable to 16,054,574 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	502,042
Net Asset Value Per Share—Institutional Shares	$31.27

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	459,215
Total Income	459,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	464
Management and Administrative—ETF Shares	4,858
Management and Administrative—Admiral Shares	417
Management and Administrative—Institutional Shares	101
Marketing and Distribution—ETF Shares	868
Marketing and Distribution—Admiral Shares	53
Marketing and Distribution—Institutional Shares	11
Custodian Fees	43
Shareholders’ Reports—ETF Shares	321
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	7,145
Expenses Paid Indirectly	(42)
Net Expenses	7,103
Net Investment Income	452,112
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	365,253
Futures Contracts	(5,695)
Realized Net Gain (Loss)	359,558
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	352,595
Futures Contracts	305
Change in Unrealized Appreciation (Depreciation)	352,900
Net Increase (Decrease) in Net Assets Resulting from Operations	1,164,570
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $879,000, $37,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $226,113,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	452,112	839,679
Realized Net Gain (Loss)	359,558	177,920
Change in Unrealized Appreciation (Depreciation)	352,900	2,046,310
Net Increase (Decrease) in Net Assets Resulting from Operations	1,164,570	3,063,909
Distributions[1]
ETF Shares	(419,090)	(771,952)
Admiral Shares	(22,404)	(41,575)
Institutional Shares	(7,631)	(14,888)
Total Distributions	(449,125)	(828,415)
Capital Share Transactions
ETF Shares	4,795,871	2,686,065
Admiral Shares	94,200	197,830
Institutional Shares	84,686	(121,914)
Net Increase (Decrease) from Capital Share Transactions	4,974,757	2,761,981
Total Increase (Decrease)	5,690,202	4,997,475
Net Assets
Beginning of Period	25,866,673	20,869,198
End of Period	31,556,875	25,866,673

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$91.82	$84.02	$88.35	$89.47	$84.39	$86.98
Investment Operations
Net Investment Income	1.481[1]	3.132[1]	2.935[1]	2.869[1]	2.831	2.767
Net Realized and Unrealized Gain (Loss) on Investments	2.164	7.768	(4.362)	(1.184)	5.083	(2.473)
Total from Investment Operations	3.645	10.900	(1.427)	1.685	7.914	.294
Distributions
Dividends from Net Investment Income	(1.495)	(3.100)	(2.903)	(2.805)	(2.834)	(2.754)
Distributions from Realized Capital Gains	—	—	—	—	—	(.130)
Total Distributions	(1.495)	(3.100)	(2.903)	(2.805)	(2.834)	(2.884)
Net Asset Value, End of Period	$93.97	$91.82	$84.02	$88.35	$89.47	$84.39
Total Return	4.03%	13.33%	-1.62%	1.98%	9.58%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,544	$24,080	$19,302	$16,699	$10,048	$5,393
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.65%	3.44%	3.30%	3.34%	3.25%
Portfolio Turnover Rate[2]	28%	59%	65%	65%	71%	56%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.71	$22.61	$23.78	$24.08	$22.71	$23.40
Investment Operations
Net Investment Income	.397[1]	.839[1]	.792[1]	.774[1]	.764	.745
Net Realized and Unrealized Gain (Loss) on Investments	.590	2.097	(1.175)	(.318)	1.371	(.654)
Total from Investment Operations	.987	2.936	(.383)	.456	2.135	.091
Distributions
Dividends from Net Investment Income	(.387)	(.836)	(.787)	(.756)	(.765)	(.746)
Distributions from Realized Capital Gains	—	—	—	—	—	(.035)
Total Distributions	(.387)	(.836)	(.787)	(.756)	(.765)	(.781)
Net Asset Value, End of Period	$25.31	$24.71	$22.61	$23.78	$24.08	$22.71
Total Return[2]	4.04%	13.30%	-1.61%	1.99%	9.57%	0.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,511	$1,381	$1,076	$1,014	$700	$423
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.63%	3.44%	3.30%	3.34%	3.25%
Portfolio Turnover Rate[3]	28%	59%	65%	65%	71%	56%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.53	$27.94	$29.38	$29.75	$28.06	$28.92
Investment Operations
Net Investment Income	.494[1]	1.044[1]	.983[1]	.962[1]	.949	.931
Net Realized and Unrealized Gain (Loss) on Investments	.727	2.584	(1.446)	(.392)	1.690	(.816)
Total from Investment Operations	1.221	3.628	(.463)	.570	2.639	.115
Distributions
Dividends from Net Investment Income	(.481)	(1.038)	(.977)	(.940)	(.949)	(.932)
Distributions from Realized Capital Gains	—	—	—	—	—	(.043)
Total Distributions	(.481)	(1.038)	(.977)	(.940)	(.949)	(.975)
Net Asset Value, End of Period	$31.27	$30.53	$27.94	$29.38	$29.75	$28.06
Total Return[2]	4.05%	13.30%	-1.57%	2.01%	9.58%	0.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$502	$406	$492	$572	$387	$338
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.65%	3.46%	3.32%	3.36%	3.28%
Portfolio Turnover Rate[3]	28%	59%	65%	65%	71%	56%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Intermediate-Term Corporate Bond Index Fund

4.Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Intermediate-Term Corporate Bond Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,319,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	132,478	—	132,478
Corporate Bonds	—	31,150,117	—	31,150,117
Temporary Cash Investments	322,423	—	—	322,423
Total Assets	322,423	31,282,595	—	31,605,018
Derivatives Financial Instruments
Assets
Futures Contracts[1]	271	—	—	271

1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Corporate Bond Index Fund

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,755,095
Gross Unrealized Appreciation	1,864,285
Gross Unrealized Depreciation	(13,757)
Net Unrealized Appreciation (Depreciation)	1,850,528

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $119,622,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 29, 2020, the fund purchased $12,733,815,000 of investment securities and sold $8,079,862,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,677,798,000 and $3,362,989,000, respectively. Total purchases and sales include $8,269,741,000 and $3,555,521,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $671,573,000 and $3,118,884,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Intermediate-Term Corporate Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	8,414,056	91,641	8,279,726	96,725
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,618,185)	(39,500)	(5,593,661)	(64,200)
Net Increase (Decrease)—ETF Shares	4,795,871	52,141	2,686,065	32,525
Admiral Shares
Issued[1]	240,253	9,727	434,667	18,688
Issued in Lieu of Cash Distributions	18,092	731	33,922	1,463
Redeemed	(164,145)	(6,642)	(270,759)	(11,844)
Net Increase (Decrease)—Admiral Shares	94,200	3,816	197,830	8,307
Institutional Shares
Issued[1]	114,449	3,757	31,972	1,136
Issued in Lieu of Cash Distributions	4,932	161	8,178	286
Redeemed	(34,695)	(1,145)	(162,064)	(5,745)
Net Increase (Decrease)—Institutional Shares	84,686	2,773	(121,914)	(4,323)

1 Includes purchase fees for fiscal 2020 and 2019 of $890,000 and $1,145,000, respectively (fund totals).

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Allocation

As of February 29, 2020

Finance	16.8%
Industrial	69.0
Treasury/Agency	0.7
Utilities	12.6
Other	0.9

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking their target index as closely as possible.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of February 29, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	2.375%	11/15/49	17,750	20,718	0.4%
	United States Treasury Note/Bond	1.500%	2/15/30	19,010	19,657	0.4%
Total U.S. Government and Agency Obligations (Cost $40,234)					40,375	0.8%
Corporate Bonds
Finance
	Banking
1	Bank of America Corp.	4.330%	3/15/50	7,275	9,310	0.2%
1	Bank of America Corp.	3.946%–7.750%	1/29/37–1/23/49	37,420	50,122	0.9%
	Bank of America NA	6.000%	10/15/36	3,887	5,452	0.1%
	Goldman Sachs Capital I	6.345%	2/15/34	2,822	3,997	0.1%
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,252	20,326	0.4%
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,592	11,112	0.2%
1	Goldman Sachs Group Inc.		4.017%–6.450% 2/15/33–10/21/45	25,109	31,454	0.6%
1	JPMorgan Chase & Co.	3.882%	7/24/38	7,875	9,009	0.2%
1	JPMorgan Chase & Co.	3.897%–8.750%	9/1/30–1/23/49	49,746	65,428	1.2%
	Wachovia Corp.	5.500%–7.500%	4/15/35–8/1/35	3,728	5,107	0.1%
	Wells Fargo & Co.	3.900%–5.606%	2/7/35–12/7/46	35,072	44,238	0.8%
	Wells Fargo Bank NA	5.850%–6.600%	8/26/36–1/15/38	8,946	13,057	0.2%
1	Wells Fargo Capital X	5.950%	12/1/86	2,050	2,683	0.0%
	Banking—Other †				193,486	3.5%
	Brokerage †				23,721	0.4%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	26,824	30,530	0.6%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Finance Companies—Other †				637	0.0%
	Insurance
	Aetna Inc.	3.875%–6.750%	6/15/36–8/15/47	8,156	9,995	0.2%
	Berkshire Hathaway Finance Corp.	4.200%–5.750%	1/15/40–1/15/49	18,275	23,195	0.4%
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,141	2,835	0.1%
	UnitedHealth Group Inc.	3.500%–6.875%	7/15/35–8/15/59	45,165	56,631	1.0%
	Insurance—Other †				238,259	4.4%
	Real Estate Investment Trusts †				58,234	1.1%
					908,818	16.7%
	Industrial
	Basic Industry
	Lubrizol Corp.	6.500%	10/1/34	658	981	0.0%
	Basic Industry—Other †				206,259	3.8%
	Capital Goods
	General Electric Co.	6.750%	3/15/32	7,299	9,813	0.2%
	General Electric Co.	4.125%–6.875%	8/7/37–3/11/44	19,291	24,590	0.4%
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	2,277	2,895	0.1%
	United Technologies Corp.	4.500%	6/1/42	8,655	11,061	0.2%
2,3	Capital Goods—Other †				231,544	4.2%
	Communication
	AT&T Inc.	4.500%	3/9/48	11,080	12,641	0.2%
	AT&T Inc.	5.250%	3/1/37	8,407	10,351	0.2%
	AT&T Inc.	4.750%	5/15/46	8,654	10,191	0.2%
	AT&T Inc.	4.300%–6.550%	9/15/34–8/15/58	92,036	112,619	2.1%
	British
	Telecommunications plc	9.625%	12/15/30	5,799	9,183	0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	8,303	10,678	0.2%
	Charter Communications
	Operating LLC / Charter
	Communications
	Operating Capital	4.800%–6.834%	10/23/35–10/23/55	31,705	37,403	0.7%
	Comcast Corp.	4.700%	10/15/48	9,186	12,061	0.2%
	Comcast Corp.	4.600%	10/15/38	9,014	11,342	0.2%
	Comcast Corp.	4.950%	10/15/58	7,295	9,984	0.2%
	Comcast Corp.	3.200%–7.050%	10/15/30–11/1/52	71,266	88,237	1.6%
	Deutsche Telekom
	International Finance BV	8.750%	6/15/30	9,650	14,685	0.3%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	8,240	11,517	0.2%
	Orange SA	9.000%	3/1/31	7,471	11,925	0.2%
	Time Warner Cable LLC	4.500%–7.300%	5/1/37–9/15/42	19,589	24,102	0.4%
	Time Warner
	Entertainment Co. LP	8.375%	7/15/33	3,278	4,840	0.1%
	Verizon Communications Inc.	4.862%	8/21/46	11,565	15,380	0.3%
	Verizon Communications Inc.	4.522%	9/15/48	9,922	12,790	0.2%
	Verizon Communications Inc.	4.500%	8/10/33	8,690	10,609	0.2%
	Verizon Communications Inc.	4.272%	1/15/36	8,777	10,496	0.2%
	Verizon Communications Inc.	4.400%	11/1/34	8,143	9,842	0.2%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Verizon Communications Inc.	5.250%	3/16/37	7,316	9,729	0.2%
	Verizon Communications Inc.	4.672%	3/15/55	6,980	9,333	0.2%
	Verizon Communications Inc.	5.012%	4/15/49	6,466	8,905	0.1%
	Verizon Communications Inc.	3.850%–6.400%	9/15/33–8/21/54	14,693	18,108	0.3%
	Vodafone Group plc	5.250%	5/30/48	7,825	9,882	0.2%
[3]	Communication—Other †				228,429	4.2%
	Consumer Cyclical
	Amazon.com Inc.	4.250%	8/22/57	7,357	9,862	0.2%
	Amazon.com Inc.	3.875%	8/22/37	7,671	9,211	0.2%
	Home Depot Inc.	5.875%	12/16/36	7,236	10,394	0.2%
	Visa Inc.	4.300%	12/14/45	9,339	12,158	0.2%
	Consumer Cyclical—Other †				272,095	5.0%
	Consumer Noncyclical
	Abbott Laboratories	4.900%	11/30/46	7,335	10,228	0.2%
	AbbVie Inc.	4.700%	5/14/45	10,156	11,980	0.2%
[3]	AbbVie Inc.	4.050%	11/21/39	9,375	10,326	0.2%
[3]	AbbVie Inc.	4.250%–4.875%	5/14/35–11/21/49	35,957	42,143	0.8%
	Amgen Inc.	4.663%	6/15/51	8,228	10,275	0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	24,473	30,119	0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	13,290	15,867	0.3%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	13,639	16,139	0.3%
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,545	10,205	0.2%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–1/23/59	40,620	51,209	0.9%
	AstraZeneca plc	6.450%	9/15/37	6,848	10,268	0.2%
	CVS Health Corp.	5.050%	3/25/48	19,295	23,654	0.4%
	CVS Health Corp.	4.780%	3/25/38	12,898	15,203	0.3%
	CVS Health Corp.	5.125%	7/20/45	8,824	10,802	0.2%
	CVS Health Corp.	4.875%–6.125%	7/20/35–12/5/43	6,208	7,983	0.1%
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,332	11,063	0.2%
[3]	Consumer Noncyclical—Other †				754,192	13.8%
	Energy
	ConocoPhillips	6.500%	2/1/39	7,125	10,471	0.2%
[3]	Energy—Other †				554,337	10.2%
	Other Industrial †				38,081	0.7%
	Technology
	Apple Inc.	4.650%	2/23/46	10,064	13,408	0.2%
	Apple Inc.	2.950%–4.500%	2/23/36–9/11/49	39,966	47,581	0.9%
	International Business
	Machines Corp.	4.250%	5/15/49	7,296	9,053	0.2%
	Microsoft Corp.	4.450%	11/3/45	8,960	12,024	0.2%
	Microsoft Corp.	3.700%	8/8/46	9,821	11,915	0.2%
	Microsoft Corp.	4.000%	2/12/55	7,480	9,539	0.2%
	Microsoft Corp.	3.450%–5.300%	2/12/35–2/6/57	53,695	67,792	1.2%
	Oracle Corp.	3.250%–6.500%	5/15/30–5/15/55	51,467	63,728	1.2%
[3]	Technology—Other †				151,243	2.8%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Transportation
	Burlington Northern Santa Fe LLC	3.550%–6.200%	8/15/36–2/15/50	33,134	41,630	0.7%
[3]	Transportation—Other †				157,153	2.9%

					3,765,736	69.0%
Utilities
	Electric
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	15,759	20,873	0.4%
	Duke Energy Carolinas LLC	3.200%–6.450%	10/15/32–8/15/49	16,683	20,952	0.4%
	Duke Energy Corp.	3.750%–4.800%	12/15/45–6/15/49	8,300	9,582	0.2%
	Duke Energy Florida LLC	3.400%–6.400%	9/15/37–7/15/48	8,649	11,238	0.2%
	Duke Energy Indiana LLC	3.250%–6.450%	10/15/35–10/1/49	6,712	9,247	0.1%
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,475	3,109	0.1%
	Duke Energy Progress LLC	3.600%–6.300%	4/1/38–9/15/47	9,336	11,385	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	9,968	12,854	0.2%
	Nevada Power Co.	2.400%–6.750%	5/1/30–8/1/50	3,874	4,680	0.1%
	PacifiCorp	4.100%–6.350%	6/15/35–2/15/50	12,177	16,245	0.3%
	Progress Energy Inc.	6.000%–7.750%	3/1/31–12/1/39	2,180	3,100	0.1%
[3]	Electric—Other †				483,355	8.8%
	Natural Gas
	Piedmont Natural Gas Co. Inc.	3.640%–4.650%	8/1/43–11/1/46	1,305	1,446	0.0%
	Natural Gas—Other †				51,548	1.0%
	Other Utility †				13,334	0.2%
					672,948	12.3%
Total Corporate Bonds (Cost $4,724,988)					5,347,502	98.0%
Taxable Municipal Bonds (Cost $8,347) †					9,580	0.2%

Long-Term Corporate Bond Index Fund
				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund
	(Cost $51,297)	1.706%	512,823	51,298	0.9%

Total Investments (Cost $4,824,866)				5,448,755	99.9%
Other Assets and Liabilities—Net				5,823	0.1%
Net Assets				5,454,578	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2	Securities with a value of $255,000 have been segregated as initial margin for recently closed futures contracts.

3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $105,315,000, representing 1.9% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,773,569)	5,397,457
Affiliated Issuers (Cost $51,297)	51,298
Total Investments in Securities	5,448,755
Investment in Vanguard	229
Receivables for Investment Securities Sold	50,558
Receivables for Accrued Income	57,891
Receivables for Capital Shares Issued	2,281
Variation Margin Receivable—Futures Contracts	100
Total Assets	5,559,814
Liabilities
Due to Custodian	38
Payables for Investment Securities Purchased	103,418
Payables for Capital Shares Redeemed	999
Payables for Distributions	320
Payables to Vanguard	403
Variation Margin Payable—Futures Contracts	58
Total Liabilities	105,236
Net Assets	5,454,578

Long-Term Corporate Bond Index Fund

At February 29, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	4,773,956
Total Distributable Earnings (Loss)	680,622
Net Assets	5,454,578

ETF Shares—Net Assets
Applicable to 43,016,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,591,267
Net Asset Value Per Share—ETF Shares	$106.73

Admiral Shares—Net Assets
Applicable to 10,731,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	306,943
Net Asset Value Per Share—Admiral Shares	$28.60

Institutional Shares—Net Assets
Applicable to 15,675,787 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	556,368
Net Asset Value Per Share—Institutional Shares	$35.49

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
(sssssss$000)
Investment Income
Income
Interest[1]	94,742
Total Income	94,742
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative—ETF Shares	810
Management and Administrative—Admiral Shares	78
Management and Administrative—Institutional Shares	113
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Admiral Shares	10
Marketing and Distribution—Institutional Shares	11
Custodian Fees	33
Shareholders’ Reports—ETF Shares	17
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,294
Expenses Paid Indirectly	(32)
Net Expenses	1,262
Net Investment Income	93,480
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	119,360
Futures Contracts	(1,561)
Realized Net Gain (Loss)	117,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	81,835
Futures Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	81,831
Net Increase (Decrease) in Net Assets Resulting from Operations	293,110

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $137,000, $4,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $89,941,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,480	169,997
Realized Net Gain (Loss)	117,799	48,730
Change in Unrealized Appreciation (Depreciation)	81,831	641,403
Net Increase (Decrease) in Net Assets Resulting from Operations	293,110	860,130
Distributions[1]
ETF Shares	(78,660)	(129,598)
Admiral Shares	(5,001)	(8,737)
Institutional Shares	(9,888)	(27,120)
Total Distributions	(93,549)	(165,455)
Capital Share Transactions
ETF Shares	349,018	985,012
Admiral Shares	39,682	35,845
Institutional Shares	(5,357)	(324,656)
Net Increase (Decrease) from Capital Share Transactions	383,343	696,201
Total Increase (Decrease)	582,904	1,390,876
Net Assets
Beginning of Period	4,871,674	3,480,798
End of Period	5,454,578	4,871,674

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$102.86	$88.35	$94.07	$96.37	$85.25	$92.38
Investment Operations
Net Investment Income	1.9171	3.9361	3.8801	3.8971	3.905	3.910
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.892	14.458	(5.722)	(2.356)	11.127	(7.127)
Total from Investment Operations	5.809	18.394	(1.842)	1.541	15.032	(3.217)
Distributions
Dividends from Net Investment Income	(1.939)	(3.884)	(3.878)	(3.841)	(3.912)	(3.913)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.939)	(3.884)	(3.878)	(3.841)	(3.912)	(3.913)
Net Asset Value, End of Period	$106.73	$102.86	$88.35	$94.07	$96.37	$85.25

Total Return	5.76%	21.60%	-2.01%	1.81%	18.21%	-3.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,591	$4,074	$2,509	$2,098	$1,494	$972
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.79%	4.36%	4.26%	4.27%	4.46%	4.37%
Portfolio Turnover Rate[3]	22%	47%	48%	56%	59%	64%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.09, $.09, $.03, and $.11.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.55	$23.65	$25.18	$25.79	$22.80	$24.71
Investment Operations
Net Investment Income	.5121	1.0531	1.0431	1.0471	1.047	1.048
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.042	3.895	(1.536)	(.625)	2.991	(1.911)
Total from Investment Operations	1.554	4.948	(.493)	.422	4.038	(.863)
Distributions
Dividends from Net Investment Income	(.504)	(1.048)	(1.037)	(1.032)	(1.048)	(1.047)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.504)	(1.048)	(1.037)	(1.032)	(1.048)	(1.047)
Net Asset Value, End of Period	$28.60	$27.55	$23.65	$25.18	$25.79	$22.80

Total Return[3]	5.73%	21.64%	-2.00%	1.84%	18.21%	-3.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$256	$186	$161	$90	$67
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.77%	4.34%	4.26%	4.27%	4.46%	4.37%
Portfolio Turnover Rate[4]	22%	47%	48%	56%	59%	64%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.03, $.02, $.01, and $.02.

3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.18	$29.36	$31.25	$32.02	$28.31	$30.68
Investment Operations
Net Investment Income	.6391	1.3141	1.2991	1.3061	1.306	1.310
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.300	4.812	(1.895)	(.790)	3.710	(2.370)
Total from Investment Operations	1.939	6.126	(.596)	.516	5.016	(1.060)
Distributions
Dividends from Net Investment Income	(.629)	(1.306)	(1.294)	(1.286)	(1.306)	(1.310)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.629)	(1.306)	(1.294)	(1.286)	(1.306)	(1.310)
Net Asset Value, End of Period	$35.49	$34.18	$29.36	$31.25	$32.02	$28.31

Total Return[3]	5.76%	21.58%	-1.95%	1.81%	18.22%	-3.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$556	$541	$786	$528	$384	$296
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.79%	4.36%	4.28%	4.29%	4.48%	4.40%
Portfolio Turnover Rate[4]	22%	47%	48%	56%	59%	64%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.03, $.03, $.01, and $.03.

3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Long-Term Corporate Bond Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

Long-Term Corporate Bond Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $229,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,375	—	40,375
Corporate Bonds	—	5,347,502	—	5,347,502
Taxable Municipal Bonds	—	9,580	—	9,580
Temporary Cash Investments	51,298	—	—	51,298
Total Assets	51,298	5,397,457	—	5,448,755
Derivatives Financial Instruments
Assets
Futures Contracts[1]	100	—	—	100
Liabilities
Futures Contracts[1]	58	—	—	58

1	Represents variation margin on the last day of the reporting period.

Long-Term Corporate Bond Index Fund

E.   As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,826,205
Gross Unrealized Appreciation	630,297
Gross Unrealized Depreciation	(7,747)
Net Unrealized Appreciation (Depreciation)	622,550

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $72,512,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended February 29, 2020, the fund purchased $1,729,080,000 of investment securities and sold $1,369,189,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $466,957,000 and $456,608,000, respectively. Total purchases and sales include $1,087,520,000 and $755,631,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $66,307,000 and $324,287,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Long-Term Corporate Bond Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	1,116,525	10,908	1,984,864	21,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(767,507)	(7,500)	(999,852)	(10,600)
Net Increase (Decrease)—ETF Shares	349,018	3,408	985,012	11,204
Admiral Shares
Issued[1]	64,410	2,345	79,321	3,240
Issued in Lieu of Cash Distributions	3,868	141	6,829	281
Redeemed	(28,596)	(1,046)	(50,305)	(2,083)
Net Increase (Decrease)—Admiral Shares	39,682	1,440	35,845	1,438
Institutional Shares
Issued[1]	7,975	234	11,860	396
Issued in Lieu of Cash Distributions	9,032	265	24,334	820
Redeemed	(22,364)	(661)	(360,850)	(12,138)
Net Increase (Decrease)—Institutional Shares	(5,357)	(162)	(324,656)	(10,922)

1	Includes purchase fees for fiscal 2020 and 2019 of $754,000 and $919,000, respectively (fund totals).

H.   Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Allocation

As of February 29, 2020

Government Mortgage-Backed	100.0%

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking their target index as closely as possible.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
Conventional Mortgage-Backed Securities (99.8%)
1,2	Fannie Mae Pool	2.000%	11/1/27–2/1/35	21,162	21,598
1,2	Fannie Mae Pool	2.500%	11/1/26–1/1/50	277,022	284,713
¤,1,2	Fannie Mae Pool	3.000%	11/1/25–3/1/50	1,505,763	1,562,909
¤,1,2	Fannie Mae Pool	3.500%	12/1/20–3/1/50	1,477,709	1,553,560
¤,1,2	Fannie Mae Pool	4.000%	5/1/21–3/1/50	1,144,600	1,218,895
¤,1,2	Fannie Mae Pool	4.500%	7/1/20–3/1/50	430,351	465,605
¤,1,2	Fannie Mae Pool	5.000%	10/1/20–3/1/50	145,176	160,050
¤,1,2	Fannie Mae Pool	5.500%	8/1/20–3/1/50	60,211	68,242
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	31,894	37,207
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	7,925	9,272
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	456	516
1,2	Fannie Mae Pool	7.500%	11/1/22	2	2
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	11,425	11,715
1,2	Freddie Mac Gold Pool	2.500%	8/1/22–2/1/43	185,529	191,388
1,2	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	651,325	679,042
1,2	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	747,457	788,857
1,2	Freddie Mac Gold Pool	4.000%	10/1/21–6/1/49	494,577	528,993
1,2	Freddie Mac Gold Pool	4.500%	3/1/20–11/1/48	227,325	247,208
1,2	Freddie Mac Gold Pool	5.000%	4/1/20–11/1/48	55,082	61,280
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	42,839	48,455
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	25,195	29,509
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,985	4,587
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	192	220
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	28,867	30,025
1	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	33,655	35,356
1	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	38,598	41,046
1	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	51,227	56,089
1	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	22,266	24,722
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	7,499	8,454
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	2,885	3,327
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	117	137
1	Ginnie Mae I Pool	7.000%	10/15/27	3	3
¤,1	Ginnie Mae II Pool	2.500%	6/20/27–3/1/50	98,261	101,075
¤,1	Ginnie Mae II Pool	3.000%	10/20/26–3/1/50	936,441	973,608
¤,1	Ginnie Mae II Pool	3.500%	12/20/25–3/1/50	1,105,905	1,158,674
¤,1	Ginnie Mae II Pool	4.000%	9/20/25–3/1/50	616,744	653,010
¤,1	Ginnie Mae II Pool	4.500%	2/20/39–3/1/50	274,958	294,039
¤,1	Ginnie Mae II Pool	5.000%	6/20/33–3/1/50	96,774	105,911

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
¤,1	Ginnie Mae II Pool	5.500%	11/20/33–3/1/50	9,705	11,585
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,259	6,119
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	677	803
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	61	74
¤,1,2	UMBS Pool	2.000%	1/1/32–3/1/35	13,046	13,260
¤,1,2	UMBS Pool	2.500%	1/1/34–3/1/50	287,963	294,305
¤,1,2	UMBS Pool	3.000%	12/1/26–2/1/50	380,034	393,151
¤,1,2	UMBS Pool	3.500%	7/1/26–2/1/50	258,276	270,700
1,2	UMBS Pool	4.000%	8/1/38–9/1/49	188,966	202,706
¤,1,2	UMBS Pool	4.500%	8/1/48–1/1/50	107,815	116,428
¤,1,2	UMBS Pool	5.000%	3/1/49–2/1/50	31,173	34,316
					12,802,746
Nonconventional Mortgage-Backed Securities (0.0%)
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.273%	7/1/43	661	673
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.396%	8/1/42	74	75
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	4/1/41	30	31
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.970%	12/1/41	53	55
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	21	21
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.479%	3.237%	3/1/43	236	237
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.584%	2.789%	6/1/43	132	134
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	3	3
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.639%	3.864%	8/1/39	32	33
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.657%	4.270%	10/1/42	89	90
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	55	56
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	14	15
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	226	236
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	62	65
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.726%	4.608%	5/1/42	41	43
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.734%	3.945%	11/1/39	14	15
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.257%	5/1/42	18	19
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.356%	3/1/42	41	44
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.988%	12/1/39	76	80
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.772%	11/1/41	47	50
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	6	6
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	2	3
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.858%	1/1/42	89	94
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	10	11
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	3	3
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.923%	12/1/41	37	39
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	27	29
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.819%	4.252%	3/1/41	74	78
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.330%	9/1/40	87	92
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.136%	2/1/41	3	3
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.856%	1/1/40	2	2
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.850%	4.432%	2/1/42	76	82
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	2	2
1,2,3	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	5	5
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.806%	11/1/43	140	146
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	7	7
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.218%	2/1/37	10	11

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	14	15
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	22	24
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.864%	3.925%	2/1/42	16	16
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	3.986%	12/1/39	8	9
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.699%	6/1/41	25	26
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.754%	6/1/40	14	15
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40	1	1
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	33	34
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.734%	6/1/40	11	11
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.940%	2/1/41	51	55
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	2	3
1,2,3	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	5	5
1,3	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.125%	11/20/40–12/20/42	260	268
1,3	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.250%	7/20/41–8/20/41	72	75
1,3	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.875%	4/20/41	3	3
1,3	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	1/20/41–2/20/41	264	275
1,3	Ginnie Mae II Pool, 1 YR CMT + 2.000%	3.625%	11/20/40	3	3
1,3	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.375%	5/20/41	2	2
					3,428
Total U.S. Government and Agency Obligations (Cost $12,488,850)					12,806,174

Mortgage-Backed Securities Index Fund

				Market
				Value•
		Coupon	Shares	($000)
Temporary Cash Investment (9.9%)
Money Market Fund (9.9%)
4	Vanguard Market Liquidity Fund
	(Cost $1,264,556)	1.706%	12,644,249	1,264,804
Total Investments (109.7%) (Cost $13,753,406)				14,070,978
Other Assets and Liabilities—Net (-9.7%)				(1,241,350)
Net Assets (100%)				12,829,628

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2020.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Short Futures Contracts
5-Year U.S. Treasury Note	June 2020	(225)		(27,619)	(190)

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,488,850)	12,806,174
Affiliated Issuers (Cost $1,264,556)	1,264,804
Total Investments in Securities	14,070,978
Investment in Vanguard	554
Receivables for Investment Securities Sold	647,600
Receivables for Accrued Income	37,399
Receivables for Capital Shares Issued	2,445
Total Assets	14,758,976
Liabilities
Due to Custodian	274
Payables for Investment Securities Purchased	1,830,723
Payables for Capital Shares Redeemed	96,748
Payables for Distributions	763
Payables to Vanguard	626
Variation Margin Payable—Futures Contracts	214
Total Liabilities	1,929,348
Net Assets	12,829,628
At February 29, 2020, net assets consisted of:

Paid-in Capital	12,494,207
Total Distributable Earnings (Loss)	335,421
Net Assets	12,829,628

ETF Shares—Net Assets
Applicable to 217,188,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,703,557
Net Asset Value Per Share—ETF Shares	$53.89

Admiral Shares—Net Assets
Applicable to 45,156,123 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	971,777
Net Asset Value Per Share—Admiral Shares	$21.52

Institutional Shares—Net Assets
Applicable to 5,290,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	154,294
Net Asset Value Per Share—Institutional Shares	$29.16

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest[1]	153,248
Total Income	153,248
Expenses
The Vanguard Group—Note B
Investment Advisory Services	199
Management and Administrative—ETF Shares	1,812
Management and Administrative—Admiral Shares	250
Management and Administrative—Institutional Shares	28
Marketing and Distribution—ETF Shares	365
Marketing and Distribution—Admiral Shares	34
Marketing and Distribution—Institutional Shares	3
Custodian Fees	52
Shareholders’ Reports—ETF Shares	320
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,076
Net Investment Income	150,172
Realized Net Gain (Loss) on Investment Securities Sold[1]	6,717
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	142,528
Futures Contracts	(190)
Change in Unrealized Appreciation (Depreciation)	142,338
Net Increase (Decrease) in Net Assets Resulting from Operations	299,227
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,081,000, ($4,000), and $222,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,172	275,650
Realized Net Gain (Loss)	6,717	4,371
Change in Unrealized Appreciation (Depreciation)	142,338	341,466
Net Increase (Decrease) in Net Assets Resulting from Operations	299,227	621,487
Distributions[1]
ETF Shares	(136,774)	(243,723)
Admiral Shares	(10,972)	(23,071)
Institutional Shares	(1,655)	(2,741)
Total Distributions	(149,401)	(269,535)
Capital Share Transactions
ETF Shares	1,251,294	2,803,060
Admiral Shares	118,950	87,297
Institutional Shares	33,736	45,330
Net Increase (Decrease) from Capital Share Transactions	1,403,980	2,935,687
Total Increase (Decrease)	1,553,806	3,287,639
Net Assets
Beginning of Period	11,275,822	7,988,183
End of Period	12,829,628	11,275,822
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$53.26	$51.38	$53.00	$53.79	$53.05	$52.65
Investment Operations
Net Investment Income	.667 [1]	1.564 [1]	1.325 [1]	1.059 [1]	.967	.748
Net Realized and Unrealized Gain (Loss) on Investments	.634	1.859	(1.683)	(.682)	.968	.554
Total from Investment Operations	1.301	3.423	(.358)	.377	1.935	1.302
Distributions
Dividends from Net Investment Income	(.671)	(1.543)	(1.262)	(1.004)	(.955)	(.741)
Distributions from Realized Capital Gains	—	—	—	(.163)	(.240)	(.161)
Total Distributions	(.671)	(1.543)	(1.262)	(1.167)	(1.195)	(.902)
Net Asset Value, End of Period	$53.89	$53.26	$51.38	$53.00	$53.79	$53.05

Total Return	2.46%	6.80%	-0.67%	0.74%	3.70%	2.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,704	$10,316	$7,193	$4,252	$2,837	$1,451
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.52%	3.01%	2.56%	2.00%	1.85%	1.43%
Portfolio Turnover Rate[2]	102%	190%	279%	339%	380%	713%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 10%, 34%, 78%, 133%, 175%, and 331% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.26	$20.51	$21.17	$21.49	$21.20	$21.05
Investment Operations
Net Investment Income	.265 [1]	.622 [1]	.528 [1]	.413 [1]	.388	.298
Net Realized and Unrealized Gain (Loss) on Investments	.253	.742	(.674)	(.258)	.387	.214
Total from Investment Operations	.518	1.364	(.146)	.155	.775	.512
Distributions
Dividends from Net Investment Income	(.258)	(.614)	(.514)	(.410)	(.389)	(.297)
Distributions from Realized Capital Gains	—	—	—	(.065)	(.096)	(.065)
Total Distributions	(.258)	(.614)	(.514)	(.475)	(.485)	(.362)
Net Asset Value, End of Period	$21.52	$21.26	$20.51	$21.17	$21.49	$21.20

Total Return[2]	2.46%	6.77%	-0.68%	0.76%	3.70%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$972	$841	$725	$527	$554	$424
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.99%	2.56%	2.00%	1.85%	1.43%
Portfolio Turnover Rate[3]	102%	190%	279%	339%	380%	713%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 10%, 34%, 78%, 133%, 175%, and 331% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 29,			Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.81	$27.79	$28.69	$29.12	$28.73	$28.52
Investment Operations
Net Investment Income	.361 [1]	.846 [1]	.721 [1]	.571 [1]	.532	.412
Net Realized and Unrealized Gain (Loss) on Investments	.342	1.011	(.920)	(.353)	.522	.295
Total from Investment Operations	.703	1.857	(.199)	.218	1.054	.707
Distributions
Dividends from Net Investment Income	(.353)	(.837)	(.701)	(.560)	(.534)	(.410)
Distributions from Realized Capital Gains	—	—	—	(.088)	(.130)	(.087)
Total Distributions	(.353)	(.837)	(.701)	(.648)	(.664)	(.497)
Net Asset Value, End of Period	$29.16	$28.81	$27.79	$28.69	$29.12	$28.73

Total Return	2.46%	6.80%	-0.68%	0.79%	3.72%	2.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$154	$119	$70	$52	$47	$44
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.52%	3.01%	2.58%	2.02%	1.87%	1.46%
Portfolio Turnover Rate[2]	102%	190%	279%	339%	380%	713%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 10%, 34%, 78%, 133%, 175%, and 331% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 29, 2020, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-

Mortgage-Backed Securities Index Fund

backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At February 29, 2020, counterparties had deposited in segregated accounts securities with a value of $409,000 and cash of $2,540,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual

Mortgage-Backed Securities Index Fund

borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $554,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,806,174	—	12,806,174
Temporary Cash Investments	1,264,804	—	—	1,264,804
Total	1,264,804	12,806,174	—	14,070,978
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	214	—	—	214

1 Represents variation margin on the last day of the reporting period.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,753,406
Gross Unrealized Appreciation	328,073
Gross Unrealized Depreciation	(10,691)
Net Unrealized Appreciation (Depreciation)	317,382

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $11,768,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Mortgage-Backed Securities Index Fund

E.  During the six months ended February 29, 2020, the fund purchased $13,647,146,000 of investment securities and sold $12,229,396,000 of investment securities, other than temporary cash investments. Purchases and sales include $34,914,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,719,170	32,253	3,225,170	61,834
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(467,876)	(8,750)	(422,110)	(8,150)
Net Increase (Decrease)—ETF Shares	1,251,294	23,503	2,803,060	53,684
Admiral Shares
Issued	213,712	10,028	295,379	14,288
Issued in Lieu of Cash Distributions	6,695	314	13,356	644
Redeemed	(101,457)	(4,761)	(221,438)	(10,709)
Net Increase (Decrease)—Admiral Shares	118,950	5,581	87,297	4,223
Institutional Shares
Issued	37,971	1,317	53,939	1,914
Issued in Lieu of Cash Distributions	1,162	40	2,185	78
Redeemed	(5,397)	(187)	(10,794)	(384)
Net Increase (Decrease)—Institutional Shares	33,736	1,170	45,330	1,608

At February 29, 2020, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q16422 042020

Semiannual Report | February 29, 2020

Vanguard Total Corporate Bond ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Corporate Bond ETF	8/31/2019	2/29/2020	Period
Based on Actual Fund Return	$1,000.00	$1,041.14	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.61	0.25

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total Corporate Bond ETF invests. The Total Corporate Bond ETF’s annualized expense figure for the period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total Corporate Bond ETF

Underlying Vanguard Funds

As of February 29, 2020

Vanguard Long-Term Corporate Bond ETF	36.2%
Vanguard Short-Term Corporate Bond ETF	34.1
Vanguard Intermediate-Term Corporate Bond ETF	29.7

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Total Corporate Bond ETF

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value*
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Long-Term Corporate Bond ETF	1,380,820	146,850
Vanguard Short-Term Corporate Bond ETF	1,689,274	138,706
Vanguard Intermediate-Term Corporate Bond ETF	1,282,257	120,738
Total Investment Companies (Cost $386,397)		406,294
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.706% (Cost $48)	482	48
Total Investments (100.0%) (Cost $386,445)		406,342
Other Assets and Liabilities—Net (0.0%)		(29)
Net Assets (100%)		406,313

Cost rounded to $000.

* See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

4

Total Corporate Bond ETF

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $386,445)	406,342
Receivables for Investment Securities Sold	2,973
Total Assets	409,315
Liabilities
Payables for Investment Securities Purchased	3,002
Total Liabilities	3,002
Net Assets	406,313

At February 29, 2020, net assets consisted of:

Paid-in Capital	386,490
Total Distributable Earnings (Loss)	19,823
Net Assets	406,313

Net Assets
Applicable to 4,450,000 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	406,313
Net Asset Value Per Share	$91.31

See accompanying Notes, which are an integral part of the Financial Statements.

5

Total Corporate Bond ETF

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	4,569
Net Investment Income—Note B	4,569
Realized Net Gain (Loss) on Affiliated Funds Sold	(22)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	10,274
Net Increase (Decrease) in Net Assets Resulting from Operations	14,821

See accompanying Notes, which are an integral part of the Financial Statements.

6

Total Corporate Bond ETF

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,569	3,876
Realized Net Gain (Loss)	(22)	3,437
Change in Unrealized Appreciation (Depreciation)	10,274	11,001
Net Increase (Decrease) in Net Assets Resulting from Operations	14,821	18,314
Distributions[1]	(4,624)	(3,825)
Capital Share Transactions
Issued	193,217	182,867
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(49,530)
Net Increase (Decrease) from Capital Share Transactions	193,217	133,337
Total Increase (Decrease)	203,414	147,826
Net Assets
Beginning of Period	202,899	55,073
End of Period	406,313	202,899
1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Total Corporate Bond ETF

Financial Highlights

	Six Months	Year	Nov. 7,
	Ended	Ended	2017[1] to
	Feb. 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$89.19	$81.59	$85.00
Investment Operations
Net Investment Income[2]	1.396	2.825	2.081
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.220	7.717	(3.445)
Total from Investment Operations	3.616	10.542	(1.364)
Distributions
Dividends from Net Investment Income	(1.496)	(2.942)	(2.046)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.496)	(2.942)	(2.046)
Net Asset Value, End of Period	$91.31	$89.19	$81.59

Total Return	4.11%	13.29%	-1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406	$203	$55
Ratio of Total Expenses to Average Net Assets	—	—	—*
Acquired Fund Fees and Expenses	0.05%	0.05%	0.07%*
Ratio of Net Investment Income to Average Net Assets	3.15%	3.38%	3.10%*
Portfolio Turnover Rate[3]	6%	12%	4%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

*  Annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, included ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total Corporate Bond ETF

Notes to Financial Statements

Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2018–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9

Total Corporate Bond ETF

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 29, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	386,445
Gross Unrealized Appreciation	19,897
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	19,897

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $64,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

10

Total Corporate Bond ETF

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	2,175	2,175
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(575)
Net Increase (Decrease) in Shares Outstanding	2,175	1,600

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 29,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost[1]	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Intermediate-Term
Corporate Bond ETF	59,530	60,248	2,096	(5)	3,061	1,327	—	120,738
Vanguard Long-Term
Corporate Bond ETF	71,293	78,253	8,391	(12)	5,707	1,864	—	146,850
Vanguard Market
Liquidity Fund	27	NA2	NA2	—	—	—	—	48
Vanguard Short-Term
Corporate Bond ETF	72,064	73,959	8,818	(5)	1,506	1,378	—	138,706
Total	202,914	212,460	19,305	(22)	10,274	4,569	—	406,342

1	Includes $193,192,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

11

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q9852 042020

Semiannual Report | February 29, 2020

Vanguard Total World Bond ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using expense ratio and the acquired fund fees and expenses for Total World Bond ETF.

The accompanying table illustrates your fund’s costs in two ways:

●      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Bond ETF	8/31/2019	2/29/2020	Period
Based on Actual Fund Return	$1,000.00	$1,020.33	$0.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.56	0.30

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total World Bond ETF invests. The Total World Bond ETF’s annualized expense figure for the period is 0.06%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total World Bond ETF

Underlying Vanguard Funds

As of February 29, 2020

Vanguard Total International Bond ETF	50.5%
Vanguard Total Bond Market ETF	49.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Total World Bond ETF

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (49.5%)
Vanguard Total Bond Market ETF	1,845,731	160,136

International Bond Fund (50.5%)
Vanguard Total International Bond ETF	2,820,278	163,548
Total Investment Companies (Cost $311,332)		323,684
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.706% (Cost $25)	253	25
Total Investments (100.0%) (Cost $311,357)		323,709
Other Assets and Liabilities—Net (0.0%)		(10)
Net Assets (100%)		323,699

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

4

Total World Bond ETF

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $311,357)	323,709
Receivables for Investment Securities Sold	492
Total Assets	324,201
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	501
Total Liabilities	502
Net Assets	323,699

At February 29, 2020, net assets consisted of:

Paid-in Capital	311,367
Total Distributable Earnings (Loss)	12,332
Net Assets	323,699

Net Assets
Applicable to 4,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	323,699
Net Asset Value Per Share	$80.92

See accompanying Notes, which are an integral part of the Financial Statements.

5

Total World Bond ETF

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	4,973
Net Investment Income—Note B	4,973
Realized Net Gain (Loss) on Affiliated Funds Sold	(20)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	2,224
Net Increase (Decrease) in Net Assets Resulting from Operations	7,177

See accompanying Notes, which are an integral part of the Financial Statements.

6

Total World Bond ETF

Statement of Changes in Net Assets

		September 4,
	Six Months Ended	2018[1] to
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,973	2,431
Realized Net Gain (Loss)	(20)	95
Change in Unrealized Appreciation (Depreciation)	2,224	10,128
Net Increase (Decrease) in Net Assets Resulting from Operations	7,177	12,654
Distributions[2]	(4,999)	(2,405)
Capital Share Transactions
Issued	161,605	151,614
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1,947)
Net Increase (Decrease) from Capital Share Transactions	161,605	149,667
Total Increase (Decrease)	163,783	159,916
Net Assets
Beginning of Period	159,916	—
End of Period	323,699	159,916

1	Inception.

2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Total World Bond ETF

Financial Highlights

	Six Months	Sept. 4,
	Ended	2018[1] to
	Feb. 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$80.97	$75.00
Investment Operations
Net Investment Income[2]	1.708	2.004
Capital Gain Distributions Received[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.109)	6.071
Total from Investment Operations	1.599	8.075
Distributions
Dividends from Net Investment Income	(1.649)	(2.105)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.649)	(2.105)
Net Asset Value, End of Period	$80.92	$80.97

Total Return	2.03%	11.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$324	$160
Ratio of Total Expenses to Average Net Assets	—	—[3]
Acquired Fund Fees and Expenses	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	4.31%	2.62%[3]
Portfolio Turnover Rate[4]	4%	8%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total World Bond ETF

Notes to Financial Statements

Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company. The fund seeks to match the performance of its target index by investing in select Vanguard bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2019, and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9

Total World Bond ETF

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 29, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	311,357
Gross Unrealized Appreciation	12,590
Gross Unrealized Depreciation	(238)
Net Unrealized Appreciation (Depreciation)	12,352

10

Total World Bond ETF

E. Capital shares issued and redeemed were:

	Six Months Ended	September 4, 2018[1] to
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	2,025	2,000
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(25)
Net Increase (Decrease) in Shares Outstanding	2,025	1,975

1 Inception.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 29,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost[1]	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13	NA2	NA2	—	—	—	—	25
Vanguard Total
Bond Market ETF	77,146	84,184	4,854	(11)	3,671	1,404	—	160,136
Vanguard Total
International
Bond ETF	82,757	87,450	5,203	(9)	(1,447)	3,569	—	163,548
Total	159,916	171,634	10,057	(20)	2,224	4,973	—	323,709

1	Includes $161,579,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

2	Not applicable—purchases and sales are for temporary cash investment purposes.

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

11

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749 -7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q30612 042020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.5%)
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	54,177	102,056
	Home Depot Inc.	144,367	31,449
	Walt Disney Co.	228,476	26,880
	Comcast Corp.	590,673	23,881
*	Netflix Inc.	55,252	20,390
	Walmart Inc.	184,194	19,834
	McDonald's Corp.	98,635	19,152
	Costco Wholesale Corp.	57,557	16,182
	NIKE Inc.	161,799	14,462
*	Tesla Inc.	18,929	12,644
	Starbucks Corp.	154,929	12,151
	Lowe's Cos. Inc.	101,409	10,807
*	Charter Communications Inc.	20,048	9,887
	TJX Cos. Inc.	159,748	9,553
*	Booking Holdings Inc.	5,490	9,309
	Target Corp.	65,113	6,707
	Estee Lauder Cos. Inc. Class A	28,448	5,223
	Dollar General Corp.	33,900	5,095
	Ross Stores Inc.	46,250	5,031
	General Motors Co.	161,928	4,939
	Marriott International Inc.	35,814	4,441
*	Uber Technologies Inc.	123,750	4,191
*	O'Reilly Automotive Inc.	9,734	3,589
	Ford Motor Co.	510,383	3,552
	Hilton Worldwide Holdings Inc.	36,342	3,532
	Yum! Brands Inc.	39,518	3,527
	eBay Inc.	100,756	3,490
*	Lululemon Athletica Inc.	15,384	3,345
*	AutoZone Inc.	3,097	3,198
	VF Corp.	40,106	2,888
	Aptiv plc	33,638	2,627
	Las Vegas Sands Corp.	44,428	2,591
*	Chipotle Mexican Grill Inc.	3,338	2,582
*	Dollar Tree Inc.	30,808	2,558
	DR Horton Inc.	43,774	2,332
	Best Buy Co. Inc.	29,832	2,257
	Lennar Corp. Class A	35,256	2,127
	Tiffany & Co.	15,859	2,119
*	Spotify Technology SA	15,284	2,096
	Yum China Holdings Inc.	47,242	2,069
	Omnicom Group Inc.	28,167	1,951
*	Ulta Beauty Inc.	7,364	1,893
*	CarMax Inc.	21,316	1,861
	Domino's Pizza Inc.	5,422	1,841
*	Burlington Stores Inc.	8,503	1,839
	Royal Caribbean Cruises Ltd.	22,368	1,799
	Expedia Group Inc.	18,085	1,784
	Carnival Corp.	52,227	1,748
	ViacomCBS Inc. Class B	70,379	1,732
	Garmin Ltd.	18,925	1,673
*	Liberty Broadband Corp. Class C	12,834	1,616
*	NVR Inc.	440	1,614
	Genuine Parts Co.	18,390	1,604
	MGM Resorts International	64,960	1,595
	Darden Restaurants Inc.	16,198	1,579
*	Trade Desk Inc.	5,133	1,474
	Fox Corp. Class A	47,617	1,464
	Tractor Supply Co.	15,607	1,381
	Wynn Resorts Ltd.	12,752	1,377
	PulteGroup Inc.	33,299	1,339
*	Roku Inc.	11,246	1,278

1

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Hasbro Inc.	16,384	1,266
*	Bright Horizons Family Solutions Inc.	7,603	1,195
*	LKQ Corp.	39,509	1,169
	Sirius XM Holdings Inc.	179,663	1,139
	Advance Auto Parts Inc.	8,525	1,134
	Fortune Brands Home & Security Inc.	18,291	1,129
	Vail Resorts Inc.	5,278	1,122
*	DISH Network Corp.	33,408	1,120
	Aramark	31,795	1,105
	Service Corp. International	23,087	1,103
	Interpublic Group of Cos. Inc.	51,032	1,090
	Pool Corp.	5,035	1,062
*	Live Nation Entertainment Inc.	16,887	1,026
	Whirlpool Corp.	8,004	1,023
*	Norwegian Cruise Line Holdings Ltd.	27,347	1,019
*	Altice USA Inc.	39,114	1,011
*	Liberty Media Corp-Liberty Formula One Class C	25,528	997
*	Caesars Entertainment Corp.	74,332	945
*	Lyft Inc. Class A	24,547	936
*	Mohawk Industries Inc.	7,595	920
	Cable One Inc.	580	912
*	Liberty Media Corp-Liberty SiriusXM Class C	20,394	910
*	WABCO Holdings Inc.	6,706	906
*	Discovery Communications Inc.	34,927	877
	Gentex Corp.	32,767	875
	Lear Corp.	7,811	869
*	Etsy Inc.	14,969	865
	Tapestry Inc.	36,625	859
	BorgWarner Inc.	27,037	854
	Nielsen Holdings plc	45,824	834
	Kohl's Corp.	20,973	821
	New York Times Co.	21,884	820
*	Discovery Inc.	30,319	779
	Newell Brands Inc.	50,416	778
*	IAA Inc.	17,279	738
*	Planet Fitness Inc.	10,900	736
	PVH Corp.	9,711	720
	Dunkin' Brands Group Inc.	10,584	704
*	Five Below Inc.	7,219	700
	Rollins Inc.	18,010	674
	Leggett & Platt Inc.	16,737	664
	Ralph Lauren Corp.	6,243	659
	Nexstar Media Group Inc.	5,697	655
*	Madison Square Garden Co.	2,426	650
	L Brands Inc.	29,672	643
	Polaris Inc.	7,735	638
	Toll Brothers Inc.	17,091	633
	Williams-Sonoma Inc.	10,141	633
	Harley-Davidson Inc.	20,406	622
	Wyndham Hotels & Resorts Inc.	12,201	622
	News Corp. Class A	51,480	622
*	ServiceMaster Global Holdings Inc.	17,363	621
	Hanesbrands Inc.	46,713	618
	Fox Corp. Class B	19,425	591
*	Skechers U.S.A. Inc.	17,617	583
	H&R Block Inc.	26,990	558
	Brunswick Corp.	10,449	556
	Macy's Inc.	39,714	525
	Thor Industries Inc.	6,951	524
	Carter's Inc.	5,730	524
*	Liberty Broadband Corp. Class A	4,187	518
^,*	Mattel Inc.	43,922	518
	Foot Locker Inc.	14,216	515
*	Wayfair Inc.	8,115	513

2

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	6,163	497
*	Liberty Media Corp-Liberty SiriusXM Class A	10,891	486
*	Capri Holdings Ltd.	18,618	481
	Nordstrom Inc.	13,760	477
*	Carvana Co.	5,712	474
*	frontdoor Inc.	10,899	462
	Wyndham Destinations Inc.	11,372	454
	Wendy's Co.	23,750	448
*	Floor & Decor Holdings Inc. Class A	8,723	445
*	Tempur Sealy International Inc.	5,855	438
	Gap Inc.	28,290	405
	Choice Hotels International Inc.	4,424	404
	Amerco	1,208	390
	Hyatt Hotels Corp.	4,676	358
	Cinemark Holdings Inc.	13,595	353
*	Under Armour Inc. Class A	24,642	350
	Coty Inc.	36,649	338
*	Qurate Retail Group Inc. QVC Group Class A	48,835	333
*	Ollie's Bargain Outlet Holdings Inc.	6,520	332
	TripAdvisor Inc.	13,718	322
*	Under Armour Inc. Class C	25,275	315
	KAR Auction Services Inc.	16,375	315
	Columbia Sportswear Co.	3,831	311
	Dick's Sporting Goods Inc.	8,513	310
*	AutoNation Inc.	7,138	305
*	Hilton Grand Vacations Inc.	11,401	304
	Goodyear Tire & Rubber Co.	30,062	291
	World Wrestling Entertainment Inc.	6,111	286
	Graham Holdings Co.	544	274
	Extended Stay America Inc.	24,511	269
	Six Flags Entertainment Corp.	10,095	255
	Penske Automotive Group Inc.	4,760	219
*	Urban Outfitters Inc.	8,420	198
	John Wiley & Sons Inc.	5,229	194
	Sinclair Broadcast Group Inc.	7,613	177
*	2U Inc.	7,482	176
*	AMC Networks Inc.	5,576	173
	News Corp. Class B	13,568	169
	International Game Technology plc	14,177	151
*	Liberty Media Corp-Liberty Formula One Class A	3,977	149
	Lennar Corp.	3,001	143
*	Lions Gate Entertainment Corp. Class B	13,559	100
	ViacomCBS Inc. Class A	2,659	80
*	Lions Gate Entertainment Corp. Class A	5,847	46
			524,589
Consumer Staples (6.0%)
	Procter & Gamble Co.	323,536	36,634
	Coca-Cola Co.	502,160	26,861
	PepsiCo Inc.	183,528	24,231
	Philip Morris International Inc.	203,476	16,659
	CVS Health Corp.	170,172	10,071
	Altria Group Inc.	245,263	9,901
	Mondelez International Inc.	186,260	9,835
	Colgate-Palmolive Co.	110,348	7,456
	Kimberly-Clark Corp.	44,560	5,846
	Walgreens Boots Alliance Inc.	98,419	4,504
	Sysco Corp.	62,278	4,151
	General Mills Inc.	78,133	3,829
	Constellation Brands Inc. Class A	20,692	3,567
	McKesson Corp.	23,523	3,290
*	Monster Beverage Corp.	49,874	3,113
	Kroger Co.	103,773	2,919
	Archer-Daniels-Midland Co.	72,603	2,733
	Hershey Co.	18,828	2,711

3

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Corteva Inc.	97,940	2,664
	Clorox Co.	16,415	2,617
	Tyson Foods Inc.	37,533	2,546
	McCormick & Co. Inc.	16,006	2,340
	Church & Dwight Co. Inc.	32,109	2,232
	Kraft Heinz Co.	81,477	2,018
	Kellogg Co.	32,434	1,961
	Conagra Brands Inc.	62,912	1,679
	Lamb Weston Holdings Inc.	19,052	1,655
	Hormel Foods Corp.	36,210	1,506
	JM Smucker Co.	14,488	1,492
	Brown-Forman Corp.	23,669	1,454
	Molson Coors Beverage Co. Class B	22,795	1,131
	Campbell Soup Co.	22,081	996
*	US Foods Holding Corp.	28,611	962
	Bunge Ltd.	18,123	851
*	Post Holdings Inc.	8,339	844
	Casey's General Stores Inc.	4,786	780
*	Keurig Dr Pepper Inc.	27,244	760
	Ingredion Inc.	8,701	725
*	Beyond Meat Inc.	6,311	566
	Flowers Foods Inc.	24,656	531
*	Herbalife Nutrition Ltd.	12,957	419
	Energizer Holdings Inc.	8,122	349
	Spectrum Brands Holdings Inc	5,791	312
*	TreeHouse Foods Inc.	7,550	288
*	Hain Celestial Group Inc.	10,977	260
	Brown-Forman Corp. Class A	4,347	255
*	Sprouts Farmers Market Inc.	15,466	247
	Grocery Outlet Holding Corp.	6,812	216
	Nu Skin Enterprises Inc.	7,275	178
*	Pilgrim's Pride Corp.	7,614	161
	Seaboard Corp.	32	109
			213,415
Energy (3.4%)
	Exxon Mobil Corp.	554,432	28,520
	Chevron Corp.	249,905	23,326
	ConocoPhillips	144,564	7,000
	Kinder Morgan Inc.	256,875	4,924
	Schlumberger Ltd.	180,848	4,899
	EOG Resources Inc.	75,809	4,796
	Phillips 66	58,593	4,386
	Marathon Petroleum Corp.	84,031	3,985
	Occidental Petroleum Corp.	116,935	3,828
	ONEOK Inc.	53,691	3,582
	Valero Energy Corp.	53,541	3,547
	Williams Cos. Inc.	158,468	3,019
	Pioneer Natural Resources Co.	21,502	2,640
	Hess Corp.	35,093	1,972
	Halliburton Co.	113,530	1,925
	Concho Resources Inc.	25,957	1,766
*	Cheniere Energy Inc.	29,924	1,535
	Baker Hughes Co.	84,665	1,362
	Diamondback Energy Inc.	21,061	1,306
	Apache Corp.	48,477	1,208
	Noble Energy Inc.	61,669	976
	Targa Resources Corp.	29,719	963
	National Oilwell Varco Inc.	50,864	952
	Marathon Oil Corp.	112,071	928
	Devon Energy Corp.	49,475	803
	Cabot Oil & Gas Corp.	51,177	713
	HollyFrontier Corp.	19,691	663
	Parsley Energy Inc.	39,529	530
	Helmerich & Payne Inc.	13,950	515

4

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	WPX Energy Inc.	53,529	499
*	First Solar Inc.	10,768	493
	Valvoline Inc.	23,803	464
	Cimarex Energy Co.	12,923	427
	Murphy Oil Corp.	19,594	369
	PBF Energy Inc.	15,851	355
*	Transocean Ltd.	75,032	251
	Continental Resources Inc.	10,524	199
*	Apergy Corp.	10,416	194
	EQT Corp.	31,959	188
	Equitrans Midstream Corp.	26,148	185
	Antero Midstream Corp.	35,323	154
	Patterson-UTI Energy Inc.	24,984	143
	Kosmos Energy Ltd.	46,140	141
	Range Resources Corp.	26,329	73
*	Antero Resources Corp.	36,500	58
*	Centennial Resource Development Inc.	22,995	55
*	Chesapeake Energy Corp.	165,983	46
			120,863
Financial Services (20.1%)
*	Berkshire Hathaway Inc.	255,901	52,803
	JPMorgan Chase & Co.	408,221	47,399
	Visa Inc.	224,377	40,783
	Mastercard Inc.	116,164	33,717
	Bank of America Corp.	1,066,379	30,392
	Wells Fargo & Co.	498,771	20,375
	Citigroup Inc.	286,274	18,167
*	PayPal Holdings Inc.	154,137	16,645
	American Tower Corp.	57,564	13,055
	Fidelity National Information Services Inc.	80,051	11,185
	American Express Co.	88,048	9,679
	CME Group Inc.	46,449	9,235
	US Bancorp	186,888	8,679
	S&P Global Inc.	32,262	8,579
	Chubb Ltd.	59,113	8,573
	Goldman Sachs Group Inc.	41,936	8,419
	Prologis Inc.	96,298	8,116
*	Fiserv Inc.	73,998	8,092
	Truist Financial Corp.	174,812	8,066
	Crown Castle International Corp.	54,413	7,797
	PNC Financial Services Group Inc.	57,157	7,225
	BlackRock Inc.	15,562	7,205
	Global Payments Inc.	38,902	7,157
	Marsh & McLennan Cos. Inc.	66,551	6,959
	Morgan Stanley	153,818	6,926
	Intercontinental Exchange Inc.	71,760	6,402
	Equinix Inc.	11,166	6,396
	Aon plc	30,746	6,395
	Charles Schwab Corp.	150,054	6,115
	Progressive Corp.	76,110	5,568
	Capital One Financial Corp.	61,035	5,387
	Moody's Corp.	21,453	5,149
	Simon Property Group Inc.	40,130	4,939
	American International Group Inc.	113,663	4,792
	Allstate Corp.	42,213	4,443
	MetLife Inc.	101,444	4,334
	Bank of New York Mellon Corp.	107,130	4,274
	Aflac Inc.	94,823	4,063
	Public Storage	19,338	4,044
	Travelers Cos. Inc.	33,677	4,035
	Prudential Financial Inc.	52,919	3,993
	Welltower Inc.	52,958	3,962
	SBA Communications Corp.	14,647	3,883
*	Square Inc.	44,839	3,736

5

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	AvalonBay Communities Inc.	18,214	3,654
	Equity Residential	47,870	3,595
	T. Rowe Price Group Inc.	29,731	3,509
	Digital Realty Trust Inc.	27,126	3,258
	State Street Corp.	47,366	3,226
	Willis Towers Watson plc	16,828	3,185
	MSCI Inc.	10,738	3,172
	Realty Income Corp.	42,540	3,079
*	FleetCor Technologies Inc.	11,118	2,955
	Discover Financial Services	40,844	2,679
	Ventas Inc.	48,636	2,615
	Boston Properties Inc.	20,208	2,606
	Weyerhaeuser Co.	97,193	2,525
	Synchrony Financial	84,211	2,451
*	CBRE Group Inc.	43,405	2,437
	Essex Property Trust Inc.	8,553	2,424
	M&T Bank Corp.	17,186	2,413
	Hartford Financial Services Group Inc.	46,979	2,347
	Arthur J Gallagher & Co.	23,996	2,339
	Ameriprise Financial Inc.	16,506	2,332
	Fifth Third Bancorp	92,472	2,256
	Alexandria Real Estate Equities Inc.	14,786	2,246
	Equifax Inc.	15,703	2,230
	Northern Trust Corp.	25,414	2,230
	First Republic Bank	21,709	2,183
	TransUnion	24,401	2,170
*	Markel Corp.	1,787	2,111
	KeyCorp	127,846	2,090
*	Arch Capital Group Ltd.	50,559	2,044
	Healthpeak Properties Inc.	64,277	2,034
	Invitation Homes Inc.	69,129	1,983
	Mid-America Apartment Communities Inc.	14,913	1,928
	Cincinnati Financial Corp.	20,036	1,868
	Sun Communities Inc.	12,138	1,856
	Citizens Financial Group Inc.	56,637	1,795
	UDR Inc.	38,118	1,715
	WP Carey Inc.	22,146	1,714
	Regions Financial Corp.	125,759	1,700
	Annaly Capital Management Inc.	188,739	1,672
	Cboe Global Markets Inc.	14,547	1,658
	Extra Space Storage Inc.	16,367	1,643
	Huntington Bancshares Inc.	132,773	1,629
	Principal Financial Group Inc.	36,007	1,598
	Broadridge Financial Solutions Inc.	14,833	1,548
	Nasdaq Inc.	15,053	1,544
	Equity LifeStyle Properties Inc.	22,591	1,544
	MarketAxess Holdings Inc.	4,758	1,543
	Loews Corp.	33,795	1,542
	Duke Realty Corp.	47,292	1,536
	Jack Henry & Associates Inc.	10,012	1,519
	VICI Properties Inc.	60,026	1,504
*	SVB Financial Group	7,107	1,479
	TD Ameritrade Holding Corp.	34,653	1,463
	Medical Properties Trust Inc.	66,219	1,399
*	Fair Isaac Corp.	3,692	1,388
	Raymond James Financial Inc.	16,237	1,358
	Fidelity National Financial Inc.	34,638	1,343
	E*TRADE Financial Corp.	29,285	1,341
	Host Hotels & Resorts Inc.	92,480	1,339
	Brown & Brown Inc.	30,758	1,323
	Everest Re Group Ltd.	5,301	1,314
	FactSet Research Systems Inc.	4,904	1,304
	Camden Property Trust	12,236	1,297
	Globe Life Inc.	13,797	1,278

6

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	AGNC Investment Corp.	74,567	1,271
	WR Berkley Corp.	18,891	1,268
	Regency Centers Corp.	21,779	1,251
	Ally Financial Inc.	49,102	1,231
*	Alleghany Corp.	1,827	1,228
	Western Union Co.	54,309	1,216
	Vornado Realty Trust	22,646	1,213
	VEREIT Inc.	139,405	1,207
	Federal Realty Investment Trust	10,295	1,198
	Lincoln National Corp.	26,183	1,188
	Gaming and Leisure Properties Inc.	26,278	1,174
*	Equitable Holdings Inc.	54,511	1,167
	National Retail Properties Inc.	22,521	1,145
	Iron Mountain Inc.	37,480	1,140
	Omega Healthcare Investors Inc.	28,040	1,110
*	WEX Inc.	5,664	1,061
	Reinsurance Group of America Inc.	8,231	1,004
	Jones Lang LaSalle Inc.	6,782	1,002
	Kilroy Realty Corp.	13,521	983
	RenaissanceRe Holdings Ltd.	5,734	977
	Comerica Inc.	18,456	972
	Assurant Inc.	7,893	952
	Lamar Advertising Co.	11,198	938
	Apartment Investment & Management Co.	19,467	931
	Voya Financial Inc.	17,513	922
	SEI Investments Co.	16,774	918
	STORE Capital Corp.	27,653	909
*	Zillow Group Inc. Class C	16,276	908
	Kimco Realty Corp.	52,341	908
	CyrusOne Inc.	14,686	890
	American Financial Group Inc.	9,530	881
	American Homes 4 Rent	33,340	863
	Zions Bancorp NA	21,528	860
	Signature Bank	6,862	858
	New Residential Investment Corp.	54,893	854
	Healthcare Trust of America Inc.	26,931	839
	LPL Financial Holdings Inc.	10,501	835
	Douglas Emmett Inc.	21,809	833
	First American Financial Corp.	14,566	832
*	Euronet Worldwide Inc.	6,632	823
	People's United Financial Inc.	58,575	819
	Commerce Bancshares Inc.	13,149	803
	SL Green Realty Corp.	10,223	802
	Starwood Property Trust Inc.	35,897	796
	Prosperity Bancshares Inc.	12,134	784
	Americold Realty Trust	25,255	775
	Franklin Resources Inc.	35,485	772
	American Campus Communities Inc.	17,563	763
	CubeSmart	25,018	757
*	Athene Holding Ltd. Class A	18,339	756
	Old Republic International Corp.	36,956	729
	East West Bancorp Inc.	18,547	718
	Brixmor Property Group Inc.	39,192	714
	TCF Financial Corp.	19,473	710
	Invesco Ltd.	48,674	701
	Jefferies Financial Group Inc.	35,103	692
	Cousins Properties Inc.	19,374	691
	Life Storage Inc.	6,125	661
	Popular Inc.	13,633	654
	Unum Group	27,342	637
	Hudson Pacific Properties Inc.	19,372	625
	New York Community Bancorp Inc.	57,517	622
	Axis Capital Holdings Ltd.	10,830	608
	EPR Properties	10,056	596

7

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	5,022	595
	Primerica Inc.	5,337	594
	Spirit Realty Capital Inc.	13,020	592
	Cullen/Frost Bankers Inc.	7,528	590
	Highwoods Properties Inc.	13,022	584
	Eaton Vance Corp.	14,146	584
	Western Alliance Bancorp	12,546	578
	SLM Corp.	55,486	575
	Park Hotels & Resorts Inc.	31,301	572
	JBG SMITH Properties	15,540	570
	Kemper Corp.	8,262	569
*	Howard Hughes Corp.	5,232	564
*	Credit Acceptance Corp.	1,386	559
	First Horizon National Corp.	40,914	545
	MGIC Investment Corp.	44,720	538
	Legg Mason Inc.	10,697	533
	Pinnacle Financial Partners Inc.	10,045	529
	Sterling Bancorp	31,472	522
	Synovus Financial Corp.	17,838	518
*	Brighthouse Financial Inc.	14,275	512
	Assured Guaranty Ltd.	12,283	501
	Affiliated Managers Group Inc.	6,628	499
	PacWest Bancorp	15,655	495
	CoreSite Realty Corp.	4,755	493
	Equity Commonwealth	15,646	492
	Outfront Media Inc.	18,620	490
	Chimera Investment Corp.	24,742	486
	Lazard Ltd.	13,555	486
	Interactive Brokers Group Inc.	9,471	484
	CIT Group Inc.	12,131	482
	Erie Indemnity Co.	3,303	472
	Webster Financial Corp.	12,358	469
	Two Harbors Investment Corp.	34,179	463
	CoreLogic Inc.	9,981	453
	Alliance Data Systems Corp.	5,230	449
	Janus Henderson Group plc	20,740	440
	Rayonier Inc.	16,509	438
	FNB Corp.	43,088	435
	Umpqua Holdings Corp.	28,219	434
	First Citizens BancShares Inc.	946	429
*	Zillow Group Inc. Class A	7,638	425
	Weingarten Realty Investors	15,637	421
	MFA Financial Inc.	58,174	421
	First Hawaiian Inc.	17,188	412
	Bank OZK	15,886	403
	Taubman Centers Inc.	7,667	399
	Bank of Hawaii Corp.	5,295	394
	Wintrust Financial Corp.	7,273	388
	Morningstar Inc.	2,643	388
	White Mountains Insurance Group Ltd.	391	387
	Macerich Co.	18,559	379
	Corporate Office Properties Trust	14,916	378
	BankUnited Inc.	12,562	373
	Service Properties Trust	20,450	370
	Apple Hospitality REIT Inc.	27,542	360
	Evercore Inc.	5,118	341
	Associated Banc-Corp	19,833	336
^	Santander Consumer USA Holdings Inc.	13,379	326
	Brandywine Realty Trust	23,705	322
	Paramount Group Inc.	25,747	313
	Retail Properties of America Inc.	28,602	299
	OneMain Holdings Inc	8,138	299
	Navient Corp.	26,607	299
*	Texas Capital Bancshares Inc.	6,289	296

8

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	BOK Financial Corp.	4,057	294
	Columbia Property Trust Inc.	15,362	290
*	LendingTree Inc.	992	274
	Colony Capital Inc.	63,725	252
	Empire State Realty Trust Inc.	18,618	218
	SITE Centers Corp.	18,436	212
	BGC Partners Inc.	38,144	178
	CNA Financial Corp.	3,933	164
	Mercury General Corp.	3,635	157
	Brookfield Property REIT Inc. Class A	9,629	157
	Virtu Financial Inc.	7,333	138
	TFS Financial Corp.	5,473	112
	American National Insurance Co.	919	90
			718,021
Health Care (13.2%)
	Johnson & Johnson	347,843	46,778
	UnitedHealth Group Inc.	123,731	31,546
	Merck & Co. Inc.	333,425	25,527
	Pfizer Inc.	728,675	24,352
	Bristol-Myers Squibb Co.	306,501	18,102
	Medtronic plc	175,666	17,684
	Abbott Laboratories	225,745	17,389
	AbbVie Inc.	193,897	16,619
	Amgen Inc.	78,565	15,692
	Thermo Fisher Scientific Inc.	52,299	15,209
	Eli Lilly & Co.	111,457	14,058
	Danaher Corp.	80,884	11,694
	Gilead Sciences Inc.	167,490	11,617
	Cigna Corp.	48,220	8,821
	Stryker Corp.	45,019	8,580
	Anthem Inc.	33,279	8,556
	Zoetis Inc.	62,835	8,372
	Becton Dickinson and Co.	35,151	8,360
	Allergan plc	43,040	8,206
*	Intuitive Surgical Inc.	15,054	8,038
*	Vertex Pharmaceuticals Inc.	33,474	7,499
*	Biogen Inc.	23,509	7,250
*	Boston Scientific Corp.	181,363	6,781
*	Edwards Lifesciences Corp.	27,103	5,552
	Humana Inc.	17,275	5,522
	Baxter International Inc.	63,016	5,260
*	Illumina Inc.	19,161	5,091
*	Regeneron Pharmaceuticals Inc.	10,672	4,744
	HCA Healthcare Inc.	35,380	4,494
*	Centene Corp.	75,473	4,002
	Zimmer Biomet Holdings Inc.	26,782	3,646
*	DexCom Inc.	11,815	3,261
*	IQVIA Holdings Inc.	23,048	3,215
	Agilent Technologies Inc.	40,448	3,117
	ResMed Inc.	18,530	2,946
	Cerner Corp.	40,776	2,825
*	IDEXX Laboratories Inc.	11,085	2,821
*	Alexion Pharmaceuticals Inc.	27,783	2,612
*	Veeva Systems Inc.	17,100	2,428
*	Align Technology Inc.	10,172	2,221
*	Laboratory Corp. of America Holdings	12,635	2,220
*	BioMarin Pharmaceutical Inc.	23,102	2,088
	Cooper Cos. Inc.	6,355	2,063
	Teleflex Inc.	6,024	2,018
	Cardinal Health Inc.	38,216	1,992
	Quest Diagnostics Inc.	17,600	1,867
	STERIS plc	11,129	1,765
*	Incyte Corp.	23,179	1,748
*	Seattle Genetics Inc.	14,857	1,692

9

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	AmerisourceBergen Corp. Class A	19,971	1,684
*	Hologic Inc.	34,798	1,640
*	Alnylam Pharmaceuticals Inc.	13,818	1,626
*	Exact Sciences Corp.	18,349	1,485
*	Insulet Corp.	7,761	1,474
*	Varian Medical Systems Inc.	11,871	1,460
	West Pharmaceutical Services Inc.	9,579	1,442
	Dentsply Sirona Inc.	28,921	1,424
*	Elanco Animal Health Inc.	51,342	1,407
	Universal Health Services Inc.	10,227	1,266
	PerkinElmer Inc.	14,449	1,249
*	Henry Schein Inc.	19,449	1,185
*	Mylan NV	67,428	1,159
*	Neurocrine Biosciences Inc.	11,924	1,129
*	Sarepta Therapeutics Inc.	9,371	1,073
*	Qiagen NV	29,029	1,042
*	Catalent Inc.	19,788	1,020
*	Charles River Laboratories International Inc.	6,539	1,017
*	Molina Healthcare Inc.	8,245	1,010
*	Masimo Corp.	6,106	997
*	DaVita Inc.	12,729	988
*	Bio-Rad Laboratories Inc.	2,733	962
	Encompass Health Corp.	12,680	949
	Bio-Techne Corp.	4,947	934
*	ABIOMED Inc.	5,839	877
	Chemed Corp.	2,072	865
	Hill-Rom Holdings Inc.	8,883	853
*	Horizon Therapeutics plc	24,546	840
*	Jazz Pharmaceuticals plc	7,313	838
*	Ionis Pharmaceuticals Inc.	16,448	835
	Perrigo Co. plc	16,206	821
*	PRA Health Sciences Inc.	8,322	784
*	Exelixis Inc.	40,081	745
*	Moderna Inc.	28,283	733
*	Penumbra Inc.	4,067	675
	Avantor Inc.	41,937	661
	Bruker Corp.	13,278	578
*	United Therapeutics Corp.	5,448	561
*	Bluebird Bio Inc.	7,390	535
*	ICU Medical Inc.	2,431	476
*	Envista Holdings Corp.	18,502	470
*	Integra LifeSciences Holdings Corp.	8,974	468
*	Nektar Therapeutics Class A	21,359	444
*	Guardant Health Inc.	4,828	420
*	Alkermes plc	19,868	414
*	Agios Pharmaceuticals Inc.	8,075	383
*	Acadia Healthcare Co. Inc.	11,145	330
*	Sage Therapeutics Inc.	6,714	316
	Cantel Medical Corp.	4,874	308
*	Premier Inc.	8,260	243
*	MEDNAX Inc.	10,353	177
^,*	Change Healthcare Inc.	6,632	90
*	Adaptive Biotechnologies Corp.	2,218	62
*	Quorum Health Corp.	35	—
			473,364
Materials & Processing (2.9%)
	Linde plc	70,448	13,456
	Air Products & Chemicals Inc.	28,741	6,312
	Ecolab Inc.	33,202	5,991
	Sherwin-Williams Co.	10,829	5,596
	Newmont Corp.	106,672	4,761
	DuPont de Nemours Inc.	96,888	4,156
	Ingersoll-Rand plc	31,446	4,058
	Dow Inc.	97,817	3,953

10

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	PPG Industries Inc.	30,802	3,217
	Ball Corp.	42,191	2,973
	Fastenal Co.	74,613	2,553
	LyondellBasell Industries NV	34,697	2,479
	Vulcan Materials Co.	17,172	2,065
	Freeport-McMoRan Inc.	190,718	1,900
	International Paper Co.	51,314	1,897
	Martin Marietta Materials Inc.	8,154	1,855
	International Flavors & Fragrances Inc.	14,012	1,678
	Nucor Corp.	39,696	1,641
	FMC Corp.	16,726	1,557
	Masco Corp.	37,157	1,535
	Arconic Inc.	50,656	1,487
	Celanese Corp.	15,721	1,474
	Avery Dennison Corp.	11,068	1,267
*	Crown Holdings Inc.	17,305	1,220
	Albemarle Corp.	13,704	1,122
	Packaging Corp. of America	12,311	1,116
	Westrock Co.	33,359	1,109
	Eastman Chemical Co.	17,818	1,096
	RPM International Inc.	16,788	1,076
	CF Industries Holdings Inc.	28,829	1,063
	Lennox International Inc.	4,549	1,038
	Reliance Steel & Aluminum Co.	8,513	871
	AptarGroup Inc.	8,366	846
	Royal Gold Inc.	8,512	821
	Owens Corning	14,131	798
	Mosaic Co.	44,803	763
	MDU Resources Group Inc.	26,525	736
	Steel Dynamics Inc.	26,959	718
	Hexcel Corp.	10,980	710
	AO Smith Corp.	17,773	703
*	Axalta Coating Systems Ltd.	27,198	678
	Watsco Inc.	4,201	659
	Armstrong World Industries Inc.	6,519	653
*	Berry Global Group Inc.	16,840	639
	Sonoco Products Co.	13,100	632
	Sealed Air Corp.	20,178	612
	Ashland Global Holdings Inc.	7,815	559
	Scotts Miracle-Gro Co.	5,140	545
	Acuity Brands Inc.	5,140	529
	Huntsman Corp.	27,424	519
	Graphic Packaging Holding Co.	38,058	515
	Eagle Materials Inc.	5,259	415
	WR Grace & Co.	7,196	407
	Timken Co.	8,661	388
*	Univar Solutions Inc.	22,496	382
	Southern Copper Corp.	10,708	360
	NewMarket Corp.	879	342
	Olin Corp.	20,940	339
	Chemours Co.	22,315	332
*	Alcoa Corp.	23,901	331
	Valmont Industries Inc.	2,759	321
	Silgan Holdings Inc.	10,386	297
*	Element Solutions Inc.	28,414	295
	Cabot Corp.	7,687	287
	Westlake Chemical Corp.	4,656	260
	O-I Glass Inc.	20,728	224
	Domtar Corp.	6,992	201
	United States Steel Corp.	21,383	171
	GrafTech International Ltd.	7,039	57
	Ardagh Group SA	2,039	36
			105,652

11

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Producer Durables (9.3%)
	Boeing Co.	69,354	19,080
	Honeywell International Inc.	94,695	15,357
	Accenture plc Class A	83,436	15,068
	Union Pacific Corp.	91,193	14,574
	United Technologies Corp.	106,330	13,886
	General Electric Co.	1,134,514	12,343
	Lockheed Martin Corp.	32,389	11,980
	3M Co.	73,508	10,970
	Automatic Data Processing Inc.	57,115	8,838
	Caterpillar Inc.	70,741	8,789
	United Parcel Service Inc.	91,625	8,291
	Illinois Tool Works Inc.	42,209	7,082
	Raytheon Co.	36,709	6,922
	CSX Corp.	98,224	6,920
	Northrop Grumman Corp.	20,783	6,834
	Deere & Co.	41,093	6,430
	Norfolk Southern Corp.	34,035	6,206
	Waste Management Inc.	55,534	6,154
	General Dynamics Corp.	33,285	5,315
	Emerson Electric Co.	79,929	5,124
	Eaton Corp. plc	53,869	4,887
	Roper Technologies Inc.	13,369	4,702
	FedEx Corp.	31,469	4,442
	Johnson Controls International plc	101,534	3,713
	TransDigm Group Inc.	6,423	3,583
	Delta Air Lines Inc.	75,088	3,464
	Paychex Inc.	41,863	3,244
	Verisk Analytics Inc.	20,828	3,231
*	CoStar Group Inc.	4,697	3,136
	Parker-Hannifin Corp.	16,720	3,089
	PACCAR Inc.	44,298	2,964
	Cummins Inc.	19,521	2,953
	Cintas Corp.	10,928	2,915
	Southwest Airlines Co.	61,719	2,851
	Stanley Black & Decker Inc.	19,779	2,842
	Rockwell Automation Inc.	15,015	2,755
	Fortive Corp.	38,589	2,669
	AMETEK Inc.	29,656	2,550
	Republic Services Inc.	27,894	2,518
*	Keysight Technologies Inc.	24,360	2,308
*	Copart Inc.	26,233	2,216
*	Mettler-Toledo International Inc.	3,132	2,198
	Dover Corp.	18,941	1,946
	Kansas City Southern	12,879	1,941
*	United Airlines Holdings Inc.	30,208	1,860
	Xylem Inc.	23,413	1,811
	Old Dominion Freight Line Inc.	8,506	1,648
*	Waters Corp.	8,297	1,617
	Westinghouse Air Brake Technologies Corp.	23,441	1,610
	Jacobs Engineering Group Inc.	17,268	1,594
*	Teledyne Technologies Inc.	4,674	1,577
	Expeditors International of Washington Inc.	22,318	1,572
	WW Grainger Inc.	5,631	1,563
*	Zebra Technologies Corp.	6,909	1,458
	IDEX Corp.	9,798	1,450
	Allegion plc	12,180	1,401
*	United Rentals Inc.	9,935	1,316
*	Trimble Inc.	32,708	1,291
	Booz Allen Hamilton Holding Corp.	17,670	1,260
	Textron Inc.	30,284	1,230
	CH Robinson Worldwide Inc.	17,810	1,227
	Nordson Corp.	7,483	1,087
	JB Hunt Transport Services Inc.	11,169	1,077

12

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Carlisle Cos. Inc.	7,360	1,069
	Huntington Ingalls Industries Inc.	5,176	1,064
	Graco Inc.	21,318	1,051
	Snap-on Inc.	7,026	1,017
	Toro Co.	13,773	984
	American Airlines Group Inc.	50,722	966
	Genpact Ltd.	24,613	947
	Hubbell Inc.	7,034	937
*	Aecom	20,519	922
*	XPO Logistics Inc.	12,106	895
	HEICO Corp. Class A	9,951	879
	Pentair plc	21,572	850
*	Sensata Technologies Holding plc	20,713	845
*	Middleby Corp.	7,339	821
*	HD Supply Holdings Inc.	21,564	820
	Alaska Air Group Inc.	15,802	797
	Xerox Holdings Corp.	23,724	764
	Robert Half International Inc.	15,008	757
	Woodward Inc.	7,312	755
	Donaldson Co. Inc.	16,583	748
	FLIR Systems Inc.	17,457	741
	Spirit AeroSystems Holdings Inc.	13,292	702
	National Instruments Corp.	17,403	701
	Quanta Services Inc.	18,275	697
	ITT Inc.	11,581	697
*	Stericycle Inc.	11,970	687
	Flowserve Corp.	16,864	678
	BWX Technologies Inc.	12,349	677
	Curtiss-Wright Corp.	5,503	660
	Lincoln Electric Holdings Inc.	7,769	636
	Oshkosh Corp.	8,716	629
*	Paylocity Holding Corp.	4,586	594
*	JetBlue Airways Corp.	37,639	594
	ManpowerGroup Inc.	7,709	585
	Allison Transmission Holdings Inc.	13,811	561
*	Gardner Denver Holdings Inc.	16,772	550
	HEICO Corp.	5,094	549
	Knight-Swift Transportation Holdings Inc.	16,061	513
	Landstar System Inc.	5,049	510
	Air Lease Corp.	13,261	509
	Littelfuse Inc.	3,173	507
*	Kirby Corp.	7,826	499
	AGCO Corp.	8,156	493
*	Clean Harbors Inc.	6,618	460
	nVent Electric plc	18,997	456
	Crane Co.	6,472	440
	Regal Beloit Corp.	5,530	429
*	Colfax Corp.	11,757	393
	Macquarie Infrastructure Corp.	9,267	364
	MSC Industrial Direct Co. Inc. Class A	5,684	351
	Copa Holdings SA	4,103	341
	Trinity Industries Inc.	13,396	273
	Ryder System Inc.	6,704	255
*	WESCO International Inc.	5,497	223
*	Resideo Technologies Inc.	15,788	170
	Fluor Corp.	17,385	162
	Schneider National Inc.	7,329	131
	ADT Inc.	12,886	82
*	Gates Industrial Corp. plc	4,829	50
			333,366
Technology (24.7%)
	Microsoft Corp.	990,540	160,477
	Apple Inc.	582,168	159,141
*	Facebook Inc.	313,068	60,256

13

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Alphabet Inc. Class A	39,298	52,630
*	Alphabet Inc. Class C	39,196	52,496
	Intel Corp.	570,158	31,655
	Cisco Systems Inc.	561,920	22,437
*	Adobe Inc.	63,810	22,022
	NVIDIA Corp.	76,486	20,657
*	salesforce.com Inc.	108,931	18,562
	International Business Machines Corp.	116,261	15,131
	Texas Instruments Inc.	122,794	14,016
	Broadcom Inc.	50,639	13,805
	Oracle Corp.	269,233	13,316
	QUALCOMM Inc.	149,682	11,720
	Intuit Inc.	32,707	8,695
*	ServiceNow Inc.	24,325	7,932
*	Micron Technology Inc.	144,454	7,593
	Applied Materials Inc.	120,435	7,000
*	Advanced Micro Devices Inc.	134,623	6,123
	Activision Blizzard Inc.	98,909	5,750
	L3Harris Technologies Inc.	28,835	5,702
	Lam Research Corp.	18,841	5,529
*	Autodesk Inc.	28,752	5,488
	Analog Devices Inc.	48,520	5,291
	Cognizant Technology Solutions Corp.	71,834	4,377
	HP Inc.	193,372	4,020
*	Electronic Arts Inc.	37,874	3,839
	Motorola Solutions Inc.	22,356	3,704
	IHS Markit Ltd.	51,637	3,679
*	Workday Inc.	21,207	3,674
	Amphenol Corp. Class A	38,313	3,513
*	Twitter Inc.	99,246	3,295
	KLA Corp.	20,796	3,197
*	Splunk Inc.	20,111	2,963
	Microchip Technology Inc.	30,964	2,809
	Xilinx Inc.	33,178	2,770
*	Synopsys Inc.	19,426	2,679
*	ANSYS Inc.	10,895	2,639
*	VeriSign Inc.	13,509	2,563
*	Cadence Design Systems Inc.	36,265	2,399
	Corning Inc.	98,692	2,355
*	RingCentral Inc.	9,683	2,283
*	Palo Alto Networks Inc.	12,360	2,282
	Skyworks Solutions Inc.	22,199	2,224
*	Atlassian Corp. plc Class A	15,303	2,218
	Hewlett Packard Enterprise Co.	170,359	2,179
	Western Digital Corp.	38,811	2,156
	CDW Corp.	18,604	2,125
	Maxim Integrated Products Inc.	36,792	2,046
*	IAC/InterActiveCorp	9,700	1,978
*	Fortinet Inc.	18,550	1,893
	Marvell Technology Group Ltd.	86,330	1,839
*	Paycom Software Inc.	6,475	1,830
*	Twilio Inc.	15,979	1,800
	Leidos Holdings Inc.	17,410	1,787
*	Akamai Technologies Inc.	20,578	1,780
*	Okta Inc.	13,611	1,743
*	DocuSign Inc. Class A	20,088	1,734
	Citrix Systems Inc.	16,173	1,672
	SS&C Technologies Holdings Inc.	28,774	1,597
*	Take-Two Interactive Software Inc.	14,633	1,573
*	GoDaddy Inc.	22,427	1,569
*	Tyler Technologies Inc.	4,993	1,565
*	EPAM Systems Inc.	6,764	1,510
*	Qorvo Inc.	14,994	1,508
*	Arista Networks Inc.	7,713	1,490

14

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	NetApp Inc.	31,513	1,472
*	Gartner Inc.	11,366	1,471
	NortonLifeLock Inc.	76,098	1,448
	Teradyne Inc.	21,689	1,274
*	Black Knight Inc.	18,929	1,263
*	VMware Inc.	10,104	1,218
*	Coupa Software Inc.	8,076	1,209
*	Guidewire Software Inc.	10,905	1,195
*	Zendesk Inc.	14,403	1,142
	Amdocs Ltd.	17,512	1,116
	Cypress Semiconductor Corp.	47,575	1,099
*	PTC Inc.	13,715	1,036
*	ON Semiconductor Corp.	53,591	1,000
*	Aspen Technology Inc.	8,947	953
	Entegris Inc.	17,807	950
	Cognex Corp.	21,299	949
*	HubSpot Inc.	5,270	946
*	F5 Networks Inc.	7,804	936
	Juniper Networks Inc.	43,365	920
	Universal Display Corp.	5,517	876
*	Ceridian HCM Holding Inc.	12,087	855
	Monolithic Power Systems Inc.	5,364	851
*	MongoDB Inc.	5,397	823
*	Alteryx Inc.	5,878	821
	DXC Technology Co.	33,623	811
*	Dell Technologies Inc.	20,032	811
*	CACI International Inc. Class A	3,269	801
*	Ciena Corp.	20,635	793
*	Nuance Communications Inc.	36,629	792
*	Proofpoint Inc.	7,249	773
*	Zynga Inc.	113,121	759
	CDK Global Inc.	16,130	742
	MKS Instruments Inc.	7,219	723
*	Arrow Electronics Inc.	10,588	710
*	RealPage Inc.	10,584	678
	SYNNEX Corp.	5,349	669
*	Cree Inc.	14,156	633
	Jabil Inc.	19,319	619
*	IPG Photonics Corp.	4,528	578
*	Grubhub Inc.	11,767	566
*	Dropbox Inc. Class A	28,586	559
	Dolby Laboratories Inc.	8,434	554
	LogMeIn Inc.	6,464	551
*	Manhattan Associates Inc.	8,159	550
*	Smartsheet Inc. Class A	11,753	544
*	Nutanix Inc.	22,467	536
*	Avalara Inc.	5,982	507
*	Anaplan Inc.	11,223	504
	Sabre Corp.	36,611	498
^,*	Match Group Inc.	7,141	464
	Pegasystems Inc.	4,992	452
*	Pure Storage Inc.	29,243	446
*	ViaSat Inc.	7,574	436
*	Elastic NV	5,759	425
*	NCR Corp.	16,757	422
*	Zscaler Inc.	7,932	412
*	Coherent Inc.	3,116	401
	Avnet Inc.	12,819	393
*	New Relic Inc.	6,578	370
*	Dynatrace Inc.	11,235	363
*	FireEye Inc.	24,959	330
*	Teradata Corp.	13,827	276
*	CommScope Holding Co. Inc.	24,148	266
*	EchoStar Corp.	6,125	214

15

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Ubiquiti Inc.	1,137	154
*	Pluralsight Inc. Class A	7,864	140
*	Covetrus Inc.	12,253	136
*	PagerDuty Inc.	5,661	117
	Switch Inc.	7,431	107
*	SolarWinds Corp.	5,517	101
*	Cerence Inc.	4,558	99
*	Medallia Inc.	2,190	54
			882,942
Utilities (5.3%)
	AT&T Inc.	956,486	33,687
	Verizon Communications Inc.	542,133	29,362
	NextEra Energy Inc.	63,949	16,164
	Duke Energy Corp.	95,587	8,765
	Dominion Energy Inc.	107,774	8,426
	Southern Co.	136,461	8,237
	American Electric Power Co. Inc.	64,545	5,761
	Exelon Corp.	126,656	5,460
	Sempra Energy	37,063	5,181
	Xcel Energy Inc.	68,515	4,270
	WEC Energy Group Inc.	41,177	3,802
*	T-Mobile US Inc.	40,926	3,690
	Eversource Energy	42,330	3,660
	Consolidated Edison Inc.	43,411	3,422
	Public Service Enterprise Group Inc.	65,827	3,378
	FirstEnergy Corp.	70,482	3,139
	Edison International	45,693	3,070
	Entergy Corp.	25,953	3,034
	American Water Works Co. Inc.	23,898	2,955
	PPL Corp.	94,320	2,831
	DTE Energy Co.	24,156	2,698
	Ameren Corp.	31,942	2,523
	CMS Energy Corp.	36,970	2,234
	Evergy Inc.	29,674	1,939
	CenturyLink Inc.	141,052	1,703
	Alliant Energy Corp.	31,227	1,628
	Atmos Energy Corp.	15,196	1,569
	CenterPoint Energy Inc.	66,175	1,523
	AES Corp.	86,506	1,447
	NiSource Inc.	48,733	1,317
	Pinnacle West Capital Corp.	14,698	1,315
	Essential Utilities Inc.	28,509	1,226
	NRG Energy Inc.	32,685	1,085
	Vistra Energy Corp.	56,084	1,078
*	PG&E Corp.	68,912	1,068
*	Zayo Group Holdings Inc.	29,004	1,015
	UGI Corp.	27,420	988
	OGE Energy Corp.	25,745	981
*	GCI Liberty Inc. Class A	12,923	893
*	Sprint Corp.	71,713	659
	IDACORP Inc.	6,680	646
	Hawaiian Electric Industries Inc.	14,009	600
	National Fuel Gas Co.	10,277	376
	Avangrid Inc.	7,025	349
	Telephone & Data Systems Inc.	13,190	266
*	United States Cellular Corp.	2,178	68
			189,488
Total Common Stocks (Cost $2,736,932)			3,561,700

16

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 29, 2020

Coupon			Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund	1.706%	117,281	11,732

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.527% —1.541%	4/30/20	870	868
Total Temporary Cash Investments (Cost $12,598)					12,600
Total Investments (99.9%) (Cost $2,749,530)					3,574,300
Other Assets and Liabilities—Net (0.1%)[2]					4,496
Net Assets (100%)					3,578,796
Cost rounded to $000.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,159,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,215,000 was received for securities on loan.
3	Securities with a value of $789,000 have been segregated as initial margin for open futures contracts.
	REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (11.0%)
	Walt Disney Co.	517,086	60,835
	Walmart Inc.	415,664	44,759
	McDonald’s Corp.	187,211	36,351
	Home Depot Inc.	140,416	30,588
	Comcast Corp.	707,311	28,597
	Target Corp.	139,740	14,393
	General Motors Co.	368,434	11,237
*	Charter Communications Inc.	18,712	9,228
*	Uber Technologies Inc.	250,276	8,477
	Ford Motor Co.	1,160,093	8,074
	Aptiv plc	70,945	5,541
	DR Horton Inc.	99,414	5,296
	Tiffany & Co.	35,668	4,765
	Royal Caribbean Cruises Ltd.	50,796	4,084
	Best Buy Co. Inc.	53,048	4,013
	Carnival Corp.	117,206	3,922
*	Liberty Broadband Corp. Class C	30,862	3,885
	Garmin Ltd.	42,872	3,789
	Genuine Parts Co.	42,142	3,676
	MGM Resorts International	135,479	3,327
	Las Vegas Sands Corp.	52,583	3,066
	PulteGroup Inc.	74,423	2,992
	Fox Corp. Class A	96,320	2,961
	Lennar Corp. Class A	47,300	2,854
*	Dollar Tree Inc.	31,943	2,652
*	DISH Network Corp.	76,968	2,580
*	Discovery Communications Inc.	101,169	2,539
	Aramark	72,744	2,527
	Whirlpool Corp.	18,479	2,363
*	LKQ Corp.	77,962	2,306
*	CarMax Inc.	25,728	2,246
*	Liberty Media Corp-Liberty Formula One Class C	57,504	2,246
	Interpublic Group of Cos. Inc.	102,839	2,197
*	Caesars Entertainment Corp.	170,799	2,171
*	Mohawk Industries Inc.	17,458	2,115
*	Liberty Media Corp-Liberty SiriusXM Class C	46,077	2,056
	Omnicom Group Inc.	29,495	2,043
	Gentex Corp.	75,309	2,011
	Lear Corp.	17,922	1,993
	Advance Auto Parts Inc.	14,948	1,988
	BorgWarner Inc.	60,889	1,924
	Tapestry Inc.	81,785	1,918
*	Lyft Inc. Class A	50,175	1,913
*	Norwegian Cruise Line Holdings Ltd.	50,262	1,873
	Kohl’s Corp.	46,863	1,835
	ViacomCBS Inc. Class B	71,047	1,748
	Fortune Brands Home & Security Inc.	28,203	1,742
	Newell Brands Inc.	111,482	1,720
	Nielsen Holdings plc	91,595	1,668
	PVH Corp.	21,780	1,614
	Service Corp. International	33,570	1,604
	Leggett & Platt Inc.	38,946	1,545
	Ralph Lauren Corp.	14,532	1,533
	New York Times Co.	39,286	1,472
	Toll Brothers Inc.	38,010	1,407
	News Corp. Class A	114,512	1,383
	Harley-Davidson Inc.	44,822	1,366
*	Madison Square Garden Co.	5,004	1,340
	Brunswick Corp.	24,036	1,279
	Fox Corp. Class B	41,139	1,253
	Macy’s Inc.	91,588	1,212

18

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	ServiceMaster Global Holdings Inc.	33,816	1,210
	L Brands Inc.	55,827	1,209
	Thor Industries Inc.	15,834	1,194
	Williams-Sonoma Inc.	19,019	1,187
*	Discovery Inc.	45,057	1,158
	Foot Locker Inc.	31,136	1,129
*	Liberty Media Corp-Liberty SiriusXM Class A	24,415	1,091
*	frontdoor Inc.	25,264	1,071
	Wyndham Destinations Inc.	26,727	1,066
*	Grand Canyon Education Inc.	12,726	1,027
	H&R Block Inc.	49,640	1,026
	Wyndham Hotels & Resorts Inc.	19,495	993
*	Liberty Broadband Corp. Class A	7,566	936
	Gap Inc.	62,704	899
	Yum China Holdings Inc.	20,234	886
	Yum! Brands Inc.	9,754	871
	Hyatt Hotels Corp.	10,912	836
	Amerco	2,567	828
	Cinemark Holdings Inc.	31,854	827
*	Skechers U.S.A. Inc.	24,214	801
	Coty Inc.	86,517	799
*	Qurate Retail Group Inc. QVC Group Class A	113,856	776
	Dick’s Sporting Goods Inc.	18,779	684
	Dollar General Corp.	4,491	675
*	AutoNation Inc.	15,531	664
	Carter’s Inc.	7,103	650
	Goodyear Tire & Rubber Co.	66,894	648
*	Capri Holdings Ltd.	24,018	620
	Graham Holdings Co.	1,206	606
	Extended Stay America Inc.	54,249	596
*	Hilton Grand Vacations Inc.	21,358	569
	Six Flags Entertainment Corp.	21,490	543
	Expedia Group Inc.	5,359	528
	Wynn Resorts Ltd.	4,865	525
	Choice Hotels International Inc.	5,501	502
*	Urban Outfitters Inc.	21,036	495
	John Wiley & Sons Inc.	12,754	474
	Penske Automotive Group Inc.	10,057	463
	News Corp. Class B	34,875	434
*	Mattel Inc.	30,806	363
	Nexstar Media Group Inc.	2,918	335
*	WABCO Holdings Inc.	2,395	324
*	Liberty Media Corp-Liberty Formula One Class A	8,498	319
	International Game Technology plc	29,556	314
	Hanesbrands Inc.	23,263	308
*	Under Armour Inc. Class A	18,996	270
	Vail Resorts Inc.	1,224	260
	Columbia Sportswear Co.	2,990	243
*	Lions Gate Entertainment Corp. Class B	32,682	242
*	2U Inc.	10,151	239
*	Under Armour Inc. Class C	18,593	232
*	IAA Inc.	3,768	161
	Lennar Corp.	3,146	150
	Polaris Inc.	1,719	142
*	Lions Gate Entertainment Corp. Class A	15,747	125
	Dunkin’ Brands Group Inc.	1,579	105
	TripAdvisor Inc.	2,979	70
	KAR Auction Services Inc.	3,456	66
	ViacomCBS Inc. Class A	1,812	54
	Sinclair Broadcast Group Inc.	1,042	24
			411,934
Consumer Staples (8.9%)
	Procter & Gamble Co.	689,629	78,087
	Philip Morris International Inc.	460,396	37,693

19

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	CVS Health Corp.	384,530	22,756
	Mondelez International Inc.	421,260	22,243
	Coca-Cola Co.	361,427	19,333
	Colgate-Palmolive Co.	248,746	16,808
	Kimberly-Clark Corp.	100,926	13,240
	Altria Group Inc.	283,261	11,435
	Walgreens Boots Alliance Inc.	223,599	10,232
	PepsiCo Inc.	66,471	8,776
	General Mills Inc.	176,940	8,670
	Constellation Brands Inc. Class A	46,786	8,065
	McKesson Corp.	47,444	6,636
	Kroger Co.	235,468	6,624
	Archer-Daniels-Midland Co.	165,026	6,213
	Corteva Inc.	222,009	6,039
	Tyson Foods Inc.	85,012	5,766
	Kraft Heinz Co.	183,986	4,557
	Conagra Brands Inc.	142,634	3,807
	Hormel Foods Corp.	82,345	3,426
	JM Smucker Co.	32,452	3,342
	Lamb Weston Holdings Inc.	31,876	2,770
	Kellogg Co.	45,233	2,735
	Molson Coors Beverage Co. Class B	50,986	2,529
*	US Foods Holding Corp.	64,100	2,156
	Bunge Ltd.	40,433	1,898
	McCormick & Co. Inc.	12,785	1,869
*	Keurig Dr Pepper Inc.	60,235	1,679
	Ingredion Inc.	19,905	1,658
	Casey’s General Stores Inc.	8,136	1,326
*	Beyond Meat Inc.	14,017	1,257
	Flowers Foods Inc.	57,858	1,246
*	Post Holdings Inc.	10,699	1,083
	Clorox Co.	6,795	1,083
	Campbell Soup Co.	20,988	947
*	Herbalife Nutrition Ltd.	25,040	810
	Energizer Holdings Inc.	18,378	790
	Hershey Co.	5,311	765
	Spectrum Brands Holdings Inc	12,165	656
*	Hain Celestial Group Inc.	24,572	583
*	TreeHouse Foods Inc.	13,330	508
	Nu Skin Enterprises Inc.	15,839	388
	Grocery Outlet Holding Corp.	11,936	378
*	Sprouts Farmers Market Inc.	17,929	287
	Seaboard Corp.	71	242
*	Pilgrim’s Pride Corp.	9,945	210
	Brown-Forman Corp.	2,973	183
	Brown-Forman Corp. Class A	1,255	74
			333,858
Energy (7.0%)
	Exxon Mobil Corp.	1,254,140	64,513
	Chevron Corp.	564,651	52,705
	ConocoPhillips	325,439	15,758
	Schlumberger Ltd.	410,886	11,131
	Kinder Morgan Inc.	577,992	11,080
	EOG Resources Inc.	171,959	10,878
	Phillips 66	132,664	9,931
	Marathon Petroleum Corp.	190,735	9,045
	Occidental Petroleum Corp.	264,643	8,664
	Valero Energy Corp.	121,542	8,052
	Williams Cos. Inc.	358,965	6,838
	ONEOK Inc.	82,724	5,519
	Hess Corp.	79,355	4,458
	Halliburton Co.	256,433	4,349
	Concho Resources Inc.	59,032	4,015
	Pioneer Natural Resources Co.	28,084	3,448

20

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
	Baker Hughes Co.	193,153	3,108
	Apache Corp.	110,300	2,749
	Diamondback Energy Inc.	37,593	2,331
	Noble Energy Inc.	139,263	2,205
	Targa Resources Corp.	67,189	2,177
	National Oilwell Varco Inc.	114,842	2,149
	Marathon Oil Corp.	237,806	1,969
	Devon Energy Corp.	114,457	1,859
*	Cheniere Energy Inc.	29,060	1,490
	HollyFrontier Corp.	44,230	1,490
	Helmerich & Payne Inc.	31,318	1,155
*	WPX Energy Inc.	121,167	1,130
*	First Solar Inc.	23,961	1,097
	Valvoline Inc.	56,139	1,095
	Cimarex Energy Co.	29,753	983
	Murphy Oil Corp.	44,013	830
	PBF Energy Inc.	35,715	800
	Cabot Oil & Gas Corp.	44,890	625
*	Transocean Ltd.	168,000	563
	Parsley Energy Inc.	37,025	496
	Continental Resources Inc.	24,854	471
	EQT Corp.	73,218	430
*	Apergy Corp.	22,312	415
	Equitrans Midstream Corp.	52,859	373
	Antero Midstream Corp.	75,226	328
	Kosmos Energy Ltd.	104,467	319
	Patterson-UTI Energy Inc.	55,067	316
	Range Resources Corp.	60,302	167
*	Centennial Resource Development Inc.	52,506	124
*	Antero Resources Corp.	76,215	122
^,*	Chesapeake Energy Corp.	376,353	103
			263,853
Financial Services (29.0%)
*	Berkshire Hathaway Inc.	578,994	119,470
	JPMorgan Chase & Co.	923,249	107,198
	Bank of America Corp.	2,410,079	68,687
	Wells Fargo & Co.	1,128,898	46,116
	Citigroup Inc.	646,424	41,022
	CME Group Inc.	104,877	20,852
	US Bancorp	423,655	19,675
	Chubb Ltd.	133,525	19,365
	Goldman Sachs Group Inc.	94,337	18,940
	Prologis Inc.	217,007	18,289
	Truist Financial Corp.	395,982	18,271
	PNC Financial Services Group Inc.	129,624	16,385
	BlackRock Inc.	35,033	16,221
	Morgan Stanley	344,582	15,517
	Capital One Financial Corp.	138,486	12,223
	American International Group Inc.	257,329	10,849
	Allstate Corp.	95,776	10,080
	MetLife Inc.	229,812	9,818
	Fidelity National Information Services Inc.	69,989	9,779
	Bank of New York Mellon Corp.	243,138	9,701
	American Express Co.	87,724	9,644
	Aflac Inc.	215,184	9,221
	Prudential Financial Inc.	120,009	9,055
	Welltower Inc.	119,954	8,975
	Intercontinental Exchange Inc.	97,936	8,738
	Progressive Corp.	116,308	8,509
	AvalonBay Communities Inc.	41,160	8,256
	Equity Residential	108,240	8,129
	Travelers Cos. Inc.	63,992	7,667
	Digital Realty Trust Inc.	61,552	7,393
	State Street Corp.	107,443	7,318

21

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
	Willis Towers Watson plc	38,242	7,237
	Realty Income Corp.	96,604	6,993
	Boston Properties Inc.	45,867	5,914
	Ventas Inc.	109,934	5,911
	Weyerhaeuser Co.	220,284	5,723
	T. Rowe Price Group Inc.	47,985	5,663
	Charles Schwab Corp.	136,590	5,566
	Essex Property Trust Inc.	19,386	5,493
	M&T Bank Corp.	39,038	5,480
	Hartford Financial Services Group Inc.	106,242	5,307
	Fifth Third Bancorp	209,855	5,120
	Alexandria Real Estate Equities Inc.	33,607	5,104
	Northern Trust Corp.	57,739	5,067
	KeyCorp	292,416	4,781
	Healthpeak Properties Inc.	145,664	4,609
	Ameriprise Financial Inc.	32,307	4,565
	Invitation Homes Inc.	157,628	4,522
*	Markel Corp.	3,684	4,353
	Mid-America Apartment Communities Inc.	33,484	4,328
	Cincinnati Financial Corp.	44,947	4,191
	Arthur J Gallagher & Co.	42,750	4,168
	Synchrony Financial	139,710	4,066
	Citizens Financial Group Inc.	127,696	4,047
	First Republic Bank	40,115	4,034
*	Arch Capital Group Ltd.	97,692	3,950
	Discover Financial Services	60,001	3,935
	WP Carey Inc.	50,783	3,931
	Regions Financial Corp.	283,457	3,832
	Annaly Capital Management Inc.	427,906	3,791
	Huntington Bancshares Inc.	303,116	3,719
	UDR Inc.	81,151	3,650
	Principal Financial Group Inc.	81,896	3,635
	Duke Realty Corp.	108,486	3,523
*	CBRE Group Inc.	62,571	3,513
	Loews Corp.	76,051	3,470
	Nasdaq Inc.	33,831	3,469
	VICI Properties Inc.	136,337	3,417
	Medical Properties Trust Inc.	151,553	3,202
	Sun Communities Inc.	20,304	3,104
	Host Hotels & Resorts Inc.	210,779	3,052
	Fidelity National Financial Inc.	78,512	3,043
*	SVB Financial Group	14,321	2,981
	Camden Property Trust	27,589	2,924
	Globe Life Inc.	31,527	2,921
	WR Berkley Corp.	42,548	2,857
	Ally Financial Inc.	112,956	2,832
	Cboe Global Markets Inc.	24,784	2,825
	Regency Centers Corp.	49,170	2,824
	Brown & Brown Inc.	65,150	2,802
	Vornado Realty Trust	51,604	2,765
	VEREIT Inc.	315,825	2,735
	Lincoln National Corp.	59,524	2,702
	AGNC Investment Corp.	158,147	2,695
	Gaming and Leisure Properties Inc.	59,853	2,674
*	Equitable Holdings Inc.	121,971	2,610
	National Retail Properties Inc.	50,436	2,565
	Federal Realty Investment Trust	21,998	2,559
	Omega Healthcare Investors Inc.	64,156	2,541
	E*TRADE Financial Corp.	54,675	2,503
*	Alleghany Corp.	3,716	2,498
	Raymond James Financial Inc.	28,333	2,370
	Reinsurance Group of America Inc.	18,527	2,261
	Iron Mountain Inc.	74,158	2,255
	Public Storage	10,742	2,246

22

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
	Kilroy Realty Corp.	30,724	2,233
	Assurant Inc.	18,002	2,171
	Western Union Co.	96,742	2,166
	Comerica Inc.	39,989	2,105
*	Zillow Group Inc. Class C	37,538	2,095
	Kimco Realty Corp.	119,986	2,082
	STORE Capital Corp.	63,224	2,078
	Apartment Investment & Management Co.	43,388	2,076
	Everest Re Group Ltd.	8,234	2,041
	American Financial Group Inc.	21,620	1,998
	CyrusOne Inc.	32,902	1,993
	Jones Lang LaSalle Inc.	13,455	1,988
	Zions Bancorp NA	49,748	1,987
	Voya Financial Inc.	36,945	1,945
	New Residential Investment Corp.	122,836	1,911
	Marsh & McLennan Cos. Inc.	18,278	1,911
	Healthcare Trust of America Inc.	60,144	1,873
	Douglas Emmett Inc.	49,039	1,872
	SL Green Realty Corp.	23,606	1,852
	First American Financial Corp.	32,180	1,838
	Commerce Bancshares Inc.	29,776	1,818
	People's United Financial Inc.	129,718	1,815
	Starwood Property Trust Inc.	80,222	1,779
	Franklin Resources Inc.	80,941	1,761
	American Campus Communities Inc.	40,289	1,750
	CubeSmart	56,849	1,721
	East West Bancorp Inc.	42,951	1,664
	Old Republic International Corp.	83,088	1,639
	Invesco Ltd.	112,706	1,623
	TCF Financial Corp.	44,479	1,621
	Brixmor Property Group Inc.	87,764	1,598
	Jefferies Financial Group Inc.	78,509	1,547
	Prosperity Bancshares Inc.	23,890	1,543
	Cousins Properties Inc.	43,116	1,539
	Life Storage Inc.	13,769	1,486
	New York Community Bancorp Inc.	134,170	1,450
	Unum Group	61,947	1,444
	Hudson Pacific Properties Inc.	44,462	1,435
	Hanover Insurance Group Inc.	11,688	1,386
	Popular Inc.	28,556	1,370
	Highwoods Properties Inc.	30,355	1,362
	RenaissanceRe Holdings Ltd.	7,990	1,362
	EPR Properties	22,768	1,349
	Eaton Vance Corp.	32,281	1,332
	Spirit Realty Capital Inc.	29,259	1,331
	JBG SMITH Properties	36,246	1,330
	Cullen/Frost Bankers Inc.	16,749	1,313
	SLM Corp.	125,053	1,297
	Park Hotels & Resorts Inc.	70,217	1,282
	Simon Property Group Inc.	10,397	1,280
	Legg Mason Inc.	25,434	1,267
	Axis Capital Holdings Ltd.	22,050	1,237
	MGIC Investment Corp.	102,318	1,231
	First Horizon National Corp.	91,149	1,215
	Pinnacle Financial Partners Inc.	22,337	1,176
	Western Alliance Bancorp	25,223	1,161
*	Brighthouse Financial Inc.	31,984	1,146
	Equity Commonwealth	35,830	1,127
	American Homes 4 Rent	43,472	1,126
	Assured Guaranty Ltd.	27,547	1,124
	Synovus Financial Corp.	38,437	1,115
	PacWest Bancorp	35,091	1,110
	Chimera Investment Corp.	55,525	1,091
	Affiliated Managers Group Inc.	14,278	1,074

23

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	SEI Investments Co.	19,587	1,072
	Two Harbors Investment Corp.	78,730	1,067
*	Athene Holding Ltd. Class A	25,171	1,038
	Kemper Corp.	14,952	1,029
	Rayonier Inc.	38,762	1,028
	Webster Financial Corp.	26,772	1,017
	CIT Group Inc.	25,562	1,015
	Umpqua Holdings Corp.	65,952	1,015
	MFA Financial Inc.	137,174	992
	Sterling Bancorp	59,719	990
	Signature Bank	7,911	990
	FNB Corp.	97,859	987
	CoreLogic Inc.	21,727	986
	Janus Henderson Group plc	45,800	971
	Outfront Media Inc.	35,795	943
	Weingarten Realty Investors	34,974	942
	First Citizens BancShares Inc.	2,075	941
	First Hawaiian Inc.	39,032	935
	Alliance Data Systems Corp.	10,694	918
*	Zillow Group Inc. Class A	16,277	906
	Wintrust Financial Corp.	16,818	898
	Bank OZK	35,256	895
*	Howard Hughes Corp.	8,289	894
	White Mountains Insurance Group Ltd.	893	884
	Service Properties Trust	48,630	879
	Taubman Centers Inc.	16,874	878
	Bank of Hawaii Corp.	11,644	867
^	Macerich Co.	42,116	860
	BankUnited Inc.	28,026	832
	Interactive Brokers Group Inc.	16,135	825
	Corporate Office Properties Trust	32,442	822
	Associated Banc-Corp	46,734	791
	Apple Hospitality REIT Inc.	60,473	790
	Equifax Inc.	5,322	756
^	Santander Consumer USA Holdings Inc.	30,664	748
	Extra Space Storage Inc.	7,196	722
*	Texas Capital Bancshares Inc.	15,186	715
	Paramount Group Inc.	58,145	706
	OneMain Holdings Inc	18,875	694
	Lazard Ltd.	19,284	691
	Brandywine Realty Trust	50,326	683
	BOK Financial Corp.	9,391	680
	Retail Properties of America Inc.	64,412	674
	Navient Corp.	57,831	649
	Columbia Property Trust Inc.	33,605	634
	Empire State Realty Trust Inc.	45,003	527
	Colony Capital Inc.	130,433	517
	SITE Centers Corp.	44,665	514
	Evercore Inc.	7,550	503
	TD Ameritrade Holding Corp.	10,171	430
	BGC Partners Inc.	87,069	406
	Jack Henry & Associates Inc.	2,598	394
	Primerica Inc.	3,371	375
	Erie Indemnity Co.	2,400	343
	Mercury General Corp.	7,897	342
	CNA Financial Corp.	8,150	339
	TFS Financial Corp.	14,108	288
	CoreSite Realty Corp.	2,340	243
	American National Insurance Co.	2,145	211
*	Credit Acceptance Corp.	378	152
	Virtu Financial Inc.	7,627	143
			1,091,404
Health Care (12.7%)
	Johnson & Johnson	667,947	89,826

24

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	Pfizer Inc.	1,648,242	55,084
	Medtronic plc	397,367	40,003
	Danaher Corp.	172,804	24,984
	Gilead Sciences Inc.	323,108	22,411
	Abbott Laboratories	289,209	22,278
	Allergan plc	97,186	18,530
	Becton Dickinson and Co.	72,468	17,234
	Bristol-Myers Squibb Co.	286,299	16,909
	Cigna Corp.	75,342	13,783
	Anthem Inc.	53,191	13,675
	Thermo Fisher Scientific Inc.	37,659	10,951
*	Biogen Inc.	35,022	10,800
*	Regeneron Pharmaceuticals Inc.	19,240	8,554
	Zimmer Biomet Holdings Inc.	60,646	8,257
	Humana Inc.	22,386	7,156
	Agilent Technologies Inc.	83,133	6,407
	Baxter International Inc.	75,644	6,314
*	Laboratory Corp. of America Holdings	26,852	4,718
	Cardinal Health Inc.	86,848	4,527
	Quest Diagnostics Inc.	39,659	4,206
*	IQVIA Holdings Inc.	30,053	4,192
	HCA Healthcare Inc.	32,147	4,083
	Cooper Cos. Inc.	12,405	4,026
	STERIS plc	23,334	3,701
	Dentsply Sirona Inc.	65,838	3,242
*	Elanco Animal Health Inc.	116,996	3,206
	Merck & Co. Inc.	39,226	3,003
	Universal Health Services Inc.	23,156	2,865
	Amgen Inc.	14,215	2,839
*	Mylan NV	152,864	2,628
*	Qiagen NV	65,984	2,369
*	Catalent Inc.	45,260	2,332
*	Henry Schein Inc.	38,002	2,316
*	DaVita Inc.	29,368	2,280
*	Bio-Rad Laboratories Inc.	6,241	2,197
	PerkinElmer Inc.	25,176	2,176
	Perrigo Co. plc	37,173	1,884
*	Horizon Therapeutics plc	48,315	1,653
*	Alexion Pharmaceuticals Inc.	15,101	1,420
*	United Therapeutics Corp.	12,936	1,332
*	Centene Corp.	24,579	1,303
*	Bluebird Bio Inc.	16,204	1,172
*	Integra LifeSciences Holdings Corp.	21,083	1,098
	Encompass Health Corp.	14,498	1,085
*	Exelixis Inc.	52,849	982
*	Alkermes plc	45,051	939
	Hill-Rom Holdings Inc.	9,690	931
*	Nektar Therapeutics Class A	41,083	855
	West Pharmaceutical Services Inc.	5,140	774
*	Agios Pharmaceuticals Inc.	15,942	757
*	ICU Medical Inc.	3,861	756
*	Acadia Healthcare Co. Inc.	25,057	742
*	Hologic Inc.	15,144	714
*	Alnylam Pharmaceuticals Inc.	4,994	588
*	Premier Inc.	18,228	536
*	Molina Healthcare Inc.	3,997	490
	Avantor Inc.	27,097	427
*	MEDNAX Inc.	24,233	414
*	Envista Holdings Corp.	15,542	394
	Cantel Medical Corp.	4,609	291
*	Jazz Pharmaceuticals plc	1,783	204
*	Moderna Inc.	5,958	155
^,*	Change Healthcare Inc.	7,114	97

25

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Adaptive Biotechnologies Corp.	1,405	39
			476,094
Materials & Processing (4.4%)
	Linde plc	159,102	30,390
	Air Products & Chemicals Inc.	55,934	12,284
	Newmont Corp.	242,183	10,809
	DuPont de Nemours Inc.	219,561	9,419
	Dow Inc.	221,588	8,954
	LyondellBasell Industries NV	78,657	5,621
	PPG Industries Inc.	47,044	4,914
	International Paper Co.	116,080	4,290
	Freeport-McMoRan Inc.	427,847	4,261
	International Flavors & Fragrances Inc.	31,518	3,775
	Nucor Corp.	90,561	3,745
	FMC Corp.	38,269	3,563
	Masco Corp.	84,432	3,489
	Celanese Corp.	35,705	3,347
	Arconic Inc.	113,941	3,344
	Martin Marietta Materials Inc.	12,838	2,921
	Packaging Corp. of America	28,075	2,544
	Albemarle Corp.	30,943	2,533
	Eastman Chemical Co.	40,560	2,495
	Westrock Co.	74,667	2,483
	CF Industries Holdings Inc.	57,582	2,122
	RPM International Inc.	31,580	2,025
	Reliance Steel & Aluminum Co.	19,323	1,976
	Owens Corning	31,697	1,790
	Mosaic Co.	101,270	1,725
	MDU Resources Group Inc.	58,913	1,634
	Steel Dynamics Inc.	60,164	1,602
	Watsco Inc.	9,500	1,491
	Sonoco Products Co.	29,315	1,413
	AO Smith Corp.	33,689	1,332
	Sealed Air Corp.	42,442	1,286
	Ashland Global Holdings Inc.	17,817	1,275
	Royal Gold Inc.	13,169	1,270
	Huntsman Corp.	63,001	1,193
*	Crown Holdings Inc.	16,421	1,158
	Graphic Packaging Holding Co.	85,202	1,152
	AptarGroup Inc.	11,247	1,137
*	Axalta Coating Systems Ltd.	42,620	1,062
*	Berry Global Group Inc.	23,551	894
	Timken Co.	19,365	868
	Acuity Brands Inc.	8,417	866
*	Univar Solutions Inc.	50,403	856
*	Alcoa Corp.	55,415	769
	Olin Corp.	47,165	764
	Valmont Industries Inc.	6,180	718
	Chemours Co.	47,180	701
	Silgan Holdings Inc.	22,455	643
	Cabot Corp.	16,668	623
	Westlake Chemical Corp.	10,190	569
	Ingersoll-Rand plc	4,347	561
	Fastenal Co.	15,686	537
	Domtar Corp.	16,879	486
	O-I Glass Inc.	44,705	483
*	Element Solutions Inc.	40,680	423
	United States Steel Corp.	49,606	398
	Vulcan Materials Co.	3,065	369
	Southern Copper Corp.	6,611	222
	Lennox International Inc.	878	200
	Eagle Materials Inc.	2,326	184
	Avery Dennison Corp.	1,583	181
	GrafTech International Ltd.	19,114	156

26

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
	Hexcel Corp.	1,632	105
	Ardagh Group SA	4,906	86
	NewMarket Corp.	136	53
			164,539
Producer Durables (9.0%)
	United Technologies Corp.	240,094	31,354
	General Electric Co.	2,563,110	27,887
	Caterpillar Inc.	146,164	18,159
	Honeywell International Inc.	108,922	17,664
	Deere & Co.	82,791	12,955
	Norfolk Southern Corp.	66,806	12,182
	General Dynamics Corp.	70,466	11,253
	Eaton Corp. plc	122,085	11,076
	Emerson Electric Co.	165,991	10,642
	FedEx Corp.	71,486	10,092
	CSX Corp.	141,583	9,975
	Roper Technologies Inc.	25,635	9,016
	Johnson Controls International plc	230,518	8,430
	Parker-Hannifin Corp.	38,100	7,040
	PACCAR Inc.	100,230	6,705
	Cummins Inc.	44,296	6,702
	Stanley Black & Decker Inc.	44,820	6,441
	Delta Air Lines Inc.	135,918	6,270
	Raytheon Co.	31,422	5,925
	3M Co.	38,969	5,816
	Republic Services Inc.	58,903	5,317
	Fortive Corp.	67,895	4,696
	Kansas City Southern	29,256	4,408
	Jacobs Engineering Group Inc.	39,024	3,603
*	Teledyne Technologies Inc.	10,577	3,568
*	United Airlines Holdings Inc.	53,290	3,282
	Waste Management Inc.	27,440	3,041
	Textron Inc.	68,432	2,778
	Westinghouse Air Brake Technologies Corp.	38,386	2,637
	Southwest Airlines Co.	56,708	2,619
	Dover Corp.	23,985	2,464
*	Trimble Inc.	61,212	2,417
	Snap-on Inc.	16,080	2,328
	Old Dominion Freight Line Inc.	11,135	2,158
*	Aecom	46,125	2,073
	American Airlines Group Inc.	104,506	1,991
	Pentair plc	49,257	1,940
*	HD Supply Holdings Inc.	49,127	1,868
	Xerox Holdings Corp.	52,623	1,694
	JB Hunt Transport Services Inc.	17,467	1,684
	IDEX Corp.	11,152	1,650
	ITT Inc.	26,006	1,564
	FLIR Systems Inc.	36,496	1,550
	TransDigm Group Inc.	2,745	1,531
*	Stericycle Inc.	26,625	1,529
	Curtiss-Wright Corp.	12,643	1,516
	National Instruments Corp.	36,838	1,484
	Oshkosh Corp.	20,027	1,445
	ManpowerGroup Inc.	17,231	1,309
*	Gardner Denver Holdings Inc.	38,821	1,273
	Quanta Services Inc.	32,559	1,241
	Flowserve Corp.	30,713	1,234
*	JetBlue Airways Corp.	78,113	1,233
	AMETEK Inc.	13,948	1,200
	Knight-Swift Transportation Holdings Inc.	36,117	1,154
	Air Lease Corp.	29,390	1,127
*	Kirby Corp.	17,655	1,125
	AGCO Corp.	18,367	1,110
	Littelfuse Inc.	6,927	1,106

27

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
*	Sensata Technologies Holding plc	26,630	1,086
*	Clean Harbors Inc.	15,411	1,071
	nVent Electric plc	44,459	1,067
	Expeditors International of Washington Inc.	14,800	1,042
	Crane Co.	15,211	1,034
	Alaska Air Group Inc.	19,541	986
	Hubbell Inc.	7,255	967
*	Colfax Corp.	27,422	918
	Regal Beloit Corp.	11,811	917
*	XPO Logistics Inc.	11,584	857
*	United Rentals Inc.	6,354	842
	Macquarie Infrastructure Corp.	21,190	832
	MSC Industrial Direct Co. Inc. Class A	13,167	814
	Allegion plc	6,673	767
	Copa Holdings SA	9,077	755
	CH Robinson Worldwide Inc.	9,151	630
	Trinity Industries Inc.	28,859	587
	Ryder System Inc.	15,020	571
	Huntington Ingalls Industries Inc.	2,422	498
*	WESCO International Inc.	12,011	487
	BWX Technologies Inc.	7,025	385
*	Resideo Technologies Inc.	35,526	382
	Fluor Corp.	40,258	375
	Carlisle Cos. Inc.	2,312	336
	Woodward Inc.	2,872	296
	Schneider National Inc.	16,001	287
	Nordson Corp.	1,491	217
	ADT Inc.	33,178	212
	Spirit AeroSystems Holdings Inc.	2,967	157
*	Gates Industrial Corp. plc	13,759	144
	Landstar System Inc.	1,068	108
	Lincoln Electric Holdings Inc.	981	80
			337,238
Technology (6.6%)
	Intel Corp.	1,289,448	71,590
*	Micron Technology Inc.	327,089	17,192
	International Business Machines Corp.	103,871	13,519
	Activision Blizzard Inc.	212,320	12,342
	Analog Devices Inc.	94,202	10,273
	Cognizant Technology Solutions Corp.	150,249	9,155
	HP Inc.	416,278	8,654
	Applied Materials Inc.	126,552	7,355
	L3Harris Technologies Inc.	32,420	6,410
	Hewlett Packard Enterprise Co.	389,118	4,977
	Western Digital Corp.	88,068	4,893
	Skyworks Solutions Inc.	47,928	4,801
	Microchip Technology Inc.	49,472	4,488
	Marvell Technology Group Ltd.	196,775	4,191
	Leidos Holdings Inc.	39,598	4,065
	Corning Inc.	154,687	3,691
*	Qorvo Inc.	34,302	3,450
	NortonLifeLock Inc.	171,509	3,264
	IHS Markit Ltd.	43,274	3,083
*	Autodesk Inc.	14,775	2,820
	Maxim Integrated Products Inc.	49,626	2,760
	Amdocs Ltd.	39,996	2,550
	Cypress Semiconductor Corp.	109,055	2,518
*	ON Semiconductor Corp.	119,936	2,238
	Motorola Solutions Inc.	13,235	2,193
	Juniper Networks Inc.	98,232	2,084
*	Take-Two Interactive Software Inc.	17,716	1,904
*	IAC/InterActiveCorp	9,136	1,863
	DXC Technology Co.	75,828	1,828
*	VeriSign Inc.	9,596	1,821

28

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Nuance Communications Inc.	83,638	1,808
*	CACI International Inc. Class A	7,333	1,797
*	Ciena Corp.	45,607	1,754
	MKS Instruments Inc.	16,078	1,611
*	Arrow Electronics Inc.	23,880	1,601
	SYNNEX Corp.	12,339	1,543
	Lam Research Corp.	5,236	1,536
*	Zynga Inc.	198,215	1,330
*	Cree Inc.	29,657	1,327
*	IPG Photonics Corp.	9,841	1,256
	LogMeIn Inc.	14,229	1,213
	Jabil Inc.	34,801	1,115
	Dolby Laboratories Inc.	15,814	1,039
*	ViaSat Inc.	16,549	952
*	Coherent Inc.	7,178	924
	Sabre Corp.	67,020	912
	Avnet Inc.	29,250	897
*	Electronic Arts Inc.	8,272	839
*	CommScope Holding Co. Inc.	55,128	607
*	EchoStar Corp.	14,699	513
*	Dell Technologies Inc.	12,095	489
	Citrix Systems Inc.	3,987	412
*	Ceridian HCM Holding Inc.	5,120	362
*	Akamai Technologies Inc.	3,996	346
	SS&C Technologies Holdings Inc.	6,132	340
*	Covetrus Inc.	27,975	311
*	Cerence Inc.	10,451	227
*	SolarWinds Corp.	9,254	169
*	F5 Networks Inc.	1,317	158
*	Dynatrace Inc.	4,522	146
*	Medallia Inc.	1,311	33
			249,539
Utilities (11.2%)
	AT&T Inc.	2,162,392	76,159
	Verizon Communications Inc.	1,225,558	66,376
	NextEra Energy Inc.	144,322	36,479
	Duke Energy Corp.	215,854	19,794
	Dominion Energy Inc.	243,508	19,037
	Southern Co.	308,161	18,601
	American Electric Power Co. Inc.	146,269	13,056
	Exelon Corp.	286,804	12,364
	Sempra Energy	83,513	11,673
	Xcel Energy Inc.	155,178	9,671
	WEC Energy Group Inc.	93,463	8,629
	Eversource Energy	95,646	8,270
	Consolidated Edison Inc.	98,295	7,748
	Public Service Enterprise Group Inc.	149,030	7,647
	FirstEnergy Corp.	159,567	7,106
	Edison International	103,381	6,946
	Entergy Corp.	58,567	6,847
	American Water Works Co. Inc.	53,245	6,584
	PPL Corp.	213,275	6,400
	DTE Energy Co.	54,790	6,118
	Ameren Corp.	72,405	5,720
	CMS Energy Corp.	83,671	5,055
	Evergy Inc.	67,437	4,407
*	T-Mobile US Inc.	44,413	4,004
	CenturyLink Inc.	323,109	3,900
	Alliant Energy Corp.	71,115	3,707
	Atmos Energy Corp.	34,426	3,555
	CenterPoint Energy Inc.	148,244	3,413
	AES Corp.	196,305	3,284
	Pinnacle West Capital Corp.	33,514	2,999
	NiSource Inc.	110,801	2,994

29

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 29, 2020

			Market
			Value
		Shares	($000)
	Essential Utilities Inc.	64,120	2,758
	NRG Energy Inc.	74,851	2,486
*	PG&E Corp.	158,190	2,452
	Vistra Energy Corp.	125,304	2,410
	OGE Energy Corp.	58,783	2,240
	UGI Corp.	61,000	2,198
*	GCI Liberty Inc. Class A	28,981	2,003
*	Sprint Corp.	169,205	1,555
	IDACORP Inc.	14,848	1,435
	Hawaiian Electric Industries Inc.	32,104	1,375
	National Fuel Gas Co.	24,347	891
	Avangrid Inc.	16,427	816
	Telephone & Data Systems Inc.	28,842	581
*	United States Cellular Corp.	4,591	144
			421,887
Total Common Stocks (Cost $3,778,866)			3,750,346

Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2	Vanguard Market Liquidity Fund	1.706%	14,693	1,470

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.527%—1.541%	4/30/20	450	449
Total Temporary Cash Investments (Cost $1,918)					1,919
Total Investments (99.9%) (Cost $3,780,784)					3,752,265
Other Assets and Liabilities—Net (0.1%)[2]					4,570
Net Assets (100%)					3,756,835

Cost rounded to $000.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,107,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,464,000 was received for securities on loan.
3	Securities with a value of $271,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

30

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	178,953	337,103
*	Netflix Inc.	182,155	67,221
	Home Depot Inc.	271,653	59,177
	Costco Wholesale Corp.	189,982	53,412
	NIKE Inc.	533,451	47,680
*	Tesla Inc.	62,446	41,713
	Starbucks Corp.	510,486	40,037
	Comcast Corp.	915,604	37,018
	Lowe's Cos. Inc.	334,042	35,599
	TJX Cos. Inc.	525,044	31,398
*	Booking Holdings Inc.	18,055	30,615
*	Charter Communications Inc.	39,036	19,251
	Estee Lauder Cos. Inc. Class A	94,149	17,286
	Ross Stores Inc.	153,059	16,650
	Dollar General Corp.	105,406	15,843
	Marriott International Inc.	118,654	14,713
*	O'Reilly Automotive Inc.	32,195	11,871
	Hilton Worldwide Holdings Inc.	120,386	11,702
	eBay Inc.	332,916	11,532
*	Lululemon Athletica Inc.	51,024	11,093
*	AutoZone Inc.	10,248	10,581
	Yum! Brands Inc.	116,221	10,373
	McDonald's Corp.	52,440	10,182
	VF Corp.	133,190	9,590
*	Chipotle Mexican Grill Inc.	11,060	8,556
*	Spotify Technology SA	51,127	7,011
*	Ulta Beauty Inc.	24,482	6,294
*	Burlington Stores Inc.	28,152	6,088
	Domino's Pizza Inc.	17,697	6,007
	Yum China Holdings Inc.	125,760	5,507
	Darden Restaurants Inc.	52,882	5,156
*	NVR Inc.	1,400	5,134
	Expedia Group Inc.	52,030	5,131
*	Trade Desk Inc.	16,941	4,866
*	Dollar Tree Inc.	54,944	4,562
	Tractor Supply Co.	51,242	4,535
	Hasbro Inc.	54,614	4,219
*	Roku Inc.	36,631	4,164
	Las Vegas Sands Corp.	70,549	4,114
*	Bright Horizons Family Solutions Inc.	24,858	3,906
	Wynn Resorts Ltd.	35,008	3,780
	Sirius XM Holdings Inc.	587,444	3,724
	Pool Corp.	16,718	3,527
	Omnicom Group Inc.	49,463	3,427
*	Live Nation Entertainment Inc.	56,032	3,405
*	Altice USA Inc.	130,657	3,379
	Vail Resorts Inc.	15,546	3,305
	ViacomCBS Inc. Class B	129,528	3,188
	Lennar Corp. Class A	50,395	3,041
	Cable One Inc.	1,893	2,978
*	Etsy Inc.	50,778	2,935
*	CarMax Inc.	33,522	2,927
*	WABCO Holdings Inc.	18,722	2,529
*	Planet Fitness Inc.	35,145	2,372
*	Five Below Inc.	23,811	2,308
	Rollins Inc.	60,261	2,256
	Dunkin' Brands Group Inc.	33,706	2,242
*	IAA Inc.	52,335	2,236
	Polaris Inc.	21,936	1,810
*	Wayfair Inc.	27,508	1,739
	Nexstar Media Group Inc.	14,732	1,694

31

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Nordstrom Inc.	46,047	1,598
*,^	Carvana Co.	19,182	1,590
	Hanesbrands Inc.	118,809	1,573
*	Uber Technologies Inc.	44,765	1,516
	Best Buy Co. Inc.	20,017	1,514
*	Floor & Decor Holdings Inc. Class A	29,414	1,502
	Wendy's Co.	78,986	1,491
*	Tempur Sealy International Inc.	19,507	1,458
	Service Corp. International	27,165	1,298
*	Mattel Inc.	100,621	1,186
	Fortune Brands Home & Security Inc.	18,931	1,169
	Target Corp.	11,263	1,160
*	Ollie's Bargain Outlet Holdings Inc.	22,385	1,139
	KAR Auction Services Inc.	51,483	991
	TripAdvisor Inc.	40,488	949
	Advance Auto Parts Inc.	6,983	929
	World Wrestling Entertainment Inc.	19,522	913
	Carter's Inc.	8,482	776
*	Under Armour Inc. Class A	52,396	743
*	Norwegian Cruise Line Holdings Ltd.	18,564	692
*	Under Armour Inc. Class C	54,493	680
	Columbia Sportswear Co.	8,306	675
*	Skechers U.S.A. Inc.	20,264	670
*	Capri Holdings Ltd.	25,148	649
	Wyndham Hotels & Resorts Inc.	12,127	618
	Aptiv plc	7,410	579
*	AMC Networks Inc.	18,480	573
	Choice Hotels International Inc.	6,191	565
*	LKQ Corp.	18,920	560
	Sinclair Broadcast Group Inc.	24,026	558
	New York Times Co.	12,967	486
	MGM Resorts International	17,682	434
	Williams-Sonoma Inc.	6,116	382
	Fox Corp. Class A	12,355	380
	Interpublic Group of Cos. Inc.	16,703	357
*	Lyft Inc. Class A	9,068	346
	Nielsen Holdings plc	18,893	344
	L Brands Inc.	15,227	330
*	ServiceMaster Global Holdings Inc.	9,204	329
	H&R Block Inc.	13,199	273
	Fox Corp. Class B	8,620	262
*	2U Inc.	8,765	206
*	Madison Square Garden Co.	740	198
*	Grand Canyon Education Inc.	1,881	152
*	Hilton Grand Vacations Inc.	5,364	143
	Six Flags Entertainment Corp.	3,175	80
	Lennar Corp.	1,418	68
			1,130,776
Consumer Staples (3.4%)
	PepsiCo Inc.	509,065	67,212
	Coca-Cola Co.	1,131,674	60,533
	Altria Group Inc.	394,749	15,936
	Sysco Corp.	205,935	13,726
*	Monster Beverage Corp.	165,171	10,308
	Hershey Co.	54,579	7,859
	Church & Dwight Co. Inc.	106,520	7,405
	Clorox Co.	44,473	7,090
	Procter & Gamble Co.	62,250	7,049
	McCormick & Co. Inc.	34,183	4,997
	Brown-Forman Corp.	67,131	4,122
	Kellogg Co.	41,124	2,487
	Campbell Soup Co.	40,861	1,844
	Lamb Weston Holdings Inc.	16,106	1,399
*	Post Holdings Inc.	12,420	1,258

32

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	McKesson Corp.	8,568	1,198
	Brown-Forman Corp. Class A	20,092	1,179
	Casey's General Stores Inc.	3,926	640
*	Sprouts Farmers Market Inc.	23,600	377
*	Herbalife Nutrition Ltd.	6,577	213
*	Pilgrim's Pride Corp.	8,037	170
*	TreeHouse Foods Inc.	3,991	152
	Grocery Outlet Holding Corp.	3,533	112
			217,266
Energy (0.2%)
	ONEOK Inc.	56,676	3,782
	Pioneer Natural Resources Co.	30,093	3,695
*	Cheniere Energy Inc.	56,702	2,908
	Cabot Oil & Gas Corp.	107,469	1,497
	Parsley Energy Inc.	74,348	996
	Diamondback Energy Inc.	14,553	902
	Equitrans Midstream Corp.	8,819	62
			13,842
Financial Services (12.3%)
	Visa Inc.	741,504	134,776
	Mastercard Inc.	383,723	111,376
*	PayPal Holdings Inc.	508,046	54,864
	American Tower Corp.	189,885	43,066
	S&P Global Inc.	106,389	28,290
*	Fiserv Inc.	243,795	26,661
	Crown Castle International Corp.	179,222	25,681
	Global Payments Inc.	128,867	23,708
	Fidelity National Information Services Inc.	161,383	22,548
	Aon plc	101,213	21,052
	Equinix Inc.	36,736	21,042
	Marsh & McLennan Cos. Inc.	192,481	20,126
	American Express Co.	161,812	17,788
	Moody's Corp.	71,094	17,065
	Simon Property Group Inc.	117,728	14,490
	SBA Communications Corp.	48,291	12,801
*	Square Inc.	148,556	12,379
	Charles Schwab Corp.	297,758	12,134
	MSCI Inc.	35,398	10,458
	Public Storage	48,266	10,093
*	FleetCor Technologies Inc.	36,719	9,760
	Intercontinental Exchange Inc.	94,577	8,438
	TransUnion	80,564	7,164
	Equifax Inc.	43,819	6,224
	Progressive Corp.	82,630	6,045
	MarketAxess Holdings Inc.	15,864	5,145
	Equity LifeStyle Properties Inc.	74,968	5,123
	Broadridge Financial Solutions Inc.	48,837	5,097
*	Fair Isaac Corp.	12,275	4,616
	Jack Henry & Associates Inc.	29,294	4,445
	Extra Space Storage Inc.	43,827	4,398
	FactSet Research Systems Inc.	16,259	4,325
	TD Ameritrade Holding Corp.	100,730	4,254
*	WEX Inc.	18,576	3,478
	T. Rowe Price Group Inc.	28,335	3,344
	Discover Financial Services	47,637	3,124
	Lamar Advertising Co.	37,061	3,103
*	CBRE Group Inc.	53,728	3,016
	LPL Financial Holdings Inc.	34,667	2,755
*	Euronet Worldwide Inc.	21,678	2,689
	Americold Realty Trust	83,561	2,563
	Synchrony Financial	75,808	2,206
	Travelers Cos. Inc.	17,975	2,154
	Arthur J Gallagher & Co.	16,531	1,612
*	Credit Acceptance Corp.	3,943	1,590

33

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Sun Communities Inc.	9,536	1,458
	Primerica Inc.	12,929	1,440
	SEI Investments Co.	26,199	1,433
	Signature Bank	11,339	1,419
	Cboe Global Markets Inc.	11,663	1,330
	CoreSite Realty Corp.	12,753	1,323
	Everest Re Group Ltd.	5,207	1,291
	First Republic Bank	12,824	1,290
	Morningstar Inc.	8,423	1,237
	American Homes 4 Rent	46,863	1,213
	RenaissanceRe Holdings Ltd.	7,084	1,207
	Ameriprise Financial Inc.	7,472	1,056
	Raymond James Financial Inc.	12,525	1,047
*	Athene Holding Ltd. Class A	24,917	1,028
	Erie Indemnity Co.	6,947	993
*	LendingTree Inc.	3,275	903
	Western Union Co.	40,166	899
*	Arch Capital Group Ltd.	22,089	893
	E*TRADE Financial Corp.	17,774	814
	Lazard Ltd.	17,028	610
*	Markel Corp.	496	586
*	Howard Hughes Corp.	5,330	575
	Brookfield Property REIT Inc. Class A	28,279	461
	Interactive Brokers Group Inc.	8,405	429
	Iron Mountain Inc.	13,588	413
	Evercore Inc.	6,200	413
*	Alleghany Corp.	604	406
	Jones Lang LaSalle Inc.	2,452	362
*	SVB Financial Group	1,654	344
	Kemper Corp.	4,829	332
	UDR Inc.	6,194	279
	Prosperity Bancshares Inc.	4,304	278
	Outfront Media Inc.	9,301	245
	Brown & Brown Inc.	5,652	243
	Voya Financial Inc.	4,412	232
	Axis Capital Holdings Ltd.	3,852	216
	Western Alliance Bancorp	4,432	204
	Comerica Inc.	3,481	183
	Alliance Data Systems Corp.	2,035	175
	Virtu Financial Inc.	8,524	160
	Synovus Financial Corp.	4,921	143
	CIT Group Inc.	3,418	136
	CoreLogic Inc.	1,919	87
	Colony Capital Inc.	12,504	50
			776,902
Health Care (13.8%)
	UnitedHealth Group Inc.	409,069	104,296
	Merck & Co. Inc.	1,045,526	80,045
	AbbVie Inc.	639,505	54,812
	Amgen Inc.	238,557	47,647
	Eli Lilly & Co.	367,823	46,394
	Bristol-Myers Squibb Co.	593,588	35,057
	Thermo Fisher Scientific Inc.	117,383	34,135
	Stryker Corp.	148,243	28,254
	Zoetis Inc.	207,092	27,591
*	Intuitive Surgical Inc.	49,526	26,445
*	Vertex Pharmaceuticals Inc.	110,891	24,843
	Abbott Laboratories	322,281	24,825
	Johnson & Johnson	173,452	23,326
*	Boston Scientific Corp.	600,195	22,441
*	Edwards Lifesciences Corp.	89,681	18,370
*	Illumina Inc.	63,408	16,846
*	Centene Corp.	213,712	11,331
*	DexCom Inc.	39,055	10,779

34

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	ResMed Inc.	61,379	9,757
	Cerner Corp.	134,812	9,338
*	IDEXX Laboratories Inc.	36,660	9,330
	Cigna Corp.	48,522	8,877
	HCA Healthcare Inc.	69,462	8,822
*	Biogen Inc.	26,722	8,241
	Anthem Inc.	32,028	8,234
	Baxter International Inc.	97,702	8,155
*	Veeva Systems Inc.	56,620	8,038
	Humana Inc.	24,537	7,844
*	Align Technology Inc.	33,683	7,355
*	BioMarin Pharmaceutical Inc.	76,901	6,950
	Teleflex Inc.	20,017	6,706
*	Alexion Pharmaceuticals Inc.	69,686	6,553
*	Incyte Corp.	76,419	5,763
*	Seattle Genetics Inc.	49,334	5,617
	AmerisourceBergen Corp. Class A	65,710	5,541
	Gilead Sciences Inc.	79,445	5,510
*	Exact Sciences Corp.	60,508	4,898
*	Insulet Corp.	25,635	4,870
*	Varian Medical Systems Inc.	39,187	4,819
*	IQVIA Holdings Inc.	32,483	4,531
*	Alnylam Pharmaceuticals Inc.	38,059	4,478
*	Hologic Inc.	92,507	4,359
*	Neurocrine Biosciences Inc.	39,022	3,695
	West Pharmaceutical Services Inc.	23,983	3,611
*	Sarepta Therapeutics Inc.	30,665	3,510
*	Masimo Corp.	20,470	3,343
*	Regeneron Pharmaceuticals Inc.	7,364	3,274
*	Charles River Laboratories International Inc.	21,020	3,270
	Bio-Techne Corp.	16,262	3,072
*	ABIOMED Inc.	19,073	2,866
	Chemed Corp.	6,774	2,829
*	Ionis Pharmaceuticals Inc.	55,385	2,812
*	Molina Healthcare Inc.	21,116	2,588
*	PRA Health Sciences Inc.	27,253	2,567
*	Jazz Pharmaceuticals plc	21,001	2,406
	Becton Dickinson and Co.	9,956	2,368
*	Penumbra Inc.	13,575	2,252
*	Moderna Inc.	84,552	2,192
	Danaher Corp.	14,049	2,031
	Bruker Corp.	44,050	1,919
	Encompass Health Corp.	21,087	1,578
	Avantor Inc.	96,712	1,523
	Hill-Rom Holdings Inc.	14,717	1,414
*	Guardant Health Inc.	15,728	1,368
*	Envista Holdings Corp.	41,619	1,056
*	Sage Therapeutics Inc.	21,796	1,024
	Agilent Technologies Inc.	12,985	1,001
*	Exelixis Inc.	51,996	967
	Cooper Cos. Inc.	2,822	916
	PerkinElmer Inc.	10,319	892
	Cantel Medical Corp.	8,949	565
*	ICU Medical Inc.	2,507	491
*	Henry Schein Inc.	8,043	490
*	Laboratory Corp. of America Holdings	2,629	462
	STERIS plc	2,064	327
*	Horizon Therapeutics plc	8,952	306
*	Nektar Therapeutics Class A	10,982	229
*,^	Change Healthcare Inc.	11,207	152
*	Adaptive Biotechnologies Corp.	5,123	144
*	Agios Pharmaceuticals Inc.	2,336	111
			867,644

35

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Materials & Processing (1.7%)
	Ecolab Inc.	109,071	19,682
	Sherwin-Williams Co.	35,864	18,533
	Ingersoll-Rand plc	97,916	12,635
	Ball Corp.	139,540	9,832
	Fastenal Co.	223,805	7,659
	Vulcan Materials Co.	51,998	6,253
	Avery Dennison Corp.	33,632	3,850
	PPG Industries Inc.	32,912	3,438
	Lennox International Inc.	13,742	3,135
	Air Products & Chemicals Inc.	13,542	2,974
*	Crown Holdings Inc.	31,984	2,255
	Hexcel Corp.	34,468	2,228
	Armstrong World Industries Inc.	20,811	2,084
	Martin Marietta Materials Inc.	8,531	1,941
	Scotts Miracle-Gro Co.	16,818	1,782
	WR Grace & Co.	24,329	1,376
	Eagle Materials Inc.	14,911	1,177
	AptarGroup Inc.	11,276	1,140
	NewMarket Corp.	2,683	1,042
	Southern Copper Corp.	25,376	854
	Royal Gold Inc.	8,805	849
*	Berry Global Group Inc.	21,552	818
*	Axalta Coating Systems Ltd.	27,086	675
	RPM International Inc.	9,168	588
	Acuity Brands Inc.	4,444	457
	AO Smith Corp.	9,717	384
*	Element Solutions Inc.	36,831	383
	CF Industries Holdings Inc.	9,300	343
	Sealed Air Corp.	4,841	147
			108,514
Producer Durables (9.7%)
	Boeing Co.	228,858	62,961
	Accenture plc Class A	275,791	49,805
	Union Pacific Corp.	300,281	47,988
	Lockheed Martin Corp.	106,969	39,565
	Automatic Data Processing Inc.	188,009	29,093
	3M Co.	185,125	27,628
	United Parcel Service Inc.	301,937	27,322
	Honeywell International Inc.	151,706	24,602
	Illinois Tool Works Inc.	138,295	23,203
	Northrop Grumman Corp.	68,411	22,496
	Waste Management Inc.	143,434	15,894
	Raytheon Co.	74,951	14,133
	Paychex Inc.	138,878	10,760
	Verisk Analytics Inc.	68,810	10,673
*	CoStar Group Inc.	15,553	10,383
	Cintas Corp.	36,213	9,659
	TransDigm Group Inc.	17,270	9,633
	Rockwell Automation Inc.	49,794	9,137
	CSX Corp.	116,079	8,178
*	Keysight Technologies Inc.	81,210	7,695
*	Copart Inc.	86,816	7,334
*	Mettler-Toledo International Inc.	10,370	7,277
	AMETEK Inc.	77,740	6,686
	Xylem Inc.	77,017	5,957
	Southwest Airlines Co.	121,516	5,613
*	Waters Corp.	27,567	5,373
	WW Grainger Inc.	18,630	5,171
*	Zebra Technologies Corp.	23,083	4,870
	Booz Allen Hamilton Holding Corp.	59,243	4,224
	Expeditors International of Washington Inc.	52,788	3,717
	Graco Inc.	70,982	3,501
	Allegion plc	30,239	3,477

36

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Nordson Corp.	22,598	3,284
	Toro Co.	45,822	3,273
	Genpact Ltd.	80,257	3,087
	Carlisle Cos. Inc.	21,129	3,070
*	United Rentals Inc.	23,127	3,064
	CH Robinson Worldwide Inc.	44,170	3,043
	HEICO Corp. Class A	33,604	2,968
	Huntington Ingalls Industries Inc.	13,714	2,819
	Dover Corp.	27,329	2,808
	Norfolk Southern Corp.	15,176	2,767
*	Middleby Corp.	24,022	2,686
	IDEX Corp.	17,226	2,549
	Robert Half International Inc.	49,034	2,472
	Donaldson Co. Inc.	54,017	2,435
	Roper Technologies Inc.	6,769	2,381
	Deere & Co.	15,062	2,357
	Delta Air Lines Inc.	49,925	2,303
	Old Dominion Freight Line Inc.	11,838	2,294
	Caterpillar Inc.	18,194	2,260
	Spirit AeroSystems Holdings Inc.	40,109	2,119
	Woodward Inc.	19,692	2,032
	Lincoln Electric Holdings Inc.	24,199	1,982
	Fortive Corp.	28,293	1,957
	Allison Transmission Holdings Inc.	47,618	1,933
*	Paylocity Holding Corp.	14,901	1,930
	HEICO Corp.	16,693	1,800
	Hubbell Inc.	12,733	1,697
*	XPO Logistics Inc.	22,694	1,679
	BWX Technologies Inc.	30,109	1,651
	Landstar System Inc.	15,405	1,555
	Westinghouse Air Brake Technologies Corp.	21,453	1,474
	Emerson Electric Co.	22,846	1,465
*	United Airlines Holdings Inc.	21,862	1,346
	Alaska Air Group Inc.	23,512	1,186
	General Dynamics Corp.	7,309	1,167
*	Sensata Technologies Holding plc	28,492	1,162
	JB Hunt Transport Services Inc.	11,330	1,093
*	Trimble Inc.	18,283	722
	Republic Services Inc.	6,140	554
	Quanta Services Inc.	13,781	525
	Flowserve Corp.	12,058	485
	American Airlines Group Inc.	17,156	327
	FLIR Systems Inc.	5,243	223
*	JetBlue Airways Corp.	11,241	177
	Air Lease Corp.	3,247	125
	National Instruments Corp.	3,047	123
			608,417
Technology (40.5%)
	Microsoft Corp.	3,271,585	530,030
	Apple Inc.	1,922,958	525,660
*	Facebook Inc.	1,033,868	198,989
*	Alphabet Inc. Class C	130,202	174,383
*	Alphabet Inc. Class A	129,033	172,807
	Cisco Systems Inc.	1,852,340	73,964
*	Adobe Inc.	210,497	72,647
	NVIDIA Corp.	252,247	68,124
*	salesforce.com Inc.	358,916	61,159
	Texas Instruments Inc.	406,080	46,350
	Broadcom Inc.	166,958	45,516
	Oracle Corp.	887,832	43,912
	QUALCOMM Inc.	493,788	38,664
	International Business Machines Corp.	231,958	30,189
	Intuit Inc.	107,544	28,591
*	ServiceNow Inc.	80,540	26,263

37

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	445,546	20,263
	Lam Research Corp.	54,755	16,067
*	Autodesk Inc.	73,478	14,025
	Applied Materials Inc.	213,453	12,406
*	Workday Inc.	70,216	12,165
	Amphenol Corp. Class A	125,715	11,526
*	Electronic Arts Inc.	113,295	11,485
*	Twitter Inc.	328,526	10,907
	KLA Corp.	68,915	10,593
*	Splunk Inc.	66,947	9,863
	L3Harris Technologies Inc.	48,082	9,507
	Xilinx Inc.	110,037	9,187
	Motorola Solutions Inc.	54,579	9,043
*	Synopsys Inc.	64,558	8,905
*	ANSYS Inc.	35,983	8,715
*	Cadence Design Systems Inc.	120,407	7,964
	IHS Markit Ltd.	107,781	7,678
*	RingCentral Inc.	32,137	7,576
*	Palo Alto Networks Inc.	40,923	7,555
*	Atlassian Corp. plc Class A	50,703	7,350
	CDW Corp.	61,484	7,023
*	Fortinet Inc.	61,580	6,285
*	Paycom Software Inc.	21,247	6,005
*	Twilio Inc.	53,019	5,972
*	VeriSign Inc.	30,805	5,845
*	Okta Inc.	45,286	5,799
*	DocuSign Inc. Class A	66,993	5,782
*	Akamai Technologies Inc.	62,499	5,407
*	GoDaddy Inc.	73,920	5,173
*	Tyler Technologies Inc.	16,507	5,172
*	EPAM Systems Inc.	22,394	4,998
	Citrix Systems Inc.	47,862	4,948
*	Arista Networks Inc.	25,474	4,920
*	Gartner Inc.	37,560	4,860
	NetApp Inc.	102,939	4,809
	SS&C Technologies Holdings Inc.	86,234	4,786
	Teradyne Inc.	71,876	4,223
*	Black Knight Inc.	62,212	4,150
*	Coupa Software Inc.	27,096	4,058
*	VMware Inc.	33,312	4,015
*	Guidewire Software Inc.	35,895	3,934
*	IAC/InterActiveCorp	18,763	3,827
*	Zendesk Inc.	47,790	3,790
*	PTC Inc.	45,125	3,409
	Cognex Corp.	70,972	3,161
*	Aspen Technology Inc.	29,551	3,147
*	HubSpot Inc.	17,511	3,142
	Entegris Inc.	58,509	3,120
*	F5 Networks Inc.	24,450	2,933
	Universal Display Corp.	18,459	2,931
	Monolithic Power Systems Inc.	18,147	2,879
*	MongoDB Inc.	17,963	2,739
*	Alteryx Inc.	19,324	2,698
	Microchip Technology Inc.	28,493	2,585
*	Proofpoint Inc.	24,061	2,566
	Maxim Integrated Products Inc.	44,561	2,478
	Corning Inc.	103,053	2,459
	CDK Global Inc.	52,940	2,436
*	Take-Two Interactive Software Inc.	22,651	2,435
	Analog Devices Inc.	21,705	2,367
*	Ceridian HCM Holding Inc.	32,684	2,312
*	RealPage Inc.	33,778	2,165
*	Dell Technologies Inc.	47,986	1,942
*	Grubhub Inc.	38,825	1,868

38

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Manhattan Associates Inc.	27,405	1,846
*	Dropbox Inc. Class A	89,995	1,760
*	Nutanix Inc.	73,070	1,742
*	Smartsheet Inc. Class A	37,498	1,736
*	Avalara Inc.	19,812	1,679
*	Anaplan Inc.	37,340	1,678
*	Pure Storage Inc.	101,145	1,543
*,^	Match Group Inc.	23,387	1,520
	Pegasystems Inc.	16,761	1,517
*,^	Zscaler Inc.	27,515	1,431
*	Elastic NV	19,087	1,410
*	NCR Corp.	54,989	1,386
*	New Relic Inc.	21,510	1,210
*	FireEye Inc.	84,770	1,122
	Cognizant Technology Solutions Corp.	18,062	1,101
	Activision Blizzard Inc.	17,648	1,026
*	Dynatrace Inc.	30,297	979
*	Teradata Corp.	47,161	940
	HP Inc.	33,460	696
*	Zynga Inc.	78,559	527
	Ubiquiti Inc.	3,716	504
*	Pluralsight Inc. Class A	26,480	472
	Jabil Inc.	13,616	436
*	PagerDuty Inc.	18,275	376
	Skyworks Solutions Inc.	3,719	373
	Switch Inc.	24,947	358
	Sabre Corp.	20,532	280
	Dolby Laboratories Inc.	3,525	232
*	Cree Inc.	3,385	151
*	Medallia Inc.	5,624	140
*	IPG Photonics Corp.	1,065	136
*	SolarWinds Corp.	5,476	100
			2,551,988
Utilities (0.2%)
*	T-Mobile US Inc.	70,691	6,374
*	Zayo Group Holdings Inc.	97,972	3,428
			9,802

Total Common Stocks (Cost $4,599,825)			6,285,151

Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
Vanguard Market Liquidity Fund	1.706%	107,219	10,725

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.543%	4/16/20	121	121
United States Treasury Bill	1.551%	5/21/20	700	698
				819
Total Temporary Cash Investments (Cost $11,542)				11,544
Total Investments (100.0%) (Cost $4,611,367)	6,296,695
Other Assets and Liabilities—Net (0.0%)[2]	(2,018)
Net Assets (100%)	6,294,677

Cost rounded to $000.
*	Non-income-producing security.

39

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 29, 2020

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,869,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $3,996,000 was received for securities on loan.
3	Securities with a value of $672,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

40

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41

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA18482 042020

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (12.5%)
*	Deckers Outdoor Corp.	30,624	5,322
*	Chegg Inc.	129,121	5,063
	Churchill Downs Inc.	38,309	4,813
*	SiteOne Landscape Supply Inc.	44,550	4,422
	Marriott Vacations Worldwide Corp.	45,157	4,370
	Texas Roadhouse Inc.	72,023	4,049
	Cracker Barrel Old Country Store Inc.	26,214	3,757
*	Eldorado Resorts Inc.	71,833	3,605
*	Penn National Gaming Inc.	119,804	3,543
	Strategic Education Inc.	23,256	3,427
	TEGNA Inc.	236,990	3,394
*	Rh	18,043	3,273
*	Taylor Morrison Home Corp.	142,500	3,209
*	Murphy USA Inc.	31,800	3,100
	KB Home	93,505	3,047
	Steven Madden Ltd.	91,539	2,993
*	National Vision Holdings Inc.	85,501	2,977
	Lithia Motors Inc. Class A	24,442	2,912
	Aaron's Inc.	73,674	2,898
	Wingstop Inc.	31,981	2,701
*	Fox Factory Holding Corp.	41,061	2,603
	LCI Industries	26,595	2,568
*	Stamps.com Inc.	18,019	2,543
*	Cimpress plc	21,703	2,526
*	Meritage Homes Corp.	39,500	2,507
*	Laureate Education Inc.	128,779	2,408
	Boyd Gaming Corp.	87,858	2,347
*	BJ's Wholesale Club Holdings Inc.	121,708	2,344
*	TRI Pointe Group Inc.	150,809	2,312
*	Adient plc	95,654	2,289
	Wolverine World Wide Inc.	86,875	2,284
	Dana Inc.	157,291	2,262
	American Eagle Outfitters Inc.	173,148	2,230
	MDC Holdings Inc.	55,038	2,165
*	Avis Budget Group Inc.	62,732	2,031
	Monro Inc.	35,642	2,000
*	Visteon Corp.	30,474	1,982
*	Crocs Inc.	75,180	1,967
	Jack in the Box Inc.	28,119	1,936
*	Cavco Industries Inc.	9,393	1,895
*	Shake Shack Inc.	31,644	1,881
*	Gray Television Inc.	99,413	1,881
*	Asbury Automotive Group Inc.	21,024	1,864
*	Meritor Inc.	81,864	1,857
*	Liberty Latin America Ltd.	122,024	1,854
*	YETI Holdings Inc.	60,779	1,839
*	Instructure Inc.	37,706	1,839
*	Adtalem Global Education Inc.	58,849	1,817
*	Dorman Products Inc.	29,380	1,782
	Winnebago Industries Inc.	33,903	1,759
	Callaway Golf Co.	101,852	1,729
	Bloomin' Brands Inc.	94,943	1,708
*	LGI Homes Inc.	21,867	1,648
*	Sally Beauty Holdings Inc.	131,645	1,638
	Group 1 Automotive Inc.	19,191	1,636
	Kontoor Brands Inc.	48,267	1,629
	Cheesecake Factory Inc.	45,436	1,619
	Red Rock Resorts Inc.	76,213	1,571
*	Fitbit Inc.	245,284	1,567
*	American Woodmark Corp.	18,377	1,539
*	WW International Inc.	50,956	1,529

1

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Gentherm Inc.	35,995	1,468
^	Bed Bath & Beyond Inc.	133,065	1,438
	Dine Brands Global Inc.	17,436	1,427
*	Hertz Global Holdings Inc.	110,680	1,416
	La-Z-Boy Inc.	48,976	1,403
	Brinker International Inc.	40,795	1,401
*	SeaWorld Entertainment Inc.	51,455	1,400
*	Skyline Champion Corp.	54,943	1,400
	Cooper Tire & Rubber Co.	54,865	1,398
	Office Depot Inc.	593,345	1,394
	Papa John's International Inc.	24,134	1,390
	PriceSmart Inc.	24,563	1,368
*	Sleep Number Corp.	30,470	1,342
	Signet Jewelers Ltd.	56,556	1,319
*	Cardlytics Inc.	15,611	1,239
*	Central Garden & Pet Co. Class A	47,293	1,197
	Inter Parfums Inc.	19,184	1,152
	Meredith Corp.	43,523	1,147
	Rent-A-Center Inc.	53,809	1,146
	Core-Mark Holding Co. Inc.	49,547	1,140
*	Perdoceo Education Corp.	75,347	1,125
	Dave & Buster's Entertainment Inc.	33,690	1,112
*	Scientific Games Corp.	60,861	1,110
*	M/I Homes Inc.	29,605	1,102
	Viad Corp.	21,933	1,101
	Oxford Industries Inc.	18,174	1,098
*	Denny's Corp.	62,719	1,092
*,^	Stitch Fix Inc. Class A	45,163	1,085
*	G-III Apparel Group Ltd.	48,209	1,078
	Scholastic Corp.	32,358	1,038
*	Liberty Media Corp-Liberty Braves Class C	39,253	1,020
	Standard Motor Products Inc.	22,764	1,002
	Matthews International Corp.	33,731	997
*	WillScot Corp.	56,291	987
*	Century Communities Inc.	29,620	987
*	Malibu Boats Inc.	22,280	979
	Acushnet Holdings Corp.	38,432	978
^	Children's Place Inc.	16,562	954
*	Boot Barn Holdings Inc.	30,492	935
	Interface Inc.	63,281	923
	Designer Brands Inc. Class A	67,980	918
	Abercrombie & Fitch Co.	68,007	893
*	IMAX Corp.	57,274	892
*	Sonos Inc.	77,062	889
	Sturm Ruger & Co. Inc.	18,290	879
*	K12 Inc.	42,980	854
	Guess? Inc.	50,234	814
*	Shutterstock Inc.	20,685	797
*	Liberty Latin America Ltd. Class A	52,322	793
*	American Axle & Manufacturing Holdings Inc.	122,374	775
	Sonic Automotive Inc.	26,578	744
*	Quotient Technology Inc.	81,016	725
	Buckle Inc.	31,557	714
	EW Scripps Co.	59,130	704
*	America's Car-Mart Inc.	6,812	700
	BJ's Restaurants Inc.	20,911	689
	Big Lots Inc.	42,506	672
*	Cars.com Inc.	72,625	659
	Marcus Corp.	24,553	656
*	QuinStreet Inc.	50,583	652
*	Stoneridge Inc.	28,818	637
*	Houghton Mifflin Harcourt Co.	114,262	625
*	Universal Electronics Inc.	14,686	620
^	Dillard's Inc. Class A	10,923	615

2

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	OneSpaWorld Holdings Ltd.	49,361	603
*	MSG Networks Inc.	47,007	594
*	Monarch Casino & Resort Inc.	12,378	585
	Ruth's Hospitality Group Inc.	30,269	579
*	Zumiez Inc.	21,813	579
*	American Outdoor Brands Corp.	58,085	579
*	Genesco Inc.	15,856	546
	Winmark Corp.	2,660	532
*	Gannett Co. Inc.	126,411	531
*,^	GoPro Inc.	138,861	527
	National CineMedia Inc.	68,164	524
	Chico's FAS Inc.	127,572	512
	Tenneco Inc.	55,480	509
	Caleres Inc.	42,913	495
	Twin River Worldwide Holdings Inc.	18,920	492
	Camping World Holdings Inc.	35,935	492
*	1-800-Flowers.com Inc.	26,990	487
*	Vista Outdoor Inc.	63,212	465
*	elf Beauty Inc.	28,667	458
	Entercom Communications Corp. Class A	129,849	451
*	Central European Media Enterprises Ltd.	96,904	429
	National Presto Industries Inc.	5,270	414
*	Hudson Ltd. Class A	43,495	405
*	Michaels Cos. Inc.	91,638	393
*	Rosetta Stone Inc.	22,700	392
	Cato Corp. Class A	24,242	392
*	Chuy's Holdings Inc.	18,244	391
*	Red Robin Gourmet Burgers Inc.	14,144	389
*	MarineMax Inc.	22,971	389
*	Beazer Homes USA Inc.	30,796	378
	Carriage Services Inc. Class A	17,745	375
*	Hibbett Sports Inc.	19,032	371
*	American Public Education Inc.	16,395	365
^	GameStop Corp. Class A	98,290	354
^	AMC Entertainment Holdings Inc.	56,340	353
	Ethan Allen Interiors Inc.	26,310	347
*	Motorcar Parts of America Inc.	20,393	341
*	Liberty TripAdvisor Holdings Inc.	77,834	339
	Johnson Outdoors Inc.	5,372	335
*	Franklin Covey Co.	10,659	335
	Haverty Furniture Cos. Inc.	19,464	327
*	MasterCraft Boat Holdings Inc.	20,027	324
*	Regis Corp.	25,309	323
*	Cooper-Standard Holdings Inc.	18,290	316
*	Habit Restaurants Inc.	22,247	311
*,^	Daily Journal Corp.	1,233	308
	Shoe Carnival Inc.	10,238	306
*	Golden Entertainment Inc	18,614	303
*,^	Lumber Liquidators Holdings Inc.	30,898	303
*	Lindblad Expeditions Holdings Inc.	25,058	298
	Clarus Corp.	25,483	295
*	Liberty Media Corp-Liberty Braves Class A	11,150	290
*	Green Brick Partners Inc.	26,486	290
*	Sportsman's Warehouse Holdings Inc.	46,173	277
*	El Pollo Loco Holdings Inc.	21,222	274
*	Central Garden & Pet Co.	10,010	268
*	RealReal Inc.	18,975	265
*	Express Inc.	71,339	264
*	At Home Group Inc.	52,072	260
	Movado Group Inc.	17,124	252
*	Noodles & Co.	30,542	248
*	Fiesta Restaurant Group Inc.	25,323	245
*,^	JC Penney Co. Inc.	352,213	243
	Citi Trends Inc.	12,081	239

3

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Hooker Furniture Corp.	12,641	238
*	Hemisphere Media Group Inc.	18,747	237
*	Fossil Group Inc.	50,970	234
	Collectors Universe Inc.	9,749	224
*	Boston Omaha Corp.	11,415	222
	Tribune Publishing Co.	18,944	217
*	Century Casinos Inc.	29,467	206
*	ZAGG Inc.	30,313	204
*	Del Taco Restaurants Inc.	31,178	200
	RCI Hospitality Holdings Inc.	9,705	196
*	Funko Inc.	23,721	192
*,^	Overstock.com Inc.	29,599	191
	Nathan's Famous Inc.	3,164	188
*	Cumulus Media Inc. Class A	15,589	188
*	Drive Shack Inc.	65,311	187
	Emerald Holding Inc.	26,818	184
*	Vera Bradley Inc.	22,111	183
*,^	Eros International plc	78,808	182
	Rocky Brands Inc.	7,466	182
^	Tailored Brands Inc.	54,228	177
*	WideOpenWest Inc.	27,073	170
*	Select Interior Concepts Inc. Class A	22,794	170
*	Conn's Inc.	19,562	159
*	Carrols Restaurant Group Inc.	37,917	156
	Tilly's Inc.	24,021	156
	Tupperware Brands Corp.	53,309	152
*	MDC Partners Inc.	60,409	152
*	Barnes & Noble Education Inc.	45,097	149
*	Reading International Inc.	17,691	147
	Weyco Group Inc.	6,575	144
	Superior Group of Cos. Inc.	11,708	141
*	Delta Apparel Inc.	6,684	132
*,^	Revlon Inc.	7,574	131
	Entravision Communications Corp. Class A	64,912	130
	Saga Communications Inc.	4,219	121
*	Lands' End Inc.	11,388	120
*	J Alexander's Holdings Inc.	14,232	117
*	Party City Holdco Inc.	58,089	116
*	Purple Innovation Inc. Class A	8,408	114
	Flexsteel Industries Inc.	8,179	112
*	Clear Channel Outdoor Holdings Inc.	53,993	112
*	Potbelly Corp.	22,078	110
*	Fluent Inc.	46,171	108
*	Biglari Holdings Inc. Class B	1,010	107
	Marine Products Corp.	8,191	103
	Bassett Furniture Industries Inc.	10,343	102
*	Marchex Inc.	38,231	99
*,^	Gaia Inc.	11,600	98
	Escalade Inc.	11,306	96
*	Legacy Housing Corp.	6,409	92
*	Lee Enterprises Inc.	59,446	89
*,^	Lovesac Co.	9,539	83
	Hamilton Beach Brands Holding Co.	6,976	81
	Lifetime Brands Inc.	12,716	81
*,^	Duluth Holdings Inc.	11,623	80
	Kura Sushi USA Inc. Class A	3,697	69
*	Red Lion Hotels Corp.	26,149	67
*	Container Store Group Inc.	16,650	63
	Bluegreen Vacations Corp.	7,822	61
*	Inspired Entertainment Inc.	9,310	48
*	LiveXLive Media Inc.	36,654	46
*	Vince Holding Corp.	3,352	36
*	Centric Brands Inc.	17,688	36
	Ascena Retail Group Inc.	8,561	33

4

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*,^	Waitr Holdings Inc.	57,580	21
	J. Jill Inc.	18,013	15
*	Youngevity International Inc.	9,843	11
*	RTW RetailWinds Inc.	34,868	10
*	Biglari Holdings Inc. Class A	5	3
			253,101
Consumer Staples (2.6%)
*	Performance Food Group Co.	112,228	4,758
*	Helen of Troy Ltd.	27,377	4,506
*	Boston Beer Co. Inc. Class A	9,118	3,381
	Lancaster Colony Corp.	20,601	2,976
	Sanderson Farms Inc.	21,701	2,681
	J&J Snack Foods Corp.	16,486	2,651
	WD-40 Co.	14,959	2,580
*	Freshpet Inc.	37,500	2,492
*	Simply Good Foods Co.	90,058	1,987
*	Edgewell Personal Care Co.	58,989	1,791
*	Hostess Brands Inc.	130,414	1,658
	Vector Group Ltd.	121,022	1,406
	Universal Corp.	26,810	1,323
	Calavo Growers Inc.	17,681	1,281
	Cal-Maine Foods Inc.	34,437	1,202
^	B&G Foods Inc.	69,227	1,025
	Coca-Cola Consolidated Inc.	5,122	1,006
	Medifast Inc.	12,074	1,003
	Fresh Del Monte Produce Inc.	33,482	918
*	USANA Health Sciences Inc.	13,671	904
*	BellRing Brands Inc. Class A	43,355	852
^	Rite Aid Corp.	60,200	820
*	Chefs' Warehouse Inc.	26,746	819
	John B Sanfilippo & Son Inc.	9,254	650
	Andersons Inc.	34,507	634
	Tootsie Roll Industries Inc.	17,864	573
^	PetMed Express Inc.	21,471	567
	Ingles Markets Inc.	15,433	552
*,^	National Beverage Corp.	12,920	546
	SpartanNash Co.	39,346	489
	MGP Ingredients Inc.	14,149	407
	Weis Markets Inc.	10,434	389
*	United Natural Foods Inc.	58,497	378
*	Primo Water Corp.	26,334	369
	Limoneira Co.	17,024	284
*	Seneca Foods Corp.	7,193	250
^	Turning Point Brands Inc.	8,938	234
*	Craft Brew Alliance Inc.	12,458	198
*	Celsius Holdings Inc.	31,219	185
*	Lifevantage Corp.	14,875	177
	Village Super Market Inc.	8,535	175
*,^	New Age Beverages Corp.	82,910	167
*	GNC Holdings Inc.	88,506	149
*,^	HF Foods Group Inc.	8,204	147
	Alico Inc.	4,348	142
*	Farmer Brothers Co.	11,372	140
*	22nd Century Group Inc.	127,962	95
*	Nature's Sunshine Products Inc.	9,455	78
	Natural Grocers by Vitamin Cottage Inc.	9,583	66
*,^	Pyxus International Inc.	8,980	35
*	Bridgford Foods Corp.	1,840	32
*	Greenlane Holdings Inc. Class A	10,892	23
*,^	cbdMD Inc.	11,255	11
			52,162
Energy (2.7%)
*,^	Enphase Energy Inc.	100,110	4,902
*	Sunrun Inc.	123,262	2,384

5

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Arcosa Inc.	53,133	2,283
*	PDC Energy Inc.	109,231	2,079
	World Fuel Services Corp.	70,295	1,988
	Delek US Holdings Inc.	80,419	1,719
*	Dril-Quip Inc.	39,630	1,412
	Cactus Inc.	51,526	1,407
	Golar LNG Ltd.	103,658	1,328
*	Matador Resources Co.	121,468	1,171
*	Oceaneering International Inc.	108,435	1,143
*	CNX Resources Corp.	203,749	1,082
*	Renewable Energy Group Inc.	39,923	1,056
*	NOW Inc.	118,470	1,046
*	Helix Energy Solutions Group Inc.	155,339	1,042
	Warrior Met Coal Inc.	57,721	1,023
	Archrock Inc.	137,987	973
*	Callon Petroleum Co.	420,547	955
	CVR Energy Inc.	32,399	921
*	Southwestern Energy Co.	593,451	843
	Arch Coal Inc.	16,285	820
*	Magnolia Oil & Gas Corp. Class A	108,667	816
*	NexTier Oilfield Solutions Inc.	174,276	812
	SM Energy Co.	122,425	804
*	ProPetro Holding Corp.	87,383	765
*	TPI Composites Inc.	31,036	737
	Nabors Industries Ltd.	385,465	678
*	Par Pacific Holdings Inc.	38,643	641
	QEP Resources Inc.	263,471	593
*	SunPower Corp.	68,631	588
*	Oasis Petroleum Inc.	349,554	572
	DMC Global Inc	15,445	557
*,^	Bloom Energy Corp. Class A	60,077	545
*	Ameresco Inc.	24,081	543
*	Vivint Solar Inc.	48,193	542
*	Oil States International Inc.	66,109	523
*	Northern Oil and Gas Inc.	324,225	470
*	Frank's International NV	116,522	457
	Green Plains Inc.	37,207	446
	Berry Corp.	68,608	437
*	Select Energy Services Inc.	65,900	428
*	REX American Resources Corp.	5,984	419
	Peabody Energy Corp.	70,229	410
*	Denbury Resources Inc.	526,687	396
^	Liberty Oilfield Services Inc.	56,952	381
	SunCoke Energy Inc.	79,079	365
	Solaris Oilfield Infrastructure Inc.	33,706	357
*	Matrix Service Co.	29,315	354
*	Newpark Resources Inc.	97,255	341
*	Bonanza Creek Energy Inc.	20,637	336
*,^	California Resources Corp.	52,620	334
*	Clean Energy Fuels Corp.	145,709	329
*	Talos Energy Inc.	21,813	310
	Brigham Minerals Inc. Class A	17,456	278
*	W&T Offshore Inc.	100,061	260
	Sunnova Energy International Inc.	14,752	255
*	Penn Virginia Corp.	14,779	235
	RPC Inc.	62,948	217
*	Laredo Petroleum Inc.	200,274	216
*	National Energy Services Reunited Corp.	25,983	216
*,^	Diamond Offshore Drilling Inc.	70,327	215
*	Era Group Inc.	21,038	206
*	Noble Corp. plc	268,408	188
*,^	Whiting Petroleum Corp.	100,606	186
*,^	Tellurian Inc.	103,346	186
*	Geospace Technologies Corp.	14,317	177

6

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	21,362	170
	Falcon Minerals Corp.	41,834	167
*	TETRA Technologies Inc.	129,939	164
	NACCO Industries Inc.	3,965	163
*	Exterran Corp.	31,432	160
*	CONSOL Energy Inc.	27,977	159
*	Gulfport Energy Corp.	175,140	144
	Evolution Petroleum Corp.	29,822	140
*	Natural Gas Services Group Inc.	13,889	137
*	Trecora Resources	22,962	130
*	Contura Energy Inc.	19,658	112
	Panhandle Oil and Gas Inc.	16,593	110
*,^	Comstock Resources Inc.	16,799	101
*	Flotek Industries Inc.	59,040	93
*	Ring Energy Inc.	65,048	92
*	HighPoint Resources Corp.	123,503	84
*	Earthstone Energy Inc.	21,582	83
*	Montage Resources Corp.	22,940	80
*	Altus Midstream Co. Class A	54,625	80
*	PrimeEnergy Resources Corp.	568	74
*,^	Seadrill Ltd.	64,679	71
*	Nine Energy Service Inc.	17,521	71
*	Covia Holdings Corp.	45,943	71
*	Forum Energy Technologies Inc.	88,037	69
*	SandRidge Energy Inc.	32,867	68
*,^	Extraction Oil & Gas Inc.	92,109	63
	Amplify Energy Corp.	14,172	59
*	KLX Energy Services Holdings Inc.	23,050	56
*	RigNet Inc.	15,287	54
*	Goodrich Petroleum Corp.	9,915	53
*	NextDecade Corp.	13,637	52
*	Pacific Drilling SA	32,357	51
*	Smart Sand Inc.	23,499	38
*	Abraxas Petroleum Corp.	166,802	32
*	FTS International Inc.	33,180	31
	Hallador Energy Co.	22,331	29
*	Ramaco Resources Inc.	9,072	26
*	US Well Services Inc.	23,615	25
*	SilverBow Resources Inc.	7,840	22
*	Independence Contract Drilling Inc.	51,454	20
*	Unit Corp.	56,189	20
*,^	Chaparral Energy Inc. Class A	31,875	17
	Mammoth Energy Services Inc.	15,596	17
*	NCS Multistage Holdings Inc.	12,246	13
*	Rosehill Resources Inc.	12,448	10
			54,179
Financial Services (25.7%)
	Rexford Industrial Realty Inc.	120,651	5,643
	First Industrial Realty Trust Inc.	137,293	5,286
	EastGroup Properties Inc.	41,305	5,193
^	Blackstone Mortgage Trust Inc.	137,381	4,954
	Healthcare Realty Trust Inc.	144,362	4,952
	Radian Group Inc.	220,377	4,681
	Essent Group Ltd.	104,951	4,580
	Sabra Health Care REIT Inc.	210,696	4,119
	STAG Industrial Inc.	145,752	4,078
	First Financial Bankshares Inc.	141,814	4,076
	Terreno Realty Corp.	71,898	3,945
	Stifel Financial Corp.	72,417	3,942
	Valley National Bancorp	422,361	3,928
	Physicians Realty Trust	205,729	3,880
	National Health Investors Inc.	46,421	3,794
	Selective Insurance Group Inc.	63,779	3,558
	Glacier Bancorp Inc.	94,650	3,530

7

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	QTS Realty Trust Inc.	62,723	3,523
	FirstCash Inc.	45,732	3,518
	RLI Corp.	43,509	3,497
	Ryman Hospitality Properties Inc.	50,026	3,477
	IBERIABANK Corp.	56,903	3,425
	Community Bank System Inc.	55,372	3,367
	Agree Realty Corp.	45,211	3,247
	PS Business Parks Inc.	21,810	3,240
	Hancock Whitney Corp.	94,583	3,169
	United Bankshares Inc.	106,427	3,074
	Federated Hermes Inc.	105,116	3,033
	Piedmont Office Realty Trust Inc.	136,535	2,948
*	eHealth Inc.	24,856	2,917
	Old National Bancorp	184,246	2,904
	Pebblebrook Hotel Trust	141,635	2,862
	Invesco Mortgage Capital Inc.	176,621	2,840
	Home BancShares Inc.	169,047	2,833
	UMB Financial Corp.	48,293	2,808
*	Cannae Holdings Inc.	73,656	2,747
	Lexington Realty Trust Class B	263,539	2,733
	Apollo Commercial Real Estate Finance Inc.	167,987	2,721
	Kennedy-Wilson Holdings Inc.	134,065	2,709
	Kinsale Capital Group Inc.	22,264	2,704
	CVB Financial Corp.	145,670	2,701
	Ares Management Corp. Class A	78,017	2,699
	Sunstone Hotel Investors Inc.	244,584	2,678
	CenterState Bank Corp.	131,407	2,658
	PotlatchDeltic Corp.	72,124	2,650
	BancorpSouth Bank	108,167	2,647
*	Redfin Corp.	97,644	2,642
	CNO Financial Group Inc.	164,874	2,641
	Investors Bancorp Inc.	247,888	2,613
	Columbia Banking System Inc.	78,525	2,607
	Atlantic Union Bankshares Corp.	87,128	2,591
	Washington Federal Inc.	86,183	2,585
	Cathay General Bancorp	83,688	2,576
	Fulton Financial Corp.	174,794	2,526
	American Equity Investment Life Holding Co.	98,207	2,483
	South State Corp.	36,442	2,482
	Independent Bank Corp.	36,198	2,444
	RLJ Lodging Trust	183,659	2,426
	Washington REIT	87,576	2,351
	Houlihan Lokey Inc.	45,813	2,347
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	68,994	2,342
	Ameris Bancorp	66,628	2,277
*	Cushman & Wakefield plc	122,974	2,237
*	Enstar Group Ltd.	12,494	2,229
	Simmons First National Corp.	103,770	2,219
	First Financial Bancorp	106,214	2,188
	National Storage Affiliates Trust	64,783	2,186
	American Assets Trust Inc.	52,704	2,185
	CareTrust REIT Inc.	104,274	2,176
	WesBanco Inc.	70,681	2,164
*	Genworth Financial Inc.	551,950	2,153
	Four Corners Property Trust Inc.	74,780	2,145
	Acadia Realty Trust	93,461	2,135
	United Community Banks Inc.	85,785	2,125
	First Midwest Bancorp Inc.	115,981	2,105
	Redwood Trust Inc.	122,128	2,086
	First Merchants Corp.	59,520	2,082
	International Bancshares Corp.	60,596	2,066
	Urban Edge Properties	125,744	2,037
	PennyMac Mortgage Investment Trust	97,943	2,027
	Essential Properties Realty Trust Inc.	88,045	2,017

8

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Argo Group International Holdings Ltd.	35,655	2,006
	DiamondRock Hospitality Co.	218,790	1,995
	Uniti Group Inc.	201,826	1,970
	EVERTEC Inc.	66,183	1,964
	Walker & Dunlop Inc.	30,217	1,960
	Cadence BanCorp Class A	137,073	1,935
	WSFS Financial Corp.	56,004	1,930
	LTC Properties Inc.	42,996	1,928
	CoreCivic Inc.	130,059	1,926
	Easterly Government Properties Inc.	81,013	1,926
	New York Mortgage Trust Inc.	335,848	1,914
*	PRA Group Inc.	49,160	1,908
	GEO Group Inc.	129,929	1,902
	Trustmark Corp.	70,094	1,886
	Retail Opportunity Investments Corp.	124,742	1,871
	First BanCorp	233,904	1,857
	Xenia Hotels & Resorts Inc.	123,449	1,847
	FGL Holdings	158,881	1,818
	Global Net Lease Inc.	98,228	1,812
*	Green Dot Corp.	52,576	1,796
	ServisFirst Bancshares Inc.	51,936	1,794
	Mack-Cali Realty Corp.	94,345	1,791
	Independent Bank Group Inc.	38,488	1,782
	Capitol Federal Financial Inc.	144,005	1,758
	Horace Mann Educators Corp.	45,046	1,754
	Banner Corp.	38,216	1,744
	Renasant Corp.	60,647	1,718
	Ladder Capital Corp.	112,466	1,715
	Towne Bank	72,800	1,679
	Bank of NT Butterfield & Son Ltd.	60,434	1,673
*	NMI Holdings Inc.	71,040	1,658
	Moelis & Co.	51,796	1,655
	Great Western Bancorp Inc.	61,454	1,651
	Westamerica Bancorporation	28,462	1,646
	Pacific Premier Bancorp Inc.	63,433	1,638
	Heartland Financial USA Inc.	37,964	1,627
	Diversified Healthcare Trust	258,535	1,626
	Hope Bancorp Inc.	131,790	1,609
	Hilltop Holdings Inc.	76,305	1,589
	ProAssurance Corp.	58,205	1,580
*	Axos Financial Inc.	63,106	1,572
	NBT Bancorp Inc.	46,643	1,571
	Artisan Partners Asset Management Inc.	54,478	1,557
	Cohen & Steers Inc.	24,825	1,555
	Northwest Bancshares Inc.	109,598	1,522
	Office Properties Income Trust	52,069	1,517
	Universal Health Realty Income Trust	14,015	1,510
	Newmark Group Inc.	156,745	1,497
	Hamilton Lane Inc.	24,028	1,493
	Kite Realty Group Trust	90,658	1,464
	Industrial Logistics Properties Trust	70,788	1,462
*	Cardtronics plc	40,101	1,454
	National General Holdings Corp.	73,936	1,440
	Monmouth Real Estate Investment Corp.	100,936	1,433
	Alexander & Baldwin Inc.	74,994	1,410
	First Interstate BancSystem Inc.	41,317	1,407
*	Seacoast Banking Corp. of Florida	55,163	1,374
	S&T Bancorp Inc.	41,558	1,366
	AMERISAFE Inc.	20,843	1,358
	Eagle Bancorp Inc.	35,759	1,338
	Provident Financial Services Inc.	66,718	1,333
	Veritex Holdings Inc.	54,905	1,322
	Independence Realty Trust Inc.	99,533	1,320
	Employers Holdings Inc.	34,171	1,317

9

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	James River Group Holdings Ltd.	32,341	1,307
	Seritage Growth Properties	36,936	1,270
	Park National Corp.	14,508	1,267
	Meta Financial Group Inc.	38,501	1,265
	First Commonwealth Financial Corp.	107,028	1,263
	Safety Insurance Group Inc.	15,975	1,258
*	Encore Capital Group Inc.	33,764	1,255
	Tompkins Financial Corp.	15,721	1,250
	First Busey Corp.	56,169	1,240
	OceanFirst Financial Corp.	59,722	1,221
	American Finance Trust Inc.	116,832	1,215
	Flagstar Bancorp Inc.	37,924	1,209
	Berkshire Hills Bancorp Inc.	49,321	1,204
	City Holding Co.	17,198	1,202
	Brookline Bancorp Inc.	85,811	1,190
^	Tanger Factory Outlet Centers Inc.	98,524	1,180
	Sandy Spring Bancorp Inc.	38,006	1,169
	ARMOUR Residential REIT Inc.	63,877	1,155
	Realogy Holdings Corp.	124,176	1,151
^	Innovative Industrial Properties Inc.	12,368	1,137
	Southside Bancshares Inc.	35,099	1,131
	Colony Credit Real Estate Inc.	88,698	1,129
	PJT Partners Inc.	24,692	1,110
	RPT Realty	85,327	1,106
	Lakeland Financial Corp.	26,944	1,101
*	Mr Cooper Group Inc.	82,277	1,056
	Summit Hotel Properties Inc.	113,051	1,048
	Piper Sandler Cos.	14,936	1,047
	BancFirst Corp.	20,351	1,044
	Waddell & Reed Financial Inc.	75,809	1,043
	Getty Realty Corp.	36,548	1,036
	Nelnet Inc.	19,481	1,034
	TPG RE Finance Trust Inc.	53,598	1,030
	First Bancorp	32,038	1,028
	Enterprise Financial Services Corp.	26,553	1,016
	Armada Hoffler Properties Inc.	60,241	1,010
	Community Healthcare Trust Inc.	20,997	1,000
	TriCo Bancshares	29,264	990
	National Bank Holdings Corp.	32,254	987
	iStar Inc.	64,776	980
*	Evo Payments Inc.	38,725	979
	Granite Point Mortgage Trust Inc.	59,096	970
*,^	Trupanion Inc.	31,432	966
	First Defiance Financial Corp.	40,345	965
	NexPoint Residential Trust Inc.	21,677	965
	PennyMac Financial Services Inc.	27,188	959
*	Ambac Financial Group Inc.	49,476	951
	Kearny Financial Corp.	86,506	944
	Heritage Financial Corp.	40,133	931
	Stewart Information Services Corp.	25,633	927
	OFG Bancorp	55,194	924
*	Focus Financial Partners Inc.	33,496	911
	Investors Real Estate Trust	12,704	895
	United Fire Group Inc.	23,186	889
	Boston Private Financial Holdings Inc.	90,696	885
*	Columbia Financial Inc.	56,901	883
	Meridian Bancorp Inc.	52,443	866
*	Triumph Bancorp Inc.	25,560	866
	Carolina Financial Corp.	25,604	830
	LendingClub Corp.	73,468	809
	Franklin Street Properties Corp.	112,358	801
	German American Bancorp Inc.	26,690	797
*	INTL. FCStone Inc.	17,429	794
*	Marcus & Millichap Inc.	24,774	792

10

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	7,167	791
	ConnectOne Bancorp Inc.	37,170	781
*	Everi Holdings Inc.	75,030	780
	Preferred Bank	15,137	774
	Stock Yards Bancorp Inc.	21,866	764
	Banc of California Inc.	49,566	760
	Lakeland Bancorp Inc.	52,610	758
	Federal Agricultural Mortgage Corp.	9,877	741
	Univest Financial Corp.	31,580	739
	Capstead Mortgage Corp.	103,112	732
	Bryn Mawr Bank Corp.	21,824	725
	Cass Information Systems Inc.	15,420	724
*	Third Point Reinsurance Ltd.	80,935	722
	Central Pacific Financial Corp.	29,997	718
	Alexander's Inc.	2,305	717
	TrustCo Bank Corp. NY	104,453	717
*	St. Joe Co.	36,270	713
	Washington Trust Bancorp Inc.	16,619	713
	Chatham Lodging Trust	49,711	693
*	Enova International Inc.	35,984	692
	Allegiance Bancshares Inc.	20,811	690
*	Palomar Holdings Inc.	13,582	690
	Front Yard Residential Corp.	54,302	689
*	Nicolet Bankshares Inc.	10,251	681
	City Office REIT Inc.	58,563	679
	Northfield Bancorp Inc.	47,974	678
	Goosehead Insurance Inc.	12,489	677
	Camden National Corp.	16,467	675
	Universal Insurance Holdings Inc.	32,506	673
	Brightsphere Investment Group Inc.	71,775	671
	Urstadt Biddle Properties Inc.	32,485	670
*	Bancorp Inc.	54,928	668
	HomeStreet Inc.	24,552	665
	Community Trust Bancorp Inc.	17,012	658
	1st Source Corp.	15,488	651
*	MBIA Inc.	82,553	644
	Gladstone Commercial Corp.	33,707	636
	Safehold Inc.	11,636	636
	Origin Bancorp Inc.	20,937	633
*	Customers Bancorp Inc.	31,095	631
	Great Southern Bancorp Inc.	12,144	623
	First Foundation Inc.	42,873	621
	Heritage Commerce Corp.	60,031	616
	Horizon Bancorp Inc.	40,978	615
	QCR Holdings Inc.	16,091	612
	FB Financial Corp.	18,677	608
	RMR Group Inc.	16,297	607
	Banco Latinoamericano de Comercio Exterior SA	33,810	605
	WisdomTree Investments Inc.	145,913	592
	National Western Life Group Inc.	2,456	587
	Dime Community Bancshares Inc.	34,742	583
	RE/MAX Holdings Inc.	19,583	571
	Midland States Bancorp Inc.	23,951	571
	UMH Properties Inc.	39,189	569
	Saul Centers Inc.	13,207	568
	Western Asset Mortgage Capital Corp.	56,652	568
	First Financial Corp.	14,052	561
	Peoples Bancorp Inc.	19,651	561
	Opus Bank	23,676	560
	Peapack Gladstone Financial Corp.	20,370	559
	New Senior Investment Group Inc.	91,829	557
	Ellington Financial Inc.	33,714	557
^	Washington Prime Group Inc.	200,959	553
	Bank of Marin Bancorp	14,284	545

11

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	KKR Real Estate Finance Trust Inc.	27,507	540
	First Bancshares Inc.	18,083	540
	Flushing Financial Corp.	29,514	536
	B. Riley Financial Inc.	22,447	531
*	TriState Capital Holdings Inc.	26,658	530
	AG Mortgage Investment Trust Inc.	35,305	529
	First of Long Island Corp.	25,217	522
	Hanmi Financial Corp.	33,055	516
	Whitestone REIT	41,792	514
	Ready Capital Corp.	34,879	506
	Mercantile Bank Corp.	17,506	502
	FBL Financial Group Inc. Class A	10,424	498
	CBTX Inc.	19,818	494
	Global Medical REIT Inc.	35,132	491
	CorEnergy Infrastructure Trust Inc.	14,018	489
	CatchMark Timber Trust Inc.	53,181	489
	Bridge Bancorp Inc.	17,489	481
	Preferred Apartment Communities Inc.	50,415	481
	Franklin Financial Network Inc.	14,162	474
*	Watford Holdings Ltd.	20,715	473
*	World Acceptance Corp.	5,936	464
	State Auto Financial Corp.	18,477	462
	Independent Bank Corp.	23,520	460
*	I3 Verticals Inc.	15,817	458
	Cowen Inc.	30,616	458
	Ares Commercial Real Estate Corp.	29,818	455
	Arrow Financial Corp.	14,238	451
	First Mid Bancshares Inc.	15,897	448
	Retail Value Inc.	16,112	448
	Financial Institutions Inc.	16,619	447
	Byline Bancorp Inc.	25,526	447
	First Community Bankshares Inc.	16,730	438
	Live Oak Bancshares Inc.	28,346	436
*	Atlantic Capital Bancshares Inc.	23,686	429
*	Equity Bancshares Inc.	16,382	429
	Hersha Hospitality Trust Class A	36,825	425
	Diamond Hill Investment Group Inc.	3,339	423
	Farmers National Banc Corp.	28,013	421
	Carter Bank & Trust	24,739	418
	Waterstone Financial Inc.	25,123	418
	Jernigan Capital Inc.	23,255	417
	Sculptor Capital Management Inc. Class A	18,319	415
	People's Utah Bancorp	17,326	415
	One Liberty Properties Inc.	17,220	415
	Dynex Capital Inc.	24,221	414
	HomeTrust Bancshares Inc.	17,005	404
	CNB Financial Corp.	15,983	401
*	Assetmark Financial Holdings Inc.	15,008	398
	Orchid Island Capital Inc.	69,111	396
	Capital City Bank Group Inc.	14,692	392
*	Amerant Bancorp Inc.	21,208	392
	MidWestOne Financial Group Inc.	13,045	375
	Bank First Corp.	6,314	374
	Sierra Bancorp	15,631	372
	Exantas Capital Corp.	32,391	371
	Republic Bancorp Inc.	10,356	370
	American National Bankshares Inc.	11,785	364
	West Bancorporation Inc.	17,606	360
	CorePoint Lodging Inc.	43,837	349
*	Tejon Ranch Co.	22,992	347
	Anworth Mortgage Asset Corp.	105,843	346
*	FRP Holdings Inc.	7,559	342
	Bar Harbor Bankshares	16,713	341
	Old Second Bancorp Inc.	31,667	337

12

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Peoples Financial Services Corp.	7,524	330
	Business First Bancshares Inc.	13,598	327
*	Metropolitan Bank Holding Corp.	7,651	327
	PCSB Financial Corp.	17,578	323
	Civista Bancshares Inc.	16,740	320
	Cambridge Bancorp	4,679	320
	Heritage Insurance Holdings Inc.	28,450	318
*	Citizens Inc. Class A	53,973	315
*,^	Health Insurance Innovations Inc.	10,508	309
	Consolidated-Tomoka Land Co.	5,338	307
	Southern National Bancorp of Virginia Inc.	21,511	305
*	Bridgewater Bancshares Inc.	24,254	303
	RBB Bancorp	17,679	298
*	Donnelley Financial Solutions Inc.	33,931	295
*	Southern First Bancshares Inc.	7,732	295
	Citizens & Northern Corp.	12,937	294
	Farmers & Merchants Bancorp Inc.	10,949	291
	Global Indemnity Ltd.	9,006	286
	First Bancorp Inc.	11,186	285
	HarborOne Bancorp Inc.	28,484	285
	HCI Group Inc.	6,651	283
	Southern Missouri Bancorp Inc.	8,564	281
*	Red River Bancshares Inc.	5,333	277
	Hingham Institution for Savings	1,506	276
*	Spirit of Texas Bancshares Inc.	14,919	275
	Home Bancorp Inc.	8,271	274
	Macatawa Bank Corp.	28,320	273
	Gladstone Land Corp.	20,025	269
	Enterprise Bancorp Inc.	9,759	268
*	Greenlight Capital Re Ltd.	31,677	267
	Great Ajax Corp.	18,788	265
*	EZCORP Inc.	55,147	265
*,^	Paysign Inc.	32,931	264
	SmartFinancial Inc.	13,821	262
	Summit Financial Group Inc.	11,903	261
	Bluerock Residential Growth REIT Inc.	24,476	254
*	BRP Group Inc. Class A	16,331	252
*	Baycom Corp.	11,787	251
	First Internet Bancorp	10,268	249
	Ames National Corp.	9,634	249
	First Choice Bancorp	10,953	248
	Investors Title Co.	1,509	247
	Oppenheimer Holdings Inc.	10,368	246
	Northrim BanCorp Inc.	7,016	245
	Guaranty Bancshares Inc.	8,832	244
	BBX Capital Corp.	69,722	243
	Metrocity Bankshares Inc.	17,227	242
	Greenhill & Co. Inc.	16,514	241
	Cherry Hill Mortgage Investment Corp.	16,904	241
	Amalgamated Bank	15,048	241
	Cedar Realty Trust Inc.	92,747	240
	National Bankshares Inc.	6,868	240
	Braemar Hotels & Resorts Inc.	32,577	240
*	Regional Management Corp.	9,292	238
*	On Deck Capital Inc.	68,204	238
	Premier Financial Bancorp Inc.	14,284	238
*	Forestar Group Inc.	13,077	234
	Western New England Bancorp Inc.	25,999	230
	ACNB Corp.	7,427	226
*	Howard Bancorp Inc.	14,284	225
	Penns Woods Bancorp Inc.	7,449	225
	Luther Burbank Corp.	21,411	223
	Century Bancorp Inc.	3,083	223
	Westwood Holdings Group Inc.	8,755	222

13

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Arlington Asset Investment Corp.	38,805	220
	Reliant Bancorp Inc.	11,054	219
	Shore Bancshares Inc.	14,013	218
	South Plains Financial Inc.	10,832	217
	First Capital Inc.	3,503	215
	Territorial Bancorp Inc.	8,466	215
	First Business Financial Services Inc.	8,932	214
*,^	eXp World Holdings Inc.	22,370	214
	Investar Holding Corp.	10,000	214
	Capstar Financial Holdings Inc.	15,838	213
	MutualFirst Financial Inc.	6,346	213
*	Rafael Holdings Inc. Class B	11,323	212
	Codorus Valley Bancorp Inc.	10,239	211
	Central Valley Community Bancorp	12,242	211
	Ashford Hospitality Trust Inc.	97,351	210
	LCNB Corp.	13,281	210
	United Insurance Holdings Corp.	22,356	210
	FS Bancorp Inc.	4,341	207
	Independence Holding Co.	5,513	205
	Bankwell Financial Group Inc.	7,185	205
*	FVCBankcorp Inc.	13,104	202
*	Hallmark Financial Services Inc.	14,137	200
	Evans Bancorp Inc.	5,085	200
	Parke Bancorp Inc.	10,725	198
	Bank of Commerce Holdings	18,791	196
	Orrstown Financial Services Inc.	10,995	196
	SB One Bancorp	8,861	194
	Norwood Financial Corp.	6,237	193
*	Richmond Mutual Bancorporation Inc.	14,171	191
	Community Bankers Trust Corp.	23,307	190
	Safeguard Scientifics Inc.	21,145	187
	Timberland Bancorp Inc.	8,019	186
	Marlin Business Services Corp.	9,443	186
*	PICO Holdings Inc.	19,525	185
	MVB Financial Corp.	10,454	184
*	International Money Express Inc.	19,554	184
	Tiptree Inc.	27,561	181
*	Stratus Properties Inc.	6,327	181
*	Ocwen Financial Corp.	145,052	181
*	Select Bancorp Inc.	17,080	179
	PCB Bancorp	13,398	179
^	Pennsylvania REIT	75,863	179
	Farmland Partners Inc.	30,259	179
	First Bank	17,960	175
	Clipper Realty Inc.	15,471	174
	1st Constitution Bancorp	9,510	174
	BankFinancial Corp.	15,249	173
	BCB Bancorp Inc.	15,075	171
	Merchants Bancorp	9,429	170
	BRT Apartments Corp.	10,817	169
	ESSA Bancorp Inc.	10,194	169
	Community Financial Corp.	5,275	167
*	Pioneer Bancorp Inc.	12,171	166
*	Oportun Financial Corp.	7,873	166
	Bank of Princeton	6,032	164
	FedNat Holding Co.	12,517	163
*	Esquire Financial Holdings Inc.	6,972	160
	Northeast Bank	8,972	160
	C&F Financial Corp.	3,504	159
	Donegal Group Inc.	11,112	159
*	MainStreet Bancshares Inc.	7,801	158
	Mid Penn Bancorp Inc.	7,436	158
*	MMA Capital Holdings Inc.	5,230	158
*	Malvern Bancorp Inc.	8,141	156

14

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Curo Group Holdings Corp.	16,847	156
	Prudential Bancorp Inc.	9,406	155
	HBT Financial Inc.	9,854	153
	First Northwest Bancorp	9,533	152
	Franklin Financial Services Corp.	4,890	152
	Protective Insurance Corp.	10,497	150
*	NI Holdings Inc.	10,502	148
^	Fidelity D&D Bancorp Inc.	2,996	148
	Riverview Bancorp Inc.	22,770	147
	Unity Bancorp Inc.	8,507	146
*	Coastal Financial Corp.	8,601	141
	Mackinac Financial Corp.	10,063	141
	Chemung Financial Corp.	3,870	139
	Level One Bancorp Inc.	5,701	138
*	Pacific Mercantile Bancorp	20,945	137
*	Republic First Bancorp Inc.	44,828	136
	Hawthorn Bancshares Inc.	6,147	134
*	Medallion Financial Corp.	22,482	133
	Crawford & Co. Class A	17,677	132
*	ProSight Global Inc.	9,658	129
	Sterling Bancorp Inc.	18,366	129
	Provident Financial Holdings Inc.	6,431	127
*	PDL Community Bancorp	9,033	127
	Colony Bankcorp Inc.	8,534	127
	Oak Valley Bancorp	7,588	127
	OP Bancorp	14,293	126
	Peoples Bancorp of North Carolina Inc.	4,971	126
	United Security Bancshares	14,413	125
	Union Bankshares Inc.	4,156	125
	Ohio Valley Banc Corp.	4,445	124
	Pzena Investment Management Inc.	18,920	124
	FNCB Bancorp Inc.	18,563	123
	First Financial Northwest Inc.	8,753	122
	GAIN Capital Holdings Inc.	20,559	121
*	Capital Bancorp Inc.	8,700	120
	Silvercrest Asset Management Group Inc.	9,286	107
	Provident Bancorp Inc.	9,389	103
	Greene County Bancorp Inc.	3,661	99
*	Altisource Portfolio Solutions SA	6,198	98
	First Guaranty Bancshares Inc.	5,705	97
*	CrossFirst Bankshares Inc.	7,339	97
	CBL & Associates Properties Inc.	182,068	97
	GAMCO Investors Inc. Class A	5,608	87
	Associated Capital Group Inc.	2,072	85
*	Maui Land & Pineapple Co. Inc.	7,389	81
*	Elevate Credit Inc.	24,370	80
	Bank7 Corp.	4,052	73
	Alerus Financial Corp.	3,252	67
*	Siebert Financial Corp.	8,009	66
*	Silvergate Capital Corp. Class A	3,470	51
	Griffin Industrial Realty Inc.	1,026	41
*	Transcontinental Realty Investors Inc.	1,112	35
*	American Realty Investors Inc.	2,626	33
	Value Line Inc.	1,150	33
*	Avalon GloboCare Corp.	22,971	33
	CIM Commercial Trust Corp.	1,554	22
*	GWG Holdings Inc.	2,187	20
*	Priority Technology Holdings Inc.	7,855	16
			519,764
Health Care (18.5%)
*	Teladoc Health Inc.	78,731	9,838
*	Novocure Ltd.	94,702	6,890
*	Haemonetics Corp.	55,833	6,048
*	Amedisys Inc.	34,196	5,950

15

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	HealthEquity Inc.	75,511	5,361
*	ACADIA Pharmaceuticals Inc.	122,758	5,247
*	Repligen Corp.	57,004	4,880
*	Reata Pharmaceuticals Inc.	24,381	4,748
*	Tandem Diabetes Care Inc.	61,120	4,563
*	Syneos Health Inc.	67,910	4,302
*	Nevro Corp.	32,600	4,243
*	Acceleron Pharma Inc.	49,110	4,220
*	Iovance Biotherapeutics Inc.	127,894	4,209
*	Wright Medical Group NV	137,853	4,170
*	Global Blood Therapeutics Inc.	63,164	4,040
*	LHC Group Inc.	32,820	3,986
*	Globus Medical Inc.	82,906	3,750
*	NuVasive Inc.	56,606	3,725
*	LivaNova plc	52,996	3,695
*	AMN Healthcare Services Inc.	50,161	3,692
*	Omnicell Inc.	45,156	3,679
*	PTC Therapeutics Inc.	65,955	3,617
*	Arrowhead Pharmaceuticals Inc.	101,818	3,600
*	FibroGen Inc.	85,714	3,583
*	Neogen Corp.	55,906	3,396
*	Ultragenyx Pharmaceutical Inc.	59,614	3,343
*	Integer Holdings Corp.	35,422	3,194
*	Blueprint Medicines Corp.	58,410	3,162
*	MyoKardia Inc.	48,507	3,075
*	Halozyme Therapeutics Inc.	156,327	3,059
*	Immunomedics Inc.	191,053	3,057
*	Momenta Pharmaceuticals Inc.	107,472	3,040
*	Quidel Corp.	38,636	2,984
*	Tenet Healthcare Corp.	112,147	2,947
*	NeoGenomics Inc.	103,934	2,944
*	Emergent BioSolutions Inc.	49,789	2,922
*	Select Medical Holdings Corp.	119,853	2,869
	CONMED Corp.	29,672	2,808
*	Medpace Holdings Inc.	30,112	2,708
*	Amicus Therapeutics Inc.	279,435	2,667
*	Mirati Therapeutics Inc.	29,744	2,662
*	Natera Inc.	68,012	2,578
*	Intercept Pharmaceuticals Inc.	27,477	2,526
*	iRhythm Technologies Inc.	28,894	2,513
*	Arena Pharmaceuticals Inc.	55,134	2,459
	Ensign Group Inc.	55,158	2,455
*	Insmed Inc.	97,177	2,420
*	HMS Holdings Corp.	95,739	2,199
	Patterson Cos. Inc.	91,263	2,171
*	Axsome Therapeutics Inc.	27,448	2,141
*	Apellis Pharmaceuticals Inc.	61,198	2,119
*	Merit Medical Systems Inc.	58,450	2,105
*	Prestige Consumer Healthcare Inc.	55,100	2,059
*	Ironwood Pharmaceuticals Inc.	167,880	2,021
*	ChemoCentryx Inc.	44,454	1,989
*	Pacira BioSciences Inc.	44,773	1,942
*	Fate Therapeutics Inc.	66,078	1,929
*	Invitae Corp.	94,584	1,928
*	Biohaven Pharmaceutical Holding Co. Ltd.	42,715	1,886
*	Glaukos Corp.	42,443	1,867
*	Epizyme Inc.	84,734	1,816
*	Ra Pharmaceuticals Inc.	37,985	1,776
*	Ligand Pharmaceuticals Inc.	18,702	1,751
*	Heron Therapeutics Inc.	91,845	1,713
*	Xencor Inc.	51,683	1,679
*	Avanos Medical Inc.	51,655	1,674
*	Kodiak Sciences Inc.	25,717	1,645
*	AtriCure Inc.	41,479	1,594

16

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	BioTelemetry Inc.	36,245	1,548
*	STAAR Surgical Co.	48,480	1,521
	Turning Point Therapeutics Inc.	30,233	1,499
*	REGENXBIO Inc.	36,464	1,459
*	Magellan Health Inc.	23,977	1,439
	US Physical Therapy Inc.	13,718	1,430
*	Cardiovascular Systems Inc.	37,686	1,418
*	Forty Seven Inc.	24,260	1,407
*,^	Esperion Therapeutics Inc.	27,659	1,397
*	R1 RCM Inc.	113,370	1,392
*	Myriad Genetics Inc.	77,641	1,368
*	Endo International plc	245,316	1,354
*	Allscripts Healthcare Solutions Inc.	176,993	1,335
*	Brookdale Senior Living Inc.	201,828	1,326
*,^	Allakos Inc.	21,255	1,325
*	Coherus Biosciences Inc.	68,336	1,322
*	Corcept Therapeutics Inc.	104,579	1,320
*	Principia Biopharma Inc.	20,086	1,297
*	NanoString Technologies Inc.	36,171	1,290
*	Veracyte Inc.	51,554	1,273
*	Inspire Medical Systems Inc.	14,698	1,262
*	Editas Medicine Inc.	56,574	1,255
*,^	Tabula Rasa HealthCare Inc.	21,225	1,192
*	Theravance Biopharma Inc.	48,902	1,191
*	TG Therapeutics Inc.	94,078	1,181
*,^	Aimmune Therapeutics Inc.	49,203	1,172
*	Zogenix Inc.	46,652	1,170
*	Deciphera Pharmaceuticals Inc.	21,551	1,147
*,^	Allogene Therapeutics Inc.	42,452	1,146
*	Akebia Therapeutics Inc.	128,895	1,143
*	Revance Therapeutics Inc.	49,295	1,140
	Luminex Corp.	45,581	1,129
*	Shockwave Medical Inc.	27,798	1,116
*	Dicerna Pharmaceuticals Inc.	56,347	1,112
*	Arvinas Inc.	23,151	1,091
*	Sangamo Therapeutics Inc.	125,544	1,071
*	Karyopharm Therapeutics Inc.	65,025	1,063
*	Radius Health Inc.	49,305	1,038
*	CareDx Inc.	44,494	1,037
*	Addus HomeCare Corp.	13,594	1,037
*	Denali Therapeutics Inc.	52,077	1,030
*	Intra-Cellular Therapies Inc.	48,537	1,024
*	CryoLife Inc.	39,842	1,021
*	Tactile Systems Technology Inc.	20,050	1,011
*	Natus Medical Inc.	36,879	991
	National HealthCare Corp.	13,352	991
*	Supernus Pharmaceuticals Inc.	54,020	972
	Atrion Corp.	1,573	969
*	Varex Imaging Corp.	40,886	949
*	Enanta Pharmaceuticals Inc.	18,598	946
*	Innoviva Inc.	70,025	943
*	RadNet Inc.	45,699	934
*	Inogen Inc.	19,964	914
*	Hanger Inc.	39,576	913
*	Athenex Inc.	74,598	912
*	Alector Inc.	33,011	907
*	Portola Pharmaceuticals Inc.	83,323	842
*	Cytokinetics Inc.	60,318	841
*	Collegium Pharmaceutical Inc.	35,108	834
*	Aerie Pharmaceuticals Inc.	45,868	803
*	Intersect ENT Inc.	33,307	795
*	Kadmon Holdings Inc.	171,123	794
*	Cerus Corp.	153,643	790
*	Bridgebio Pharma Inc.	24,694	787

17

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	NextGen Healthcare Inc.	59,814	782
*	Providence Service Corp.	12,525	774
*	Y-mAbs Therapeutics Inc.	25,887	762
*	Vericel Corp	49,061	757
*	Tricida Inc.	23,775	756
*	Pennant Group Inc.	27,648	751
*	Evolent Health Inc.	80,876	747
*	Twist Bioscience Corp.	23,980	734
*	Madrigal Pharmaceuticals Inc.	8,515	734
*	Heska Corp.	7,672	732
*	Adverum Biotechnologies Inc	58,935	725
	National Research Corp.	12,951	712
*	ImmunoGen Inc.	158,327	705
*	Silk Road Medical Inc.	17,568	700
*	HealthStream Inc.	28,554	694
*	Retrophin Inc.	44,804	694
*	Orthofix Medical Inc.	19,588	692
*	Atara Biotherapeutics Inc.	55,823	678
*	PetIQ Inc.	21,605	672
*	Codexis Inc.	57,241	667
*	CorVel Corp.	9,665	666
*	G1 Therapeutics Inc.	37,001	664
*	Lantheus Holdings Inc.	42,194	656
*	Tivity Health Inc.	51,708	655
*,^	Cara Therapeutics Inc.	43,390	652
	NextCure Inc.	15,389	643
*	Rocket Pharmaceuticals Inc.	32,579	635
*	OPKO Health Inc.	418,016	627
*	Vanda Pharmaceuticals Inc.	56,727	626
^	Cortexyme Inc.	12,422	624
*	Eidos Therapeutics Inc.	12,315	623
*	Gossamer Bio Inc.	46,946	616
*,^	Omeros Corp.	51,156	609
*	Anika Therapeutics Inc.	14,571	608
*	Krystal Biotech Inc.	11,382	608
*	Amphastar Pharmaceuticals Inc.	39,374	606
*	Rhythm Pharmaceuticals Inc.	31,730	605
*	Axonics Modulation Technologies Inc.	17,069	605
*	Constellation Pharmaceuticals Inc.	16,871	596
*	Flexion Therapeutics Inc.	36,574	578
*	UroGen Pharma Ltd.	20,568	561
*	Intellia Therapeutics Inc.	41,939	560
	Phibro Animal Health Corp.	22,067	557
*	Antares Pharma Inc.	175,926	545
*,^	ZIOPHARM Oncology Inc.	174,441	539
*	Arcus Biosciences Inc.	35,277	537
*	Pacific Biosciences of California Inc.	156,013	530
	LeMaitre Vascular Inc.	17,838	508
*	Surmodics Inc.	14,355	501
*	Amneal Pharmaceuticals Inc.	129,234	498
	Option Care Health Inc.	33,627	496
*	BioCryst Pharmaceuticals Inc.	161,274	484
*,^	NGM Biopharmaceuticals Inc.	26,477	478
*	ANI Pharmaceuticals Inc.	9,919	476
*	AngioDynamics Inc.	40,414	464
*	Prothena Corp. plc	43,495	464
*	Community Health Systems Inc.	93,465	461
^	Novavax Inc.	28,797	461
	Owens & Minor Inc.	67,330	460
*	Axogen Inc.	37,114	459
*	Eagle Pharmaceuticals Inc.	9,864	453
*	OrthoPediatrics Corp.	9,743	452
*	Assembly Biosciences Inc.	24,956	452
*	MacroGenics Inc.	51,511	452

18

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Kura Oncology Inc.	37,207	449
*	Catalyst Pharmaceuticals Inc.	105,404	444
*	Progenics Pharmaceuticals Inc.	94,007	444
*	BioDelivery Sciences International Inc.	90,555	440
*	Kindred Biosciences Inc.	40,169	437
*	Karuna Therapeutics Inc.	4,970	434
*	Avrobio Inc.	22,441	433
*	Homology Medicines Inc.	27,046	433
*	Surgery Partners Inc.	26,174	430
*,^	Inovio Pharmaceuticals Inc.	100,371	430
*	Phathom Pharmaceuticals Inc.	11,675	422
*	PDL BioPharma Inc.	122,879	418
*	Viking Therapeutics Inc.	70,304	416
*,^	Clovis Oncology Inc.	54,527	411
*,^	TherapeuticsMD Inc.	240,053	406
^	Livongo Health Inc.	16,050	401
*	AnaptysBio Inc.	26,732	400
*	OraSure Technologies Inc.	65,930	398
*,^	Mallinckrodt plc	91,288	391
*	Rigel Pharmaceuticals Inc.	183,835	390
*	Avid Bioservices Inc.	61,010	384
*,^	Accelerate Diagnostics Inc.	29,983	384
*	Cue Biopharma Inc.	21,693	379
*	Odonate Therapeutics Inc.	12,808	379
*	Cutera Inc.	15,275	379
*	Pfenex Inc.	32,436	376
*	Triple-S Management Corp.	25,013	375
	Computer Programs & Systems Inc.	13,873	372
*	BioSpecifics Technologies Corp.	6,701	370
*	Meridian Bioscience Inc.	45,998	368
*	Cross Country Healthcare Inc.	38,597	366
^	Vir Biotechnology Inc.	7,802	363
	SpringWorks Therapeutics Inc.	11,321	362
*	Puma Biotechnology Inc.	33,429	360
*,^	Dynavax Technologies Corp.	90,295	356
*	Ardelyx Inc.	51,433	356
	Progyny Inc.	12,564	346
*	Spectrum Pharmaceuticals Inc.	120,844	346
*	SI-BONE Inc.	17,755	343
*	Mersana Therapeutics Inc.	38,940	337
	Phreesia Inc.	10,757	334
	Utah Medical Products Inc.	3,800	332
*	Quanterix Corp.	14,481	330
*	Calithera Biosciences Inc.	50,923	330
*	CytomX Therapeutics Inc.	48,808	327
*,^	CEL-SCI Corp.	29,402	323
*,^	Rubius Therapeutics Inc.	37,920	317
*	Precision BioSciences Inc.	38,951	312
*	Recro Pharma Inc.	21,427	307
*	Lannett Co. Inc.	35,230	306
*,^	Corbus Pharmaceuticals Holdings Inc.	64,345	305
*	MeiraGTx Holdings plc	18,626	302
*,^	Precigen Inc.	79,293	301
*	Stemline Therapeutics Inc.	49,843	300
*	SIGA Technologies Inc.	59,771	299
*	Agenus Inc.	117,501	297
*	Sorrento Therapeutics Inc.	136,496	296
*	Molecular Templates Inc.	18,245	294
	Applied Therapeutics Inc.	6,946	289
*	Voyager Therapeutics Inc.	26,289	287
*	Accuray Inc.	96,117	285
*	Translate Bio Inc.	37,559	285
*	AMAG Pharmaceuticals Inc.	36,715	285
*	Bioxcel Therapeutics Inc.	7,530	282

19

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals Ltd.	15,128	279
	Invacare Corp.	36,615	278
	IGM Biosciences Inc.	5,371	276
*	Albireo Pharma Inc.	11,770	275
	Health Catalyst Inc.	9,009	274
*	Scholar Rock Holding Corp.	18,869	266
*,^	Viela Bio Inc.	5,925	259
*,^	MannKind Corp.	203,210	258
*,^	XBiotech Inc.	20,255	248
*	Alphatec Holdings Inc.	42,398	248
*	Fluidigm Corp.	74,665	248
*	Crinetics Pharmaceuticals Inc.	11,973	246
	Stoke Therapeutics Inc.	9,910	245
*	Magenta Therapeutics Inc.	20,808	245
*	TransMedics Group Inc.	15,469	243
*	Eiger BioPharmaceuticals Inc	25,417	241
*	SeaSpine Holdings Corp.	17,052	241
*	Aprea Therapeutics Inc.	7,003	240
*	Minerva Neurosciences Inc.	32,402	236
*,^	Akcea Therapeutics Inc.	13,765	234
*	RTI Surgical Holdings Inc.	62,911	233
*,^	Geron Corp.	200,897	231
*	Gritstone Oncology Inc.	26,882	226
*	Beyondspring Inc.	13,912	221
*,^	Zynex Inc.	16,951	221
*	ViewRay Inc.	76,441	219
*	Aduro Biotech Inc.	71,735	219
*,^	Ocular Therapeutix Inc.	46,479	219
*	Apyx Medical Corp.	36,125	219
*	Syros Pharmaceuticals Inc.	37,132	217
	Oyster Point Pharma Inc.	6,107	216
*	GenMark Diagnostics Inc.	60,252	210
*	Joint Corp.	14,169	210
*	Cellular Biomedicine Group Inc.	13,057	208
*,^	WaVe Life Sciences Ltd.	24,407	206
*	Syndax Pharmaceuticals Inc.	21,815	205
*	CytoSorbents Corp.	33,901	204
*	VBI Vaccines Inc.	166,067	199
*	Concert Pharmaceuticals Inc.	23,185	196
*	Replimune Group Inc.	14,068	195
*	Aeglea BioTherapeutics Inc.	28,256	193
*	MediciNova Inc.	45,547	191
*	Rockwell Medical Inc.	67,571	190
*	Affimed NV	79,736	188
*	UNITY Biotechnology Inc.	30,970	186
*,^	Senseonics Holdings Inc.	131,951	185
*	KalVista Pharmaceuticals Inc.	13,684	184
*	Anavex Life Sciences Corp.	47,216	180
*	Sientra Inc.	41,956	176
*	Athersys Inc.	144,415	173
*,^	Evolus Inc.	20,025	172
*	Paratek Pharmaceuticals Inc.	35,241	168
*	Atreca Inc.	7,082	167
*	ChromaDex Corp.	44,908	166
*	Verrica Pharmaceuticals Inc.	13,866	165
*	Chiasma Inc.	36,812	164
*	Optinose Inc.	26,948	163
*	American Renal Associates Holdings Inc.	19,728	159
*	ADMA Biologics Inc.	54,261	158
*	Pieris Pharmaceuticals Inc.	49,446	154
*	La Jolla Pharmaceutical Co.	22,336	152
*	Genesis Healthcare Inc.	91,654	151
*	TCR2 Therapeutics Inc.	12,628	150
*	Protagonist Therapeutics Inc.	18,844	147

20

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	MEI Pharma Inc.	75,199	145
^	CorMedix Inc.	27,519	143
*	Five Prime Therapeutics Inc.	36,709	141
*	Vapotherm Inc.	16,205	140
	X4 Pharmaceuticals Inc.	13,012	139
*	Marinus Pharmaceuticals Inc.	54,875	137
	Satsuma Pharmaceuticals Inc.	4,802	137
*	Frequency Therapeutics Inc.	6,242	135
*	Spero Therapeutics Inc.	13,874	132
*	GlycoMimetics Inc.	36,459	132
*	IntriCon Corp.	8,775	131
*,^	Kala Pharmaceuticals Inc.	24,113	129
*	Palatin Technologies Inc.	247,664	126
*	OptimizeRx Corp.	15,141	126
*	Cymabay Therapeutics Inc.	76,100	126
*	Lexicon Pharmaceuticals Inc.	45,204	125
	Castle Biosciences Inc.	4,158	124
*	Harpoon Therapeutics Inc.	8,111	124
*	Seres Therapeutics Inc.	39,032	123
*	Misonix Inc.	8,711	121
*	Lineage Cell Therapeutics Inc.	118,960	120
*	Akorn Inc.	101,737	118
*,^	Catasys Inc.	7,800	118
*	iRadimed Corp.	4,933	117
*	Apollo Medical Holdings Inc.	6,642	116
*	Akero Therapeutics Inc.	5,290	115
*	Adamas Pharmaceuticals Inc.	24,986	114
*	Abeona Therapeutics Inc.	36,966	114
*	89bio Inc.	3,188	114
*	Sutro Biopharma Inc.	11,613	113
*	AcelRx Pharmaceuticals Inc.	85,120	112
*	BioLife Solutions Inc.	7,882	112
*	Strongbridge Biopharma plc	40,030	111
*,^	Zynerba Pharmaceuticals Inc.	25,271	108
*	Cyclerion Therapeutics Inc.	25,084	107
*	Hookipa Pharma Inc.	10,812	107
*	Cabaletta Bio Inc.	7,078	106
*	Enzo Biochem Inc.	48,570	103
*	Xeris Pharmaceuticals Inc.	28,718	102
*	Prevail Therapeutics Inc.	7,828	100
*	Castlight Health Inc.	109,465	99
*	CASI Pharmaceuticals Inc.	54,845	97
*	Aldeyra Therapeutics Inc.	25,166	96
*,^	Galectin Therapeutics Inc.	44,335	94
*	Chimerix Inc.	52,864	94
*	Evofem Biosciences Inc.	15,401	91
*,^	Savara Inc.	39,416	90
*,^	EyePoint Pharmaceuticals Inc.	68,374	88
*	Mustang Bio Inc.	30,188	88
*	Fulcrum Therapeutics Inc.	4,622	87
	Morphic Holding Inc.	5,471	86
*	Eloxx Pharmaceuticals Inc.	27,197	85
*	Pulse Biosciences Inc.	12,364	85
*	Personalis Inc.	9,415	82
*	Millendo Therapeutics Inc.	10,412	80
*	Jounce Therapeutics Inc.	17,363	78
*,^	Tyme Technologies Inc.	65,077	77
*	Assertio Therapeutics Inc.	71,436	77
*,^	Evelo Biosciences Inc.	15,094	76
*	Kaleido Biosciences Inc.	12,321	74
*	Cerecor Inc.	24,005	73
*,^	Marker Therapeutics Inc.	29,389	73
*	LogicBio Therapeutics Inc.	9,011	72
*	Kezar Life Sciences Inc.	16,397	72

21

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Solid Biosciences Inc.	21,586	71
*	Acorda Therapeutics Inc.	47,531	68
*	Calyxt Inc.	10,104	64
*,^	BioSig Technologies Inc.	17,347	63
*	PhaseBio Pharmaceuticals Inc.	14,629	62
	Exagen Inc.	3,594	61
*,^	Soliton Inc.	5,793	61
*	Liquidia Technologies Inc.	14,604	60
*,^	Baudax Bio Inc.	8,576	60
*	Conformis Inc.	68,481	53
*	Celcuity Inc.	6,276	53
*	Menlo Therapeutics Inc.	17,028	50
*	Osmotica Pharmaceuticals plc	8,574	50
*,^	Enochian Biosciences Inc.	14,936	49
	Mirum Pharmaceuticals Inc.	2,919	48
*	Oncocyte Corp.	22,417	48
*	Checkpoint Therapeutics Inc.	27,492	48
*	Organogenesis Holdings Inc. Class A	12,188	48
*	Neuronetics Inc.	14,464	42
*	Aclaris Therapeutics Inc.	33,438	38
*	Synlogic Inc.	16,555	34
*	Galera Therapeutics Inc.	1,990	34
	RAPT Therapeutics Inc.	1,692	33
*	Tocagen Inc.	23,045	33
	Axcella Health Inc.	8,467	32
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	32,046	28
*	AgeX Therapeutics Inc.	23,712	27
*	Centogene NV	2,041	27
*	resTORbio Inc.	17,829	25
	Passage Bio Inc.	1,088	24
*,^	PolarityTE Inc.	16,744	23
	TransEnterix Inc.	19,111	23
	Tela Bio Inc.	1,339	21
*	Acer Therapeutics Inc.	6,035	20
*	Neon Therapeutics Inc.	13,196	20
*,^	ElectroCore Inc.	15,087	11
*,§	Oncternal Therapeutics Inc. CVR	846	2
§	Synergy Pharmaceuticals Inc.	224,815	1
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	1,953	1
			373,854
Materials & Processing (6.3%)
*	Trex Co. Inc.	64,059	6,127
*	RBC Bearings Inc.	26,439	4,526
	Cabot Microelectronics Corp.	31,609	4,402
	Simpson Manufacturing Co. Inc.	48,805	3,877
	Louisiana-Pacific Corp.	128,786	3,664
	Rexnord Corp.	115,936	3,381
	Balchem Corp.	35,104	3,316
	Universal Forest Products Inc.	64,910	3,042
*	Builders FirstSource Inc.	124,322	2,823
	AAON Inc.	44,793	2,464
	PolyOne Corp.	98,245	2,433
*	Summit Materials Inc.	122,680	2,397
	Commercial Metals Co.	128,516	2,347
	Innospec Inc.	26,510	2,294
	Sensient Technologies Corp.	46,193	2,272
	Quaker Chemical Corp.	14,314	2,255
*	Beacon Roofing Supply Inc.	74,034	2,199
	HB Fuller Co.	55,518	2,178
*	Ingevity Corp.	45,902	2,067
	Compass Minerals International Inc.	37,212	2,030
*	Novagold Resources Inc.	252,552	2,015
	Advanced Drainage Systems Inc.	47,340	1,982
*	Masonite International Corp.	26,865	1,975

22

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Stepan Co.	22,310	1,959
	Carpenter Technology Corp.	51,346	1,887
	Mueller Water Products Inc.	170,938	1,872
*	Gibraltar Industries Inc.	35,218	1,784
*	BMC Stock Holdings Inc.	72,611	1,781
	Minerals Technologies Inc.	37,980	1,704
	Belden Inc.	42,594	1,701
^	Cleveland-Cliffs Inc.	292,639	1,700
	Mueller Industries Inc.	60,491	1,693
	Comfort Systems USA Inc.	39,659	1,674
*	Installed Building Products Inc.	24,711	1,632
	Kaiser Aluminum Corp.	17,205	1,627
	Boise Cascade Co.	42,373	1,503
*	Livent Corp.	159,974	1,429
	Hecla Mining Co.	535,696	1,414
*	JELD-WEN Holding Inc.	73,676	1,385
	Worthington Industries Inc.	42,253	1,344
	Patrick Industries Inc.	24,629	1,301
*	GCP Applied Technologies Inc.	59,078	1,150
	Schweitzer-Mauduit International Inc.	33,751	1,138
*	Coeur Mining Inc.	259,958	1,081
	Neenah Inc.	18,283	1,056
*	Ferro Corp.	88,550	1,029
	Greif Inc. Class A	28,710	1,015
	Materion Corp.	22,149	1,004
*	GMS Inc.	43,451	993
	Trinseo SA	42,897	939
*	PGT Innovations Inc.	61,637	935
	Orion Engineered Carbons SA	65,764	934
	Apogee Enterprises Inc.	28,649	865
*	AK Steel Holding Corp.	344,094	795
*	MRC Global Inc.	85,780	746
	Tronox Holdings plc Class A	99,659	731
	Chase Corp.	8,006	711
	Griffon Corp.	39,254	683
	PH Glatfelter Co.	47,028	671
*	Verso Corp.	38,130	622
	Quanex Building Products Corp.	35,614	598
*	PQ Group Holdings Inc.	41,380	549
	Myers Industries Inc.	38,774	526
	Tredegar Corp.	28,395	484
*	OMNOVA Solutions Inc.	47,774	483
	American Vanguard Corp.	31,585	482
*	Clearwater Paper Corp.	17,402	475
*	US Concrete Inc.	17,474	469
	Schnitzer Steel Industries Inc.	27,548	454
*	Koppers Holdings Inc.	20,435	447
*	AdvanSix Inc.	30,238	439
	Insteel Industries Inc.	20,258	403
	Hawkins Inc.	10,652	381
*	Cornerstone Building Brands Inc.	50,104	368
	US Silica Holdings Inc.	79,963	367
*	UFP Technologies Inc.	7,360	363
	NN Inc.	45,758	355
*	Kraton Corp.	34,200	346
	Haynes International Inc.	13,632	345
*	Foundation Building Materials Inc.	22,067	344
*	Unifi Inc.	15,712	336
*	Northwest Pipe Co.	10,419	329
*	Century Aluminum Co.	54,746	317
*	Landec Corp.	28,099	288
	FutureFuel Corp.	28,016	285
*	Forterra Inc.	19,991	271
	Caesarstone Ltd.	24,606	266

23

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Gold Resource Corp.	65,824	265
	Kronos Worldwide Inc.	24,693	247
	Omega Flex Inc.	3,150	247
	Greif Inc.	6,117	245
*	TimkenSteel Corp.	43,625	221
*,^	Amyris Inc.	64,688	206
*	Intrepid Potash Inc.	103,215	183
*	Lawson Products Inc.	4,518	181
	Oil-Dri Corp. of America	5,747	175
	United States Lime & Minerals Inc.	2,163	174
*	LB Foster Co.	10,795	170
*	Veritiv Corp.	14,054	169
	Eastern Co.	5,798	148
*	Ryerson Holding Corp.	17,459	145
	Rayonier Advanced Materials Inc.	52,558	129
	Olympic Steel Inc.	10,142	122
*,^	Energy Fuels Inc.	101,094	119
*	BlueLinx Holdings Inc.	9,893	116
*,^	Uranium Energy Corp.	191,153	115
	Culp Inc.	12,173	111
*	Synalloy Corp.	9,118	104
*	Concrete Pumping Holdings Inc.	17,612	91
*	Marrone Bio Innovations Inc.	58,655	66
*	Armstrong Flooring Inc.	19,159	51
*	LSB Industries Inc.	23,677	46
	Valhi Inc.	32,810	46
*	NL Industries Inc.	8,556	29
	CompX International Inc.	1,880	26
			127,271
Other (0.1%)[1]
	PPD Inc.	13,614	380
*	Reynolds Consumer Products Inc.	10,195	294
*	Arcutis Biotherapeutics Inc.	4,077	108
	Schrodinger Inc.	1,741	81
*	REVOLUTION Medicines Inc.	1,225	38
	Beam Therapeutics Inc.	1,500	34
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	6,201	28
*	1Life Healthcare Inc.	1,021	22
*	Black Diamond Therapeutics Inc.	673	18
*	Bill.Com Holdings Inc.	289	16
*,^	Casper Sleep Inc.	1,530	14
*,§	A Schulman Inc. CVR	30,360	13
*,^,§	Corium CVR	31,548	6
*,§	NewStar Financial Inc. CVR	18,788	5
*,§	Media General Inc. CVR	85,418	3
*,§	Omthera Pharmeceuticals Rights	2,012	1
*,§	Clinical Data CVR	913	—
			1,061
Producer Durables (13.9%)
*	Generac Holdings Inc.	66,670	6,866
*	Axon Enterprise Inc.	63,600	4,921
	Tetra Tech Inc.	59,490	4,811
	MSA Safety Inc.	38,472	4,681
	EMCOR Group Inc.	60,841	4,680
*	Darling Ingredients Inc.	179,015	4,601
*	FTI Consulting Inc.	40,582	4,569
	MAXIMUS Inc.	69,263	4,365
	Brink's Co.	54,428	4,261
	Exponent Inc.	56,389	4,153
	KBR Inc.	154,356	4,007
*	Aerojet Rocketdyne Holdings Inc.	79,627	3,924
*	TopBuild Corp.	36,496	3,686
	John Bean Technologies Corp.	33,993	3,293
*	MasTec Inc.	65,429	3,211

24

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	UniFirst Corp.	16,498	3,065
	EnerSys	46,542	2,866
*	Itron Inc.	37,351	2,833
*	ASGN Inc.	55,695	2,824
	Watts Water Technologies Inc.	30,062	2,823
	Barnes Group Inc.	51,390	2,760
	Insperity Inc.	40,939	2,754
	GATX Corp.	38,188	2,732
*	ExlService Holdings Inc.	36,543	2,728
	Moog Inc.	35,095	2,707
*	Advanced Disposal Services Inc.	78,816	2,606
	Franklin Electric Co. Inc.	50,365	2,603
*	Proto Labs Inc.	29,432	2,579
*	TriNet Group Inc.	48,758	2,577
	ESCO Technologies Inc.	27,861	2,533
	Kennametal Inc.	89,366	2,484
*	Saia Inc.	28,290	2,470
	Brady Corp. Class A	52,174	2,470
*	Advanced Energy Industries Inc.	41,506	2,469
	Applied Industrial Technologies Inc.	41,825	2,467
	SkyWest Inc.	53,710	2,438
*	Casella Waste Systems Inc.	49,997	2,422
	ABM Industries Inc.	72,587	2,390
*	Allegheny Technologies Inc.	137,240	2,345
*	Chart Industries Inc.	39,270	2,235
	Healthcare Services Group Inc.	81,160	2,235
	Herman Miller Inc.	64,155	2,197
	Korn Ferry	61,450	2,150
	Albany International Corp.	33,397	2,140
*	Spirit Airlines Inc.	74,777	2,127
	Altra Industrial Motion Corp.	70,021	2,109
	Otter Tail Corp.	43,062	2,093
	Triton International Ltd.	58,922	2,025
*	SPX Corp.	47,580	1,995
*	Navistar International Corp.	54,074	1,963
	Allegiant Travel Co.	14,154	1,918
	Federal Signal Corp.	65,235	1,892
*	Atkore International Group Inc.	50,991	1,882
	Badger Meter Inc.	31,177	1,877
*	Welbilt Inc.	141,550	1,871
	Mobile Mini Inc.	47,866	1,866
	Hillenbrand Inc.	79,405	1,858
	Cubic Corp.	34,081	1,855
	McGrath RentCorp	26,406	1,834
	Aircastle Ltd.	57,042	1,817
	Forward Air Corp.	30,721	1,813
	Covanta Holding Corp.	128,956	1,723
*	SPX FLOW Inc.	45,684	1,680
	Kaman Corp.	30,187	1,674
	Werner Enterprises Inc.	49,320	1,657
*	Hub Group Inc.	35,239	1,629
*	Kratos Defense & Security Solutions Inc.	98,314	1,599
	Matson Inc.	46,369	1,540
	Steelcase Inc.	94,890	1,539
	HNI Corp.	46,782	1,536
	Deluxe Corp.	45,976	1,531
	Terex Corp.	69,185	1,523
	ICF International Inc.	19,812	1,505
*	OSI Systems Inc.	18,407	1,496
*	CBIZ Inc.	55,985	1,458
*	Huron Consulting Group Inc.	24,464	1,452
	Tennant Co.	19,623	1,404
*	Sykes Enterprises Inc.	41,724	1,322
*	Enerpac Tool Group Corp. Class A	60,063	1,284

25

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Helios Technologies Inc.	32,003	1,272
	Rush Enterprises Inc. Class A	30,173	1,265
	AAR Corp.	36,377	1,257
*	TriMas Corp.	48,962	1,241
	EnPro Industries Inc.	22,480	1,213
*	AeroVironment Inc.	23,242	1,194
	Alamo Group Inc.	10,634	1,178
	Lindsay Corp.	11,791	1,168
*,^	Plug Power Inc.	267,155	1,159
*	Air Transport Services Group Inc.	63,815	1,142
	Raven Industries Inc.	39,249	1,127
	US Ecology Inc.	26,337	1,108
	Kadant Inc.	11,985	1,088
	Encore Wire Corp.	22,215	1,088
	SFL Corp. Ltd.	89,295	1,084
	CSW Industrials Inc.	16,236	1,069
*	FARO Technologies Inc.	18,651	1,068
	Douglas Dynamics Inc.	24,450	1,064
	Hawaiian Holdings Inc.	50,410	1,053
	AZZ Inc.	28,396	1,048
	Mesa Laboratories Inc.	4,370	1,046
	Granite Construction Inc.	51,253	1,041
	Triumph Group Inc.	54,135	1,029
*	Harsco Corp.	85,120	1,021
*	Dycom Industries Inc.	33,199	981
*	Herc Holdings Inc.	26,332	966
	Scorpio Tankers Inc.	48,077	951
	Knoll Inc.	53,564	945
	Primoris Services Corp.	48,458	920
	Astec Industries Inc.	24,235	910
*	SP Plus Corp.	24,913	910
	Heartland Express Inc.	50,222	899
	Standex International Corp.	13,494	856
	Greenbrier Cos. Inc.	35,085	850
*	Vicor Corp.	19,430	840
	ACCO Brands Corp.	104,204	835
	H&E Equipment Services Inc.	34,852	828
	Marten Transport Ltd.	42,326	827
	MTS Systems Corp.	19,653	789
	Columbus McKinnon Corp.	25,181	783
*	CIRCOR International Inc.	21,322	767
*	SEACOR Holdings Inc.	19,100	712
*	Atlas Air Worldwide Holdings Inc.	25,450	680
	Argan Inc.	16,159	674
	Kforce Inc.	22,084	673
*	Great Lakes Dredge & Dock Corp.	66,442	644
*	Vectrus Inc.	12,310	641
	Pitney Bowes Inc.	187,322	641
*	Tutor Perini Corp.	43,795	635
	Wabash National Corp.	57,542	632
	Kimball International Inc.	39,032	632
*	TrueBlue Inc.	42,197	628
*	Thermon Group Holdings Inc.	35,208	619
	Gorman-Rupp Co.	19,300	617
*	Conduent Inc.	188,064	615
	Kelly Services Inc.	36,254	602
*	Aegion Corp.	33,409	602
*	NV5 Global Inc.	11,162	598
*	Tidewater Inc.	42,396	589
	TTEC Holdings Inc.	15,639	585
*	CryoPort Inc.	34,473	576
	Ennis Inc.	27,996	563
	DHT Holdings Inc.	99,955	555
	ArcBest Corp.	27,913	553

26

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	International Seaways Inc.	27,563	548
*	Echo Global Logistics Inc.	29,344	541
	Spartan Motors Inc.	36,560	539
	Hyster-Yale Materials Handling Inc.	11,084	534
*	Ducommun Inc.	11,735	524
*	Astronics Corp.	24,989	507
*	DXP Enterprises Inc.	17,804	505
	Nordic American Tankers Ltd.	152,138	490
*	Manitowoc Co. Inc.	38,416	479
*	BrightView Holdings Inc.	34,135	478
*	Textainer Group Holdings Ltd.	57,594	475
	Barrett Business Services Inc.	7,926	475
	Luxfer Holdings plc	30,041	466
	Heidrick & Struggles International Inc.	20,135	449
*	MYR Group Inc.	17,544	448
*	CAI International Inc.	17,944	444
	Teekay Tankers Ltd. Class A	26,391	437
*	Heritage-Crystal Clean Inc.	15,993	421
	Resources Connection Inc.	33,586	421
*	Team Inc.	32,744	417
*	Forrester Research Inc.	11,460	413
	Hackett Group Inc.	26,739	412
*	Energy Recovery Inc.	41,095	404
*	Modine Manufacturing Co.	54,064	403
*	Sterling Construction Co. Inc.	28,501	389
	CRA International Inc.	8,175	380
	Costamare Inc.	56,018	366
	Miller Industries Inc.	12,069	359
*	Willdan Group Inc.	10,914	336
*	Dorian LPG Ltd.	29,841	332
	Powell Industries Inc.	9,743	326
*	Construction Partners Inc. Class A	19,083	325
*	Vishay Precision Group Inc.	11,387	313
	Allied Motion Technologies Inc.	7,707	297
*	Blue Bird Corp.	16,506	295
	Park Aerospace Corp.	20,316	283
	Systemax Inc.	13,448	281
	VSE Corp.	9,508	280
*	Teekay Corp.	74,820	274
*	Arlo Technologies Inc.	81,718	268
*	Napco Security Technologies Inc.	12,624	257
*	Diamond S Shipping Inc.	24,228	250
	GasLog Ltd.	44,140	248
	Park-Ohio Holdings Corp.	9,470	232
	REV Group Inc.	29,629	232
*	CECO Environmental Corp.	33,301	225
*	Lydall Inc.	18,557	221
*	Transcat Inc.	7,484	216
*	IES Holdings Inc.	8,938	208
*	Titan Machinery Inc.	20,601	208
	Ardmore Shipping Corp.	36,207	199
	Hurco Cos. Inc.	6,880	194
	Scorpio Bulkers Inc.	59,419	191
	Rush Enterprises Inc. Class B	4,512	189
*	Radiant Logistics Inc.	42,267	186
*	Willis Lease Finance Corp.	3,138	178
	Graham Corp.	10,381	172
	Quad/Graphics Inc.	35,277	169
*	Daseke Inc.	50,422	166
	BG Staffing Inc.	10,729	165
*	Target Hospitality Corp.	34,973	164
*	Covenant Transportation Group Inc.	13,523	164
	Preformed Line Products Co.	3,327	162
	Advanced Emissions Solutions Inc.	18,132	161

27

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Eagle Bulk Shipping Inc.	47,618	158
*	American Superconductor Corp.	23,067	158
*	GP Strategies Corp.	14,146	157
*	Mistras Group Inc.	19,523	153
*	InnerWorkings Inc.	47,789	150
	RR Donnelley & Sons Co.	76,624	146
*	Commercial Vehicle Group Inc.	32,805	143
	Briggs & Stratton Corp.	45,040	143
	Universal Logistics Holdings Inc.	8,646	133
*	Mesa Air Group Inc.	22,693	131
	Genco Shipping & Trading Ltd.	16,173	124
*	DHI Group Inc	54,335	124
*	Information Services Group Inc.	39,049	124
	Titan International Inc.	55,164	122
*	Overseas Shipholding Group Inc. Class A	71,197	122
*	Liquidity Services Inc.	29,224	115
*	StarTek Inc.	18,057	112
*,^	EVI Industries Inc.	4,976	110
*	US Xpress Enterprises Inc.	24,174	104
*	Gencor Industries Inc.	10,179	102
*	General Finance Corp.	12,786	100
*	Twin Disc Inc.	11,419	92
*	PAM Transportation Services Inc.	2,082	82
*	PRGX Global Inc.	21,805	79
*	YRC Worldwide Inc.	36,891	78
*	Safe Bulkers Inc.	56,864	75
*,^	Wrap Technologies Inc.	9,137	54
*	Mayville Engineering Co. Inc.	6,924	50
*,^	Energous Corp.	30,616	42
	Roadrunner Transportation Systems Inc.	3,644	27
*	Charah Solutions Inc.	10,610	23
*	Exela Technologies Inc.	52,338	13
			280,861
Technology (12.9%)
*	Lumentum Holdings Inc.	84,290	6,559
*	Tech Data Corp.	38,684	5,508
	Science Applications International Corp.	63,101	5,056
*	Five9 Inc.	65,213	4,762
	j2 Global Inc.	50,826	4,439
*	Cirrus Logic Inc.	63,486	4,358
*	Mercury Systems Inc.	59,148	4,345
*	Silicon Laboratories Inc.	46,839	4,154
*	Verint Systems Inc.	72,399	3,973
*	Envestnet Inc.	52,623	3,972
*	Everbridge Inc.	36,232	3,828
	Perspecta Inc.	152,478	3,807
*	Inphi Corp.	48,999	3,658
	Blackbaud Inc.	53,275	3,612
*	Q2 Holdings Inc.	47,609	3,588
*	ACI Worldwide Inc.	125,556	3,499
*	Viavi Solutions Inc.	250,875	3,309
*	Novanta Inc.	36,725	3,276
*	Anixter International Inc.	33,170	3,234
*	Blackline Inc.	47,108	2,948
*	Qualys Inc.	36,684	2,941
*	II-VI Inc.	97,515	2,895
*	Semtech Corp.	71,918	2,840
*	Acacia Communications Inc.	41,308	2,830
	Vishay Intertechnology Inc.	144,663	2,705
	Power Integrations Inc.	30,842	2,685
	Brooks Automation Inc.	77,467	2,673
*	Box Inc.	156,386	2,619
*	Varonis Systems Inc.	32,320	2,593
*	LiveRamp Holdings Inc.	73,107	2,591

28

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)

*	Cornerstone OnDemand Inc.	62,090	2,548
*	Rapid7 Inc.	53,707	2,487
*	Lattice Semiconductor Corp.	137,547	2,469
*	Synaptics Inc.	36,650	2,421
*	SailPoint Technologies Holding Inc.	93,533	2,368
*	Rogers Corp.	20,187	2,342
*	Yelp Inc.	74,837	2,340
*	Cloudera Inc.	262,785	2,339
*	Fabrinet	39,794	2,193
	ManTech International Corp.	29,213	2,188
*	Verra Mobility Corp. Class A	139,127	2,107
*	Appfolio Inc.	17,132	2,107
*	Insight Enterprises Inc.	38,050	2,096
*	Bottomline Technologies DE Inc.	47,248	2,092
*	Plexus Corp.	31,462	2,087
*	Cargurus Inc.	81,771	2,084
*	Ambarella Inc.	34,444	2,048
*	NetScout Systems Inc.	78,249	2,011
*	SPS Commerce Inc.	38,137	2,006
*	Sanmina Corp.	74,819	1,967
*	Diodes Inc.	44,694	1,967
*	Alarm.com Holdings Inc.	40,077	1,934
*	CommVault Systems Inc.	44,689	1,864
*	FormFactor Inc.	82,328	1,842
	Progress Software Corp.	48,488	1,808
	InterDigital Inc.	34,063	1,802
*	LivePerson Inc.	67,780	1,793
*	SVMK Inc.	94,700	1,726
*	Workiva Inc.	40,113	1,714
*	Rambus Inc.	120,463	1,684
*	PROS Holdings Inc.	35,892	1,643
*,^	Appian Corp. Class A	37,155	1,640
	KEMET Corp.	62,055	1,618
*	Onto Innovation Inc.	52,537	1,606
	CSG Systems International Inc.	35,863	1,587
*	Avaya Holdings Corp.	121,060	1,569
*	Yext Inc.	103,206	1,565
*	Inovalon Holdings Inc.	79,398	1,547
*	Altair Engineering Inc.	43,640	1,519
*	ForeScout Technologies Inc.	46,212	1,504
*	Knowles Corp.	88,758	1,475
*,^	iRobot Corp.	29,956	1,438
*	Perficient Inc.	34,814	1,426
*	TTM Technologies Inc.	108,127	1,405
*	Virtusa Corp.	31,303	1,381
*	Infinera Corp.	194,765	1,324
	NIC Inc.	71,760	1,312
*	Zuora Inc. Class A	96,616	1,279
*	MACOM Technology Solutions Holdings Inc.	50,143	1,267
	Methode Electronics Inc.	39,895	1,223
*	MicroStrategy Inc.	9,030	1,220
*	3D Systems Corp.	125,513	1,150
*	Amkor Technology Inc.	107,110	1,118
	AVX Corp.	51,318	1,116
*	MaxLinear Inc.	72,162	1,116
*	Bandwidth Inc. Class A	17,551	1,104
	Benchmark Electronics Inc.	40,343	1,097
*	ePlus Inc.	14,447	1,094
*	Model N Inc.	35,962	1,043
	TiVo Corp.	135,850	1,028
*	Tenable Holdings Inc.	41,155	1,009
	Maxar Technologies Inc.	65,211	992
*	Upland Software Inc.	24,712	962
	CTS Corp.	35,540	927

29

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Xperi Corp.	53,793	925
*	Blucora Inc.	53,084	924
*	Ultra Clean Holdings Inc.	43,100	901
*	Glu Mobile Inc.	126,407	900
	Cohu Inc.	43,949	900
*	Stratasys Ltd.	55,635	890
*	Photronics Inc.	71,163	886
*	Unisys Corp.	55,563	863
*	Axcelis Technologies Inc.	35,224	845
*	Vocera Communications Inc.	34,080	831
*	Parsons Corp.	20,950	819
*	ScanSource Inc.	27,700	788
	Comtech Telecommunications Corp.	25,949	727
*	Agilysys Inc.	22,278	716
*	Veeco Instruments Inc.	52,602	704
*	Ichor Holdings Ltd.	23,832	689
*	CEVA Inc.	23,711	674
	Ebix Inc.	25,116	664
*	Groupon Inc.	493,192	661
*	Extreme Networks Inc.	130,840	658
*	Limelight Networks Inc.	123,663	624
*	NETGEAR Inc.	32,609	615
	QAD Inc.	12,519	614
*	Rubicon Project Inc.	53,568	608
*	nLight Inc.	36,120	596
*	OneSpan Inc.	35,835	592
*	Harmonic Inc.	95,993	589
*	Diebold Nixdorf Inc.	83,809	588
*	Telaria Inc.	47,889	585
*	Eventbrite Inc. Class A	39,962	584
*	TechTarget Inc.	24,993	578
*	Impinj Inc.	18,229	561
*,^	GTT Communications Inc.	36,805	557
*	Anterix Inc.	11,796	553
*	Upwork Inc.	62,867	545
*	Tucows Inc.	10,340	528
*	Digital Turbine Inc.	85,044	521
	American Software Inc.	31,544	519
	Plantronics Inc.	36,806	505
	PC Connection Inc.	12,299	500
*	Zix Corp.	58,394	460
*	Calix Inc.	50,962	459
*	PDF Solutions Inc.	30,898	452
*	Loral Space & Communications Inc.	14,022	436
*	MobileIron Inc.	106,869	433
	ADTRAN Inc.	52,407	422
	Simulations Plus Inc.	12,896	420
*	Domo Inc.	19,036	401
*	Digi International Inc.	30,061	398
*	Benefitfocus Inc.	31,791	397
*	SMART Global Holdings Inc.	14,687	394
*	EverQuote Inc. Class A	9,569	389
*	Meet Group Inc.	74,941	382
*,^	VirnetX Holding Corp.	66,397	372
*	Kimball Electronics Inc.	27,010	366
*	A10 Networks Inc.	53,369	358
*	Adesto Technologies Corp.	29,182	358
*	Mitek Systems Inc.	40,831	356
*	CalAmp Corp.	36,133	348
*	Ping Identity Holding Corp.	14,941	346
*	Inseego Corp.	48,789	339
*	PAR Technology Corp.	12,610	334
*	Brightcove Inc.	42,488	331
	NVE Corp.	5,190	328

30

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	DSP Group Inc.	24,091	328
*	ShotSpotter Inc.	8,882	316
*	TrueCar Inc.	114,338	301
*	Endurance International Group Holdings Inc.	77,703	290
*	NeoPhotonics Corp.	42,788	283
*	PlayAGS Inc.	28,942	280
*	Ooma Inc.	21,528	276
*	ChannelAdvisor Corp.	28,944	276
*	Intelligent Systems Corp.	7,418	272
*	Digimarc Corp.	12,795	256
*	Alpha & Omega Semiconductor Ltd.	22,160	240
*	Immersion Corp.	34,303	240
*	GTY Technology Holdings Inc.	42,891	231
*	Avid Technology Inc.	30,665	227
*	Telenav Inc.	37,139	222
*	Ribbon Communications Inc.	65,314	211
*	Iteris Inc.	43,330	209
*	Synchronoss Technologies Inc.	42,299	208
*,^	Akoustis Technologies Inc.	27,749	201
	Daktronics Inc.	39,662	195
*	KVH Industries Inc.	17,945	187
*	comScore Inc.	52,937	185
*,^	Applied Optoelectronics Inc.	20,493	183
*	eGain Corp.	22,388	181
*	AXT Inc.	42,536	148
*	Clearfield Inc.	12,025	129
*	SharpSpring Inc.	10,950	125
	Bel Fuse Inc.	10,807	124
*	Acacia Research Corp.	53,675	123
*	SecureWorks Corp.	8,847	123
*	GSI Technology Inc.	17,603	117
*	Casa Systems Inc.	34,700	114
*	Rimini Street Inc.	21,715	100
	AstroNova Inc.	7,244	79
*	Airgain Inc.	9,624	76
*	DASAN Zhone Solutions Inc.	8,523	65
*	Majesco	8,073	54
*	Leaf Group Ltd.	19,600	52
*	Travelzoo	5,474	45
	TESSCO Technologies Inc.	7,034	42
*	Phunware Inc.	34,503	35
*	Sonim Technologies Inc.	10,781	31
*	Coda Octopus Group Inc.	4,751	30
*	Cambium Networks Corp.	4,641	29
*,^	Ideanomics Inc.	55,310	20
			260,060
Utilities (4.6%)
	Portland General Electric Co.	97,836	5,323
	Black Hills Corp.	66,553	4,805
	ONE Gas Inc.	56,947	4,678
	PNM Resources Inc.	86,728	4,083
	Spire Inc.	54,172	4,066
	ALLETE Inc.	56,537	3,901
	NorthWestern Corp.	55,204	3,883
	Southwest Gas Holdings Inc.	59,218	3,830
	Avista Corp.	72,593	3,423
	New Jersey Resources Corp.	96,819	3,419
	Cogent Communications Holdings Inc.	46,260	3,377
	American States Water Co.	39,919	3,057
	Ormat Technologies Inc.	43,251	3,014
	El Paso Electric Co.	44,173	2,998
*	Iridium Communications Inc.	107,980	2,923
	South Jersey Industries Inc.	100,928	2,730
	MGE Energy Inc.	38,100	2,718

31

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Pattern Energy Group Inc. Class A	96,170	2,601
	California Water Service Group	52,457	2,516
	Shenandoah Telecommunications Co.	52,323	2,325
*	Vonage Holdings Corp.	247,066	2,214
	Northwest Natural Holding Co.	33,027	2,172
*	8x8 Inc.	102,343	1,893
	SJW Group	28,736	1,758
*	Evoqua Water Technologies Corp.	81,607	1,711
	Clearway Energy Inc.	79,389	1,670
	TerraForm Power Inc.	86,722	1,630
	Chesapeake Utilities Corp.	17,472	1,494
	Middlesex Water Co.	17,743	1,055
	Unitil Corp.	16,028	903
	Clearway Energy Inc. Class A	39,067	793
*	Cincinnati Bell Inc.	53,990	705
	ATN International Inc.	11,972	645
*	Boingo Wireless Inc.	47,506	602
	York Water Co.	14,084	596
	Consolidated Communications Holdings Inc.	76,581	476
*	AquaVenture Holdings Ltd.	15,254	413
	Artesian Resources Corp.	8,722	299
*,^	Intelsat SA	73,253	283
*	Atlantic Power Corp.	116,109	264
*	ORBCOMM Inc.	79,266	262
	Consolidated Water Co. Ltd.	15,631	253
*	Pure Cycle Corp.	18,544	229
	RGC Resources Inc.	8,142	224
*,^	Gogo Inc.	59,678	215
	Spok Holdings Inc.	19,108	190
	Global Water Resources Inc.	12,971	155
*	IDT Corp.	18,360	141
*,^	Cadiz Inc.	14,260	125
	Spark Energy Inc.	12,919	111
	Genie Energy Ltd. Class B	15,346	106
*,^	Pareteum Corp.	139,600	78
*,^	Frontier Communications Corp.	115,349	62
			93,397
Total Common Stocks (Cost $2,140,587)			2,015,710

		Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
2,3	Vanguard Market Liquidity Fund	1.706%		432,431	43,256

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.527%	4/30/20	640	639
Total Temporary Cash Investments (Cost $43,878)					43,895
Total Investments (102.0%) (Cost $2,184,465)					2,059,605
Other Assets and Liabilities—Net (-2.0%)[3]					(41,306)
Net Assets (100%)					2,018,299

Cost rounded to $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,662,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund's benchmark index.

32

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 29, 2020

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $43,112,000 was received for securities on loan, of which $43,060,000 is held in Vanguard Market Liquidity Fund and $52,000 is held in cash.
4	Securities with a value of $65,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.1%)
Consumer Discretionary (12.0%)
	Marriott Vacations Worldwide Corp.	14,980	1,450
	TEGNA Inc.	96,343	1,380
*	Penn National Gaming Inc.	43,238	1,279
*	Taylor Morrison Home Corp.	50,560	1,139
*	Murphy USA Inc.	10,656	1,039
*	Stamps.com Inc.	7,209	1,017
*	Meritage Homes Corp.	16,008	1,016
	KB Home	30,286	987
*	Laureate Education Inc.	52,396	980
*	Rh	5,246	952
*	TRI Pointe Group Inc.	61,425	942
	Dana Inc.	64,504	928
*	Adient plc	38,618	924
	MDC Holdings Inc.	22,020	866
*	Visteon Corp.	12,362	804
*	Liberty Latin America Ltd.	51,991	790
*	Adtalem Global Education Inc.	24,242	748
	Callaway Golf Co.	41,686	708
*	Sally Beauty Holdings Inc.	53,820	669
	Group 1 Automotive Inc.	7,851	669
	Jack in the Box Inc.	9,710	669
*	BJ's Wholesale Club Holdings Inc.	31,886	614
*	WW International Inc.	20,367	611
^	Bed Bath & Beyond Inc.	53,166	575
*	Hertz Global Holdings Inc.	44,236	566
	Cooper Tire & Rubber Co.	21,923	559
	Office Depot Inc.	237,189	557
	Signet Jewelers Ltd.	22,544	526
	Kontoor Brands Inc.	15,042	507
	PriceSmart Inc.	8,981	500
*	Fitbit Inc.	77,544	495
	Wolverine World Wide Inc.	17,905	471
*	Central Garden & Pet Co. Class A	18,130	459
*	M/I Homes Inc.	12,187	454
	Lithia Motors Inc. Class A	3,774	450
*	Gray Television Inc.	23,635	447
*	G-III Apparel Group Ltd.	19,272	431
	Scholastic Corp.	12,894	414
	Matthews International Corp.	13,946	412
	Acushnet Holdings Corp.	15,347	391
	Abercrombie & Fitch Co.	27,432	360
	Guess? Inc.	20,107	326
	La-Z-Boy Inc.	11,299	324
	Standard Motor Products Inc.	7,260	319
*	K12 Inc.	15,695	312
*	Liberty Latin America Ltd. Class A	20,364	308
*	American Axle & Manufacturing Holdings Inc.	48,543	307
	Sonic Automotive Inc.	10,544	295
	Buckle Inc.	13,028	295
	EW Scripps Co.	23,945	285
	Oxford Industries Inc.	4,477	270
	Big Lots Inc.	16,997	269
*	Quotient Technology Inc.	29,284	262
	Marcus Corp.	9,800	262
*	Houghton Mifflin Harcourt Co.	45,647	250
^	Dillard's Inc. Class A	4,324	243
	OneSpaWorld Holdings Ltd.	19,806	242
*	MSG Networks Inc.	18,609	235
	Designer Brands Inc. Class A	17,400	235
*	American Outdoor Brands Corp.	23,482	234
	Dine Brands Global Inc.	2,809	230

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Zumiez Inc.	8,619	229
*	Cars.com Inc.	25,159	228
*	Stoneridge Inc.	10,325	228
*	Century Communities Inc.	6,763	225
*	Genesco Inc.	6,267	216
*	Gannett Co. Inc.	51,066	214
	Winnebago Industries Inc.	3,979	206
	Chico's FAS Inc.	50,903	204
	Tenneco Inc.	21,958	201
	Caleres Inc.	17,060	197
	National CineMedia Inc.	24,228	186
*	Vista Outdoor Inc.	25,299	186
	Entercom Communications Corp. Class A	51,903	180
*	Michaels Cos. Inc.	36,334	156
	National Presto Industries Inc.	1,980	156
*	Red Robin Gourmet Burgers Inc.	5,617	154
	Cato Corp. Class A	9,535	154
*	elf Beauty Inc.	9,563	153
*	Beazer Homes USA Inc.	12,430	152
	Carriage Services Inc. Class A	7,125	151
*	Hudson Ltd. Class A	16,118	150
*	MarineMax Inc.	8,662	147
*	American Public Education Inc.	6,551	146
^	GameStop Corp. Class A	38,915	140
^	AMC Entertainment Holdings Inc.	22,332	140
*	Hibbett Sports Inc.	7,116	139
*	Central Garden & Pet Co.	5,130	137
	Ethan Allen Interiors Inc.	10,407	137
*	Motorcar Parts of America Inc.	8,194	137
	Winmark Corp.	683	137
	Brinker International Inc.	3,972	136
*	Rosetta Stone Inc.	7,616	132
	Aaron's Inc.	3,344	131
	Haverty Furniture Cos. Inc.	7,766	131
*	WillScot Corp.	7,287	128
*	Cooper-Standard Holdings Inc.	7,236	125
*	Meritor Inc.	5,453	124
^,*	Daily Journal Corp.	487	122
	Shoe Carnival Inc.	4,069	122
*	Regis Corp.	9,472	121
*	Chuy's Holdings Inc.	5,498	118
*	Green Brick Partners Inc.	10,155	111
*	El Pollo Loco Holdings Inc.	8,491	110
*	Denny's Corp.	6,291	110
*	Sportsman's Warehouse Holdings Inc.	18,253	109
*	Express Inc.	28,256	105
	Movado Group Inc.	6,830	100
*	Lumber Liquidators Holdings Inc.	10,162	100
*	Fiesta Restaurant Group Inc.	10,226	99
^,*	JC Penney Co. Inc.	139,710	96
*	At Home Group Inc.	19,250	96
	Citi Trends Inc.	4,825	95
*	Fossil Group Inc.	20,180	93
	Hooker Furniture Corp.	4,741	89
	American Eagle Outfitters Inc.	6,801	88
	Tribune Publishing Co.	7,525	86
*	Century Casinos Inc.	12,137	85
	Boyd Gaming Corp.	3,115	83
*	Habit Restaurants Inc.	5,933	83
*	Del Taco Restaurants Inc.	12,716	81
	RCI Hospitality Holdings Inc.	4,033	81
	Wingstop Inc.	947	80
*	ZAGG Inc.	11,681	78
*	RealReal Inc.	5,527	77

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Cumulus Media Inc. Class A	6,223	75
*	Vera Bradley Inc.	9,074	75
	Emerald Holding Inc.	10,902	75
	Rocky Brands Inc.	2,946	72
^,*	Eros International plc	28,785	66
*	WideOpenWest Inc.	10,486	66
*	Conn's Inc.	7,810	64
	Tilly's Inc.	9,473	62
	Papa John's International Inc.	1,066	61
^,*	Overstock.com Inc.	9,480	61
*	Delta Apparel Inc.	3,083	61
	Tupperware Brands Corp.	21,231	60
*	Golden Entertainment Inc	3,701	60
*	Reading International Inc.	7,149	60
*	Barnes & Noble Education Inc.	17,931	59
*	Carrols Restaurant Group Inc.	14,268	59
	Weyco Group Inc.	2,611	57
*	Sleep Number Corp.	1,219	54
	Johnson Outdoors Inc.	793	49
*	J Alexander's Holdings Inc.	5,919	49
*	Lands' End Inc.	4,513	48
*	Stitch Fix Inc. Class A	1,971	47
*	Select Interior Concepts Inc. Class A	6,329	47
*	Party City Holdco Inc.	23,661	47
	Clarus Corp.	4,043	47
	Nathan's Famous Inc.	784	47
*	Monarch Casino & Resort Inc.	984	46
	Saga Communications Inc.	1,611	46
*	Potbelly Corp.	8,839	44
	Flexsteel Industries Inc.	3,171	44
	Entravision Communications Corp. Class A	21,275	43
	Bassett Furniture Industries Inc.	4,216	42
*	Marchex Inc.	16,011	41
	Superior Group of Cos. Inc.	3,410	41
	Escalade Inc.	4,545	39
*	Gaia Inc.	4,425	37
	Interface Inc.	2,522	37
*	Purple Innovation Inc. Class A	2,614	35
*	Lee Enterprises Inc.	22,442	34
*	Clear Channel Outdoor Holdings Inc.	15,963	33
	Lifetime Brands Inc.	4,958	32
	Sturm Ruger & Co. Inc.	610	29
*	Red Lion Hotels Corp.	10,576	27
*	Container Store Group Inc.	6,754	26
*	Legacy Housing Corp.	1,680	24
*	Boston Omaha Corp.	1,228	24
	Bluegreen Vacations Corp.	3,001	23
*	Universal Electronics Inc.	521	22
*	GoPro Inc.	4,103	16
*	Vince Holding Corp.	1,290	14
	Ascena Retail Group Inc.	3,329	13
	Kura Sushi USA Inc. Class A	652	12
*	Hemisphere Media Group Inc.	640	8
^	Tailored Brands Inc.	2,410	8
^,*	Waitr Holdings Inc.	20,702	7
*	Biglari Holdings Inc.	68	7
^,*	Revlon Inc.	413	7
*	Drive Shack Inc.	2,257	6
	J. Jill Inc.	7,259	6
	Collectors Universe Inc.	222	5
*	Fluent Inc.	1,536	4
*	RTW RetailWinds Inc.	12,776	4
*	Inspired Entertainment Inc.	368	2
			46,385

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
Consumer Staples (1.7%)
*	Simply Good Foods Co.	36,571	807
*	Edgewell Personal Care Co.	23,590	716
*	Hostess Brands Inc.	52,141	663
	Universal Corp.	10,700	528
	Cal-Maine Foods Inc.	13,727	479
^	B&G Foods Inc.	24,969	370
	Fresh Del Monte Produce Inc.	13,404	368
^	Rite Aid Corp.	24,411	332
	Lancaster Colony Corp.	2,261	327
	Andersons Inc.	13,789	253
	Ingles Markets Inc.	6,539	234
	SpartanNash Co.	15,578	194
	Sanderson Farms Inc.	1,378	170
	PetMed Express Inc.	6,110	161
	Weis Markets Inc.	4,153	155
*	United Natural Foods Inc.	23,362	151
*	BellRing Brands Inc. Class A	7,016	138
*	Seneca Foods Corp.	2,878	100
	Limoneira Co.	4,859	81
	Village Super Market Inc.	3,704	76
*	Craft Brew Alliance Inc.	4,558	73
*	GNC Holdings Inc.	36,016	60
	Alico Inc.	1,709	56
*	Farmer Brothers Co.	4,491	55
	Vector Group Ltd.	2,964	34
*	Nature's Sunshine Products Inc.	3,715	30
	Tootsie Roll Industries Inc.	884	28
	Natural Grocers by Vitamin Cottage Inc.	3,846	27
^,*	Pyxus International Inc.	3,583	14
*	cbdMD Inc.	3,958	4
*	Greenlane Holdings Inc. Class A	191	—
			6,684
Energy (4.3%)
	Arcosa Inc.	21,549	926
*	PDC Energy Inc.	43,698	832
	World Fuel Services Corp.	28,640	810
	Delek US Holdings Inc.	32,267	690
*	Dril-Quip Inc.	15,810	563
	Golar LNG Ltd.	37,814	485
*	Oceaneering International Inc.	44,257	466
*	Matador Resources Co.	45,864	442
*	CNX Resources Corp.	81,386	432
*	Renewable Energy Group Inc.	15,979	423
*	NOW Inc.	47,277	417
*	Helix Energy Solutions Group Inc.	62,004	416
	Warrior Met Coal Inc.	22,572	400
	Archrock Inc.	55,943	394
*	Callon Petroleum Co.	167,758	381
*	Southwestern Energy Co.	235,912	335
	Arch Coal Inc.	6,590	332
*	Magnolia Oil & Gas Corp. Class A	43,850	329
*	NexTier Oilfield Solutions Inc.	69,539	324
	SM Energy Co.	48,614	319
	Nabors Industries Ltd.	152,960	269
*	Par Pacific Holdings Inc.	15,371	255
	QEP Resources Inc.	103,777	234
*	SunPower Corp.	27,148	233
*	Oasis Petroleum Inc.	138,510	226
*	Oil States International Inc.	28,314	224
*	Ameresco Inc.	9,842	222
^,*	Bloom Energy Corp. Class A	24,307	220
	CVR Energy Inc.	7,589	216
*	Northern Oil and Gas Inc.	128,541	186

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Frank's International NV	46,042	181
	Green Plains Inc.	14,869	178
	Berry Corp.	27,074	172
*	REX American Resources Corp.	2,434	170
*	Select Energy Services Inc.	26,051	169
	Peabody Energy Corp.	27,718	162
*	Denbury Resources Inc.	208,774	157
	SunCoke Energy Inc.	31,690	146
*	Matrix Service Co.	11,727	142
*	Newpark Resources Inc.	38,523	135
^,*	California Resources Corp.	21,250	135
*	Clean Energy Fuels Corp.	59,446	134
*	Bonanza Creek Energy Inc.	8,228	134
*	ProPetro Holding Corp.	15,187	133
*	Talos Energy Inc.	8,783	125
*	Penn Virginia Corp.	7,081	113
	Liberty Oilfield Services Inc.	16,198	108
*	W&T Offshore Inc.	40,907	106
*	Laredo Petroleum Inc.	91,289	99
*	Era Group Inc.	10,050	99
*	National Energy Services Reunited Corp.	10,448	87
	RPC Inc.	25,050	86
^,*	Diamond Offshore Drilling Inc.	28,156	86
*	Noble Corp. plc	107,668	76
*	Whiting Petroleum Corp.	39,499	73
*	Geospace Technologies Corp.	5,853	72
	Sunnova Energy International Inc.	4,089	71
*	Gulfport Energy Corp.	83,967	69
*	SEACOR Marine Holdings Inc.	8,513	68
*	TETRA Technologies Inc.	53,364	67
	NACCO Industries Inc.	1,566	65
*	Exterran Corp.	12,553	64
*	CONSOL Energy Inc.	11,198	64
	Falcon Minerals Corp.	14,224	57
*	Natural Gas Services Group Inc.	5,710	56
*	Trecora Resources	9,494	54
*	Contura Energy Inc.	7,691	44
	Panhandle Oil and Gas Inc.	6,559	44
^,*	Comstock Resources Inc.	6,971	42
*	Flotek Industries Inc.	22,835	36
*	SandRidge Energy Inc.	17,187	35
*	Montage Resources Corp.	9,552	33
*	HighPoint Resources Corp.	47,682	32
*	Earthstone Energy Inc.	8,277	32
	Brigham Minerals Inc. Class A	1,959	31
*	Seadrill Ltd.	25,545	28
*	Forum Energy Technologies Inc.	35,129	27
*	Nine Energy Service Inc.	6,743	27
*	Covia Holdings Corp.	17,437	27
^,*	Extraction Oil & Gas Inc.	36,664	25
	Amplify Energy Corp.	5,559	23
*	KLX Energy Services Holdings Inc.	9,332	23
*	Ring Energy Inc.	14,583	21
*	Pacific Drilling SA	12,833	20
*	Smart Sand Inc.	9,159	15
*	Abraxas Petroleum Corp.	67,202	13
	Hallador Energy Co.	8,611	11
*	Ramaco Resources Inc.	3,431	10
*	PrimeEnergy Resources Corp.	64	8
*	Unit Corp.	23,006	8
*	Independence Contract Drilling Inc.	20,279	8
*	SilverBow Resources Inc.	2,840	8
	Evolution Petroleum Corp.	1,549	7
*	Chaparral Energy Inc. Class A	13,023	7

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	FTS International Inc.	7,527	7
*	Goodrich Petroleum Corp.	1,282	7
	Mammoth Energy Services Inc.	6,034	7
*	NCS Multistage Holdings Inc.	4,904	5
*	RigNet Inc.	737	3
*	US Well Services Inc.	1,763	2
			16,590
Financial Services (41.8%)
	Rexford Industrial Realty Inc.	48,671	2,276
	Healthcare Realty Trust Inc.	58,333	2,001
^	Blackstone Mortgage Trust Inc.	55,150	1,989
	Radian Group Inc.	89,051	1,891
	First Industrial Realty Trust Inc.	44,167	1,700
	Sabra Health Care REIT Inc.	84,964	1,661
	STAG Industrial Inc.	58,612	1,640
	Stifel Financial Corp.	29,269	1,593
	Valley National Bancorp	169,845	1,580
	Physicians Realty Trust	82,609	1,558
	Terreno Realty Corp.	25,979	1,425
	IBERIABANK Corp.	22,988	1,384
	Community Bank System Inc.	22,443	1,365
	Agree Realty Corp.	18,276	1,313
	Hancock Whitney Corp.	38,263	1,282
	United Bankshares Inc.	42,726	1,234
	Glacier Bancorp Inc.	32,513	1,212
	Piedmont Office Realty Trust Inc.	55,150	1,191
	Pebblebrook Hotel Trust	58,100	1,174
	Old National Bancorp	74,043	1,167
	Home BancShares Inc.	69,036	1,157
	Invesco Mortgage Capital Inc.	70,670	1,136
	UMB Financial Corp.	19,480	1,133
*	Cannae Holdings Inc.	29,780	1,111
	Apollo Commercial Real Estate Finance Inc.	67,908	1,100
	Lexington Realty Trust Class B	106,080	1,100
	Sunstone Hotel Investors Inc.	100,001	1,095
	CVB Financial Corp.	58,555	1,086
	CNO Financial Group Inc.	67,391	1,080
	CenterState Bank Corp.	53,341	1,079
	PotlatchDeltic Corp.	29,179	1,072
	BancorpSouth Bank	43,475	1,064
	Columbia Banking System Inc.	31,706	1,053
	Investors Bancorp Inc.	99,727	1,051
	Atlantic Union Bankshares Corp.	35,165	1,046
	Cathay General Bancorp	33,807	1,041
	Washington Federal Inc.	34,681	1,040
	Fulton Financial Corp.	70,624	1,021
	American Equity Investment Life Holding Co.	40,042	1,012
	RLJ Lodging Trust	75,641	999
	South State Corp.	14,667	999
	Washington REIT	35,418	951
	Simmons First National Corp.	42,598	911
	Essent Group Ltd.	20,848	910
	Independent Bank Corp.	13,267	896
	First Financial Bancorp	43,475	896
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	26,046	884
	WesBanco Inc.	28,482	872
	National Health Investors Inc.	10,606	867
	Acadia Realty Trust	37,883	865
	First Midwest Bancorp Inc.	47,526	863
*	Genworth Financial Inc.	220,515	860
	First Merchants Corp.	24,262	849
	Redwood Trust Inc.	48,872	835
	International Bancshares Corp.	24,434	833
	Urban Edge Properties	51,295	831

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	PennyMac Mortgage Investment Trust	39,840	825
	Argo Group International Holdings Ltd.	14,453	813
	DiamondRock Hospitality Co.	87,819	801
	United Community Banks Inc.	32,077	795
	WSFS Financial Corp.	22,768	785
	Selective Insurance Group Inc.	14,063	784
	Ameris Bancorp	22,866	782
*	PRA Group Inc.	19,979	776
	Cadence BanCorp Class A	54,767	773
	New York Mortgage Trust Inc.	135,000	770
	CoreCivic Inc.	51,940	769
	Trustmark Corp.	28,460	766
	First BanCorp	95,783	761
	Retail Opportunity Investments Corp.	50,610	759
*	Enstar Group Ltd.	4,228	754
	Xenia Hotels & Resorts Inc.	50,281	752
	Global Net Lease Inc.	39,648	732
	FGL Holdings	63,508	727
	Banner Corp.	15,711	717
	Capitol Federal Financial Inc.	58,720	717
	Essential Properties Realty Trust Inc.	31,275	717
	Mack-Cali Realty Corp.	37,747	716
	Horace Mann Educators Corp.	18,200	709
	Renasant Corp.	24,906	706
	Walker & Dunlop Inc.	10,823	702
	Ladder Capital Corp.	46,016	702
	Great Western Bancorp Inc.	25,486	685
	Towne Bank	29,557	682
	Pacific Premier Bancorp Inc.	26,013	672
	Heartland Financial USA Inc.	15,455	662
	Diversified Healthcare Trust	103,237	649
	Hilltop Holdings Inc.	31,088	648
	Hope Bancorp Inc.	52,585	642
	NBT Bancorp Inc.	18,963	639
	ProAssurance Corp.	23,188	630
	Northwest Bancshares Inc.	44,770	622
	Easterly Government Properties Inc.	25,635	609
	Office Properties Income Trust	20,822	607
	Kite Realty Group Trust	36,906	596
	Industrial Logistics Properties Trust	28,303	585
	First Interstate BancSystem Inc.	16,685	568
	Alexander & Baldwin Inc.	29,976	564
	S&T Bancorp Inc.	16,979	558
	AMERISAFE Inc.	8,510	555
	Provident Financial Services Inc.	27,238	544
	Independent Bank Group Inc.	11,745	544
	Westamerica Bancorporation	9,377	542
	Kennedy-Wilson Holdings Inc.	26,766	541
	Employers Holdings Inc.	13,928	537
	Independence Realty Trust Inc.	39,725	527
	Park National Corp.	5,929	518
	Safety Insurance Group Inc.	6,512	513
	First Commonwealth Financial Corp.	43,394	512
	ARMOUR Residential REIT Inc.	28,266	511
	Eagle Bancorp Inc.	13,491	505
*	Encore Capital Group Inc.	13,492	501
	Tompkins Financial Corp.	6,271	498
	Monmouth Real Estate Investment Corp.	34,939	496
	First Busey Corp.	22,388	494
	Flagstar Bancorp Inc.	15,143	483
	Brookline Bancorp Inc.	34,646	481
	Berkshire Hills Bancorp Inc.	19,674	480
	Sandy Spring Bancorp Inc.	15,328	472
	OceanFirst Financial Corp.	23,061	471

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	Seritage Growth Properties	13,356	459
	Realogy Holdings Corp.	49,391	458
*	Seacoast Banking Corp. of Florida	18,316	456
	American Finance Trust Inc.	43,381	451
	Bank of NT Butterfield & Son Ltd.	16,283	451
	Southside Bancshares Inc.	13,982	451
	Colony Credit Real Estate Inc.	35,157	448
	RPT Realty	34,098	442
	City Holding Co.	6,304	441
	Nelnet Inc.	8,087	429
	Summit Hotel Properties Inc.	45,190	419
	Piper Sandler Cos.	5,975	419
	TPG RE Finance Trust Inc.	21,704	417
	Waddell & Reed Financial Inc.	30,310	417
	BancFirst Corp.	8,120	417
	Getty Realty Corp.	14,596	414
	First Bancorp	12,801	411
	Enterprise Financial Services Corp.	10,619	406
	TriCo Bancshares	11,681	395
	Heritage Financial Corp.	16,809	390
	LTC Properties Inc.	8,684	389
	Granite Point Mortgage Trust Inc.	23,687	389
	Veritex Holdings Inc.	15,999	385
*	Ambac Financial Group Inc.	19,632	377
	OFG Bancorp	22,062	369
	Stewart Information Services Corp.	10,162	368
*	Columbia Financial Inc.	23,175	360
	First Defiance Financial Corp.	15,035	360
	Investors Real Estate Trust	5,103	360
	Boston Private Financial Holdings Inc.	35,979	351
	Franklin Street Properties Corp.	46,751	333
	Carolina Financial Corp.	10,170	330
	United Fire Group Inc.	8,569	329
	German American Bancorp Inc.	10,815	323
	PennyMac Financial Services Inc.	9,096	321
	LendingClub Corp.	29,105	320
*	INTL. FCStone Inc.	6,978	318
	ConnectOne Bancorp Inc.	14,773	310
	Lakeland Bancorp Inc.	21,184	305
	Univest Financial Corp.	13,032	305
	Banc of California Inc.	19,666	301
	Meridian Bancorp Inc.	17,977	297
	Artisan Partners Asset Management Inc.	10,154	290
*	Third Point Reinsurance Ltd.	32,346	289
	Bryn Mawr Bank Corp.	8,667	288
*	St. Joe Co.	14,625	288
	Capstead Mortgage Corp.	40,414	287
	Allegiance Bancshares Inc.	8,635	286
	TrustCo Bank Corp. NY	41,507	285
*	Nicolet Bankshares Inc.	4,255	283
	Washington Trust Bancorp Inc.	6,572	282
	Chatham Lodging Trust	19,954	278
	National Bank Holdings Corp.	9,036	276
	Armada Hoffler Properties Inc.	16,331	274
	Virtus Investment Partners Inc.	2,479	274
	Front Yard Residential Corp.	21,452	272
	James River Group Holdings Ltd.	6,718	271
	Central Pacific Financial Corp.	11,239	269
	Northfield Bancorp Inc.	18,998	268
	City Office REIT Inc.	23,079	268
	Urstadt Biddle Properties Inc.	12,951	267
	Camden National Corp.	6,498	266
	Brightsphere Investment Group Inc.	28,477	266
*	Bancorp Inc.	21,743	265

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	HomeStreet Inc.	9,722	263
	Community Trust Bancorp Inc.	6,711	260
	1st Source Corp.	6,159	259
	Stock Yards Bancorp Inc.	7,385	258
	Origin Bancorp Inc.	8,530	258
	Kearny Financial Corp.	23,438	256
*	Customers Bancorp Inc.	12,337	250
	Great Southern Bancorp Inc.	4,788	246
	Horizon Bancorp Inc.	16,307	245
	QCR Holdings Inc.	6,396	243
	Banco Latinoamericano de Comercio Exterior SA	13,494	241
	National Western Life Group Inc.	998	238
	Safehold Inc.	4,341	237
^	Washington Prime Group Inc.	85,105	234
	Dime Community Bancshares Inc.	13,878	233
	National General Holdings Corp.	11,876	231
*	MBIA Inc.	29,578	231
*	Axos Financial Inc.	9,149	228
	Western Asset Mortgage Capital Corp.	22,484	225
	RE/MAX Holdings Inc.	7,725	225
	Peoples Bancorp Inc.	7,869	225
	Opus Bank	9,483	224
	Bank of Marin Bancorp	5,884	224
*	Mr Cooper Group Inc.	17,328	222
	CareTrust REIT Inc.	10,584	221
	Peapack Gladstone Financial Corp.	8,029	220
	Ellington Financial Inc.	13,264	219
	Heritage Commerce Corp.	21,190	217
	First Bancshares Inc.	7,256	217
	Preferred Bank	4,207	215
	KKR Real Estate Finance Trust Inc.	10,904	214
	Flushing Financial Corp.	11,744	213
	AG Mortgage Investment Trust Inc.	14,174	212
	B. Riley Financial Inc.	8,965	212
	First of Long Island Corp.	10,085	209
	Meta Financial Group Inc.	6,326	208
	Midland States Bancorp Inc.	8,700	207
	First Financial Corp.	5,168	206
	Federal Agricultural Mortgage Corp.	2,725	205
	Whitestone REIT	16,526	203
	FBL Financial Group Inc. Class A	4,240	203
	Ready Capital Corp.	13,911	202
	Mercantile Bank Corp.	6,977	200
	CorEnergy Infrastructure Trust Inc.	5,697	199
	CatchMark Timber Trust Inc.	21,577	198
	Global Medical REIT Inc.	14,046	196
	Bridge Bancorp Inc.	7,092	195
	CBTX Inc.	7,811	195
	Franklin Financial Network Inc.	5,710	191
*	Watford Holdings Ltd.	8,281	189
	Preferred Apartment Communities Inc.	19,794	189
	Retail Value Inc.	6,723	187
	Hersha Hospitality Trust Class A	16,153	186
	PJT Partners Inc.	4,050	182
	Hanmi Financial Corp.	11,616	181
	Financial Institutions Inc.	6,722	181
*	Triumph Bancorp Inc.	5,297	179
	First Community Bankshares Inc.	6,857	179
	Ares Commercial Real Estate Corp.	11,714	179
	Gladstone Commercial Corp.	9,408	178
	First Mid Bancshares Inc.	6,283	177
	Arrow Financial Corp.	5,571	176
	Byline Bancorp Inc.	10,078	176
	Universal Insurance Holdings Inc.	8,522	176

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	State Auto Financial Corp.	6,977	174
	Live Oak Bancshares Inc.	11,337	174
*	Equity Bancshares Inc.	6,425	168
	First Foundation Inc.	11,620	168
	Farmers National Banc Corp.	11,147	168
	Carter Bank & Trust	9,912	168
	Jernigan Capital Inc.	9,290	166
	Dynex Capital Inc.	9,682	166
	People's Utah Bancorp	6,822	164
*	Atlantic Capital Bancshares Inc.	8,953	162
	One Liberty Properties Inc.	6,691	161
	Community Healthcare Trust Inc.	3,340	159
*	TriState Capital Holdings Inc.	7,972	158
	Orchid Island Capital Inc.	27,412	157
	Waterstone Financial Inc.	9,418	157
	Capital City Bank Group Inc.	5,851	156
*	Amerant Bancorp Inc.	8,320	154
	Exantas Capital Corp.	13,369	153
	Republic Bancorp Inc.	4,205	150
	CNB Financial Corp.	5,981	150
	MidWestOne Financial Group Inc.	5,168	148
	WisdomTree Investments Inc.	36,371	148
	Sierra Bancorp	6,190	147
	American National Bankshares Inc.	4,672	144
	Anworth Mortgage Asset Corp.	42,829	140
*	FRP Holdings Inc.	3,063	139
*	Tejon Ranch Co.	9,161	138
	CorePoint Lodging Inc.	17,274	138
	Bar Harbor Bankshares	6,670	136
	Old Second Bancorp Inc.	12,663	135
	Independent Bank Corp.	6,873	135
	Peoples Financial Services Corp.	3,016	132
*	Metropolitan Bank Holding Corp.	3,081	132
	Business First Bancshares Inc.	5,460	131
	ServisFirst Bancshares Inc.	3,790	131
	Civista Bancshares Inc.	6,668	128
	FB Financial Corp.	3,878	126
*	Citizens Inc. Class A	21,620	126
	New Senior Investment Group Inc.	20,588	125
*	Green Dot Corp.	3,644	124
	Consolidated-Tomoka Land Co.	2,152	124
	Southern National Bancorp of Virginia Inc.	8,632	123
*	Bridgewater Bancshares Inc.	9,734	122
	Moelis & Co.	3,800	121
	RBB Bancorp	7,090	120
	Citizens & Northern Corp.	5,248	119
	Lakeland Financial Corp.	2,886	118
*	Donnelley Financial Solutions Inc.	13,457	117
*	Southern First Bancshares Inc.	3,063	117
	PCSB Financial Corp.	6,352	117
	Farmers & Merchants Bancorp Inc.	4,369	116
	Heritage Insurance Holdings Inc.	10,333	115
	First Bancorp Inc.	4,512	115
*	Cardtronics plc	3,161	115
	HomeTrust Bancshares Inc.	4,820	115
	West Bancorporation Inc.	5,581	114
	HCI Group Inc.	2,668	113
	iStar Inc.	7,446	113
*	Spirit of Texas Bancshares Inc.	6,000	111
	Macatawa Bank Corp.	11,453	110
	Home Bancorp Inc.	3,296	109
	Enterprise Bancorp Inc.	3,945	108
*	Greenlight Capital Re Ltd.	12,791	108
	Southern Missouri Bancorp Inc.	3,278	108

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	Gladstone Land Corp.	7,941	107
	SmartFinancial Inc.	5,599	106
*	EZCORP Inc.	22,077	106
	Great Ajax Corp.	7,466	106
*	Red River Bancshares Inc.	2,009	104
	Summit Financial Group Inc.	4,692	103
	Ames National Corp.	3,915	101
	First Choice Bancorp	4,443	101
	First Internet Bancorp	4,126	100
	Guaranty Bancshares Inc.	3,589	99
	Ashford Hospitality Trust Inc.	45,533	98
	Cowen Inc.	6,548	98
	Amalgamated Bank	6,118	98
	National Bankshares Inc.	2,799	98
	Oppenheimer Holdings Inc.	4,104	97
	Global Indemnity Ltd.	3,065	97
	Braemar Hotels & Resorts Inc.	13,204	97
	BBX Capital Corp.	27,676	96
	Northrim BanCorp Inc.	2,747	96
	Premier Financial Bancorp Inc.	5,745	96
*	On Deck Capital Inc.	27,305	95
	Cedar Realty Trust Inc.	36,789	95
	Cambridge Bancorp	1,391	95
	Cherry Hill Mortgage Investment Corp.	6,663	95
*	Enova International Inc.	4,902	94
*	Forestar Group Inc.	5,239	94
	Luther Burbank Corp.	8,840	92
	ACNB Corp.	3,021	92
	Shore Bancshares Inc.	5,876	91
	Penns Woods Bancorp Inc.	3,023	91
	Metrocity Bankshares Inc.	6,432	90
*	Howard Bancorp Inc.	5,723	90
	Western New England Bancorp Inc.	10,182	90
	Arlington Asset Investment Corp.	15,893	90
	Westwood Holdings Group Inc.	3,543	90
	MutualFirst Financial Inc.	2,609	87
	Territorial Bancorp Inc.	3,437	87
*	Rafael Holdings Inc. Class B	4,656	87
	South Plains Financial Inc.	4,322	87
	Capstar Financial Holdings Inc.	6,403	86
	Investors Title Co.	522	86
	First Business Financial Services Inc.	3,555	85
	Central Valley Community Bancorp	4,909	84
	Codorus Valley Bancorp Inc.	4,095	84
	United Insurance Holdings Corp.	8,953	84
	Bankwell Financial Group Inc.	2,956	84
	Reliant Bancorp Inc.	4,213	84
	First Capital Inc.	1,351	83
*	Assetmark Financial Holdings Inc.	3,115	83
	LCNB Corp.	5,205	82
*	FVCBankcorp Inc.	5,328	82
*	Hallmark Financial Services Inc.	5,759	82
	Parke Bancorp Inc.	4,403	81
	Sculptor Capital Management Inc. Class A	3,539	80
	SB One Bancorp	3,632	80
	Evans Bancorp Inc.	2,010	79
	Independence Holding Co.	2,110	78
	Bank of Commerce Holdings	7,475	78
*	World Acceptance Corp.	991	77
	Orrstown Financial Services Inc.	4,334	77
	Century Bancorp Inc.	1,056	76
	Norwood Financial Corp.	2,472	76
	Timberland Bancorp Inc.	3,234	75
	Community Bankers Trust Corp.	9,171	75

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	FS Bancorp Inc.	1,561	75
*	PICO Holdings Inc.	7,845	74
*	Ocwen Financial Corp.	59,212	74
	MVB Financial Corp.	4,192	74
	Tiptree Inc.	11,126	73
	Farmland Partners Inc.	12,224	72
	First Bank	7,395	72
*	Select Bancorp Inc.	6,821	72
*	Stratus Properties Inc.	2,493	71
	BCB Bancorp Inc.	6,223	71
	BankFinancial Corp.	6,216	71
	PCB Bancorp	5,225	70
*	Richmond Mutual Bancorporation Inc.	5,144	69
	1st Constitution Bancorp	3,776	69
	Community Financial Corp.	2,166	69
	BRT Apartments Corp.	4,394	69
	Bank of Princeton	2,490	68
	ESSA Bancorp Inc.	4,029	67
	Merchants Bancorp	3,675	66
*	Baycom Corp.	3,068	65
*	MainStreet Bancshares Inc.	3,170	64
*	Cushman & Wakefield plc	3,496	64
	C&F Financial Corp.	1,396	64
	Newmark Group Inc.	6,615	63
	Mid Penn Bancorp Inc.	2,963	63
	Donegal Group Inc.	4,378	62
*	MMA Capital Holdings Inc.	2,050	62
	Riverview Bancorp Inc.	9,578	62
	Prudential Bancorp Inc.	3,717	61
	First Northwest Bancorp	3,806	61
*	Pioneer Bancorp Inc.	4,417	60
	HarborOne Bancorp Inc.	5,968	60
*	Republic First Bancorp Inc.	19,648	60
*	BRP Group Inc. Class A	3,850	59
	Investar Holding Corp.	2,726	58
	Northeast Bank	3,259	58
	Mackinac Financial Corp.	4,135	58
	Hingham Institution for Savings	314	57
	Franklin Financial Services Corp.	1,844	57
*	NI Holdings Inc.	4,046	57
*	Pacific Mercantile Bancorp	8,746	57
	HBT Financial Inc.	3,680	57
	Protective Insurance Corp.	3,987	57
	Hawthorn Bancshares Inc.	2,546	55
	Universal Health Realty Income Trust	509	55
*	Medallion Financial Corp.	9,273	55
	Chemung Financial Corp.	1,510	54
	Level One Bancorp Inc.	2,185	53
	Unity Bancorp Inc.	3,085	53
	Provident Financial Holdings Inc.	2,632	52
*	PDL Community Bancorp	3,651	51
	FNCB Bancorp Inc.	7,749	51
	Marlin Business Services Corp.	2,600	51
*	Malvern Bancorp Inc.	2,657	51
	OP Bancorp	5,685	50
	Peoples Bancorp of North Carolina Inc.	1,955	50
	United Security Bancshares	5,716	50
	Sterling Bancorp Inc.	7,059	49
	Ohio Valley Banc Corp.	1,757	49
*	Capital Bancorp Inc.	3,518	49
	GAIN Capital Holdings Inc.	8,139	48
*	Regional Management Corp.	1,839	47
	Colony Bankcorp Inc.	3,116	46
	First Financial Northwest Inc.	3,311	46

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	Oak Valley Bancorp	2,756	46
	Union Bankshares Inc.	1,365	41
	CBL & Associates Properties Inc.	74,828	40
*	Marcus & Millichap Inc.	1,195	38
*	Altisource Portfolio Solutions SA	2,382	38
*	Esquire Financial Holdings Inc.	1,649	38
	First Guaranty Bancshares Inc.	2,188	37
	Provident Bancorp Inc.	3,391	37
*	Oportun Financial Corp.	1,743	37
^	Pennsylvania REIT	15,330	36
	Fidelity D&D Bancorp Inc.	723	36
*	CrossFirst Bankshares Inc.	2,652	35
	UMH Properties Inc.	2,403	35
	Associated Capital Group Inc.	825	34
*	ProSight Global Inc.	2,329	31
	FedNat Holding Co.	2,298	30
	Bank7 Corp.	1,518	27
	Diamond Hill Investment Group Inc.	169	21
*	Coastal Financial Corp.	1,304	21
	Saul Centers Inc.	479	21
*	Silvergate Capital Corp. Class A	1,297	19
	Alerus Financial Corp.	711	15
*	Transcontinental Realty Investors Inc.	456	14
	Griffin Industrial Realty Inc.	359	14
*	American Realty Investors Inc.	1,058	13
*	Maui Land & Pineapple Co. Inc.	1,209	13
*	Elevate Credit Inc.	2,819	9
	Crawford & Co. Class B	1,165	8
	CIM Commercial Trust Corp.	564	8
	Bank First Corp.	126	7
	Greene County Bancorp Inc.	211	6
	GAMCO Investors Inc. Class A	218	3
*	GWG Holdings Inc.	316	3
*	Avalon GloboCare Corp.	1,133	2
	Value Line Inc.	38	1
			162,150
Health Care (5.3%)
*	Syneos Health Inc.	25,539	1,618
*	Reata Pharmaceuticals Inc.	5,704	1,111
	Patterson Cos. Inc.	36,414	866
*	Prestige Consumer Healthcare Inc.	22,607	845
*	Avanos Medical Inc.	20,644	669
*	Ligand Pharmaceuticals Inc.	6,268	587
*	Allscripts Healthcare Solutions Inc.	70,659	533
*	Brookdale Senior Living Inc.	80,590	529
*	Endo International plc	92,629	511
*	Myriad Genetics Inc.	27,328	482
*	Akebia Therapeutics Inc.	51,535	457
	Luminex Corp.	18,214	451
	National HealthCare Corp.	5,624	417
*	Integer Holdings Corp.	3,810	344
*	LivaNova plc	4,477	312
*	Coherus Biosciences Inc.	15,922	308
*	Hanger Inc.	13,187	304
*	Acceleron Pharma Inc.	3,406	293
*	Tivity Health Inc.	20,586	261
*	Magellan Health Inc.	4,238	254
*	OPKO Health Inc.	166,983	250
*	Anika Therapeutics Inc.	5,815	243
*	Intra-Cellular Therapies Inc.	11,015	232
*	Evolent Health Inc.	25,131	232
*	Varex Imaging Corp.	9,277	215
*	Arcus Biosciences Inc.	13,867	211
*	Arena Pharmaceuticals Inc.	4,408	197

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Epizyme Inc.	9,137	196
*	Prothena Corp. plc	17,580	187
*	Community Health Systems Inc.	37,956	187
*	AngioDynamics Inc.	16,067	185
	Owens & Minor Inc.	27,003	184
	Option Care Health Inc.	11,927	176
*	HealthStream Inc.	7,121	173
*	PDL BioPharma Inc.	48,463	165
*	Assembly Biosciences Inc.	8,953	162
*	OraSure Technologies Inc.	26,798	162
*	Surgery Partners Inc.	9,535	157
^,*	Mallinckrodt plc	36,303	155
*	Viking Therapeutics Inc.	25,566	151
	Computer Programs & Systems Inc.	5,564	149
*	Triple-S Management Corp.	9,912	149
*	FibroGen Inc.	3,449	144
*	Ardelyx Inc.	20,714	143
*	Meridian Bioscience Inc.	16,664	133
*	Mersana Therapeutics Inc.	15,056	130
*	Cross Country Healthcare Inc.	13,402	127
*	Lannett Co. Inc.	14,270	124
*	Sangamo Therapeutics Inc.	14,486	124
*	ImmunoGen Inc.	27,672	123
^	Novavax Inc.	7,430	119
*	Calithera Biosciences Inc.	17,778	115
*	AMAG Pharmaceuticals Inc.	14,681	114
*	Immunomedics Inc.	7,037	113
	Invacare Corp.	14,826	112
*	Gossamer Bio Inc.	8,540	112
*	G1 Therapeutics Inc.	6,051	109
*	MacroGenics Inc.	10,866	95
*	SeaSpine Holdings Corp.	6,730	95
^,*	Geron Corp.	80,350	92
^,*	Precigen Inc.	23,617	89
*	RTI Surgical Holdings Inc.	24,063	89
*	Intellia Therapeutics Inc.	6,236	83
*	Tenet Healthcare Corp.	2,946	77
*	Concert Pharmaceuticals Inc.	9,146	77
*	Revance Therapeutics Inc.	3,337	77
*	Apyx Medical Corp.	12,716	77
	Progyny Inc.	2,762	76
*	Gritstone Oncology Inc.	8,535	72
*	Aeglea BioTherapeutics Inc.	10,071	69
*	Bridgebio Pharma Inc.	2,077	66
*	Orthofix Medical Inc.	1,863	66
*	Five Prime Therapeutics Inc.	15,238	58
*	TCR2 Therapeutics Inc.	4,594	55
*	Cara Therapeutics Inc.	3,418	51
*	Spero Therapeutics Inc.	5,231	50
*	TG Therapeutics Inc.	3,940	49
*	NanoString Technologies Inc.	1,348	48
*	Adamas Pharmaceuticals Inc.	10,133	46
*	Lineage Cell Therapeutics Inc.	45,711	46
*	Abeona Therapeutics Inc.	14,808	46
*	Molecular Templates Inc.	2,660	43
*	Enzo Biochem Inc.	19,896	42
*	Strongbridge Biopharma plc	15,172	42
*	Akorn Inc.	36,049	42
*	Verrica Pharmaceuticals Inc.	3,171	38
*	Sutro Biopharma Inc.	3,706	36
*	Chimerix Inc.	20,350	36
*	American Renal Associates Holdings Inc.	4,470	36
*	Phathom Pharmaceuticals Inc.	988	36
*	Karuna Therapeutics Inc.	398	35

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Cerus Corp.	6,712	34
*	Principia Biopharma Inc.	513	33
^	Vir Biotechnology Inc.	668	31
*	Jounce Therapeutics Inc.	6,786	31
	SpringWorks Therapeutics Inc.	957	31
*	Assertio Therapeutics Inc.	28,249	31
*	Harpoon Therapeutics Inc.	1,958	30
	Turning Point Therapeutics Inc.	601	30
*	BioCryst Pharmaceuticals Inc.	9,796	29
^,*	AcelRx Pharmaceuticals Inc.	21,974	29
*	Cytokinetics Inc.	2,050	29
	LeMaitre Vascular Inc.	975	28
*	Acorda Therapeutics Inc.	19,020	27
*	Kezar Life Sciences Inc.	6,183	27
*	AnaptysBio Inc.	1,710	26
*	Constellation Pharmaceuticals Inc.	707	25
	Applied Therapeutics Inc.	594	25
*	Protagonist Therapeutics Inc.	3,153	25
*	Kala Pharmaceuticals Inc.	4,515	24
*	Solid Biosciences Inc.	7,120	23
*	Evelo Biosciences Inc.	4,639	23
	IGM Biosciences Inc.	456	23
*	CareDx Inc.	996	23
*	UNITY Biotechnology Inc.	3,815	23
	Livongo Health Inc.	887	22
*	Viela Bio Inc.	503	22
*	Cellular Biomedicine Group Inc.	1,367	22
	Stoke Therapeutics Inc.	858	21
*	Aprea Therapeutics Inc.	592	20
	Phreesia Inc.	636	20
*	Osmotica Pharmaceuticals plc	3,365	20
	Utah Medical Products Inc.	224	20
*	Menlo Therapeutics Inc.	6,547	19
	Oyster Point Pharma Inc.	517	18
*	Pacific Biosciences of California Inc.	5,371	18
^,*	TherapeuticsMD Inc.	10,566	18
*	Atreca Inc.	722	17
*	WaVe Life Sciences Ltd.	1,992	17
*	Dynavax Technologies Corp.	4,101	16
	Health Catalyst Inc.	500	15
*	Aclaris Therapeutics Inc.	12,949	15
*	Rigel Pharmaceuticals Inc.	6,863	15
*	Affimed NV	6,003	14
*	TransMedics Group Inc.	902	14
*	Synlogic Inc.	6,661	14
*	Minerva Neurosciences Inc.	1,864	14
	NextCure Inc.	306	13
^,*	CEL-SCI Corp.	1,159	13
	Cortexyme Inc.	250	13
*	Enochian Biosciences Inc.	3,783	12
	Phibro Animal Health Corp.	476	12
	Satsuma Pharmaceuticals Inc.	417	12
*	EyePoint Pharmaceuticals Inc.	8,981	12
*	Frequency Therapeutics Inc.	530	11
*	Akero Therapeutics Inc.	524	11
*	VBI Vaccines Inc.	9,213	11
*	Spectrum Pharmaceuticals Inc.	3,830	11
*	Alphatec Holdings Inc.	1,865	11
*	Avid Bioservices Inc.	1,718	11
	Castle Biosciences Inc.	361	11
*	Fulcrum Therapeutics Inc.	554	10
*	Sientra Inc.	2,465	10
*	Aldeyra Therapeutics Inc.	2,695	10
*	NGM Biopharmaceuticals Inc.	540	10

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	89bio Inc.	269	10
*	Cabaletta Bio Inc.	637	10
*	Prevail Therapeutics Inc.	714	9
*	Neon Therapeutics Inc.	5,942	9
*	resTORbio Inc.	6,356	9
	Morphic Holding Inc.	546	9
*	Aduro Biotech Inc.	2,802	9
*	PolarityTE Inc.	5,888	8
*	Personalis Inc.	831	7
*	Kiniksa Pharmaceuticals Ltd.	359	7
*	ADMA Biologics Inc.	2,155	6
	Mirum Pharmaceuticals Inc.	364	6
	Exagen Inc.	316	5
*	Rockwell Medical Inc.	1,847	5
*	ElectroCore Inc.	5,445	4
*	CASI Pharmaceuticals Inc.	2,134	4
*	Hookipa Pharma Inc.	376	4
*	Beyondspring Inc.	225	4
	RAPT Therapeutics Inc.	179	4
*	Eloxx Pharmaceuticals Inc.	1,114	3
*	Galera Therapeutics Inc.	157	3
*	Xeris Pharmaceuticals Inc.	611	2
	TransEnterix Inc.	1,817	2
*	Cyclerion Therapeutics Inc.	495	2
	Passage Bio Inc.	81	2
*	Evofem Biosciences Inc.	297	2
	Tela Bio Inc.	98	2
			20,549
Materials & Processing (5.9%)
	Louisiana-Pacific Corp.	44,751	1,273
	Rexnord Corp.	42,018	1,225
	Commercial Metals Co.	52,359	956
*	Summit Materials Inc.	40,670	795
	Carpenter Technology Corp.	21,162	778
*	Gibraltar Industries Inc.	14,354	727
*	BMC Stock Holdings Inc.	29,478	723
*	Beacon Roofing Supply Inc.	24,039	714
	Stepan Co.	8,051	707
	Minerals Technologies Inc.	15,633	701
	Belden Inc.	17,021	680
^	Cleveland-Cliffs Inc.	99,790	580
*	Livent Corp.	64,092	572
	Hecla Mining Co.	213,919	565
	Boise Cascade Co.	12,965	460
	Schweitzer-Mauduit International Inc.	13,481	455
	Sensient Technologies Corp.	8,912	438
*	Coeur Mining Inc.	103,736	432
	Greif Inc. Class A	11,861	419
	Worthington Industries Inc.	13,069	416
	Trinseo SA	17,146	375
	Kaiser Aluminum Corp.	3,301	312
	Mueller Industries Inc.	10,900	305
	Mueller Water Products Inc.	27,713	303
	Griffon Corp.	15,941	277
*	MRC Global Inc.	30,944	269
	PH Glatfelter Co.	18,872	269
*	Novagold Resources Inc.	30,338	242
	Quanex Building Products Corp.	14,306	240
	Materion Corp.	5,213	236
*	Verso Corp.	14,092	230
	HB Fuller Co.	5,674	223
*	GMS Inc.	9,584	219
*	PQ Group Holdings Inc.	16,434	218
	Tredegar Corp.	11,305	193

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	American Vanguard Corp.	12,637	193
*	Clearwater Paper Corp.	7,029	192
*	PGT Innovations Inc.	12,545	190
*	AK Steel Holding Corp.	81,063	187
	Schnitzer Steel Industries Inc.	11,268	186
*	AdvanSix Inc.	12,274	178
	Patrick Industries Inc.	3,239	171
	Insteel Industries Inc.	8,003	159
	Tronox Holdings plc Class A	21,322	157
	Hawkins Inc.	4,227	151
*	Cornerstone Building Brands Inc.	20,005	147
	US Silica Holdings Inc.	31,748	146
	NN Inc.	18,402	143
	Haynes International Inc.	5,408	137
	Universal Forest Products Inc.	2,890	135
*	Unifi Inc.	6,322	135
*	UFP Technologies Inc.	2,679	132
	Orion Engineered Carbons SA	9,192	131
*	Northwest Pipe Co.	4,099	129
*	Century Aluminum Co.	22,002	128
	Innospec Inc.	1,432	124
	FutureFuel Corp.	11,329	115
*	Landec Corp.	11,221	115
	Gold Resource Corp.	26,771	108
	Caesarstone Ltd.	9,857	107
*	Kraton Corp.	9,735	99
	Greif Inc.	2,448	98
	Kronos Worldwide Inc.	9,760	97
*	Foundation Building Materials Inc.	6,250	97
*	TimkenSteel Corp.	17,586	89
*	Builders FirstSource Inc.	3,847	87
*	Ferro Corp.	6,464	75
	Neenah Inc.	1,287	74
*	Intrepid Potash Inc.	41,829	74
^,*	Amyris Inc.	22,544	72
	Oil-Dri Corp. of America	2,319	71
*	Veritiv Corp.	5,738	69
	United States Lime & Minerals Inc.	838	67
*	LB Foster Co.	3,981	63
*	JELD-WEN Holding Inc.	3,131	59
	Eastern Co.	2,299	59
	PolyOne Corp.	2,167	54
	Apogee Enterprises Inc.	1,701	51
	Rayonier Advanced Materials Inc.	20,733	51
*	Koppers Holdings Inc.	2,297	50
^,*	Energy Fuels Inc.	40,051	47
	Olympic Steel Inc.	3,899	47
*	BlueLinx Holdings Inc.	3,893	46
	Culp Inc.	4,694	43
*	Masonite International Corp.	553	41
*	Synalloy Corp.	3,531	40
*	Concrete Pumping Holdings Inc.	6,944	36
*	Armstrong Flooring Inc.	7,624	20
*	LSB Industries Inc.	9,545	19
	Valhi Inc.	11,626	16
*	NL Industries Inc.	3,555	12
	CompX International Inc.	699	10
*	Ryerson Holding Corp.	441	4
*	Marrone Bio Innovations Inc.	1,212	1
§,*	Ferroglobe Representation & Warranty	19,424	—
			23,061
Other (0.0%)[1]
	PPD Inc.	1,037	29
*	Reynolds Consumer Products Inc.	771	22

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Arcutis Biotherapeutics Inc.	318	8
	Schrodinger Inc.	127	6
*	Sprout Social Inc. Class A	213	4
*	REVOLUTION Medicines Inc.	91	3
*	1Life Healthcare Inc.	77	2
	Beam Therapeutics Inc.	70	2
§,*	NewStar Financial Inc. CVR	6,148	2
*	Black Diamond Therapeutics Inc.	54	1
§,*	Media General Inc. CVR	35,434	1
§,*	Corium CVR	871	—
			80
Producer Durables (12.1%)
*	Darling Ingredients Inc.	71,929	1,849
*	FTI Consulting Inc.	14,809	1,667
	KBR Inc.	62,255	1,616
	UniFirst Corp.	6,633	1,233
	GATX Corp.	15,648	1,119
	Kennametal Inc.	36,845	1,024
	Barnes Group Inc.	18,481	992
	SkyWest Inc.	21,752	988
	ABM Industries Inc.	29,420	969
*	Allegheny Technologies Inc.	56,191	960
	Altra Industrial Motion Corp.	28,867	870
	Triton International Ltd.	23,898	821
*	Navistar International Corp.	21,610	785
	Aircastle Ltd.	22,833	727
*	SPX FLOW Inc.	18,253	671
*	Hub Group Inc.	14,393	665
	Werner Enterprises Inc.	19,704	662
	Cubic Corp.	11,500	626
	Matson Inc.	18,543	616
*	CBIZ Inc.	22,877	596
	Deluxe Corp.	17,701	589
	Kaman Corp.	10,344	574
*	Sykes Enterprises Inc.	16,660	528
	AAR Corp.	14,871	514
*	Huron Consulting Group Inc.	8,560	508
	Mobile Mini Inc.	12,852	501
*	TriMas Corp.	19,568	496
	Rush Enterprises Inc. Class A	11,825	496
	Watts Water Technologies Inc.	5,226	491
	Otter Tail Corp.	9,739	473
	EMCOR Group Inc.	6,087	468
*	Aerojet Rocketdyne Holdings Inc.	9,482	467
	Steelcase Inc.	28,702	466
	EnPro Industries Inc.	8,429	455
	Encore Wire Corp.	8,877	435
	SFL Corp. Ltd.	35,564	432
	Hawaiian Holdings Inc.	20,160	421
*	Saia Inc.	4,556	398
	EnerSys	6,425	396
	Astec Industries Inc.	10,200	383
	Scorpio Tankers Inc.	19,233	380
*	SP Plus Corp.	9,948	363
*	Herc Holdings Inc.	9,747	358
	Granite Construction Inc.	17,451	355
	Standex International Corp.	5,541	351
	ACCO Brands Corp.	43,844	351
	Heartland Express Inc.	19,413	348
	Greenbrier Cos. Inc.	13,956	338
	Marten Transport Ltd.	16,995	332
	Hillenbrand Inc.	13,928	326
	Triumph Group Inc.	16,269	309
	Lindsay Corp.	3,091	306

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	CIRCOR International Inc.	8,490	305
	AZZ Inc.	7,786	287
*	SEACOR Holdings Inc.	7,554	282
*	Atlas Air Worldwide Holdings Inc.	10,113	270
*	Enerpac Tool Group Corp. Class A	12,297	263
*	Vectrus Inc.	4,910	256
	Wabash National Corp.	23,275	256
*	Tutor Perini Corp.	17,283	251
*	TrueBlue Inc.	16,801	250
*	Conduent Inc.	74,949	245
	Kelly Services Inc.	14,479	241
*	Aegion Corp.	13,332	240
*	Tidewater Inc.	17,073	237
	McGrath RentCorp	3,371	234
	ICF International Inc.	2,964	225
	Ennis Inc.	11,044	222
	DHT Holdings Inc.	39,617	220
	ArcBest Corp.	11,079	220
*	International Seaways Inc.	10,970	218
*	Echo Global Logistics Inc.	11,600	214
	Hyster-Yale Materials Handling Inc.	4,377	211
	MTS Systems Corp.	5,193	208
*	DXP Enterprises Inc.	7,071	201
	Gorman-Rupp Co.	6,077	194
	Nordic American Tankers Ltd.	60,180	194
*	Manitowoc Co. Inc.	15,242	190
*	BrightView Holdings Inc.	13,576	190
*	Textainer Group Holdings Ltd.	22,812	188
*	Spirit Airlines Inc.	6,372	181
*	CAI International Inc.	7,236	179
*	Thermon Group Holdings Inc.	10,148	178
*	Modine Manufacturing Co.	23,631	176
	Brady Corp. Class A	3,719	176
*	Ducommun Inc.	3,894	174
	Teekay Tankers Ltd. Class A	10,277	170
*	Team Inc.	12,899	164
	Heidrick & Struggles International Inc.	7,266	162
*	SPX Corp.	3,557	149
*	ASGN Inc.	2,924	148
	Terex Corp.	6,690	147
	Costamare Inc.	22,385	146
	Moog Inc.	1,827	141
	Miller Industries Inc.	4,527	135
	HNI Corp.	3,989	131
	Powell Industries Inc.	3,891	130
	Pitney Bowes Inc.	37,086	127
*	Sterling Construction Co. Inc.	8,842	121
	Columbus McKinnon Corp.	3,871	120
	Primoris Services Corp.	6,234	118
	Resources Connection Inc.	9,245	116
	Park Aerospace Corp.	8,072	112
	CRA International Inc.	2,409	112
*	Arlo Technologies Inc.	33,159	109
*	Teekay Corp.	29,697	109
*	Dorian LPG Ltd.	9,591	107
	VSE Corp.	3,577	105
	Park-Ohio Holdings Corp.	4,163	102
*	Diamond S Shipping Inc.	9,576	99
*	Lydall Inc.	7,426	88
	Rush Enterprises Inc. Class B	2,029	85
*	Titan Machinery Inc.	8,266	84
*	CECO Environmental Corp.	12,296	83
	H&E Equipment Services Inc.	3,489	83
*	Covenant Transportation Group Inc.	6,642	80

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
^,*	Construction Partners Inc. Class A	4,699	80
	Hurco Cos. Inc.	2,807	79
*	Dycom Industries Inc.	2,647	78
	REV Group Inc.	9,959	78
	Graham Corp.	4,062	67
	Quad/Graphics Inc.	13,951	67
*	Willis Lease Finance Corp.	1,162	66
	Preformed Line Products Co.	1,323	65
*	Daseke Inc.	19,388	64
*	GP Strategies Corp.	5,731	64
	Ardmore Shipping Corp.	11,534	63
*	Advanced Disposal Services Inc.	1,909	63
*	Eagle Bulk Shipping Inc.	18,814	62
	Alamo Group Inc.	562	62
	Scorpio Bulkers Inc.	19,331	62
*	InnerWorkings Inc.	19,567	61
*	Blue Bird Corp.	3,394	61
	RR Donnelley & Sons Co.	31,169	59
*	Commercial Vehicle Group Inc.	13,350	58
	ESCO Technologies Inc.	638	58
	Spartan Motors Inc.	3,828	56
	Briggs & Stratton Corp.	17,703	56
	Argan Inc.	1,306	55
	Franklin Electric Co. Inc.	1,043	54
*	Mistras Group Inc.	6,765	53
*	Information Services Group Inc.	16,325	52
*	Heritage-Crystal Clean Inc.	1,909	50
	Genco Shipping & Trading Ltd.	6,412	49
*	DHI Group Inc	21,322	49
*	American Superconductor Corp.	6,988	48
	Titan International Inc.	21,295	47
*	Overseas Shipholding Group Inc. Class A	27,434	47
*	Liquidity Services Inc.	11,631	46
*	IES Holdings Inc.	1,894	44
*	StarTek Inc.	7,001	44
	Federal Signal Corp.	1,468	43
*	US Xpress Enterprises Inc.	9,207	40
	BG Staffing Inc.	2,374	37
*	Twin Disc Inc.	4,327	35
	Kimball International Inc.	2,072	34
	GasLog Ltd.	5,954	33
*	Gencor Industries Inc.	3,277	33
*	Vishay Precision Group Inc.	1,119	31
*	YRC Worldwide Inc.	14,122	30
*	Safe Bulkers Inc.	21,880	29
*	Mesa Air Group Inc.	4,912	28
*	Great Lakes Dredge & Dock Corp.	2,841	28
	Systemax Inc.	1,265	26
*	FARO Technologies Inc.	406	23
	Knoll Inc.	1,208	21
*	General Finance Corp.	2,735	21
	Hackett Group Inc.	964	15
	Luxfer Holdings plc	891	14
	Roadrunner Transportation Systems Inc.	1,498	11
*	PAM Transportation Services Inc.	252	10
*	Charah Solutions Inc.	4,004	9
	Advanced Emissions Solutions Inc.	776	7
*	Exela Technologies Inc.	4,025	1
			46,849
Technology (9.1%)
*	Lumentum Holdings Inc.	33,882	2,637
*	Tech Data Corp.	15,561	2,216
*	Cirrus Logic Inc.	25,516	1,751
	Perspecta Inc.	57,162	1,427

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Anixter International Inc.	13,428	1,309
	Vishay Intertechnology Inc.	59,278	1,109
*	LiveRamp Holdings Inc.	29,770	1,055
*	Synaptics Inc.	14,869	982
*	Cloudera Inc.	100,098	891
	ManTech International Corp.	11,838	887
*	NetScout Systems Inc.	32,287	830
*	Plexus Corp.	10,917	724
*	Rambus Inc.	49,066	686
*	FormFactor Inc.	30,538	683
	KEMET Corp.	25,271	659
*	Avaya Holdings Corp.	48,364	627
*	Sanmina Corp.	23,104	607
*	Knowles Corp.	36,061	599
*	Diodes Inc.	13,602	599
*	TTM Technologies Inc.	44,383	577
*	Insight Enterprises Inc.	9,630	531
*	Infinera Corp.	77,832	529
*	MACOM Technology Solutions Holdings Inc.	20,417	516
	Methode Electronics Inc.	16,342	501
*	Onto Innovation Inc.	16,097	492
*	Ambarella Inc.	8,184	487
*	3D Systems Corp.	51,428	471
*	Amkor Technology Inc.	43,885	458
	AVX Corp.	20,536	446
	Benchmark Electronics Inc.	16,119	438
*	II-VI Inc.	13,848	411
	TiVo Corp.	53,866	408
^	Maxar Technologies Inc.	25,937	395
	CTS Corp.	14,768	385
*	Photronics Inc.	29,164	363
	Cohu Inc.	17,600	360
*	Stratasys Ltd.	22,458	359
*	Ultra Clean Holdings Inc.	17,123	358
*	Axcelis Technologies Inc.	13,987	336
*	ScanSource Inc.	11,001	313
	Xperi Corp.	17,204	296
	Comtech Telecommunications Corp.	10,357	290
*	Veeco Instruments Inc.	20,824	279
*	NETGEAR Inc.	12,899	243
*	Harmonic Inc.	37,953	233
*	Ichor Holdings Ltd.	7,862	227
	PC Connection Inc.	4,887	199
*	PDF Solutions Inc.	11,422	167
	ADTRAN Inc.	20,613	166
*	Digi International Inc.	12,139	161
*	SMART Global Holdings Inc.	5,878	158
*	Limelight Networks Inc.	29,678	150
	Brooks Automation Inc.	4,113	142
*	CalAmp Corp.	14,499	139
*	Kimball Electronics Inc.	10,095	137
^,*	Inseego Corp.	19,692	137
	QAD Inc.	2,444	120
*	NeoPhotonics Corp.	17,344	115
*	Diebold Nixdorf Inc.	15,994	112
*	Semtech Corp.	2,693	106
*	Unisys Corp.	6,726	104
*	Blucora Inc.	5,892	103
*	Alpha & Omega Semiconductor Ltd.	8,849	96
*	Immersion Corp.	13,515	94
*	GTY Technology Holdings Inc.	17,139	92
*	Calix Inc.	9,813	88
	American Software Inc.	5,239	86
*	Ribbon Communications Inc.	26,175	85

54

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
*	Verint Systems Inc.	1,540	85
*	DSP Group Inc.	6,192	84
*	KVH Industries Inc.	8,087	84
*	Synchronoss Technologies Inc.	16,510	81
*	Rubicon Project Inc.	7,116	81
	Daktronics Inc.	16,197	80
*	comScore Inc.	21,308	75
*	Bandwidth Inc. Class A	1,175	74
*	Applied Optoelectronics Inc.	8,031	72
*	Fabrinet	1,280	71
*	OneSpan Inc.	4,141	68
*	ePlus Inc.	833	63
*	AXT Inc.	16,351	57
*	Meet Group Inc.	10,567	54
	Bel Fuse Inc.	4,236	48
*	Acacia Research Corp.	20,628	47
*	GSI Technology Inc.	6,972	46
*	Telenav Inc.	7,596	45
*	SecureWorks Corp.	3,220	45
*	Ping Identity Holding Corp.	1,026	24
*	CEVA Inc.	746	21
*	Adesto Technologies Corp.	1,559	19
	TESSCO Technologies Inc.	2,925	18
*	TrueCar Inc.	6,166	16
	NVE Corp.	129	8
*	Digimarc Corp.	269	5
*	Leaf Group Ltd.	1,822	5
*	Cambium Networks Corp.	701	4
*	Casa Systems Inc.	1,202	4
*	DASAN Zhone Solutions Inc.	193	1
*	Ideanomics Inc.	1,480	1
			35,123
Utilities (6.9%)
	Portland General Electric Co.	39,259	2,136
	Black Hills Corp.	26,890	1,941
	ONE Gas Inc.	22,987	1,888
	Spire Inc.	21,928	1,646
	PNM Resources Inc.	34,825	1,640
	ALLETE Inc.	22,855	1,577
	NorthWestern Corp.	22,364	1,573
	Avista Corp.	29,185	1,376
	Southwest Gas Holdings Inc.	21,129	1,367
	New Jersey Resources Corp.	36,288	1,281
*	Iridium Communications Inc.	43,973	1,190
	Pattern Energy Group Inc. Class A	39,035	1,056
	El Paso Electric Co.	14,810	1,005
	South Jersey Industries Inc.	35,032	948
	Ormat Technologies Inc.	11,288	787
	Northwest Natural Holding Co.	11,456	753
	MGE Energy Inc.	9,889	705
	Clearway Energy Inc.	32,673	687
	Unitil Corp.	6,575	370
	Clearway Energy Inc. Class A	15,329	311
*	Vonage Holdings Corp.	31,638	283
*	Cincinnati Bell Inc.	21,694	283
	ATN International Inc.	4,809	259
	SJW Group	4,035	247
	Consolidated Communications Holdings Inc.	30,792	192
	TerraForm Power Inc.	9,908	186
*	AquaVenture Holdings Ltd.	5,174	140
	Artesian Resources Corp.	3,512	121
^,*	Intelsat SA	29,245	113
	Consolidated Water Co. Ltd.	6,394	103
	RGC Resources Inc.	3,324	91

55

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2020

		Shares	Market Value ($000)
	Spok Holdings Inc.	7,799	78
	California Water Service Group	1,191	57
	Middlesex Water Co.	952	57
^,*	Cadiz Inc.	5,688	50
*	Atlantic Power Corp.	17,304	39
	Genie Energy Ltd. Class B	3,624	25
^,*	Frontier Communications Corp.	44,540	24
	York Water Co.	556	24
*	ORBCOMM Inc.	6,051	20
^,*	Pareteum Corp.	35,441	20
*	IDT Corp.	1,816	14
			26,663
Total Common Stocks (Cost $413,809)			384,134

	Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[2,3] Vanguard Market Liquidity Fund	1.706%		60,167	6,019

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill	1.543%	4/16/20	84	84
Total Temporary Cash Investments (Cost $6,102)				6,103
Total Investments (100.7%) (Cost $419,911)				390,237
Other Assets and Liabilities—Net (-0.7%)[3,4]				(2,720)
Net Assets (100%)				387,517

Cost rounded to $000.

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,181,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund's benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,563,000 was received for securities on loan, of which $4,542,000 is held in Vanguard Market Liquidity Fund and $21,000 is held in cash.
4	Securities with a value of $84,000 and cash of $5,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights. REIT—Real Estate Investment Trust.

56

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (13.0%)
*	Deckers Outdoor Corp.	22,932	3,986
*	Chegg Inc.	96,699	3,792
	Churchill Downs Inc.	28,666	3,602
*	SiteOne Landscape Supply Inc.	33,338	3,309
	Texas Roadhouse Inc.	53,916	3,031
	Cracker Barrel Old Country Store Inc.	19,609	2,811
*	Eldorado Resorts Inc.	53,908	2,705
	Strategic Education Inc.	17,405	2,565
	Steven Madden Ltd.	68,592	2,243
*	National Vision Holdings Inc.	64,051	2,230
*	Fox Factory Holding Corp.	30,749	1,949
	LCI Industries	19,934	1,925
	Aaron's Inc.	48,894	1,923
*	Cimpress plc	16,260	1,893
	Wingstop Inc.	22,128	1,869
	Boyd Gaming Corp.	59,553	1,591
*	Avis Budget Group Inc.	47,055	1,523
	American Eagle Outfitters Inc.	116,755	1,504
	Monro Inc.	26,705	1,499
*	Crocs Inc.	56,362	1,475
*	Cavco Industries Inc.	7,032	1,418
*	Shake Shack Inc.	23,737	1,411
*	Asbury Automotive Group Inc.	15,778	1,399
*	YETI Holdings Inc.	45,507	1,377
*	Instructure Inc.	28,069	1,369
	Lithia Motors Inc. Class A	11,269	1,343
*	Dorman Products Inc.	22,028	1,336
	Bloomin' Brands Inc.	71,176	1,280
*	LGI Homes Inc.	16,547	1,247
	Cheesecake Factory Inc.	33,895	1,208
	Red Rock Resorts Inc.	56,891	1,172
*	Meritor Inc.	51,052	1,158
*	American Woodmark Corp.	13,696	1,147
*	Gentherm Inc.	27,106	1,105
*	SeaWorld Entertainment Inc.	38,390	1,045
*	Skyline Champion Corp.	40,939	1,043
*	Cardlytics Inc.	11,686	928
	Winnebago Industries Inc.	17,856	927
	Papa John's International Inc.	16,079	926
*	Sleep Number Corp.	20,931	922
	Rent-A-Center Inc.	40,472	862
	Inter Parfums Inc.	14,335	861
	Meredith Corp.	32,640	860
	Core-Mark Holding Co. Inc.	36,966	851
*	Perdoceo Education Corp.	56,203	839
	Wolverine World Wide Inc.	31,753	835
	Dave & Buster's Entertainment Inc.	25,188	831
*	Scientific Games Corp.	45,436	829
	Viad Corp.	16,348	821
	Brinker International Inc.	23,103	794
*	Liberty Media Corp-Liberty Braves Class C	29,893	777
*	Malibu Boats Inc.	16,726	735
	Children's Place Inc.	12,424	716
*,^	Stitch Fix Inc. Class A	29,683	713
*	Boot Barn Holdings Inc.	22,816	700
*	Rh	3,843	697
*	Sonos Inc.	57,776	667
*	IMAX Corp.	42,771	666
	Dine Brands Global Inc.	7,768	636
	Interface Inc.	42,720	623
*	Denny's Corp.	35,393	616

57

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Shutterstock Inc.	15,859	611
*	BJ's Wholesale Club Holdings Inc.	31,460	606
	Sturm Ruger & Co. Inc.	12,524	602
	Marriott Vacations Worldwide Corp.	6,216	602
*	Gray Television Inc.	30,230	572
*	America's Car-Mart Inc.	5,098	524
	BJ's Restaurants Inc.	15,727	518
*	WillScot Corp.	29,130	511
*	QuinStreet Inc.	37,544	484
	KB Home	13,914	453
	La-Z-Boy Inc.	15,588	447
	Ruth's Hospitality Group Inc.	22,756	435
*	Universal Electronics Inc.	10,009	423
*	Murphy USA Inc.	4,077	397
	Camping World Holdings Inc.	26,915	368
	Twin River Worldwide Holdings Inc.	14,097	366
*	1-800-Flowers.com Inc.	20,270	366
*,^	GoPro Inc.	94,678	359
*	Monarch Casino & Resort Inc.	7,375	349
*	Central European Media Enterprises Ltd.	72,375	321
	Oxford Industries Inc.	5,299	320
*	Century Communities Inc.	9,443	315
*	Penn National Gaming Inc.	10,063	298
	Kontoor Brands Inc.	8,604	290
*	Liberty TripAdvisor Holdings Inc.	62,391	272
*	Taylor Morrison Home Corp.	11,867	267
*	Franklin Covey Co.	7,973	251
*	Fitbit Inc.	38,568	246
*	MasterCraft Boat Holdings Inc.	15,038	243
	Designer Brands Inc. Class A	17,809	241
	Jack in the Box Inc.	3,243	223
*	Lindblad Expeditions Holdings Inc.	18,722	223
*	Liberty Media Corp-Liberty Braves Class A	8,186	213
*	Noodles & Co.	23,490	191
	Winmark Corp.	817	163
*	Hemisphere Media Group Inc.	12,601	159
	Standard Motor Products Inc.	3,612	159
	Johnson Outdoors Inc.	2,523	157
	Collectors Universe Inc.	6,752	155
*	Funko Inc.	17,717	144
	Clarus Corp.	11,556	134
*	Drive Shack Inc.	44,111	126
^	Tailored Brands Inc.	36,154	118
*	Boston Omaha Corp.	5,932	115
*	Golden Entertainment Inc	6,938	113
*	MDC Partners Inc.	44,658	112
	PriceSmart Inc.	1,571	87
*,^	Revlon Inc.	4,940	85
	Marine Products Corp.	6,014	76
*	Habit Restaurants Inc.	5,182	72
*	Fluent Inc.	30,503	71
*	Cars.com Inc.	7,657	69
*	Chuy's Holdings Inc.	3,205	69
*	Biglari Holdings Inc.	610	64
*	Lovesac Co.	6,934	60
	Hamilton Beach Brands Holding Co.	5,155	60
	Nathan's Famous Inc.	998	59
*,^	Duluth Holdings Inc.	8,389	58
*	Quotient Technology Inc.	6,057	54
*	Stoneridge Inc.	2,335	52
*	RealReal Inc.	3,687	52
*	elf Beauty Inc.	3,086	49
*	K12 Inc.	2,355	47
*	Rosetta Stone Inc.	2,684	46

58

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	National CineMedia Inc.	5,403	42
*	Lumber Liquidators Holdings Inc.	4,183	41
*	Select Interior Concepts Inc. Class A	4,801	36
*	LiveXLive Media Inc.	27,092	34
*	Inspired Entertainment Inc.	6,468	34
	National Presto Industries Inc.	382	30
	Kura Sushi USA Inc. Class A	1,485	28
*	Centric Brands Inc.	12,785	26
*	Purple Innovation Inc. Class A	1,793	24
	Superior Group of Cos. Inc.	1,944	23
*	Overstock.com Inc.	3,317	21
*	Clear Channel Outdoor Holdings Inc.	10,233	21
*	Legacy Housing Corp.	1,330	19
	Entravision Communications Corp. Class A	9,401	19
*	Regis Corp.	1,411	18
*	Hibbett Sports Inc.	895	17
*	Hudson Ltd. Class A	1,875	17
*	MarineMax Inc.	929	16
*,^	Eros International plc	5,661	13
*	Green Brick Partners Inc.	1,184	13
	Hooker Furniture Corp.	659	12
*	At Home Group Inc.	2,477	12
*	ZAGG Inc.	1,271	8
*	Youngevity International Inc.	6,396	7
*	Carrols Restaurant Group Inc.	1,519	6
*,^	Waitr Holdings Inc.	7,975	3
			103,347
Consumer Staples (3.3%)
*	Performance Food Group Co.	84,086	3,565
*	Helen of Troy Ltd.	20,520	3,378
*	Boston Beer Co. Inc. Class A	6,826	2,531
	J&J Snack Foods Corp.	12,362	1,988
	WD-40 Co.	11,224	1,936
*	Freshpet Inc.	28,124	1,869
	Sanderson Farms Inc.	13,646	1,686
	Lancaster Colony Corp.	11,194	1,617
	Vector Group Ltd.	85,108	989
	Calavo Growers Inc.	13,195	956
	Coca-Cola Consolidated Inc.	3,828	752
	Medifast Inc.	9,040	751
*	USANA Health Sciences Inc.	10,260	678
*	Chefs' Warehouse Inc.	20,009	613
	John B Sanfilippo & Son Inc.	7,052	495
*,^	National Beverage Corp.	9,653	408
	Tootsie Roll Industries Inc.	11,901	382
*	BellRing Brands Inc. Class A	19,015	374
	MGP Ingredients Inc.	10,645	306
*	Primo Water Corp.	19,653	275
	Turning Point Brands Inc.	6,757	177
*	Celsius Holdings Inc.	23,262	137
*	Lifevantage Corp.	11,384	135
*,^	New Age Beverages Corp.	62,233	126
	PetMed Express Inc.	4,542	120
*,^	HF Foods Group Inc.	6,241	112
^	B&G Foods Inc.	5,310	79
*,^	22nd Century Group Inc.	94,676	70
	Limoneira Co.	3,638	61
*	Bridgford Foods Corp.	1,337	23
*	Greenlane Holdings Inc. Class A	7,671	16
*	Craft Brew Alliance Inc.	732	12
			26,617
Energy (1.2%)
*	Enphase Energy Inc.	74,962	3,671
*	Sunrun Inc.	92,129	1,782

59

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Cactus Inc.	38,588	1,054
*	TPI Composites Inc.	23,694	562
	DMC Global Inc	11,522	415
*	Vivint Solar Inc.	35,930	404
*	ProPetro Holding Corp.	37,460	328
	CVR Energy Inc.	10,046	286
	Solaris Oilfield Infrastructure Inc.	25,343	269
	Brigham Minerals Inc. Class A	9,255	148
*,^	Tellurian Inc.	77,147	139
	Evolution Petroleum Corp.	19,583	92
*	Matador Resources Co.	9,282	89
	Liberty Oilfield Services Inc.	12,462	83
	Golar LNG Ltd.	5,874	75
*	Altus Midstream Co. Class A	40,023	58
	Sunnova Energy International Inc.	3,126	54
*	RigNet Inc.	11,226	40
*	NextDecade Corp.	10,269	39
*	PrimeEnergy Resources Corp.	280	37
*	Ring Energy Inc.	19,718	28
*	Goodrich Petroleum Corp.	4,591	24
	Falcon Minerals Corp.	4,892	20
*	US Well Services Inc.	12,285	13
*	FTS International Inc.	12,142	11
*	Rosehill Resources Inc.	8,079	6
*	SilverBow Resources Inc.	566	2
			9,729
Financial Services (11.1%)
	EastGroup Properties Inc.	30,941	3,890
	First Financial Bankshares Inc.	106,552	3,062
	QTS Realty Trust Inc.	47,226	2,653
	FirstCash Inc.	34,236	2,633
	RLI Corp.	32,636	2,623
	Ryman Hospitality Properties Inc.	37,453	2,603
	PS Business Parks Inc.	16,341	2,427
	Federated Hermes Inc.	78,737	2,272
*	eHealth Inc.	18,621	2,185
	Ares Management Corp. Class A	58,690	2,030
	Kinsale Capital Group Inc.	16,686	2,027
*	Redfin Corp.	73,164	1,980
	Houlihan Lokey Inc.	34,384	1,761
	Essent Group Ltd.	39,865	1,740
	American Assets Trust Inc.	39,518	1,638
	National Storage Affiliates Trust	48,501	1,636
	Four Corners Property Trust Inc.	55,843	1,602
*	Cushman & Wakefield plc	86,150	1,567
	Uniti Group Inc.	150,792	1,472
	EVERTEC Inc.	49,567	1,471
	GEO Group Inc.	97,219	1,423
*	NMI Holdings Inc.	53,180	1,241
	National Health Investors Inc.	15,163	1,239
	CareTrust REIT Inc.	58,173	1,214
	Selective Insurance Group Inc.	21,712	1,211
	Cohen & Steers Inc.	18,517	1,160
	ServisFirst Bancshares Inc.	32,630	1,127
*	Green Dot Corp.	32,905	1,124
	Hamilton Lane Inc.	17,968	1,117
	Kennedy-Wilson Holdings Inc.	51,000	1,031
	Universal Health Realty Income Trust	9,456	1,019
	Moelis & Co.	31,603	1,010
	Newmark Group Inc.	104,372	997
^	Tanger Factory Outlet Centers Inc.	73,901	885
*	Cardtronics plc	24,123	875
^	Innovative Industrial Properties Inc.	9,283	854
	First Industrial Realty Trust Inc.	21,060	811

60

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Axos Financial Inc.	29,674	739
*	Evo Payments Inc.	28,987	733
*,^	Trupanion Inc.	23,497	722
	NexPoint Residential Trust Inc.	16,218	722
	LTC Properties Inc.	15,861	711
*	Focus Financial Partners Inc.	25,119	683
	National General Holdings Corp.	33,247	647
	Artisan Partners Asset Management Inc.	21,909	626
	Lakeland Financial Corp.	14,794	605
*	Everi Holdings Inc.	56,277	585
	Meta Financial Group Inc.	16,909	556
	Cass Information Systems Inc.	11,548	542
	Alexander's Inc.	1,743	542
*	Marcus & Millichap Inc.	16,504	528
	iStar Inc.	34,372	520
*	Palomar Holdings Inc.	10,110	514
	Goosehead Insurance Inc.	9,334	506
	PJT Partners Inc.	10,857	488
	James River Group Holdings Ltd.	11,595	469
	RMR Group Inc.	12,469	465
	Community Healthcare Trust Inc.	9,247	440
	Bank of NT Butterfield & Son Ltd.	14,639	405
	Saul Centers Inc.	8,995	387
*	Mr Cooper Group Inc.	29,882	383
	Glacier Bancorp Inc.	10,188	380
	UMH Properties Inc.	24,629	357
*	I3 Verticals Inc.	11,819	343
*	Enova International Inc.	17,653	339
	Easterly Government Properties Inc.	13,894	330
	Independent Bank Group Inc.	6,969	323
*	Triumph Bancorp Inc.	9,044	306
	Terreno Realty Corp.	5,401	296
	Veritex Holdings Inc.	12,065	290
*	Enstar Group Ltd.	1,616	288
	Diamond Hill Investment Group Inc.	2,216	281
	Ameris Bancorp	7,848	268
	Bank First Corp.	4,464	264
	National Bank Holdings Corp.	7,851	240
	Armada Hoffler Properties Inc.	14,034	235
*,^	Health Insurance Innovations Inc.	7,969	234
	Westamerica Bancorporation	3,969	230
	Kearny Financial Corp.	20,182	220
	FB Financial Corp.	6,669	217
*	World Acceptance Corp.	2,590	202
*,^	Paysign Inc.	24,373	196
	Bluerock Residential Growth REIT Inc.	18,490	192
	New Senior Investment Group Inc.	30,181	183
	Greenhill & Co. Inc.	12,330	180
	Walker & Dunlop Inc.	2,687	174
*	Seacoast Banking Corp. of Florida	6,960	173
	Independent Bank Corp.	2,531	171
	Preferred Bank	3,342	171
	Universal Insurance Holdings Inc.	8,132	168
	WisdomTree Investments Inc.	41,125	167
	Federal Agricultural Mortgage Corp.	2,212	166
	Essential Properties Realty Trust Inc.	7,245	166
	Sculptor Capital Management Inc. Class A	7,318	166
	Monmouth Real Estate Investment Corp.	11,551	164
	Cowen Inc.	10,673	160
*,^	eXp World Holdings Inc.	16,667	159
	Gladstone Commercial Corp.	7,596	143
	First Foundation Inc.	9,892	143
	Safeguard Scientifics Inc.	15,734	139
	United Community Banks Inc.	5,557	138

61

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Assetmark Financial Holdings Inc.	5,174	137
*	International Money Express Inc.	14,523	137
	Clipper Realty Inc.	12,065	136
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,663	124
	PennyMac Financial Services Inc.	3,502	124
	Stock Yards Bancorp Inc.	3,335	117
	Curo Group Holdings Corp.	12,546	116
*	TriState Capital Holdings Inc.	5,136	102
	Hingham Institution for Savings	538	98
	HarborOne Bancorp Inc.	9,781	98
	Pzena Investment Management Inc.	14,640	96
	Independent Bank Corp.	4,811	94
	Meridian Bancorp Inc.	5,637	93
	Seritage Growth Properties	2,569	88
*	Regional Management Corp.	3,431	88
	HomeTrust Bancshares Inc.	3,657	87
	Silvercrest Asset Management Group Inc.	7,304	84
	Crawford & Co. Class A	11,039	82
	City Holding Co.	1,140	80
*	BRP Group Inc. Class A	4,998	77
	Virtus Investment Partners Inc.	647	71
*	Baycom Corp.	3,185	68
	United Fire Group Inc.	1,700	65
	GAMCO Investors Inc. Class A	4,150	65
	FedNat Holding Co.	4,924	64
^	Pennsylvania REIT	26,559	63
	Greene County Bancorp Inc.	2,315	63
	Cambridge Bancorp	898	62
*	Coastal Financial Corp.	3,657	60
	OceanFirst Financial Corp.	2,887	59
	West Bancorporation Inc.	2,738	56
	American Finance Trust Inc.	5,302	55
*	Oportun Financial Corp.	2,619	55
	Eagle Bancorp Inc.	1,430	54
*	Siebert Financial Corp.	6,248	51
	Heritage Commerce Corp.	4,678	48
*	MBIA Inc.	6,050	47
	First Defiance Financial Corp.	1,944	47
	Investar Holding Corp.	2,163	46
*	Elevate Credit Inc.	13,853	46
*	Esquire Financial Holdings Inc.	1,889	43
	Marlin Business Services Corp.	2,182	43
	Fidelity D&D Bancorp Inc.	859	42
*	ProSight Global Inc.	3,065	41
	Hanmi Financial Corp.	2,600	41
	Central Pacific Financial Corp.	1,660	40
	Global Indemnity Ltd.	1,239	39
	First Financial Corp.	941	38
	Midland States Bancorp Inc.	1,523	36
*	Maui Land & Pineapple Co. Inc.	2,993	33
	Safehold Inc.	602	33
	State Auto Financial Corp.	1,142	29
	Investors Title Co.	173	28
	Waterstone Financial Inc.	1,671	28
	PCSB Financial Corp.	1,511	28
	Heritage Insurance Holdings Inc.	2,339	26
	Century Bancorp Inc.	336	24
*	Malvern Bancorp Inc.	1,243	24
	Alerus Financial Corp.	1,064	22
*	Avalon GloboCare Corp.	14,699	21
	Union Bankshares Inc.	696	21
	People's Utah Bancorp	859	21
	Value Line Inc.	713	21
*	Atlantic Capital Bancshares Inc.	1,096	20

62

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	FS Bancorp Inc.	379	18
	CNB Financial Corp.	684	17
*	Richmond Mutual Bancorporation Inc.	1,037	14
	Reliant Bancorp Inc.	630	13
	Metrocity Bankshares Inc.	837	12
*	Red River Bancshares Inc.	220	11
	Northeast Bank	630	11
	Southern Missouri Bancorp Inc.	323	11
*	GWG Holdings Inc.	1,128	11
*	Priority Technology Holdings Inc.	5,077	10
	First Capital Inc.	167	10
	Unity Bancorp Inc.	512	9
*	Pioneer Bancorp Inc.	601	8
*	CrossFirst Bankshares Inc.	565	8
	HBT Financial Inc.	483	8
*	Altisource Portfolio Solutions SA	453	7
	Bank7 Corp.	350	6
	Provident Bancorp Inc.	515	6
	Oak Valley Bancorp	309	5
	Griffin Industrial Realty Inc.	116	5
			88,235
Health Care (30.3%)
*,^	Teladoc Health Inc.	59,005	7,373
*	Novocure Ltd.	70,876	5,156
*	Haemonetics Corp.	41,805	4,529
*	Amedisys Inc.	25,623	4,459
*	HealthEquity Inc.	56,642	4,021
*	ACADIA Pharmaceuticals Inc.	91,906	3,928
*	Repligen Corp.	42,656	3,651
*	Tandem Diabetes Care Inc.	45,836	3,422
*	Nevro Corp.	24,406	3,176
*	Iovance Biotherapeutics Inc.	95,887	3,156
*	Wright Medical Group NV	103,197	3,122
*	Global Blood Therapeutics Inc.	47,433	3,034
*	LHC Group Inc.	24,559	2,983
*	Globus Medical Inc.	62,049	2,806
*	NuVasive Inc.	42,401	2,790
*	AMN Healthcare Services Inc.	37,615	2,768
*	Omnicell Inc.	33,919	2,763
*	PTC Therapeutics Inc.	49,112	2,693
*	Arrowhead Pharmaceuticals Inc.	76,150	2,693
*	Acceleron Pharma Inc.	30,457	2,617
*	Neogen Corp.	41,948	2,548
*	Ultragenyx Pharmaceutical Inc.	44,520	2,497
*	FibroGen Inc.	57,348	2,397
*	Blueprint Medicines Corp.	43,719	2,367
*	MyoKardia Inc.	36,310	2,302
*	Halozyme Therapeutics Inc.	116,409	2,278
*	Momenta Pharmaceuticals Inc.	80,398	2,274
*	Quidel Corp.	28,978	2,238
*	NeoGenomics Inc.	77,981	2,209
*	LivaNova plc	31,344	2,185
*	Emergent BioSolutions Inc.	37,089	2,176
*	Select Medical Holdings Corp.	89,712	2,148
	CONMED Corp.	22,161	2,097
*	Immunomedics Inc.	129,622	2,074
*	Tenet Healthcare Corp.	78,615	2,066
*	Medpace Holdings Inc.	22,536	2,027
*	Mirati Therapeutics Inc.	22,252	1,991
*	Amicus Therapeutics Inc.	208,410	1,989
*	Natera Inc.	50,915	1,930
*	Intercept Pharmaceuticals Inc.	20,574	1,892
*	iRhythm Technologies Inc.	21,622	1,880
	Ensign Group Inc.	41,360	1,841

63

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Insmed Inc.	72,746	1,811
*	Integer Holdings Corp.	19,378	1,747
*	HMS Holdings Corp.	71,812	1,650
*	Axsome Therapeutics Inc.	20,557	1,603
*	Apellis Pharmaceuticals Inc.	45,683	1,582
*	Merit Medical Systems Inc.	43,687	1,573
*	Ironwood Pharmaceuticals Inc.	124,982	1,505
*	Reata Pharmaceuticals Inc.	7,706	1,501
*	ChemoCentryx Inc.	33,178	1,485
*	Arena Pharmaceuticals Inc.	32,982	1,471
*	Pacira BioSciences Inc.	33,817	1,467
*	Invitae Corp.	71,831	1,464
*	Fate Therapeutics Inc.	49,667	1,450
*	Biohaven Pharmaceutical Holding Co. Ltd.	31,779	1,403
*	Glaukos Corp.	31,857	1,401
*	Ra Pharmaceuticals Inc.	28,339	1,325
*	Heron Therapeutics Inc.	68,413	1,276
*	Xencor Inc.	38,571	1,253
*	Kodiak Sciences Inc.	19,179	1,227
*	AtriCure Inc.	31,514	1,211
*	BioTelemetry Inc.	27,109	1,158
*	STAAR Surgical Co.	36,193	1,136
*	REGENXBIO Inc.	27,334	1,093
	US Physical Therapy Inc.	10,232	1,066
	Turning Point Therapeutics Inc.	21,442	1,063
*	Cardiovascular Systems Inc.	28,131	1,058
*	Forty Seven Inc.	17,977	1,043
*,^	Esperion Therapeutics Inc.	20,634	1,042
*	R1 RCM Inc.	84,687	1,040
*	Epizyme Inc.	46,636	999
*,^	Allakos Inc.	15,810	985
*	Corcept Therapeutics Inc.	78,075	985
*	Veracyte Inc.	38,477	950
*	Inspire Medical Systems Inc.	11,039	948
*	Editas Medicine Inc.	42,297	938
*	Principia Biopharma Inc.	13,923	899
*,^	Tabula Rasa HealthCare Inc.	15,955	896
*,^	Aimmune Therapeutics Inc.	37,213	886
*	Theravance Biopharma Inc.	36,237	882
*	NanoString Technologies Inc.	24,734	882
*	Zogenix Inc.	34,843	874
*	Deciphera Pharmaceuticals Inc.	16,090	857
*,^	Allogene Therapeutics Inc.	31,367	847
*	Shockwave Medical Inc.	20,837	836
*	Dicerna Pharmaceuticals Inc.	41,842	826
*	Arvinas Inc.	17,339	817
*	Karyopharm Therapeutics Inc.	48,594	794
*	TG Therapeutics Inc.	62,363	783
*	Denali Therapeutics Inc.	39,335	778
*	Addus HomeCare Corp.	10,158	775
*	CryoLife Inc.	29,966	768
*	Radius Health Inc.	36,398	767
*	Tactile Systems Technology Inc.	15,030	758
*	Natus Medical Inc.	27,953	751
*	CareDx Inc.	31,631	737
*	Supernus Pharmaceuticals Inc.	40,507	729
	Atrion Corp.	1,173	723
*	Enanta Pharmaceuticals Inc.	13,871	706
*	Revance Therapeutics Inc.	30,520	706
*	Innoviva Inc.	52,221	703
*	RadNet Inc.	34,411	703
*	Athenex Inc.	55,877	683
*	Inogen Inc.	14,909	683
*	Alector Inc.	24,768	681

64

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Portola Pharmaceuticals Inc.	62,042	627
*	Collegium Pharmaceutical Inc.	26,241	623
*	Intersect ENT Inc.	25,838	617
*	Aerie Pharmaceuticals Inc.	34,612	606
*	Magellan Health Inc.	9,985	599
*	Providence Service Corp.	9,550	590
*	NextGen Healthcare Inc.	44,964	588
*	Kadmon Holdings Inc.	126,528	587
*	Sangamo Therapeutics Inc.	68,462	584
*	Cytokinetics Inc.	41,452	578
*	Y-mAbs Therapeutics Inc.	19,126	563
*	Vericel Corp	36,385	562
*	Pennant Group Inc.	20,630	561
*	Tricida Inc.	17,617	560
*	Heska Corp.	5,766	550
*	Twist Bioscience Corp.	17,736	543
*	Adverum Biotechnologies Inc	44,076	543
*	Madrigal Pharmaceuticals Inc.	6,291	542
	National Research Corp.	9,833	541
*	Silk Road Medical Inc.	12,999	518
*	Atara Biotherapeutics Inc.	42,451	516
*	Retrophin Inc.	33,221	515
*	Cerus Corp.	100,128	515
*	Codexis Inc.	43,408	506
*	PetIQ Inc.	16,188	503
*	CorVel Corp.	7,250	500
*	Lantheus Holdings Inc.	31,220	485
*	Vanda Pharmaceuticals Inc.	43,626	481
*	Rocket Pharmaceuticals Inc.	23,935	467
*	Bridgebio Pharma Inc.	14,554	464
*	Eidos Therapeutics Inc.	9,168	464
*	Krystal Biotech Inc.	8,571	458
*	Amphastar Pharmaceuticals Inc.	29,537	455
*	Rhythm Pharmaceuticals Inc.	23,721	453
*,^	Omeros Corp.	37,998	453
	NextCure Inc.	10,814	452
*	Axonics Modulation Technologies Inc.	12,614	447
^	Cortexyme Inc.	8,742	439
*	Flexion Therapeutics Inc.	27,639	436
*	Cara Therapeutics Inc.	28,149	423
*	Intra-Cellular Therapies Inc.	20,050	423
*	UroGen Pharma Ltd.	15,054	410
*	Antares Pharma Inc.	132,010	409
*	Coherus Biosciences Inc.	20,959	406
*,^	ZIOPHARM Oncology Inc.	131,074	405
*	Constellation Pharmaceuticals Inc.	11,272	398
	Phibro Animal Health Corp.	15,734	397
*	Orthofix Medical Inc.	11,209	396
*	Surmodics Inc.	10,716	374
*	Amneal Pharmaceuticals Inc.	95,590	368
*	ANI Pharmaceuticals Inc.	7,455	358
*	Pacific Biosciences of California Inc.	104,183	354
*	Axogen Inc.	27,699	343
*	Eagle Pharmaceuticals Inc.	7,422	341
*	OrthoPediatrics Corp.	7,295	339
*,^	NGM Biopharmaceuticals Inc.	18,751	338
*	Progenics Pharmaceuticals Inc.	71,006	335
*	Kura Oncology Inc.	27,594	333
*	Catalyst Pharmaceuticals Inc.	78,737	331
*	BioDelivery Sciences International Inc.	68,171	331
*	Kindred Biosciences Inc.	30,268	329
*,^	Inovio Pharmaceuticals Inc.	76,418	327
*	Avrobio Inc.	16,842	325
*	Homology Medicines Inc.	20,315	325

65

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	LeMaitre Vascular Inc.	11,301	322
*	Varex Imaging Corp.	13,219	307
*,^	Clovis Oncology Inc.	40,523	305
*	BioCryst Pharmaceuticals Inc.	101,648	305
*	Intellia Therapeutics Inc.	22,495	300
*	G1 Therapeutics Inc.	16,359	293
*	ImmunoGen Inc.	65,277	290
*,^	Accelerate Diagnostics Inc.	22,268	285
*	Odonate Therapeutics Inc.	9,580	283
*	Cue Biopharma Inc.	16,162	283
*	Pfenex Inc.	24,344	282
*	Cutera Inc.	11,290	280
*	BioSpecifics Technologies Corp.	4,999	276
*,^	TherapeuticsMD Inc.	159,900	270
*	Puma Biotechnology Inc.	25,111	270
*	Avid Bioservices Inc.	42,417	267
*	Rigel Pharmaceuticals Inc.	124,195	263
*	Karuna Therapeutics Inc.	2,925	255
^	Livongo Health Inc.	10,187	255
*	AnaptysBio Inc.	16,969	254
*	SI-BONE Inc.	13,135	254
*	Quanterix Corp.	10,962	250
*	Phathom Pharmaceuticals Inc.	6,867	248
*	Gossamer Bio Inc.	18,849	248
*	CytomX Therapeutics Inc.	36,787	246
*,^	Dynavax Technologies Corp.	60,498	239
*	Spectrum Pharmaceuticals Inc.	82,730	237
*	Syneos Health Inc.	3,703	235
*,^	Rubius Therapeutics Inc.	28,014	234
*	Precision BioSciences Inc.	29,055	233
*	Corbus Pharmaceuticals Holdings Inc.	48,483	230
*	Recro Pharma Inc.	15,872	228
*	SIGA Technologies Inc.	45,424	227
*	MeiraGTx Holdings plc	13,987	227
*	Stemline Therapeutics Inc.	37,451	225
*,^	CEL-SCI Corp.	20,263	222
*	Agenus Inc.	87,376	221
*,^	Sorrento Therapeutics Inc.	100,863	219
*	Bioxcel Therapeutics Inc.	5,762	216
^	Vir Biotechnology Inc.	4,622	215
*	Voyager Therapeutics Inc.	19,702	215
	SpringWorks Therapeutics Inc.	6,666	213
	Phreesia Inc.	6,857	213
*	Translate Bio Inc.	28,015	212
	Utah Medical Products Inc.	2,415	211
*	Accuray Inc.	70,961	210
*	Albireo Pharma Inc.	8,964	210
*	Ligand Pharmaceuticals Inc.	2,219	208
*	Kiniksa Pharmaceuticals Ltd.	10,833	200
*	Scholar Rock Holding Corp.	13,889	196
*,^	MannKind Corp.	153,074	194
*	HealthStream Inc.	7,983	194
*	Fluidigm Corp.	57,453	191
*	Crinetics Pharmaceuticals Inc.	9,026	186
*	XBiotech Inc.	15,145	186
*	Eiger BioPharmaceuticals Inc	19,153	182
*	Magenta Therapeutics Inc.	15,369	181
*	Akcea Therapeutics Inc.	10,156	172
	Health Catalyst Inc.	5,609	170
	Applied Therapeutics Inc.	4,088	170
*	Zynex Inc.	12,937	168
*	Syros Pharmaceuticals Inc.	28,417	166
*	Alphatec Holdings Inc.	28,323	166
*	ViewRay Inc.	57,653	165

66

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*,^	Ocular Therapeutix Inc.	34,790	164
	IGM Biosciences Inc.	3,168	163
*	MacroGenics Inc.	18,242	160
*	Joint Corp.	10,653	158
*	Syndax Pharmaceuticals Inc.	16,767	158
*	Beyondspring Inc.	9,879	157
*	GenMark Diagnostics Inc.	44,485	155
*	CytoSorbents Corp.	25,708	155
*	TransMedics Group Inc.	9,871	155
*,^	Viela Bio Inc.	3,493	152
*	Molecular Templates Inc.	9,184	148
*	Replimune Group Inc.	10,504	146
*	Minerva Neurosciences Inc.	19,834	144
	Stoke Therapeutics Inc.	5,802	144
*	Aprea Therapeutics Inc.	4,124	141
*	MediciNova Inc.	33,627	141
*	Aduro Biotech Inc.	45,558	139
*	KalVista Pharmaceuticals Inc.	10,248	138
*,^	Senseonics Holdings Inc.	96,347	135
*,^	Paratek Pharmaceuticals Inc.	27,019	129
*	VBI Vaccines Inc.	107,459	129
*,^	Evolus Inc.	14,956	128
	Oyster Point Pharma Inc.	3,601	128
*	Anavex Life Sciences Corp.	33,177	126
*	Athersys Inc.	105,049	126
*	Rockwell Medical Inc.	44,760	126
*	Evolent Health Inc.	13,554	125
*	Optinose Inc.	20,365	123
*,^	WaVe Life Sciences Ltd.	14,515	123
*	Myriad Genetics Inc.	6,900	122
*	ChromaDex Corp.	32,895	121
*	Chiasma Inc.	26,954	120
*	La Jolla Pharmaceutical Co.	17,383	118
*	Pieris Pharmaceuticals Inc.	37,942	118
*	Affimed NV	49,500	117
*	Cellular Biomedicine Group Inc.	7,287	116
	Progyny Inc.	4,205	116
*	Sientra Inc.	27,052	113
*	Genesis Healthcare Inc.	68,549	113
^	Novavax Inc.	7,037	113
*	Hanger Inc.	4,835	112
*	MEI Pharma Inc.	57,253	111
*	Marinus Pharmaceuticals Inc.	43,529	109
^	CorMedix Inc.	20,880	109
*	Vapotherm Inc.	12,484	108
*	ADMA Biologics Inc.	35,873	105
	X4 Pharmaceuticals Inc.	9,379	100
*	GlycoMimetics Inc.	27,666	100
*	IntriCon Corp.	6,707	100
*	Atreca Inc.	4,156	98
*	UNITY Biotechnology Inc.	15,876	95
*	Palatin Technologies Inc.	184,767	94
*	Cymabay Therapeutics Inc.	56,326	94
*	Lexicon Pharmaceuticals Inc.	32,741	91
*	Seres Therapeutics Inc.	28,862	91
*,^	Catasys Inc.	5,987	91
*	OptimizeRx Corp.	10,799	90
*	Misonix Inc.	6,491	90
*	iRadimed Corp.	3,773	90
*	Apollo Medical Holdings Inc.	4,935	86
*	BioLife Solutions Inc.	5,726	81
	Satsuma Pharmaceuticals Inc.	2,836	81
*	Frequency Therapeutics Inc.	3,683	80
*	Hookipa Pharma Inc.	7,693	76

67

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*,^	Zynerba Pharmaceuticals Inc.	17,913	76
*	Castlight Health Inc.	83,647	76
*	Cyclerion Therapeutics Inc.	17,366	74
*	Xeris Pharmaceuticals Inc.	20,646	74
	Castle Biosciences Inc.	2,347	70
*	Savara Inc.	30,040	69
*	Protagonist Therapeutics Inc.	8,795	69
*	89bio Inc.	1,880	67
*	CASI Pharmaceuticals Inc.	37,808	67
*,^	Galectin Therapeutics Inc.	31,512	67
*	Akero Therapeutics Inc.	3,045	66
*	Pulse Biosciences Inc.	9,249	63
*	Mustang Bio Inc.	21,557	63
*	Cabaletta Bio Inc.	4,174	62
*	Evofem Biosciences Inc.	10,411	61
*	Prevail Therapeutics Inc.	4,730	60
*,^	Precigen Inc.	15,676	59
*	Cerecor Inc.	18,544	57
*	Millendo Therapeutics Inc.	7,277	56
*	Fulcrum Therapeutics Inc.	2,926	55
*,^	Kaleido Biosciences Inc.	9,220	55
*	Eloxx Pharmaceuticals Inc.	17,480	55
*,^	Tyme Technologies Inc.	45,724	54
*	Endo International plc	9,518	53
	Morphic Holding Inc.	3,318	52
*	LogicBio Therapeutics Inc.	6,467	52
*,^	Marker Therapeutics Inc.	20,986	52
*	Personalis Inc.	5,660	49
*	Verrica Pharmaceuticals Inc.	4,144	49
*,^	BioSig Technologies Inc.	13,362	48
*	American Renal Associates Holdings Inc.	5,969	48
*	Aldeyra Therapeutics Inc.	12,547	48
*,^	Kala Pharmaceuticals Inc.	8,714	47
*	Calyxt Inc.	7,214	46
*	PhaseBio Pharmaceuticals Inc.	10,723	45
*,^	Baudax Bio Inc.	6,348	44
*,^	Soliton Inc.	4,201	44
*	Liquidia Technologies Inc.	10,448	43
	Option Care Health Inc.	2,865	42
*	Conformis Inc.	54,010	42
*	EyePoint Pharmaceuticals Inc.	31,392	41
*	Celcuity Inc.	4,660	40
*	Gritstone Oncology Inc.	4,625	39
*	Cross Country Healthcare Inc.	4,074	39
	Exagen Inc.	2,150	37
*	Calithera Biosciences Inc.	5,573	36
*	Oncocyte Corp.	16,641	36
*	Harpoon Therapeutics Inc.	2,248	35
*	Organogenesis Holdings Inc. Class A	8,761	34
*	Surgery Partners Inc.	2,074	34
	Mirum Pharmaceuticals Inc.	1,959	32
*	Assembly Biosciences Inc.	1,769	32
*	Checkpoint Therapeutics Inc.	17,862	31
*	Viking Therapeutics Inc.	4,973	29
*	Neuronetics Inc.	10,158	29
*	AcelRx Pharmaceuticals Inc.	20,122	27
*	Tocagen Inc.	16,430	23
	Axcella Health Inc.	6,080	23
*	Meridian Bioscience Inc.	2,762	22
*	Apyx Medical Corp.	3,335	20
	RAPT Therapeutics Inc.	999	20
*	Aeglea BioTherapeutics Inc.	2,821	19
*	AgeX Therapeutics Inc.	16,463	19
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	20,196	18

68

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Centogene NV	1,228	16
*	Sutro Biopharma Inc.	1,588	15
*	Enochian Biosciences Inc.	4,151	14
*	Acer Therapeutics Inc.	3,899	13
*	Akorn Inc.	10,113	12
*	Galera Therapeutics Inc.	665	11
*	Evelo Biosciences Inc.	2,075	11
*	TCR2 Therapeutics Inc.	850	10
	TransEnterix Inc.	7,613	9
*	Solid Biosciences Inc.	2,692	9
	Passage Bio Inc.	354	8
	Tela Bio Inc.	457	7
*	Spero Therapeutics Inc.	372	4
*	Kezar Life Sciences Inc.	656	3
*,^,§	Oncternal Therapeutics Inc. CVR	530	1
§	Synergy Pharmaceuticals Inc.	124,654	1
			241,495
Materials & Processing (6.6%)
*	Trex Co. Inc.	47,958	4,587
*	RBC Bearings Inc.	19,783	3,387
	Cabot Microelectronics Corp.	23,652	3,294
	Simpson Manufacturing Co. Inc.	36,539	2,902
	Balchem Corp.	26,295	2,484
	Universal Forest Products Inc.	43,169	2,023
*	Builders FirstSource Inc.	86,747	1,970
	AAON Inc.	33,586	1,848
	PolyOne Corp.	69,513	1,721
	Quaker Chemical Corp.	10,681	1,683
*	Ingevity Corp.	34,407	1,550
	Compass Minerals International Inc.	27,754	1,514
	Innospec Inc.	17,166	1,486
	Advanced Drainage Systems Inc.	35,363	1,480
*	Masonite International Corp.	18,962	1,394
	Comfort Systems USA Inc.	29,678	1,253
*	Installed Building Products Inc.	18,418	1,217
	HB Fuller Co.	30,839	1,210
*	Novagold Resources Inc.	131,913	1,053
*	JELD-WEN Holding Inc.	49,089	923
	Sensient Technologies Corp.	18,188	895
*	GCP Applied Technologies Inc.	44,174	860
	Mueller Water Products Inc.	76,329	836
	Mueller Industries Inc.	24,919	697
	Patrick Industries Inc.	12,511	661
	Neenah Inc.	11,339	655
*	Ferro Corp.	54,419	632
	Kaiser Aluminum Corp.	6,674	631
	Apogee Enterprises Inc.	18,254	551
	Chase Corp.	6,039	536
	Orion Engineered Carbons SA	33,279	473
	Myers Industries Inc.	28,992	393
	Louisiana-Pacific Corp.	13,228	376
*	OMNOVA Solutions Inc.	35,738	361
*	US Concrete Inc.	13,078	351
*	PGT Innovations Inc.	22,620	343
*	Summit Materials Inc.	16,815	329
*	GMS Inc.	14,330	327
*	Beacon Roofing Supply Inc.	10,423	310
	Materion Corp.	6,761	307
	Boise Cascade Co.	7,474	265
	Rexnord Corp.	9,022	263
*	AK Steel Holding Corp.	112,166	259
	Tronox Holdings plc Class A	34,303	252
*	Koppers Holdings Inc.	10,950	239
	Worthington Industries Inc.	7,048	224

69

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Forterra Inc.	15,173	205
	Cleveland-Cliffs Inc.	32,686	190
	Omega Flex Inc.	2,367	185
	Stepan Co.	1,815	159
*	Lawson Products Inc.	3,409	136
*	Ryerson Holding Corp.	12,552	105
*	Uranium Energy Corp.	145,737	88
*	Foundation Building Materials Inc.	4,772	74
*	Kraton Corp.	7,244	73
*	MRC Global Inc.	5,679	49
*	Marrone Bio Innovations Inc.	42,628	48
*	Verso Corp.	2,027	33
*	UFP Technologies Inc.	537	27
*,^	Amyris Inc.	6,225	20
	United States Lime & Minerals Inc.	130	11
*	LB Foster Co.	499	8
	Valhi Inc.	1,376	2
			52,418
Other (0.0%)[1]
	PPD Inc.	4,428	123
*	Reynolds Consumer Products Inc.	3,325	96
*	Arcutis Biotherapeutics Inc.	1,324	35
	Schrodinger Inc.	562	26
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	3,989	18
*	Sprout Social Inc. Class A	880	17
*	REVOLUTION Medicines Inc.	393	12
	Beam Therapeutics Inc.	489	11
*,§	A Schulman Inc. CVR	19,599	9
*	1Life Healthcare Inc.	333	7
*	Black Diamond Therapeutics Inc.	217	6
*	Bill.Com Holdings Inc.	95	5
*,^	Casper Sleep Inc.	498	5
*,§	Corium CVR	17,631	3
*,§	Omthera Pharmeceuticals Rights	2,001	1
*,§	NewStar Financial Inc. CVR	2,203	1
*,§	Clinical Data CVR	367	—
			375
Producer Durables (15.5%)
*	Generac Holdings Inc.	49,956	5,145
*	Axon Enterprise Inc.	47,620	3,684
	Tetra Tech Inc.	44,508	3,599
	MSA Safety Inc.	28,811	3,505
	MAXIMUS Inc.	51,972	3,275
	Brink's Co.	40,747	3,190
	Exponent Inc.	42,204	3,108
*	TopBuild Corp.	27,298	2,757
	EMCOR Group Inc.	34,055	2,620
	John Bean Technologies Corp.	25,391	2,459
*	MasTec Inc.	48,955	2,403
*	Itron Inc.	28,024	2,125
*	Aerojet Rocketdyne Holdings Inc.	41,990	2,069
	Insperity Inc.	30,687	2,064
*	ExlService Holdings Inc.	27,404	2,046
*	Proto Labs Inc.	22,049	1,932
*	TriNet Group Inc.	36,536	1,931
*	Advanced Disposal Services Inc.	56,201	1,858
*	Advanced Energy Industries Inc.	31,199	1,856
*	ASGN Inc.	36,575	1,855
	Applied Industrial Technologies Inc.	31,340	1,849
	Franklin Electric Co. Inc.	35,706	1,846
*	Casella Waste Systems Inc.	37,426	1,813
	ESCO Technologies Inc.	19,623	1,784
	Moog Inc.	22,772	1,756
*	Chart Industries Inc.	29,464	1,677

70

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Healthcare Services Group Inc.	60,653	1,670
	Herman Miller Inc.	48,041	1,645
	Korn Ferry	46,163	1,615
	Albany International Corp.	25,053	1,605
	Brady Corp. Class A	31,999	1,515
	Allegiant Travel Co.	10,634	1,441
*	Atkore International Group Inc.	38,259	1,412
	Badger Meter Inc.	23,398	1,409
*	Welbilt Inc.	106,147	1,403
	EnerSys	22,700	1,398
	Forward Air Corp.	23,052	1,360
	Federal Signal Corp.	46,040	1,335
	Covanta Holding Corp.	96,429	1,288
*	Spirit Airlines Inc.	43,860	1,248
*	SPX Corp.	28,928	1,213
*	Kratos Defense & Security Solutions Inc.	73,306	1,192
	Watts Water Technologies Inc.	12,686	1,191
*	OSI Systems Inc.	13,834	1,124
*	Saia Inc.	12,631	1,103
	Tennant Co.	14,768	1,057
	Helios Technologies Inc.	24,218	963
	McGrath RentCorp	13,427	933
	HNI Corp.	27,609	906
*	AeroVironment Inc.	17,371	893
	Terex Corp.	39,826	877
*,^	Plug Power Inc.	200,241	869
	Raven Industries Inc.	29,796	855
*	Air Transport Services Group Inc.	47,677	853
	US Ecology Inc.	19,807	833
	Kadant Inc.	8,973	815
	CSW Industrials Inc.	12,118	798
	Douglas Dynamics Inc.	18,244	794
	Hillenbrand Inc.	33,724	789
	Mesa Laboratories Inc.	3,273	783
	Alamo Group Inc.	6,927	767
*	FARO Technologies Inc.	13,342	764
*	Harsco Corp.	63,661	763
	ICF International Inc.	9,280	705
	Otter Tail Corp.	14,215	691
	Knoll Inc.	37,705	665
*	Vicor Corp.	14,560	630
*	Dycom Industries Inc.	19,904	588
	Kforce Inc.	16,586	505
	H&E Equipment Services Inc.	20,102	478
	Primoris Services Corp.	24,679	468
	Mobile Mini Inc.	11,956	466
*	Enerpac Tool Group Corp. Class A	21,756	465
*	NV5 Global Inc.	8,457	453
	TTEC Holdings Inc.	11,687	437
	Argan Inc.	10,409	434
*	Great Lakes Dredge & Dock Corp.	44,349	430
*	CryoPort Inc.	25,725	430
	Kimball International Inc.	25,132	407
*	Astronics Corp.	18,833	382
	Columbus McKinnon Corp.	11,518	358
	Barrett Business Services Inc.	5,857	351
*	MYR Group Inc.	13,216	337
	Luxfer Holdings plc	20,436	317
*	Forrester Research Inc.	8,712	314
*	FTI Consulting Inc.	2,762	311
	Lindsay Corp.	3,108	308
*	Energy Recovery Inc.	30,336	299
	Spartan Motors Inc.	19,938	294
	Hackett Group Inc.	18,153	280

71

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Steelcase Inc.	17,194	279
*	Willdan Group Inc.	8,213	253
	Barnes Group Inc.	4,627	249
	AZZ Inc.	6,543	241
	Pitney Bowes Inc.	70,043	240
*	Heritage-Crystal Clean Inc.	8,708	229
	Allied Motion Technologies Inc.	5,787	223
	Cubic Corp.	4,007	218
	MTS Systems Corp.	4,909	197
*	Napco Security Technologies Inc.	9,451	192
	Triumph Group Inc.	10,046	191
	Kaman Corp.	3,223	179
*	Vishay Precision Group Inc.	6,409	176
*	Transcat Inc.	5,637	163
	Systemax Inc.	7,523	157
*	Radiant Logistics Inc.	31,994	141
*	Huron Consulting Group Inc.	2,259	134
*	Thermon Group Holdings Inc.	7,392	130
*	Target Hospitality Corp.	27,342	128
	GasLog Ltd.	21,879	123
	Granite Construction Inc.	5,726	116
*	Blue Bird Corp.	6,093	109
	Advanced Emissions Solutions Inc.	12,120	108
	Universal Logistics Holdings Inc.	6,637	102
	Gorman-Rupp Co.	3,008	96
	Resources Connection Inc.	7,584	95
*	Construction Partners Inc. Class A	5,463	93
	EnPro Industries Inc.	1,544	83
*	EVI Industries Inc.	3,763	83
	CRA International Inc.	1,686	78
*	IES Holdings Inc.	3,357	78
	Deluxe Corp.	2,130	71
*	Sterling Construction Co. Inc.	4,881	67
*	Ducommun Inc.	1,431	64
*	PRGX Global Inc.	16,381	59
	BG Staffing Inc.	3,762	58
*	Herc Holdings Inc.	1,378	51
*	Dorian LPG Ltd.	4,345	48
*,^	Wrap Technologies Inc.	7,184	42
*	PAM Transportation Services Inc.	1,064	42
*	Mesa Air Group Inc.	7,114	41
*	Mayville Engineering Co. Inc.	4,884	36
	Heidrick & Struggles International Inc.	1,563	35
	Heartland Express Inc.	1,759	32
*	American Superconductor Corp.	4,408	30
*,^	Energous Corp.	21,561	30
*	General Finance Corp.	3,782	30
	REV Group Inc.	3,490	27
	Ardmore Shipping Corp.	4,887	27
	Scorpio Bulkers Inc.	7,706	25
	Miller Industries Inc.	619	18
*	Mistras Group Inc.	1,984	16
	VSE Corp.	508	15
*	Gencor Industries Inc.	1,121	11
*	CECO Environmental Corp.	1,545	10
*	Willis Lease Finance Corp.	138	8
	Graham Corp.	458	8
*	Exela Technologies Inc.	29,513	8
			123,281
Technology (16.3%)
	Science Applications International Corp.	47,306	3,791
*	Five9 Inc.	48,798	3,564
	j2 Global Inc.	38,019	3,320
*	Mercury Systems Inc.	44,260	3,251

72

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Silicon Laboratories Inc.	35,057	3,109
*	Envestnet Inc.	39,384	2,973
*	Everbridge Inc.	27,204	2,874
*	Verint Systems Inc.	51,290	2,815
*	Inphi Corp.	36,677	2,738
	Blackbaud Inc.	39,855	2,702
*	Q2 Holdings Inc.	35,669	2,688
*	ACI Worldwide Inc.	94,005	2,620
*	Viavi Solutions Inc.	187,929	2,479
*	Novanta Inc.	27,524	2,455
*	Blackline Inc.	35,343	2,211
*	Qualys Inc.	27,513	2,206
*	Acacia Communications Inc.	30,888	2,116
	Power Integrations Inc.	23,174	2,017
*	Box Inc.	117,195	1,963
*	Semtech Corp.	49,420	1,952
*	Varonis Systems Inc.	24,258	1,946
*	Cornerstone OnDemand Inc.	46,500	1,908
*	Rapid7 Inc.	40,421	1,871
*	Lattice Semiconductor Corp.	102,888	1,847
*	SailPoint Technologies Holding Inc.	70,089	1,775
*	Rogers Corp.	15,118	1,754
*	Yelp Inc.	56,050	1,753
	Brooks Automation Inc.	50,309	1,736
*	Verra Mobility Corp. Class A	104,342	1,580
*	Appfolio Inc.	12,847	1,580
*	Bottomline Technologies DE Inc.	35,409	1,568
*	Cargurus Inc.	61,037	1,556
*	Fabrinet	27,373	1,509
*	SPS Commerce Inc.	28,578	1,503
*	Alarm.com Holdings Inc.	29,919	1,444
*	II-VI Inc.	46,929	1,393
*	CommVault Systems Inc.	33,307	1,389
	Progress Software Corp.	36,334	1,355
	InterDigital Inc.	25,510	1,349
*	LivePerson Inc.	50,742	1,343
*	SVMK Inc.	70,666	1,288
*	Workiva Inc.	29,972	1,281
*	PROS Holdings Inc.	26,863	1,230
*,^	Appian Corp. Class A	27,754	1,225
	CSG Systems International Inc.	26,893	1,190
*	Yext Inc.	77,315	1,172
*	Inovalon Holdings Inc.	59,296	1,155
*	Altair Engineering Inc.	32,771	1,140
*	ForeScout Technologies Inc.	34,490	1,122
*,^	iRobot Corp.	22,588	1,084
*	Perficient Inc.	25,984	1,065
*	Virtusa Corp.	23,391	1,032
	NIC Inc.	53,475	978
*	Zuora Inc. Class A	72,447	959
*	MicroStrategy Inc.	6,742	911
*	MaxLinear Inc.	53,938	834
*	Model N Inc.	26,773	776
*	Tenable Holdings Inc.	30,632	751
*	Upland Software Inc.	18,907	736
*	ePlus Inc.	9,604	728
*	Bandwidth Inc. Class A	10,975	690
*	Glu Mobile Inc.	94,738	675
*	Vocera Communications Inc.	25,574	624
*	Parsons Corp.	15,843	619
*	Ambarella Inc.	10,405	619
*	Insight Enterprises Inc.	10,493	578
*	Agilysys Inc.	16,884	542
	Ebix Inc.	19,040	503

73

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Blucora Inc.	28,764	500
*	Groupon Inc.	370,020	496
*	Extreme Networks Inc.	97,998	493
*	CEVA Inc.	16,359	465
*	nLight Inc.	27,101	447
*	Unisys Corp.	28,660	445
*	Telaria Inc.	36,367	444
*	TechTarget Inc.	18,858	436
*	Eventbrite Inc. Class A	29,838	436
*,^	GTT Communications Inc.	27,689	419
*	Impinj Inc.	13,552	417
*	Anterix Inc.	8,788	412
*	Upwork Inc.	46,378	402
*	Tucows Inc.	7,719	394
*	Digital Turbine Inc.	64,056	393
	Plantronics Inc.	27,724	381
*	Diodes Inc.	8,038	354
*	Zix Corp.	43,628	344
*	Sanmina Corp.	12,902	339
*	Loral Space & Communications Inc.	10,479	325
*	MobileIron Inc.	79,826	323
	Simulations Plus Inc.	9,748	317
*	OneSpan Inc.	19,145	316
*	Rubicon Project Inc.	26,984	306
*	Benefitfocus Inc.	24,273	303
*	Domo Inc.	14,300	302
*	EverQuote Inc. Class A	7,188	292
*	VirnetX Holding Corp.	50,122	281
*	Onto Innovation Inc.	9,146	280
*	A10 Networks Inc.	39,710	266
*	Mitek Systems Inc.	30,069	262
*	PAR Technology Corp.	9,448	250
*	Brightcove Inc.	31,302	244
*	ShotSpotter Inc.	6,646	237
	QAD Inc.	4,809	236
	NVE Corp.	3,636	230
*	Adesto Technologies Corp.	18,548	227
*	Diebold Nixdorf Inc.	32,357	227
	American Software Inc.	13,468	222
*	Endurance International Group Holdings Inc.	58,936	220
*	Ping Identity Holding Corp.	9,244	214
*	Plexus Corp.	3,186	211
*	PlayAGS Inc.	21,736	211
*	ChannelAdvisor Corp.	21,802	208
*	Intelligent Systems Corp.	5,595	205
	Perspecta Inc.	8,171	204
*	Ooma Inc.	15,876	204
*	TrueCar Inc.	72,598	191
*	Limelight Networks Inc.	37,100	187
*	Meet Group Inc.	35,674	182
*	Digimarc Corp.	9,046	181
*	Calix Inc.	19,735	178
*	Avid Technology Inc.	23,141	171
*	Iteris Inc.	33,571	162
*,^	Akoustis Technologies Inc.	20,555	149
	Xperi Corp.	8,112	139
*	eGain Corp.	16,835	136
*	Ichor Holdings Ltd.	4,052	117
*	Cloudera Inc.	12,664	113
*	Clearfield Inc.	9,324	100
*	FormFactor Inc.	4,373	98
*	SharpSpring Inc.	8,060	92
*	DSP Group Inc.	6,533	89
*	Telenav Inc.	14,003	84

74

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Rimini Street Inc.	17,066	79
*	Casa Systems Inc.	22,256	73
	AstroNova Inc.	5,798	63
*	Airgain Inc.	7,166	57
*	DASAN Zhone Solutions Inc.	5,840	45
*	Majesco	6,128	41
*	Travelzoo	4,352	36
*	PDF Solutions Inc.	1,931	28
*	Leaf Group Ltd.	10,457	28
*	Phunware Inc.	25,666	26
*	Sonim Technologies Inc.	8,091	23
*,^	Coda Octopus Group Inc.	3,585	23
*	Kimball Electronics Inc.	1,203	16
*	Cambium Networks Corp.	2,309	14
*,^	Ideanomics Inc.	36,869	13
*	SecureWorks Corp.	729	10
*	KVH Industries Inc.	737	8
			129,602
Utilities (2.6%)
	Cogent Communications Holdings Inc.	34,668	2,531
	American States Water Co.	29,939	2,293
	California Water Service Group	37,034	1,776
	Shenandoah Telecommunications Co.	39,172	1,740
*	8x8 Inc.	76,428	1,414
*	Evoqua Water Technologies Corp.	60,982	1,279
*	Vonage Holdings Corp.	126,358	1,132
	Chesapeake Utilities Corp.	13,161	1,125
	TerraForm Power Inc.	46,483	874
	SJW Group	13,932	852
	Ormat Technologies Inc.	11,507	802
	MGE Energy Inc.	10,304	735
	Middlesex Water Co.	11,457	681
*	Boingo Wireless Inc.	35,631	452
	York Water Co.	9,498	402
	El Paso Electric Co.	5,598	380
	Southwest Gas Holdings Inc.	4,964	321
	South Jersey Industries Inc.	10,505	284
	Northwest Natural Holding Co.	3,626	239
*	Pure Cycle Corp.	13,992	173
	New Jersey Resources Corp.	4,820	170
*,^	Gogo Inc.	44,875	162
*	ORBCOMM Inc.	46,860	155
*	Atlantic Power Corp.	55,236	125
	Global Water Resources Inc.	9,496	114
	Spark Energy Inc.	9,718	83
*	IDT Corp.	9,531	73
*	AquaVenture Holdings Ltd.	1,777	48
	Genie Energy Ltd. Class B	4,441	31
*,^	Pareteum Corp.	49,537	28
			20,474
Total Common Stocks (Cost $732,607)			795,573

75

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 29, 2020

				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
2,3	Vanguard Market Liquidity Fund	1.706%	181,490	18,154

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.543%	4/16/20	93	93
Total Temporary Cash Investments (Cost $18,241)					18,247
Total Investments (102.2%) (Cost $750,848)					813,820
Other Assets and Liabilities—Net (-2.2%)[3]					(17,193)
Net Assets (100%)					796,627

Cost rounded to $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,456,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund's benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,170,000 was received for securities on loan, of which $17,809,000 is held in Vanguard Market Liquidity Fund and $1,361,000 is held in cash.
4	Securities with a value of $57,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

76

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042020

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	19,357	36,464
	Home Depot Inc.	51,566	11,233
	Walt Disney Co.	81,676	9,609
	Comcast Corp.	210,673	8,518
*	Netflix Inc.	19,713	7,275
	Walmart Inc.	65,773	7,082
	McDonald's Corp.	35,297	6,854
	Costco Wholesale Corp.	20,555	5,779
	NIKE Inc.	57,743	5,161
*	Tesla Inc.	6,739	4,502
	Starbucks Corp.	55,307	4,338
	Lowe's Cos. Inc.	36,194	3,857
*	Charter Communications Inc.	7,182	3,542
	TJX Cos. Inc.	56,811	3,397
*	Booking Holdings Inc.	1,949	3,305
	Target Corp.	23,302	2,400
	Estee Lauder Cos. Inc. Class A	10,196	1,872
	Dollar General Corp.	12,091	1,817
	Ross Stores Inc.	16,474	1,792
	General Motors Co.	57,787	1,762
	Marriott International Inc.	12,749	1,581
*	Uber Technologies Inc.	44,415	1,504
*	O'Reilly Automotive Inc.	3,474	1,281
	Ford Motor Co.	183,084	1,274
	Yum! Brands Inc.	14,159	1,264
	Hilton Worldwide Holdings Inc.	12,917	1,256
	eBay Inc.	35,934	1,245
*	Lululemon Athletica Inc.	5,491	1,194
*	AutoZone Inc.	1,106	1,142
	VF Corp.	14,387	1,036
	Aptiv plc	12,031	940
	Las Vegas Sands Corp.	15,955	930
*	Chipotle Mexican Grill Inc.	1,196	925
*	Dollar Tree Inc.	11,054	918
	DR Horton Inc.	15,694	836
	Best Buy Co. Inc.	10,555	798
	Lennar Corp. Class A	12,924	780
*	Spotify Technology SA	5,524	757
	Tiffany & Co.	5,660	756
	Yum China Holdings Inc.	16,952	742
	Omnicom Group Inc.	10,080	698
*	Ulta Beauty Inc.	2,635	677
*	CarMax Inc.	7,688	671
*	Burlington Stores Inc.	3,054	660
	Domino's Pizza Inc.	1,912	649
	Royal Caribbean Cruises Ltd.	8,028	646
	Expedia Group Inc.	6,460	637
	ViacomCBS Inc. Class B	25,485	627
	Carnival Corp.	18,628	623
*	Liberty Broadband Corp. Class C	4,931	621
	Garmin Ltd.	6,784	600
	Genuine Parts Co.	6,579	574
	MGM Resorts International	23,325	573
	Darden Restaurants Inc.	5,755	561
*	NVR Inc.	151	554
*	Trade Desk Inc.	1,835	527
	Fox Corp. Class A	17,097	526
	Wynn Resorts Ltd.	4,565	493
	Tractor Supply Co.	5,555	492
	PulteGroup Inc.	11,747	472
	Hasbro Inc.	5,905	456

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Roku Inc.	3,987	453
*	LKQ Corp.	14,408	426
*	Bright Horizons Family Solutions Inc.	2,692	423
	Advance Auto Parts Inc.`	3,100	412
*	DISH Network Corp.	12,172	408
	Sirius XM Holdings Inc.	63,934	405
	Fortune Brands Home & Security Inc.	6,516	402
	Vail Resorts Inc.	1,877	399
	Service Corp. International	8,308	397
	Aramark	11,414	397
*	Discovery Communications Inc.	15,694	394
	Interpublic Group of Cos. Inc.	18,026	385
*	Liberty Media Corp-Liberty Formula One Class C	9,843	384
	Pool Corp.	1,795	379
	Whirlpool Corp.	2,904	371
*	Norwegian Cruise Line Holdings Ltd.	9,923	370
*	Live Nation Entertainment Inc.	6,023	366
*	Altice USA Inc.	14,115	365
*	Caesars Entertainment Corp.	26,901	342
*	Lyft Inc. Class A	8,900	339
*	Mohawk Industries Inc.	2,753	334
	Cable One Inc.	206	324
*	WABCO Holdings Inc.	2,384	322
*	Liberty Media Corp-Liberty SiriusXM Class C	7,199	321
*	Etsy Inc.	5,503	318
	Lear Corp.	2,856	318
	Gentex Corp.	11,884	317
	BorgWarner Inc.	9,653	305
	Tapestry Inc.	12,896	302
	Nielsen Holdings plc	16,564	302
	Kohl's Corp.	7,419	290
	New York Times Co.	7,627	286
	Newell Brands Inc.	17,704	273
*	IAA Inc.	6,225	266
*	Planet Fitness Inc.	3,836	259
	Dunkin' Brands Group Inc.	3,871	257
	PVH Corp.	3,440	255
	Rollins Inc.	6,660	249
*	Five Below Inc.	2,564	249
	Leggett & Platt Inc.	6,155	244
	Nexstar Media Group Inc.	2,107	242
	Ralph Lauren Corp.	2,291	242
	L Brands Inc.	10,728	232
*	Madison Square Garden Co.	862	231
*	ServiceMaster Global Holdings Inc.	6,424	230
	Williams-Sonoma Inc.	3,678	229
*	Deckers Outdoor Corp.	1,303	226
	News Corp. Class A	18,587	224
	Toll Brothers Inc.	6,043	224
	Hanesbrands Inc.	16,897	224
	Polaris Inc.	2,704	223
	Wyndham Hotels & Resorts Inc.	4,374	223
	Harley-Davidson Inc.	7,150	218
*	Chegg Inc.	5,538	217
	Fox Corp. Class B	6,923	211
	Churchill Downs Inc.	1,643	206
*	Skechers U.S.A. Inc.	6,181	204
	Brunswick Corp.	3,779	201
	H&R Block Inc.	9,412	195
	Macy's Inc.	14,521	192
*	Mattel Inc.	16,181	191
*	SiteOne Landscape Supply Inc.	1,922	191
*	Discovery Inc.	7,399	190
	Thor Industries Inc.	2,495	188

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	Marriott Vacations Worldwide Corp.	1,925	186
*	Wayfair Inc.	2,935	186
	Carter's Inc.	2,025	185
*	Grand Canyon Education Inc.	2,235	180
	Foot Locker Inc.	4,968	180
*	Liberty Media Corp-Liberty SiriusXM Class A	3,982	178
	Nordstrom Inc.	5,089	177
*	Carvana Co.	2,117	176
	Texas Roadhouse Inc.	3,091	174
*	Capri Holdings Ltd.	6,702	173
*	frontdoor Inc.	4,002	170
	Wyndham Destinations Inc.	4,176	167
	Wendy's Co.	8,727	165
*	Floor & Decor Holdings Inc. Class A	3,179	162
	Cracker Barrel Old Country Store Inc.	1,117	160
*	Tempur Sealy International Inc.	2,120	158
*	Eldorado Resorts Inc.	3,091	155
*	Penn National Gaming Inc.	5,199	154
	Strategic Education Inc.	998	147
	Gap Inc.	10,203	146
	TEGNA Inc.	10,187	146
	Choice Hotels International Inc.	1,564	143
*	Liberty Broadband Corp. Class A	1,154	143
*	RH	775	141
*	Taylor Morrison Home Corp.	6,137	138
*	Murphy USA Inc.	1,358	132
	AMERCO	409	132
	KB Home	4,021	131
	Cinemark Holdings Inc.	5,024	130
	Hyatt Hotels Corp.	1,691	130
	Steven Madden Ltd.	3,945	129
*	Ollie's Bargain Outlet Holdings Inc.	2,476	126
	Coty Inc.	13,641	126
*	National Vision Holdings Inc.	3,611	126
	Aaron's Inc.	3,152	124
	Lithia Motors Inc. Class A	1,036	123
*	Qurate Retail Group Inc. QVC Group Class A	18,081	123
*	Under Armour Inc. Class C	9,844	123
	TripAdvisor Inc.	4,961	116
	Wingstop Inc.	1,376	116
	KAR Auction Services Inc.	5,979	115
*	Under Armour Inc. Class A	8,045	114
	Columbia Sportswear Co.	1,383	112
*	Fox Factory Holding Corp.	1,745	111
	LCI Industries	1,145	111
	Dick's Sporting Goods Inc.	2,971	108
*	AutoNation Inc.	2,531	108
*	Cimpress plc	929	108
*	Hilton Grand Vacations Inc.	4,050	108
*	Meritage Homes Corp.	1,698	108
*	Stamps.com Inc.	752	106
	Goodyear Tire & Rubber Co.	10,912	106
*	Laureate Education Inc.	5,483	103
*	BJ's Wholesale Club Holdings Inc.	5,234	101
	Boyd Gaming Corp.	3,744	100
	Graham Holdings Co.	197	99
*	Adient plc	4,129	99
*	TRI Pointe Group Inc.	6,422	98
	Wolverine World Wide Inc.	3,702	97
	World Wrestling Entertainment Inc.	2,074	97
	Dana Inc.	6,627	95
	American Eagle Outfitters Inc.	7,353	95
	Six Flags Entertainment Corp.	3,737	94
	Extended Stay America Inc.	8,502	93

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	MDC Holdings Inc.	2,337	92
*	Avis Budget Group Inc.	2,680	87
	Monro Inc.	1,533	86
*	Visteon Corp.	1,310	85
*	Cavco Industries Inc.	420	85
*	Crocs Inc.	3,209	84
	Jack in the Box Inc.	1,215	84
*	Gray Television Inc.	4,313	82
*	Liberty Latin America Ltd.	5,369	82
*	Shake Shack Inc.	1,357	81
*	Meritor Inc.	3,494	79
*	Asbury Automotive Group Inc.	887	79
*	Instructure Inc.	1,606	78
*	Adtalem Global Education Inc.	2,497	77
	John Wiley & Sons Inc.	2,068	77
*	Dorman Products Inc.	1,264	77
*	Urban Outfitters Inc.	3,248	76
*	YETI Holdings Inc.	2,455	74
	Penske Automotive Group Inc.	1,608	74
	Winnebago Industries Inc.	1,426	74
	Bloomin' Brands Inc.	4,097	74
	Callaway Golf Co.	4,316	73
*	LGI Homes Inc.	945	71
*	Sally Beauty Holdings Inc.	5,599	70
	Group 1 Automotive Inc.	815	69
	Cheesecake Factory Inc.	1,949	69
	Kontoor Brands Inc.	2,041	69
*	Fitbit Inc.	10,555	67
	Sinclair Broadcast Group Inc.	2,888	67
*	American Woodmark Corp.	797	67
	Red Rock Resorts Inc.	3,208	66
*	WW International Inc.	2,200	66
	News Corp. Class B	5,083	63
	Bed Bath & Beyond Inc.	5,760	62
*	Gentherm Inc.	1,522	62
*	AMC Networks Inc.	1,990	62
*	2U Inc.	2,617	62
	Office Depot Inc.	25,989	61
	Cooper Tire & Rubber Co.	2,373	60
	Dine Brands Global Inc.	728	60
	Papa John's International Inc.	1,032	59
*	Hertz Global Holdings Inc.	4,633	59
	PriceSmart Inc.	1,059	59
	Brinker International Inc.	1,716	59
*	Sleep Number Corp.	1,336	59
	La-Z-Boy Inc.	2,048	59
*	Skyline Champion Corp.	2,300	59
*	SeaWorld Entertainment Inc.	2,153	59
	Signet Jewelers Ltd.	2,485	58
*	Cardlytics Inc.	686	54
*	Central Garden & Pet Co. Class A	2,118	54
	Meredith Corp.	1,899	50
	Rent-A-Center Inc.	2,326	50
*	Perdoceo Education Corp.	3,313	49
	Inter Parfums Inc.	807	48
	International Game Technology plc	4,529	48
	Core-Mark Holding Co. Inc.	2,094	48
	Dave & Buster's Entertainment Inc.	1,438	47
	Viad Corp.	944	47
*	Scientific Games Corp.	2,575	47
*	M/I Homes Inc.	1,248	46
*	Denny's Corp.	2,663	46
	Oxford Industries Inc.	766	46
*	Liberty Media Corp-Liberty Braves Class C	1,780	46

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Stitch Fix Inc. Class A	1,917	46
*	G-III Apparel Group Ltd.	2,053	46
	Standard Motor Products Inc.	989	44
	Matthews International Corp.	1,447	43
	Scholastic Corp.	1,330	43
*	WillScot Corp.	2,401	42
	Children's Place Inc.	722	42
*	Century Communities Inc.	1,228	41
*	Malibu Boats Inc.	922	41
	Designer Brands Inc. Class A	2,991	40
*	Lions Gate Entertainment Corp. Class B	5,423	40
	Acushnet Holdings Corp.	1,568	40
*	Boot Barn Holdings Inc.	1,286	39
*	Sonos Inc.	3,270	38
	Abercrombie & Fitch Co.	2,862	38
	Interface Inc.	2,572	38
*	IMAX Corp.	2,337	36
	Sturm Ruger & Co. Inc.	736	35
*	K12 Inc.	1,749	35
*	Shutterstock Inc.	899	35
	Guess? Inc.	2,104	34
*	American Axle & Manufacturing Holdings Inc.	5,267	33
	Lennar Corp.	679	32
*	Liberty Latin America Ltd. Class A	2,116	32
	Buckle Inc.	1,379	31
*	America's Car-Mart Inc.	300	31
*	Quotient Technology Inc.	3,433	31
	Sonic Automotive Inc.	1,092	31
	EW Scripps Co.	2,528	30
	BJ's Restaurants Inc.	877	29
	Big Lots Inc.	1,767	28
*	Cars.com Inc.	3,051	28
*	Stoneridge Inc.	1,247	28
*	Houghton Mifflin Harcourt Co.	4,943	27
*	Universal Electronics Inc.	633	27
*	American Outdoor Brands Corp.	2,661	27
	Marcus Corp.	986	26
*	QuinStreet Inc.	2,022	26
	Dillard's Inc. Class A	456	26
	OneSpaWorld Holdings Ltd.	2,075	25
*	MSG Networks Inc.	1,966	25
	Ruth's Hospitality Group Inc.	1,298	25
*	Monarch Casino & Resort Inc.	510	24
*	Zumiez Inc.	870	23
*	Gannett Co. Inc.	5,491	23
*	Genesco Inc.	656	23
	Tenneco Inc.	2,412	22
	Winmark Corp.	110	22
*	GoPro Inc.	5,781	22
	National CineMedia Inc.	2,831	22
*	1-800-Flowers.com Inc.	1,174	21
*	elf Beauty Inc.	1,317	21
	Caleres Inc.	1,806	21
	Camping World Holdings Inc.	1,468	20
	Chico's FAS Inc.	4,986	20
*	Liberty Media Corp-Liberty Formula One Class A	533	20
	Twin River Worldwide Holdings Inc.	751	20
*	Vista Outdoor Inc.	2,619	19
	Entercom Communications Corp. Class A	5,480	19
	National Presto Industries Inc.	241	19
*	Lions Gate Entertainment Corp. Class A	2,255	18
	Cato Corp. Class A	1,098	18
*	Central European Media Enterprises Ltd.	3,967	18
*	Beazer Homes USA Inc.	1,425	17

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Michaels Cos. Inc.	4,037	17
	Carriage Services Inc. Class A	812	17
*	Chuy's Holdings Inc.	762	16
*	Hudson Ltd. Class A	1,743	16
^	AMC Entertainment Holdings Inc.	2,586	16
*	Rosetta Stone Inc.	913	16
*	Red Robin Gourmet Burgers Inc.	573	16
^	GameStop Corp. Class A	4,332	16
*	Liberty TripAdvisor Holdings Inc.	3,517	15
*	Hibbett Sports Inc.	780	15
*	American Public Education Inc.	672	15
*	MarineMax Inc.	874	15
*	Motorcar Parts of America Inc.	855	14
	Haverty Furniture Cos. Inc.	843	14
*	MasterCraft Boat Holdings Inc.	868	14
	Ethan Allen Interiors Inc.	1,055	14
	Shoe Carnival Inc.	462	14
*	Green Brick Partners Inc.	1,257	14
*	Golden Entertainment Inc.	831	14
*	Regis Corp.	1,046	13
	Johnson Outdoors Inc.	212	13
*	Lindblad Expeditions Holdings Inc.	1,104	13
*	Lumber Liquidators Holdings Inc.	1,340	13
*	Franklin Covey Co.	415	13
*	Habit Restaurants Inc.	928	13
*	Cooper-Standard Holdings Inc.	747	13
*	El Pollo Loco Holdings Inc.	986	13
*	Daily Journal Corp.	46	11
*	RealReal Inc.	807	11
*	Liberty Media Corp-Liberty Braves Class A	433	11
	Clarus Corp.	969	11
*	Sportsman's Warehouse Holdings Inc.	1,801	11
*	At Home Group Inc.	2,136	11
*	Express Inc.	2,792	10
	Movado Group Inc.	690	10
*	Hemisphere Media Group Inc.	795	10
*	Century Casinos Inc.	1,431	10
*	JC Penney Co. Inc.	14,408	10
	Hooker Furniture Corp.	521	10
*	Fossil Group Inc.	2,115	10
*	Noodles & Co.	1,193	10
*	Fiesta Restaurant Group Inc.	999	10
*	Central Garden & Pet Co.	340	9
*	Del Taco Restaurants Inc.	1,417	9
	Citi Trends Inc.	455	9
*	Drive Shack Inc.	3,139	9
	Tribune Publishing Co.	780	9
	RCI Hospitality Holdings Inc.	442	9
*	Cumulus Media Inc. Class A	724	9
*	WideOpenWest Inc.	1,379	9
*	Boston Omaha Corp.	444	9
*	ZAGG Inc.	1,275	9
*	Vera Bradley Inc.	1,033	9
*	Funko Inc.	1,047	8
	Nathan's Famous Inc.	141	8
*	Select Interior Concepts Inc. Class A	1,072	8
*	Overstock.com Inc.	1,236	8
	Collectors Universe Inc.	344	8
*	Conn's Inc.	963	8
*,^	Eros International plc	3,379	8
	Tilly's Inc.	1,153	7
^	Tailored Brands Inc.	2,267	7
	Emerald Holding Inc.	1,078	7
	Rocky Brands Inc.	296	7

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	Barnes & Noble Education Inc.	2,104	7
	Tupperware Brands Corp.	2,357	7
*	MDC Partners Inc.	2,668	7
*	Purple Innovation Inc. Class A	486	7
*	Carrols Restaurant Group Inc.	1,595	7
	Superior Group of Cos. Inc.	523	6
	Entravision Communications Corp. Class A	3,094	6
*,^	Revlon Inc.	358	6
*	Reading International Inc.	738	6
*	Potbelly Corp.	1,204	6
	Weyco Group Inc.	274	6
*	Delta Apparel Inc.	302	6
*	Lands' End Inc.	541	6
	Escalade Inc.	638	5
	Saga Communications Inc.	172	5
	Bassett Furniture Industries Inc.	497	5
*	J Alexander's Holdings Inc.	582	5
*	Lee Enterprises Inc.	3,143	5
*	Party City Holdco Inc.	2,350	5
	Flexsteel Industries Inc.	338	5
*	Clear Channel Outdoor Holdings Inc.	2,225	5
	ViacomCBS Inc. Class A	153	5
*	Marchex Inc.	1,711	4
*	Gaia Inc.	465	4
*	Biglari Holdings Inc.	37	4
*	Fluent Inc.	1,630	4
*	Legacy Housing Corp.	255	4
*	Lovesac Co.	402	3
*	Container Store Group Inc.	911	3
	Lifetime Brands Inc.	528	3
	Hamilton Beach Brands Holding Co.	282	3
	Kura Sushi USA Inc. Class A	174	3
*	Duluth Holdings Inc.	427	3
*	Red Lion Hotels Corp.	1,114	3
	Bluegreen Vacations Corp.	351	3
*	Inspired Entertainment Inc.	515	3
*	Centric Brands Inc.	1,257	3
*	Vince Holding Corp.	231	2
*	LiveXLive Media Inc.	1,466	2
	Ascena Retail Group Inc.	393	1
*	Youngevity International Inc.	676	1
	J. Jill Inc.	702	1
*	RTW RetailWinds Inc.	1,790	1
			198,272
Consumer Staples (5.7%)
	Procter & Gamble Co.	115,741	13,105
	Coca-Cola Co.	179,504	9,602
	PepsiCo Inc.	65,604	8,662
	Philip Morris International Inc.	72,661	5,949
	CVS Health Corp.	60,685	3,591
	Altria Group Inc.	87,491	3,532
	Mondelez International Inc.	66,352	3,503
	Colgate-Palmolive Co.	39,280	2,654
	Kimberly-Clark Corp.	15,948	2,092
	Walgreens Boots Alliance Inc.	35,222	1,612
	Sysco Corp.	22,294	1,486
	General Mills Inc.	27,882	1,366
	Constellation Brands Inc. Class A	7,408	1,277
	McKesson Corp.	8,441	1,181
*	Monster Beverage Corp.	17,874	1,116
	Kroger Co.	37,211	1,047
	Archer-Daniels-Midland Co.	25,945	977
	Hershey Co.	6,753	972
	Corteva Inc.	35,177	957

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	Clorox Co.	5,882	938
	Tyson Foods Inc.	13,476	914
	McCormick & Co. Inc.	5,742	839
	Church & Dwight Co. Inc.	11,503	800
	Kraft Heinz Co.	29,193	723
	Kellogg Co.	11,526	697
	Conagra Brands Inc.	22,560	602
	Lamb Weston Holdings Inc.	6,819	592
	Hormel Foods Corp.	12,992	540
	JM Smucker Co.	5,129	528
	Brown-Forman Corp.	8,128	499
	Molson Coors Beverage Co. Class B	8,176	406
	Campbell Soup Co.	7,796	352
*	US Foods Holding Corp.	10,239	344
*	Post Holdings Inc.	3,041	308
	Bunge Ltd.	6,417	301
	Casey's General Stores Inc.	1,720	280
*	Keurig Dr Pepper Inc.	9,524	266
	Ingredion Inc.	3,134	261
*	Performance Food Group Co.	4,820	204
*	Beyond Meat Inc.	2,220	199
	Flowers Foods Inc.	9,103	196
*	Helen of Troy Ltd.	1,176	194
*	Herbalife Nutrition Ltd.	4,648	150
*	Boston Beer Co. Inc. Class A	392	145
	Energizer Holdings Inc.	2,983	128
	Lancaster Colony Corp.	880	127
	Brown-Forman Corp. Class A	2,016	118
	J&J Snack Foods Corp.	707	114
	Sanderson Farms Inc.	918	113
	WD-40 Co.	644	111
*	Freshpet Inc.	1,632	108
	Spectrum Brands Holdings Inc.	1,979	107
*	TreeHouse Foods Inc.	2,627	100
*	Hain Celestial Group Inc.	3,919	93
*	Sprouts Farmers Market Inc.	5,599	89
*	Simply Good Foods Co.	3,830	84
*	Edgewell Personal Care Co.	2,530	77
*	Hostess Brands Inc.	5,660	72
	Grocery Outlet Holding Corp.	2,084	66
	Nu Skin Enterprises Inc.	2,606	64
	Vector Group Ltd.	5,299	62
	Universal Corp.	1,138	56
	Calavo Growers Inc.	756	55
*	Pilgrim's Pride Corp.	2,461	52
	Cal-Maine Foods Inc.	1,442	50
	B&G Foods Inc.	3,034	45
	Coca-Cola Consolidated Inc.	221	43
	Medifast Inc.	502	42
	Seaboard Corp.	12	41
	Fresh Del Monte Produce Inc.	1,453	40
*	USANA Health Sciences Inc.	600	40
*	BellRing Brands Inc. Class A	1,826	36
	Rite Aid Corp.	2,439	33
*	Chefs' Warehouse Inc.	1,073	33
	John B Sanfilippo & Son Inc.	395	28
	Andersons Inc.	1,392	26
	Ingles Markets Inc.	679	24
	Tootsie Roll Industries Inc.	750	24
*	National Beverage Corp.	566	24
	PetMed Express Inc.	823	22
	SpartanNash Co.	1,612	20
	MGP Ingredients Inc.	616	18
	Weis Markets Inc.	433	16

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
*	United Natural Foods Inc.	2,355	15
*	Primo Water Corp.	1,064	15
	Limoneira Co.	661	11
	Turning Point Brands Inc.	373	10
*	Seneca Foods Corp.	280	10
*	Craft Brew Alliance Inc.	493	8
*	Celsius Holdings Inc.	1,305	8
	Village Super Market Inc.	353	7
*	GNC Holdings Inc.	3,872	7
*	Farmer Brothers Co.	505	6
*	Lifevantage Corp.	521	6
*	New Age Beverages Corp.	2,986	6
	Alico Inc.	182	6
*	HF Foods Group Inc.	321	6
*	22nd Century Group Inc.	5,198	4
	Natural Grocers by Vitamin Cottage Inc.	516	4
*	Nature's Sunshine Products Inc.	392	3
*	Bridgford Foods Corp.	96	2
*	Pyxus International Inc.	383	1
*	cbdMD Inc.	790	1
			78,496
Energy (3.3%)
	Exxon Mobil Corp.	198,113	10,191
	Chevron Corp.	89,187	8,325
	ConocoPhillips	51,360	2,487
	Schlumberger Ltd.	64,680	1,752
	Kinder Morgan Inc.	91,340	1,751
	EOG Resources Inc.	27,030	1,710
	Phillips 66	21,044	1,575
	Marathon Petroleum Corp.	30,163	1,430
	Occidental Petroleum Corp.	41,936	1,373
	ONEOK Inc.	19,239	1,284
	Valero Energy Corp.	19,234	1,274
	Williams Cos. Inc.	56,749	1,081
	Pioneer Natural Resources Co.	7,718	948
	Hess Corp.	12,579	707
	Halliburton Co.	40,743	691
	Concho Resources Inc.	9,312	633
*	Cheniere Energy Inc.	10,805	554
	Baker Hughes Co.	30,516	491
	Diamondback Energy Inc.	7,493	465
	Apache Corp.	17,554	437
	Noble Energy Inc.	22,150	351
	Targa Resources Corp.	10,682	346
	National Oilwell Varco Inc.	18,073	338
	Marathon Oil Corp.	37,430	310
	Devon Energy Corp.	17,939	291
	Cabot Oil & Gas Corp.	18,813	262
	HollyFrontier Corp.	6,995	236
*	Enphase Energy Inc.	4,341	213
	Parsley Energy Inc.	14,087	189
	Helmerich & Payne Inc.	5,023	185
*	WPX Energy Inc.	19,405	181
*	First Solar Inc.	3,883	178
	Valvoline Inc.	8,841	172
	Cimarex Energy Co.	4,707	156
	Murphy Oil Corp.	7,003	132
	PBF Energy Inc.	5,619	126
*	Sunrun Inc.	5,210	101
	Arcosa Inc.	2,298	99
*	Transocean Ltd.	26,812	90
*	PDC Energy Inc.	4,580	87
	World Fuel Services Corp.	3,030	86
	Continental Resources Inc.	4,004	76

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2020

			Market
			Value
		Shares	($000)
	Delek US Holdings Inc.	3,423	73
	EQT Corp.	12,026	71
	Equitrans Midstream Corp.	9,586	68
*	Apergy Corp.	3,590	67
	Cactus Inc.	2,236	61
*	Dril-Quip Inc.	1,709	61
	Golar LNG Ltd.	4,391	56
	Kosmos Energy Ltd.	17,082	52
	Patterson-UTI Energy Inc.	9,041	52
	Antero Midstream Corp.	11,797	51
*	Matador Resources Co.	5,219	50
*	Oceaneering International Inc.	4,759	50
*	CNX Resources Corp.	8,803	47
*	NOW Inc.	4,995	44
*	Renewable Energy Group Inc.	1,662	44
	Archrock Inc.	6,215	44
*	Helix Energy Solutions Group Inc.	6,493	44
	Warrior Met Coal Inc.	2,358	42
*	Callon Petroleum Co.	18,006	41
	CVR Energy Inc.	1,369	39
*	Southwestern Energy Co.	25,953	37
	Arch Coal Inc.	730	37
*	NexTier Oilfield Solutions Inc.	7,571	35
*	Magnolia Oil & Gas Corp. Class A	4,630	35
	SM Energy Co.	5,166	34
*	ProPetro Holding Corp.	3,550	31
*	TPI Composites Inc.	1,280	30
	Range Resources Corp.	10,494	29
	Nabors Industries Ltd.	15,773	28
*	Par Pacific Holdings Inc.	1,583	26
	QEP Resources Inc.	10,993	25
*	Bloom Energy Corp. Class A	2,676	24
*	SunPower Corp.	2,814	24
*	Oasis Petroleum Inc.	14,248	23
	DMC Global Inc.	627	23
*	Oil States International Inc.	2,811	22
*	Ameresco Inc.	982	22
*	Centennial Resource Development Inc.	8,960	21
*	Vivint Solar Inc.	1,838	21
*	Antero Resources Corp.	11,875	19
*	Frank's International NV	4,841	19
	Green Plains Inc.	1,580	19
*	Northern Oil and Gas Inc.	13,050	19
	Berry Corp.	2,941	19
*	Select Energy Services Inc.	2,683	17
*	Chesapeake Energy Corp.	61,747	17
*	REX American Resources Corp.	239	17
	Peabody Energy Corp.	2,864	17
*	Denbury Resources Inc.	21,591	16
	Liberty Oilfield Services Inc.	2,414	16
	SunCoke Energy Inc.	3,396	16
	Solaris Oilfield Infrastructure Inc.	1,418	15
*	Newpark Resources Inc.	4,225	15
*,^	California Resources Corp.	2,305	15
*	Matrix Service Co.	1,179	14
*	Clean Energy Fuels Corp.	6,243	14
*	Bonanza Creek Energy Inc.	855	14
*	Talos Energy Inc.	965	14
	Brigham Minerals Inc. Class A	773	12
*	W&T Offshore Inc.	4,405	11
	Sunnova Energy International Inc.	619	11
*	National Energy Services Reunited Corp.	1,148	10
*	Diamond Offshore Drilling Inc.	3,104	9
*	Penn Virginia Corp.	575	9

10

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Laredo Petroleum Inc.	8,416	9
	RPC Inc.	2,494	9
*	SEACOR Marine Holdings Inc.	1,002	8
*	Noble Corp. plc	11,307	8
*	TETRA Technologies Inc.	6,286	8
*,^	Tellurian Inc.	4,378	8
	NACCO Industries Inc.	190	8
*	Exterran Corp.	1,475	7
*	Whiting Petroleum Corp.	3,958	7
*	Geospace Technologies Corp.	584	7
	Falcon Minerals Corp.	1,756	7
*	Era Group Inc.	715	7
*	CONSOL Energy Inc.	1,183	7
	Evolution Petroleum Corp.	1,382	6
*	Gulfport Energy Corp.	7,558	6
	Panhandle Oil and Gas Inc.	769	5
*	Contura Energy Inc.	892	5
*	Comstock Resources Inc.	667	4
*	Altus Midstream Co. Class A	2,733	4
*	Ring Energy Inc.	2,825	4
*	Covia Holdings Corp.	2,528	4
*	Flotek Industries Inc.	2,424	4
*	Earthstone Energy Inc.	958	4
*	PrimeEnergy Resources Corp.	28	4
*	Seadrill Ltd.	3,015	3
*	Nine Energy Service Inc.	764	3
*	HighPoint Resources Corp.	4,191	3
*	Extraction Oil & Gas Inc.	3,888	3
*	Montage Resources Corp.	721	2
*	Forum Energy Technologies Inc.	3,213	2
*	RigNet Inc.	688	2
*	Goodrich Petroleum Corp.	444	2
*	Pacific Drilling SA	1,431	2
	Amplify Energy Corp.	531	2
*	KLX Energy Services Holdings Inc.	912	2
*	Smart Sand Inc.	1,083	2
	Hallador Energy Co.	1,330	2
*	Unit Corp.	4,856	2
*	Abraxas Petroleum Corp.	7,765	1
*	FTS International Inc.	1,514	1
*	SilverBow Resources Inc.	323	1
			45,507
Financial Services (20.4%)
*	Berkshire Hathaway Inc. Class B	91,641	18,909
	JPMorgan Chase & Co.	145,975	16,949
	Visa Inc.	80,169	14,572
	Mastercard Inc.	41,485	12,041
	Bank of America Corp.	381,095	10,861
	Wells Fargo & Co.	178,266	7,282
	Citigroup Inc.	101,988	6,472
*	PayPal Holdings Inc.	54,994	5,939
	American Tower Corp.	20,545	4,660
	Fidelity National Information Services Inc.	28,549	3,989
	American Express Co.	31,359	3,447
	CME Group Inc.	16,573	3,295
	US Bancorp	66,832	3,104
	Chubb Ltd.	21,103	3,061
	S&P Global Inc.	11,500	3,058
	Goldman Sachs Group Inc.	14,879	2,987
	Prologis Inc.	34,301	2,891
	Truist Financial Corp.	62,613	2,889
*	Fiserv Inc.	26,313	2,878
	Crown Castle International Corp.	19,412	2,782
	PNC Financial Services Group Inc.	20,480	2,589

11

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	BlackRock Inc.	5,539	2,565
	Global Payments Inc.	13,923	2,561
	Marsh & McLennan Cos. Inc.	23,742	2,482
	Morgan Stanley	54,340	2,447
	Intercontinental Exchange Inc.	25,722	2,295
	Equinix Inc.	3,979	2,279
	Aon plc	10,916	2,271
	Charles Schwab Corp.	53,686	2,188
	Progressive Corp.	27,244	1,993
	Capital One Financial Corp.	21,783	1,923
	Moody’s Corp.	7,689	1,846
	Simon Property Group Inc.	14,425	1,775
	American International Group Inc.	40,737	1,717
	Allstate Corp.	15,042	1,583
	MetLife Inc.	36,390	1,555
	Bank of New York Mellon Corp.	38,432	1,533
	Aflac Inc.	34,019	1,458
	Public Storage	6,933	1,450
	Travelers Cos. Inc.	12,071	1,446
	Prudential Financial Inc.	19,010	1,434
	Welltower Inc.	18,866	1,412
	SBA Communications Corp.	5,244	1,390
*	Square Inc.	16,051	1,338
	AvalonBay Communities Inc.	6,537	1,311
	Equity Residential	17,228	1,294
	T. Rowe Price Group Inc.	10,638	1,255
	Digital Realty Trust Inc.	9,711	1,166
	State Street Corp.	16,962	1,155
	Willis Towers Watson plc	6,028	1,141
	MSCI Inc.	3,849	1,137
	Realty Income Corp.	15,240	1,103
*	FleetCor Technologies Inc.	3,991	1,061
	Discover Financial Services	14,636	960
	Ventas Inc.	17,405	936
	Boston Properties Inc.	7,232	932
	Weyerhaeuser Co.	34,847	905
	Synchrony Financial	29,922	871
	Essex Property Trust Inc.	3,059	867
*	CBRE Group Inc.	15,377	863
	M&T Bank Corp.	6,067	852
	Hartford Financial Services Group Inc.	16,792	839
	Arthur J Gallagher & Co.	8,594	838
	Ameriprise Financial Inc.	5,923	837
	Alexandria Real Estate Equities Inc.	5,311	807
	Fifth Third Bancorp	32,941	804
	Northern Trust Corp.	9,118	800
	Equifax Inc.	5,628	799
	First Republic Bank	7,781	783
	TransUnion	8,758	779
*	Markel Corp.	635	750
	KeyCorp	44,797	732
	Healthpeak Properties Inc.	22,969	727
*	Arch Capital Group Ltd.	17,937	725
	Invitation Homes Inc.	25,018	718
	Mid-America Apartment Communities Inc.	5,312	687
	Cincinnati Financial Corp.	7,127	665
	Sun Communities Inc.	4,235	647
	Citizens Financial Group Inc.	20,171	639
	WP Carey Inc.	8,010	620
	UDR Inc.	13,537	609
	Regions Financial Corp.	44,709	604
	Annaly Capital Management Inc.	66,935	593
	Cboe Global Markets Inc.	5,183	591
	Huntington Bancshares Inc.	48,002	589

12

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Extra Space Storage Inc.	5,864	589
	Principal Financial Group Inc.	12,919	573
	MarketAxess Holdings Inc.	1,721	558
	Broadridge Financial Solutions Inc.	5,323	555
	Equity LifeStyle Properties Inc.	8,097	553
	Nasdaq Inc.	5,365	550
	Loews Corp.	12,025	549
	Duke Realty Corp.	16,770	545
	Jack Henry & Associates Inc.	3,581	543
	VICI Properties Inc.	21,521	539
	TD Ameritrade Holding Corp.	12,493	528
	Medical Properties Trust Inc.	23,885	505
*	Fair Isaac Corp.	1,329	500
*	SVB Financial Group	2,363	492
	Raymond James Financial Inc.	5,824	487
	E*TRADE Financial Corp.	10,573	484
	Host Hotels & Resorts Inc.	33,218	481
	Fidelity National Financial Inc.	12,311	477
	Brown & Brown Inc.	11,004	473
	FactSet Research Systems Inc.	1,754	467
	Globe Life Inc.	4,982	462
	Everest Re Group Ltd.	1,851	459
	WR Berkley Corp.	6,715	451
	Camden Property Trust	4,234	449
	Ally Financial Inc.	17,811	447
	Regency Centers Corp.	7,746	445
	Western Union Co.	19,554	438
	VEREIT Inc.	49,773	431
	AGNC Investment Corp.	25,198	429
	Vornado Realty Trust	7,977	427
*	Alleghany Corp.	634	426
	Lincoln National Corp.	9,356	425
*	Equitable Holdings Inc.	19,398	415
	Iron Mountain Inc.	13,369	407
	Gaming and Leisure Properties Inc.	9,101	407
	National Retail Properties Inc.	7,983	406
	Federal Realty Investment Trust	3,476	404
	Omega Healthcare Investors Inc.	10,120	401
*	WEX Inc.	2,011	377
	Reinsurance Group of America Inc.	2,916	356
	Jones Lang LaSalle Inc.	2,396	354
	Comerica Inc.	6,706	353
	Kilroy Realty Corp.	4,848	352
	RenaissanceRe Holdings Ltd.	2,041	348
	Assurant Inc.	2,836	342
	Voya Financial Inc.	6,305	332
	Lamar Advertising Co.	3,953	331
	Apartment Investment & Management Co.	6,911	331
	Kimco Realty Corp.	18,887	328
	STORE Capital Corp.	9,957	327
	SEI Investments Co.	5,942	325
*	Zillow Group Inc. Class C	5,740	320
	American Financial Group Inc.	3,445	318
	CyrusOne Inc.	5,220	316
	Zions Bancorp NA	7,835	313
	American Homes 4 Rent	12,017	311
	Signature Bank	2,476	310
	New Residential Investment Corp.	19,313	301
	LPL Financial Holdings Inc.	3,761	299
	Healthcare Trust of America Inc.	9,583	298
	Douglas Emmett Inc.	7,756	296
	SL Green Realty Corp.	3,726	292
	First American Financial Corp.	5,094	291
	Commerce Bancshares Inc.	4,733	289

13

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Euronet Worldwide Inc.	2,329	289
	People’s United Financial Inc.	20,553	288
	Starwood Property Trust Inc.	12,708	282
	Franklin Resources Inc.	12,932	281
	American Campus Communities Inc.	6,410	278
*	Athene Holding Ltd. Class A	6,725	277
	Americold Realty Trust	8,975	275
	Prosperity Bancshares Inc.	4,233	273
	CubeSmart	8,990	272
	East West Bancorp Inc.	6,777	263
	Old Republic International Corp.	13,169	260
	TCF Financial Corp.	7,057	257
	Invesco Ltd.	17,786	256
	Brixmor Property Group Inc.	13,841	252
	Jefferies Financial Group Inc.	12,482	246
	Cousins Properties Inc.	6,781	242
	Rexford Industrial Realty Inc.	5,137	240
	Life Storage Inc.	2,173	234
	New York Community Bancorp Inc.	21,214	229
	First Industrial Realty Trust Inc.	5,848	225
	Unum Group	9,639	225
	EastGroup Properties Inc.	1,759	221
	Axis Capital Holdings Ltd.	3,883	218
	Hanover Insurance Group Inc.	1,838	218
	Hudson Pacific Properties Inc.	6,719	217
	Highwoods Properties Inc.	4,790	215
	Popular Inc.	4,467	214
	Primerica Inc.	1,920	214
	Eaton Vance Corp.	5,129	212
	Healthcare Realty Trust Inc.	6,141	211
	Spirit Realty Capital Inc.	4,605	210
	Cullen/Frost Bankers Inc.	2,654	208
	JBG SMITH Properties	5,671	208
	EPR Properties	3,500	207
	Blackstone Mortgage Trust Inc.	5,743	207
	SLM Corp.	19,701	204
	Western Alliance Bancorp	4,435	204
	Kemper Corp.	2,965	204
	Park Hotels & Resorts Inc.	11,151	204
	Legg Mason Inc.	4,055	202
*	Howard Hughes Corp.	1,862	201
	Radian Group Inc.	9,417	200
*	Credit Acceptance Corp.	489	197
	Essent Group Ltd.	4,501	196
	MGIC Investment Corp.	16,181	195
	First Horizon National Corp.	14,316	191
	Synovus Financial Corp.	6,531	190
	Pinnacle Financial Partners Inc.	3,509	185
	CoreSite Realty Corp.	1,749	181
*	Brighthouse Financial Inc.	5,053	181
	Interactive Brokers Group Inc.	3,510	179
	Assured Guaranty Ltd.	4,357	178
	Equity Commonwealth	5,635	177
	Outfront Media Inc.	6,723	177
	CIT Group Inc.	4,453	177
	Sabra Health Care REIT Inc.	9,025	176
	First Financial Bankshares Inc.	6,101	175
	PacWest Bancorp	5,530	175
	STAG Industrial Inc.	6,163	172
	Two Harbors Investment Corp.	12,721	172
	Affiliated Managers Group Inc.	2,289	172
	Chimera Investment Corp.	8,683	171
	Lazard Ltd.	4,750	170
	Terreno Realty Corp.	3,082	169

14

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Stifel Financial Corp.	3,094	168
	CoreLogic Inc.	3,705	168
	Valley National Bancorp	17,873	166
	Erie Indemnity Co.	1,160	166
	Webster Financial Corp.	4,307	164
	Alliance Data Systems Corp.	1,898	163
	National Health Investors Inc.	1,987	162
	Rayonier Inc.	6,111	162
	Umpqua Holdings Corp.	10,338	159
	Janus Henderson Group plc	7,346	156
	Sterling Bancorp	9,322	155
*	Zillow Group Inc. Class A	2,761	154
	MFA Financial Inc.	21,006	152
	Selective Insurance Group Inc.	2,718	152
	FNB Corp.	15,008	151
	Weingarten Realty Investors	5,618	151
	Glacier Bancorp Inc.	4,048	151
	RLI Corp.	1,873	151
	QTS Realty Trust Inc.	2,678	150
	Ryman Hospitality Properties Inc.	2,150	149
	FirstCash Inc.	1,940	149
	First Citizens BancShares Inc.	329	149
	Physicians Realty Trust	7,889	149
	IBERIABANK Corp.	2,434	146
	First Hawaiian Inc.	6,116	146
	Bank OZK	5,732	146
	Taubman Centers Inc.	2,785	145
	Community Bank System Inc.	2,381	145
	Wintrust Financial Corp.	2,639	141
	White Mountains Insurance Group Ltd.	142	141
	PS Business Parks Inc.	938	139
	Agree Realty Corp.	1,931	139
	Service Properties Trust	7,622	138
	Bank of Hawaii Corp.	1,843	137
	Morningstar Inc.	927	136
	Macerich Co.	6,666	136
	Hancock Whitney Corp.	4,034	135
	Corporate Office Properties Trust	5,270	134
	United Bankshares Inc.	4,557	132
	BankUnited Inc.	4,425	131
	Federated Hermes Inc.	4,512	130
	Piedmont Office Realty Trust Inc.	5,940	128
	Apple Hospitality REIT Inc.	9,783	128
*	eHealth Inc.	1,060	124
	Associated Banc-Corp	7,327	124
	Old National Bancorp	7,852	124
	Pebblebrook Hotel Trust	6,113	124
	Home BancShares Inc.	7,325	123
	UMB Financial Corp.	2,098	122
	Evercore Inc.	1,803	120
*	Cannae Holdings Inc.	3,192	119
	Kennedy-Wilson Holdings Inc.	5,806	117
	Kinsale Capital Group Inc.	961	117
	Lexington Realty Trust Class B	11,248	117
	Apollo Commercial Real Estate Finance Inc.	7,179	116
^	Santander Consumer USA Holdings Inc.	4,761	116
	CVB Financial Corp.	6,255	116
	Sunstone Hotel Investors Inc.	10,551	116
	CNO Financial Group Inc.	7,209	115
	Ares Management Corp. Class A	3,322	115
	CenterState Bank Corp.	5,665	115
	PotlatchDeltic Corp.	3,117	115
*	Redfin Corp.	4,210	114
	BancorpSouth Bank	4,634	113

15

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	OneMain Holdings Inc.	3,080	113
	Brandywine Realty Trust	8,259	112
	Paramount Group Inc.	9,213	112
	Cathay General Bancorp	3,636	112
	Columbia Banking System Inc.	3,370	112
	Washington Federal Inc.	3,730	112
	Atlantic Union Bankshares Corp.	3,745	111
	Invesco Mortgage Capital Inc.	6,878	111
	Investors Bancorp Inc.	10,492	111
*	Texas Capital Bancshares Inc.	2,317	109
	BOK Financial Corp.	1,500	109
	Fulton Financial Corp.	7,471	108
	American Equity Investment Life Holding Co.	4,222	107
	South State Corp.	1,560	106
	Retail Properties of America Inc.	10,127	106
	Independent Bank Corp.	1,569	106
	RLJ Lodging Trust	7,833	103
	Columbia Property Trust Inc.	5,460	103
	Navient Corp.	9,126	102
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,013	102
	Washington REIT	3,799	102
	Houlihan Lokey Inc.	1,955	100
*	LendingTree Inc.	363	100
	Ameris Bancorp	2,890	99
*	Enstar Group Ltd.	541	97
	Simmons First National Corp.	4,460	95
	First Financial Bancorp	4,610	95
*	Cushman & Wakefield plc	5,218	95
	American Assets Trust Inc.	2,284	95
	National Storage Affiliates Trust	2,801	94
	Four Corners Property Trust Inc.	3,273	94
	CareTrust REIT Inc.	4,499	94
	WesBanco Inc.	3,045	93
*	Genworth Financial Inc.	23,851	93
	First Midwest Bancorp Inc.	5,051	92
	United Community Banks Inc.	3,700	92
	First Merchants Corp.	2,602	91
	Acadia Realty Trust	3,985	91
	Redwood Trust Inc.	5,303	91
	Colony Capital Inc.	22,768	90
	International Bancshares Corp.	2,638	90
	Urban Edge Properties	5,401	87
	DiamondRock Hospitality Co.	9,500	87
	Argo Group International Holdings Ltd.	1,539	87
	PennyMac Mortgage Investment Trust	4,156	86
	Essential Properties Realty Trust Inc.	3,710	85
	EVERTEC Inc.	2,861	85
	LTC Properties Inc.	1,869	84
	Walker & Dunlop Inc.	1,291	84
*	PRA Group Inc.	2,155	84
	CoreCivic Inc.	5,646	84
	Cadence BanCorp Class A	5,909	83
	Uniti Group Inc.	8,527	83
	Easterly Government Properties Inc.	3,501	83
	WSFS Financial Corp.	2,398	83
	GEO Group Inc.	5,639	83
	Empire State Realty Trust Inc.	7,049	82
	New York Mortgage Trust Inc.	14,414	82
	Trustmark Corp.	3,051	82
	SITE Centers Corp.	7,011	81
	First BanCorp	10,127	80
	Xenia Hotels & Resorts Inc.	5,349	80
	Retail Opportunity Investments Corp.	5,285	79
	ServisFirst Bancshares Inc.	2,274	79

16

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	FGL Holdings	6,822	78
	Independent Bank Group Inc.	1,675	78
	Mack-Cali Realty Corp.	4,083	77
	Global Net Lease Inc.	4,175	77
	Capitol Federal Financial Inc.	6,303	77
*	Green Dot Corp.	2,242	77
	Banner Corp.	1,672	76
	Horace Mann Educators Corp.	1,960	76
	Ladder Capital Corp.	4,909	75
	Renasant Corp.	2,610	74
	Heartland Financial USA Inc.	1,680	72
	Westamerica Bancorporation	1,242	72
	Moelis & Co.	2,243	72
*	NMI Holdings Inc.	3,068	72
	Bank of NT Butterfield & Son Ltd.	2,569	71
	Towne Bank	3,079	71
	Diversified Healthcare Trust	11,186	70
	Great Western Bancorp Inc.	2,610	70
	Hope Bancorp Inc.	5,735	70
	Pacific Premier Bancorp Inc.	2,708	70
	ProAssurance Corp.	2,539	69
	NBT Bancorp Inc.	2,032	68
	Hilltop Holdings Inc.	3,272	68
	Artisan Partners Asset Management Inc.	2,369	68
	Northwest Bancshares Inc.	4,803	67
*	Axos Financial Inc.	2,673	67
	Universal Health Realty Income Trust	612	66
	BGC Partners Inc.	14,071	66
	Cohen & Steers Inc.	1,044	65
	Newmark Group Inc.	6,806	65
	Hamilton Lane Inc.	1,039	65
	Kite Realty Group Trust	3,984	64
	Monmouth Real Estate Investment Corp.	4,500	64
	Office Properties Income Trust	2,187	64
	National General Holdings Corp.	3,211	63
*	Cardtronics plc	1,714	62
	Alexander & Baldwin Inc.	3,298	62
	Industrial Logistics Properties Trust	2,945	61
*	Seacoast Banking Corp. of Florida	2,425	60
	First Interstate BancSystem Inc.	1,743	59
	AMERISAFE Inc.	905	59
	S&T Bancorp Inc.	1,783	59
	Employers Holdings Inc.	1,502	58
	Eagle Bancorp Inc.	1,539	58
	Independence Realty Trust Inc.	4,307	57
	CNA Financial Corp.	1,371	57
	Veritex Holdings Inc.	2,360	57
	James River Group Holdings Ltd.	1,393	56
	First Commonwealth Financial Corp.	4,757	56
	Park National Corp.	642	56
	Provident Financial Services Inc.	2,792	56
	First Busey Corp.	2,504	55
	Mercury General Corp.	1,265	55
	Tompkins Financial Corp.	679	54
	City Holding Co.	770	54
	Seritage Growth Properties	1,551	53
	Safety Insurance Group Inc.	676	53
	Meta Financial Group Inc.	1,609	53
	American Finance Trust Inc.	5,074	53
	ARMOUR Residential REIT Inc.	2,899	52
	Brookline Bancorp Inc.	3,738	52
*	Encore Capital Group Inc.	1,393	52
	Berkshire Hills Bancorp Inc.	2,108	51
	Realogy Holdings Corp.	5,486	51

17

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Flagstar Bancorp Inc.	1,579	50
	Innovative Industrial Properties Inc.	544	50
	Tanger Factory Outlet Centers Inc.	4,174	50
	Colony Credit Real Estate Inc.	3,894	50
	OceanFirst Financial Corp.	2,418	49
	Brookfield Property REIT Inc. Class A	3,020	49
	Sandy Spring Bancorp Inc.	1,601	49
	Southside Bancshares Inc.	1,523	49
	Lakeland Financial Corp.	1,189	49
	TFS Financial Corp.	2,317	47
	RPT Realty	3,620	47
	PJT Partners Inc.	1,040	47
	BancFirst Corp.	904	46
	Getty Realty Corp.	1,611	46
	Waddell & Reed Financial Inc.	3,253	45
*	Mr Cooper Group Inc.	3,477	45
	Summit Hotel Properties Inc.	4,777	44
	Virtu Financial Inc.	2,346	44
	First Bancorp	1,362	44
	Armada Hoffler Properties Inc.	2,600	44
	Nelnet Inc.	820	44
	Piper Sandler Cos.	617	43
	TriCo Bancshares	1,261	43
	Enterprise Financial Services Corp.	1,114	43
	TPG RE Finance Trust Inc.	2,189	42
	First Defiance Financial Corp.	1,756	42
	Community Healthcare Trust Inc.	874	42
*	Evo Payments Inc.	1,629	41
*	Trupanion Inc.	1,339	41
	NexPoint Residential Trust Inc.	922	41
	PennyMac Financial Services Inc.	1,162	41
	iStar Inc.	2,686	41
	National Bank Holdings Corp.	1,324	40
	Stewart Information Services Corp.	1,114	40
*	Ambac Financial Group Inc.	2,089	40
	Heritage Financial Corp.	1,699	39
	Granite Point Mortgage Trust Inc.	2,392	39
	Kearny Financial Corp.	3,594	39
	Investors Real Estate Trust	546	38
	OFG Bancorp	2,276	38
*	Columbia Financial Inc.	2,449	38
	Boston Private Financial Holdings Inc.	3,878	38
*	Focus Financial Partners Inc.	1,364	37
	United Fire Group Inc.	962	37
	Meridian Bancorp Inc.	2,173	36
*	Triumph Bancorp Inc.	1,044	35
*	INTL. FCStone Inc.	763	35
	American National Insurance Co.	350	34
	German American Bancorp Inc.	1,148	34
	Virtus Investment Partners Inc.	310	34
	Preferred Bank	659	34
	Franklin Street Properties Corp.	4,706	34
	LendingClub Corp.	3,046	34
*	Everi Holdings Inc.	3,218	33
*	Marcus & Millichap Inc.	1,043	33
	Stock Yards Bancorp Inc.	935	33
	Lakeland Bancorp Inc.	2,243	32
	ConnectOne Bancorp Inc.	1,530	32
	Carolina Financial Corp.	980	32
	Banc of California Inc.	2,056	32
	Cass Information Systems Inc.	669	31
	Central Pacific Financial Corp.	1,299	31
*	Third Point Reinsurance Ltd.	3,446	31
	Federal Agricultural Mortgage Corp.	408	31

18

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Capstead Mortgage Corp.	4,295	30
	Univest Financial Corp.	1,295	30
	Alexander’s Inc.	97	30
*	Enova International Inc.	1,566	30
	Goosehead Insurance Inc.	553	30
	Bryn Mawr Bank Corp.	901	30
	Allegiance Bancshares Inc.	898	30
	Chatham Lodging Trust	2,125	30
*	St. Joe Co.	1,504	30
	TrustCo Bank Corp. NY	4,287	29
	Community Trust Bancorp Inc.	759	29
	Washington Trust Bancorp Inc.	681	29
	1st Source Corp.	694	29
*	Palomar Holdings Inc.	573	29
	Brightsphere Investment Group Inc.	3,102	29
	HomeStreet Inc.	1,062	29
	Camden National Corp.	697	29
	Front Yard Residential Corp.	2,244	28
	Universal Insurance Holdings Inc.	1,363	28
	City Office REIT Inc.	2,401	28
*	Bancorp Inc.	2,287	28
	Urstadt Biddle Properties Inc.	1,341	28
*	Nicolet Bankshares Inc.	409	27
*	Customers Bancorp Inc.	1,339	27
	Safehold Inc.	492	27
	Gladstone Commercial Corp.	1,402	26
	Horizon Bancorp Inc.	1,749	26
	Banco Latinoamericano de Comercio Exterior SA	1,469	26
	RMR Group Inc.	701	26
*	MBIA Inc.	3,342	26
	Origin Bancorp Inc.	859	26
	QCR Holdings Inc.	682	26
	Heritage Commerce Corp.	2,507	26
	Bank of Marin Bancorp	670	26
	FB Financial Corp.	783	25
	Peoples Bancorp Inc.	884	25
	Great Southern Bancorp Inc.	490	25
	National Western Life Group Inc.	105	25
	First Foundation Inc.	1,730	25
	Northfield Bancorp Inc.	1,764	25
	WisdomTree Investments Inc.	6,122	25
	First Financial Corp.	616	25
	Washington Prime Group Inc.	8,879	24
	Peapack Gladstone Financial Corp.	879	24
	Dime Community Bancshares Inc.	1,428	24
	First of Long Island Corp.	1,149	24
	B. Riley Financial Inc.	992	23
	Ellington Financial Inc.	1,411	23
	Midland States Bancorp Inc.	979	23
*	TriState Capital Holdings Inc.	1,170	23
	Western Asset Mortgage Capital Corp.	2,302	23
	Opus Bank	972	23
	Saul Centers Inc.	532	23
	UMH Properties Inc.	1,568	23
	KKR Real Estate Finance Trust Inc.	1,156	23
	RE/MAX Holdings Inc.	777	23
	New Senior Investment Group Inc.	3,730	23
	First Business Financial Services Inc.	941	23
	Central Valley Community Bancorp	1,311	23
	AG Mortgage Investment Trust Inc.	1,499	22
	Flushing Financial Corp.	1,232	22
	Whitestone REIT	1,797	22
	First Bancshares Inc.	734	22
	CorEnergy Infrastructure Trust Inc.	611	21

19

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	FBL Financial Group Inc. Class A	441	21
	CatchMark Timber Trust Inc.	2,289	21
	Preferred Apartment Communities Inc.	2,190	21
	CBTX Inc.	837	21
	Hanmi Financial Corp.	1,323	21
	Ready Capital Corp.	1,423	21
	Bridge Bancorp Inc.	746	21
	BankFinancial Corp.	1,801	20
	Independent Bank Corp.	1,025	20
	Global Medical REIT Inc.	1,428	20
*	Watford Holdings Ltd.	871	20
	1st Constitution Bancorp	1,079	20
	Franklin Financial Network Inc.	589	20
*	World Acceptance Corp.	252	20
	State Auto Financial Corp.	782	20
	Byline Bancorp Inc.	1,112	19
*	I3 Verticals Inc.	668	19
*	Atlantic Capital Bancshares Inc.	1,057	19
	Sculptor Capital Management Inc. Class A	839	19
	First Mid Bancshares Inc.	671	19
	Cowen Inc.	1,261	19
	First Community Bankshares Inc.	718	19
	Hersha Hospitality Trust Class A	1,621	19
	Ares Commercial Real Estate Corp.	1,219	19
	Jernigan Capital Inc.	1,038	19
	Financial Institutions Inc.	688	19
	Retail Value Inc.	666	18
	Waterstone Financial Inc.	1,112	18
	Mercantile Bank Corp.	637	18
	Diamond Hill Investment Group Inc.	144	18
	People’s Utah Bancorp	757	18
	Arrow Financial Corp.	564	18
	Live Oak Bancshares Inc.	1,158	18
	Farmers National Banc Corp.	1,180	18
*	Equity Bancshares Inc.	671	18
	Carter Bank & Trust	1,037	18
	Exantas Capital Corp.	1,509	17
*	Amerant Bancorp Inc.	925	17
	Republic Bancorp Inc.	475	17
	Dynex Capital Inc.	986	17
*	Assetmark Financial Holdings Inc.	635	17
	Capital City Bank Group Inc.	627	17
	Independence Holding Co.	445	17
	One Liberty Properties Inc.	684	16
	Sierra Bancorp	691	16
	Orchid Island Capital Inc.	2,857	16
	Anworth Mortgage Asset Corp.	4,990	16
	HomeTrust Bancshares Inc.	686	16
	CNB Financial Corp.	633	16
	Bank First Corp.	266	16
	MidWestOne Financial Group Inc.	533	15
*	Health Insurance Innovations Inc.	513	15
•	CorePoint Lodging Inc.	1,878	15
*	FRP Holdings Inc.	329	15
	West Bancorporation Inc.	714	15
	Business First Bancshares Inc.	603	15
	Old Second Bancorp Inc.	1,349	14
	Heritage Insurance Holdings Inc.	1,286	14
	PCSB Financial Corp.	778	14
*	Tejon Ranch Co.	938	14
	Bar Harbor Bankshares	685	14
	Peoples Financial Services Corp.	314	14
	Southern National Bancorp of Virginia Inc.	966	14
	American National Bankshares Inc.	443	14

20

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Cambridge Bancorp	198	14
	RBB Bancorp	793	13
*	Bridgewater Bancshares Inc.	1,052	13
*	Southern First Bancshares Inc.	344	13
	Consolidated-Tomoka Land Co.	226	13
	Global Indemnity Ltd.	407	13
	Farmers & Merchants Bancorp Inc.	476	13
	First Bancorp Inc.	493	13
	HCI Group Inc.	293	12
	Southern Missouri Bancorp Inc.	377	12
*	Citizens Inc. Class A	2,096	12
*	Spirit of Texas Bancshares Inc.	662	12
	Civista Bancshares Inc.	636	12
	Home Bancorp Inc.	368	12
*	Metropolitan Bank Holding Corp.	284	12
	Macatawa Bank Corp.	1,254	12
*	Red River Bancshares Inc.	231	12
	Greenhill & Co. Inc.	808	12
	HarborOne Bancorp Inc.	1,167	12
*,^	Paysign Inc.	1,416	11
	Northrim BanCorp Inc.	322	11
	Enterprise Bancorp Inc.	409	11
*	Donnelley Financial Solutions Inc.	1,291	11
	Great Ajax Corp.	787	11
	Summit Financial Group Inc.	505	11
	Oppenheimer Holdings Inc.	466	11
	Bluerock Residential Growth REIT Inc.	1,054	11
*	Forestar Group Inc.	603	11
	Gladstone Land Corp.	798	11
*	Howard Bancorp Inc.	678	11
	Westwood Holdings Group Inc.	419	11
*	BRP Group Inc. Class A	688	11
*	EZCORP Inc.	2,205	11
*	On Deck Capital Inc.	3,013	11
	Hingham Institution for Savings	57	10
	Investar Holding Corp.	488	10
	Metrocity Bankshares Inc.	735	10
	Investors Title Co.	63	10
	Penns Woods Bancorp Inc.	342	10
	Cedar Realty Trust Inc.	3,901	10
*	Rafael Holdings Inc. Class B	537	10
	Western New England Bancorp Inc.	1,132	10
	Guaranty Bancshares Inc.	362	10
	SmartFinancial Inc.	526	10
*	eXp World Holdings Inc.	1,030	10
*	Greenlight Capital Re Ltd.	1,163	10
	BBX Capital Corp.	2,810	10
	Premier Financial Bancorp Inc.	586	10
	First Internet Bancorp	401	10
	First Choice Bancorp	428	10
	National Bankshares Inc.	273	10
	Braemar Hotels & Resorts Inc.	1,291	9
	South Plains Financial Inc.	474	9
	Parke Bancorp Inc.	511	9
	Luther Burbank Corp.	906	9
	LCNB Corp.	596	9
*	Regional Management Corp.	367	9
	Century Bancorp Inc.	129	9
	Shore Bancshares Inc.	590	9
	Orrstown Financial Services Inc.	508	9
	Amalgamated Bank	558	9
*	Select Bancorp Inc.	848	9
	Territorial Bancorp Inc.	350	9
	Bankwell Financial Group Inc.	312	9

21

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Bank of Commerce Holdings	843	9
	Reliant Bancorp Inc.	442	9
	MutualFirst Financial Inc.	261	9
	MVB Financial Corp.	495	9
	Evans Bancorp Inc.	221	9
	FS Bancorp Inc.	180	9
	SB One Bancorp	392	9
	United Insurance Holdings Corp.	914	9
*	Stratus Properties Inc.	299	9
	Arlington Asset Investment Corp.	1,511	9
	First Capital Inc.	139	9
	Capstar Financial Holdings Inc.	632	8
	Norwood Financial Corp.	274	8
	Marlin Business Services Corp.	429	8
	First Bank	864	8
	ACNB Corp.	271	8
	Community Bankers Trust Corp.	1,001	8
*	FVCBankcorp Inc.	527	8
	Ashford Hospitality Trust Inc.	3,763	8
	Bank of Princeton	298	8
	Timberland Bancorp Inc.	344	8
*	International Money Express Inc.	845	8
*	Richmond Mutual Bancorporation Inc.	588	8
*	PICO Holdings Inc.	831	8
	Codorus Valley Bancorp Inc.	381	8
*	Hallmark Financial Services Inc.	539	8
	BRT Apartments Corp.	474	7
*	Malvern Bancorp Inc.	385	7
	BCB Bancorp Inc.	642	7
	PCB Bancorp	536	7
^	Pennsylvania REIT	3,024	7
*	Oportun Financial Corp.	337	7
	ESSA Bancorp Inc.	428	7
	FedNat Holding Co.	541	7
	Merchants Bancorp	390	7
	Safeguard Scientifics Inc.	794	7
*	Ocwen Financial Corp.	5,607	7
	Tiptree Inc.	1,054	7
	Community Financial Corp.	215	7
*	Pioneer Bancorp Inc.	500	7
	Level One Bancorp Inc.	280	7
	C&F Financial Corp.	149	7
	Curo Group Holdings Corp.	734	7
	Protective Insurance Corp.	471	7
	Donegal Group Inc.	470	7
	Prudential Bancorp Inc.	401	7
	HBT Financial Inc.	424	7
	Ames National Corp.	252	7
*	MMA Capital Holdings Inc.	215	6
*	Capital Bancorp Inc.	468	6
*	MainStreet Bancshares Inc.	318	6
	Crawford & Co. Class A	861	6
	Provident Financial Holdings Inc.	318	6
*	Coastal Financial Corp.	380	6
	FNCB Bancorp Inc.	938	6
	Sterling Bancorp Inc.	879	6
	Riverview Bancorp Inc.	953	6
	Northeast Bank	343	6
	Colony Bankcorp Inc.	410	6
*	Republic First Bancorp Inc.	1,992	6
	First Financial Northwest Inc.	431	6
	OP Bancorp	676	6
	United Security Bancshares	683	6
	Fidelity D&D Bancorp Inc.	119	6

22

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Chemung Financial Corp.	161	6
	Ohio Valley Banc Corp.	205	6
	Peoples Bancorp of North Carolina Inc.	222	6
	Unity Bancorp Inc.	326	6
	Mid Penn Bancorp Inc.	259	6
	Franklin Financial Services Corp.	177	5
	Union Bankshares Inc.	183	5
	Mackinac Financial Corp.	389	5
*	Medallion Financial Corp.	911	5
*	PDL Community Bancorp	383	5
	Oak Valley Bancorp	316	5
	GAIN Capital Holdings Inc.	889	5
	Pzena Investment Management Inc.	726	5
	Silvercrest Asset Management Group Inc.	407	5
*	Altisource Portfolio Solutions SA	283	4
	CBL & Associates Properties Inc.	8,083	4
	Provident Bancorp Inc.	389	4
*	CrossFirst Bankshares Inc.	311	4
	Greene County Bancorp Inc.	152	4
*	ProSight Global Inc.	306	4
*	Esquire Financial Holdings Inc.	174	4
	First Guaranty Bancshares Inc.	218	4
*	Maui Land & Pineapple Co. Inc.	334	4
*	Elevate Credit Inc.	1,078	4
	GAMCO Investors Inc. Class A	224	3
*	Silvergate Capital Corp. Class A	226	3
	Alerus Financial Corp.	159	3
*	Transcontinental Realty Investors Inc.	95	3
*	American Realty Investors Inc.	208	3
	Citizens & Northern Corp.	101	2
*	Avalon GloboCare Corp.	1,381	2
	Bank7 Corp.	100	2
			278,609
Health Care (13.5%)
	Johnson & Johnson	124,324	16,719
	UnitedHealth Group Inc.	44,237	11,279
	Merck & Co. Inc.	119,244	9,129
	Pfizer Inc.	260,475	8,705
	Bristol-Myers Squibb Co.	109,468	6,465
	Medtronic plc	62,855	6,328
	Abbott Laboratories	80,648	6,212
	AbbVie Inc.	69,224	5,933
	Amgen Inc.	28,073	5,607
	Thermo Fisher Scientific Inc.	18,658	5,426
	Eli Lilly & Co.	39,756	5,014
	Danaher Corp.	28,839	4,170
	Gilead Sciences Inc.	59,563	4,131
	Cigna Corp.	17,105	3,129
	Stryker Corp.	16,019	3,053
	Anthem Inc.	11,861	3,049
	Zoetis Inc.	22,360	2,979
	Becton Dickinson and Co.	12,500	2,973
	Allergan plc	15,345	2,926
*	Intuitive Surgical Inc.	5,346	2,855
*	Vertex Pharmaceuticals Inc.	11,958	2,679
*	Biogen Inc.	8,411	2,594
*	Boston Scientific Corp.	64,796	2,423
*	Edwards Lifesciences Corp.	9,688	1,984
	Humana Inc.	6,190	1,979
	Baxter International Inc.	22,573	1,884
*	Illumina Inc.	6,852	1,820
*	Regeneron Pharmaceuticals Inc.	3,816	1,696
	HCA Healthcare Inc.	12,601	1,600
*	Centene Corp.	27,069	1,435

23

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Zimmer Biomet Holdings Inc.	9,575	1,304
*	DexCom Inc.	4,238	1,170
*	IQVIA Holdings Inc.	8,247	1,150
	Agilent Technologies Inc.	14,359	1,107
	ResMed Inc.	6,649	1,057
*	IDEXX Laboratories Inc.	3,973	1,011
	Cerner Corp.	14,567	1,009
*	Alexion Pharmaceuticals Inc.	9,964	937
*	Veeva Systems Inc.	6,138	871
*	Align Technology Inc.	3,650	797
*	Laboratory Corp. of America Holdings	4,531	796
*	BioMarin Pharmaceutical Inc.	8,361	756
	Cooper Cos. Inc.	2,275	738
	Teleflex Inc.	2,164	725
	Cardinal Health Inc.	13,691	714
	Quest Diagnostics Inc.	6,278	666
*	Incyte Corp.	8,325	628
	STERIS plc	3,931	624
*	Seattle Genetics Inc.	5,381	613
	AmerisourceBergen Corp. Class A	7,092	598
*	Hologic Inc.	12,503	589
*	Alnylam Pharmaceuticals Inc.	4,951	583
*	Exact Sciences Corp.	6,538	529
*	Insulet Corp.	2,768	526
*	Varian Medical Systems Inc.	4,244	522
	West Pharmaceutical Services Inc.	3,431	517
	Dentsply Sirona Inc.	10,408	512
*	Elanco Animal Health Inc.	18,565	509
	Universal Health Services Inc.	3,665	454
	PerkinElmer Inc.	5,170	447
*	Teladoc Health Inc.	3,361	420
*	Henry Schein Inc.	6,852	418
*	Mylan NV	24,069	414
*	Neurocrine Biosciences Inc.	4,226	400
*	Sarepta Therapeutics Inc.	3,299	378
*	Qiagen NV	10,323	371
*	Catalent Inc.	7,041	363
*	DaVita Inc.	4,639	360
*	Masimo Corp.	2,195	359
*	Molina Healthcare Inc.	2,905	356
*	Charles River Laboratories International Inc.	2,261	352
*	Bio-Rad Laboratories Inc.	994	350
	Encompass Health Corp.	4,554	341
	Bio-Techne Corp.	1,749	330
*	ABIOMED Inc.	2,071	311
*	Ionis Pharmaceuticals Inc.	5,971	303
	Chemed Corp.	725	303
	Hill-Rom Holdings Inc.	3,137	301
	Perrigo Co. plc	5,881	298
*	Jazz Pharmaceuticals plc	2,587	296
*	Horizon Therapeutics plc	8,643	296
*	Novocure Ltd.	4,023	293
*	PRA Health Sciences Inc.	2,938	277
*	Moderna Inc.	10,360	269
*	Exelixis Inc.	14,054	261
*	Haemonetics Corp.	2,405	261
*	Amedisys Inc.	1,467	255
*	Penumbra Inc.	1,481	246
	Avantor Inc.	14,735	232
*	HealthEquity Inc.	3,201	227
*	ACADIA Pharmaceuticals Inc.	5,237	224
	Bruker Corp.	4,804	209
*	Repligen Corp.	2,424	207
*	United Therapeutics Corp.	2,002	206

24

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Reata Pharmaceuticals Inc.	1,049	204
*	Tandem Diabetes Care Inc.	2,627	196
*	Bluebird Bio Inc.	2,562	185
*	Acceleron Pharma Inc.	2,155	185
*	Syneos Health Inc.	2,919	185
*	Iovance Biotherapeutics Inc.	5,524	182
*	Nevro Corp.	1,380	180
*	Wright Medical Group NV	5,922	179
*	ICU Medical Inc.	905	177
*	Integra LifeSciences Holdings Corp.	3,342	174
*	Global Blood Therapeutics Inc.	2,676	171
*	LHC Group Inc.	1,409	171
*	Envista Holdings Corp.	6,740	171
*	Nektar Therapeutics Class A	7,926	165
*	Globus Medical Inc.	3,563	161
*	NuVasive Inc.	2,434	160
*	AMN Healthcare Services Inc.	2,158	159
*	LivaNova plc	2,277	159
*	Omnicell Inc.	1,946	159
*	PTC Therapeutics Inc.	2,823	155
*	Alkermes plc	7,377	154
*	FibroGen Inc.	3,649	153
*	Arrowhead Pharmaceuticals Inc.	4,309	152
*	Guardant Health Inc.	1,724	150
*	Neogen Corp.	2,399	146
*	Ultragenyx Pharmaceutical Inc.	2,570	144
*	Integer Holdings Corp.	1,540	139
*	Blueprint Medicines Corp.	2,546	138
*	Agios Pharmaceuticals Inc.	2,811	133
*	MyoKardia Inc.	2,095	133
*	Momenta Pharmaceuticals Inc.	4,682	132
*	Immunomedics Inc.	8,233	132
*	Halozyme Therapeutics Inc.	6,611	129
*	Quidel Corp.	1,674	129
*	NeoGenomics Inc.	4,506	128
*	Tenet Healthcare Corp.	4,830	127
*	Emergent BioSolutions Inc.	2,141	126
*	Select Medical Holdings Corp.	5,209	125
*	Acadia Healthcare Co. Inc.	4,107	122
	CONMED Corp.	1,280	121
*	Medpace Holdings Inc.	1,297	117
*	Amicus Therapeutics Inc.	12,124	116
*	Sage Therapeutics Inc.	2,373	112
	Cantel Medical Corp.	1,749	110
*	Natera Inc.	2,904	110
*	Intercept Pharmaceuticals Inc.	1,180	108
*	Mirati Therapeutics Inc.	1,204	108
*	iRhythm Technologies Inc.	1,233	107
	Ensign Group Inc.	2,376	106
*	Arena Pharmaceuticals Inc.	2,356	105
*	Insmed Inc.	4,123	103
*	Apellis Pharmaceuticals Inc.	2,702	94
*	HMS Holdings Corp.	4,068	93
*	Axsome Therapeutics Inc.	1,172	91
*	Merit Medical Systems Inc.	2,536	91
	Patterson Cos. Inc.	3,814	91
*	Prestige Consumer Healthcare Inc.	2,405	90
*	Ironwood Pharmaceuticals Inc.	7,277	88
*	Premier Inc.	2,883	85
*	ChemoCentryx Inc.	1,895	85
*	Pacira BioSciences Inc.	1,931	84
*	Invitae Corp.	4,094	83
*	Fate Therapeutics Inc.	2,831	83
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,797	79

25

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Glaukos Corp.	1,781	78
*	Epizyme Inc.	3,612	77
*	Ra Pharmaceuticals Inc.	1,606	75
*	Ligand Pharmaceuticals Inc.	799	75
*	Heron Therapeutics Inc.	3,916	73
*	Xencor Inc.	2,232	73
*	Avanos Medical Inc.	2,234	72
*	Kodiak Sciences Inc.	1,107	71
*	MEDNAX Inc.	3,883	66
*	AtriCure Inc.	1,719	66
*	BioTelemetry Inc.	1,525	65
	Turning Point Therapeutics Inc.	1,288	64
*	STAAR Surgical Co.	2,021	63
*	REGENXBIO Inc.	1,582	63
*	Forty Seven Inc.	1,070	62
	US Physical Therapy Inc.	594	62
*	Cardiovascular Systems Inc.	1,628	61
*	Esperion Therapeutics Inc.	1,206	61
*	Magellan Health Inc.	1,006	60
*	R1 RCM Inc.	4,799	59
*	Myriad Genetics Inc.	3,294	58
*	Allscripts Healthcare Solutions Inc.	7,661	58
*	Endo International plc	10,447	58
*	Coherus Biosciences Inc.	2,943	57
*	Corcept Therapeutics Inc.	4,506	57
*	Brookdale Senior Living Inc.	8,610	57
*	Allakos Inc.	898	56
*	Veracyte Inc.	2,238	55
*	Inspire Medical Systems Inc.	639	55
*	NanoString Technologies Inc.	1,507	54
*	Editas Medicine Inc.	2,410	53
*	Principia Biopharma Inc.	821	53
*	Zogenix Inc.	2,021	51
*	Deciphera Pharmaceuticals Inc.	947	50
*	Aimmune Therapeutics Inc.	2,111	50
*	Theravance Biopharma Inc.	2,048	50
*	TG Therapeutics Inc.	3,869	49
	Luminex Corp.	1,947	48
*	Tabula Rasa HealthCare Inc.	856	48
*	Allogene Therapeutics Inc.	1,773	48
*	Intra-Cellular Therapies Inc.	2,268	48
*	Dicerna Pharmaceuticals Inc.	2,415	48
*	Revance Therapeutics Inc.	2,060	48
*	Shockwave Medical Inc.	1,172	47
*	Sangamo Therapeutics Inc.	5,513	47
*	Karyopharm Therapeutics Inc.	2,868	47
*	Akebia Therapeutics Inc.	5,235	46
*	Arvinas Inc.	975	46
*	CareDx Inc.	1,952	45
*	Radius Health Inc.	2,103	44
*	Addus HomeCare Corp.	575	44
*	CryoLife Inc.	1,659	43
	National HealthCare Corp.	566	42
*	Tactile Systems Technology Inc.	830	42
*	Enanta Pharmaceuticals Inc.	814	41
*	Natus Medical Inc.	1,539	41
*	Denali Therapeutics Inc.	2,091	41
	Atrion Corp.	66	41
*	Supernus Pharmaceuticals Inc.	2,259	41
*	Innoviva Inc.	3,003	40
*	RadNet Inc.	1,918	39
*	Varex Imaging Corp.	1,680	39
*	Inogen Inc.	850	39
*	Alector Inc.	1,403	39

26

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Athenex Inc.	3,117	38
*	Cytokinetics Inc.	2,726	38
*	Hanger Inc.	1,623	37
*	Madrigal Pharmaceuticals Inc.	426	37
*	Portola Pharmaceuticals Inc.	3,616	37
*	Aerie Pharmaceuticals Inc.	2,035	36
*	Cerus Corp.	6,861	35
*	Bridgebio Pharma Inc.	1,057	34
*	Collegium Pharmaceutical Inc.	1,408	33
*	NextGen Healthcare Inc.	2,543	33
*	Kadmon Holdings Inc.	7,163	33
*	Providence Service Corp.	535	33
*	Intersect ENT Inc.	1,362	32
*	Tricida Inc.	1,011	32
*	Evolent Health Inc.	3,469	32
*	Y-mAbs Therapeutics Inc.	1,080	32
*	Vericel Corp.	2,042	32
*	Pennant Group Inc.	1,148	31
*	Heska Corp.	325	31
*,^	Change Healthcare Inc.	2,260	31
*	Twist Bioscience Corp.	968	30
*	PetIQ Inc.	948	29
*	Silk Road Medical Inc.	737	29
	National Research Corp.	531	29
*	ImmunoGen Inc.	6,524	29
*	Adverum Biotechnologies Inc.	2,350	29
*	Atara Biotherapeutics Inc.	2,380	29
*	Codexis Inc.	2,479	29
*	G1 Therapeutics Inc.	1,590	29
*	Orthofix Medical Inc.	803	28
*	CorVel Corp.	411	28
*	Tivity Health Inc.	2,236	28
*	OPKO Health Inc.	18,763	28
*	HealthStream Inc.	1,152	28
*	Retrophin Inc.	1,791	28
*	Cara Therapeutics Inc.	1,837	28
	NextCure Inc.	646	27
*	Lantheus Holdings Inc.	1,724	27
*	Rocket Pharmaceuticals Inc.	1,367	27
	Cortexyme Inc.	522	26
*	Omeros Corp.	2,192	26
*	Krystal Biotech Inc.	485	26
*	Flexion Therapeutics Inc.	1,640	26
*	Eidos Therapeutics Inc.	511	26
*	Gossamer Bio Inc.	1,967	26
*	Vanda Pharmaceuticals Inc.	2,328	26
*	Amphastar Pharmaceuticals Inc.	1,665	26
*	Constellation Pharmaceuticals Inc.	724	26
*	Rhythm Pharmaceuticals Inc.	1,336	25
*	Anika Therapeutics Inc.	605	25
*	Axonics Modulation Technologies Inc.	697	25
*	Intellia Therapeutics Inc.	1,815	24
*	UroGen Pharma Ltd.	873	24
*	Antares Pharma Inc.	7,322	23
*	Pacific Biosciences of California Inc.	6,631	23
*	ZIOPHARM Oncology Inc.	7,187	22
	Phibro Animal Health Corp.	875	22
*	Arcus Biosciences Inc.	1,443	22
*	Adaptive Biotechnologies Corp.	762	21
*	Amneal Pharmaceuticals Inc.	5,436	21
^	Novavax Inc.	1,304	21
*	Surmodics Inc.	593	21
*	Progenics Pharmaceuticals Inc.	4,323	20
*	Eagle Pharmaceuticals Inc.	443	20

27

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	BioCryst Pharmaceuticals Inc.	6,768	20
	LeMaitre Vascular Inc.	712	20
*	NGM Biopharmaceuticals Inc.	1,121	20
*	Prothena Corp. plc	1,885	20
*	Karuna Therapeutics Inc.	230	20
*	AngioDynamics Inc.	1,731	20
*	ANI Pharmaceuticals Inc.	414	20
*	Kura Oncology Inc.	1,609	19
*	Community Health Systems Inc.	3,913	19
	Option Care Health Inc.	1,302	19
	Owens & Minor Inc.	2,810	19
*	Kindred Biosciences Inc.	1,750	19
*	BioDelivery Sciences International Inc.	3,889	19
*	PDL BioPharma Inc.	5,544	19
*	Axogen Inc.	1,495	19
*	MacroGenics Inc.	2,104	18
*	Avrobio Inc.	948	18
*	OraSure Technologies Inc.	3,023	18
*	Catalyst Pharmaceuticals Inc.	4,325	18
*	Surgery Partners Inc.	1,102	18
*	Phathom Pharmaceuticals Inc.	495	18
*	Viking Therapeutics Inc.	3,013	18
*	Clovis Oncology Inc.	2,359	18
*	OrthoPediatrics Corp.	382	18
*	Assembly Biosciences Inc.	969	18
*	AnaptysBio Inc.	1,171	18
^	Vir Biotechnology Inc.	376	17
*,^	TherapeuticsMD Inc.	10,315	17
*	Rigel Pharmaceuticals Inc.	8,116	17
*	Homology Medicines Inc.	1,074	17
*	Avid Bioservices Inc.	2,709	17
	Livongo Health Inc.	679	17
*,^	Inovio Pharmaceuticals Inc.	3,944	17
*	Meridian Bioscience Inc.	2,085	17
*,^	Accelerate Diagnostics Inc.	1,288	16
*	Cutera Inc.	661	16
*	BioSpecifics Technologies Corp.	293	16
*	Ardelyx Inc.	2,330	16
*	Odonate Therapeutics Inc.	544	16
*	Pfenex Inc.	1,377	16
*	Cue Biopharma Inc.	899	16
*	Cross Country Healthcare Inc.	1,644	16
*,^	Mallinckrodt plc	3,586	15
*	Triple-S Management Corp.	1,021	15
*	Dynavax Technologies Corp.	3,874	15
*	Calithera Biosciences Inc.	2,357	15
	SpringWorks Therapeutics Inc.	476	15
	Phreesia Inc.	480	15
	Progyny Inc.	534	15
	Computer Programs & Systems Inc.	548	15
*,^	CEL-SCI Corp.	1,311	14
*	Puma Biotechnology Inc.	1,334	14
*	Spectrum Pharmaceuticals Inc.	4,990	14
*	Mersana Therapeutics Inc.	1,627	14
*	SI-BONE Inc.	719	14
*	Quanterix Corp.	605	14
*,^	Precigen Inc.	3,604	14
*	CytomX Therapeutics Inc.	2,012	13
*	Translate Bio Inc.	1,754	13
*	Precision BioSciences Inc.	1,645	13
*	Albireo Pharma Inc.	560	13
*	AMAG Pharmaceuticals Inc.	1,672	13
*	Rubius Therapeutics Inc.	1,548	13
	Utah Medical Products Inc.	147	13

28

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Viela Bio Inc.	292	13
*	Bioxcel Therapeutics Inc.	339	13
*	Lannett Co. Inc.	1,456	13
*	Agenus Inc.	4,972	13
*	Stemline Therapeutics Inc.	2,076	12
*	Molecular Templates Inc.	768	12
*	Corbus Pharmaceuticals Holdings Inc.	2,588	12
*	Sorrento Therapeutics Inc.	5,610	12
*	SIGA Technologies Inc.	2,399	12
*	Fluidigm Corp.	3,605	12
	Applied Therapeutics Inc.	287	12
*	Crinetics Pharmaceuticals Inc.	579	12
*	Alphatec Holdings Inc.	2,034	12
	Health Catalyst Inc.	380	12
*	Voyager Therapeutics Inc.	1,055	11
*	MeiraGTx Holdings plc	709	11
*	Recro Pharma Inc.	800	11
*	Magenta Therapeutics Inc.	975	11
	IGM Biosciences Inc.	223	11
*	Accuray Inc.	3,840	11
*	Scholar Rock Holding Corp.	794	11
	Invacare Corp.	1,478	11
*	Zynex Inc.	854	11
	Stoke Therapeutics Inc.	435	11
*	Geron Corp.	9,358	11
*	ViewRay Inc.	3,608	10
*	MannKind Corp.	8,065	10
*	TransMedics Group Inc.	651	10
*	Atreca Inc.	430	10
*	Apyx Medical Corp.	1,669	10
*	Gritstone Oncology Inc.	1,201	10
*	Aprea Therapeutics Inc.	294	10
*	Minerva Neurosciences Inc.	1,384	10
*	Aduro Biotech Inc.	3,282	10
*	Kiniksa Pharmaceuticals Ltd.	538	10
*	Akcea Therapeutics Inc.	582	10
*	Syros Pharmaceuticals Inc.	1,621	9
*	RTI Surgical Holdings Inc.	2,555	9
*	Affimed NV	3,967	9
*	Eiger BioPharmaceuticals Inc.	986	9
*	CytoSorbents Corp.	1,520	9
*	WaVe Life Sciences Ltd.	1,067	9
*	Concert Pharmaceuticals Inc.	1,051	9
	Oyster Point Pharma Inc.	251	9
*	Joint Corp.	594	9
*	Beyondspring Inc.	550	9
*	Aeglea BioTherapeutics Inc.	1,274	9
*	Cellular Biomedicine Group Inc.	545	9
*	Ocular Therapeutix Inc.	1,833	9
*	Anavex Life Sciences Corp.	2,261	9
*	Evolus Inc.	992	9
*	GenMark Diagnostics Inc.	2,366	8
*	Replimune Group Inc.	593	8
*	SeaSpine Holdings Corp.	573	8
*	American Renal Associates Holdings Inc.	1,000	8
*	Syndax Pharmaceuticals Inc.	852	8
	Satsuma Pharmaceuticals Inc.	275	8
*	ChromaDex Corp.	2,116	8
*	UNITY Biotechnology Inc.	1,287	8
*	Sientra Inc.	1,785	7
*	MediciNova Inc.	1,779	7
*	Paratek Pharmaceuticals Inc.	1,534	7
*	Genesis Healthcare Inc.	4,433	7
	Castle Biosciences Inc.	239	7

29

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Athersys Inc.	5,931	7
*	XBiotech Inc.	564	7
*	ADMA Biologics Inc.	2,351	7
*	KalVista Pharmaceuticals Inc.	502	7
*	La Jolla Pharmaceutical Co.	991	7
*	VBI Vaccines Inc.	5,557	7
*	Rockwell Medical Inc.	2,346	7
*	Pieris Pharmaceuticals Inc.	2,101	7
*	TCR2 Therapeutics Inc.	548	7
*	Verrica Pharmaceuticals Inc.	542	6
*	Cabaletta Bio Inc.	430	6
*	Chiasma Inc.	1,438	6
*	iRadimed Corp.	262	6
*,^	Senseonics Holdings Inc.	4,380	6
*	Optinose Inc.	1,002	6
*	Vapotherm Inc.	688	6
	X4 Pharmaceuticals Inc.	556	6
*	Catasys Inc.	390	6
*	Five Prime Therapeutics Inc.	1,533	6
*	Protagonist Therapeutics Inc.	750	6
*	Kezar Life Sciences Inc.	1,334	6
*	Marinus Pharmaceuticals Inc.	2,335	6
*	Seres Therapeutics Inc.	1,844	6
*	GlycoMimetics Inc.	1,587	6
*	Strongbridge Biopharma plc	2,024	6
*	Savara Inc.	2,429	6
*	Sutro Biopharma Inc.	569	6
*	Frequency Therapeutics Inc.	255	6
*	AcelRx Pharmaceuticals Inc.	4,174	6
*	Akero Therapeutics Inc.	253	6
*	Spero Therapeutics Inc.	571	5
*	Lexicon Pharmaceuticals Inc.	1,895	5
*	Cymabay Therapeutics Inc.	3,124	5
*	Lineage Cell Therapeutics Inc.	5,108	5
*	Palatin Technologies Inc.	9,894	5
*	BioLife Solutions Inc.	353	5
*	Misonix Inc.	358	5
	CorMedix Inc.	944	5
*	Galectin Therapeutics Inc.	2,269	5
*	OptimizeRx Corp.	567	5
*	Liquidia Technologies Inc.	1,138	5
*	Hookipa Pharma Inc.	473	5
*	89bio Inc.	131	5
*	Akorn Inc.	4,022	5
*	Harpoon Therapeutics Inc.	304	5
*	Prevail Therapeutics Inc.	364	5
*	Adamas Pharmaceuticals Inc.	1,010	5
*	Zynerba Pharmaceuticals Inc.	1,080	5
*	IntriCon Corp.	309	5
*	Kala Pharmaceuticals Inc.	857	5
*	Apollo Medical Holdings Inc.	259	5
*	Mustang Bio Inc.	1,545	5
*	CASI Pharmaceuticals Inc.	2,498	4
*	Xeris Pharmaceuticals Inc.	1,237	4
*	Cyclerion Therapeutics Inc.	1,008	4
*	Tyme Technologies Inc.	3,607	4
*	Evelo Biosciences Inc.	837	4
*	Enzo Biochem Inc.	1,946	4
*	Millendo Therapeutics Inc.	522	4
*	Evofem Biosciences Inc.	680	4
*	MEI Pharma Inc.	1,980	4
	Morphic Holding Inc.	240	4
*	Personalis Inc.	419	4
*	Oncocyte Corp.	1,689	4

30

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Pulse Biosciences Inc.	514	4
	Mirum Pharmaceuticals Inc.	211	3
*,^	Marker Therapeutics Inc.	1,413	3
*	Eloxx Pharmaceuticals Inc.	1,114	3
*	EyePoint Pharmaceuticals Inc.	2,666	3
*	Chimerix Inc.	1,938	3
*	Jounce Therapeutics Inc.	739	3
	Exagen Inc.	194	3
*	Celcuity Inc.	385	3
*	Aldeyra Therapeutics Inc.	849	3
*	BioSig Technologies Inc.	888	3
*	Calyxt Inc.	501	3
*	Cerecor Inc.	1,001	3
*	Osmotica Pharmaceuticals plc	519	3
*	Solid Biosciences Inc.	911	3
*	Acorda Therapeutics Inc.	1,996	3
*	LogicBio Therapeutics Inc.	357	3
*	Assertio Therapeutics Inc.	2,554	3
*,^	Soliton Inc.	247	3
*	Menlo Therapeutics Inc.	777	2
*	Baudax Bio Inc.	320	2
*	Kaleido Biosciences Inc.	358	2
*	Enochian Biosciences Inc.	621	2
*	Conformis Inc.	2,412	2
*	Neuronetics Inc.	634	2
*	Aclaris Therapeutics Inc.	1,293	1
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	1,247	1
	TransEnterix Inc.	756	1
§	Synergy Pharmaceuticals Inc.	12,927	—
			185,030
Materials & Processing (3.2%)
	Linde plc	25,092	4,793
	Air Products & Chemicals Inc.	10,280	2,258
	Ecolab Inc.	11,800	2,129
	Sherwin-Williams Co.	3,872	2,001
	Newmont Corp.	38,210	1,705
	DuPont de Nemours Inc.	34,743	1,490
	Ingersoll-Rand plc	11,268	1,454
	Dow Inc.	35,043	1,416
	PPG Industries Inc.	10,970	1,146
	Ball Corp.	15,093	1,063
	Fastenal Co.	26,288	900
	LyondellBasell Industries NV	12,440	889
	Vulcan Materials Co.	6,139	738
	International Paper Co.	18,300	676
	Freeport-McMoRan Inc.	67,674	674
	Martin Marietta Materials Inc.	2,918	664
	International Flavors & Fragrances Inc.	4,992	598
	Nucor Corp.	14,256	589
	FMC Corp.	6,043	563
	Masco Corp.	13,350	552
	Celanese Corp.	5,645	529
	Arconic Inc.	17,981	528
	Avery Dennison Corp.	3,886	445
*	Crown Holdings Inc.	6,108	431
	Albemarle Corp.	4,889	400
	Packaging Corp. of America	4,376	397
	Westrock Co.	11,900	396
	Eastman Chemical Co.	6,392	393
	RPM International Inc.	5,983	384
	Lennox International Inc.	1,646	375
	CF Industries Holdings Inc.	10,162	375
	Reliance Steel & Aluminum Co.	3,028	310
	AptarGroup Inc.	3,002	303

31

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Royal Gold Inc.	3,044	294
	Owens Corning	5,046	285
	Mosaic Co.	16,160	275
*	Trex Co. Inc.	2,753	263
	Hexcel Corp.	3,981	257
	Steel Dynamics Inc.	9,615	256
	MDU Resources Group Inc.	9,229	256
	AO Smith Corp.	6,309	249
*	Axalta Coating Systems Ltd.	9,658	241
	Watsco Inc.	1,520	239
*	Berry Global Group Inc.	6,127	233
	Armstrong World Industries Inc.	2,299	230
	Sonoco Products Co.	4,658	225
	Sealed Air Corp.	7,229	219
	Ashland Global Holdings Inc.	2,833	203
	Scotts Miracle-Gro Co.	1,855	197
*	RBC Bearings Inc.	1,139	195
	Acuity Brands Inc.	1,865	192
	Huntsman Corp.	10,080	191
	Cabot Microelectronics Corp.	1,359	189
	Graphic Packaging Holding Co.	13,593	184
	Simpson Manufacturing Co. Inc.	2,105	167
	Louisiana-Pacific Corp.	5,515	157
	Eagle Materials Inc.	1,967	155
	WR Grace & Co.	2,689	152
	Rexnord Corp.	4,965	145
	Balchem Corp.	1,513	143
	Timken Co.	3,098	139
*	Univar Solutions Inc.	7,915	134
	Southern Copper Corp.	3,918	132
	Universal Forest Products Inc.	2,803	131
	NewMarket Corp.	321	125
*	Builders FirstSource Inc.	5,342	121
	Olin Corp.	7,441	120
*	Alcoa Corp.	8,613	119
	Valmont Industries Inc.	1,010	117
	Chemours Co.	7,739	115
*	Element Solutions Inc.	10,324	107
	Silgan Holdings Inc.	3,662	105
	AAON Inc.	1,900	104
*	Summit Materials Inc.	5,300	104
	PolyOne Corp.	4,172	103
	Commercial Metals Co.	5,554	101
	Innospec Inc.	1,143	99
	Sensient Technologies Corp.	1,994	98
	Cabot Corp.	2,619	98
	Quaker Chemical Corp.	619	98
*	Beacon Roofing Supply Inc.	3,202	95
	HB Fuller Co.	2,400	94
	Westlake Chemical Corp.	1,670	93
	Compass Minerals International Inc.	1,624	89
*	Ingevity Corp.	1,966	89
	Advanced Drainage Systems Inc.	2,038	85
	Stepan Co.	966	85
*	Masonite International Corp.	1,147	84
*	Novagold Resources Inc.	10,529	84
	Carpenter Technology Corp.	2,228	82
	O-I Glass Inc.	7,403	80
	Mueller Water Products Inc.	7,195	79
	Domtar Corp.	2,680	77
*	BMC Stock Holdings Inc.	3,079	75
*	Gibraltar Industries Inc.	1,477	75
	Mueller Industries Inc.	2,640	74
	Cleveland-Cliffs Inc.	12,647	73

32

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Belden Inc.	1,840	73
	Comfort Systems USA Inc.	1,714	72
	Minerals Technologies Inc.	1,604	72
*	Installed Building Products Inc.	1,077	71
	Kaiser Aluminum Corp.	743	70
	Boise Cascade Co.	1,807	64
	United States Steel Corp.	7,833	63
*	Livent Corp.	6,847	61
	Hecla Mining Co.	22,906	60
	Worthington Industries Inc.	1,850	59
*	JELD-WEN Holding Inc.	3,115	59
	Greif Inc. Class A	1,552	55
	Patrick Industries Inc.	1,016	54
	Schweitzer-Mauduit International Inc.	1,444	49
*	GCP Applied Technologies Inc.	2,435	47
*	Coeur Mining Inc.	11,094	46
*	Ferro Corp.	3,920	46
	Neenah Inc.	777	45
	Materion Corp.	932	42
*	GMS Inc.	1,835	42
*	PGT Innovations Inc.	2,606	40
	Trinseo SA	1,795	39
	Orion Engineered Carbons SA	2,726	39
	Apogee Enterprises Inc.	1,177	36
*	AK Steel Holding Corp.	14,373	33
*	MRC Global Inc.	3,641	32
	Tronox Holdings plc Class A	4,176	31
	Chase Corp.	336	30
	Griffon Corp.	1,686	29
	PH Glatfelter Co.	1,961	28
*	Verso Corp.	1,573	26
	Quanex Building Products Corp.	1,466	25
	GrafTech International Ltd.	2,921	24
*	PQ Group Holdings Inc.	1,714	23
	Tredegar Corp.	1,263	22
	Myers Industries Inc.	1,529	21
*	US Concrete Inc.	771	21
*	Clearwater Paper Corp.	748	20
*	OMNOVA Solutions Inc.	1,998	20
	American Vanguard Corp.	1,302	20
	Schnitzer Steel Industries Inc.	1,198	20
*	Koppers Holdings Inc.	897	20
*	AdvanSix Inc.	1,257	18
	Insteel Industries Inc.	854	17
	Hawkins Inc.	454	16
	Ardagh Group SA	885	15
	US Silica Holdings Inc.	3,365	15
*	Cornerstone Building Brands Inc.	2,074	15
*	Unifi Inc.	712	15
*	UFP Technologies Inc.	307	15
	NN Inc.	1,893	15
*	Foundation Building Materials Inc.	935	15
*	Century Aluminum Co.	2,407	14
*	Kraton Corp.	1,372	14
	Haynes International Inc.	543	14
*	Forterra Inc.	999	13
*	Northwest Pipe Co.	399	13
	FutureFuel Corp.	1,191	12
*	Landec Corp.	1,164	12
	Caesarstone Ltd.	1,004	11
	Kronos Worldwide Inc.	1,086	11
	Omega Flex Inc.	131	10
	Gold Resource Corp.	2,491	10
*	TimkenSteel Corp.	1,849	9

33

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Amyris Inc.	2,724	9
	United States Lime & Minerals Inc.	102	8
*	Intrepid Potash Inc.	4,576	8
*	LB Foster Co.	495	8
*	Lawson Products Inc.	194	8
	Eastern Co.	272	7
	Oil-Dri Corp. of America	226	7
*	Ryerson Holding Corp.	795	7
*	Veritiv Corp.	533	6
	Olympic Steel Inc.	514	6
	Rayonier Advanced Materials Inc.	2,304	6
*	Uranium Energy Corp.	8,412	5
*	BlueLinx Holdings Inc.	402	5
*,^	Energy Fuels Inc.	3,791	4
	Culp Inc.	488	4
*	Synalloy Corp.	383	4
*	Concrete Pumping Holdings Inc.	795	4
*	Marrone Bio Innovations Inc.	3,470	4
*	LSB Industries Inc.	1,010	2
			43,199
Other (0.0%)[1]
	PPD Inc.	494	14
*	Reynolds Consumer Products Inc.	374	11
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	937	4
*	Arcutis Biotherapeutics Inc.	159	4
	Schrodinger Inc.	40	2
	Passage Bio Inc.	41	1
*,§	A Schulman Inc. CVR	1,117	1
*,§	NewStar Financial Inc. CVR	943	—
*,§	Media General Inc. CVR	5,133	—
*,§	Corium CVR	985	—
*,§	Aratana Therapeutics Inc. CVR Exp. 02/29/2020	1,951	—
*,§	Omthera Pharmeceuticals Rights	152	—
*,§	Clinical Data CVR	32	—
			37
Producer Durables (9.6%)
	Boeing Co.	24,786	6,819
	Honeywell International Inc.	33,621	5,452
	Accenture plc Class A	29,800	5,382
	Union Pacific Corp.	32,532	5,199
	United Technologies Corp.	37,918	4,952
	General Electric Co.	404,213	4,398
	Lockheed Martin Corp.	11,594	4,288
	3M Co.	26,142	3,901
	Automatic Data Processing Inc.	20,320	3,144
	Caterpillar Inc.	25,027	3,109
	United Parcel Service Inc.	32,657	2,955
	Illinois Tool Works Inc.	14,986	2,514
	Raytheon Co.	13,080	2,466
	CSX Corp.	34,813	2,453
	Northrop Grumman Corp.	7,399	2,433
	Deere & Co.	14,719	2,303
	Norfolk Southern Corp.	12,157	2,217
	Waste Management Inc.	19,864	2,201
	General Dynamics Corp.	11,914	1,903
	Emerson Electric Co.	28,595	1,833
	Eaton Corp. plc	19,252	1,747
	Roper Technologies Inc.	4,784	1,683
	FedEx Corp.	11,300	1,595
	Johnson Controls International plc	36,233	1,325
	TransDigm Group Inc.	2,294	1,280
	Delta Air Lines Inc.	26,775	1,235
	Paychex Inc.	14,972	1,160
	Verisk Analytics Inc.	7,463	1,158

34

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	CoStar Group Inc.	1,683	1,124
	Parker-Hannifin Corp.	5,927	1,095
	PACCAR Inc.	15,859	1,061
	Cummins Inc.	6,964	1,054
	Cintas Corp.	3,886	1,037
	Southwest Airlines Co.	22,140	1,023
	Stanley Black & Decker Inc.	7,077	1,017
	Rockwell Automation Inc.	5,384	988
	Fortive Corp.	13,810	955
	AMETEK Inc.	10,638	915
	Republic Services Inc.	9,826	887
*	Keysight Technologies Inc.	8,770	831
*	Copart Inc.	9,410	795
*	Mettler-Toledo International Inc.	1,124	789
	Kansas City Southern	4,623	697
	Dover Corp.	6,778	696
*	United Airlines Holdings Inc.	10,831	667
	Xylem Inc.	8,380	648
	Old Dominion Freight Line Inc.	3,041	589
*	Waters Corp.	2,989	583
	Westinghouse Air Brake Technologies Corp.	8,404	577
	Expeditors International of Washington Inc.	7,997	563
*	Teledyne Technologies Inc.	1,669	563
	Jacobs Engineering Group Inc.	6,084	562
	WW Grainger Inc.	2,023	561
*	Zebra Technologies Corp.	2,497	527
	IDEX Corp.	3,531	523
	Allegion plc	4,341	499
*	Trimble Inc.	11,803	466
*	United Rentals Inc.	3,510	465
	Booz Allen Hamilton Holding Corp.	6,396	456
	Textron Inc.	10,814	439
	CH Robinson Worldwide Inc.	6,306	434
	Nordson Corp.	2,682	390
	Huntington Ingalls Industries Inc.	1,866	383
	Carlisle Cos. Inc.	2,635	383
	JB Hunt Transport Services Inc.	3,964	382
	Graco Inc.	7,730	381
	Snap-on Inc.	2,539	367
	Toro Co.	4,921	351
	American Airlines Group Inc.	18,351	350
	Genpact Ltd.	8,760	337
	Hubbell Inc.	2,526	337
*	Aecom	7,246	326
*	XPO Logistics Inc.	4,273	316
	HEICO Corp. Class A	3,547	313
	Pentair plc	7,792	307
*	Sensata Technologies Holding plc	7,310	298
*	HD Supply Holdings Inc.	7,753	295
*	Generac Holdings Inc.	2,859	294
*	Middleby Corp.	2,609	292
	Alaska Air Group Inc.	5,627	284
	Xerox Holdings Corp.	8,383	270
	Robert Half International Inc.	5,296	267
	FLIR Systems Inc.	6,275	266
	Donaldson Co. Inc.	5,898	266
	Woodward Inc.	2,561	264
	Spirit AeroSystems Holdings Inc.	4,804	254
	Quanta Services Inc.	6,564	250
	National Instruments Corp.	6,114	246
	ITT Inc.	4,081	245
	Flowserve Corp.	6,107	245
	BWX Technologies Inc.	4,469	245
	Curtiss-Wright Corp.	2,000	240

35

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Stericycle Inc.	4,158	239
	Oshkosh Corp.	3,178	229
	Lincoln Electric Holdings Inc.	2,738	224
*	JetBlue Airways Corp.	13,478	213
*	Paylocity Holding Corp.	1,612	209
	ManpowerGroup Inc.	2,743	208
*	Axon Enterprise Inc.	2,687	208
	Allison Transmission Holdings Inc.	5,104	207
	Tetra Tech Inc.	2,555	207
*	Gardner Denver Holdings Inc.	6,208	204
	EMCOR Group Inc.	2,609	201
	MSA Safety Inc.	1,646	200
	HEICO Corp.	1,849	199
*	Darling Ingredients Inc.	7,695	198
*	FTI Consulting Inc.	1,741	196
	Air Lease Corp.	4,905	188
	MAXIMUS Inc.	2,964	187
	Landstar System Inc.	1,849	187
	Knight-Swift Transportation Holdings Inc.	5,804	185
	Brink's Co.	2,301	180
	Exponent Inc.	2,414	178
	AGCO Corp.	2,925	177
	Littelfuse Inc.	1,102	176
*	Kirby Corp.	2,759	176
	KBR Inc.	6,627	172
	nVent Electric plc	7,131	171
*	Aerojet Rocketdyne Holdings Inc.	3,427	169
*	Clean Harbors Inc.	2,428	169
	Crane Co.	2,360	160
*	TopBuild Corp.	1,561	158
	Regal Beloit Corp.	1,910	148
*	Colfax Corp.	4,385	147
	John Bean Technologies Corp.	1,465	142
*	MasTec Inc.	2,803	138
	Macquarie Infrastructure Corp.	3,445	135
	UniFirst Corp.	709	132
	MSC Industrial Direct Co. Inc. Class A	2,053	127
	EnerSys	2,013	124
	Copa Holdings SA	1,478	123
*	Itron Inc.	1,613	122
*	ASGN Inc.	2,400	122
	Watts Water Technologies Inc.	1,295	122
	Barnes Group Inc.	2,230	120
*	ExlService Holdings Inc.	1,592	119
	GATX Corp.	1,645	118
	Insperity Inc.	1,746	117
	Moog Inc.	1,514	117
*	Advanced Disposal Services Inc.	3,384	112
*	Proto Labs Inc.	1,275	112
	Franklin Electric Co. Inc.	2,150	111
	ESCO Technologies Inc.	1,219	111
*	TriNet Group Inc.	2,091	111
	Kennametal Inc.	3,871	108
*	Advanced Energy Industries Inc.	1,800	107
*	Saia Inc.	1,218	106
	Brady Corp. Class A	2,240	106
*	Casella Waste Systems Inc.	2,181	106
	SkyWest Inc.	2,312	105
	Applied Industrial Technologies Inc.	1,762	104
	ABM Industries Inc.	3,133	103
*	Allegheny Technologies Inc.	5,930	101
	Healthcare Services Group Inc.	3,536	97
*	Chart Industries Inc.	1,692	96
	Trinity Industries Inc.	4,714	96

36

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Herman Miller Inc.	2,764	95
	Ryder System Inc.	2,471	94
	Korn Ferry	2,662	93
	Albany International Corp.	1,447	93
	Altra Industrial Motion Corp.	3,069	92
*	Spirit Airlines Inc.	3,224	92
	Otter Tail Corp.	1,872	91
	Triton International Ltd.	2,544	87
*	SPX Corp.	2,058	86
*	Navistar International Corp.	2,306	84
	Allegiant Travel Co.	610	83
	Federal Signal Corp.	2,814	82
*	Welbilt Inc.	6,149	81
	Mobile Mini Inc.	2,079	81
	Cubic Corp.	1,470	80
	Hillenbrand Inc.	3,417	80
	McGrath RentCorp	1,150	80
*	WESCO International Inc.	1,961	80
	Badger Meter Inc.	1,317	79
	Forward Air Corp.	1,334	79
*	Atkore International Group Inc.	2,125	78
	Aircastle Ltd.	2,408	77
	Covanta Holding Corp.	5,564	74
	Kaman Corp.	1,320	73
	Werner Enterprises Inc.	2,158	72
*	SPX FLOW Inc.	1,923	71
*	Hub Group Inc.	1,524	70
*	Kratos Defense & Security Solutions Inc.	4,251	69
	Matson Inc.	2,037	68
	HNI Corp.	2,031	67
	ICF International Inc.	867	66
	Deluxe Corp.	1,956	65
	Terex Corp.	2,935	65
	Steelcase Inc.	3,970	64
*	OSI Systems Inc.	782	64
*	Resideo Technologies Inc.	5,805	62
*	CBIZ Inc.	2,375	62
	Fluor Corp.	6,624	62
*	Huron Consulting Group Inc.	1,015	60
	Tennant Co.	830	59
*	Enerpac Tool Group Corp. Class A	2,587	55
*	Sykes Enterprises Inc.	1,738	55
*	TriMas Corp.	2,162	55
	AAR Corp.	1,586	55
	Helios Technologies Inc.	1,339	53
	Rush Enterprises Inc. Class A	1,239	52
*	AeroVironment Inc.	1,002	51
	EnPro Industries Inc.	946	51
	Alamo Group Inc.	442	49
	Lindsay Corp.	490	49
*	Air Transport Services Group Inc.	2,693	48
	US Ecology Inc.	1,130	48
	Raven Industries Inc.	1,650	47
	Kadant Inc.	518	47
*	Plug Power Inc.	10,644	46
	SFL Corp. Ltd.	3,796	46
	Encore Wire Corp.	940	46
	Schneider National Inc.	2,558	46
	Mesa Laboratories Inc.	190	45
	CSW Industrials Inc.	688	45
*	FARO Technologies Inc.	788	45
	Douglas Dynamics Inc.	1,028	45
	Hawaiian Holdings Inc.	2,141	45
*	Harsco Corp.	3,709	44

37

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	AZZ Inc.	1,203	44
	Triumph Group Inc.	2,304	44
	Granite Construction Inc.	2,152	44
	Scorpio Tankers Inc.	2,103	42
*	Herc Holdings Inc.	1,127	41
*	Dycom Industries Inc.	1,396	41
	Astec Industries Inc.	1,058	40
	Knoll Inc.	2,226	39
*	SP Plus Corp.	1,068	39
	Primoris Services Corp.	1,989	38
	Heartland Express Inc.	2,057	37
	Greenbrier Cos. Inc.	1,488	36
	H&E Equipment Services Inc.	1,513	36
	Standex International Corp.	562	36
	Marten Transport Ltd.	1,818	36
	ACCO Brands Corp.	4,402	35
*	Vicor Corp.	807	35
	MTS Systems Corp.	831	33
	Columbus McKinnon Corp.	1,069	33
*	CIRCOR International Inc.	903	32
	ADT Inc.	4,878	31
*	SEACOR Holdings Inc.	799	30
*	Atlas Air Worldwide Holdings Inc.	1,041	28
	Kforce Inc.	908	28
*	Vectrus Inc.	527	27
	Argan Inc.	655	27
*	Great Lakes Dredge & Dock Corp.	2,813	27
*	Thermon Group Holdings Inc.	1,534	27
*	TrueBlue Inc.	1,778	26
	Kimball International Inc.	1,634	26
*	Conduent Inc.	8,052	26
	Wabash National Corp.	2,381	26
	Pitney Bowes Inc.	7,593	26
*	Tutor Perini Corp.	1,778	26
*	NV5 Global Inc.	481	26
	TTEC Holdings Inc.	677	25
	Gorman-Rupp Co.	790	25
	Kelly Services Inc.	1,494	25
*	Aegion Corp.	1,362	25
*	Echo Global Logistics Inc.	1,313	24
*	CryoPort Inc.	1,449	24
	Spartan Motors Inc.	1,625	24
*	Tidewater Inc.	1,721	24
	ArcBest Corp.	1,190	24
*	Ducommun Inc.	513	23
	Ennis Inc.	1,139	23
	DHT Holdings Inc.	4,101	23
	Hyster-Yale Materials Handling Inc.	469	23
*	International Seaways Inc.	1,133	23
*	Gates Industrial Corp. plc	2,014	21
*	DXP Enterprises Inc.	725	21
	Barrett Business Services Inc.	343	21
*	BrightView Holdings Inc.	1,463	20
*	Astronics Corp.	1,006	20
*	Textainer Group Holdings Ltd.	2,442	20
	Nordic American Tankers Ltd.	6,236	20
	Heidrick & Struggles International Inc.	885	20
*	Manitowoc Co. Inc.	1,566	20
*	Heritage-Crystal Clean Inc.	723	19
*	Forrester Research Inc.	522	19
*	Team Inc.	1,463	19
*	MYR Group Inc.	730	19
	Luxfer Holdings plc	1,163	18
	Teekay Tankers Ltd. Class A	1,074	18

38

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	CAI International Inc.	709	18
	Resources Connection Inc.	1,356	17
	Hackett Group Inc.	1,097	17
*	Modine Manufacturing Co.	2,245	17
*	Sterling Construction Co. Inc.	1,217	17
*	Energy Recovery Inc.	1,662	16
*	Construction Partners Inc. Class A	884	15
	Miller Industries Inc.	503	15
	Costamare Inc.	2,282	15
	CRA International Inc.	313	15
*	Willis Lease Finance Corp.	253	14
*	Willdan Group Inc.	461	14
*	Dorian LPG Ltd.	1,258	14
	Powell Industries Inc.	401	13
*	Vishay Precision Group Inc.	454	12
*	Blue Bird Corp.	687	12
	Allied Motion Technologies Inc.	318	12
	Park Aerospace Corp.	830	12
*	Teekay Corp.	3,070	11
	Systemax Inc.	528	11
	REV Group Inc.	1,390	11
	VSE Corp.	369	11
	GasLog Ltd.	1,927	11
*	Arlo Technologies Inc.	3,179	10
*	Lydall Inc.	872	10
*	Diamond S Shipping Inc.	978	10
	Rush Enterprises Inc. Class B	239	10
	Park-Ohio Holdings Corp.	406	10
*	Napco Security Technologies Inc.	479	10
*	Transcat Inc.	315	9
*	CECO Environmental Corp.	1,327	9
	Hurco Cos. Inc.	306	9
*	Titan Machinery Inc.	818	8
	Scorpio Bulkers Inc.	2,507	8
*	IES Holdings Inc.	339	8
*	American Superconductor Corp.	1,127	8
	Ardmore Shipping Corp.	1,377	8
*	Radiant Logistics Inc.	1,707	7
	Graham Corp.	452	7
	Quad/Graphics Inc.	1,561	7
*	Mistras Group Inc.	907	7
*	Target Hospitality Corp.	1,517	7
	BG Staffing Inc.	449	7
*	Commercial Vehicle Group Inc.	1,582	7
	Preformed Line Products Co.	141	7
	RR Donnelley & Sons Co.	3,470	7
*	GP Strategies Corp.	588	7
	Advanced Emissions Solutions Inc.	726	6
	Genco Shipping & Trading Ltd.	831	6
*	Eagle Bulk Shipping Inc.	1,875	6
	Briggs & Stratton Corp.	1,927	6
*	Covenant Transportation Group Inc.	501	6
	Universal Logistics Holdings Inc.	391	6
*	InnerWorkings Inc.	1,898	6
*	StarTek Inc.	936	6
*	Mesa Air Group Inc.	961	6
*	Daseke Inc.	1,655	5
*	Information Services Group Inc.	1,668	5
	Titan International Inc.	2,357	5
*	DHI Group Inc.	2,292	5
*	Overseas Shipholding Group Inc. Class A	3,028	5
*	Liquidity Services Inc.	1,227	5
*	Gencor Industries Inc.	426	4
*	US Xpress Enterprises Inc.	991	4

39

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	EVI Industries Inc.	183	4
*	PRGX Global Inc.	1,083	4
*	Twin Disc Inc.	473	4
*	Wrap Technologies Inc.	558	3
*	YRC Worldwide Inc.	1,491	3
*	Safe Bulkers Inc.	2,359	3
*,^	Energous Corp.	1,969	3
*	PAM Transportation Services Inc.	68	3
*	Mayville Engineering Co. Inc.	367	3
	Roadrunner Transportation Systems Inc.	298	2
			131,042
Technology (23.9%)
	Microsoft Corp.	353,966	57,346
	Apple Inc.	208,053	56,873
*	Facebook Inc.	111,839	21,526
*	Alphabet Inc. Class C	14,036	18,799
*	Alphabet Inc. Class A	14,007	18,759
	Intel Corp.	203,807	11,315
	Cisco Systems Inc.	200,515	8,007
*	Adobe Inc.	22,772	7,859
	NVIDIA Corp.	27,309	7,375
*	salesforce.com Inc.	38,840	6,618
	International Business Machines Corp.	41,559	5,409
	Texas Instruments Inc.	43,825	5,002
	Broadcom Inc.	18,088	4,931
	Oracle Corp.	95,944	4,745
	QUALCOMM Inc.	53,371	4,179
	Intuit Inc.	11,602	3,084
*	ServiceNow Inc.	8,677	2,829
*	Micron Technology Inc.	51,650	2,715
	Applied Materials Inc.	43,047	2,502
*	Advanced Micro Devices Inc.	48,211	2,193
	Activision Blizzard Inc.	35,384	2,057
	L3Harris Technologies Inc.	10,314	2,039
	Lam Research Corp.	6,731	1,975
*	Autodesk Inc.	10,242	1,955
	Analog Devices Inc.	17,157	1,871
	Cognizant Technology Solutions Corp.	25,747	1,569
	HP Inc.	69,404	1,443
*	Electronic Arts Inc.	13,574	1,376
	Motorola Solutions Inc.	7,980	1,322
*	Workday Inc.	7,578	1,313
	IHS Markit Ltd.	18,345	1,307
	Amphenol Corp. Class A	13,513	1,239
*	Twitter Inc.	35,522	1,179
	KLA Corp.	7,452	1,145
*	Splunk Inc.	7,193	1,060
	Xilinx Inc.	11,895	993
	Microchip Technology Inc.	10,814	981
*	Synopsys Inc.	6,976	962
*	ANSYS Inc.	3,909	947
*	VeriSign Inc.	4,849	920
*	Cadence Design Systems Inc.	13,018	861
	Corning Inc.	35,427	845
*	RingCentral Inc.	3,484	821
*	Palo Alto Networks Inc.	4,437	819
	Skyworks Solutions Inc.	7,962	798
*	Atlassian Corp. plc Class A	5,494	796
	Hewlett Packard Enterprise Co.	61,251	783
	Western Digital Corp.	13,930	774
	CDW Corp.	6,673	762
*	IAC/InterActiveCorp	3,475	709
	Maxim Integrated Products Inc.	12,687	706
*	Fortinet Inc.	6,692	683

40

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Marvell Technology Group Ltd.	31,045	661
*	Paycom Software Inc.	2,307	652
*	Twilio Inc.	5,734	646
*	Akamai Technologies Inc.	7,412	641
	Leidos Holdings Inc.	6,240	641
*	Okta Inc.	4,903	628
*	DocuSign Inc. Class A	7,256	626
	Citrix Systems Inc.	5,810	601
	SS&C Technologies Holdings Inc.	10,325	573
*	Take-Two Interactive Software Inc.	5,248	564
*	Tyler Technologies Inc.	1,793	562
*	GoDaddy Inc.	7,998	560
*	Qorvo Inc.	5,427	546
*	EPAM Systems Inc.	2,431	543
*	Arista Networks Inc.	2,768	535
*	Gartner Inc.	4,077	528
	NetApp Inc.	11,188	523
	NortonLifeLock Inc.	27,083	515
	Teradyne Inc.	7,808	459
*	Black Knight Inc.	6,740	450
*	Coupa Software Inc.	2,933	439
*	VMware Inc.	3,587	432
*	Guidewire Software Inc.	3,869	424
*	Zendesk Inc.	5,170	410
	Amdocs Ltd.	6,336	404
	Cypress Semiconductor Corp.	17,242	398
*	PTC Inc.	4,844	366
*	ON Semiconductor Corp.	19,020	355
*	F5 Networks Inc.	2,849	342
	Cognex Corp.	7,651	341
*	HubSpot Inc.	1,895	340
*	Aspen Technology Inc.	3,192	340
	Entegris Inc.	6,256	334
	Juniper Networks Inc.	15,514	329
	Universal Display Corp.	1,990	316
	Monolithic Power Systems Inc.	1,963	311
*	Ceridian HCM Holding Inc.	4,349	308
*	MongoDB Inc.	1,969	300
*	Alteryx Inc.	2,142	299
*	Nuance Communications Inc.	13,461	291
	DXC Technology Co.	11,971	289
*	Dell Technologies Inc.	7,072	286
*	CACI International Inc. Class A	1,143	280
*	Ciena Corp.	7,274	280
*	Lumentum Holdings Inc.	3,585	279
*	Proofpoint Inc.	2,606	278
*	Zynga Inc.	40,089	269
	CDK Global Inc.	5,660	260
	MKS Instruments Inc.	2,551	256
*	Arrow Electronics Inc.	3,782	254
	SYNNEX Corp.	1,918	240
*	RealPage Inc.	3,721	239
*	Tech Data Corp.	1,651	235
*	Cree Inc.	5,030	225
	Jabil Inc.	6,998	224
	Science Applications International Corp.	2,691	216
*	IPG Photonics Corp.	1,654	211
*	Grubhub Inc.	4,292	206
*	Five9 Inc.	2,804	205
*	Manhattan Associates Inc.	2,978	201
*	Dropbox Inc. Class A	9,966	195
	Dolby Laboratories Inc.	2,960	194
	LogMeIn Inc.	2,258	192
*	Smartsheet Inc. Class A	4,113	190

41

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	j2 Global Inc.	2,174	190
*	Nutanix Inc.	7,906	188
*	Avalara Inc.	2,215	188
*	Cirrus Logic Inc.	2,731	187
*	Mercury Systems Inc.	2,541	187
*	Anaplan Inc.	4,019	181
*	Silicon Laboratories Inc.	2,011	178
	Sabre Corp.	12,778	174
*	Envestnet Inc.	2,235	169
*	Verint Systems Inc.	3,070	168
*	Pure Storage Inc.	10,786	165
*,^	Match Group Inc.	2,523	164
	Pegasystems Inc.	1,795	162
	Perspecta Inc.	6,488	162
*	Everbridge Inc.	1,528	161
*	Inphi Corp.	2,108	157
*	Dynatrace Inc.	4,859	157
	Blackbaud Inc.	2,288	155
*	Elastic NV	2,092	155
*	ViaSat Inc.	2,664	153
*	Q2 Holdings Inc.	2,024	153
*	Zscaler Inc.	2,929	152
*	NCR Corp.	5,974	151
*	ACI Worldwide Inc.	5,392	150
*	Coherent Inc.	1,132	146
	Avnet Inc.	4,683	144
*	Viavi Solutions Inc.	10,749	142
*	Novanta Inc.	1,587	142
*	Anixter International Inc.	1,432	140
*	New Relic Inc.	2,339	132
*	Blackline Inc.	2,045	128
*	II-VI Inc.	4,198	125
*	Qualys Inc.	1,551	124
*	FireEye Inc.	9,391	124
*	Semtech Corp.	3,083	122
*	Acacia Communications Inc.	1,773	121
	Power Integrations Inc.	1,341	117
	Vishay Intertechnology Inc.	6,224	116
	Brooks Automation Inc.	3,335	115
*	Box Inc.	6,738	113
*	LiveRamp Holdings Inc.	3,153	112
*	Varonis Systems Inc.	1,391	112
*	Cornerstone OnDemand Inc.	2,666	109
*	Rapid7 Inc.	2,292	106
*	Synaptics Inc.	1,596	105
*	Lattice Semiconductor Corp.	5,860	105
*	Teradata Corp.	5,211	104
*	Rogers Corp.	875	101
*	SailPoint Technologies Holding Inc.	3,955	100
*	Cloudera Inc.	11,224	100
*	CommScope Holding Co. Inc.	9,059	100
*	Yelp Inc.	3,156	99
	ManTech International Corp.	1,265	95
*	Fabrinet	1,705	94
*	Appfolio Inc.	750	92
*	Plexus Corp.	1,367	91
*	Verra Mobility Corp. Class A	5,941	90
*	Bottomline Technologies DE Inc.	2,012	89
*	Cargurus Inc.	3,488	89
*	Insight Enterprises Inc.	1,612	89
*	Ambarella Inc.	1,483	88
*	NetScout Systems Inc.	3,319	85
*	Diodes Inc.	1,928	85
*	SPS Commerce Inc.	1,609	85

42

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Sanmina Corp.	3,179	84
*	Alarm.com Holdings Inc.	1,710	83
*	EchoStar Corp.	2,328	81
*	CommVault Systems Inc.	1,898	79
	InterDigital Inc.	1,478	78
*	FormFactor Inc.	3,479	78
*	LivePerson Inc.	2,916	77
	Progress Software Corp.	2,042	76
*	Workiva Inc.	1,754	75
*	SVMK Inc.	4,046	74
*	Rambus Inc.	5,276	74
*	PROS Holdings Inc.	1,552	71
*,^	Appian Corp. Class A	1,586	70
	CSG Systems International Inc.	1,563	69
	KEMET Corp.	2,636	69
*	Yext Inc.	4,396	67
*	Onto Innovation Inc.	2,162	66
*	Avaya Holdings Corp.	5,086	66
*	Inovalon Holdings Inc.	3,377	66
*	Knowles Corp.	3,837	64
*	ForeScout Technologies Inc.	1,953	64
*	Altair Engineering Inc.	1,814	63
*	iRobot Corp.	1,303	63
*	Perficient Inc.	1,482	61
*	TTM Technologies Inc.	4,637	60
*	Virtusa Corp.	1,325	58
*	Infinera Corp.	8,312	57
	Ubiquiti Inc.	410	56
	NIC Inc.	2,972	54
*	Pluralsight Inc. Class A	3,030	54
*	MACOM Technology Solutions Holdings Inc.	2,122	54
*	Zuora Inc. Class A	4,007	53
	Methode Electronics Inc.	1,679	51
*	MicroStrategy Inc.	376	51
*	3D Systems Corp.	5,423	50
*	Covetrus Inc.	4,413	49
*	Amkor Technology Inc.	4,618	48
*	MaxLinear Inc.	3,112	48
	Benchmark Electronics Inc.	1,724	47
*	ePlus Inc.	617	47
	AVX Corp.	2,135	46
*	Bandwidth Inc. Class A	717	45
*	Model N Inc.	1,538	45
	Maxar Technologies Inc.	2,879	44
	TiVo Corp.	5,667	43
*	Upland Software Inc.	1,101	43
*	Tenable Holdings Inc.	1,718	42
	Switch Inc.	2,801	40
*	PagerDuty Inc.	1,945	40
*	Glu Mobile Inc.	5,562	40
	Xperi Corp.	2,297	39
	CTS Corp.	1,493	39
	Cohu Inc.	1,891	39
*	Blucora Inc.	2,208	38
*	SolarWinds Corp.	2,081	38
*	Stratasys Ltd.	2,356	38
*	Ultra Clean Holdings Inc.	1,749	37
*	Photronics Inc.	2,909	36
*	Parsons Corp.	912	36
*	Vocera Communications Inc.	1,455	35
*	Unisys Corp.	2,278	35
*	Cerence Inc.	1,628	35
*	Axcelis Technologies Inc.	1,434	34
*	ScanSource Inc.	1,113	32

43

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Comtech Telecommunications Corp.	1,112	31
*	Agilysys Inc.	951	31
*	Groupon Inc.	22,417	30
*	CEVA Inc.	1,012	29
*	Veeco Instruments Inc.	2,128	28
*	Ichor Holdings Ltd.	978	28
*	Extreme Networks Inc.	5,468	27
	Ebix Inc.	1,021	27
	QAD Inc.	543	27
*	Eventbrite Inc. Class A	1,747	26
*	OneSpan Inc.	1,545	26
*	nLight Inc.	1,541	25
*	Impinj Inc.	822	25
*	Rubicon Project Inc.	2,224	25
*	Limelight Networks Inc.	4,976	25
*	Telaria Inc.	2,023	25
*	Diebold Nixdorf Inc.	3,503	25
*	NETGEAR Inc.	1,294	24
*	TechTarget Inc.	1,050	24
*	Anterix Inc.	514	24
*	Harmonic Inc.	3,816	23
*,^	GTT Communications Inc.	1,485	22
*	Upwork Inc.	2,581	22
	American Software Inc.	1,329	22
	Plantronics Inc.	1,589	22
*	Digital Turbine Inc.	3,443	21
	PC Connection Inc.	518	21
*	Tucows Inc.	412	21
*	Zix Corp.	2,643	21
*	PDF Solutions Inc.	1,354	20
*	Loral Space & Communications Inc.	620	19
	ADTRAN Inc.	2,287	18
	Simulations Plus Inc.	562	18
*	Calix Inc.	2,008	18
*	Medallia Inc.	721	18
*	MobileIron Inc.	4,265	17
*	VirnetX Holding Corp.	3,054	17
*	Benefitfocus Inc.	1,346	17
*	SMART Global Holdings Inc.	624	17
*	Meet Group Inc.	3,237	17
*	Mitek Systems Inc.	1,852	16
*	EverQuote Inc. Class A	396	16
*	Domo Inc.	762	16
*	Digi International Inc.	1,191	16
*	Brightcove Inc.	1,962	15
*	ShotSpotter Inc.	423	15
*	Ping Identity Holding Corp.	636	15
*	CalAmp Corp.	1,519	15
*	A10 Networks Inc.	2,146	14
*	Kimball Electronics Inc.	1,060	14
*	Adesto Technologies Corp.	1,166	14
*	DSP Group Inc.	1,029	14
*	Inseego Corp.	2,007	14
	NVE Corp.	217	14
*	PAR Technology Corp.	516	14
*	PlayAGS Inc.	1,339	13
*	TrueCar Inc.	4,870	13
*	Endurance International Group Holdings Inc.	3,209	12
*	ChannelAdvisor Corp.	1,206	11
*	Avid Technology Inc.	1,512	11
*	NeoPhotonics Corp.	1,689	11
*	Ooma Inc.	868	11
*	Intelligent Systems Corp.	300	11
*	GTY Technology Holdings Inc.	1,840	10

44

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*	Digimarc Corp.	492	10
*	Alpha & Omega Semiconductor Ltd.	864	9
*	comScore Inc.	2,626	9
*	Iteris Inc.	1,854	9
*	Immersion Corp.	1,279	9
*	Akoustis Technologies Inc.	1,231	9
*	Ribbon Communications Inc.	2,678	9
*	Telenav Inc.	1,416	8
*	Synchronoss Technologies Inc.	1,706	8
*	KVH Industries Inc.	798	8
	Daktronics Inc.	1,663	8
*	eGain Corp.	949	8
*	Applied Optoelectronics Inc.	793	7
*	AXT Inc.	1,968	7
*	Rimini Street Inc.	1,259	6
	Bel Fuse Inc.	501	6
*	SecureWorks Corp.	401	6
*	Clearfield Inc.	498	5
*	SharpSpring Inc.	464	5
*	GSI Technology Inc.	789	5
*	Acacia Research Corp.	2,278	5
*	Casa Systems Inc.	1,540	5
*	Airgain Inc.	511	4
*	DASAN Zhone Solutions Inc.	500	4
	AstroNova Inc.	321	3
*	Majesco	460	3
*	Leaf Group Ltd.	966	3
	TESSCO Technologies Inc.	402	2
*	Coda Octopus Group Inc.	337	2
*	Travelzoo	262	2
*	Phunware Inc.	1,984	2
*	Ideanomics Inc.	1,985	1
			326,625
Utilities (5.2%)
	AT&T Inc.	341,583	12,031
	Verizon Communications Inc.	193,755	10,494
	NextEra Energy Inc.	22,859	5,778
	Duke Energy Corp.	34,142	3,131
	Dominion Energy Inc.	38,503	3,010
	Southern Co.	48,740	2,942
	American Electric Power Co. Inc.	23,126	2,064
	Exelon Corp.	45,423	1,958
	Sempra Energy	13,211	1,847
	Xcel Energy Inc.	24,511	1,527
	WEC Energy Group Inc.	14,628	1,351
	Eversource Energy	15,152	1,310
*	T-Mobile US Inc.	14,520	1,309
	Consolidated Edison Inc.	15,633	1,232
	Public Service Enterprise Group Inc.	23,677	1,215
	FirstEnergy Corp.	25,065	1,116
	Edison International	16,415	1,103
	Entergy Corp.	9,284	1,085
	American Water Works Co. Inc.	8,451	1,045
	PPL Corp.	33,403	1,002
	DTE Energy Co.	8,691	970
	Ameren Corp.	11,450	905
	CMS Energy Corp.	13,244	800
	Evergy Inc.	10,638	695
	CenturyLink Inc.	51,028	616
	Alliant Energy Corp.	11,204	584
	Atmos Energy Corp.	5,457	563
	CenterPoint Energy Inc.	23,478	540
	AES Corp.	31,007	519
	NiSource Inc.	17,415	471

45

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
	Pinnacle West Capital Corp.	5,230	468
	Essential Utilities Inc.	10,072	433
	NRG Energy Inc.	11,791	392
*	PG&E Corp.	24,975	387
	Vistra Energy Corp.	19,769	380
*	Zayo Group Holdings Inc.	10,572	370
	OGE Energy Corp.	8,979	342
	UGI Corp.	9,346	337
*	GCI Liberty Inc. Class A	4,571	316
*	Sprint Corp.	27,018	248
	IDACORP Inc.	2,363	228
	Portland General Electric Co.	4,173	227
	Hawaiian Electric Industries Inc.	5,087	218
	Black Hills Corp.	2,850	206
	ONE Gas Inc.	2,450	201
	PNM Resources Inc.	3,734	176
	Spire Inc.	2,337	175
	ALLETE Inc.	2,423	167
	NorthWestern Corp.	2,356	166
	Southwest Gas Holdings Inc.	2,545	165
	New Jersey Resources Corp.	4,161	147
	Avista Corp.	3,093	146
	Cogent Communications Holdings Inc.	1,980	145
	National Fuel Gas Co.	3,855	141
	Avangrid Inc.	2,698	134
	American States Water Co.	1,719	132
	Ormat Technologies Inc.	1,869	130
	El Paso Electric Co.	1,893	128
*	Iridium Communications Inc.	4,686	127
	South Jersey Industries Inc.	4,393	119
	MGE Energy Inc.	1,654	118
	Pattern Energy Group Inc. Class A	4,168	113
	California Water Service Group	2,274	109
	Shenandoah Telecommunications Co.	2,275	101
*	Vonage Holdings Corp.	10,674	96
	Telephone & Data Systems Inc.	4,744	96
	Northwest Natural Holding Co.	1,388	91
*	8x8 Inc.	4,416	82
	SJW Group	1,248	76
*	Evoqua Water Technologies Corp.	3,562	75
	Clearway Energy Inc.	3,521	74
	TerraForm Power Inc.	3,620	68
	Chesapeake Utilities Corp.	783	67
	Middlesex Water Co.	740	44
	Unitil Corp.	677	38
	Clearway Energy Inc. Class A	1,550	31
	ATN International Inc.	521	28
*	Cincinnati Bell Inc.	2,100	27
*	Boingo Wireless Inc.	2,045	26
	York Water Co.	583	25
*	United States Cellular Corp.	720	23
	Consolidated Communications Holdings Inc.	3,248	20
*	AquaVenture Holdings Ltd.	650	18
	Artesian Resources Corp.	356	12
*	ORBCOMM Inc.	3,564	12
*	Intelsat SA	3,054	12
	Consolidated Water Co. Ltd.	712	11
*	Atlantic Power Corp.	4,607	10
	RGC Resources Inc.	351	10
	Spok Holdings Inc.	888	9
*	Pure Cycle Corp.	695	9
*	Gogo Inc.	2,291	8
*	IDT Corp.	759	6
	Genie Energy Ltd. Class B	824	6

46

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 29, 2020

		Shares	Market Value ($000)
*,^	Cadiz Inc.	628	5
	Spark Energy Inc.	617	5
			71,725
Total Common Stocks (Cost $1,100,278)			1,358,542

Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund	1.706%	72,313	7,234

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.527%	4/30/20	400	399
Total Temporary Cash Investments (Cost $7,632)					7,633
Total Investments (99.9%) (Cost $1,107,910)					1,366,175
Other Assets and Liabilities—Net (0.1%)[3,4]					1,214
Net Assets (100%)					1,367,389

Cost rounded to $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $563,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund's benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $619,000 was received for securities on loan.
4	Securities with a value of $399,000 and cash of $10,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

47

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542 042020

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	1.375%	1/31/22	94,600	95,443
	United States Treasury Note/Bond	1.375%	2/15/23	50,875	51,607
	United States Treasury Note/Bond	1.125%	2/28/25	48,425	48,917
Total U.S. Government and Agency Obligations (Cost $195,080)					195,967
Corporate Bonds (98.6%)
Finance (42.0%)
	Banking (33.9%)
	Ally Financial Inc.	4.250%	4/15/21	7,978	8,204
	Ally Financial Inc.	4.125%	2/13/22	17,672	18,335
	Ally Financial Inc.	4.625%	5/19/22	1,797	1,887
	Ally Financial Inc.	3.875%	5/21/24	13,483	14,174
	Ally Financial Inc.	5.125%	9/30/24	11,945	13,214
	American Express Co.	3.375%	5/17/21	19,230	19,608
	American Express Co.	3.700%	11/5/21	30,673	31,834
	American Express Co.	2.750%	5/20/22	17,920	18,367
	American Express Co.	2.500%	8/1/22	37,860	38,713
	American Express Co.	2.650%	12/2/22	26,098	26,874
	American Express Co.	3.400%	2/27/23	24,632	25,873
	American Express Co.	3.700%	8/3/23	28,306	30,229
	American Express Co.	3.400%	2/22/24	18,703	20,030
	American Express Co.	2.500%	7/30/24	13,665	14,148
	American Express Co.	3.000%	10/30/24	16,182	17,096
	American Express Co.	3.625%	12/5/24	5,272	5,777
	American Express Credit Corp.	2.250%	5/5/21	25,972	26,161
	American Express Credit Corp.	2.700%	3/3/22	27,180	27,869
	Associated Bank Green Bay	3.500%	8/13/21	4,740	4,854
	Australia & New Zealand Banking Group Ltd.	3.300%	5/17/21	5,505	5,632
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	15,584	15,756
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	13,450	13,702
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	7,596	7,790
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	29,782	30,657
	Banco Santander SA	3.500%	4/11/22	16,950	17,508
	Banco Santander SA	3.125%	2/23/23	10,745	11,154
	Banco Santander SA	3.848%	4/12/23	11,929	12,626
	Banco Santander SA	2.706%	6/27/24	27,750	28,760
	Bancolombia SA	3.000%	1/29/25	11,800	11,825
	Bank of America Corp.	5.875%	1/5/21	6,246	6,480
	Bank of America Corp.	2.625%	4/19/21	30,185	30,562
	Bank of America Corp.	5.000%	5/13/21	466	486
	Bank of America Corp.	5.700%	1/24/22	4,974	5,372
1	Bank of America Corp.	3.499%	5/17/22	24,962	25,540
	Bank of America Corp.	2.503%	10/21/22	24,911	25,306
	Bank of America Corp.	3.300%	1/11/23	62,862	65,973
1	Bank of America Corp.	3.124%	1/20/23	33,621	34,552
1	Bank of America Corp.	2.881%	4/24/23	21,011	21,546
1	Bank of America Corp.	2.816%	7/21/23	43,424	44,564
	Bank of America Corp.	4.100%	7/24/23	35,583	38,411
	Bank of America Corp.	3.004%	12/20/23	100,112	103,681
	Bank of America Corp.	4.125%	1/22/24	47,657	51,802
1	Bank of America Corp.	3.550%	3/5/24	60,949	64,265
	Bank of America Corp.	4.000%	4/1/24	20,260	22,021
1	Bank of America Corp.	3.864%	7/23/24	41,215	43,971
	Bank of America Corp.	4.200%	8/26/24	30,754	33,698
	Bank of America Corp.	4.000%	1/22/25	56,022	60,872
1	Bank of America Corp.	3.458%	3/15/25	35,783	37,991
1	Bank of America Corp.	3.093%	10/1/25	31,750	33,394
1	Bank of America Corp.	2.456%	10/22/25	27,500	28,166
1	Bank of America Corp.	3.366%	1/23/26	29,875	31,864
1	Bank of America Corp.	2.015%	2/13/26	22,000	22,147
	Bank of America Corp.	3.500%	4/19/26	500	544

1

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	Bank of America NA	3.335%	1/25/23	300	310
	Bank of Montreal	3.100%	4/13/21	22,756	23,183
	Bank of Montreal	1.900%	8/27/21	31,044	31,177
	Bank of Montreal	2.900%	3/26/22	40,413	41,562
	Bank of Montreal	2.350%	9/11/22	17,539	17,924
	Bank of Montreal	2.050%	11/1/22	1,150	1,165
	Bank of Montreal	2.550%	11/6/22	9,303	9,552
	Bank of Montreal	3.300%	2/5/24	39,615	41,951
	Bank of Montreal	2.500%	6/28/24	15,239	15,735
1	Bank of Montreal	4.338%	10/5/28	6,394	6,858
	Bank of New York Mellon Corp.	2.500%	4/15/21	7,272	7,354
	Bank of New York Mellon Corp.	2.050%	5/3/21	23,958	24,107
	Bank of New York Mellon Corp.	3.550%	9/23/21	10,396	10,727
	Bank of New York Mellon Corp.	2.600%	2/7/22	29,339	29,954
	Bank of New York Mellon Corp.	1.950%	8/23/22	17,703	17,937
	Bank of New York Mellon Corp.	1.850%	1/27/23	7,699	7,762
	Bank of New York Mellon Corp.	2.950%	1/29/23	6,768	7,018
	Bank of New York Mellon Corp.	3.500%	4/28/23	12,653	13,457
1	Bank of New York Mellon Corp.	2.661%	5/16/23	28,005	28,624
	Bank of New York Mellon Corp.	3.450%	8/11/23	12,180	13,003
	Bank of New York Mellon Corp.	2.200%	8/16/23	18,343	18,718
	Bank of New York Mellon Corp.	3.650%	2/4/24	7,858	8,471
	Bank of New York Mellon Corp.	3.400%	5/15/24	21,001	22,510
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,279	7,801
	Bank of New York Mellon Corp.	2.100%	10/24/24	13,789	14,120
	Bank of Nova Scotia	4.375%	1/13/21	14,383	14,733
	Bank of Nova Scotia	2.450%	3/22/21	17,961	18,126
	Bank of Nova Scotia	3.125%	4/20/21	14,547	14,811
	Bank of Nova Scotia	2.800%	7/21/21	17,382	17,733
	Bank of Nova Scotia	2.700%	3/7/22	33,390	34,120
	Bank of Nova Scotia	2.450%	9/19/22	10,635	10,916
	Bank of Nova Scotia	2.000%	11/15/22	8,500	8,626
	Bank of Nova Scotia	2.375%	1/18/23	2,416	2,485
	Bank of Nova Scotia	1.950%	2/1/23	16,075	16,234
	Bank of Nova Scotia	3.400%	2/11/24	10,176	10,803
	Bank of Nova Scotia	2.200%	2/3/25	22,100	22,507
1	Bank of Nova Scotia	4.650%	12/31/49	4,050	4,010
	Barclays Bank plc	2.650%	1/11/21	2	2
	Barclays Bank plc	3.750%	5/15/24	2,100	2,266
	Barclays plc	3.250%	1/12/21	20	20
	Barclays plc	3.200%	8/10/21	23,025	23,470
	Barclays plc	3.684%	1/10/23	19,140	19,731
1	Barclays plc	4.610%	2/15/23	34,705	36,435
1	Barclays plc	4.338%	5/16/24	32,799	34,833
	Barclays plc	4.375%	9/11/24	7,200	7,699
1	Barclays plc	3.932%	5/7/25	33,393	35,497
	BBVA USA	3.500%	6/11/21	8,360	8,552
	BBVA USA	2.875%	6/29/22	7,919	8,144
	BBVA USA	2.500%	8/27/24	14,555	14,836
	BNP Paribas SA	3.250%	3/3/23	13,265	13,891
	BNP Paribas SA	4.250%	10/15/24	12,904	13,992
	BPCE SA	2.750%	12/2/21	10,226	10,468
2	BPCE SA	3.000%	5/22/22	4,300	4,415
	BPCE SA	4.000%	4/15/24	29,071	31,656
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	22,836	23,369
1	Canadian Imperial Bank of Commerce	2.606%	7/22/23	10,250	10,488
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	16,080	17,163
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	12,603	13,234
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	16,550	16,885
1	Capital One Bank USA NA	2.014%	1/27/23	17,225	17,344
	Capital One Bank USA NA	3.375%	2/15/23	27,139	28,480
1	Capital One Bank USA NA	2.280%	1/28/26	12,980	13,195
	Capital One Financial Corp.	3.450%	4/30/21	13,098	13,360
	Capital One Financial Corp.	4.750%	7/15/21	22,879	23,863

2

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.050%	3/9/22	17,289	17,777
	Capital One Financial Corp.	3.200%	1/30/23	9,724	10,119
	Capital One Financial Corp.	3.500%	6/15/23	29,229	30,889
	Capital One Financial Corp.	3.900%	1/29/24	9,460	10,140
	Capital One Financial Corp.	3.750%	4/24/24	8,635	9,246
	Capital One Financial Corp.	3.300%	10/30/24	16,594	17,579
	Capital One Financial Corp.	3.200%	2/5/25	16,755	17,689
	Capital One NA	2.950%	7/23/21	25,855	26,338
	Capital One NA	2.250%	9/13/21	9,420	9,513
	Capital One NA	2.650%	8/8/22	22,495	23,065
	Capital One NA	2.150%	9/6/22	22,780	23,023
	Citibank NA	3.400%	7/23/21	20,706	21,221
1	Citibank NA	2.844%	5/20/22	16,955	17,204
	Citibank NA	3.650%	1/23/24	30,540	32,882
	Citigroup Inc.	2.700%	3/30/21	47,426	47,840
	Citigroup Inc.	2.350%	8/2/21	35,404	35,778
	Citigroup Inc.	2.900%	12/8/21	50,737	51,803
	Citigroup Inc.	4.500%	1/14/22	34,679	36,544
	Citigroup Inc.	2.750%	4/25/22	29,088	29,767
	Citigroup Inc.	4.050%	7/30/22	9,185	9,684
	Citigroup Inc.	2.700%	10/27/22	23,044	23,606
1	Citigroup Inc.	2.312%	11/4/22	11,295	11,415
1	Citigroup Inc.	3.142%	1/24/23	45,769	46,998
	Citigroup Inc.	3.375%	3/1/23	7,180	7,536
	Citigroup Inc.	3.500%	5/15/23	15,013	15,752
1	Citigroup Inc.	2.876%	7/24/23	41,382	42,498
	Citigroup Inc.	3.875%	10/25/23	20,657	22,266
1	Citigroup Inc.	4.044%	6/1/24	21,646	23,088
	Citigroup Inc.	3.750%	6/16/24	10,575	11,452
	Citigroup Inc.	4.000%	8/5/24	13,005	14,118
1	Citigroup Inc.	3.352%	4/24/25	35,278	37,287
	Citizens Bank NA	2.550%	5/13/21	10,642	10,754
	Citizens Bank NA	3.250%	2/14/22	7,849	8,092
	Citizens Bank NA	2.650%	5/26/22	10,416	10,675
	Citizens Bank NA	3.700%	3/29/23	15,260	16,177
	Citizens Financial Group Inc.	2.375%	7/28/21	5,099	5,143
	Comerica Bank	2.500%	7/23/24	1,980	2,056
	Comerica Inc.	3.700%	7/31/23	16,432	17,563
	Commonwealth Bank of Australia	2.550%	3/15/21	8,025	8,119
2	Commonwealth Bank of Australia	2.750%	3/10/22	3,500	3,589
2	Commonwealth Bank of Australia	3.450%	3/16/23	4,000	4,229
2	Commonwealth Bank of Australia	3.350%	6/4/24	2,350	2,515
	Cooperatieve Rabobank UA	3.125%	4/26/21	9,150	9,327
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,930	15,260
	Cooperatieve Rabobank UA	3.875%	2/8/22	54,503	57,056
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,492	21,532
	Cooperatieve Rabobank UA	2.750%	1/10/23	19,995	20,748
	Cooperatieve Rabobank UA	4.625%	12/1/23	27,071	29,520
	Credit Suisse AG	3.000%	10/29/21	30,477	31,195
	Credit Suisse AG	2.100%	11/12/21	7,740	7,807
	Credit Suisse AG	3.625%	9/9/24	39,885	42,799
2	Credit Suisse Group AG	3.574%	1/9/23	13,675	14,114
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	37,000	37,384
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	37,606	38,331
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	16,876	17,769
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	17,704	18,782
	Deutsche Bank AG	3.150%	1/22/21	18,000	18,115
	Deutsche Bank AG	3.375%	5/12/21	2,085	2,117
	Deutsche Bank AG	3.375%	5/12/21	17,647	17,921
	Deutsche Bank AG	4.250%	10/14/21	45,922	47,379
	Deutsche Bank AG	5.000%	2/14/22	12,312	12,958
	Deutsche Bank AG	3.300%	11/16/22	22,730	23,200
	Deutsche Bank AG	3.950%	2/27/23	14,495	15,044
	Deutsche Bank AG	3.700%	5/30/24	3,953	4,137

3

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	3.700%	5/30/24	23,074	24,149
1	Deutsche Bank AG	3.961%	11/26/25	18,500	19,464
	Discover Bank	3.200%	8/9/21	6,717	6,838
	Discover Bank	3.350%	2/6/23	9,217	9,616
	Discover Bank	4.200%	8/8/23	23,312	25,012
	Discover Bank	2.450%	9/12/24	13,425	13,651
1	Discover Bank	4.682%	8/9/28	6,115	6,565
	Discover Financial Services	5.200%	4/27/22	7,371	7,926
	Discover Financial Services	3.850%	11/21/22	9,086	9,614
	Discover Financial Services	3.950%	11/6/24	5,783	6,269
	Fifth Third Bancorp	3.500%	3/15/22	11,899	12,357
	Fifth Third Bancorp	2.600%	6/15/22	8,698	8,921
	Fifth Third Bancorp	4.300%	1/16/24	13,498	14,634
	Fifth Third Bancorp	3.650%	1/25/24	24,926	26,684
	Fifth Third Bank	2.250%	6/14/21	18,514	18,699
	Fifth Third Bank	3.350%	7/26/21	10,282	10,568
	Fifth Third Bank	2.875%	10/1/21	14,744	15,078
	Fifth Third Bank	1.800%	1/30/23	9,600	9,688
	First Horizon National Corp.	3.500%	12/15/20	8,345	8,462
	First Republic Bank	2.500%	6/6/22	6,050	6,180
1	First Republic Bank	1.912%	2/12/24	5,750	5,825
	Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,207
	Goldman Sachs Group Inc.	2.625%	4/25/21	11,648	11,769
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,607	59,430
	Goldman Sachs Group Inc.	2.350%	11/15/21	30,369	30,439
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,408	72,742
	Goldman Sachs Group Inc.	3.000%	4/26/22	38,165	38,724
1	Goldman Sachs Group Inc.	2.876%	10/31/22	52,779	53,807
	Goldman Sachs Group Inc.	3.625%	1/22/23	37,033	39,095
	Goldman Sachs Group Inc.	3.200%	2/23/23	24,923	26,060
1	Goldman Sachs Group Inc.	2.908%	6/5/23	34,305	35,200
1	Goldman Sachs Group Inc.	2.905%	7/24/23	50,088	51,553
	Goldman Sachs Group Inc.	3.625%	2/20/24	24,909	26,662
	Goldman Sachs Group Inc.	4.000%	3/3/24	31,200	33,826
	Goldman Sachs Group Inc.	3.850%	7/8/24	34,135	36,758
	Goldman Sachs Group Inc.	3.500%	1/23/25	54,205	57,753
1	Goldman Sachs Group Inc.	3.272%	9/29/25	25,125	26,499
	HSBC Holdings plc	3.400%	3/8/21	39,102	39,759
	HSBC Holdings plc	5.100%	4/5/21	33,894	35,161
	HSBC Holdings plc	2.950%	5/25/21	43,999	44,689
	HSBC Holdings plc	2.650%	1/5/22	41,115	41,804
	HSBC Holdings plc	4.875%	1/14/22	10,665	11,284
	HSBC Holdings plc	4.000%	3/30/22	16,415	17,162
1	HSBC Holdings plc	3.262%	3/13/23	41,822	43,057
	HSBC Holdings plc	3.600%	5/25/23	32,791	34,627
1	HSBC Holdings plc	3.033%	11/22/23	21,050	21,760
	HSBC Holdings plc	4.250%	3/14/24	30,926	33,247
1	HSBC Holdings plc	3.950%	5/18/24	29,009	30,717
1	HSBC Holdings plc	3.803%	3/11/25	75,913	80,956
1	HSBC Holdings plc	2.633%	11/7/25	12,195	12,445
	HSBC USA Inc.	3.500%	6/23/24	11,869	12,763
	Huntington Bancshares Inc.	7.000%	12/15/20	7,060	7,369
	Huntington Bancshares Inc.	3.150%	3/14/21	14,373	14,553
	Huntington Bancshares Inc.	2.300%	1/14/22	23,590	23,750
	Huntington Bancshares Inc.	2.625%	8/6/24	11,350	11,768
	Huntington National Bank	3.250%	5/14/21	7,893	8,051
	Huntington National Bank	3.125%	4/1/22	7,250	7,486
	Huntington National Bank	2.500%	8/7/22	2,450	2,510
	Huntington National Bank	1.800%	2/3/23	14,500	14,656
	Huntington National Bank	3.550%	10/6/23	9,877	10,535
	ING Groep NV	3.150%	3/29/22	25,280	26,082
	ING Groep NV	4.100%	10/2/23	15,482	16,721
	ING Groep NV	3.550%	4/9/24	21,930	23,359

4

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,887
	Intesa Sanpaolo SPA	5.250%	1/12/24	6,542	7,205
	JPMorgan Chase & Co.	2.550%	3/1/21	27,734	27,943
	JPMorgan Chase & Co.	4.625%	5/10/21	32,764	33,924
	JPMorgan Chase & Co.	2.400%	6/7/21	25,619	25,873
	JPMorgan Chase & Co.	2.295%	8/15/21	50,393	50,512
	JPMorgan Chase & Co.	4.350%	8/15/21	34,152	35,514
	JPMorgan Chase & Co.	4.500%	1/24/22	44,799	47,137
1	JPMorgan Chase & Co.	3.514%	6/18/22	27,997	28,684
	JPMorgan Chase & Co.	3.250%	9/23/22	37,235	38,897
	JPMorgan Chase & Co.	2.972%	1/15/23	47,018	48,282
	JPMorgan Chase & Co.	3.200%	1/25/23	31,245	32,561
1	JPMorgan Chase & Co.	3.207%	4/1/23	32,050	33,103
1	JPMorgan Chase & Co.	2.776%	4/25/23	25,348	25,969
	JPMorgan Chase & Co.	3.375%	5/1/23	35,976	37,704
	JPMorgan Chase & Co.	2.700%	5/18/23	33,092	34,230
	JPMorgan Chase & Co.	3.875%	2/1/24	15,426	16,649
1	JPMorgan Chase & Co.	3.559%	4/23/24	35,227	37,180
	JPMorgan Chase & Co.	3.625%	5/13/24	30,377	32,743
1	JPMorgan Chase & Co.	3.797%	7/23/24	20,909	22,372
	JPMorgan Chase & Co.	3.875%	9/10/24	35,008	38,007
1	JPMorgan Chase & Co.	4.023%	12/5/24	42,136	45,439
	JPMorgan Chase & Co.	3.125%	1/23/25	38,061	40,457
1	JPMorgan Chase & Co.	3.220%	3/1/25	41,240	43,584
1	JPMorgan Chase & Co.	2.301%	10/15/25	35,445	36,198
	JPMorgan Chase & Co.	4.125%	12/15/26	10,000	11,202
	KeyBank NA	3.350%	6/15/21	10,225	10,467
	KeyBank NA	2.500%	11/22/21	7,324	7,469
	KeyBank NA	3.300%	2/1/22	9,105	9,433
	KeyBank NA	2.400%	6/9/22	5,844	5,951
	KeyBank NA	2.300%	9/14/22	10,191	10,402
	KeyBank NA	3.375%	3/7/23	10,115	10,717
1	KeyBank NA	3.180%	10/15/27	4,275	4,410
	KeyCorp	5.100%	3/24/21	13,611	14,087
	Lloyds Bank plc	6.375%	1/21/21	14,860	15,510
	Lloyds Bank plc	3.300%	5/7/21	14,944	15,287
	Lloyds Bank plc	2.250%	8/14/22	4,367	4,437
	Lloyds Banking Group plc	3.100%	7/6/21	13,350	13,609
	Lloyds Banking Group plc	3.000%	1/11/22	22,245	22,755
1	Lloyds Banking Group plc	2.858%	3/17/23	32,500	33,167
	Lloyds Banking Group plc	4.050%	8/16/23	29,689	31,874
1	Lloyds Banking Group plc	2.907%	11/7/23	39,305	40,268
	Lloyds Banking Group plc	3.900%	3/12/24	14,990	16,105
	Lloyds Banking Group plc	4.500%	11/4/24	21,251	23,122
	M&T Bank Corp.	3.550%	7/26/23	8,833	9,467
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	8,552	8,616
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	9,408	9,604
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,294	7,703
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	23,774	24,115
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	13,665	14,050
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	21,300	21,498
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	17,997	18,476
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	14,750	15,218
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	24,170	24,738
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	30,342	31,080
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	26,057	27,347
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	44,977	48,061
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	9,650	9,915
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	37,640	39,956
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	19,810	20,610
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	25,000	25,261
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,560	15,743
	Mizuho Financial Group Inc.	2.953%	2/28/22	20,973	21,537
	Mizuho Financial Group Inc.	2.601%	9/11/22	6,800	6,974

5

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	3.549%	3/5/23	18,162	19,201
1	Mizuho Financial Group Inc.	2.721%	7/16/23	13,080	13,342
1	Mizuho Financial Group Inc.	3.922%	9/11/24	23,370	24,993
1	Mizuho Financial Group Inc.	2.839%	7/16/25	14,060	14,543
1	Mizuho Financial Group Inc.	2.555%	9/13/25	8,975	9,159
	Morgan Stanley	5.750%	1/25/21	28	29
	Morgan Stanley	2.500%	4/21/21	48,119	48,597
	Morgan Stanley	5.500%	7/28/21	41,136	43,345
	Morgan Stanley	2.625%	11/17/21	55,197	56,220
	Morgan Stanley	2.750%	5/19/22	37,361	38,376
	Morgan Stanley	4.875%	11/1/22	29,920	32,338
	Morgan Stanley	3.125%	1/23/23	29,671	30,950
	Morgan Stanley	3.750%	2/25/23	42,237	44,903
	Morgan Stanley	4.100%	5/22/23	27,501	29,234
1	Morgan Stanley	3.737%	4/24/24	50,863	53,918
	Morgan Stanley	3.875%	4/29/24	51,508	55,979
	Morgan Stanley	3.700%	10/23/24	39,410	42,782
1	Morgan Stanley	2.720%	7/22/25	25,698	26,639
	Morgan Stanley	4.000%	7/23/25	6,815	7,558
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,475	3,630
	MUFG Americas Holdings Corp.	3.000%	2/10/25	11,741	12,406
	MUFG Union Bank NA	3.150%	4/1/22	24,370	25,151
	MUFG Union Bank NA	2.100%	12/9/22	7,395	7,512
	National Australia Bank Ltd.	2.500%	1/12/21	10,975	11,063
	National Australia Bank Ltd.	2.625%	1/14/21	30	30
	National Australia Bank Ltd.	1.875%	7/12/21	11,485	11,550
	National Australia Bank Ltd.	3.375%	9/20/21	11,075	11,399
	National Australia Bank Ltd.	3.700%	11/4/21	14,125	14,644
	National Australia Bank Ltd.	2.800%	1/10/22	11,986	12,271
	National Australia Bank Ltd.	2.500%	5/22/22	14,628	14,963
	National Australia Bank Ltd.	1.875%	12/13/22	1,400	1,423
	National Australia Bank Ltd.	3.000%	1/20/23	11,950	12,453
	National Australia Bank Ltd.	2.875%	4/12/23	7,615	7,926
	National Australia Bank Ltd.	3.625%	6/20/23	17,300	18,446
	National Bank of Canada	2.100%	2/1/23	11,325	11,482
	Northern Trust Corp.	3.375%	8/23/21	9,794	10,094
	Northern Trust Corp.	2.375%	8/2/22	5,405	5,539
	People's United Bank NA	4.000%	7/15/24	7,687	8,190
	People's United Financial Inc.	3.650%	12/6/22	6,245	6,573
	PNC Bank NA	2.500%	1/22/21	13,037	13,153
	PNC Bank NA	2.150%	4/29/21	11,670	11,774
	PNC Bank NA	2.550%	12/9/21	9,942	10,133
	PNC Bank NA	2.625%	2/17/22	22,097	22,600
1	PNC Bank NA	2.232%	7/22/22	12,620	12,745
	PNC Bank NA	2.450%	7/28/22	9,025	9,255
	PNC Bank NA	2.700%	11/1/22	9,975	10,253
1	PNC Bank NA	2.028%	12/9/22	20,200	20,513
	PNC Bank NA	2.950%	1/30/23	13,390	13,927
	PNC Bank NA	3.500%	6/8/23	5,323	5,660
	PNC Bank NA	3.800%	7/25/23	19,513	20,880
	PNC Bank NA	3.300%	10/30/24	10,854	11,658
	PNC Bank NA	2.950%	2/23/25	1,637	1,752
	PNC Financial Services Group Inc.	2.854%	11/9/22	8,366	8,698
	PNC Financial Services Group Inc.	3.500%	1/23/24	22,159	23,587
	PNC Financial Services Group Inc.	3.900%	4/29/24	12,307	13,295
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,210	2,274
	PNC Funding Corp.	3.300%	3/8/22	26,457	27,547
	Regions Bank	2.750%	4/1/21	8,169	8,261
1	Regions Bank	3.374%	8/13/21	9,925	10,001
	Regions Financial Corp.	2.750%	8/14/22	13,391	13,738
	Regions Financial Corp.	3.800%	8/14/23	13,810	14,801
	Royal Bank of Canada	2.500%	1/19/21	16	16
	Royal Bank of Canada	3.200%	4/30/21	21,295	21,757
	Royal Bank of Canada	2.750%	2/1/22	13,246	13,581

6

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	2.800%	4/29/22	16,825	17,274
	Royal Bank of Canada	1.950%	1/17/23	11,800	11,958
	Royal Bank of Canada	3.700%	10/5/23	21,020	22,582
	Royal Bank of Canada	2.550%	7/16/24	21,257	22,093
	Royal Bank of Canada	2.250%	11/1/24	33,850	34,646
	Royal Bank of Scotland Group plc	6.125%	12/15/22	23,276	25,509
1	Royal Bank of Scotland Group plc	3.498%	5/15/23	24,301	25,051
	Royal Bank of Scotland Group plc	6.100%	6/10/23	28,908	31,955
	Royal Bank of Scotland Group plc	3.875%	9/12/23	48,187	51,254
	Royal Bank of Scotland Group plc	6.000%	12/19/23	27,522	30,896
	Royal Bank of Scotland Group plc	5.125%	5/28/24	33,004	36,093
1	Royal Bank of Scotland Group plc	4.519%	6/25/24	24,425	26,267
1	Royal Bank of Scotland Group plc	4.269%	3/22/25	32,567	34,972
1	Royal Bank of Scotland Group plc	3.754%	11/1/29	3,550	3,696
	Santander Holdings USA Inc.	4.450%	12/3/21	3,550	3,698
	Santander Holdings USA Inc.	3.700%	3/28/22	329	341
	Santander Holdings USA Inc.	3.400%	1/18/23	12,802	13,325
	Santander Holdings USA Inc.	3.500%	6/7/24	7,726	8,106
	Santander Holdings USA Inc.	3.244%	10/5/26	44,519	46,593
	Santander UK Group Holdings plc	3.125%	1/8/21	15,895	16,042
	Santander UK Group Holdings plc	2.875%	8/5/21	16,463	16,719
	Santander UK Group Holdings plc	3.571%	1/10/23	15,934	16,427
1	Santander UK Group Holdings plc	3.373%	1/5/24	21,580	22,338
1	Santander UK Group Holdings plc	4.796%	11/15/24	9,270	10,098
	Santander UK plc	3.400%	6/1/21	22,360	22,847
	Santander UK plc	3.750%	11/15/21	10,270	10,648
	Santander UK plc	2.100%	1/13/23	15,480	15,695
	Santander UK plc	4.000%	3/13/24	14,396	15,604
	Santander UK plc	2.875%	6/18/24	16,773	17,472
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	19,963	20,216
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	11,287	11,350
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	11,600	11,881
	State Street Corp.	4.375%	3/7/21	5,911	6,081
	State Street Corp.	1.950%	5/19/21	8,045	8,079
1	State Street Corp.	2.653%	5/15/23	19,090	19,552
	State Street Corp.	3.100%	5/15/23	17,285	18,187
	State Street Corp.	3.700%	11/20/23	5,944	6,451
1	State Street Corp.	3.776%	12/3/24	18,823	20,347
	State Street Corp.	3.300%	12/16/24	15,150	16,221
1	State Street Corp.	2.354%	11/1/25	15,025	15,426
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	9,892	10,256
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,860
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	10,226
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,680	6,116
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	10,125	10,815
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	29,120	29,504
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	22,510	22,662
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	25,657	26,033
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	12,479	12,765
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	32,978	33,866
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	13,100	13,484
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	27,550	28,725
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	12,556	13,394
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,160	14,231
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	35,329	36,584
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	13,424	13,744
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	20,700	21,079
	Svenska Handelsbanken AB	2.450%	3/30/21	19,009	19,210
	Svenska Handelsbanken AB	3.350%	5/24/21	18,955	19,392
	Svenska Handelsbanken AB	1.875%	9/7/21	19,426	19,533
	Svenska Handelsbanken AB	3.900%	11/20/23	8,370	9,082
	Synchrony Bank	3.650%	5/24/21	8,555	8,741
	Synchrony Bank	3.000%	6/15/22	9,377	9,631
	Synchrony Financial	3.750%	8/15/21	12,397	12,727

7

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	2.850%	7/25/22	7,225	7,388
	Synchrony Financial	4.375%	3/19/24	15,018	16,137
	Synchrony Financial	4.250%	8/15/24	17,724	19,110
1	Synovus Bank	2.289%	2/10/23	6,150	6,216
	Synovus Financial Corp.	3.125%	11/1/22	4,633	4,778
	Toronto-Dominion Bank	2.500%	12/14/20	21,344	21,488
	Toronto-Dominion Bank	2.125%	4/7/21	24,455	24,654
	Toronto-Dominion Bank	3.250%	6/11/21	10,540	10,787
	Toronto-Dominion Bank	1.800%	7/13/21	35,650	35,850
	Toronto-Dominion Bank	1.900%	12/1/22	9,105	9,242
	Toronto-Dominion Bank	3.500%	7/19/23	23,495	25,063
	Toronto-Dominion Bank	3.250%	3/11/24	22,150	23,622
	Toronto-Dominion Bank	2.650%	6/12/24	12,857	13,421
	Truist Bank	2.850%	4/1/21	8,312	8,436
1	Truist Bank	3.525%	10/26/21	2,983	3,023
	Truist Bank	2.625%	1/15/22	13,793	14,030
	Truist Bank	2.800%	5/17/22	23,530	24,167
	Truist Bank	2.450%	8/1/22	19,672	20,082
1	Truist Bank	3.502%	8/2/22	11,562	11,869
	Truist Bank	3.000%	2/2/23	9,622	10,040
	Truist Bank	2.750%	5/1/23	8,592	8,924
	Truist Bank	3.200%	4/1/24	29,635	31,282
1	Truist Bank	3.689%	8/2/24	9,278	9,915
	Truist Bank	2.150%	12/6/24	42,000	42,855
	Truist Financial Corp	2.900%	3/3/21	11,284	11,411
	Truist Financial Corp.	2.050%	5/10/21	7,268	7,315
	Truist Financial Corp.	3.200%	9/3/21	8,855	9,084
	Truist Financial Corp.	2.700%	1/27/22	21,079	21,521
	Truist Financial Corp.	3.950%	3/22/22	8,244	8,610
	Truist Financial Corp.	2.750%	4/1/22	18,915	19,351
	Truist Financial Corp.	3.050%	6/20/22	27,350	28,315
	Truist Financial Corp.	3.750%	12/6/23	14,829	15,967
	Truist Financial Corp.	2.500%	8/1/24	17,583	18,166
	Truist Financial Corp.	2.850%	10/26/24	1,000	1,049
	US Bancorp	4.125%	5/24/21	4,893	5,039
	US Bancorp	2.625%	1/24/22	27,915	28,578
	US Bancorp	3.000%	3/15/22	9,645	9,944
	US Bancorp	2.950%	7/15/22	25,140	25,997
	US Bancorp	3.700%	1/30/24	17,227	18,638
	US Bancorp	3.375%	2/5/24	28,280	30,205
	US Bancorp	2.400%	7/30/24	19,141	19,843
	US Bancorp	3.600%	9/11/24	15,010	16,275
	US Bank NA	3.150%	4/26/21	10,846	11,054
	US Bank NA	3.450%	11/16/21	5,250	5,426
	US Bank NA	1.800%	1/21/22	11,475	11,572
	US Bank NA	2.650%	5/23/22	21,700	22,288
	US Bank NA	1.950%	1/9/23	14,090	14,277
	US Bank NA	2.850%	1/23/23	11,100	11,574
	US Bank NA	3.400%	7/24/23	12,130	12,881
	US Bank NA	2.050%	1/21/25	10,825	11,061
	US Bank NA	2.800%	1/27/25	30,002	31,627
	Wells Fargo & Co.	3.000%	1/22/21	11	11
	Wells Fargo & Co.	2.500%	3/4/21	45,237	45,577
	Wells Fargo & Co.	4.600%	4/1/21	24,583	25,412
	Wells Fargo & Co.	2.100%	7/26/21	36,352	36,666
	Wells Fargo & Co.	3.500%	3/8/22	31,852	33,075
	Wells Fargo & Co.	2.625%	7/22/22	69,589	71,293
	Wells Fargo & Co.	3.069%	1/24/23	76,850	78,924
	Wells Fargo & Co.	3.450%	2/13/23	32,089	33,590
	Wells Fargo & Co.	4.125%	8/15/23	15,922	17,105
	Wells Fargo & Co.	4.480%	1/16/24	8,152	8,912
	Wells Fargo & Co.	3.750%	1/24/24	31,322	33,647
	Wells Fargo & Co.	3.300%	9/9/24	51,688	54,810
	Wells Fargo & Co.	3.000%	2/19/25	59,819	62,990

8

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	Wells Fargo & Co.	2.406%	10/30/25	42,850	43,921
1	Wells Fargo & Co.	2.164%	2/11/26	35,000	35,410
1	Wells Fargo Bank NA	3.325%	7/23/21	31,615	31,809
	Wells Fargo Bank NA	3.625%	10/22/21	33,561	34,690
1	Wells Fargo Bank NA	2.897%	5/27/22	6,565	6,663
1	Wells Fargo Bank NA	2.082%	9/9/22	24,345	24,558
	Wells Fargo Bank NA	3.550%	8/14/23	30,098	31,965
	Westpac Banking Corp.	2.650%	1/25/21	8,452	8,547
	Westpac Banking Corp.	2.100%	5/13/21	29,854	30,119
	Westpac Banking Corp.	2.000%	8/19/21	11,853	11,998
	Westpac Banking Corp.	2.800%	1/11/22	20,132	20,570
	Westpac Banking Corp.	2.500%	6/28/22	20,797	21,349
	Westpac Banking Corp.	2.750%	1/11/23	12,061	12,497
	Westpac Banking Corp.	2.000%	1/13/23	7,290	7,383
	Westpac Banking Corp.	3.650%	5/15/23	6,631	7,099
	Westpac Banking Corp.	3.300%	2/26/24	20,330	21,607
	Westpac Banking Corp.	2.350%	2/19/25	16,792	17,324
1	Westpac Banking Corp.	2.894%	2/4/30	35,275	35,838
	Zions Bancorp NA	3.500%	8/27/21	10,989	11,286
	Zions Bancorp NA	3.350%	3/4/22	4,845	5,006
	Brokerage (1.0%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	7,067	7,733
	Ameriprise Financial Inc.	3.000%	3/22/22	6,095	6,306
	Ameriprise Financial Inc.	4.000%	10/15/23	16,256	17,775
	Ameriprise Financial Inc.	3.700%	10/15/24	6,453	7,056
	BGC Partners Inc.	5.375%	7/24/23	8,125	8,846
	BGC Partners Inc.	3.750%	10/1/24	4,025	4,174
	BlackRock Inc.	4.250%	5/24/21	10,676	11,082
	BlackRock Inc.	3.375%	6/1/22	7,070	7,401
	BlackRock Inc.	3.500%	3/18/24	19,076	20,567
	Brookfield Asset Management Inc.	4.000%	1/15/25	6,077	6,665
	Brookfield Finance LLC	4.000%	4/1/24	13,019	14,196
	Charles Schwab Corp.	3.250%	5/21/21	8,669	8,855
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,561
	Charles Schwab Corp.	2.650%	1/25/23	11,131	11,543
	Charles Schwab Corp.	3.550%	2/1/24	10,452	11,243
	CME Group Inc.	3.000%	9/15/22	9,311	9,697
	E*TRADE Financial Corp.	2.950%	8/24/22	10,050	10,374
	Eaton Vance Corp.	3.625%	6/15/23	4,580	4,871
	Franklin Resources Inc.	2.800%	9/15/22	4,000	4,142
	Intercontinental Exchange Inc.	2.750%	12/1/20	6,511	6,554
	Intercontinental Exchange Inc.	2.350%	9/15/22	5,409	5,528
	Intercontinental Exchange Inc.	3.450%	9/21/23	7,390	7,857
	Intercontinental Exchange Inc.	4.000%	10/15/23	8,743	9,403
	Invesco Finance plc	3.125%	11/30/22	9,847	10,275
	Invesco Finance plc	4.000%	1/30/24	8,480	9,229
	Jefferies Financial Group Inc.	5.500%	10/18/23	12,676	14,049
	Jefferies Group LLC	6.875%	4/15/21	10,851	11,475
	Jefferies Group LLC	5.125%	1/20/23	9,146	9,931
	Lazard Group LLC	3.750%	2/13/25	4,688	5,093
	Nasdaq Inc.	4.250%	6/1/24	2,162	2,377
	Nomura Holdings Inc.	2.648%	1/16/25	10,200	10,440
	Stifel Financial Corp.	3.500%	12/1/20	8,140	8,238
	Stifel Financial Corp.	4.250%	7/18/24	5,050	5,540
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,167	8,357
	TD Ameritrade Holding Corp.	3.750%	4/1/24	5,631	6,087
	Finance Companies (1.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	15,930	16,408
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	6,487	6,779
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	8,540	8,892

9

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	19,753	20,370
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	8,868	9,156
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	9,438	10,004
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	7,170	7,385
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	8,529	9,041
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	17,150	18,586
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	8,606	8,767
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	4,730	4,937
	Air Lease Corp.	2.500%	3/1/21	6,854	6,890
	Air Lease Corp.	3.875%	4/1/21	10,484	10,719
	Air Lease Corp.	3.375%	6/1/21	6,492	6,616
	Air Lease Corp.	3.500%	1/15/22	9,243	9,504
	Air Lease Corp.	3.750%	2/1/22	11,125	11,465
	Air Lease Corp.	2.625%	7/1/22	10,555	10,723
	Air Lease Corp.	2.750%	1/15/23	10,788	11,069
	Air Lease Corp.	3.875%	7/3/23	9,070	9,663
	Air Lease Corp.	3.000%	9/15/23	12,262	12,618
	Air Lease Corp.	4.250%	2/1/24	11,210	12,159
	Air Lease Corp.	4.250%	9/15/24	9,586	10,338
	Air Lease Corp.	2.300%	2/1/25	11,746	11,758
	Aircastle Ltd.	5.125%	3/15/21	5,375	5,570
	Aircastle Ltd.	5.500%	2/15/22	7,000	7,510
	Aircastle Ltd.	5.000%	4/1/23	11,537	12,549
	Aircastle Ltd.	4.400%	9/25/23	15,997	17,185
	Aircastle Ltd.	4.125%	5/1/24	1,175	1,243
	Ares Capital Corp.	3.625%	1/19/22	7,005	7,167
	Ares Capital Corp.	3.500%	2/10/23	8,099	8,327
	Ares Capital Corp.	4.200%	6/10/24	18,503	19,657
	FS KKR Capital Corp.	4.750%	5/15/22	5,400	5,655
	FS KKR Capital Corp.	4.625%	7/15/24	7,523	8,025
	FS KKR Capital Corp.	4.125%	2/1/25	6,552	6,829
	GATX Corp.	4.850%	6/1/21	4,125	4,279
	GATX Corp.	3.900%	3/30/23	1,775	1,877
	GATX Corp.	4.350%	2/15/24	3,658	3,994
	Goldman Sachs BDC Inc.	3.750%	2/10/25	4,425	4,532
	International Lease Finance Corp.	8.250%	12/15/20	8,924	9,378
	International Lease Finance Corp.	4.625%	4/15/21	8,242	8,512
	International Lease Finance Corp.	8.625%	1/15/22	10,468	11,680
	International Lease Finance Corp.	5.875%	8/15/22	12,012	13,111
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,670	3,672
	Owl Rock Capital Corp.	5.250%	4/15/24	6,400	6,993
	Prospect Capital Corp.	5.875%	3/15/23	4,814	5,224
	TPG Specialty Lending Inc.	3.875%	11/1/24	5,498	5,793
	Insurance (3.0%)
	Aetna Inc.	2.750%	11/15/22	15,606	16,017
	Aetna Inc.	2.800%	6/15/23	13,054	13,399
	Aetna Inc.	3.500%	11/15/24	11,703	12,555
	Aflac Inc.	3.625%	6/15/23	8,042	8,629
	Aflac Inc.	3.625%	11/15/24	12,229	13,409
	Alleghany Corp.	4.950%	6/27/22	7,020	7,562
	Allstate Corp.	3.150%	6/15/23	9,467	10,045
1	Allstate Corp.	5.750%	8/15/53	10,405	11,276
	American International Group Inc.	6.400%	12/15/20	5,878	6,105
	American International Group Inc.	3.300%	3/1/21	13,069	13,260
	American International Group Inc.	4.875%	6/1/22	11,933	12,709

10

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.125%	2/15/24	12,460	13,589
	Anthem Inc.	3.700%	8/15/21	10,628	10,917
	Anthem Inc.	3.125%	5/15/22	17,753	18,381
	Anthem Inc.	2.950%	12/1/22	11,727	12,175
	Anthem Inc.	3.300%	1/15/23	21,094	22,155
	Anthem Inc.	3.500%	8/15/24	19,770	21,241
	Anthem Inc.	3.350%	12/1/24	6,431	6,929
	Anthem Inc.	2.375%	1/15/25	8,864	9,056
	Aon Corp.	2.200%	11/15/22	1,400	1,431
	Aon plc	2.800%	3/15/21	6,399	6,473
	Aon plc	4.000%	11/27/23	4,847	5,231
	Aon plc	3.500%	6/14/24	12,932	13,780
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,375	4,807
	Assurant Inc.	4.000%	3/15/23	5,675	6,040
	Assurant Inc.	4.200%	9/27/23	3,600	3,856
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,997	2,270
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	13,475	13,943
	Berkshire Hathaway Inc.	2.200%	3/15/21	20,527	20,680
	Berkshire Hathaway Inc.	3.750%	8/15/21	8,265	8,594
	Berkshire Hathaway Inc.	3.400%	1/31/22	10,548	10,970
	Berkshire Hathaway Inc.	3.000%	2/11/23	10,383	10,928
	Berkshire Hathaway Inc.	2.750%	3/15/23	25,319	26,292
	Brown & Brown Inc.	4.200%	9/15/24	6,204	6,866
	Chubb INA Holdings Inc.	2.875%	11/3/22	11,759	12,241
	Chubb INA Holdings Inc.	2.700%	3/13/23	13,209	13,757
	Chubb INA Holdings Inc.	3.350%	5/15/24	10,340	11,154
	Cigna Holding Co.	4.375%	12/15/20	1,750	1,778
	CNA Financial Corp.	5.750%	8/15/21	5,825	6,193
	CNA Financial Corp.	3.950%	5/15/24	8,776	9,525
	Enstar Group Ltd.	4.500%	3/10/22	4,100	4,244
	Equitable Holdings Inc.	3.900%	4/20/23	17,053	18,253
	Fidelity National Financial Inc.	5.500%	9/1/22	3,910	4,287
	First American Financial Corp.	4.600%	11/15/24	4,275	4,718
	Globe Life Inc.	3.800%	9/15/22	3,080	3,214
	Humana Inc.	2.500%	12/15/20	3,205	3,226
	Humana Inc.	3.150%	12/1/22	9,591	9,960
	Humana Inc.	2.900%	12/15/22	7,309	7,581
	Humana Inc.	3.850%	10/1/24	9,200	9,950
	Kemper Corp.	4.350%	2/15/25	7,014	7,718
	Lincoln National Corp.	4.850%	6/24/21	2,517	2,627
	Lincoln National Corp.	4.200%	3/15/22	4,707	4,973
	Lincoln National Corp.	4.000%	9/1/23	7,892	8,590
	Loews Corp.	2.625%	5/15/23	10,768	11,224
	Markel Corp.	4.900%	7/1/22	5,405	5,824
	Marsh & McLennan Cos. Inc.	3.500%	12/29/20	530	540
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,671	2,779
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	9,594	9,820
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,707	4,965
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,958	19,609
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	9,852	10,561
	MetLife Inc.	3.048%	12/15/22	8,209	8,582
	MetLife Inc.	4.368%	9/15/23	14,082	15,568
	MetLife Inc.	3.600%	4/10/24	17,348	18,957
	Old Republic International Corp.	4.875%	10/1/24	6,273	7,076
	Primerica Inc.	4.750%	7/15/22	5,044	5,433
	Principal Financial Group Inc.	3.300%	9/15/22	6,935	7,267
	Principal Financial Group Inc.	3.125%	5/15/23	3,917	4,119
	Progressive Corp.	3.750%	8/23/21	8,596	8,921
	Prudential Financial Inc.	4.500%	11/16/21	7,496	7,869
	Prudential Financial Inc.	3.500%	5/15/24	10,502	11,369
1	Prudential Financial Inc.	5.875%	9/15/42	13,555	14,131
1	Prudential Financial Inc.	5.625%	6/15/43	28,006	29,826
1	Prudential Financial Inc.	5.200%	3/15/44	2,850	3,007
	Reinsurance Group of America Inc.	5.000%	6/1/21	7,735	8,073

11

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	5,255
	Trinity Acquisition plc	3.500%	9/15/21	10,114	10,358
	UnitedHealth Group Inc.	2.125%	3/15/21	8,372	8,452
	UnitedHealth Group Inc.	3.150%	6/15/21	10,303	10,562
	UnitedHealth Group Inc.	3.375%	11/15/21	10,051	10,371
	UnitedHealth Group Inc.	2.875%	12/15/21	22,538	23,138
	UnitedHealth Group Inc.	2.875%	3/15/22	17,140	17,599
	UnitedHealth Group Inc.	3.350%	7/15/22	13,263	13,878
	UnitedHealth Group Inc.	2.375%	10/15/22	17,476	17,926
	UnitedHealth Group Inc.	2.750%	2/15/23	5,747	5,943
	UnitedHealth Group Inc.	2.875%	3/15/23	16,573	17,311
	UnitedHealth Group Inc.	3.500%	6/15/23	10,118	10,832
	UnitedHealth Group Inc.	3.500%	2/15/24	8,261	8,881
	UnitedHealth Group Inc.	2.375%	8/15/24	6,349	6,556
	Unum Group	4.000%	3/15/24	7,827	8,516
	Voya Financial Inc.	3.125%	7/15/24	13,721	14,584
1	Voya Financial Inc.	5.650%	5/15/53	5,900	6,276
	Willis North America Inc.	3.600%	5/15/24	14,690	15,843
	Willis Towers Watson plc	5.750%	3/15/21	4,190	4,353
	WR Berkley Corp.	4.625%	3/15/22	6,591	7,015
	Other Finance (0.1%)
	ORIX Corp.	2.900%	7/18/22	11,212	11,516
	ORIX Corp.	3.250%	12/4/24	14,695	15,595
	Real Estate Investment Trusts (2.7%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	12,849	13,692
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	7,489	8,103
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	5,950	6,317
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	7,949	8,692
	AvalonBay Communities Inc.	2.950%	9/15/22	6,394	6,613
	AvalonBay Communities Inc.	4.200%	12/15/23	4,225	4,618
	AvalonBay Communities Inc.	3.500%	11/15/24	4,760	5,133
	Boston Properties LP	4.125%	5/15/21	13,718	14,072
	Boston Properties LP	3.850%	2/1/23	9,623	10,202
	Boston Properties LP	3.125%	9/1/23	10,345	10,861
	Boston Properties LP	3.800%	2/1/24	12,025	12,978
	Boston Properties LP	3.200%	1/15/25	9,813	10,444
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,208	6,459
	Brandywine Operating Partnership LP	4.100%	10/1/24	4,500	4,883
	Brixmor Operating Partnership LP	3.875%	8/15/22	8,466	8,902
	Brixmor Operating Partnership LP	3.250%	9/15/23	13,531	14,190
	Brixmor Operating Partnership LP	3.650%	6/15/24	7,486	8,027
	Brixmor Operating Partnership LP	3.850%	2/1/25	8,603	9,320
	Camden Property Trust	2.950%	12/15/22	5,971	6,160
	Corporate Office Properties LP	3.700%	6/15/21	4,160	4,245
	Corporate Office Properties LP	3.600%	5/15/23	5,304	5,545
	CubeSmart LP	4.375%	12/15/23	4,645	5,048
	CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	10,685	10,992
	Digital Realty Trust LP	3.950%	7/1/22	6,274	6,598
	Digital Realty Trust LP	3.625%	10/1/22	5,806	6,056
	Digital Realty Trust LP	2.750%	2/1/23	4,849	4,966
	Duke Realty LP	4.375%	6/15/22	1,526	1,618
	Duke Realty LP	3.875%	10/15/22	4,759	5,012
	Duke Realty LP	3.625%	4/15/23	1,500	1,583
	Duke Realty LP	3.750%	12/1/24	5,745	6,250
	ERP Operating LP	4.625%	12/15/21	13,389	14,046
	ERP Operating LP	3.000%	4/15/23	5,975	6,239
	Essex Portfolio LP	3.625%	8/15/22	3,450	3,602
	Essex Portfolio LP	3.375%	1/15/23	1,000	1,042
	Essex Portfolio LP	3.250%	5/1/23	7,857	8,236
	Essex Portfolio LP	3.875%	5/1/24	3,460	3,747
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,375	2,501

12

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Healthpeak Properties Inc.	3.150%	8/1/22	4,447	4,594
Healthpeak Properties Inc.	4.250%	11/15/23	8,491	9,222
Healthpeak Properties Inc.	4.200%	3/1/24	4,642	5,050
Healthpeak Properties Inc.	3.875%	8/15/24	13,921	15,171
Healthpeak Properties Inc.	3.400%	2/1/25	8,323	8,839
Highwoods Realty LP	3.200%	6/15/21	3,041	3,101
Highwoods Realty LP	3.625%	1/15/23	1,360	1,426
Host Hotels & Resorts LP	4.750%	3/1/23	7,307	7,885
Host Hotels & Resorts LP	3.750%	10/15/23	5,400	5,750
Host Hotels & Resorts LP	3.875%	4/1/24	8,025	8,660
Kilroy Realty LP	3.450%	12/15/24	8,950	9,549
Kimco Realty Corp.	3.200%	5/1/21	7,485	7,617
Kimco Realty Corp.	3.400%	11/1/22	6,207	6,494
Kimco Realty Corp.	3.125%	6/1/23	3,948	4,123
Kimco Realty Corp.	2.700%	3/1/24	5,788	5,972
Kimco Realty Corp.	3.300%	2/1/25	10,692	11,429
Liberty Property LP	4.125%	6/15/22	5,034	5,290
Liberty Property LP	3.375%	6/15/23	4,175	4,410
Liberty Property LP	4.400%	2/15/24	8,461	9,345
Mid-America Apartments LP	4.300%	10/15/23	6,885	7,490
Mid-America Apartments LP	3.750%	6/15/24	4,815	5,205
National Retail Properties Inc.	3.800%	10/15/22	4,642	4,918
National Retail Properties Inc.	3.300%	4/15/23	4,000	4,186
National Retail Properties Inc.	3.900%	6/15/24	4,316	4,681
Office Properties Income Trust	4.000%	7/15/22	6,500	6,735
Omega Healthcare Investors Inc.	4.375%	8/1/23	14,236	15,229
Omega Healthcare Investors Inc.	4.950%	4/1/24	8,038	8,962
Omega Healthcare Investors Inc.	4.500%	1/15/25	2,588	2,828
Piedmont Operating Partnership LP	3.400%	6/1/23	4,466	4,647
Piedmont Operating Partnership LP	4.450%	3/15/24	6,575	7,250
Prologis LP	4.250%	8/15/23	7,734	8,394
Public Storage	2.370%	9/15/22	8,648	8,874
Realty Income Corp.	3.250%	10/15/22	11,828	12,339
Realty Income Corp.	4.650%	8/1/23	15,886	17,262
Realty Income Corp.	3.875%	7/15/24	8,864	9,557
Regency Centers Corp.	3.750%	11/15/22	4,205	4,418
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	7,995	8,655
Select Income REIT	4.150%	2/1/22	5,540	5,716
Select Income REIT	4.250%	5/15/24	4,903	5,211
Select Income REIT	4.500%	2/1/25	5,847	6,282
Service Properties Trust	5.000%	8/15/22	6,182	6,538
Service Properties Trust	4.500%	6/15/23	8,145	8,534
Service Properties Trust	4.650%	3/15/24	10,098	10,756
Service Properties Trust	4.350%	10/1/24	12,398	13,094
Simon Property Group LP	2.500%	7/15/21	9,587	9,707
Simon Property Group LP	2.350%	1/30/22	11,505	11,680
Simon Property Group LP	2.625%	6/15/22	5,180	5,292
Simon Property Group LP	2.750%	2/1/23	11,334	11,739
Simon Property Group LP	2.750%	6/1/23	7,107	7,350
Simon Property Group LP	3.750%	2/1/24	11,508	12,380
Simon Property Group LP	2.000%	9/13/24	12,620	12,741
Simon Property Group LP	3.375%	10/1/24	13,605	14,512
SITE Centers Corp.	4.625%	7/15/22	2,143	2,286
SITE Centers Corp.	3.625%	2/1/25	6,473	6,892
SL Green Operating Partnership LP	3.250%	10/15/22	4,700	4,862
SL Green Realty Corp.	4.500%	12/1/22	5,925	6,308
UDR Inc.	3.750%	7/1/24	5,975	6,442
Ventas Realty LP	3.100%	1/15/23	5,340	5,536
Ventas Realty LP	3.125%	6/15/23	7,467	7,807
Ventas Realty LP	3.500%	4/15/24	7,857	8,397
Ventas Realty LP	3.750%	5/1/24	6,309	6,755
Ventas Realty LP	2.650%	1/15/25	5,052	5,257
Ventas Realty LP	3.500%	2/1/25	9,446	10,126
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,837	5,020

13

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VEREIT Operating Partnership LP	4.600%	2/6/24	8,961	9,873
Vornado Realty LP	3.500%	1/15/25	6,944	7,453
Washington REIT	3.950%	10/15/22	2,300	2,405
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,285
Weingarten Realty Investors	3.500%	4/15/23	3,465	3,612
Welltower Inc.	3.750%	3/15/23	9,010	9,553
Welltower Inc.	3.950%	9/1/23	11,165	11,978
Welltower Inc.	4.500%	1/15/24	7,049	7,722
Welltower Inc.	3.625%	3/15/24	11,557	12,212
WP Carey Inc.	4.600%	4/1/24	5,966	6,491
WP Carey Inc.	4.000%	2/1/25	5,659	6,088
				13,342,918
Industrial (52.3%)
Basic Industry (2.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	5,133	5,269
Air Products & Chemicals Inc.	2.750%	2/3/23	5,799	6,011
Air Products & Chemicals Inc.	3.350%	7/31/24	9,170	9,883
Airgas Inc.	3.650%	7/15/24	4,400	4,769
Albemarle Corp.	4.150%	12/1/24	6,960	7,632
ArcelorMittal	6.250%	2/25/22	9,982	10,909
ArcelorMittal	3.600%	7/16/24	15,755	16,397
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,845	18,335
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,959	6,457
Braskem Finance Ltd.	6.450%	2/3/24	11,140	12,218
Cabot Corp.	3.700%	7/15/22	5,145	5,366
Celanese US Holdings LLC	5.875%	6/15/21	5,632	5,881
Celanese US Holdings LLC	4.625%	11/15/22	5,865	6,271
Celanese US Holdings LLC	3.500%	5/8/24	7,575	8,018
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,200	8,657
Domtar Corp.	4.400%	4/1/22	5,403	5,634
Dow Chemical Co.	3.000%	11/15/22	11,906	12,434
Dow Chemical Co.	3.150%	5/15/24	10,245	10,826
Dow Chemical Co.	3.500%	10/1/24	12,855	13,783
DuPont de Nemours Inc.	4.205%	11/15/23	44,863	48,906
Eastman Chemical Co.	3.500%	12/1/21	9,175	9,494
Eastman Chemical Co.	3.600%	8/15/22	5,866	6,099
Ecolab Inc.	4.350%	12/8/21	18,054	18,963
Ecolab Inc.	2.375%	8/10/22	6,336	6,458
Ecolab Inc.	3.250%	1/14/23	3,500	3,662
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,923	5,311
Fibria Overseas Finance Ltd.	4.000%	1/14/25	11,935	12,617
FMC Corp.	3.950%	2/1/22	2,065	2,141
FMC Corp.	4.100%	2/1/24	7,197	7,738
International Flavors & Fragrances Inc.	3.200%	5/1/23	5,154	5,333
International Paper Co.	7.500%	8/15/21	5,480	5,934
International Paper Co.	3.650%	6/15/24	11,087	11,928
Kinross Gold Corp.	5.125%	9/1/21	9,255	9,486
Kinross Gold Corp.	5.950%	3/15/24	6,623	7,319
LYB International Finance BV	4.000%	7/15/23	13,710	14,692
LyondellBasell Industries NV	6.000%	11/15/21	22,224	23,647
LyondellBasell Industries NV	5.750%	4/15/24	7,181	8,222
Methanex Corp.	4.250%	12/1/24	3,998	4,163
Mosaic Co.	3.750%	11/15/21	875	899
Mosaic Co.	3.250%	11/15/22	10,148	10,512
Mosaic Co.	4.250%	11/15/23	20,389	21,852
Newmont Corp.	3.625%	6/9/21	7,000	7,172
Newmont Corp.	3.500%	3/15/22	20,189	20,824
Newmont Corp.	3.700%	3/15/23	16,255	17,309
Nucor Corp.	4.125%	9/15/22	10,448	11,040
Nucor Corp.	4.000%	8/1/23	6,570	7,050
Nutrien Ltd.	3.150%	10/1/22	11,899	12,304
Nutrien Ltd.	3.500%	6/1/23	7,616	8,003
Nutrien Ltd.	3.625%	3/15/24	8,459	9,043

14

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Packaging Corp. of America	4.500%	11/1/23	9,805	10,718
	Packaging Corp. of America	3.650%	9/15/24	8,080	8,659
	PPG Industries Inc.	3.200%	3/15/23	5,365	5,628
	PPG Industries Inc.	2.400%	8/15/24	5,125	5,289
	Praxair Inc.	4.050%	3/15/21	4,200	4,315
	Praxair Inc.	3.000%	9/1/21	7,207	7,394
	Praxair Inc.	2.450%	2/15/22	8,752	8,868
	Praxair Inc.	2.200%	8/15/22	10,740	10,926
	Praxair Inc.	2.700%	2/21/23	12,250	12,655
	Praxair Inc.	2.650%	2/5/25	2,784	2,942
	Rayonier Inc.	3.750%	4/1/22	4,000	4,107
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,308	4,647
	RPM International Inc.	3.450%	11/15/22	3,758	3,904
	Sasol Financing International Ltd.	4.500%	11/14/22	17,695	18,219
	SASOL Financing USA LLC	5.875%	3/27/24	21,975	23,211
	Sherwin-Williams Co.	4.200%	1/15/22	8,598	8,942
	Sherwin-Williams Co.	2.750%	6/1/22	19,184	19,643
	Sherwin-Williams Co.	3.125%	6/1/24	8,769	9,282
	Southern Copper Corp.	3.500%	11/8/22	4,815	4,970
	Steel Dynamics Inc.	2.800%	12/15/24	13,481	13,818
	WestRock RKT Co.	4.900%	3/1/22	2,606	2,766
	WestRock RKT Co.	4.000%	3/1/23	7,070	7,511
	Weyerhaeuser Co.	4.700%	3/15/21	6,313	6,461
	Weyerhaeuser Co.	3.250%	3/15/23	2,185	2,272
	Weyerhaeuser Co.	4.625%	9/15/23	10,109	11,043
	Weyerhaeuser Co.	8.500%	1/15/25	2,245	2,907
	WRKCo Inc.	3.000%	9/15/24	11,722	12,244
	Capital Goods (5.0%)
	3M Co.	1.625%	9/19/21	9,311	9,350
	3M Co.	2.750%	3/1/22	6,870	7,057
	3M Co.	2.000%	6/26/22	9,398	9,536
	3M Co.	1.750%	2/14/23	7,350	7,452
	3M Co.	2.250%	3/15/23	10,699	10,824
	3M Co.	3.250%	2/14/24	12,235	13,063
	3M Co.	2.000%	2/14/25	9,978	10,172
3	ABB Finance USA Inc.	2.875%	5/8/22	13,404	13,855
	ABB Finance USA Inc.	3.375%	4/3/23	7,492	7,940
	Allegion US Holding Co. Inc.	3.200%	10/1/24	6,150	6,512
2	Bemis Co. Inc.	4.500%	10/15/21	3,142	3,248
	Boeing Co.	2.300%	8/1/21	10,070	10,172
	Boeing Co.	8.750%	8/15/21	1,900	2,090
	Boeing Co.	2.350%	10/30/21	4,475	4,524
	Boeing Co.	2.125%	3/1/22	8,684	8,774
	Boeing Co.	2.700%	5/1/22	6,940	7,095
	Boeing Co.	2.800%	3/1/23	5,336	5,520
	Boeing Co.	1.875%	6/15/23	5,585	5,589
	Boeing Co.	2.800%	3/1/24	4,595	4,768
	Boeing Co.	2.850%	10/30/24	5,050	5,215
	Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,943
	Carlisle Cos. Inc.	3.500%	12/1/24	7,353	7,870
2	Carrier Global Corp.	1.923%	2/15/23	1,000	1,012
2	Carrier Global Corp.	2.242%	2/15/25	17,570	17,874
	Caterpillar Financial Services Corp.	1.850%	9/4/20	22,707	22,751
	Caterpillar Financial Services Corp.	2.900%	3/15/21	5,925	6,010
	Caterpillar Financial Services Corp.	2.650%	5/17/21	7,825	7,959
	Caterpillar Financial Services Corp.	1.700%	8/9/21	9,144	9,188
	Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,040
	Caterpillar Financial Services Corp.	3.150%	9/7/21	5,755	5,911
	Caterpillar Financial Services Corp.	1.931%	10/1/21	7,604	7,693
	Caterpillar Financial Services Corp.	2.950%	2/26/22	17,060	17,629
	Caterpillar Financial Services Corp.	2.850%	6/1/22	11,770	12,173
	Caterpillar Financial Services Corp.	2.400%	6/6/22	11,425	11,722
	Caterpillar Financial Services Corp.	1.950%	11/18/22	12,000	12,227

15

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	2.550%	11/29/22	11,745	12,113
	Caterpillar Financial Services Corp.	2.625%	3/1/23	6,970	7,244
	Caterpillar Financial Services Corp.	3.450%	5/15/23	11,165	11,902
	Caterpillar Financial Services Corp.	3.750%	11/24/23	4,231	4,599
	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,532	5,979
	Caterpillar Financial Services Corp.	2.850%	5/17/24	7,900	8,298
	Caterpillar Financial Services Corp.	3.300%	6/9/24	9,931	10,737
	Caterpillar Financial Services Corp.	2.150%	11/8/24	14,450	14,858
	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,622	9,269
	Caterpillar Inc.	3.900%	5/27/21	10,117	10,444
	Caterpillar Inc.	2.600%	6/26/22	8,200	8,435
	Caterpillar Inc.	3.400%	5/15/24	8,055	8,631
	CNH Industrial Capital LLC	4.875%	4/1/21	6,270	6,481
	CNH Industrial Capital LLC	3.875%	10/15/21	5,748	5,965
	CNH Industrial Capital LLC	4.375%	4/5/22	10,819	11,385
	CNH Industrial Capital LLC	4.200%	1/15/24	2,440	2,651
	CNH Industrial NV	4.500%	8/15/23	13,881	15,100
	Crane Co.	4.450%	12/15/23	4,590	4,991
	CRH America Inc.	5.750%	1/15/21	3,309	3,429
	Deere & Co.	2.600%	6/8/22	19,160	19,560
	Eaton Corp.	2.750%	11/2/22	22,003	22,736
2	Embraer Overseas Ltd.	5.696%	9/16/23	6,825	7,451
	Embraer SA	5.150%	6/15/22	8,643	9,047
	Emerson Electric Co.	4.250%	11/15/20	5,925	6,033
	Emerson Electric Co.	2.625%	12/1/21	4,300	4,394
	Emerson Electric Co.	2.625%	2/15/23	5,850	6,038
	Flowserve Corp.	3.500%	9/15/22	6,880	7,031
	Flowserve Corp.	4.000%	11/15/23	6,400	6,716
	Fortive Corp.	2.350%	6/15/21	11,599	11,704
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,456	10,174
	General Dynamics Corp.	3.000%	5/11/21	24,921	25,422
	General Dynamics Corp.	3.875%	7/15/21	11,744	12,121
	General Dynamics Corp.	2.250%	11/15/22	19,027	19,481
	General Dynamics Corp.	3.375%	5/15/23	19,184	20,395
	General Dynamics Corp.	1.875%	8/15/23	5,694	5,804
	General Dynamics Corp.	2.375%	11/15/24	7,304	7,618
	General Electric Co.	4.650%	10/17/21	16,167	16,870
	General Electric Co.	3.150%	9/7/22	11,061	11,403
	General Electric Co.	2.700%	10/9/22	38,168	39,008
	General Electric Co.	3.100%	1/9/23	28,216	29,228
	General Electric Co.	3.375%	3/11/24	14,350	15,177
	General Electric Co.	3.450%	5/15/24	10,805	11,480
	Honeywell International Inc.	4.250%	3/1/21	9,913	10,192
	Honeywell International Inc.	1.850%	11/1/21	20,705	20,884
	Honeywell International Inc.	2.150%	8/8/22	8,872	9,071
	Honeywell International Inc.	3.350%	12/1/23	5,705	6,134
	Honeywell International Inc.	2.300%	8/15/24	14,710	15,241
	Hubbell Inc.	3.625%	11/15/22	5,500	5,769
	IDEX Corp.	4.500%	12/15/20	750	762
	IDEX Corp.	4.200%	12/15/21	3,175	3,287
	Illinois Tool Works Inc.	3.375%	9/15/21	4,247	4,367
	Illinois Tool Works Inc.	3.500%	3/1/24	12,958	14,017
	Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	6,348	6,423
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	5,956	6,475
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	10,106	10,935
	John Deere Capital Corp.	2.450%	9/11/20	8,850	8,905
	John Deere Capital Corp.	2.350%	1/8/21	11,486	11,567
	John Deere Capital Corp.	2.800%	3/4/21	1,263	1,283
	John Deere Capital Corp.	2.875%	3/12/21	3,959	4,025
	John Deere Capital Corp.	3.900%	7/12/21	5,573	5,777
	John Deere Capital Corp.	3.125%	9/10/21	3,915	4,023
	John Deere Capital Corp.	3.150%	10/15/21	6,068	6,268
	John Deere Capital Corp.	2.650%	1/6/22	9,727	9,994
	John Deere Capital Corp.	3.200%	1/10/22	4,465	4,634

16

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	2.750%	3/15/22	7,340	7,572
	John Deere Capital Corp.	2.950%	4/1/22	4,160	4,297
	John Deere Capital Corp.	1.950%	6/13/22	12,950	13,175
	John Deere Capital Corp.	2.150%	9/8/22	6,550	6,715
	John Deere Capital Corp.	2.700%	1/6/23	8,600	8,907
	John Deere Capital Corp.	2.800%	1/27/23	10,635	11,078
	John Deere Capital Corp.	2.800%	3/6/23	14,659	15,249
	John Deere Capital Corp.	3.450%	6/7/23	8,080	8,613
	John Deere Capital Corp.	3.650%	10/12/23	10,585	11,447
	John Deere Capital Corp.	3.450%	1/10/24	6,051	6,522
	John Deere Capital Corp.	2.600%	3/7/24	5,855	6,134
	John Deere Capital Corp.	3.350%	6/12/24	15,005	16,123
	John Deere Capital Corp.	2.650%	6/24/24	11,584	12,189
	John Deere Capital Corp.	2.050%	1/9/25	8,175	8,374
	Johnson Controls International plc	3.625%	7/2/24	7,254	7,747
	Kennametal Inc.	3.875%	2/15/22	4,025	4,166
2	L3 Harris Technologies Inc.	3.850%	6/15/23	16,686	17,837
2	L3 Harris Technologies Inc.	3.950%	5/28/24	6,295	6,821
	Leggett & Platt Inc.	3.400%	8/15/22	1,592	1,641
	Leggett & Platt Inc.	3.800%	11/15/24	6,150	6,610
	Legrand France SA	8.500%	2/15/25	6,046	8,079
	Lennox International Inc.	3.000%	11/15/23	4,920	5,101
	Lockheed Martin Corp.	2.500%	11/23/20	3,000	3,014
	Lockheed Martin Corp.	3.350%	9/15/21	10,468	10,820
	Lockheed Martin Corp.	3.100%	1/15/23	13,401	14,016
	Martin Marietta Materials Inc.	4.250%	7/2/24	4,975	5,425
	Masco Corp.	3.500%	4/1/21	6,327	6,443
	Masco Corp.	5.950%	3/15/22	3,778	4,100
	Mohawk Industries Inc.	3.850%	2/1/23	9,293	9,857
	Northrop Grumman Corp.	3.500%	3/15/21	16,605	16,939
	Northrop Grumman Corp.	2.550%	10/15/22	14,243	14,645
	Northrop Grumman Corp.	3.250%	8/1/23	11,041	11,691
	Northrop Grumman Corp.	2.930%	1/15/25	26,434	27,891
	Nvent Finance Sarl	3.950%	4/15/23	1,932	2,012
	Owens Corning	4.200%	12/1/24	5,969	6,541
	Parker-Hannifin Corp.	3.500%	9/15/22	8,723	9,139
	Parker-Hannifin Corp.	2.700%	6/14/24	9,367	9,751
	Parker-Hannifin Corp.	3.300%	11/21/24	9,925	10,623
	Precision Castparts Corp.	2.500%	1/15/23	13,499	13,970
	Raytheon Co.	2.500%	12/15/22	13,200	13,572
	Raytheon Co.	3.150%	12/15/24	5,946	6,401
	Republic Services Inc.	5.250%	11/15/21	9,288	9,902
	Republic Services Inc.	3.550%	6/1/22	14,481	15,111
	Republic Services Inc.	4.750%	5/15/23	10,114	11,053
	Republic Services Inc.	2.500%	8/15/24	7,182	7,400
	Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,933
	Rockwell Collins Inc.	2.800%	3/15/22	17,796	18,306
	Rockwell Collins Inc.	3.700%	12/15/23	6,250	6,733
	Rockwell Collins Inc.	3.200%	3/15/24	16,480	17,577
	Roper Technologies Inc.	3.000%	12/15/20	5,178	5,226
	Roper Technologies Inc.	2.800%	12/15/21	8,230	8,431
	Roper Technologies Inc.	3.125%	11/15/22	6,654	6,912
	Roper Technologies Inc.	3.650%	9/15/23	7,315	7,811
	Roper Technologies Inc.	2.350%	9/15/24	6,750	6,941
	Snap-on Inc.	6.125%	9/1/21	3,000	3,205
	Spirit AeroSystems Inc.	3.950%	6/15/23	918	935
	Stanley Black & Decker Inc.	3.400%	12/1/21	7,205	7,434
	Stanley Black & Decker Inc.	2.900%	11/1/22	7,953	8,247
1	Stanley Black & Decker Inc.	4.000%	3/15/60	1,000	1,000
	Textron Inc.	4.300%	3/1/24	6,871	7,471
	Timken Co.	3.875%	9/1/24	6,705	7,140
	United Technologies Corp.	3.650%	8/16/23	3,926	4,212
	Wabtec Corp.	4.400%	3/15/24	11,669	12,646

17

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Management Inc.	4.600%	3/1/21	5,907	6,033
Waste Management Inc.	2.900%	9/15/22	8,045	8,326
Waste Management Inc.	2.400%	5/15/23	6,761	6,955
Waste Management Inc.	3.500%	5/15/24	8,080	8,708
Waste Management Inc.	2.950%	6/15/24	11,463	12,100
WW Grainger Inc.	1.850%	2/15/25	7,400	7,494
Xylem Inc.	4.875%	10/1/21	5,970	6,268
Communication (5.1%)
Activision Blizzard Inc.	2.300%	9/15/21	8,825	8,912
Activision Blizzard Inc.	2.600%	6/15/22	7,645	7,811
America Movil SAB de CV	3.125%	7/16/22	26,122	27,028
American Tower Corp.	3.450%	9/15/21	7,678	7,901
American Tower Corp.	2.250%	1/15/22	11,310	11,450
American Tower Corp.	4.700%	3/15/22	10,593	11,242
American Tower Corp.	3.500%	1/31/23	17,544	18,469
American Tower Corp.	3.000%	6/15/23	8,687	9,063
American Tower Corp.	5.000%	2/15/24	18,240	20,468
American Tower Corp.	3.375%	5/15/24	11,934	12,673
American Tower Corp.	2.950%	1/15/25	7,952	8,352
American Tower Corp.	2.400%	3/15/25	2,220	2,279
AT&T Inc.	4.450%	5/15/21	14,772	15,314
AT&T Inc.	3.875%	8/15/21	13,514	14,007
AT&T Inc.	4.000%	1/15/22	6,848	7,158
AT&T Inc.	3.000%	2/15/22	15,531	15,950
AT&T Inc.	3.200%	3/1/22	27,052	27,841
AT&T Inc.	3.800%	3/15/22	16,475	17,097
AT&T Inc.	3.400%	6/15/22	9,965	10,343
AT&T Inc.	3.000%	6/30/22	29,648	30,512
AT&T Inc.	2.625%	12/1/22	10,560	10,843
AT&T Inc.	3.600%	2/17/23	30,958	32,639
AT&T Inc.	4.050%	12/15/23	6,527	7,069
AT&T Inc.	3.800%	3/1/24	17,855	19,164
AT&T Inc.	3.900%	3/11/24	15,202	16,331
AT&T Inc.	4.450%	4/1/24	16,051	17,649
AT&T Inc.	3.550%	6/1/24	10,666	11,380
AT&T Inc.	3.950%	1/15/25	16,063	17,482
British Telecommunications plc	4.500%	12/4/23	8,682	9,522
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	19,473	20,659
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	43,940	46,648
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	17,958	19,489
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	15,792	19,127
Comcast Corp.	1.625%	1/15/22	7,527	7,564
Comcast Corp.	3.125%	7/15/22	11,842	12,353
Comcast Corp.	2.850%	1/15/23	2,143	2,235
Comcast Corp.	2.750%	3/1/23	23,784	24,750
Comcast Corp.	3.000%	2/1/24	27,535	29,058
Comcast Corp.	3.600%	3/1/24	17,061	18,418
Comcast Corp.	3.700%	4/15/24	45,392	49,136
Comcast Corp.	3.375%	2/15/25	12,176	13,152
Crown Castle International Corp.	2.250%	9/1/21	13,300	13,412
Crown Castle International Corp.	4.875%	4/15/22	15,848	16,904
Crown Castle International Corp.	5.250%	1/15/23	22,008	24,138
Crown Castle International Corp.	3.150%	7/15/23	6,402	6,670
Crown Castle International Corp.	3.200%	9/1/24	11,700	12,339
Discovery Communications LLC	4.375%	6/15/21	9,218	9,554
Discovery Communications LLC	3.300%	5/15/22	6,910	7,145
Discovery Communications LLC	3.500%	6/15/22	7,493	7,764
Discovery Communications LLC	2.950%	3/20/23	13,920	14,395
Discovery Communications LLC	3.250%	4/1/23	7,288	7,601
Discovery Communications LLC	3.800%	3/13/24	7,120	7,638
Discovery Communications LLC	3.900%	11/15/24	5,789	6,294

18

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Electronic Arts Inc.	3.700%	3/1/21	6,646	6,786
2	Fox Corp.	3.666%	1/25/22	12,990	13,502
2	Fox Corp.	4.030%	1/25/24	15,825	17,141
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	7,292	7,366
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	7,656	7,889
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	12,178	12,915
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,601	7,241
	Moody's Corp.	3.250%	6/7/21	2,778	2,836
	Moody's Corp.	2.750%	12/15/21	7,620	7,779
	Moody's Corp.	4.500%	9/1/22	7,320	7,797
	Moody's Corp.	2.625%	1/15/23	7,008	7,203
	Moody's Corp.	4.875%	2/15/24	7,332	8,168
	NBCUniversal Media LLC	4.375%	4/1/21	27,983	28,913
	NBCUniversal Media LLC	2.875%	1/15/23	20,347	21,244
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	24,393	25,441
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	12,269	13,180
	Orange SA	4.125%	9/14/21	14,099	14,697
	RELX Capital Inc.	3.500%	3/16/23	16,126	16,998
	Rogers Communications Inc.	3.000%	3/15/23	6,651	6,942
	Rogers Communications Inc.	4.100%	10/1/23	9,509	10,306
	Telefonica Emisiones SAU	4.570%	4/27/23	13,583	14,779
	Thomson Reuters Corp.	4.300%	11/23/23	8,084	8,776
	Time Warner Cable LLC	4.000%	9/1/21	14,319	14,719
	Time Warner Entertainment Co. LP	8.375%	3/15/23	14,286	16,982
	Verizon Communications Inc.	3.450%	3/15/21	14,050	14,328
	Verizon Communications Inc.	4.600%	4/1/21	19,208	19,903
	Verizon Communications Inc.	2.946%	3/15/22	15,300	15,828
	Verizon Communications Inc.	3.125%	3/16/22	18,663	19,373
	Verizon Communications Inc.	2.450%	11/1/22	24,210	24,825
	Verizon Communications Inc.	5.150%	9/15/23	63,960	71,867
	Verizon Communications Inc.	4.150%	3/15/24	2,313	2,523
	Verizon Communications Inc.	3.500%	11/1/24	24,057	25,944
	Verizon Communications Inc.	3.376%	2/15/25	35,000	37,805
	ViacomCBS Inc.	4.500%	3/1/21	3,930	4,041
	ViacomCBS Inc.	3.875%	12/15/21	13,764	14,329
	ViacomCBS Inc.	3.375%	3/1/22	9,206	9,504
	ViacomCBS Inc.	2.500%	2/15/23	6,973	7,142
	ViacomCBS Inc.	2.900%	6/1/23	4,022	4,173
	ViacomCBS Inc.	4.250%	9/1/23	11,722	12,648
	ViacomCBS Inc.	3.875%	4/1/24	12,154	13,106
	ViacomCBS Inc.	3.700%	8/15/24	8,130	8,780
	ViacomCBS Inc.	3.500%	1/15/25	9,604	10,263
	Vodafone Group plc	2.500%	9/26/22	500	510
	Vodafone Group plc	2.950%	2/19/23	4,698	4,889
	Vodafone Group plc	3.750%	1/16/24	45,224	48,528
	Walt Disney Co.	3.750%	6/1/21	8,981	9,252
	Walt Disney Co.	2.750%	8/16/21	8,773	8,963
	Walt Disney Co.	2.550%	2/15/22	8,255	8,454
	Walt Disney Co.	2.450%	3/4/22	11,741	12,017
	Walt Disney Co.	1.650%	9/1/22	4,125	4,167
	Walt Disney Co.	3.000%	9/15/22	15,846	16,495
	Walt Disney Co.	2.350%	12/1/22	16,956	17,457
	Walt Disney Co.	1.750%	8/30/24	11,600	11,738
	Walt Disney Co.	3.700%	9/15/24	12,165	13,284
	Weibo Corp.	3.500%	7/5/24	12,250	12,809
	WPP Finance 2010	3.625%	9/7/22	7,615	7,964
	WPP Finance 2010	3.750%	9/19/24	11,097	11,883
	Consumer Cyclical (8.1%)
	Advance Auto Parts Inc.	4.500%	1/15/22	5,153	5,383
	Advance Auto Parts Inc.	4.500%	12/1/23	6,524	7,147
	Alibaba Group Holding Ltd.	3.125%	11/28/21	17,349	17,808
	Alibaba Group Holding Ltd.	2.800%	6/6/23	13,630	14,073
	Alibaba Group Holding Ltd.	3.600%	11/28/24	25,960	27,897

19

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amazon.com Inc.	3.300%	12/5/21	12,819	13,230
Amazon.com Inc.	2.500%	11/29/22	22,309	22,972
Amazon.com Inc.	2.400%	2/22/23	11,897	12,261
Amazon.com Inc.	2.800%	8/22/24	25,512	26,920
Amazon.com Inc.	3.800%	12/5/24	16,730	18,427
American Honda Finance Corp.	3.150%	1/8/21	4,450	4,516
American Honda Finance Corp.	1.650%	7/12/21	15,632	15,685
American Honda Finance Corp.	1.700%	9/9/21	15,019	15,065
American Honda Finance Corp.	3.375%	12/10/21	5,919	6,121
American Honda Finance Corp.	1.950%	5/20/22	7,000	7,087
American Honda Finance Corp.	2.200%	6/27/22	11,825	12,040
American Honda Finance Corp.	2.600%	11/16/22	11,281	11,629
American Honda Finance Corp.	2.050%	1/10/23	11,052	11,183
American Honda Finance Corp.	1.950%	5/10/23	14,620	14,740
American Honda Finance Corp.	3.450%	7/14/23	3,886	4,142
American Honda Finance Corp.	3.625%	10/10/23	9,561	10,255
American Honda Finance Corp.	3.550%	1/12/24	9,160	9,845
American Honda Finance Corp.	2.900%	2/16/24	10,003	10,492
American Honda Finance Corp.	2.400%	6/27/24	10,420	10,756
American Honda Finance Corp.	2.150%	9/10/24	14,186	14,488
Aptiv Corp.	4.150%	3/15/24	9,873	10,692
AutoNation Inc.	3.500%	11/15/24	8,243	8,690
AutoZone Inc.	3.700%	4/15/22	9,908	10,308
AutoZone Inc.	2.875%	1/15/23	7,308	7,541
AutoZone Inc.	3.125%	7/15/23	8,575	8,962
AutoZone Inc.	3.125%	4/18/24	2,900	3,051
Best Buy Co. Inc.	5.500%	3/15/21	4,306	4,451
Block Financial LLC	5.500%	11/1/22	7,734	8,397
Booking Holdings Inc.	2.750%	3/15/23	9,507	9,837
Choice Hotels International Inc.	5.750%	7/1/22	4,690	5,099
Costco Wholesale Corp.	2.150%	5/18/21	10,640	10,734
Costco Wholesale Corp.	2.250%	2/15/22	9,145	9,311
Costco Wholesale Corp.	2.300%	5/18/22	8,384	8,562
Costco Wholesale Corp.	2.750%	5/18/24	18,636	19,709
Cummins Inc.	3.650%	10/1/23	7,793	8,382
Dollar General Corp.	3.250%	4/15/23	10,289	10,767
Dollar Tree Inc.	3.700%	5/15/23	13,970	14,817
DR Horton Inc.	2.550%	12/1/20	6,245	6,294
DR Horton Inc.	4.375%	9/15/22	5,906	6,252
DR Horton Inc.	4.750%	2/15/23	4,330	4,675
DR Horton Inc.	5.750%	8/15/23	8,535	9,498
DR Horton Inc.	2.500%	10/15/24	3,845	3,962
eBay Inc.	2.875%	8/1/21	11,119	11,293
eBay Inc.	3.800%	3/9/22	15,649	16,276
eBay Inc.	2.600%	7/15/22	9,028	9,230
eBay Inc.	2.750%	1/30/23	10,975	11,278
eBay Inc.	3.450%	8/1/24	11,265	11,943
Expedia Group Inc.	4.500%	8/15/24	7,237	7,866
Ford Motor Credit Co. LLC	2.343%	11/2/20	12,750	12,792
Ford Motor Credit Co. LLC	3.336%	3/18/21	28,933	29,200
Ford Motor Credit Co. LLC	3.470%	4/5/21	1,555	1,568
Ford Motor Credit Co. LLC	5.875%	8/2/21	29,304	30,606
Ford Motor Credit Co. LLC	3.813%	10/12/21	18,027	18,402
Ford Motor Credit Co. LLC	5.596%	1/7/22	15,475	16,256
Ford Motor Credit Co. LLC	3.219%	1/9/22	18,290	18,441
Ford Motor Credit Co. LLC	3.339%	3/28/22	9,421	9,515
Ford Motor Credit Co. LLC	2.979%	8/3/22	22,250	22,391
Ford Motor Credit Co. LLC	4.250%	9/20/22	12,630	12,895
Ford Motor Credit Co. LLC	3.350%	11/1/22	19,000	19,154
Ford Motor Credit Co. LLC	3.087%	1/9/23	19,000	18,992
Ford Motor Credit Co. LLC	4.140%	2/15/23	5,550	5,700
Ford Motor Credit Co. LLC	3.096%	5/4/23	21,698	21,472
Ford Motor Credit Co. LLC	4.375%	8/6/23	19,374	19,967
Ford Motor Credit Co. LLC	3.810%	1/9/24	17,504	17,808

20

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000	Market Value ($000
Ford Motor Credit Co. LLC	5.584%	3/18/24	17,184	18,177
Ford Motor Credit Co. LLC	3.664%	9/8/24	8,647	8,746
Ford Motor Credit Co. LLC	4.063%	11/1/24	27,771	28,019
General Motors Co.	4.875%	10/2/23	28,866	31,259
General Motors Financial Co. Inc.	4.200%	3/1/21	22,354	22,683
General Motors Financial Co. Inc.	3.550%	4/9/21	16,368	16,627
General Motors Financial Co. Inc.	3.200%	7/6/21	32,449	32,907
General Motors Financial Co. Inc.	4.375%	9/25/21	17,275	17,857
General Motors Financial Co. Inc.	4.200%	11/6/21	12,160	12,557
General Motors Financial Co. Inc.	3.450%	1/14/22	28,231	28,977
General Motors Financial Co. Inc.	3.450%	4/10/22	25,342	25,984
General Motors Financial Co. Inc.	3.150%	6/30/22	15,905	16,182
General Motors Financial Co. Inc.	3.550%	7/8/22	17,153	17,685
General Motors Financial Co. Inc.	3.250%	1/5/23	7,375	7,584
General Motors Financial Co. Inc.	3.700%	5/9/23	19,559	20,404
General Motors Financial Co. Inc.	4.250%	5/15/23	9,231	9,805
General Motors Financial Co. Inc.	4.150%	6/19/23	20,612	21,847
General Motors Financial Co. Inc.	5.100%	1/17/24	25,450	27,742
General Motors Financial Co. Inc.	3.950%	4/13/24	23,546	24,928
General Motors Financial Co. Inc.	3.500%	11/7/24	12,951	13,385
General Motors Financial Co. Inc.	4.000%	1/15/25	2,365	2,499
General Motors Financial Co. Inc.	2.900%	2/26/25	9,204	9,239
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	5,358	5,465
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	6,392	7,033
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	9,250	9,765
Home Depot Inc.	2.000%	4/1/21	19,224	19,358
Home Depot Inc.	4.400%	4/1/21	14,061	14,398
Home Depot Inc.	3.250%	3/1/22	16,368	17,029
Home Depot Inc.	2.625%	6/1/22	18,565	19,077
Home Depot Inc.	2.700%	4/1/23	18,369	19,134
Home Depot Inc.	3.750%	2/15/24	18,456	20,131
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,206
Hyatt Hotels Corp.	3.375%	7/15/23	3,261	3,422
IHS Markit Ltd.	4.125%	8/1/23	6,789	7,281
IHS Markit Ltd.	3.625%	5/1/24	6,600	6,980
JD.com Inc.	3.125%	4/29/21	7,554	7,656
Kohl's Corp.	3.250%	2/1/23	5,425	5,550
Las Vegas Sands Corp.	3.200%	8/8/24	26,802	27,783
Lear Corp.	5.250%	1/15/25	5,053	5,193
Lowe's Cos. Inc.	3.750%	4/15/21	5,825	5,938
Lowe's Cos. Inc.	3.800%	11/15/21	8,236	8,514
Lowe's Cos. Inc.	3.120%	4/15/22	12,767	13,137
Lowe's Cos. Inc.	3.875%	9/15/23	7,711	8,308
Lowe's Cos. Inc.	3.125%	9/15/24	5,956	6,334
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,200	2,221
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,529	4,631
Macy's Retail Holdings Inc.	2.875%	2/15/23	11,325	11,349
Macy's Retail Holdings Inc.	3.625%	6/1/24	13,203	13,397
Magna International Inc.	3.625%	6/15/24	4,758	5,133
Marriott International Inc.	2.875%	3/1/21	7,190	7,279
Marriott International Inc.	3.125%	10/15/21	5,277	5,386
Marriott International Inc.	2.300%	1/15/22	12,837	13,008
Marriott International Inc.	3.250%	9/15/22	6,400	6,646
Marriott International Inc.	2.125%	10/3/22	8,722	8,835
Marriott International Inc.	4.150%	12/1/23	1,335	1,450
Marriott International Inc.	3.600%	4/15/24	11,275	12,070
Mastercard Inc.	2.000%	11/21/21	11,487	11,641
Mastercard Inc.	3.375%	4/1/24	21,337	23,204
McDonald's Corp.	2.750%	12/9/20	12,448	12,541
McDonald's Corp.	3.625%	5/20/21	7,854	8,057
McDonald's Corp.	2.625%	1/15/22	11,844	12,104
McDonald's Corp.	3.350%	4/1/23	12,022	12,661
McDonald's Corp.	3.250%	6/10/24	3,136	3,366
NIKE Inc.	2.250%	5/1/23	13,737	14,127

21

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nordstrom Inc.	4.000%	10/15/21	7,557	7,786
NVR Inc.	3.950%	9/15/22	9,253	9,787
O'Reilly Automotive Inc.	4.625%	9/15/21	3,427	3,564
O'Reilly Automotive Inc.	3.800%	9/1/22	6,439	6,764
O'Reilly Automotive Inc.	3.850%	6/15/23	4,643	4,956
PACCAR Financial Corp.	2.050%	11/13/20	7,910	7,947
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,706
PACCAR Financial Corp.	2.800%	3/1/21	3,048	3,098
PACCAR Financial Corp.	3.150%	8/9/21	10,483	10,776
PACCAR Financial Corp.	2.850%	3/1/22	5,135	5,308
PACCAR Financial Corp.	2.650%	5/10/22	7,609	7,860
PACCAR Financial Corp.	2.000%	9/26/22	6,920	7,068
PACCAR Financial Corp.	3.400%	8/9/23	5,372	5,716
PACCAR Financial Corp.	2.150%	8/15/24	1,206	1,247
PACCAR Financial Corp.	1.800%	2/6/25	5,035	5,146
QVC Inc.	5.125%	7/2/22	8,763	9,157
QVC Inc.	4.375%	3/15/23	9,114	9,479
QVC Inc.	4.850%	4/1/24	12,220	12,739
QVC Inc.	4.450%	2/15/25	7,066	7,190
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	10,050	10,791
Sands China Ltd.	4.600%	8/8/23	23,370	25,006
Starbucks Corp.	2.200%	11/22/20	6,300	6,334
Starbucks Corp.	2.700%	6/15/22	8,420	8,641
Starbucks Corp.	3.100%	3/1/23	20,725	21,708
Starbucks Corp.	3.850%	10/1/23	8,013	8,614
Tapestry Inc.	3.000%	7/15/22	6,100	6,244
Target Corp.	2.900%	1/15/22	18,444	19,027
Target Corp.	3.500%	7/1/24	11,575	12,652
TJX Cos. Inc.	2.750%	6/15/21	12,665	12,865
TJX Cos. Inc.	2.500%	5/15/23	15,252	15,723
Toyota Motor Corp.	3.183%	7/20/21	9,730	9,931
Toyota Motor Corp.	2.157%	7/2/22	8,600	8,754
Toyota Motor Corp.	3.419%	7/20/23	12,516	13,314
Toyota Motor Corp.	2.358%	7/2/24	2,625	2,714
Toyota Motor Credit Corp.	1.900%	4/8/21	20,047	20,186
Toyota Motor Credit Corp.	2.950%	4/13/21	22,146	22,525
Toyota Motor Credit Corp.	2.750%	5/17/21	7,708	7,846
Toyota Motor Credit Corp.	3.400%	9/15/21	13,405	13,804
Toyota Motor Credit Corp.	1.800%	10/7/21	4,485	4,523
Toyota Motor Credit Corp.	2.600%	1/11/22	16,015	16,378
Toyota Motor Credit Corp.	3.300%	1/12/22	11,696	12,063
Toyota Motor Credit Corp.	2.650%	4/12/22	11,093	11,398
Toyota Motor Credit Corp.	2.800%	7/13/22	17,851	18,435
Toyota Motor Credit Corp.	2.150%	9/8/22	15,057	15,335
Toyota Motor Credit Corp.	2.625%	1/10/23	12,130	12,564
Toyota Motor Credit Corp.	2.700%	1/11/23	19,950	20,659
Toyota Motor Credit Corp.	3.450%	9/20/23	7,975	8,528
Toyota Motor Credit Corp.	2.250%	10/18/23	6,775	6,929
Toyota Motor Credit Corp.	3.350%	1/8/24	7,250	7,748
Toyota Motor Credit Corp.	2.900%	4/17/24	10,529	11,079
Toyota Motor Credit Corp.	2.000%	10/7/24	5,200	5,324
Toyota Motor Credit Corp.	1.800%	2/13/25	4,850	4,885
VF Corp.	3.500%	9/1/21	6,205	6,386
Visa Inc.	2.150%	9/15/22	20,067	20,488
Visa Inc.	2.800%	12/14/22	31,671	32,878
Walgreen Co.	3.100%	9/15/22	21,551	22,257
Walgreens Boots Alliance Inc.	3.300%	11/18/21	17,268	17,727
Walgreens Boots Alliance Inc.	3.800%	11/18/24	30,191	32,172
Walmart Inc.	1.900%	12/15/20	12,414	12,455
Walmart Inc.	3.125%	6/23/21	29,558	30,244
Walmart Inc.	2.350%	12/15/22	20,736	21,333
Walmart Inc.	2.550%	4/11/23	17,955	18,595
Walmart Inc.	3.400%	6/26/23	29,654	31,631
Walmart Inc.	3.300%	4/22/24	13,544	14,504

22

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.850%	7/8/24	43,400	45,893
	Walmart Inc.	2.650%	12/15/24	15,803	16,688
	Western Union Co.	3.600%	3/15/22	11,502	11,934
	Western Union Co.	2.850%	1/10/25	8,774	8,999
	Consumer Noncyclical (13.4%)
	Abbott Laboratories	2.550%	3/15/22	11,762	12,059
	Abbott Laboratories	3.400%	11/30/23	19,489	20,895
	AbbVie Inc.	2.300%	5/14/21	17,275	17,425
	AbbVie Inc.	3.375%	11/14/21	21,047	21,743
2	AbbVie Inc.	2.150%	11/19/21	30,500	30,821
	AbbVie Inc.	2.900%	11/6/22	50,952	52,724
	AbbVie Inc.	3.200%	11/6/22	21,412	22,324
2	AbbVie Inc.	2.300%	11/21/22	47,060	47,850
	AbbVie Inc.	2.850%	5/14/23	12,303	12,751
	AbbVie Inc.	3.750%	11/14/23	28,925	30,990
2	AbbVie Inc.	2.600%	11/21/24	57,305	59,175
	Actavis Inc.	3.250%	10/1/22	35,459	36,893
	Agilent Technologies Inc.	3.200%	10/1/22	6,776	7,024
	Agilent Technologies Inc.	3.875%	7/15/23	8,576	9,123
	Allergan Funding SCS	3.450%	3/15/22	29,452	30,509
	Allergan Funding SCS	3.850%	6/15/24	16,154	17,450
	Allergan Inc.	2.800%	3/15/23	9,612	9,866
	Altria Group Inc.	4.750%	5/5/21	16,129	16,757
	Altria Group Inc.	3.490%	2/14/22	15,300	15,841
	Altria Group Inc.	2.850%	8/9/22	29,701	30,503
	Altria Group Inc.	2.950%	5/2/23	6,264	6,493
	Altria Group Inc.	4.000%	1/31/24	25,017	27,009
	Altria Group Inc.	3.800%	2/14/24	16,167	17,305
	AmerisourceBergen Corp.	3.500%	11/15/21	8,065	8,317
	AmerisourceBergen Corp.	3.400%	5/15/24	7,972	8,533
	Amgen Inc.	4.100%	6/15/21	10,307	10,614
	Amgen Inc.	1.850%	8/19/21	19,686	19,892
	Amgen Inc.	3.875%	11/15/21	23,234	24,116
	Amgen Inc.	2.700%	5/1/22	8,038	8,256
	Amgen Inc.	2.650%	5/11/22	23,836	24,400
	Amgen Inc.	3.625%	5/15/22	5,872	6,112
	Amgen Inc.	2.250%	8/19/23	12,112	12,461
	Amgen Inc.	3.625%	5/22/24	23,557	25,303
	Amgen Inc.	1.900%	2/21/25	4,285	4,333
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,037	4,172
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	44,918	47,207
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,997	16,120
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	8,525	8,763
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	8,784	9,013
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	13,014	13,937
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	41,516	46,264
2	Anheuser-Busch North American Holding Corp.	3.750%	1/15/22	750	774
	Archer-Daniels-Midland Co.	4.479%	3/1/21	5,018	5,164
	Archer-Daniels-Midland Co.	3.375%	3/15/22	4,744	4,921
	AstraZeneca plc	2.375%	6/12/22	16,435	16,786
	AstraZeneca plc	3.500%	8/17/23	16,914	18,056
	BAT Capital Corp.	2.764%	8/15/22	23,262	23,824
	BAT Capital Corp.	3.222%	8/15/24	47,554	49,900
	BAT Capital Corp.	2.789%	9/6/24	17,985	18,531
	Baxter International Inc.	1.700%	8/15/21	5,808	5,849
	Beam Suntory Inc.	3.250%	5/15/22	3,703	3,810
	Becton Dickinson & Co.	3.125%	11/8/21	15,709	16,099
	Becton Dickinson & Co.	2.894%	6/6/22	30,719	31,584
	Becton Dickinson & Co.	3.363%	6/6/24	29,218	31,051
	Becton Dickinson & Co.	3.734%	12/15/24	24,454	26,719
	Biogen Inc.	3.625%	9/15/22	9,967	10,514
	Boston Scientific Corp.	3.375%	5/15/22	5,620	5,862
	Boston Scientific Corp.	3.450%	3/1/24	14,932	15,975

23

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Bristol-Myers Squibb Co.	2.875%	2/19/21	10,875	11,015
2	Bristol-Myers Squibb Co.	2.550%	5/14/21	17,888	18,128
2	Bristol-Myers Squibb Co.	2.250%	8/15/21	2,695	2,725
2	Bristol-Myers Squibb Co.	2.600%	5/16/22	20,662	21,186
	Bristol-Myers Squibb Co.	2.000%	8/1/22	12,076	12,285
2	Bristol-Myers Squibb Co.	3.250%	8/15/22	15,134	15,768
2	Bristol-Myers Squibb Co.	3.550%	8/15/22	15,201	16,036
2	Bristol-Myers Squibb Co.	2.750%	2/15/23	18,768	19,465
2	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,180	5,406
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,425	1,690
2	Bristol-Myers Squibb Co.	4.000%	8/15/23	9,795	10,665
	Bristol-Myers Squibb Co.	3.250%	11/1/23	8,705	9,335
2	Bristol-Myers Squibb Co.	3.625%	5/15/24	17,159	18,596
2	Bristol-Myers Squibb Co.	2.900%	7/26/24	42,300	44,566
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	6,999	7,230
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,450	9,115
	Campbell Soup Co.	2.500%	8/2/22	12,057	12,255
	Campbell Soup Co.	3.650%	3/15/23	4,135	4,355
	Cardinal Health Inc.	2.616%	6/15/22	10,740	11,000
	Cardinal Health Inc.	3.200%	3/15/23	10,659	11,213
	Cardinal Health Inc.	3.079%	6/15/24	7,641	7,941
	Cardinal Health Inc.	3.500%	11/15/24	5,748	6,180
	Church & Dwight Co. Inc.	2.450%	8/1/22	7,398	7,530
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,233	3,330
	Cigna Corp.	3.400%	9/17/21	24,883	25,626
2	Cigna Corp.	4.750%	11/15/21	9,631	10,167
2	Cigna Corp.	3.900%	2/15/22	5,118	5,338
2	Cigna Corp.	4.000%	2/15/22	7,665	7,984
2	Cigna Corp.	3.050%	11/30/22	16,171	16,752
2	Cigna Corp.	3.000%	7/15/23	20,005	20,774
	Cigna Corp.	3.750%	7/15/23	25,482	27,203
2	Cigna Corp.	3.500%	6/15/24	15,510	16,453
	Clorox Co.	3.800%	11/15/21	3,454	3,593
	Clorox Co.	3.050%	9/15/22	10,123	10,495
	Clorox Co.	3.500%	12/15/24	7,936	8,579
	Coca-Cola Co.	1.550%	9/1/21	17,789	17,853
	Coca-Cola Co.	3.300%	9/1/21	20,116	20,719
	Coca-Cola Co.	2.200%	5/25/22	10,010	10,238
	Coca-Cola Co.	2.500%	4/1/23	11,243	11,674
	Coca-Cola Co.	3.200%	11/1/23	25,910	27,712
	Coca-Cola Co.	1.750%	9/6/24	9,100	9,266
	Coca-Cola European Partners plc	3.250%	8/19/21	674	689
	Colgate-Palmolive Co.	2.450%	11/15/21	5,685	5,810
	Colgate-Palmolive Co.	2.300%	5/3/22	6,220	6,361
	Colgate-Palmolive Co.	2.250%	11/15/22	6,478	6,650
	Colgate-Palmolive Co.	1.950%	2/1/23	1,485	1,514
	Colgate-Palmolive Co.	2.100%	5/1/23	7,332	7,516
	Colgate-Palmolive Co.	3.250%	3/15/24	9,159	9,848
	CommonSpirit Health	2.950%	11/1/22	6,967	7,227
	CommonSpirit Health	2.760%	10/1/24	11,230	11,797
	Conagra Brands Inc.	3.800%	10/22/21	23,112	23,914
	Conagra Brands Inc.	3.250%	9/15/22	1,200	1,242
	Conagra Brands Inc.	3.200%	1/25/23	8,025	8,322
	Conagra Brands Inc.	4.300%	5/1/24	18,409	20,032
	Constellation Brands Inc.	3.750%	5/1/21	7,803	7,998
	Constellation Brands Inc.	2.700%	5/9/22	10,328	10,561
	Constellation Brands Inc.	2.650%	11/7/22	11,174	11,454
	Constellation Brands Inc.	3.200%	2/15/23	7,554	7,893
	Constellation Brands Inc.	4.250%	5/1/23	14,136	15,199
	Constellation Brands Inc.	4.750%	11/15/24	7,325	8,280
	Covidien International Finance SA	3.200%	6/15/22	10,563	10,928
	Covidien International Finance SA	2.950%	6/15/23	3,280	3,429
	CVS Health Corp.	3.350%	3/9/21	38,834	39,588
	CVS Health Corp.	2.125%	6/1/21	25,613	25,759

24

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.500%	7/20/22	22,366	23,337
CVS Health Corp.	2.750%	12/1/22	22,521	23,185
CVS Health Corp.	4.750%	12/1/22	4,619	4,992
CVS Health Corp.	3.700%	3/9/23	90,862	95,930
CVS Health Corp.	4.000%	12/5/23	21,828	23,502
CVS Health Corp.	3.375%	8/12/24	20,516	21,777
CVS Health Corp.	2.625%	8/15/24	6,146	6,344
CVS Health Corp.	4.100%	3/25/25	225	246
DH Europe Finance II Sarl	2.050%	11/15/22	7,950	8,067
DH Europe Finance II Sarl	2.200%	11/15/24	13,583	13,951
Diageo Capital plc	2.625%	4/29/23	17,665	18,288
Diageo Capital plc	3.500%	9/18/23	5,750	6,134
Diageo Capital plc	2.125%	10/24/24	9,000	9,260
Diageo Investment Corp.	2.875%	5/11/22	19,842	20,405
Dignity Health	3.125%	11/1/22	4,389	4,568
Eli Lilly & Co.	2.350%	5/15/22	11,030	11,268
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,219	7,252
Estee Lauder Cos. Inc.	2.000%	12/1/24	9,391	9,620
Flowers Foods Inc.	4.375%	4/1/22	2,850	2,989
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	3,091
General Mills Inc.	3.200%	4/16/21	12,200	12,434
General Mills Inc.	3.150%	12/15/21	17,316	17,732
General Mills Inc.	2.600%	10/12/22	9,816	10,086
General Mills Inc.	3.700%	10/17/23	13,626	14,639
General Mills Inc.	3.650%	2/15/24	3,989	4,274
Gilead Sciences Inc.	4.500%	4/1/21	16,546	17,056
Gilead Sciences Inc.	4.400%	12/1/21	20,589	21,531
Gilead Sciences Inc.	1.950%	3/1/22	300	303
Gilead Sciences Inc.	3.250%	9/1/22	22,541	23,550
Gilead Sciences Inc.	2.500%	9/1/23	15,823	16,401
Gilead Sciences Inc.	3.700%	4/1/24	30,177	32,419
Gilead Sciences Inc.	3.500%	2/1/25	27,225	29,425
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	22,015	23,004
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	22,790	24,090
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,532	21,012
GlaxoSmithKline Capital plc	2.850%	5/8/22	20,371	20,991
GlaxoSmithKline Capital plc	2.875%	6/1/22	29,600	30,624
GlaxoSmithKline Capital plc	3.000%	6/1/24	16,433	17,570
Hasbro Inc.	3.150%	5/15/21	4,500	4,570
Hasbro Inc.	3.000%	11/19/24	2,840	2,947
HCA Inc.	4.750%	5/1/23	23,481	25,242
HCA Inc.	5.000%	3/15/24	23,888	26,396
Hershey Co.	3.100%	5/15/21	9,767	9,970
Hershey Co.	2.625%	5/1/23	750	774
Hershey Co.	3.375%	5/15/23	6,081	6,470
Hershey Co.	2.050%	11/15/24	2,461	2,532
JM Smucker Co.	3.500%	10/15/21	7,870	8,111
JM Smucker Co.	3.000%	3/15/22	9,757	10,024
Johnson & Johnson	1.950%	11/10/20	7,765	7,791
Johnson & Johnson	1.650%	3/1/21	22,840	22,903
Johnson & Johnson	3.550%	5/15/21	4,239	4,365
Johnson & Johnson	2.450%	12/5/21	3,991	4,084
Johnson & Johnson	2.250%	3/3/22	12,426	12,650
Johnson & Johnson	2.050%	3/1/23	6,290	6,441
Johnson & Johnson	6.730%	11/15/23	50	60
Johnson & Johnson	3.375%	12/5/23	12,841	13,949
Johnson & Johnson	2.625%	1/15/25	8,663	9,151
Kaiser Foundation Hospitals	3.500%	4/1/22	4,847	5,065
Kellogg Co.	3.125%	5/17/22	2,995	3,092
Kellogg Co.	2.650%	12/1/23	9,392	9,745
Keurig Dr Pepper Inc.	3.551%	5/25/21	25,652	26,272
Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	1,013
Keurig Dr Pepper Inc.	4.057%	5/25/23	20,730	22,263
Keurig Dr Pepper Inc.	3.130%	12/15/23	12,123	12,730

25

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimberly-Clark Corp.	2.400%	3/1/22	3,246	3,322
	Kimberly-Clark Corp.	2.400%	6/1/23	5,057	5,274
	Kraft Heinz Foods Co.	3.500%	7/15/22	3,513	3,582
	Kraft Heinz Foods Co.	4.000%	6/15/23	5,921	6,165
	Kroger Co.	2.950%	11/1/21	4,672	4,776
	Kroger Co.	3.400%	4/15/22	11,200	11,603
	Kroger Co.	2.800%	8/1/22	1,806	1,858
	Kroger Co.	3.850%	8/1/23	11,104	11,896
	Kroger Co.	4.000%	2/1/24	7,700	8,339
	Laboratory Corp. of America Holdings	3.200%	2/1/22	5,662	5,796
	Laboratory Corp. of America Holdings	3.750%	8/23/22	8,782	9,251
	Laboratory Corp. of America Holdings	4.000%	11/1/23	3,028	3,272
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,077	9,707
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,660	7,860
	Laboratory Corp. of America Holdings	3.600%	2/1/25	17,168	18,541
	McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,832
	McCormick & Co. Inc.	2.700%	8/15/22	9,472	9,702
	McCormick & Co. Inc.	3.150%	8/15/24	12,173	12,926
	McKesson Corp.	2.700%	12/15/22	3,700	3,828
	McKesson Corp.	2.850%	3/15/23	9,835	10,158
	McKesson Corp.	3.796%	3/15/24	15,547	16,669
	Medtronic Inc.	3.150%	3/15/22	19,509	20,211
	Medtronic Inc.	2.750%	4/1/23	5,899	6,156
	Medtronic Inc.	3.625%	3/15/24	200	216
	Merck & Co. Inc.	2.350%	2/10/22	21,738	22,253
	Merck & Co. Inc.	2.400%	9/15/22	20,350	20,981
	Merck & Co. Inc.	2.800%	5/18/23	28,151	29,421
	Merck & Co. Inc.	2.900%	3/7/24	9,100	9,643
	Merck & Co. Inc.	2.750%	2/10/25	36,607	38,795
	Molson Coors Beverage Co.	2.100%	7/15/21	20,263	20,376
	Molson Coors Beverage Co.	3.500%	5/1/22	4,237	4,390
2	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,150	6,256
	Mondelez International Inc.	3.625%	5/7/23	8,509	9,040
	Mondelez International Inc.	4.000%	2/1/24	8,244	8,963
	Mylan Inc.	4.200%	11/29/23	8,140	8,786
	Mylan NV	3.150%	6/15/21	18,946	19,253
	Novartis Capital Corp.	2.400%	5/17/22	12,165	12,472
	Novartis Capital Corp.	2.400%	9/21/22	27,802	28,604
	Novartis Capital Corp.	3.400%	5/6/24	33,591	36,280
	Novartis Capital Corp.	1.750%	2/14/25	11,000	11,186
	PepsiCo Inc.	2.000%	4/15/21	13,435	13,526
	PepsiCo Inc.	3.000%	8/25/21	14,115	14,467
	PepsiCo Inc.	1.700%	10/6/21	18,835	18,970
	PepsiCo Inc.	2.750%	3/5/22	21,654	22,294
	PepsiCo Inc.	2.250%	5/2/22	6,940	7,084
	PepsiCo Inc.	3.100%	7/17/22	19,212	19,949
	PepsiCo Inc.	2.750%	3/1/23	15,172	15,798
	PepsiCo Inc.	3.600%	3/1/24	15,932	17,257
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	4,044	4,137
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,460	11,031
	Pfizer Inc.	1.950%	6/3/21	25,299	25,576
	Pfizer Inc.	3.000%	9/15/21	11,770	12,071
	Pfizer Inc.	2.200%	12/15/21	19,498	19,827
	Pfizer Inc.	2.800%	3/11/22	12,410	12,798
	Pfizer Inc.	3.000%	6/15/23	15,096	15,961
	Pfizer Inc.	5.800%	8/12/23	1,634	1,873
	Pfizer Inc.	3.200%	9/15/23	11,700	12,424
	Pfizer Inc.	2.950%	3/15/24	5,175	5,476
	Pfizer Inc.	3.400%	5/15/24	16,543	17,894
	Philip Morris International Inc.	1.875%	2/25/21	9,245	9,270
	Philip Morris International Inc.	4.125%	5/17/21	6,200	6,392
	Philip Morris International Inc.	2.900%	11/15/21	8,848	9,064
	Philip Morris International Inc.	2.625%	2/18/22	10,853	11,080
	Philip Morris International Inc.	2.375%	8/17/22	10,408	10,600

26

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	2.500%	8/22/22	7,614	7,823
	Philip Morris International Inc.	2.500%	11/2/22	12,996	13,356
	Philip Morris International Inc.	2.625%	3/6/23	9,062	9,335
	Philip Morris International Inc.	2.125%	5/10/23	10,490	10,690
	Philip Morris International Inc.	3.600%	11/15/23	4,010	4,298
	Philip Morris International Inc.	2.875%	5/1/24	9,335	9,803
	Philip Morris International Inc.	3.250%	11/10/24	14,541	15,514
1	Procter & Gamble - Esop	9.360%	1/1/21	311	323
	Procter & Gamble Co.	1.850%	2/2/21	8,755	8,796
	Procter & Gamble Co.	1.700%	11/3/21	14,973	15,088
	Procter & Gamble Co.	2.300%	2/6/22	15,294	15,610
	Procter & Gamble Co.	2.150%	8/11/22	6,142	6,270
	Procter & Gamble Co.	3.100%	8/15/23	20,029	21,290
	Quest Diagnostics Inc.	4.700%	4/1/21	5,574	5,777
	Quest Diagnostics Inc.	4.250%	4/1/24	5,867	6,458
	Reynolds American Inc.	4.000%	6/12/22	7,546	7,932
	Reynolds American Inc.	4.850%	9/15/23	14,981	16,534
	Sanofi	4.000%	3/29/21	27,679	28,511
	Sanofi	3.375%	6/19/23	17,393	18,538
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	52,758	53,438
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	42,803	44,416
	SSM Health Care Corp.	3.688%	6/1/23	7,575	8,098
	Stryker Corp.	2.625%	3/15/21	10,771	10,898
	Stryker Corp.	3.375%	5/15/24	9,125	9,800
	Sysco Corp.	2.500%	7/15/21	7,124	7,217
	Sysco Corp.	2.600%	6/12/22	7,208	7,374
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	21,655	22,558
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	20,310	22,271
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	24,021	25,132
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	10,388	11,431
	Tyson Foods Inc.	2.250%	8/23/21	14,473	14,631
	Tyson Foods Inc.	4.500%	6/15/22	22,134	23,412
	Tyson Foods Inc.	3.900%	9/28/23	4,683	5,052
	Tyson Foods Inc.	3.950%	8/15/24	18,165	19,830
	Unilever Capital Corp.	2.750%	3/22/21	6,806	6,902
	Unilever Capital Corp.	1.375%	7/28/21	11,537	11,575
	Unilever Capital Corp.	3.000%	3/7/22	11,450	11,865
	Unilever Capital Corp.	2.200%	5/5/22	10,026	10,247
	Unilever Capital Corp.	3.125%	3/22/23	7,225	7,635
	Unilever Capital Corp.	3.250%	3/7/24	10,604	11,315
	Unilever Capital Corp.	2.600%	5/5/24	14,173	14,796
	Whirlpool Corp.	4.850%	6/15/21	2,388	2,484
	Whirlpool Corp.	4.700%	6/1/22	4,350	4,628
	Whirlpool Corp.	4.000%	3/1/24	4,345	4,681
	Wyeth LLC	6.450%	2/1/24	9,325	11,158
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	3,875	3,993
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,707	12,108
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	5,506	5,850
	Zoetis Inc.	3.250%	8/20/21	4,415	4,519
	Zoetis Inc.	3.250%	2/1/23	14,465	15,155
	Energy (7.5%)
	Apache Corp.	3.625%	2/1/21	1,966	1,993
	Apache Corp.	3.250%	4/15/22	4,449	4,535
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	21,974	22,785
	Boardwalk Pipelines LP	3.375%	2/1/23	6,470	6,674
	Boardwalk Pipelines LP	4.950%	12/15/24	6,098	6,677
	BP Capital Markets America Inc.	4.742%	3/11/21	12,497	12,887
	BP Capital Markets America Inc.	2.112%	9/16/21	7,304	7,405
	BP Capital Markets America Inc.	3.245%	5/6/22	28,195	29,323
	BP Capital Markets America Inc.	2.520%	9/19/22	15,295	15,761
	BP Capital Markets America Inc.	2.750%	5/10/23	24,270	25,087
	BP Capital Markets America Inc.	3.216%	11/28/23	10,205	10,837

27

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.790%	2/6/24	10,890	11,754
	BP Capital Markets America Inc.	3.224%	4/14/24	14,285	15,275
	BP Capital Markets plc	3.561%	11/1/21	19,330	20,086
	BP Capital Markets plc	3.062%	3/17/22	14,174	14,668
	BP Capital Markets plc	3.245%	5/6/22	8,493	8,833
	BP Capital Markets plc	2.500%	11/6/22	18,490	19,034
	BP Capital Markets plc	3.994%	9/26/23	8,720	9,454
	BP Capital Markets plc	3.814%	2/10/24	27,717	30,019
	BP Capital Markets plc	3.535%	11/4/24	9,024	9,768
	Canadian Natural Resources Ltd.	3.450%	11/15/21	12,448	12,773
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,077	8,385
	Canadian Natural Resources Ltd.	3.800%	4/15/24	12,444	13,240
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,661	5,055
	Cenovus Energy Inc.	3.000%	8/15/22	7,084	7,237
	Cenovus Energy Inc.	3.800%	9/15/23	4,855	5,054
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	23,289	26,346
	Chevron Corp.	2.419%	11/17/20	9,000	9,058
	Chevron Corp.	2.100%	5/16/21	22,533	22,740
	Chevron Corp.	2.411%	3/3/22	9,240	9,454
	Chevron Corp.	2.498%	3/3/22	10,084	10,356
	Chevron Corp.	2.355%	12/5/22	32,668	33,433
	Chevron Corp.	2.566%	5/16/23	10,523	10,888
	Chevron Corp.	3.191%	6/24/23	35,916	37,780
	Chevron Corp.	2.895%	3/3/24	8,600	9,040
	Cimarex Energy Co.	4.375%	6/1/24	11,692	12,336
	Concho Resources Inc.	4.375%	1/15/25	7,779	8,032
	ConocoPhillips Co.	2.400%	12/15/22	817	834
	ConocoPhillips Co.	3.350%	11/15/24	6,794	7,370
	Continental Resources Inc.	5.000%	9/15/22	755	752
	Continental Resources Inc.	4.500%	4/15/23	27,212	28,164
	Continental Resources Inc.	3.800%	6/1/24	21,841	22,114
	Diamondback Energy Inc.	2.875%	12/1/24	20,790	20,875
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	8,790	8,849
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	3,950	4,175
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	6,400	6,577
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	4,184	4,492
	Enable Midstream Partners LP	3.900%	5/15/24	7,024	7,167
	Enbridge Energy Partners LP	4.200%	9/15/21	9,389	9,729
	Enbridge Inc.	2.900%	7/15/22	7,707	7,914
	Enbridge Inc.	4.000%	10/1/23	11,397	12,191
	Enbridge Inc.	3.500%	6/10/24	7,817	8,319
	Enbridge Inc.	2.500%	1/15/25	7,873	8,103
	Energy Transfer Operating LP	4.650%	6/1/21	18,338	18,906
	Energy Transfer Operating LP	5.200%	2/1/22	14,333	15,122
	Energy Transfer Operating LP	3.600%	2/1/23	18,972	19,662
	Energy Transfer Operating LP	4.250%	3/15/23	16,625	17,593
	Energy Transfer Operating LP	4.200%	9/15/23	5,084	5,444
	Energy Transfer Operating LP	5.875%	1/15/24	16,928	18,957
	Energy Transfer Operating LP	4.900%	2/1/24	4,745	5,215
	Energy Transfer Operating LP	4.500%	4/15/24	7,931	8,584
	Energy Transfer Operating LP	2.900%	5/15/25	2,000	2,037
	Enterprise Products Operating LLC	2.800%	2/15/21	7,063	7,135
	Enterprise Products Operating LLC	2.850%	4/15/21	11,443	11,595
	Enterprise Products Operating LLC	3.500%	2/1/22	12,347	12,824
	Enterprise Products Operating LLC	4.050%	2/15/22	14,138	14,839
	Enterprise Products Operating LLC	3.350%	3/15/23	15,547	16,262
	Enterprise Products Operating LLC	3.900%	2/15/24	11,425	12,351
	Enterprise Products Operating LLC	3.750%	2/15/25	13,338	14,504
1	Enterprise Products Operating LLC	4.875%	8/16/77	6,900	7,041
	EOG Resources Inc.	4.100%	2/1/21	9,319	9,528
	EOG Resources Inc.	2.625%	3/15/23	16,253	16,793
	EQM Midstream Partners LP	4.750%	7/15/23	6,525	6,003
	EQM Midstream Partners LP	4.000%	8/1/24	4,796	4,232
	EQT Corp.	4.875%	11/15/21	7,106	6,982

28

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.222%	3/1/21	27,850	28,052
	Exxon Mobil Corp.	2.397%	3/6/22	22,793	23,322
	Exxon Mobil Corp.	1.902%	8/16/22	13,850	14,104
	Exxon Mobil Corp.	2.726%	3/1/23	34,943	36,367
	Exxon Mobil Corp.	3.176%	3/15/24	1,450	1,540
	Exxon Mobil Corp.	2.019%	8/16/24	17,365	17,737
	Halliburton Co.	3.250%	11/15/21	7,879	8,097
	Halliburton Co.	3.500%	8/1/23	16,069	16,909
	Hess Corp.	3.500%	7/15/24	3,819	3,995
	Husky Energy Inc.	3.950%	4/15/22	6,539	6,784
	Husky Energy Inc.	4.000%	4/15/24	12,255	12,910
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	11,438	11,636
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,384	6,650
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	8,032	8,402
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,807	5,017
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	13,850	14,502
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,059	10,489
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	5,522	5,787
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,467	6,958
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	9,375	10,194
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	14,324	15,731
	Kinder Morgan Inc.	3.150%	1/15/23	16,822	17,448
	Marathon Oil Corp.	2.800%	11/1/22	17,200	17,455
	Marathon Petroleum Corp.	3.400%	12/15/20	18,925	19,151
	Marathon Petroleum Corp.	5.125%	3/1/21	7,258	7,463
	Marathon Petroleum Corp.	4.750%	12/15/23	4,477	4,868
	Marathon Petroleum Corp.	3.625%	9/15/24	6,291	6,715
2	MPLX LP	3.500%	12/1/22	8,850	9,204
	MPLX LP	3.375%	3/15/23	9,597	10,065
	MPLX LP	4.500%	7/15/23	21,272	23,024
2	MPLX LP	6.375%	5/1/24	1,050	1,091
	MPLX LP	4.875%	12/1/24	20,702	22,866
2	MPLX LP	5.250%	1/15/25	8,740	9,250
	MPLX LP	4.000%	2/15/25	6,905	7,378
	National Fuel Gas Co.	4.900%	12/1/21	7,039	7,390
	National Fuel Gas Co.	3.750%	3/1/23	8,125	8,478
	National Oilwell Varco Inc.	2.600%	12/1/22	5,349	5,497
	Newfield Exploration Co.	5.750%	1/30/22	10,113	10,720
	Newfield Exploration Co.	5.625%	7/1/24	16,571	18,034
	Noble Energy Inc.	3.900%	11/15/24	9,713	10,320
	Occidental Petroleum Corp.	4.850%	3/15/21	8,466	8,715
	Occidental Petroleum Corp.	2.600%	8/13/21	23,868	24,023
	Occidental Petroleum Corp.	3.125%	2/15/22	19,053	19,527
	Occidental Petroleum Corp.	2.600%	4/15/22	4,720	4,810
	Occidental Petroleum Corp.	2.700%	8/15/22	22,066	22,379
	Occidental Petroleum Corp.	2.700%	2/15/23	14,853	14,979
	Occidental Petroleum Corp.	6.950%	7/1/24	10,207	11,974
	Occidental Petroleum Corp.	2.900%	8/15/24	47,688	48,323
	ONEOK Inc.	4.250%	2/1/22	6,129	6,364
	ONEOK Inc.	7.500%	9/1/23	10,675	12,544
	ONEOK Inc.	2.750%	9/1/24	9,192	9,495
	ONEOK Partners LP	3.375%	10/1/22	13,203	13,657
	ONEOK Partners LP	5.000%	9/15/23	7,425	8,130
	Ovintiv Inc.	3.900%	11/15/21	8,419	8,671
	Petro-Canada	9.250%	10/15/21	4,561	5,114
	Phillips 66	4.300%	4/1/22	29,328	31,036
	Phillips 66 Partners LP	2.450%	12/15/24	3,649	3,760
	Phillips 66 Partners LP	3.605%	2/15/25	8,897	9,435
	Pioneer Natural Resources Co.	3.450%	1/15/21	7,052	7,151
	Pioneer Natural Resources Co.	3.950%	7/15/22	7,141	7,513
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	10,391	10,680
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	7,190	7,337
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	11,035	11,489
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	14,851	15,454

29

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	17,369	18,498
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	8,979	9,563
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	8,455	9,068
Sabine Pass Liquefaction LLC	6.250%	3/15/22	16,445	17,637
Sabine Pass Liquefaction LLC	5.625%	4/15/23	21,420	23,428
Sabine Pass Liquefaction LLC	5.750%	5/15/24	31,400	35,247
Schlumberger Investment SA	3.650%	12/1/23	23,065	24,624
Shell International Finance BV	1.875%	5/10/21	27,575	27,700
Shell International Finance BV	1.750%	9/12/21	17,187	17,267
Shell International Finance BV	2.375%	8/21/22	22,165	22,707
Shell International Finance BV	2.250%	1/6/23	18,661	19,090
Shell International Finance BV	3.400%	8/12/23	13,731	14,603
Shell International Finance BV	3.500%	11/13/23	1,000	1,064
Shell International Finance BV	2.000%	11/7/24	26,925	27,461
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	5,145	5,293
Spectra Energy Partners LP	4.750%	3/15/24	18,251	20,082
Suncor Energy Inc.	3.600%	12/1/24	10,703	11,529
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	13,707	14,021
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,417	3,605
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	3,620	3,759
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	13,835	14,831
TC PipeLines LP	4.650%	6/15/21	2,708	2,796
TechnipFMC plc	3.450%	10/1/22	6,579	6,806
Total Capital Canada Ltd.	2.750%	7/15/23	24,326	25,411
Total Capital International SA	2.750%	6/19/21	9,829	9,982
Total Capital International SA	2.218%	7/12/21	5,500	5,558
Total Capital International SA	2.875%	2/17/22	13,787	14,178
Total Capital International SA	2.700%	1/25/23	15,174	15,665
Total Capital International SA	3.700%	1/15/24	16,039	17,330
Total Capital International SA	3.750%	4/10/24	19,468	21,134
Total Capital International SA	2.434%	1/10/25	12,508	12,943
Total Capital SA	4.250%	12/15/21	2,850	2,992
TransCanada PipeLines Ltd.	2.500%	8/1/22	15,109	15,312
TransCanada PipeLines Ltd.	3.750%	10/16/23	12,257	13,039
Western Midstream Operating LP	5.375%	6/1/21	6,723	6,938
Western Midstream Operating LP	4.000%	7/1/22	10,988	11,299
Western Midstream Operating LP	3.100%	2/1/25	14,025	14,014
Williams Cos. Inc.	7.875%	9/1/21	2,900	3,164
Williams Cos. Inc.	4.000%	11/15/21	12,350	12,803
Williams Cos. Inc.	3.600%	3/15/22	21,051	21,722
Williams Cos. Inc.	3.350%	8/15/22	15,813	16,262
Williams Cos. Inc.	3.700%	1/15/23	13,846	14,466
Williams Cos. Inc.	4.500%	11/15/23	9,789	10,598
Williams Cos. Inc.	4.300%	3/4/24	17,770	19,264
Williams Cos. Inc.	4.550%	6/24/24	5,675	6,219
Williams Cos. Inc.	3.900%	1/15/25	10,159	10,838
Other Industrial (0.1%)
Cintas Corp. No. 2	4.300%	6/1/21	2,015	2,072
Cintas Corp. No. 2	2.900%	4/1/22	8,015	8,213
Cintas Corp. No. 2	3.250%	6/1/22	4,575	4,732
Fluor Corp.	3.500%	12/15/24	7,838	7,529
Technology (9.1%)
Adobe Inc.	1.700%	2/1/23	6,122	6,208
Adobe Inc.	1.900%	2/1/25	6,044	6,172
Adobe Inc.	3.250%	2/1/25	16,564	17,880
Alphabet Inc.	3.625%	5/19/21	10,521	10,817
Alphabet Inc.	3.375%	2/25/24	10,265	11,094
Altera Corp.	4.100%	11/15/23	12,378	13,568
Amphenol Corp.	3.200%	4/1/24	5,350	5,647

30

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	2.050%	3/1/25	3,000	3,040
	Analog Devices Inc.	2.500%	12/5/21	9,345	9,518
	Analog Devices Inc.	2.875%	6/1/23	8,256	8,565
	Analog Devices Inc.	3.125%	12/5/23	8,075	8,496
	Apple Inc.	2.250%	2/23/21	10,000	10,070
	Apple Inc.	2.850%	5/6/21	38,109	38,784
	Apple Inc.	1.550%	8/4/21	25,345	25,459
	Apple Inc.	2.150%	2/9/22	26,093	26,577
	Apple Inc.	2.500%	2/9/22	36,324	37,206
	Apple Inc.	2.300%	5/11/22	21,195	21,651
	Apple Inc.	2.700%	5/13/22	30,962	31,879
	Apple Inc.	2.100%	9/12/22	11,444	11,666
	Apple Inc.	2.400%	1/13/23	27,609	28,444
	Apple Inc.	2.850%	2/23/23	17,784	18,559
	Apple Inc.	2.400%	5/3/23	72,785	74,993
	Apple Inc.	3.000%	2/9/24	33,674	35,672
	Apple Inc.	3.450%	5/6/24	45,433	49,196
	Apple Inc.	2.850%	5/11/24	31,152	32,883
	Apple Inc.	1.800%	9/11/24	7,714	7,816
	Apple Inc.	2.750%	1/13/25	17,097	18,036
	Apple Inc.	2.500%	2/9/25	10,925	11,464
	Applied Materials Inc.	4.300%	6/15/21	6,800	7,059
	Arrow Electronics Inc.	3.500%	4/1/22	4,521	4,661
	Arrow Electronics Inc.	4.500%	3/1/23	4,350	4,611
	Arrow Electronics Inc.	3.250%	9/8/24	8,905	9,249
	Autodesk Inc.	3.600%	12/15/22	2,593	2,715
	Avnet Inc.	3.750%	12/1/21	4,175	4,298
	Avnet Inc.	4.875%	12/1/22	5,475	5,856
	Baidu Inc.	2.875%	7/6/22	6,925	7,079
	Baidu Inc.	3.500%	11/28/22	10,199	10,618
	Baidu Inc.	3.875%	9/29/23	20,630	21,952
	Baidu Inc.	4.375%	5/14/24	12,600	13,742
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	50,813	51,804
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	18,464	18,814
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	50,008	52,377
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	18,066	18,662
2	Broadcom Inc.	3.125%	4/15/21	20,917	21,245
2	Broadcom Inc.	3.125%	10/15/22	27,033	27,913
2	Broadcom Inc.	3.625%	10/15/24	14,803	15,598
	CA Inc.	3.600%	8/15/22	7,538	7,792
	Cadence Design Systems Inc.	4.375%	10/15/24	5,382	5,988
	Cisco Systems Inc.	2.900%	3/4/21	10,111	10,250
	Cisco Systems Inc.	1.850%	9/20/21	26,885	27,079
	Cisco Systems Inc.	3.000%	6/15/22	6,530	6,779
	Cisco Systems Inc.	2.600%	2/28/23	12,940	13,404
	Cisco Systems Inc.	2.200%	9/20/23	12,240	12,582
	Cisco Systems Inc.	3.625%	3/4/24	12,338	13,411
	Corning Inc.	2.900%	5/15/22	6,788	6,979
2	Dell International LLC / EMC Corp.	4.420%	6/15/21	65,900	68,082
2	Dell International LLC / EMC Corp.	5.450%	6/15/23	54,568	60,026
2	Dell International LLC / EMC Corp.	4.000%	7/15/24	16,400	17,578
	DXC Technology Co.	4.250%	4/15/24	7,750	8,302
	Equifax Inc.	2.300%	6/1/21	5,578	5,628
	Equifax Inc.	3.600%	8/15/21	4,204	4,320
	Equifax Inc.	3.300%	12/15/22	8,972	9,361
	Equifax Inc.	3.950%	6/15/23	5,621	6,015
	Equifax Inc.	2.600%	12/1/24	8,684	8,971
	Equinix Inc.	2.625%	11/18/24	21,040	21,584
	Fidelity National Information Services Inc.	3.500%	4/15/23	16,139	16,988
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,068	4,418
	Fiserv Inc.	4.750%	6/15/21	2,155	2,240
	Fiserv Inc.	3.500%	10/1/22	12,019	12,565
	Fiserv Inc.	3.800%	10/1/23	15,985	17,108
	Fiserv Inc.	2.750%	7/1/24	36,346	37,728

31

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000
	Flex Ltd.	5.000%	2/15/23	5,343	5,803
	FLIR Systems Inc.	3.125%	6/15/21	6,418	6,543
	Global Payments Inc.	2.650%	2/15/25	16,511	17,090
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	22,000	22,203
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	6,583	6,768
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	26,601	28,368
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	15,490	15,699
	HP Inc.	4.300%	6/1/21	7,357	7,585
	HP Inc.	4.375%	9/15/21	4,043	4,188
	HP Inc.	4.650%	12/9/21	7,457	7,841
	HP Inc.	4.050%	9/15/22	6,475	6,854
	IBM Credit LLC	3.450%	11/30/20	11,033	11,207
	IBM Credit LLC	1.800%	1/20/21	25	25
	IBM Credit LLC	3.600%	11/30/21	9,885	10,274
	IBM Credit LLC	2.200%	9/8/22	6,325	6,468
	IBM Credit LLC	3.000%	2/6/23	7,031	7,349
	Intel Corp.	1.700%	5/19/21	15,995	16,064
	Intel Corp.	3.300%	10/1/21	28,291	29,169
	Intel Corp.	2.350%	5/11/22	13,929	14,217
	Intel Corp.	3.100%	7/29/22	10,383	10,836
	Intel Corp.	2.700%	12/15/22	26,396	27,380
	Intel Corp.	2.875%	5/11/24	21,922	23,176
	International Business Machines Corp.	2.250%	2/19/21	13,711	13,851
	International Business Machines Corp.	2.800%	5/13/21	23,804	24,296
	International Business Machines Corp.	2.900%	11/1/21	9,045	9,321
	International Business Machines Corp.	2.500%	1/27/22	10,934	11,181
	International Business Machines Corp.	2.850%	5/13/22	48,625	50,120
	International Business Machines Corp.	1.875%	8/1/22	12,133	12,295
	International Business Machines Corp.	2.875%	11/9/22	16,325	16,919
	International Business Machines Corp.	3.375%	8/1/23	24,683	26,288
	International Business Machines Corp.	3.625%	2/12/24	27,986	30,170
	International Business Machines Corp.	3.000%	5/15/24	55,150	58,387
	Jabil Inc.	5.625%	12/15/20	4,712	4,844
	Jabil Inc.	4.700%	9/15/22	3,948	4,223
	Juniper Networks Inc.	4.500%	3/15/24	11,887	13,097
	KLA Corp.	4.125%	11/1/21	7,763	8,092
	KLA Corp.	4.650%	11/1/24	16,938	19,021
	Lam Research Corp.	2.800%	6/15/21	12,674	12,882
	Marvell Technology Group Ltd.	4.200%	6/22/23	8,499	9,094
	Maxim Integrated Products Inc.	3.375%	3/15/23	6,712	7,048
	Microchip Technology Inc.	3.922%	6/1/21	11,025	11,313
	Microchip Technology Inc.	4.333%	6/1/23	17,375	18,563
	Micron Technology Inc.	4.640%	2/6/24	7,250	7,866
	Microsoft Corp.	1.550%	8/8/21	32,107	32,259
	Microsoft Corp.	2.400%	2/6/22	29,210	29,824
	Microsoft Corp.	2.375%	2/12/22	38,464	39,270
	Microsoft Corp.	2.650%	11/3/22	21,051	21,785
	Microsoft Corp.	2.125%	11/15/22	13,508	13,829
	Microsoft Corp.	2.375%	5/1/23	19,285	19,916
	Microsoft Corp.	2.000%	8/8/23	26,422	27,026
	Microsoft Corp.	3.625%	12/15/23	16,946	18,318
	Microsoft Corp.	2.875%	2/6/24	35,236	37,233
	Microsoft Corp.	2.700%	2/12/25	25,196	26,674
	Motorola Solutions Inc.	3.750%	5/15/22	7,380	7,699
	Motorola Solutions Inc.	3.500%	3/1/23	10,251	10,726
	Motorola Solutions Inc.	4.000%	9/1/24	9,256	10,068
	NetApp Inc.	3.375%	6/15/21	7,509	7,654
	NetApp Inc.	3.300%	9/29/24	6,385	6,749
	NVIDIA Corp.	2.200%	9/16/21	15,617	15,818
2	NXP BV / NXP Funding LLC	4.875%	3/1/24	12,088	13,251
	Oracle Corp.	2.800%	7/8/21	19,844	20,266
	Oracle Corp.	1.900%	9/15/21	60,866	61,349
	Oracle Corp.	2.500%	5/15/22	24,423	24,976
	Oracle Corp.	2.500%	10/15/22	42,140	43,327

32

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.625%	2/15/23	28,153	29,134
	Oracle Corp.	3.625%	7/15/23	19,170	20,564
	Oracle Corp.	2.400%	9/15/23	28,374	29,286
	Oracle Corp.	3.400%	7/8/24	30,772	33,063
	Oracle Corp.	2.950%	11/15/24	33,135	35,119
	PayPal Holdings Inc.	2.200%	9/26/22	15,925	16,250
	PayPal Holdings Inc.	2.400%	10/1/24	23,217	23,850
	QUALCOMM Inc.	3.000%	5/20/22	33,693	34,859
	QUALCOMM Inc.	2.600%	1/30/23	11,857	12,226
	QUALCOMM Inc.	2.900%	5/20/24	31,329	32,834
	salesforce.com Inc.	3.250%	4/11/23	15,700	16,539
	Seagate HDD Cayman	4.250%	3/1/22	5,834	5,994
	Seagate HDD Cayman	4.750%	6/1/23	5,535	5,867
	Seagate HDD Cayman	4.875%	3/1/24	10,090	10,771
	Seagate HDD Cayman	4.750%	1/1/25	4,815	5,104
	Tech Data Corp.	3.700%	2/15/22	7,405	7,631
	Texas Instruments Inc.	2.750%	3/12/21	9,036	9,161
	Texas Instruments Inc.	1.850%	5/15/22	6,740	6,816
	Texas Instruments Inc.	2.250%	5/1/23	1,250	1,286
	Texas Instruments Inc.	2.625%	5/15/24	6,750	7,056
	Total System Services Inc.	3.800%	4/1/21	7,159	7,331
	Total System Services Inc.	3.750%	6/1/23	8,721	9,257
	Total System Services Inc.	4.000%	6/1/23	10,350	11,102
	Trimble Inc.	4.150%	6/15/23	4,436	4,702
	Trimble Inc.	4.750%	12/1/24	6,202	6,894
	Tyco Electronics Group SA	4.875%	1/15/21	180	185
	Tyco Electronics Group SA	3.500%	2/3/22	10,929	11,294
	Tyco Electronics Group SA	3.450%	8/1/24	6,700	7,159
	Verisk Analytics Inc.	5.800%	5/1/21	7,060	7,384
	Verisk Analytics Inc.	4.125%	9/12/22	7,704	8,158
	VMware Inc.	2.300%	8/21/20	12,517	12,536
	VMware Inc.	2.950%	8/21/22	23,173	23,850
	Xilinx Inc.	3.000%	3/15/21	7,416	7,530
	Xilinx Inc.	2.950%	6/1/24	11,150	11,667
	Transportation (1.7%)
1	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	7,915	8,361
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,427	8,665
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	9,426	9,726
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	12,741	13,220
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,488	13,028
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,981	10,741
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,724	9,455
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	11,476	12,394
	Canadian National Railway Co.	2.850%	12/15/21	5,025	5,134
	Canadian National Railway Co.	2.950%	11/21/24	4,465	4,736
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,507
	Canadian Pacific Railway Co.	4.450%	3/15/23	3,350	3,605
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,613	10,138
1	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	4,611	4,872
1	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	7,015	7,499
	CSX Corp.	4.250%	6/1/21	8,840	9,086
	CSX Corp.	3.700%	11/1/23	3,320	3,575
	CSX Corp.	3.400%	8/1/24	12,223	13,147
1	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,647	4,013
1	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	4,716	5,044
	Delta Air Lines Inc.	2.600%	12/4/20	12,900	12,999
	Delta Air Lines Inc.	3.400%	4/19/21	6,200	6,311
	Delta Air Lines Inc.	3.625%	3/15/22	17,222	17,836
	Delta Air Lines Inc.	3.800%	4/19/23	8,000	8,361
	Delta Air Lines Inc.	2.900%	10/28/24	13,500	13,902
	FedEx Corp.	3.400%	1/14/22	2,688	2,783

33

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
FedEx Corp.	2.625%	8/1/22	8,005	8,195
FedEx Corp.	4.000%	1/15/24	15,636	16,968
FedEx Corp.	3.200%	2/1/25	9,347	9,939
JB Hunt Transport Services Inc.	3.300%	8/15/22	5,993	6,224
Kansas City Southern	3.000%	5/15/23	3,887	4,030
Norfolk Southern Corp.	3.250%	12/1/21	9,415	9,674
Norfolk Southern Corp.	3.000%	4/1/22	10,252	10,541
Norfolk Southern Corp.	2.903%	2/15/23	12,439	12,907
Norfolk Southern Corp.	3.850%	1/15/24	2,804	3,027
Ryder System Inc.	3.500%	6/1/21	3,423	3,501
Ryder System Inc.	2.250%	9/1/21	5,450	5,501
Ryder System Inc.	3.450%	11/15/21	1,750	1,804
Ryder System Inc.	2.800%	3/1/22	8,147	8,329
Ryder System Inc.	2.875%	6/1/22	8,175	8,405
Ryder System Inc.	2.500%	9/1/22	2,585	2,637
Ryder System Inc.	3.400%	3/1/23	7,920	8,309
Ryder System Inc.	3.750%	6/9/23	9,756	10,370
Ryder System Inc.	3.875%	12/1/23	2,998	3,212
Ryder System Inc.	3.650%	3/18/24	6,136	6,550
Ryder System Inc.	2.500%	9/1/24	13,825	14,136
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,877
Union Pacific Corp.	3.200%	6/8/21	7,249	7,388
Union Pacific Corp.	2.950%	3/1/22	9,385	9,674
Union Pacific Corp.	4.163%	7/15/22	12,041	12,715
Union Pacific Corp.	2.950%	1/15/23	8,067	8,364
Union Pacific Corp.	2.750%	4/15/23	3,329	3,448
Union Pacific Corp.	3.500%	6/8/23	5,059	5,368
Union Pacific Corp.	3.646%	2/15/24	7,680	8,284
Union Pacific Corp.	3.150%	3/1/24	5,905	6,275
Union Pacific Corp.	3.750%	3/15/24	7,868	8,519
Union Pacific Corp.	3.250%	1/15/25	4,226	4,528
United Parcel Service Inc.	2.050%	4/1/21	7,645	7,694
United Parcel Service Inc.	2.350%	5/16/22	16,799	17,147
United Parcel Service Inc.	2.450%	10/1/22	14,049	14,346
United Parcel Service Inc.	2.500%	4/1/23	15,022	15,510
United Parcel Service Inc.	2.800%	11/15/24	15,950	16,806
				16,644,481
Utilities (4.3%)
Electric (4.0%)
AEP Texas Inc.	2.400%	10/1/22	5,250	5,356
Alabama Power Co.	2.450%	3/30/22	12,600	12,883
Alabama Power Co.	3.550%	12/1/23	5,000	5,367
Ameren Corp.	2.500%	9/15/24	10,520	10,770
Ameren Illinois Co.	2.700%	9/1/22	4,585	4,718
American Electric Power Co. Inc.	3.650%	12/1/21	5,599	5,810
American Electric Power Co. Inc.	2.950%	12/15/22	6,632	6,865
Appalachian Power Co.	4.600%	3/30/21	9,110	9,374
Avangrid Inc.	3.150%	12/1/24	9,860	10,439
Baltimore Gas & Electric Co.	3.500%	11/15/21	7,368	7,617
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,225	5,496
Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,983	6,031
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,200	6,441
Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,566	11,366
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,143	7,723
Black Hills Corp.	4.250%	11/30/23	6,716	7,243
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,511	8,576
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	3,040
CenterPoint Energy Inc.	3.600%	11/1/21	4,375	4,505
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,821
CenterPoint Energy Inc.	3.850%	2/1/24	6,945	7,497
CenterPoint Energy Inc.	2.500%	9/1/24	8,225	8,499
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	2,048
CMS Energy Corp.	5.050%	3/15/22	4,888	5,181

34

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	3.400%	9/1/21	9,028	9,281
	Connecticut Light & Power Co.	2.500%	1/15/23	6,682	6,868
	Consolidated Edison Inc.	2.000%	5/15/21	7,362	7,405
	Consumers Energy Co.	2.850%	5/15/22	5,669	5,832
	Consumers Energy Co.	3.375%	8/15/23	4,905	5,208
	Delmarva Power & Light Co.	3.500%	11/15/23	5,959	6,343
	Dominion Energy Inc.	4.104%	4/1/21	7,680	7,877
	Dominion Energy Inc.	2.000%	8/15/21	7,551	7,612
	Dominion Energy Inc.	2.715%	8/15/21	8,120	8,262
	Dominion Energy Inc.	2.750%	1/15/22	10,958	11,230
	Dominion Energy Inc.	2.750%	9/15/22	4,053	4,145
	Dominion Energy Inc.	3.071%	8/15/24	3,891	4,080
1	Dominion Energy Inc.	5.750%	10/1/54	9,825	10,577
	DTE Electric Co.	3.650%	3/15/24	5,825	6,290
	DTE Energy Co.	2.600%	6/15/22	3,475	3,544
	DTE Energy Co.	3.300%	6/15/22	5,770	5,965
	DTE Energy Co.	2.250%	11/1/22	8,150	8,285
	DTE Energy Co.	3.700%	8/1/23	10,590	11,265
	DTE Energy Co.	3.850%	12/1/23	7,711	8,248
	DTE Energy Co.	3.500%	6/1/24	6,490	6,893
	DTE Energy Co.	2.529%	10/1/24	5,471	5,650
	Duke Energy Carolinas LLC	3.900%	6/15/21	5,825	5,983
	Duke Energy Carolinas LLC	3.350%	5/15/22	5,255	5,472
	Duke Energy Carolinas LLC	2.500%	3/15/23	10,779	11,119
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,379	5,630
	Duke Energy Corp.	1.800%	9/1/21	7,028	7,050
	Duke Energy Corp.	3.550%	9/15/21	9,765	10,054
	Duke Energy Corp.	2.400%	8/15/22	6,450	6,580
	Duke Energy Corp.	3.050%	8/15/22	4,935	5,090
	Duke Energy Corp.	3.950%	10/15/23	6,375	6,857
	Duke Energy Corp.	3.750%	4/15/24	13,970	15,051
	Duke Energy Florida LLC	3.100%	8/15/21	3,921	4,013
	Duke Energy Ohio Inc.	3.800%	9/1/23	8,223	8,835
	Duke Energy Progress LLC	3.000%	9/15/21	9,775	9,991
	Duke Energy Progress LLC	2.800%	5/15/22	12,120	12,468
	Duke Energy Progress LLC	3.375%	9/1/23	7,731	8,220
	Edison International	2.400%	9/15/22	11,891	12,042
	Edison International	3.125%	11/15/22	4,150	4,280
	Edison International	2.950%	3/15/23	4,099	4,178
	Edison International	3.550%	11/15/24	6,700	7,101
	Emera US Finance LP	2.700%	6/15/21	7,843	7,980
	Enel Generacion Chile SA	4.250%	4/15/24	4,865	5,128
	Entergy Arkansas Inc.	3.750%	2/15/21	3,747	3,810
	Entergy Arkansas Inc.	3.700%	6/1/24	1,950	2,110
	Entergy Corp.	4.000%	7/15/22	9,272	9,737
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,608	3,058
	Entergy Louisiana LLC	4.050%	9/1/23	12,440	13,445
	Entergy Louisiana LLC	5.400%	11/1/24	5,598	6,536
	Evergy Inc.	2.450%	9/15/24	11,345	11,610
	Eversource Energy	2.500%	3/15/21	4,475	4,528
	Eversource Energy	2.750%	3/15/22	5,795	5,936
	Eversource Energy	2.800%	5/1/23	9,925	10,241
	Eversource Energy	3.800%	12/1/23	8,000	8,534
	Eversource Energy	2.900%	10/1/24	7,838	8,195
	Eversource Energy	3.150%	1/15/25	7,232	7,651
	Exelon Corp.	5.150%	12/1/20	7,302	7,436
	Exelon Corp.	2.450%	4/15/21	4,200	4,245
	Exelon Corp.	3.497%	6/1/22	6,986	7,231
	Exelon Generation Co. LLC	3.400%	3/15/22	8,890	9,179
	Exelon Generation Co. LLC	4.250%	6/15/22	9,309	9,775
	FirstEnergy Corp.	2.850%	7/15/22	11,425	11,763
	FirstEnergy Corp.	4.250%	3/15/23	16,042	17,171
	Florida Power & Light Co.	2.750%	6/1/23	9,985	10,365
	Florida Power & Light Co.	3.250%	6/1/24	9,020	9,615

35

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	2.400%	4/1/21	6,178	6,237
	Georgia Power Co.	2.850%	5/15/22	5,358	5,519
	Georgia Power Co.	2.100%	7/30/23	9,150	9,283
	Georgia Power Co.	2.200%	9/15/24	11,302	11,639
	Great Plains Energy Inc.	4.850%	6/1/21	5,207	5,391
	Interstate Power & Light Co.	3.250%	12/1/24	7,918	8,454
	IPALCO Enterprises Inc.	3.700%	9/1/24	7,453	7,854
	ITC Holdings Corp.	2.700%	11/15/22	10,175	10,432
	ITC Holdings Corp.	3.650%	6/15/24	7,043	7,534
	Kansas City Power & Light Co.	3.150%	3/15/23	5,565	5,817
	LG&E & KU Energy LLC	3.750%	11/15/20	6,759	6,813
	MidAmerican Energy Co.	3.500%	10/15/24	4,556	4,923
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	10,372	10,553
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	3,350	3,386
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	7,046	7,277
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	13,475	13,818
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	2,968	3,046
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	6,125	6,379
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	7,683	8,273
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	10,795	11,459
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,452	5,794
1	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	4,225	4,447
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	6,000	6,176
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	22,856	23,186
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	13,017	13,389
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	200	209
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,780	5,973
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	24,247	25,738
	Northern States Power Co.	2.150%	8/15/22	2,875	2,928
	Northern States Power Co.	2.600%	5/15/23	6,906	7,120
	Ohio Power Co.	5.375%	10/1/21	6,787	7,218
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	6,018	6,324
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	8,482	8,846
	PacifiCorp	3.850%	6/15/21	4,437	4,551
	PacifiCorp	2.950%	2/1/22	6,917	7,096
	PacifiCorp	2.950%	6/1/23	3,650	3,796
	PacifiCorp	3.600%	4/1/24	4,825	5,183
	PECO Energy Co.	1.700%	9/15/21	4,388	4,414
	PECO Energy Co.	2.375%	9/15/22	2,229	2,279
	PNM Resources Inc.	3.250%	3/9/21	4,550	4,631
	Potomac Electric Power Co.	3.600%	3/15/24	5,636	6,047
	PPL Capital Funding Inc.	4.200%	6/15/22	8,029	8,427
	PPL Capital Funding Inc.	3.500%	12/1/22	7,026	7,332
	PPL Capital Funding Inc.	3.400%	6/1/23	8,551	8,899
	PPL Capital Funding Inc.	3.950%	3/15/24	3,956	4,239
	PPL Electric Utilities Corp.	3.000%	9/15/21	4,469	4,574
	Progress Energy Inc.	4.400%	1/15/21	6,825	6,949
	Progress Energy Inc.	3.150%	4/1/22	8,187	8,408
	PSEG Power LLC	3.000%	6/15/21	7,990	8,139
	PSEG Power LLC	3.850%	6/1/23	3,707	3,919
	Public Service Co. of Colorado	2.250%	9/15/22	6,972	7,101
	Public Service Co. of New Hampshire	3.500%	11/1/23	9,040	9,664
	Public Service Electric & Gas Co.	1.900%	3/15/21	9,325	9,380
	Public Service Electric & Gas Co.	2.375%	5/15/23	7,940	8,158
	Public Service Electric & Gas Co.	3.250%	9/1/23	2,750	2,911
	Public Service Enterprise Group Inc.	2.000%	11/15/21	5,200	5,237
	Public Service Enterprise Group Inc.	2.650%	11/15/22	6,780	6,956
	Public Service Enterprise Group Inc.	2.875%	6/15/24	14,746	15,412
	Puget Energy Inc.	6.500%	12/15/20	8,370	8,685
	Puget Energy Inc.	6.000%	9/1/21	11,208	11,958
	Puget Energy Inc.	5.625%	7/15/22	6,176	6,668
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,506	3,581
	San Diego Gas & Electric Co.	3.600%	9/1/23	5,825	6,172
	Southern California Edison Co.	2.900%	3/1/21	3,150	3,194

36

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.875%	6/1/21	5,010	5,130
1	Southern California Edison Co.	1.845%	2/1/22	650	646
	Southern California Edison Co.	2.400%	2/1/22	5,025	5,096
	Southern California Edison Co.	3.400%	6/1/23	7,550	7,964
	Southern California Edison Co.	3.500%	10/1/23	10,373	10,985
	Southern Co.	2.350%	7/1/21	14,497	14,634
	Southern Co.	2.950%	7/1/23	12,278	12,753
1	Southern Co.	5.500%	3/15/57	3,750	3,886
	Southern Power Co.	2.500%	12/15/21	6,000	6,065
	Southwestern Public Service Co.	3.300%	6/15/24	4,875	5,182
	Union Electric Co.	3.500%	4/15/24	5,810	6,227
	Virginia Electric & Power Co.	2.950%	1/15/22	4,895	5,000
	Virginia Electric & Power Co.	3.450%	9/1/22	6,664	6,954
	Virginia Electric & Power Co.	2.750%	3/15/23	17,323	17,948
	Virginia Electric & Power Co.	3.450%	2/15/24	4,771	5,082
	WEC Energy Group Inc.	3.375%	6/15/21	3,486	3,567
	Wisconsin Electric Power Co.	2.950%	9/15/21	3,921	3,997
	Wisconsin Electric Power Co.	2.050%	12/15/24	6,000	6,187
	Wisconsin Public Service Corp.	3.350%	11/21/21	6,410	6,639
	Xcel Energy Inc.	2.400%	3/15/21	4,995	5,047
	Xcel Energy Inc.	2.600%	3/15/22	3,900	3,976
	Natural Gas (0.3%)
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	4,435	4,664
	NiSource Inc.	2.650%	11/17/22	6,575	6,730
	NiSource Inc.	3.650%	6/15/23	6,450	6,840
	ONE Gas Inc.	3.610%	2/1/24	2,334	2,495
	Sempra Energy	2.875%	10/1/22	13,681	14,069
	Sempra Energy	2.900%	2/1/23	7,958	8,273
	Sempra Energy	4.050%	12/1/23	4,631	4,991
	Sempra Energy	3.550%	6/15/24	12,833	13,687
	Southern California Gas Co.	3.150%	9/15/24	6,297	6,749
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	7,560	7,778
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	5,790	5,899
	Other Utility (0.0%)
	American Water Capital Corp.	3.850%	3/1/24	3,466	3,782
					1,371,136
Total Corporate Bonds (Cost $30,463,290)					31,358,535

				Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
4	Vanguard Market Liquidity Fund (Cost $75)	1.706%		751	75
Total Investments (99.2%) (Cost $30,658,445)					31,554,577
Other Assets and Liabilities—Net (0.8%)					238,528
Net Assets (100%)					31,793,105

Cost rounded to $000

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $765,773,000, representing 2.4% of net assets.
3	Securities with a value of $4,341,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

37

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities
*	United States Treasury Note/Bond (Cost $132,204)	1.500%	2/15/30	128,115	132,478
Corporate Bonds (98.7%)
Finance (36.3%)
	Banking (25.0%)
	Ally Financial Inc.	4.625%	3/30/25	12,575	13,707
	American Express Co.	4.200%	11/6/25	25,957	29,349
	American Express Co.	3.125%	5/20/26	9,176	9,955
	American Express Credit Corp.	3.300%	5/3/27	30,911	33,750
	Associated Banc-Corp	4.250%	1/15/25	500	546
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	11,720	12,986
	Banco Santander SA	5.179%	11/19/25	15,918	18,119
	Banco Santander SA	4.250%	4/11/27	19,643	21,782
	Banco Santander SA	3.800%	2/23/28	17,845	19,177
	Banco Santander SA	4.379%	4/12/28	27,650	31,123
	Banco Santander SA	3.306%	6/27/29	20,473	22,051
	Bank of America Corp.	3.950%	4/21/25	51,452	56,176
	Bank of America Corp.	3.875%	8/1/25	28,543	31,514
1	Bank of America Corp.	3.093%	10/1/25	4,208	4,426
	Bank of America Corp.	4.450%	3/3/26	40,691	45,801
	Bank of America Corp.	3.500%	4/19/26	33,077	36,019
	Bank of America Corp.	6.220%	9/15/26	1,700	2,056
	Bank of America Corp.	4.250%	10/22/26	37,689	41,860
1	Bank of America Corp.	3.559%	4/23/27	38,250	41,499
	Bank of America Corp.	3.248%	10/21/27	48,549	52,002
	Bank of America Corp.	4.183%	11/25/27	32,337	35,774
1	Bank of America Corp.	3.824%	1/20/28	46,282	51,049
1	Bank of America Corp.	3.705%	4/24/28	36,213	39,739
1	Bank of America Corp.	3.593%	7/21/28	53,685	58,439
1	Bank of America Corp.	3.419%	12/20/28	85,176	91,996
1	Bank of America Corp.	3.970%	3/5/29	63,416	71,247
1	Bank of America Corp.	4.271%	7/23/29	72,087	82,821
1	Bank of America Corp.	3.974%	2/7/30	50,600	57,429
1	Bank of America Corp.	3.194%	7/23/30	42,280	45,256
1	Bank of America Corp.	2.884%	10/22/30	32,458	33,977
1	Bank of America Corp.	2.496%	2/13/31	24,650	25,015
1	Bank of Montreal	3.803%	12/15/32	18,115	19,677
	Bank of New York Mellon Corp.	3.000%	2/24/25	10,679	11,299
	Bank of New York Mellon Corp.	3.950%	11/18/25	13,952	15,657
	Bank of New York Mellon Corp.	2.800%	5/4/26	24,879	26,522
	Bank of New York Mellon Corp.	2.450%	8/17/26	14,027	14,664
	Bank of New York Mellon Corp.	3.250%	5/16/27	20,244	22,173
	Bank of New York Mellon Corp.	3.400%	1/29/28	22,822	25,099
1	Bank of New York Mellon Corp.	3.442%	2/7/28	6,533	7,181
	Bank of New York Mellon Corp.	3.850%	4/28/28	831	957
	Bank of New York Mellon Corp.	3.000%	10/30/28	8,963	9,526
	Bank of New York Mellon Corp.	3.300%	8/23/29	7,476	8,180
	Bank of Nova Scotia	2.200%	2/3/25	12,000	12,221
	Bank of Nova Scotia	4.500%	12/16/25	16,002	18,041
	Bank of Nova Scotia	2.700%	8/3/26	26,500	27,790
	Bank One Corp.	7.625%	10/15/26	11,008	14,743
	Bank One Corp.	8.000%	4/29/27	14,371	19,873
	BankUnited Inc.	4.875%	11/17/25	7,125	8,083
	Barclays plc	3.650%	3/16/25	38,212	40,484
	Barclays plc	4.375%	1/12/26	42,306	46,713
	Barclays plc	5.200%	5/12/26	40,270	44,947
	Barclays plc	4.337%	1/10/28	26,174	28,712
	Barclays plc	4.836%	5/9/28	34,390	37,980
1	Barclays plc	4.972%	5/16/29	21,417	24,730
1	Barclays plc	5.088%	6/20/30	28,005	31,880

38

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BBVA USA	3.875%	4/10/25	13,305	14,348
	BNP Paribas SA	4.250%	10/15/24	1	1
	BPCE SA	3.375%	12/2/26	6,585	7,120
2	BPCE SA	3.250%	1/11/28	3,975	4,240
	Capital One Financial Corp.	4.250%	4/30/25	11,609	12,951
	Capital One Financial Corp.	4.200%	10/29/25	36,818	40,016
	Capital One Financial Corp.	3.750%	7/28/26	33,650	35,896
	Capital One Financial Corp.	3.750%	3/9/27	30,082	32,789
	Capital One Financial Corp.	3.800%	1/31/28	8,296	9,054
	Citigroup Inc.	3.875%	3/26/25	12,135	13,019
	Citigroup Inc.	3.300%	4/27/25	14,353	15,380
	Citigroup Inc.	4.400%	6/10/25	49,103	54,721
	Citigroup Inc.	5.500%	9/13/25	23,680	27,682
	Citigroup Inc.	3.700%	1/12/26	38,029	41,605
	Citigroup Inc.	4.600%	3/9/26	35,912	40,617
	Citigroup Inc.	3.400%	5/1/26	35,089	37,702
	Citigroup Inc.	3.200%	10/21/26	59,965	64,043
	Citigroup Inc.	4.300%	11/20/26	27,430	30,505
	Citigroup Inc.	4.450%	9/29/27	57,980	65,532
1	Citigroup Inc.	3.887%	1/10/28	54,157	59,846
	Citigroup Inc.	6.625%	1/15/28	2,095	2,709
1	Citigroup Inc.	3.668%	7/24/28	49,698	54,480
	Citigroup Inc.	4.125%	7/25/28	27,209	30,338
1	Citigroup Inc.	3.520%	10/27/28	44,709	48,346
1	Citigroup Inc.	4.075%	4/23/29	35,083	39,590
1	Citigroup Inc.	3.980%	3/20/30	85,675	96,905
1	Citigroup Inc.	2.976%	11/5/30	7,638	8,011
1	Citigroup Inc.	2.666%	1/29/31	27,150	27,697
	Citizens Bank NA	3.750%	2/18/26	9,513	10,436
	Citizens Financial Group Inc.	4.300%	12/3/25	4,437	4,938
	Citizens Financial Group Inc.	2.850%	7/27/26	19,122	20,091
	Citizens Financial Group Inc.	2.500%	2/6/30	2,595	2,644
	Comerica Bank	4.000%	7/27/25	4,660	5,162
	Comerica Inc.	3.800%	7/22/26	159	175
	Comerica Inc.	4.000%	2/1/29	4,500	5,080
	Cooperatieve Rabobank UA	3.375%	5/21/25	18,052	19,507
	Cooperatieve Rabobank UA	4.375%	8/4/25	21,778	24,167
	Cooperatieve Rabobank UA	3.750%	7/21/26	31,821	34,272
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	36,108	39,009
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	45,010	50,745
	Deutsche Bank AG	4.100%	1/13/26	340	359
	Deutsche Bank AG	4.100%	1/13/26	9,578	10,101
	Discover Bank	4.250%	3/13/26	4,561	5,057
	Discover Bank	3.450%	7/27/26	21,354	22,702
	Discover Bank	4.650%	9/13/28	13,240	15,353
	Discover Bank	2.700%	2/6/30	2,500	2,531
	Discover Financial Services	3.950%	11/6/24	7	8
	Discover Financial Services	3.750%	3/4/25	10,495	11,237
	Discover Financial Services	4.500%	1/30/26	15,901	17,695
	Discover Financial Services	4.100%	2/9/27	19,437	21,164
	Fifth Third Bancorp	3.950%	3/14/28	7,155	8,105
	Fifth Third Bank	3.950%	7/28/25	20,529	22,787
	Fifth Third Bank	3.850%	3/15/26	14,720	16,168
	Fifth Third Bank	2.250%	2/1/27	12,375	12,594
	FirstMerit Bank NA	4.270%	11/25/26	450	500
	Goldman Sachs Group Inc.	3.750%	5/22/25	37,707	40,686
	Goldman Sachs Group Inc.	4.250%	10/21/25	36,365	39,750
	Goldman Sachs Group Inc.	3.750%	2/25/26	31,151	34,038
	Goldman Sachs Group Inc.	3.500%	11/16/26	38,098	40,969
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,359	22,493
	Goldman Sachs Group Inc.	3.850%	1/26/27	65,373	71,696
1	Goldman Sachs Group Inc.	3.691%	6/5/28	43,630	47,612
1	Goldman Sachs Group Inc.	3.814%	4/23/29	84,382	92,707

39

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	Goldman Sachs Group Inc.	4.223%	5/1/29	53,104	60,195
	HSBC Holdings plc	4.250%	8/18/25	29,685	32,041
	HSBC Holdings plc	4.300%	3/8/26	53,627	59,699
	HSBC Holdings plc	3.900%	5/25/26	50,679	55,329
1	HSBC Holdings plc	4.292%	9/12/26	51,218	56,292
	HSBC Holdings plc	4.375%	11/23/26	32,680	35,682
1	HSBC Holdings plc	4.041%	3/13/28	49,288	53,507
1	HSBC Holdings plc	4.583%	6/19/29	47,659	54,198
1	HSBC Holdings plc	3.973%	5/22/30	36,536	39,743
	Huntington Bancshares Inc.	4.000%	5/15/25	9,251	10,232
	Huntington Bancshares Inc.	2.550%	2/4/30	6,185	6,301
	ING Groep NV	3.950%	3/29/27	27,323	30,310
	ING Groep NV	4.550%	10/2/28	24,921	29,123
	ING Groep NV	4.050%	4/9/29	8,400	9,498
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	3.900%	7/15/25	51,979	57,394
	JPMorgan Chase & Co.	3.300%	4/1/26	50,366	54,398
	JPMorgan Chase & Co.	3.200%	6/15/26	44,397	47,465
	JPMorgan Chase & Co.	2.950%	10/1/26	43,133	45,558
	JPMorgan Chase & Co.	4.125%	12/15/26	22,683	25,410
1	JPMorgan Chase & Co.	3.960%	1/29/27	29,019	32,187
	JPMorgan Chase & Co.	4.250%	10/1/27	35,839	40,720
	JPMorgan Chase & Co.	3.625%	12/1/27	29,764	32,233
1	JPMorgan Chase & Co.	3.782%	2/1/28	38,611	42,713
1	JPMorgan Chase & Co.	3.540%	5/1/28	44,721	48,690
1	JPMorgan Chase & Co.	3.509%	1/23/29	49,297	53,736
1	JPMorgan Chase & Co.	4.005%	4/23/29	52,953	59,775
1	JPMorgan Chase & Co.	4.203%	7/23/29	45,782	52,551
1	JPMorgan Chase & Co.	4.452%	12/5/29	41,985	49,117
1	JPMorgan Chase & Co.	3.702%	5/6/30	38,025	42,102
1	JPMorgan Chase & Co.	2.739%	10/15/30	46,671	48,655
	KeyBank NA	3.300%	6/1/25	14,870	16,048
	KeyBank NA	3.400%	5/20/26	9,936	10,780
	KeyBank NA	6.950%	2/1/28	4,814	6,299
	KeyBank NA	3.900%	4/13/29	6,485	7,292
	KeyCorp	4.150%	10/29/25	11,132	12,553
	KeyCorp	2.250%	4/6/27	13,670	13,774
	KeyCorp	4.100%	4/30/28	9,387	10,661
	KeyCorp	2.550%	10/1/29	13,408	13,615
	Lloyds Bank plc	3.500%	5/14/25	6,600	7,100
	Lloyds Banking Group plc	4.500%	11/4/24	203	221
	Lloyds Banking Group plc	4.450%	5/8/25	13,610	15,183
	Lloyds Banking Group plc	4.582%	12/10/25	37,770	41,525
1	Lloyds Banking Group plc	2.438%	2/5/26	17,000	17,239
	Lloyds Banking Group plc	4.650%	3/24/26	34,046	37,557
	Lloyds Banking Group plc	3.750%	1/11/27	13,623	14,758
	Lloyds Banking Group plc	4.375%	3/22/28	38,204	43,157
	Lloyds Banking Group plc	4.550%	8/16/28	20,516	23,529
1	Lloyds Banking Group plc	3.574%	11/7/28	18,924	20,126
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	18,074	19,916
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,079	14,140
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	44,408	49,203
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	17,865	18,745
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	17,589	19,260
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	24,544	26,550
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	29,015	33,095
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,254	17,409
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,709	48,660
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,825	31,879
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,000	13,050
1	Mizuho Financial Group Inc.	2.226%	5/25/26	13,288	13,371
	Mizuho Financial Group Inc.	2.839%	9/13/26	9,930	10,409

40

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	3.663%	2/28/27	7,140	7,784
	Mizuho Financial Group Inc.	3.170%	9/11/27	20,432	21,643
	Mizuho Financial Group Inc.	4.018%	3/5/28	22,024	24,917
1	Mizuho Financial Group Inc.	4.254%	9/11/29	10,095	11,487
1	Mizuho Financial Group Inc.	3.153%	7/16/30	14,303	15,173
1	Mizuho Financial Group Inc.	2.869%	9/13/30	13,325	13,778
	Morgan Stanley	4.000%	7/23/25	66,483	73,734
	Morgan Stanley	5.000%	11/24/25	48,876	56,296
	Morgan Stanley	3.875%	1/27/26	51,968	57,191
	Morgan Stanley	3.125%	7/27/26	39,888	42,347
	Morgan Stanley	6.250%	8/9/26	15,356	19,263
	Morgan Stanley	4.350%	9/8/26	50,744	56,586
	Morgan Stanley	3.625%	1/20/27	49,395	54,088
	Morgan Stanley	3.950%	4/23/27	34,301	37,734
1	Morgan Stanley	3.591%	7/22/28	68,975	75,386
1	Morgan Stanley	3.772%	1/24/29	42,786	47,430
1	Morgan Stanley	4.431%	1/23/30	39,460	45,927
1	Morgan Stanley	2.699%	1/22/31	61,230	62,894
	National Australia Bank Ltd.	3.375%	1/14/26	10,945	11,884
	National Australia Bank Ltd.	2.500%	7/12/26	19,408	20,140
	Northern Trust Corp.	3.950%	10/30/25	8,918	9,977
	Northern Trust Corp.	3.650%	8/3/28	8,005	9,149
	Northern Trust Corp.	3.150%	5/3/29	10,263	11,162
1	Northern Trust Corp.	3.375%	5/8/32	4,578	4,875
	PNC Bank NA	3.300%	10/30/24	1	1
	PNC Bank NA	2.950%	2/23/25	11,896	12,733
	PNC Bank NA	3.250%	6/1/25	29,599	32,145
	PNC Bank NA	4.200%	11/1/25	13,442	15,177
	PNC Bank NA	3.100%	10/25/27	20,798	22,275
	PNC Bank NA	3.250%	1/22/28	9,485	10,507
	PNC Bank NA	4.050%	7/26/28	27,084	30,820
	PNC Bank NA	2.700%	10/22/29	5,510	5,730
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,817	5,019
	PNC Financial Services Group Inc.	3.150%	5/19/27	17,859	19,111
	PNC Financial Services Group Inc.	3.450%	4/23/29	16,729	18,403
	PNC Financial Services Group Inc.	2.550%	1/22/30	36,325	37,530
	Royal Bank of Canada	4.650%	1/27/26	21,077	24,225
	Royal Bank of Scotland Group plc	4.800%	4/5/26	13,019	14,818
1	Royal Bank of Scotland Group plc	4.892%	5/18/29	25,605	29,626
1	Royal Bank of Scotland Group plc	5.076%	1/27/30	37,400	44,217
1	Royal Bank of Scotland Group plc	4.445%	5/8/30	26,675	30,282
	Santander Holdings USA Inc.	4.500%	7/17/25	19,783	21,747
	Santander Holdings USA Inc.	3.244%	10/5/26	5,700	5,966
	Santander Holdings USA Inc.	4.400%	7/13/27	24,264	26,528
1	Santander UK Group Holdings plc	3.823%	11/3/28	12,832	13,898
	State Street Corp.	3.300%	12/16/24	2,454	2,628
	State Street Corp.	3.550%	8/18/25	31,359	34,547
	State Street Corp.	2.650%	5/19/26	12,790	13,404
1	State Street Corp.	4.141%	12/3/29	6,800	7,913
	State Street Corp.	2.400%	1/24/30	9,000	9,202
1	State Street Corp.	3.031%	11/1/34	1,340	1,429
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,500	4,908
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	33,289	36,689
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25,112	25,924
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	27,182	28,848
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	32,426	35,153
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,100	20,709
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	15,500	16,725
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,455	14,688
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25,985	29,331
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,035	8,158
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	29,140	30,953
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,060	9,731

41

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	11,350	11,744
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	33,100	34,327
	SVB Financial Group	3.500%	1/29/25	3,640	3,915
	Synchrony Financial	4.500%	7/23/25	17,319	18,970
	Synchrony Financial	3.700%	8/4/26	11,244	11,907
	Synchrony Financial	3.950%	12/1/27	10,920	11,739
	Synchrony Financial	5.150%	3/19/29	12,162	14,083
1	Toronto-Dominion Bank	3.625%	9/15/31	18,306	19,793
	Truist Bank	3.625%	9/16/25	6,669	7,281
	Truist Bank	4.050%	11/3/25	18,117	20,302
	Truist Bank	3.300%	5/15/26	19,169	20,595
	Truist Bank	3.800%	10/30/26	12,852	14,417
	Truist Financial Corp.	2.850%	10/26/24	1	1
	Truist Financial Corp.	4.000%	5/1/25	16,699	18,504
	Truist Financial Corp.	3.700%	6/5/25	22,002	24,189
	Truist Financial Corp.	3.875%	3/19/29	10,190	11,578
	US Bancorp	3.950%	11/17/25	27,930	31,427
	US Bancorp	3.100%	4/27/26	12,257	13,126
	US Bancorp	2.375%	7/22/26	23,943	24,962
	US Bancorp	3.150%	4/27/27	16,822	18,192
	US Bancorp	3.900%	4/26/28	9,411	10,938
	US Bancorp	3.000%	7/30/29	18,850	20,098
	Wachovia Corp.	7.574%	8/1/26	3,024	3,949
	Webster Financial Corp.	4.100%	3/25/29	4,675	5,253
	Wells Fargo & Co.	3.550%	9/29/25	44,846	48,678
	Wells Fargo & Co.	3.000%	4/22/26	69,075	72,766
	Wells Fargo & Co.	4.100%	6/3/26	55,978	61,535
	Wells Fargo & Co.	3.000%	10/23/26	68,970	72,943
1	Wells Fargo & Co.	3.196%	6/17/27	44,688	47,552
	Wells Fargo & Co.	4.300%	7/22/27	32,521	36,558
1	Wells Fargo & Co.	3.584%	5/22/28	43,348	47,081
	Wells Fargo & Co.	4.150%	1/24/29	31,326	36,000
1	Wells Fargo & Co.	2.879%	10/30/30	96,425	100,505
1	Wells Fargo & Co.	2.572%	2/11/31	35,000	35,407
	Westpac Banking Corp.	2.850%	5/13/26	40,296	42,600
	Westpac Banking Corp.	2.700%	8/19/26	20,734	21,830
	Westpac Banking Corp.	3.350%	3/8/27	20,532	22,472
	Westpac Banking Corp.	3.400%	1/25/28	11,111	12,430
	Westpac Banking Corp.	2.650%	1/16/30	18,250	19,029
1	Westpac Banking Corp.	4.322%	11/23/31	24,300	26,578
	Westpac Banking Corp.	4.110%	7/24/34	29,545	32,278
	Zions Bancorp NA	3.250%	10/29/29	16,380	17,002
	Brokerage (1.5%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,741	6,225
	Ameriprise Financial Inc.	2.875%	9/15/26	11,201	11,984
	BlackRock Inc.	3.200%	3/15/27	12,626	14,035
	BlackRock Inc.	3.250%	4/30/29	11,892	13,081
	Brookfield Finance Inc.	4.250%	6/2/26	7,384	8,246
	Brookfield Finance Inc.	3.900%	1/25/28	13,803	15,276
	Brookfield Finance Inc.	4.850%	3/29/29	17,400	20,605
	Cboe Global Markets Inc.	3.650%	1/12/27	11,463	12,806
	Charles Schwab Corp.	3.000%	3/10/25	5,695	6,084
	Charles Schwab Corp.	3.850%	5/21/25	16,032	17,804
	Charles Schwab Corp.	3.450%	2/13/26	5,535	6,075
	Charles Schwab Corp.	3.200%	3/2/27	9,739	10,570
	Charles Schwab Corp.	3.200%	1/25/28	10,391	11,374
	Charles Schwab Corp.	4.000%	2/1/29	11,640	13,372
	Charles Schwab Corp.	3.250%	5/22/29	12,665	13,807
	CME Group Inc.	3.000%	3/15/25	12,305	13,007
	CME Group Inc.	3.750%	6/15/28	9,002	10,260
	E*TRADE Financial Corp.	3.800%	8/24/27	7,239	7,943
	E*TRADE Financial Corp.	4.500%	6/20/28	6,904	7,994

42

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Vance Corp.	3.500%	4/6/27	5,258	5,829
	Franklin Resources Inc.	2.850%	3/30/25	7,863	8,385
	Intercontinental Exchange Inc.	3.750%	12/1/25	23,442	25,742
	Intercontinental Exchange Inc.	3.100%	9/15/27	6,665	7,158
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,311	7,030
	Invesco Finance plc	3.750%	1/15/26	9,235	10,213
	Janus Capital Group Inc.	4.875%	8/1/25	4,555	5,076
	Jefferies Group LLC	4.850%	1/15/27	20,415	22,434
	Jefferies Group LLC	6.450%	6/8/27	5,369	6,469
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	11,345	12,290
	Lazard Group LLC	3.750%	2/13/25	3,314	3,600
	Lazard Group LLC	3.625%	3/1/27	13,202	14,264
	Lazard Group LLC	4.500%	9/19/28	9,108	10,518
	Lazard Group LLC	4.375%	3/11/29	2,731	3,086
	Legg Mason Inc.	4.750%	3/15/26	7,266	8,353
	Nasdaq Inc.	3.850%	6/30/26	8,902	9,795
	Nomura Holdings Inc.	3.103%	1/16/30	31,050	32,081
	Raymond James Financial Inc.	3.625%	9/15/26	8,737	9,580
	TD Ameritrade Holding Corp.	3.625%	4/1/25	11,021	11,987
	TD Ameritrade Holding Corp.	3.300%	4/1/27	19,062	20,555
	TD Ameritrade Holding Corp.	2.750%	10/1/29	6,234	6,476
	Finance Companies (0.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	8,763	9,574
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	15,179	15,647
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	203	212
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	12,757	13,857
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	12,112	12,702
	Air Lease Corp.	2.300%	2/1/25	5,597	5,603
	Air Lease Corp.	3.250%	3/1/25	13,183	13,722
	Air Lease Corp.	3.750%	6/1/26	600	642
	Air Lease Corp.	3.625%	4/1/27	14,082	14,876
	Air Lease Corp.	3.625%	12/1/27	9,207	9,713
	Air Lease Corp.	4.625%	10/1/28	8,702	9,801
	Air Lease Corp.	3.250%	10/1/29	12,177	12,522
	Air Lease Corp.	3.000%	2/1/30	9,617	9,514
	Aircastle Ltd.	4.250%	6/15/26	11,802	12,666
	Apollo Investment Corp.	5.250%	3/3/25	5,000	5,265
	Ares Capital Corp.	4.250%	3/1/25	9,565	10,158
	Ares Capital Corp.	3.250%	7/15/25	15,195	15,459
	GATX Corp.	3.250%	3/30/25	1,908	2,008
	GATX Corp.	3.250%	9/15/26	5,920	6,234
	GATX Corp.	3.850%	3/30/27	8,138	8,781
	GATX Corp.	3.500%	3/15/28	6,252	6,633
	GATX Corp.	4.550%	11/7/28	8,325	9,455
	GATX Corp.	4.700%	4/1/29	3,166	3,688
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	36,075	38,383
	Owl Rock Capital Corp.	4.000%	3/30/25	7,300	7,577
	Owl Rock Capital Corp.	3.750%	7/22/25	9,180	9,432
	TPG Specialty Lending Inc.	3.875%	11/1/24	1	1
	Insurance (4.0%)
1	Aegon NV	5.500%	4/11/48	12,645	14,020
	Aflac Inc.	3.250%	3/17/25	3,030	3,275
	Aflac Inc.	2.875%	10/15/26	6,841	7,294
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,373	6,873
	Allstate Corp.	3.280%	12/15/26	6,068	6,657
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,064	7,806
	American Financial Group Inc.	3.500%	8/15/26	6,935	7,497

43

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.750%	7/10/25	27,815	30,261
	American International Group Inc.	3.900%	4/1/26	25,405	28,128
	American International Group Inc.	4.200%	4/1/28	12,831	14,553
	American International Group Inc.	4.250%	3/15/29	9,014	10,314
1	American International Group Inc.	5.750%	4/1/48	10,825	12,382
	Anthem Inc.	2.375%	1/15/25	4	4
	Anthem Inc.	3.650%	12/1/27	29,023	31,797
	Anthem Inc.	4.101%	3/1/28	22,841	25,529
	Anthem Inc.	2.875%	9/15/29	20,327	20,864
	Aon Corp.	8.205%	1/1/27	5,056	6,560
	Aon Corp.	4.500%	12/15/28	11,571	13,600
	Aon Corp.	3.750%	5/2/29	4,873	5,432
	Aon plc	3.875%	12/15/25	17,391	19,497
	Arch Capital Finance LLC	4.011%	12/15/26	8,569	9,777
	Assurant Inc.	4.900%	3/27/28	5,100	5,905
	Assurant Inc.	3.700%	2/22/30	1,000	1,082
	Athene Holding Ltd.	4.125%	1/12/28	16,686	17,934
	AXIS Specialty Finance LLC	3.900%	7/15/29	8,000	8,726
1	AXIS Specialty Finance LLC	4.900%	1/15/40	5,500	5,608
	AXIS Specialty Finance plc	4.000%	12/6/27	5,720	6,344
	Berkshire Hathaway Inc.	3.125%	3/15/26	58,594	63,421
	Brighthouse Financial Inc.	3.700%	6/22/27	17,679	17,981
	Brown & Brown Inc.	4.500%	3/15/29	5,000	5,692
	Chubb INA Holdings Inc.	3.150%	3/15/25	20,476	22,232
	Chubb INA Holdings Inc.	3.350%	5/3/26	26,252	29,089
	Cincinnati Financial Corp.	6.920%	5/15/28	4,950	6,705
	CNA Financial Corp.	4.500%	3/1/26	10,095	11,493
	CNA Financial Corp.	3.450%	8/15/27	9,648	10,569
	CNA Financial Corp.	3.900%	5/1/29	9,189	10,533
	CNO Financial Group Inc.	5.250%	5/30/25	6,075	6,857
	CNO Financial Group Inc.	5.250%	5/30/29	11,307	12,904
	Enstar Group Ltd.	4.950%	6/1/29	11,439	13,164
	Equitable Holdings Inc.	7.000%	4/1/28	4,500	5,810
	Equitable Holdings Inc.	4.350%	4/20/28	30,913	34,437
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,876	10,993
	Fidelity National Financial Inc.	4.500%	8/15/28	2,200	2,522
	First American Financial Corp.	4.600%	11/15/24	2	2
	Globe Life Inc.	4.550%	9/15/28	9,723	11,333
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,855	6,581
	Hartford Financial Services Group Inc.	2.800%	8/19/29	9,861	10,301
	Humana Inc.	3.950%	3/15/27	11,069	12,307
	Humana Inc.	3.125%	8/15/29	14,195	14,973
	Lincoln National Corp.	3.350%	3/9/25	6,327	6,830
	Lincoln National Corp.	3.625%	12/12/26	6,865	7,482
	Lincoln National Corp.	3.800%	3/1/28	7,678	8,632
	Lincoln National Corp.	3.050%	1/15/30	10,042	10,641
	Loews Corp.	3.750%	4/1/26	7,652	8,519
	Manulife Financial Corp.	4.150%	3/4/26	24,448	27,559
1	Manulife Financial Corp.	4.061%	2/24/32	12,875	13,851
	Markel Corp.	3.500%	11/1/27	3,416	3,737
	Markel Corp.	3.350%	9/17/29	5,015	5,422
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	1,003
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,096	6,595
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	9,641	10,692
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	28,303	32,898
	Mercury General Corp.	4.400%	3/15/27	6,092	6,665
	MetLife Inc.	3.000%	3/1/25	8,765	9,457
	MetLife Inc.	3.600%	11/13/25	10,725	11,806
	Munich Re America Corp.	7.450%	12/15/26	1,550	2,039
	Old Republic International Corp.	3.875%	8/26/26	9,415	10,394
	PartnerRe Finance B LLC	3.700%	7/2/29	8,147	9,070
	Principal Financial Group Inc.	3.400%	5/15/25	8,401	9,113
	Principal Financial Group Inc.	3.100%	11/15/26	13,999	15,032

44

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	3.700%	5/15/29	6,207	7,062
	Progressive Corp.	2.450%	1/15/27	17,464	18,336
	Progressive Corp.	4.000%	3/1/29	5,280	6,202
	Progressive Corp.	6.625%	3/1/29	1,652	2,297
	Prudential Financial Inc.	3.878%	3/27/28	9,279	10,461
1	Prudential Financial Inc.	5.200%	3/15/44	2,755	2,906
1	Prudential Financial Inc.	5.375%	5/15/45	14,198	15,650
1	Prudential Financial Inc.	4.500%	9/15/47	14,490	15,839
1	Prudential Financial Inc.	5.700%	9/15/48	18,425	21,067
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,750	8,572
	Reinsurance Group of America Inc.	3.900%	5/15/29	9,689	10,796
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,150	3,452
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	5,776
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,525	5,090
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	4,823	6,222
	Trinity Acquisition plc	4.400%	3/15/26	8,938	10,067
	UnitedHealth Group Inc.	3.750%	7/15/25	36,096	40,108
	UnitedHealth Group Inc.	3.700%	12/15/25	4,799	5,338
	UnitedHealth Group Inc.	3.100%	3/15/26	20,474	22,010
	UnitedHealth Group Inc.	3.450%	1/15/27	17,452	19,034
	UnitedHealth Group Inc.	3.375%	4/15/27	5,939	6,446
	UnitedHealth Group Inc.	2.950%	10/15/27	22,104	23,652
	UnitedHealth Group Inc.	3.850%	6/15/28	17,150	19,387
	UnitedHealth Group Inc.	3.875%	12/15/28	14,647	16,650
	UnitedHealth Group Inc.	2.875%	8/15/29	16,515	17,558
	Unum Group	4.000%	6/15/29	7,740	8,614
	Voya Financial Inc.	3.650%	6/15/26	7,596	8,416
1	Voya Financial Inc.	4.700%	1/23/48	8,100	8,123
	Willis North America Inc.	4.500%	9/15/28	17,649	20,162
	Willis North America Inc.	2.950%	9/15/29	10,316	10,625
	XLIT Ltd.	4.450%	3/31/25	7,984	8,953
	Other Finance (0.0%)
	ORIX Corp.	3.700%	7/18/27	7,041	7,738
	Real Estate Investment Trusts (5.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,165	10,978
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	8,564	9,687
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	13,440	14,816
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,341	2,593
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,620	8,545
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,279	3,887
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	4,619	4,801
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	4,115	4,391
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	7,988	8,732
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	7,278	7,412
	American Homes 4 Rent LP	4.250%	2/15/28	9,848	10,897
	American Homes 4 Rent LP	4.900%	2/15/29	6,200	7,246
	AvalonBay Communities Inc.	3.500%	11/15/24	6	6
	AvalonBay Communities Inc.	3.450%	6/1/25	9,500	10,288
	AvalonBay Communities Inc.	3.500%	11/15/25	6,110	6,693
	AvalonBay Communities Inc.	2.950%	5/11/26	9,066	9,723
	AvalonBay Communities Inc.	2.900%	10/15/26	4,601	4,922
	AvalonBay Communities Inc.	3.350%	5/15/27	7,649	8,350
	AvalonBay Communities Inc.	3.200%	1/15/28	8,998	9,734
	AvalonBay Communities Inc.	3.300%	6/1/29	5,491	6,027
	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	5,077
	Boston Properties LP	3.650%	2/1/26	17,684	19,161
	Boston Properties LP	2.750%	10/1/26	24,045	25,132
	Boston Properties LP	4.500%	12/1/28	19,269	22,748

45

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston Properties LP	3.400%	6/21/29	4,726	5,164
Brandywine Operating Partnership LP	3.950%	11/15/27	7,272	7,933
Brandywine Operating Partnership LP	4.550%	10/1/29	5,400	6,176
Brixmor Operating Partnership LP	4.125%	6/15/26	12,338	13,658
Brixmor Operating Partnership LP	3.900%	3/15/27	8,505	9,253
Brixmor Operating Partnership LP	4.125%	5/15/29	16,467	18,331
Camden Property Trust	4.100%	10/15/28	8,296	9,649
Camden Property Trust	3.150%	7/1/29	16,325	17,950
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	9,273	10,000
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	3,667	3,911
Corporate Office Properties LP	5.000%	7/1/25	2,660	2,959
CubeSmart LP	4.000%	11/15/25	5,316	5,858
CubeSmart LP	3.125%	9/1/26	7,408	7,868
CubeSmart LP	4.375%	2/15/29	3,695	4,255
CubeSmart LP	3.000%	2/15/30	1,875	1,966
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	8,075	8,314
Digital Realty Trust LP	4.750%	10/1/25	6,205	7,064
Digital Realty Trust LP	3.700%	8/15/27	10,585	11,622
Digital Realty Trust LP	4.450%	7/15/28	24,467	28,146
Digital Realty Trust LP	3.600%	7/1/29	15,499	16,710
Duke Realty LP	3.250%	6/30/26	4,914	5,306
Duke Realty LP	3.375%	12/15/27	6,154	6,603
Duke Realty LP	4.000%	9/15/28	6,215	7,016
Duke Realty LP	2.875%	11/15/29	6,000	6,331
EPR Properties	4.500%	4/1/25	4,393	4,821
EPR Properties	4.750%	12/15/26	7,317	8,243
EPR Properties	4.500%	6/1/27	7,618	8,458
EPR Properties	4.950%	4/15/28	10,405	11,814
EPR Properties	3.750%	8/15/29	7,150	7,503
ERP Operating LP	3.375%	6/1/25	6,425	6,991
ERP Operating LP	2.850%	11/1/26	5,124	5,448
ERP Operating LP	3.250%	8/1/27	6,017	6,538
ERP Operating LP	3.500%	3/1/28	9,459	10,342
ERP Operating LP	4.150%	12/1/28	5,007	5,868
ERP Operating LP	3.000%	7/1/29	10,160	10,914
ERP Operating LP	2.500%	2/15/30	2,340	2,414
Essex Portfolio LP	3.500%	4/1/25	7,394	7,954
Essex Portfolio LP	3.375%	4/15/26	8,607	9,297
Essex Portfolio LP	3.625%	5/1/27	7,088	7,740
Essex Portfolio LP	4.000%	3/1/29	11,233	12,584
Essex Portfolio LP	3.000%	1/15/30	3,300	3,463
Federal Realty Investment Trust	3.250%	7/15/27	11,269	12,076
Federal Realty Investment Trust	3.200%	6/15/29	5,260	5,682
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,668	7,163
Healthcare Trust of America Holdings LP	3.500%	8/1/26	11,089	11,973
Healthcare Trust of America Holdings LP	3.750%	7/1/27	6,903	7,660
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,235	3,381
Healthpeak Properties Inc.	4.000%	6/1/25	11,729	12,864
Healthpeak Properties Inc.	3.250%	7/15/26	11,145	12,016
Healthpeak Properties Inc.	3.500%	7/15/29	14,500	15,578
Healthpeak Properties Inc.	3.000%	1/15/30	12,255	12,856
Highwoods Realty LP	3.875%	3/1/27	7,970	8,649
Highwoods Realty LP	4.125%	3/15/28	4,300	4,777
Highwoods Realty LP	4.200%	4/15/29	5,475	6,162
Highwoods Realty LP	3.050%	2/15/30	2,200	2,291
Host Hotels & Resorts LP	4.000%	6/15/25	9,605	10,492
Host Hotels & Resorts LP	4.500%	2/1/26	3,274	3,683
Host Hotels & Resorts LP	3.375%	12/15/29	12,655	13,173
Hudson Pacific Properties LP	3.950%	11/1/27	13,208	14,516
Hudson Pacific Properties LP	4.650%	4/1/29	6,800	7,796
Hudson Pacific Properties LP	3.250%	1/15/30	3,136	3,267
Kilroy Realty LP	4.375%	10/1/25	8,047	9,012
Kilroy Realty LP	4.750%	12/15/28	13,185	15,686
Kilroy Realty LP	4.250%	8/15/29	10,345	11,816

46

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	3.050%	2/15/30	1,000	1,036
Kimco Realty Corp.	2.800%	10/1/26	9,717	10,080
Kimco Realty Corp.	3.800%	4/1/27	7,052	7,780
Kite Realty Group LP	4.000%	10/1/26	4,712	4,921
Life Storage LP	3.500%	7/1/26	8,465	9,098
Life Storage LP	3.875%	12/15/27	7,821	8,567
Life Storage LP	4.000%	6/15/29	6,425	7,175
Mid-America Apartments LP	4.000%	11/15/25	7,772	8,682
Mid-America Apartments LP	3.600%	6/1/27	14,534	15,862
Mid-America Apartments LP	4.200%	6/15/28	4,440	5,038
Mid-America Apartments LP	3.950%	3/15/29	10,734	12,199
National Retail Properties Inc.	4.000%	11/15/25	5,667	6,276
National Retail Properties Inc.	3.600%	12/15/26	6,752	7,422
National Retail Properties Inc.	3.500%	10/15/27	3,900	4,248
National Retail Properties Inc.	4.300%	10/15/28	7,735	8,959
National Retail Properties Inc.	2.500%	4/15/30	2,200	2,226
Omega Healthcare Investors Inc.	5.250%	1/15/26	16,665	19,191
Omega Healthcare Investors Inc.	4.500%	4/1/27	16,169	17,938
Omega Healthcare Investors Inc.	4.750%	1/15/28	15,321	17,230
Omega Healthcare Investors Inc.	3.625%	10/1/29	6,584	6,924
Physicians Realty LP	4.300%	3/15/27	8,523	9,347
Physicians Realty LP	3.950%	1/15/28	4,950	5,387
Prologis LP	3.750%	11/1/25	15,461	17,062
Prologis LP	3.250%	10/1/26	6,474	7,043
Prologis LP	3.875%	9/15/28	7,938	9,042
Prologis LP	4.375%	2/1/29	1,769	2,108
Public Storage	3.094%	9/15/27	13,345	14,335
Public Storage	3.385%	5/1/29	7,400	8,219
Realty Income Corp.	3.875%	4/15/25	10,655	11,635
Realty Income Corp.	4.125%	10/15/26	12,877	14,689
Realty Income Corp.	3.000%	1/15/27	18,944	20,132
Realty Income Corp.	3.650%	1/15/28	9,269	10,181
Realty Income Corp.	3.250%	6/15/29	11,125	12,314
Regency Centers LP	3.600%	2/1/27	7,112	7,729
Regency Centers LP	4.125%	3/15/28	7,225	8,177
Regency Centers LP	2.950%	9/15/29	7,495	7,885
Sabra Health Care LP	5.125%	8/15/26	11,851	13,198
Sabra Health Care LP	3.900%	10/15/29	3,750	3,978
Service Properties Trust	4.500%	3/15/25	3,575	3,710
Service Properties Trust	5.250%	2/15/26	5,742	6,134
Service Properties Trust	4.750%	10/1/26	5,500	5,905
Service Properties Trust	4.950%	2/15/27	8,950	9,654
Service Properties Trust	3.950%	1/15/28	8,390	8,597
Service Properties Trust	4.950%	10/1/29	8,476	8,887
Service Properties Trust	4.375%	2/15/30	7,750	7,830
Simon Property Group LP	3.375%	10/1/24	1	1
Simon Property Group LP	3.500%	9/1/25	14,513	15,730
Simon Property Group LP	3.300%	1/15/26	16,410	17,683
Simon Property Group LP	3.250%	11/30/26	13,018	14,113
Simon Property Group LP	3.375%	6/15/27	12,426	13,502
Simon Property Group LP	3.375%	12/1/27	10,398	11,327
Simon Property Group LP	2.450%	9/13/29	16,893	17,218
SITE Centers Corp.	3.900%	8/15/24	1,830	1,939
SITE Centers Corp.	4.250%	2/1/26	5,117	5,616
SITE Centers Corp.	4.700%	6/1/27	10,967	12,334
Spirit Realty LP	4.450%	9/15/26	1,024	1,145
Spirit Realty LP	3.200%	1/15/27	6,920	7,183
Spirit Realty LP	4.000%	7/15/29	6,250	6,800
Spirit Realty LP	3.400%	1/15/30	6,153	6,522
STORE Capital Corp.	4.500%	3/15/28	5,470	6,210
STORE Capital Corp.	4.625%	3/15/29	6,750	7,791
Tanger Properties LP	3.750%	12/1/24	1,100	1,155
Tanger Properties LP	3.125%	9/1/26	6,399	6,550
Tanger Properties LP	3.875%	7/15/27	4,045	4,275

47

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	4.000%	10/1/25	5,030	5,596
	UDR Inc.	2.950%	9/1/26	6,740	7,109
	UDR Inc.	3.500%	7/1/27	4,894	5,313
	UDR Inc.	3.500%	1/15/28	5,050	5,440
	UDR Inc.	4.400%	1/26/29	3,922	4,579
	UDR Inc.	3.200%	1/15/30	6,440	6,898
	Ventas Realty LP	3.500%	2/1/25	750	804
	Ventas Realty LP	4.125%	1/15/26	6,831	7,581
	Ventas Realty LP	3.250%	10/15/26	9,995	10,673
	Ventas Realty LP	3.850%	4/1/27	3,946	4,333
	Ventas Realty LP	4.000%	3/1/28	12,215	13,656
	Ventas Realty LP	4.400%	1/15/29	12,575	14,415
	Ventas Realty LP	3.000%	1/15/30	8,165	8,488
	VEREIT Operating Partnership LP	4.625%	11/1/25	7,717	8,646
	VEREIT Operating Partnership LP	4.875%	6/1/26	10,681	12,238
	VEREIT Operating Partnership LP	3.950%	8/15/27	7,781	8,528
	VEREIT Operating Partnership LP	3.100%	12/15/29	10,031	10,412
	Welltower Inc.	4.000%	6/1/25	16,284	17,903
	Welltower Inc.	4.250%	4/1/26	14,837	16,631
	Welltower Inc.	2.700%	2/15/27	8,750	9,037
	Welltower Inc.	4.250%	4/15/28	16,154	18,380
	Welltower Inc.	4.125%	3/15/29	13,196	15,069
	Welltower Inc.	3.100%	1/15/30	12,370	13,168
	WP Carey Inc.	4.250%	10/1/26	3,005	3,270
	WP Carey Inc.	3.850%	7/15/29	9,388	10,458
					11,460,346
Industrial (57.1%)
	Basic Industry (2.9%)
2	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	5,025	5,355
	ArcelorMittal	6.125%	6/1/25	11,263	12,990
	ArcelorMittal	4.550%	3/11/26	12,710	13,761
	ArcelorMittal	4.250%	7/16/29	12,889	13,397
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,476	1,842
	Cabot Corp.	4.000%	7/1/29	6,075	6,658
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	13,150	13,553
	Dow Chemical Co.	4.550%	11/30/25	16,798	19,045
	Dow Chemical Co.	3.625%	5/15/26	13,816	15,033
	Dow Chemical Co.	4.800%	11/30/28	16,229	19,126
	Dow Chemical Co.	7.375%	11/1/29	7,814	10,750
	DuPont de Nemours Inc.	4.493%	11/15/25	34,126	38,354
	DuPont de Nemours Inc.	4.725%	11/15/28	47,130	55,490
	Eastman Chemical Co.	3.800%	3/15/25	11,140	12,093
	Eastman Chemical Co.	4.500%	12/1/28	9,779	11,327
	Ecolab Inc.	2.700%	11/1/26	12,744	13,525
	Ecolab Inc.	3.250%	12/1/27	9,959	10,880
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	12,023	13,075
	FMC Corp.	3.200%	10/1/26	9,142	9,732
	FMC Corp.	3.450%	10/1/29	9,030	9,731
	Georgia-Pacific LLC	7.375%	12/1/25	1,427	1,829
	Georgia-Pacific LLC	7.750%	11/15/29	2,722	4,015
	Huntsman International LLC	4.500%	5/1/29	14,594	16,005
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,287	4,868
	International Paper Co.	3.800%	1/15/26	13,576	15,001
	International Paper Co.	3.000%	2/15/27	13,780	14,699
	Kinross Gold Corp.	4.500%	7/15/27	8,073	8,759
	LYB International Finance II BV	3.500%	3/2/27	16,330	17,488
	Methanex Corp.	5.250%	12/15/29	7,460	7,860
	Mosaic Co.	4.050%	11/15/27	13,885	14,664
	Newmont Corp.	2.800%	10/1/29	17,119	17,765
	Nucor Corp.	3.950%	5/1/28	8,836	9,845
	Nutrien Ltd.	3.375%	3/15/25	9,053	9,597
	Nutrien Ltd.	3.000%	4/1/25	7,675	8,080
	Nutrien Ltd.	4.000%	12/15/26	6,920	7,679

48

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	4.200%	4/1/29	7,500	8,542
	Packaging Corp. of America	3.400%	12/15/27	9,199	10,014
	Packaging Corp. of America	3.000%	12/15/29	11,947	12,484
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	105
	PPG Industries Inc.	3.750%	3/15/28	5,100	5,733
	PPG Industries Inc.	2.800%	8/15/29	5,570	5,790
	Praxair Inc.	3.200%	1/30/26	6,845	7,375
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	23,099	25,573
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,080	13,919
	Rohm & Haas Co.	7.850%	7/15/29	15,809	21,665
	RPM International Inc.	3.750%	3/15/27	7,552	8,147
	RPM International Inc.	4.550%	3/1/29	6,150	6,986
	SASOL Financing USA LLC	6.500%	9/27/28	12,050	13,195
	Sherwin-Williams Co.	3.450%	8/1/25	6,652	7,164
	Sherwin-Williams Co.	3.950%	1/15/26	5,620	6,206
	Sherwin-Williams Co.	3.450%	6/1/27	21,153	23,061
	Sherwin-Williams Co.	2.950%	8/15/29	29,255	30,784
	Southern Copper Corp.	3.875%	4/23/25	8,096	8,659
	Steel Dynamics Inc.	4.125%	9/15/25	5,800	5,930
	Steel Dynamics Inc.	3.450%	4/15/30	3,500	3,684
	Suzano Austria GmbH	6.000%	1/15/29	34,400	38,616
	Suzano Austria GmbH	5.000%	1/15/30	15,200	15,831
	Vale Overseas Ltd.	6.250%	8/10/26	30,543	35,812
	Westlake Chemical Corp.	3.600%	8/15/26	17,051	18,218
	Westrock MWV LLC	8.200%	1/15/30	650	921
	Weyerhaeuser Co.	6.950%	10/1/27	3,004	3,916
	Weyerhaeuser Co.	4.000%	11/15/29	12,803	14,503
	WRKCo Inc.	3.750%	3/15/25	11,285	12,125
	WRKCo Inc.	4.650%	3/15/26	16,656	19,054
	WRKCo Inc.	3.375%	9/15/27	9,813	10,470
	WRKCo Inc.	4.000%	3/15/28	9,300	10,303
	WRKCo Inc.	3.900%	6/1/28	13,171	14,524
	WRKCo Inc.	4.900%	3/15/29	21,401	25,194
	Yamana Gold Inc.	4.625%	12/15/27	1,700	1,856
	Capital Goods (5.2%)
	3M Co.	3.000%	8/7/25	11,839	12,714
	3M Co.	2.250%	9/19/26	2,825	2,901
	3M Co.	2.875%	10/15/27	11,227	11,895
	3M Co.	3.625%	9/14/28	13,234	14,768
	3M Co.	3.375%	3/1/29	16,075	17,672
	3M Co.	2.375%	8/26/29	19,325	19,791
	ABB Finance USA Inc.	3.800%	4/3/28	10,405	11,789
	Allegion plc	3.500%	10/1/29	7,175	7,666
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,700	7,358
	Avery Dennison Corp.	4.875%	12/6/28	8,875	10,542
2	Bemis Co. Inc.	3.100%	9/15/26	6,673	6,849
	Boeing Co.	2.600%	10/30/25	3,409	3,512
	Boeing Co.	3.100%	5/1/26	13,810	14,631
	Boeing Co.	2.250%	6/15/26	8,114	8,203
	Boeing Co.	2.700%	2/1/27	3,755	3,860
	Boeing Co.	2.800%	3/1/27	9,863	10,191
	Boeing Co.	3.250%	3/1/28	11,488	12,413
	Boeing Co.	3.450%	11/1/28	5,593	6,083
	Boeing Co.	3.200%	3/1/29	16,661	17,813
	Boeing Co.	2.950%	2/1/30	3,965	4,159
	Carlisle Cos. Inc.	3.750%	12/1/27	7,747	8,482
2	Carrier Global Corp.	2.493%	2/15/27	13,305	13,543
2	Carrier Global Corp.	2.722%	2/15/30	18,815	19,076
	Caterpillar Financial Services Corp.	2.400%	8/9/26	9,185	9,581
	Caterpillar Inc.	2.600%	9/19/29	6,834	7,125
	CNH Industrial NV	3.850%	11/15/27	10,549	11,200
	Deere & Co.	5.375%	10/16/29	1,469	1,887
	Dover Corp.	3.150%	11/15/25	9,310	9,998

49

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dover Corp.	2.950%	11/4/29	4,382	4,629
	Eagle Materials Inc.	4.500%	8/1/26	5,419	5,555
	Eaton Corp.	3.103%	9/15/27	10,435	11,257
	Embraer Netherlands Finance BV	5.050%	6/15/25	17,179	18,750
	Embraer Netherlands Finance BV	5.400%	2/1/27	14,460	16,411
	Emerson Electric Co.	3.150%	6/1/25	5,305	5,688
	Fortive Corp.	3.150%	6/15/26	6,388	6,745
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	11,100	12,225
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	6,860	7,182
	General Dynamics Corp.	3.500%	5/15/25	14,016	15,368
	General Dynamics Corp.	2.125%	8/15/26	6,938	7,131
	General Dynamics Corp.	2.625%	11/15/27	7,824	8,310
	General Dynamics Corp.	3.750%	5/15/28	24,969	28,315
	General Electric Co.	5.550%	1/5/26	7,725	9,203
	Hexcel Corp.	4.700%	8/15/25	2,250	2,494
	Hexcel Corp.	3.950%	2/15/27	10,167	11,051
	Honeywell International Inc.	2.500%	11/1/26	26,919	28,408
	Honeywell International Inc.	2.700%	8/15/29	14,193	15,183
	Hubbell Inc.	3.350%	3/1/26	4,079	4,308
	Hubbell Inc.	3.150%	8/15/27	5,578	5,899
	Hubbell Inc.	3.500%	2/15/28	8,599	9,253
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	10,140	10,926
	Illinois Tool Works Inc.	2.650%	11/15/26	23,564	25,136
	Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	7,355	8,187
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,796	4,106
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	15,275	17,073
	John Deere Capital Corp.	3.450%	3/13/25	11,043	12,028
	John Deere Capital Corp.	3.400%	9/11/25	6,375	7,056
	John Deere Capital Corp.	2.650%	6/10/26	12,007	12,759
	John Deere Capital Corp.	2.250%	9/14/26	10,425	10,819
	John Deere Capital Corp.	2.800%	9/8/27	15,172	16,375
	John Deere Capital Corp.	3.050%	1/6/28	11,140	12,194
	John Deere Capital Corp.	3.450%	3/7/29	150	169
	John Deere Capital Corp.	2.800%	7/18/29	17,327	18,584
	John Deere Capital Corp.	2.450%	1/9/30	16,011	16,604
	Johnson Controls International plc	3.900%	2/14/26	7,716	8,473
	Kennametal Inc.	4.625%	6/15/28	5,188	5,728
	L3Harris Technologies Inc.	3.832%	4/27/25	12,221	13,368
2	L3Harris Technologies Inc.	3.850%	12/15/26	7,883	8,711
	L3Harris Technologies Inc.	4.400%	6/15/28	14,271	16,676
2	L3Harris Technologies Inc.	4.400%	6/15/28	18,761	21,736
	L3Harris Technologies Inc.	2.900%	12/15/29	8,423	8,944
	Leggett & Platt Inc.	3.500%	11/15/27	8,272	8,978
	Leggett & Platt Inc.	4.400%	3/15/29	10,640	11,983
	Lockheed Martin Corp.	2.900%	3/1/25	13,354	14,187
	Lockheed Martin Corp.	3.550%	1/15/26	42,358	46,968
	Martin Marietta Materials Inc.	3.450%	6/1/27	4,873	5,238
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,097	8,780
	Masco Corp.	4.450%	4/1/25	6,976	7,769
	Masco Corp.	4.375%	4/1/26	9,390	10,469
	Masco Corp.	3.500%	11/15/27	4,560	4,885
	Northrop Grumman Corp.	3.200%	2/1/27	17,445	18,783
	Northrop Grumman Corp.	3.250%	1/15/28	42,599	46,158
	Nvent Finance Sarl	4.550%	4/15/28	8,397	9,141
	Oshkosh Corp.	4.600%	5/15/28	3,750	4,209
	Oshkosh Corp.	3.100%	3/1/30	2,000	2,060
2	Otis Worldwide Corp.	2.056%	4/5/25	13,000	13,210
2	Otis Worldwide Corp.	2.293%	4/5/27	6,800	6,948
2	Otis Worldwide Corp.	2.565%	2/15/30	18,375	18,894
	Owens Corning	3.400%	8/15/26	6,820	7,122
	Owens Corning	3.950%	8/15/29	8,140	9,028
	Parker-Hannifin Corp.	3.250%	3/1/27	17,170	18,542
	Parker-Hannifin Corp.	3.250%	6/14/29	21,353	22,900
	Pentair Finance Sarl	4.500%	7/1/29	720	810

50

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	3.250%	6/15/25	16,314	17,727
	Raytheon Co.	7.200%	8/15/27	2,305	3,101
	Republic Services Inc.	3.200%	3/15/25	7,879	8,453
	Republic Services Inc.	2.900%	7/1/26	13,083	13,897
	Republic Services Inc.	3.375%	11/15/27	14,818	16,168
	Republic Services Inc.	3.950%	5/15/28	3,770	4,283
	Republic Services Inc.	2.300%	3/1/30	9,625	9,661
	Rockwell Automation Inc.	2.875%	3/1/25	3,502	3,711
	Rockwell Automation Inc.	3.500%	3/1/29	7,231	8,173
	Rockwell Collins Inc.	3.500%	3/15/27	23,501	26,143
	Roper Technologies Inc.	3.850%	12/15/25	5,390	5,954
	Roper Technologies Inc.	3.800%	12/15/26	13,231	14,601
	Roper Technologies Inc.	4.200%	9/15/28	17,692	20,341
	Roper Technologies Inc.	2.950%	9/15/29	7,725	8,232
	Snap-on Inc.	3.250%	3/1/27	4,165	4,487
	Stanley Black & Decker Inc.	3.400%	3/1/26	12,329	13,400
	Stanley Black & Decker Inc.	4.250%	11/15/28	9,663	11,311
	Stanley Black & Decker Inc.	2.300%	3/15/30	11,000	11,147
1	Stanley Black & Decker Inc.	4.000%	3/15/60	5,000	5,002
	Textron Inc.	3.875%	3/1/25	4,579	4,961
	Textron Inc.	4.000%	3/15/26	8,475	9,261
	Textron Inc.	3.650%	3/15/27	6,358	6,810
	Textron Inc.	3.375%	3/1/28	5,193	5,505
	Textron Inc.	3.900%	9/17/29	6,326	7,011
	Timken Co.	4.500%	12/15/28	6,666	7,469
	United Technologies Corp.	3.950%	8/16/25	39,179	43,843
	United Technologies Corp.	3.125%	5/4/27	25,003	26,920
	United Technologies Corp.	6.700%	8/1/28	3,425	4,615
	United Technologies Corp.	4.125%	11/16/28	63,698	74,501
	United Technologies Corp.	7.500%	9/15/29	5,953	8,687
	Vulcan Materials Co.	4.500%	4/1/25	5,032	5,634
	Vulcan Materials Co.	3.900%	4/1/27	7,959	8,767
	Wabtec Corp.	3.450%	11/15/26	12,267	12,735
	Wabtec Corp.	4.950%	9/15/28	22,662	25,994
	Waste Connections Inc.	4.250%	12/1/28	4,590	5,292
	Waste Connections Inc.	3.500%	5/1/29	12,625	13,829
	Waste Connections Inc.	2.600%	2/1/30	11,219	11,524
	Waste Management Inc.	3.125%	3/1/25	8,155	8,720
	Waste Management Inc.	3.200%	6/15/26	22,895	24,787
	Waste Management Inc.	3.150%	11/15/27	6,462	6,942
	Waste Management Inc.	3.450%	6/15/29	20,093	22,195
	Xylem Inc.	3.250%	11/1/26	8,976	9,686
	Communication (7.0%)
	Activision Blizzard Inc.	3.400%	9/15/26	14,044	15,217
	Activision Blizzard Inc.	3.400%	6/15/27	7,099	7,661
	America Movil SAB de CV	3.625%	4/22/29	17,955	19,900
	American Tower Corp.	2.400%	3/15/25	250	257
	American Tower Corp.	4.000%	6/1/25	16,003	17,623
	American Tower Corp.	4.400%	2/15/26	4,331	4,879
	American Tower Corp.	3.375%	10/15/26	21,253	22,842
	American Tower Corp.	2.750%	1/15/27	5,541	5,729
	American Tower Corp.	3.125%	1/15/27	14,609	15,408
	American Tower Corp.	3.550%	7/15/27	20,228	21,940
	American Tower Corp.	3.600%	1/15/28	10,590	11,426
	American Tower Corp.	3.950%	3/15/29	16,070	17,828
	American Tower Corp.	3.800%	8/15/29	19,318	21,257
	American Tower Corp.	2.900%	1/15/30	21,596	22,369
	AT&T Inc.	3.400%	5/15/25	75,468	80,428
	AT&T Inc.	3.600%	7/15/25	31,434	33,978
	AT&T Inc.	3.875%	1/15/26	23,924	26,221
	AT&T Inc.	4.125%	2/17/26	46,597	51,795
	AT&T Inc.	2.950%	7/15/26	16,069	16,872
	AT&T Inc.	3.800%	2/15/27	17,634	19,255

51

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.250%	3/1/27	24,208	27,059
	AT&T Inc.	4.100%	2/15/28	41,891	46,865
	AT&T Inc.	4.350%	3/1/29	53,535	61,010
	AT&T Inc.	4.300%	2/15/30	48,378	55,206
	British Telecommunications plc	5.125%	12/4/28	9,634	11,480
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	63,430	71,051
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	29,673	31,377
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	17,511	19,082
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	26,389	30,526
	Comcast Corp.	3.375%	2/15/25	570	616
	Comcast Corp.	3.375%	8/15/25	41,418	44,951
	Comcast Corp.	3.950%	10/15/25	58,579	65,583
	Comcast Corp.	3.150%	3/1/26	13,276	14,280
	Comcast Corp.	2.350%	1/15/27	21,505	22,214
	Comcast Corp.	3.300%	2/1/27	32,829	35,664
	Comcast Corp.	3.150%	2/15/28	38,523	41,777
	Comcast Corp.	3.550%	5/1/28	13,725	15,233
	Comcast Corp.	4.150%	10/15/28	61,592	71,405
	Comcast Corp.	2.650%	2/1/30	25,963	27,183
	Crown Castle International Corp.	4.450%	2/15/26	18,687	21,019
	Crown Castle International Corp.	3.700%	6/15/26	15,200	16,523
	Crown Castle International Corp.	4.000%	3/1/27	12,938	14,468
	Crown Castle International Corp.	3.650%	9/1/27	16,065	17,566
	Crown Castle International Corp.	3.800%	2/15/28	26,261	28,672
	Crown Castle International Corp.	4.300%	2/15/29	8,528	9,825
	Crown Castle International Corp.	3.100%	11/15/29	1,660	1,747
	Discovery Communications LLC	3.450%	3/15/25	5,496	5,891
	Discovery Communications LLC	3.950%	6/15/25	10,269	11,207
	Discovery Communications LLC	4.900%	3/11/26	13,449	15,371
	Discovery Communications LLC	3.950%	3/20/28	32,205	34,861
	Discovery Communications LLC	4.125%	5/15/29	13,696	15,101
	Electronic Arts Inc.	4.800%	3/1/26	9,950	11,569
2	Fox Corp.	4.709%	1/25/29	37,003	43,420
	Grupo Televisa SAB	6.625%	3/18/25	6,700	8,069
	Grupo Televisa SAB	4.625%	1/30/26	5,715	6,332
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	9,767	11,456
	Moody's Corp.	3.250%	1/15/28	8,095	8,727
	Moody's Corp.	4.250%	2/1/29	4,371	5,155
	Omnicom Group Inc.	2.450%	4/30/30	3,500	3,526
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	25,309	27,779
	RELX Capital Inc.	4.000%	3/18/29	16,210	18,520
	Rogers Communications Inc.	3.625%	12/15/25	10,462	11,466
	Rogers Communications Inc.	2.900%	11/15/26	1,927	2,026
	S&P Global Inc.	4.000%	6/15/25	8,642	9,627
	S&P Global Inc.	4.400%	2/15/26	17,642	20,231
	S&P Global Inc.	2.950%	1/22/27	7,616	8,106
	S&P Global Inc.	2.500%	12/1/29	12,750	13,312
	TCI Communications Inc.	7.875%	2/15/26	5,566	7,382
	TCI Communications Inc.	7.125%	2/15/28	5,610	7,596
	Telefonica Emisiones SAU	4.103%	3/8/27	37,046	41,103
	TELUS Corp.	2.800%	2/16/27	9,935	10,431
	TELUS Corp.	3.700%	9/15/27	2,255	2,509
	Thomson Reuters Corp.	3.350%	5/15/26	11,150	11,846
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,130	1,231
	Verizon Communications Inc.	3.376%	2/15/25	4,980	5,379
	Verizon Communications Inc.	2.625%	8/15/26	44,087	46,258
	Verizon Communications Inc.	4.125%	3/16/27	59,298	67,439
	Verizon Communications Inc.	4.329%	9/21/28	86,865	102,049
	Verizon Communications Inc.	3.875%	2/8/29	1,800	2,061
	Verizon Communications Inc.	4.016%	12/3/29	73,833	85,883

52

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ViacomCBS Inc.	4.000%	1/15/26	6,957	7,667
	ViacomCBS Inc.	2.900%	1/15/27	12,330	12,733
	ViacomCBS Inc.	3.375%	2/15/28	10,729	11,422
	ViacomCBS Inc.	3.700%	6/1/28	18,151	19,772
	ViacomCBS Inc.	4.200%	6/1/29	2,265	2,563
	Vodafone Group plc	4.125%	5/30/25	31,643	35,107
	Vodafone Group plc	4.375%	5/30/28	50,153	57,631
	Vodafone Group plc	7.875%	2/15/30	8,253	11,826
	Walt Disney Co.	3.150%	9/17/25	23,168	25,221
	Walt Disney Co.	3.700%	10/15/25	13,142	14,605
	Walt Disney Co.	3.000%	2/13/26	19,084	20,725
	Walt Disney Co.	1.850%	7/30/26	25,168	25,601
	Walt Disney Co.	3.375%	11/15/26	15,780	17,386
	Walt Disney Co.	2.000%	9/1/29	32,829	33,110
	WPP Finance 2010	3.750%	9/19/24	1	1
	Consumer Cyclical (7.0%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	43,560	46,882
	Amazon.com Inc.	5.200%	12/3/25	18,601	22,194
	Amazon.com Inc.	3.150%	8/22/27	56,856	62,121
	American Honda Finance Corp.	2.300%	9/9/26	4,338	4,485
	American Honda Finance Corp.	2.350%	1/8/27	10,875	11,115
	American Honda Finance Corp.	3.500%	2/15/28	16,595	18,341
	Aptiv plc	4.250%	1/15/26	9,365	10,315
	Aptiv plc	4.350%	3/15/29	5,955	6,743
	Automatic Data Processing Inc.	3.375%	9/15/25	19,375	21,328
	AutoNation Inc.	4.500%	10/1/25	9,027	9,977
	AutoNation Inc.	3.800%	11/15/27	3,804	4,012
	AutoZone Inc.	3.250%	4/15/25	6,521	6,980
	AutoZone Inc.	3.125%	4/21/26	7,153	7,582
	AutoZone Inc.	3.750%	6/1/27	12,004	13,197
	AutoZone Inc.	3.750%	4/18/29	11,258	12,604
	Best Buy Co. Inc.	4.450%	10/1/28	8,714	9,915
	Block Financial LLC	5.250%	10/1/25	5,657	6,441
	Booking Holdings Inc.	3.650%	3/15/25	8,223	8,929
	Booking Holdings Inc.	3.600%	6/1/26	18,353	20,047
	Booking Holdings Inc.	3.550%	3/15/28	12,311	13,437
	BorgWarner Inc.	3.375%	3/15/25	8,013	8,433
	Choice Hotels International Inc.	3.700%	12/1/29	971	1,037
	Costco Wholesale Corp.	3.000%	5/18/27	18,798	20,481
	Darden Restaurants Inc.	3.850%	5/1/27	7,956	8,591
	Dollar General Corp.	4.150%	11/1/25	9,214	10,258
	Dollar General Corp.	3.875%	4/15/27	11,411	12,636
	Dollar General Corp.	4.125%	5/1/28	9,497	10,846
	Dollar Tree Inc.	4.000%	5/15/25	16,320	17,867
	Dollar Tree Inc.	4.200%	5/15/28	22,823	25,495
	eBay Inc.	3.600%	6/5/27	13,166	14,129
	Expedia Group Inc.	5.000%	2/15/26	12,483	14,062
	Expedia Group Inc.	3.800%	2/15/28	14,959	15,372
2	Expedia Group Inc.	3.250%	2/15/30	6,800	6,636
	Ford Motor Co.	4.346%	12/8/26	17,953	18,043
	Ford Motor Co.	6.625%	10/1/28	11,067	12,570
	Ford Motor Credit Co. LLC	4.687%	6/9/25	13,540	13,918
	Ford Motor Credit Co. LLC	4.134%	8/4/25	26,622	26,698
	Ford Motor Credit Co. LLC	4.389%	1/8/26	24,979	25,087
	Ford Motor Credit Co. LLC	4.542%	8/1/26	8,800	8,920
	Ford Motor Credit Co. LLC	4.271%	1/9/27	25,500	25,156
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12,792	12,169
	Ford Motor Credit Co. LLC	5.113%	5/3/29	21,670	21,714
	General Motors Co.	4.000%	4/1/25	7,316	7,717
	General Motors Co.	4.200%	10/1/27	16,905	17,828
	General Motors Co.	5.000%	10/1/28	11,135	12,178
	General Motors Financial Co. Inc.	2.900%	2/26/25	10,600	10,640
	General Motors Financial Co. Inc.	4.350%	4/9/25	14,962	15,957

53

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	4.300%	7/13/25	16,575	17,608
General Motors Financial Co. Inc.	5.250%	3/1/26	23,445	26,083
General Motors Financial Co. Inc.	4.000%	10/6/26	18,580	19,487
General Motors Financial Co. Inc.	4.350%	1/17/27	24,856	26,428
General Motors Financial Co. Inc.	3.850%	1/5/28	9,651	9,918
General Motors Financial Co. Inc.	5.650%	1/17/29	17,701	20,066
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	13,727	15,396
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	17,511	19,803
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,459	11,113
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	21,130	24,933
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	4,799	5,119
Harley-Davidson Inc.	3.500%	7/28/25	9,348	9,959
Harman International Industries Inc.	4.150%	5/15/25	6,145	6,696
Home Depot Inc.	3.350%	9/15/25	20,952	22,890
Home Depot Inc.	3.000%	4/1/26	21,571	23,270
Home Depot Inc.	2.125%	9/15/26	20,310	21,007
Home Depot Inc.	2.800%	9/14/27	21,373	22,809
Home Depot Inc.	3.900%	12/6/28	14,753	17,047
Home Depot Inc.	2.950%	6/15/29	32,006	34,557
Hyatt Hotels Corp.	4.850%	3/15/26	7,482	8,583
Hyatt Hotels Corp.	4.375%	9/15/28	6,785	7,590
IHS Markit Ltd.	4.750%	8/1/28	13,778	16,051
IHS Markit Ltd.	4.250%	5/1/29	16,238	18,308
JD.com Inc.	3.875%	4/29/26	8,025	8,733
JD.com Inc.	3.375%	1/14/30	13,200	13,741
Kohl's Corp.	4.250%	7/17/25	11,153	12,054
Las Vegas Sands Corp.	2.900%	6/25/25	11,880	12,174
Las Vegas Sands Corp.	3.500%	8/18/26	14,210	15,015
Las Vegas Sands Corp.	3.900%	8/8/29	13,835	14,620
Lear Corp.	3.800%	9/15/27	11,533	12,106
Lear Corp.	4.250%	5/15/29	7,070	7,566
Lear Corp.	3.500%	5/30/30	4,000	3,994
Lowe's Cos. Inc.	3.375%	9/15/25	21,860	23,739
Lowe's Cos. Inc.	2.500%	4/15/26	28,650	29,677
Lowe's Cos. Inc.	3.100%	5/3/27	11,054	11,737
Lowe's Cos. Inc.	3.650%	4/5/29	30,898	34,235
Magna International Inc.	4.150%	10/1/25	7,337	8,150
Marriott International Inc.	3.750%	3/15/25	9,442	10,290
Marriott International Inc.	3.750%	10/1/25	4,400	4,734
Marriott International Inc.	3.125%	6/15/26	12,194	12,799
Marriott International Inc.	4.000%	4/15/28	10,845	12,032
Marriott International Inc.	4.650%	12/1/28	1,253	1,440
Mastercard Inc.	2.000%	3/3/25	12,525	12,853
Mastercard Inc.	2.950%	11/21/26	15,805	17,047
Mastercard Inc.	3.500%	2/26/28	8,352	9,308
Mastercard Inc.	2.950%	6/1/29	19,135	20,756
McDonald's Corp.	3.375%	5/26/25	7,335	7,919
McDonald's Corp.	3.700%	1/30/26	32,858	36,309
McDonald's Corp.	3.500%	3/1/27	18,647	20,391
McDonald's Corp.	3.800%	4/1/28	18,817	21,002
McDonald's Corp.	2.625%	9/1/29	20,746	21,503
NIKE Inc.	2.375%	11/1/26	7,602	7,988
Nordstrom Inc.	4.000%	3/15/27	7,880	8,352
Nordstrom Inc.	6.950%	3/15/28	2,920	3,486
Nordstrom Inc.	4.375%	4/1/30	1,000	1,053
O'Reilly Automotive Inc.	3.550%	3/15/26	9,395	10,231
O'Reilly Automotive Inc.	3.600%	9/1/27	14,599	16,137
O'Reilly Automotive Inc.	4.350%	6/1/28	14,444	16,633
O'Reilly Automotive Inc.	3.900%	6/1/29	5,866	6,664
QVC Inc.	4.750%	2/15/27	9,825	9,678
Ralph Lauren Corp.	3.750%	9/15/25	6,975	7,698
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,754
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	12,160	12,449

54

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sands China Ltd.	5.125%	8/8/25	29,675	33,397
	Sands China Ltd.	5.400%	8/8/28	33,940	38,430
	Starbucks Corp.	3.800%	8/15/25	17,051	18,780
	Starbucks Corp.	2.450%	6/15/26	10,094	10,508
	Starbucks Corp.	3.500%	3/1/28	10,197	11,295
	Starbucks Corp.	4.000%	11/15/28	12,700	14,582
	Starbucks Corp.	3.550%	8/15/29	18,665	21,004
	Tapestry Inc.	4.250%	4/1/25	8,569	9,064
	Tapestry Inc.	4.125%	7/15/27	11,810	12,465
	Target Corp.	2.500%	4/15/26	14,255	15,061
	Target Corp.	3.375%	4/15/29	12,378	13,761
	Target Corp.	2.350%	2/15/30	9,000	9,273
	TJX Cos. Inc.	2.250%	9/15/26	22,490	23,274
	Toyota Motor Corp.	3.669%	7/20/28	9,855	11,255
	Toyota Motor Corp.	2.760%	7/2/29	10,100	10,809
	Toyota Motor Credit Corp.	3.400%	4/14/25	8,940	9,680
	Toyota Motor Credit Corp.	3.200%	1/11/27	10,315	11,151
	Toyota Motor Credit Corp.	3.050%	1/11/28	8,810	9,520
	Toyota Motor Credit Corp.	3.650%	1/8/29	7,780	8,892
	Toyota Motor Credit Corp.	2.150%	2/13/30	15,000	15,090
	Visa Inc.	3.150%	12/14/25	65,139	70,724
	Visa Inc.	2.750%	9/15/27	11,235	12,090
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	39,037	41,019
	Walmart Inc.	3.550%	6/26/25	33,312	36,694
	Walmart Inc.	3.050%	7/8/26	16,751	18,237
	Walmart Inc.	5.875%	4/5/27	6,657	8,416
	Walmart Inc.	3.700%	6/26/28	51,235	58,050
	Walmart Inc.	3.250%	7/8/29	8,900	9,905
	Walmart Inc.	2.375%	9/24/29	20,825	21,746
	Walmart Inc.	7.550%	2/15/30	3,392	5,104
	Consumer Noncyclical (15.3%)
	Abbott Laboratories	2.950%	3/15/25	10,723	11,510
	Abbott Laboratories	3.875%	9/15/25	22,806	25,477
	Abbott Laboratories	3.750%	11/30/26	25,686	28,834
	AbbVie Inc.	3.600%	5/14/25	60,671	65,779
	AbbVie Inc.	3.200%	5/14/26	41,870	44,510
2	AbbVie Inc.	2.950%	11/21/26	70,386	73,766
	AbbVie Inc.	4.250%	11/14/28	23,256	26,523
2	AbbVie Inc.	3.200%	11/21/29	100,270	105,703
	Adventist Health System/West	2.952%	3/1/29	4,625	4,885
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,125	4,732
	Agilent Technologies Inc.	3.050%	9/22/26	7,698	8,166
	Agilent Technologies Inc.	2.750%	9/15/29	6,365	6,627
	Ahold Finance USA LLC	6.875%	5/1/29	8,676	12,093
	Allergan Funding SCS	3.800%	3/15/25	47,202	51,363
	Altria Group Inc.	4.400%	2/14/26	32,632	36,532
	Altria Group Inc.	2.625%	9/16/26	17,817	18,230
	Altria Group Inc.	4.800%	2/14/29	32,421	37,015
	AmerisourceBergen Corp.	3.250%	3/1/25	7,466	8,007
	AmerisourceBergen Corp.	3.450%	12/15/27	13,444	14,500
	Amgen Inc.	3.125%	5/1/25	7,237	7,702
	Amgen Inc.	2.600%	8/19/26	29,396	31,037
	Amgen Inc.	2.200%	2/21/27	9,765	9,929
	Amgen Inc.	3.200%	11/2/27	11,683	12,816
	Amgen Inc.	2.450%	2/21/30	12,510	12,665
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	72,946	79,610
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	13,314	14,534
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	56,615	63,760
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	78,384	92,677
	Archer-Daniels-Midland Co.	2.500%	8/11/26	14,647	15,260

55

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ascension Health	2.532%	11/15/29	5,586	5,944
	AstraZeneca plc	3.375%	11/16/25	37,716	41,078
	AstraZeneca plc	3.125%	6/12/27	15,848	17,086
	AstraZeneca plc	4.000%	1/17/29	15,643	17,943
	BAT Capital Corp.	3.215%	9/6/26	25,550	26,756
	BAT Capital Corp.	3.557%	8/15/27	53,141	55,997
	BAT Capital Corp.	3.462%	9/6/29	10,499	10,990
	Baxalta Inc.	4.000%	6/23/25	19,813	21,872
	Baxter International Inc.	2.600%	8/15/26	18,193	19,138
	Becton Dickinson & Co.	3.700%	6/6/27	41,625	45,917
	Biogen Inc.	4.050%	9/15/25	36,857	41,351
	Boston Scientific Corp.	3.850%	5/15/25	1,116	1,222
	Boston Scientific Corp.	3.750%	3/1/26	19,697	21,744
	Boston Scientific Corp.	4.000%	3/1/29	22,336	25,638
2	Bristol-Myers Squibb Co.	3.875%	8/15/25	53,218	59,500
2	Bristol-Myers Squibb Co.	3.200%	6/15/26	43,345	47,236
	Bristol-Myers Squibb Co.	3.250%	2/27/27	4,370	4,803
2	Bristol-Myers Squibb Co.	3.450%	11/15/27	21,300	23,824
2	Bristol-Myers Squibb Co.	3.900%	2/20/28	28,778	32,766
2	Bristol-Myers Squibb Co.	3.400%	7/26/29	72,181	80,524
	Brown-Forman Corp.	3.500%	4/15/25	4,925	5,328
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	13,845	14,247
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,351	9,869
	Campbell Soup Co.	3.950%	3/15/25	11,773	12,838
	Campbell Soup Co.	3.300%	3/19/25	7,186	7,569
	Campbell Soup Co.	4.150%	3/15/28	14,940	16,642
	Cardinal Health Inc.	3.750%	9/15/25	7,120	7,762
	Cardinal Health Inc.	3.410%	6/15/27	21,755	23,225
	CHRISTUS Health	4.341%	7/1/28	5,450	6,361
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,895	7,393
2	Cigna Corp.	3.250%	4/15/25	14,030	15,010
	Cigna Corp.	4.125%	11/15/25	45,075	50,690
2	Cigna Corp.	4.500%	2/25/26	14,489	16,561
2	Cigna Corp.	3.400%	3/1/27	31,888	34,635
2	Cigna Corp.	7.875%	5/15/27	836	1,106
2	Cigna Corp.	3.050%	10/15/27	5,167	5,395
	Cigna Corp.	4.375%	10/15/28	64,624	73,394
	Clorox Co.	3.100%	10/1/27	5,982	6,408
	Clorox Co.	3.900%	5/15/28	8,005	9,130
	Coca-Cola Co.	2.875%	10/27/25	27,060	29,138
	Coca-Cola Co.	2.550%	6/1/26	16,127	17,137
	Coca-Cola Co.	2.250%	9/1/26	23,307	24,344
	Coca-Cola Co.	2.900%	5/25/27	6,279	6,808
	Coca-Cola Co.	2.125%	9/6/29	11,775	11,966
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	6,492	7,116
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	20,700	21,678
	CommonSpirit Health	3.347%	10/1/29	16,233	17,204
	Conagra Brands Inc.	4.600%	11/1/25	19,373	21,682
	Conagra Brands Inc.	7.000%	10/1/28	3,808	4,925
	Conagra Brands Inc.	4.850%	11/1/28	24,991	29,016
	Constellation Brands Inc.	4.400%	11/15/25	9,675	10,925
	Constellation Brands Inc.	4.750%	12/1/25	9,950	11,455
	Constellation Brands Inc.	3.700%	12/6/26	11,368	12,411
	Constellation Brands Inc.	3.500%	5/9/27	10,525	11,363
	Constellation Brands Inc.	3.600%	2/15/28	9,030	9,776
	Constellation Brands Inc.	4.650%	11/15/28	12,590	14,599
	Constellation Brands Inc.	3.150%	8/1/29	13,129	13,765
	CVS Health Corp.	4.100%	3/25/25	78,153	85,420
	CVS Health Corp.	3.875%	7/20/25	49,835	54,187
	CVS Health Corp.	2.875%	6/1/26	45,445	47,192
	CVS Health Corp.	3.000%	8/15/26	16,800	17,580
	CVS Health Corp.	6.250%	6/1/27	2,610	3,208
	CVS Health Corp.	4.300%	3/25/28	152,934	170,999

56

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.250%	8/15/29	42,804	44,918
Danaher Corp.	3.350%	9/15/25	9,663	10,542
Delhaize America LLC	9.000%	4/15/31	350	538
DH Europe Finance II Sarl	2.600%	11/15/29	13,216	13,728
Diageo Capital plc	3.875%	5/18/28	6,892	7,878
Diageo Capital plc	2.375%	10/24/29	13,175	13,650
Edwards Lifesciences Corp.	4.300%	6/15/28	9,712	11,220
Eli Lilly & Co.	2.750%	6/1/25	5,053	5,358
Eli Lilly & Co.	3.375%	3/15/29	26,808	29,953
Estee Lauder Cos. Inc.	3.150%	3/15/27	9,847	10,715
Estee Lauder Cos. Inc.	2.375%	12/1/29	14,799	15,265
Flowers Foods Inc.	3.500%	10/1/26	5,235	5,552
General Mills Inc.	4.000%	4/17/25	8,111	8,959
General Mills Inc.	3.200%	2/10/27	17,964	19,452
General Mills Inc.	4.200%	4/17/28	25,095	28,814
Gilead Sciences Inc.	3.500%	2/1/25	10,439	11,283
Gilead Sciences Inc.	3.650%	3/1/26	48,269	53,107
Gilead Sciences Inc.	2.950%	3/1/27	24,101	25,631
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	25,934	28,771
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,202	34,448
GlaxoSmithKline Capital plc	3.375%	6/1/29	4,651	5,148
Hasbro Inc.	3.550%	11/19/26	10,400	10,894
Hasbro Inc.	3.500%	9/15/27	7,673	7,981
Hasbro Inc.	3.900%	11/19/29	18,162	19,034
HCA Inc.	5.250%	4/15/25	19,520	22,155
HCA Inc.	5.250%	6/15/26	33,912	38,787
HCA Inc.	4.500%	2/15/27	14,962	16,514
HCA Inc.	4.125%	6/15/29	38,215	41,750
Hershey Co.	3.200%	8/21/25	6,045	6,569
Hershey Co.	2.300%	8/15/26	18,701	19,619
Hershey Co.	7.200%	8/15/27	146	200
Hershey Co.	2.450%	11/15/29	8,915	9,391
Ingredion Inc.	3.200%	10/1/26	7,582	7,955
JM Smucker Co.	3.500%	3/15/25	12,849	13,882
JM Smucker Co.	3.375%	12/15/27	9,239	9,942
Johnson & Johnson	2.450%	3/1/26	38,882	40,831
Johnson & Johnson	2.950%	3/3/27	29,238	31,818
Johnson & Johnson	2.900%	1/15/28	20,441	22,265
Johnson & Johnson	6.950%	9/1/29	2,450	3,645
Kaiser Foundation Hospitals	3.150%	5/1/27	9,838	10,823
Kellogg Co.	3.250%	4/1/26	9,556	10,270
Kellogg Co.	3.400%	11/15/27	13,262	14,375
Kellogg Co.	4.300%	5/15/28	6,751	7,734
Keurig Dr Pepper Inc.	4.417%	5/25/25	16,552	18,557
Keurig Dr Pepper Inc.	3.400%	11/15/25	7,274	7,786
Keurig Dr Pepper Inc.	2.550%	9/15/26	7,469	7,627
Keurig Dr Pepper Inc.	3.430%	6/15/27	8,181	8,699
Keurig Dr Pepper Inc.	4.597%	5/25/28	32,725	37,747
Kimberly-Clark Corp.	3.050%	8/15/25	5,840	6,386
Kimberly-Clark Corp.	2.750%	2/15/26	4,527	4,794
Kimberly-Clark Corp.	3.950%	11/1/28	8,040	9,382
Kimberly-Clark Corp.	3.200%	4/25/29	15,413	17,424
Kraft Heinz Foods Co.	3.950%	7/15/25	12,226	12,710
Kroger Co.	3.500%	2/1/26	11,424	12,397
Kroger Co.	2.650%	10/15/26	11,768	12,186
Kroger Co.	3.700%	8/1/27	8,527	9,413
Kroger Co.	4.500%	1/15/29	6,887	8,076
Kroger Co.	7.700%	6/1/29	3,705	5,171
Laboratory Corp. of America Holdings	3.600%	9/1/27	14,620	16,146
Laboratory Corp. of America Holdings	2.950%	12/1/29	13,538	14,131
McCormick & Co. Inc.	3.400%	8/15/27	11,892	12,883
McKesson Corp.	3.950%	2/16/28	14,188	15,864
McKesson Corp.	4.750%	5/30/29	6,536	7,748

57

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mead Johnson Nutrition Co.	4.125%	11/15/25	18,214	20,457
Medtronic Global Holdings SCA	3.350%	4/1/27	2,016	2,250
Medtronic Inc.	3.500%	3/15/25	44,610	49,037
Merck & Co. Inc.	3.400%	3/7/29	40,512	45,297
Mercy Health	4.302%	7/1/28	3,970	4,633
Molson Coors Beverage Co.	3.000%	7/15/26	36,894	38,323
Mondelez International Inc.	3.625%	2/13/26	19,017	20,969
Mondelez International Inc.	4.125%	5/7/28	2,001	2,309
Mylan Inc.	4.550%	4/15/28	12,265	13,756
Mylan NV	3.950%	6/15/26	39,874	43,006
Novartis Capital Corp.	3.000%	11/20/25	30,526	33,007
Novartis Capital Corp.	2.000%	2/14/27	18,065	18,493
Novartis Capital Corp.	3.100%	5/17/27	20,296	22,188
PepsiCo Inc.	2.750%	4/30/25	18,365	19,448
PepsiCo Inc.	3.500%	7/17/25	4,195	4,606
PepsiCo Inc.	2.850%	2/24/26	22,172	23,779
PepsiCo Inc.	2.375%	10/6/26	25,222	26,359
PepsiCo Inc.	3.000%	10/15/27	28,918	31,492
PepsiCo Inc.	2.625%	7/29/29	21,316	22,821
PerkinElmer Inc.	3.300%	9/15/29	12,647	13,263
Perrigo Finance Unlimited Co.	4.375%	3/15/26	12,210	13,308
Pfizer Inc.	2.750%	6/3/26	28,603	30,616
Pfizer Inc.	3.000%	12/15/26	14,863	16,097
Pfizer Inc.	3.600%	9/15/28	11,886	13,547
Pfizer Inc.	3.450%	3/15/29	34,450	38,668
Pharmacia LLC	6.600%	12/1/28	11,932	16,194
Philip Morris International Inc.	3.375%	8/11/25	11,898	12,859
Philip Morris International Inc.	2.750%	2/25/26	16,306	17,169
Philip Morris International Inc.	3.125%	8/17/27	4,070	4,380
Philip Morris International Inc.	3.125%	3/2/28	13,157	14,066
Philip Morris International Inc.	3.375%	8/15/29	7,447	8,125
Procter & Gamble Co.	2.700%	2/2/26	10,903	11,776
Procter & Gamble Co.	2.450%	11/3/26	15,640	16,667
Procter & Gamble Co.	2.850%	8/11/27	13,070	14,352
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	6,147	6,626
Providence St. Joseph Health Obligated Group	2.532%	10/1/29	10,562	10,945
Quest Diagnostics Inc.	3.500%	3/30/25	9,345	10,119
Quest Diagnostics Inc.	3.450%	6/1/26	8,015	8,752
Quest Diagnostics Inc.	4.200%	6/30/29	5,830	6,686
Reynolds American Inc.	4.450%	6/12/25	36,164	39,924
Sanofi	3.625%	6/19/28	14,385	16,505
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	46,385	49,593
SSM Health Care Corp.	3.823%	6/1/27	5,608	6,227
Stryker Corp.	3.375%	11/1/25	13,695	15,022
Stryker Corp.	3.500%	3/15/26	19,966	22,039
Stryker Corp.	3.650%	3/7/28	8,261	9,366
Sutter Health	3.695%	8/15/28	5,575	6,181
Sysco Corp.	3.550%	3/15/25	8,658	9,415
Sysco Corp.	3.750%	10/1/25	13,382	14,784
Sysco Corp.	3.300%	7/15/26	12,545	13,642
Sysco Corp.	3.250%	7/15/27	15,819	17,107
Sysco Corp.	2.400%	2/15/30	7,220	7,398
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,292	42,767
Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,866	10,981
Thermo Fisher Scientific Inc.	2.950%	9/19/26	34,625	37,069
Thermo Fisher Scientific Inc.	3.200%	8/15/27	12,896	14,187
Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,309	4,452
Toledo Hospital	5.325%	11/15/28	5,175	6,037
Tyson Foods Inc.	4.000%	3/1/26	19,044	21,177
Tyson Foods Inc.	3.550%	6/2/27	26,356	28,788
Tyson Foods Inc.	4.350%	3/1/29	24,455	28,607
Unilever Capital Corp.	3.375%	3/22/25	7,425	8,154
Unilever Capital Corp.	3.100%	7/30/25	11,224	12,150
Unilever Capital Corp.	2.000%	7/28/26	18,861	19,604

58

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	2.900%	5/5/27	19,945	21,493
	Unilever Capital Corp.	3.500%	3/22/28	11,710	13,200
	Unilever Capital Corp.	2.125%	9/6/29	21,475	21,740
	Whirlpool Corp.	3.700%	5/1/25	5,470	5,922
	Whirlpool Corp.	4.750%	2/26/29	11,795	13,692
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	25,036	26,990
	Zoetis Inc.	4.500%	11/13/25	14,203	16,228
	Zoetis Inc.	3.000%	9/12/27	10,892	11,655
	Zoetis Inc.	3.900%	8/20/28	10,964	12,533
	Energy (8.4%)
	Apache Corp.	4.375%	10/15/28	20,817	21,982
	Apache Corp.	4.250%	1/15/30	5,400	5,717
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	25,101	26,174
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	11,199	11,608
	Boardwalk Pipelines LP	5.950%	6/1/26	8,602	9,915
	Boardwalk Pipelines LP	4.450%	7/15/27	2,790	2,929
	Boardwalk Pipelines LP	4.800%	5/3/29	9,300	9,827
	BP Capital Markets America Inc.	3.796%	9/21/25	20,257	22,347
	BP Capital Markets America Inc.	3.410%	2/11/26	13,869	15,069
	BP Capital Markets America Inc.	3.119%	5/4/26	25,977	27,676
	BP Capital Markets America Inc.	3.017%	1/16/27	20,694	22,247
	BP Capital Markets America Inc.	3.588%	4/14/27	12,976	14,335
	BP Capital Markets America Inc.	3.937%	9/21/28	18,793	21,342
	BP Capital Markets America Inc.	4.234%	11/6/28	26,347	30,497
	BP Capital Markets plc	3.506%	3/17/25	16,743	18,157
	BP Capital Markets plc	3.279%	9/19/27	27,814	29,880
	BP Capital Markets plc	3.723%	11/28/28	15,755	17,470
	Canadian Natural Resources Ltd.	3.850%	6/1/27	20,125	21,496
	Cenovus Energy Inc.	4.250%	4/15/27	21,275	22,795
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	23,050	25,787
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	34,674	37,651
2	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	28,499	28,428
	Chevron Corp.	3.326%	11/17/25	14,013	15,289
	Chevron Corp.	2.954%	5/16/26	42,558	45,511
	Cimarex Energy Co.	3.900%	5/15/27	5,334	5,478
	Cimarex Energy Co.	4.375%	3/15/29	10,458	11,071
	Columbia Pipeline Group Inc.	4.500%	6/1/25	14,270	15,899
	Concho Resources Inc.	3.750%	10/1/27	21,332	22,079
	Concho Resources Inc.	4.300%	8/15/28	20,928	22,602
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,496
	ConocoPhillips Co.	4.950%	3/15/26	22,764	26,671
	ConocoPhillips Holding Co.	6.950%	4/15/29	31,769	43,342
	Continental Resources Inc.	4.375%	1/15/28	17,596	17,068
	Devon Energy Corp.	5.850%	12/15/25	13,044	15,471
	Diamondback Energy Inc.	2.875%	12/1/24	5,000	5,020
	Diamondback Energy Inc.	3.250%	12/1/26	22,460	22,579
	Diamondback Energy Inc.	3.500%	12/1/29	24,706	24,282
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	6,545	6,843
	Enable Midstream Partners LP	4.400%	3/15/27	14,181	14,171
	Enable Midstream Partners LP	4.950%	5/15/28	18,105	18,097
	Enable Midstream Partners LP	4.150%	9/15/29	10,177	9,583
	Enbridge Energy Partners LP	5.875%	10/15/25	10,481	12,562
	Enbridge Inc.	4.250%	12/1/26	10,730	12,020
	Enbridge Inc.	3.700%	7/15/27	4,909	5,332
	Enbridge Inc.	3.125%	11/15/29	19,245	19,926
	Energy Transfer Operating LP	4.050%	3/15/25	12,433	13,293
	Energy Transfer Operating LP	2.900%	5/15/25	13,450	13,697
	Energy Transfer Operating LP	4.750%	1/15/26	7,985	8,788
	Energy Transfer Operating LP	4.200%	4/15/27	15,509	16,627
	Energy Transfer Operating LP	5.500%	6/1/27	13,458	15,335

59

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	5.250%	4/15/29	20,961	23,660
	Energy Transfer Operating LP	3.750%	5/15/30	5,000	5,041
	Energy Transfer Partners LP	4.950%	6/15/28	23,566	26,042
	Eni USA Inc.	7.300%	11/15/27	1,000	1,324
	Enterprise Products Operating LLC	3.750%	2/15/25	7,000	7,612
	Enterprise Products Operating LLC	3.700%	2/15/26	14,419	15,768
	Enterprise Products Operating LLC	3.950%	2/15/27	7,696	8,493
	Enterprise Products Operating LLC	4.150%	10/16/28	10,293	11,698
	Enterprise Products Operating LLC	3.125%	7/31/29	31,212	32,651
	Enterprise Products Operating LLC	2.800%	1/31/30	18,325	18,688
1	Enterprise Products Operating LLC	5.250%	8/16/77	13,556	13,847
1	Enterprise Products Operating LLC	5.375%	2/15/78	12,500	12,777
	EOG Resources Inc.	3.150%	4/1/25	5,330	5,751
	EOG Resources Inc.	4.150%	1/15/26	9,141	10,221
	EQT Corp.	3.900%	10/1/27	2,241	1,434
	Exxon Mobil Corp.	2.709%	3/6/25	24,464	25,694
	Exxon Mobil Corp.	3.043%	3/1/26	50,423	53,869
	Exxon Mobil Corp.	2.275%	8/16/26	26,589	27,557
	Exxon Mobil Corp.	2.440%	8/16/29	14,350	14,851
	Halliburton Co.	3.800%	11/15/25	31,501	34,748
	Halliburton Co.	2.920%	3/1/30	5,000	4,882
	Helmerich & Payne Inc.	4.650%	3/15/25	6,700	7,471
	Hess Corp.	4.300%	4/1/27	18,058	19,034
	Hess Corp.	7.875%	10/1/29	4,435	5,944
	HollyFrontier Corp.	5.875%	4/1/26	17,809	19,585
	Husky Energy Inc.	4.400%	4/15/29	13,461	14,496
	Kinder Morgan Inc.	4.300%	6/1/25	24,596	27,158
	Kinder Morgan Inc.	4.300%	3/1/28	22,062	24,520
	Magellan Midstream Partners LP	5.000%	3/1/26	8,010	9,242
	Marathon Oil Corp.	3.850%	6/1/25	20,358	21,706
	Marathon Oil Corp.	4.400%	7/15/27	16,044	17,295
	Marathon Petroleum Corp.	5.125%	12/15/26	3,316	3,873
	Marathon Petroleum Corp.	3.800%	4/1/28	13,675	14,452
	MPLX LP	4.000%	2/15/25	3,968	4,240
	MPLX LP	4.875%	6/1/25	15,101	16,784
	MPLX LP	4.125%	3/1/27	22,590	24,213
2	MPLX LP	4.250%	12/1/27	12,266	13,517
	MPLX LP	4.000%	3/15/28	23,979	25,348
	MPLX LP	4.800%	2/15/29	14,926	16,622
	National Fuel Gas Co.	5.200%	7/15/25	8,345	9,395
	National Fuel Gas Co.	3.950%	9/15/27	5,834	6,158
	National Fuel Gas Co.	4.750%	9/1/28	3,010	3,325
	National Oilwell Varco Inc.	3.600%	12/1/29	4,835	4,908
	Newfield Exploration Co.	5.375%	1/1/26	7,482	7,927
	Noble Energy Inc.	3.850%	1/15/28	15,572	16,099
	Noble Energy Inc.	3.250%	10/15/29	2,870	2,963
	Occidental Petroleum Corp.	3.500%	6/15/25	15,151	15,672
	Occidental Petroleum Corp.	5.550%	3/15/26	11,706	13,193
	Occidental Petroleum Corp.	3.400%	4/15/26	30,092	30,672
	Occidental Petroleum Corp.	3.200%	8/15/26	21,410	21,654
	Occidental Petroleum Corp.	3.000%	2/15/27	2,000	1,998
	Occidental Petroleum Corp.	3.500%	8/15/29	25,693	25,657
	ONEOK Inc.	4.000%	7/13/27	14,822	16,017
	ONEOK Inc.	4.350%	3/15/29	19,074	21,242
	ONEOK Inc.	3.400%	9/1/29	18,149	18,769
	ONEOK Partners LP	4.900%	3/15/25	7,539	8,471
	Patterson-UTI Energy Inc.	3.950%	2/1/28	13,206	12,746
	Patterson-UTI Energy Inc.	5.150%	11/15/29	7,841	8,214
	Phillips 66	3.900%	3/15/28	12,946	14,504
	Phillips 66 Partners LP	3.550%	10/1/26	7,600	8,281
	Phillips 66 Partners LP	3.750%	3/1/28	8,168	8,787
	Phillips 66 Partners LP	3.150%	12/15/29	8,004	8,350
	Pioneer Natural Resources Co.	4.450%	1/15/26	8,710	9,823
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	22,114	24,082

60

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	10,745	11,557
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	17,520	17,187
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,892	24,820
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	29,871	34,501
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,591	38,195
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	29,017	30,685
	Shell International Finance BV	3.250%	5/11/25	47,240	50,918
	Shell International Finance BV	2.875%	5/10/26	36,235	38,513
	Shell International Finance BV	2.500%	9/12/26	15,847	16,577
	Shell International Finance BV	3.875%	11/13/28	26,083	29,555
	Shell International Finance BV	2.375%	11/7/29	27,175	27,668
	Spectra Energy Partners LP	3.500%	3/15/25	6,827	7,308
	Spectra Energy Partners LP	3.375%	10/15/26	15,671	16,830
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	14,852	17,389
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	18,500	19,840
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	21,793	23,725
	TC PipeLines LP	4.375%	3/13/25	2,975	3,208
	TC PipeLines LP	3.900%	5/25/27	10,735	11,504
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,083	3,866
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	6,072	7,970
	Total Capital International SA	3.455%	2/19/29	23,600	26,200
	Total Capital International SA	2.829%	1/10/30	18,883	19,997
	Total Capital SA	3.883%	10/11/28	20,446	23,385
	TransCanada PipeLines Ltd.	4.875%	1/15/26	22,334	25,302
	TransCanada PipeLines Ltd.	4.250%	5/15/28	17,480	19,692
1	Transcanada Trust	5.500%	9/15/79	18,025	19,016
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	21,773	28,181
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	9,542	10,427
	Valero Energy Corp.	3.650%	3/15/25	10,921	11,798
	Valero Energy Corp.	3.400%	9/15/26	18,561	19,980
	Valero Energy Corp.	4.350%	6/1/28	15,819	17,591
	Valero Energy Corp.	4.000%	4/1/29	17,892	19,461
	Valero Energy Partners LP	4.375%	12/15/26	13,611	15,378
	Valero Energy Partners LP	4.500%	3/15/28	16,037	18,262
	Western Midstream Operating LP	3.100%	2/1/25	5,215	5,211
	Western Midstream Operating LP	3.950%	6/1/25	10,496	10,671
	Western Midstream Operating LP	4.650%	7/1/26	6,125	6,474
	Western Midstream Operating LP	4.500%	3/1/28	3,801	3,873
	Western Midstream Operating LP	4.750%	8/15/28	5,786	5,953
	Western Midstream Operating LP	4.050%	2/1/30	22,125	21,734
	Williams Cos. Inc.	4.000%	9/15/25	22,323	24,160
	Williams Cos. Inc.	3.750%	6/15/27	16,852	17,719
	Other Industrial (0.2%)
	CBRE Services Inc.	5.250%	3/15/25	6,245	7,191
	CBRE Services Inc.	4.875%	3/1/26	10,096	11,546
	Cintas Corp. No. 2	3.700%	4/1/27	17,525	19,571
	Fluor Corp.	4.250%	9/15/28	11,040	10,346
	Hillenbrand Inc.	4.500%	9/15/26	6,459	6,986
	Steelcase Inc.	5.125%	1/18/29	7,600	8,908
	Technology (8.9%)
	Adobe Inc.	2.150%	2/1/27	16,405	16,752
	Adobe Inc.	2.300%	2/1/30	8,650	8,866
	Alphabet Inc.	1.998%	8/15/26	35,328	36,304
	Amphenol Corp.	2.050%	3/1/25	3,500	3,547
	Amphenol Corp.	4.350%	6/1/29	3,113	3,587
	Amphenol Corp.	2.800%	2/15/30	14,550	14,980
	Analog Devices Inc.	3.900%	12/15/25	14,800	16,390
	Analog Devices Inc.	3.500%	12/5/26	11,525	12,557
	Apple Inc.	2.500%	2/9/25	2,109	2,213
	Apple Inc.	3.200%	5/13/25	38,773	42,027
	Apple Inc.	3.250%	2/23/26	49,199	53,667

61

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.450%	8/4/26	52,933	55,449
	Apple Inc.	2.050%	9/11/26	34,800	35,660
	Apple Inc.	3.350%	2/9/27	53,624	59,054
	Apple Inc.	3.200%	5/11/27	50,083	54,789
	Apple Inc.	3.000%	6/20/27	8,826	9,551
	Apple Inc.	2.900%	9/12/27	48,586	52,069
	Apple Inc.	3.000%	11/13/27	5,727	6,191
	Apple Inc.	2.200%	9/11/29	22,770	23,342
	Applied Materials Inc.	3.900%	10/1/25	17,111	19,116
	Applied Materials Inc.	3.300%	4/1/27	21,936	23,927
	Arrow Electronics Inc.	4.000%	4/1/25	5,445	5,779
	Arrow Electronics Inc.	3.875%	1/12/28	8,027	8,478
	Autodesk Inc.	4.375%	6/15/25	7,130	8,015
	Autodesk Inc.	3.500%	6/15/27	11,009	12,042
	Autodesk Inc.	2.850%	1/15/30	5,250	5,487
	Avnet Inc.	4.625%	4/15/26	8,405	9,167
	Baidu Inc.	4.125%	6/30/25	6,010	6,605
	Baidu Inc.	3.625%	7/6/27	10,875	11,731
	Baidu Inc.	4.375%	3/29/28	6,300	7,135
	Baidu Inc.	4.875%	11/14/28	9,925	11,712
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	78,432	82,263
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	23,365	24,172
2	Broadcom Inc.	4.250%	4/15/26	47,121	50,871
2	Broadcom Inc.	4.750%	4/15/29	50,165	55,830
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	8,814	9,619
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	13,325	13,862
	CA Inc.	4.700%	3/15/27	6,174	6,895
	Cisco Systems Inc.	3.500%	6/15/25	7,616	8,426
	Cisco Systems Inc.	2.950%	2/28/26	17,988	19,390
	Cisco Systems Inc.	2.500%	9/20/26	20,000	21,121
	Citrix Systems Inc.	4.500%	12/1/27	12,572	13,892
	Citrix Systems Inc.	3.300%	3/1/30	2,500	2,494
2	Dell International LLC / EMC Corp.	6.020%	6/15/26	80,808	94,630
2	Dell International LLC / EMC Corp.	4.900%	10/1/26	34,115	38,683
2	Dell International LLC / EMC Corp.	5.300%	10/1/29	14,899	17,096
	DXC Technology Co.	4.750%	4/15/27	8,542	9,357
	Equinix Inc.	5.875%	1/15/26	15,065	15,894
	Equinix Inc.	2.900%	11/18/26	10,175	10,602
	Equinix Inc.	5.375%	5/15/27	17,000	18,339
	Equinix Inc.	3.200%	11/18/29	20,300	21,328
	Fidelity National Information Services Inc.	5.000%	10/15/25	500	585
	Fidelity National Information Services Inc.	3.000%	8/15/26	36,382	38,686
	Fidelity National Information Services Inc.	4.250%	5/15/28	5,540	6,384
	Fidelity National Information Services Inc.	3.750%	5/21/29	24,133	27,174
	Fiserv Inc.	3.850%	6/1/25	15,642	17,217
	Fiserv Inc.	3.200%	7/1/26	15,475	16,462
	Fiserv Inc.	4.200%	10/1/28	19,039	21,734
	Fiserv Inc.	3.500%	7/1/29	56,887	62,048
	Flex Ltd.	4.750%	6/15/25	4,165	4,577
	Flex Ltd.	4.875%	6/15/29	14,150	15,648
	Global Payments Inc.	2.650%	2/15/25	3,133	3,243
	Global Payments Inc.	3.200%	8/15/29	28,158	29,944
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	56,785	64,655
	Intel Corp.	3.700%	7/29/25	44,701	49,421
	Intel Corp.	2.600%	5/19/26	16,579	17,452
	Intel Corp.	3.150%	5/11/27	11,979	12,991
	Intel Corp.	2.450%	11/15/29	29,500	30,645
	International Business Machines Corp.	7.000%	10/30/25	14,312	18,317
	International Business Machines Corp.	3.450%	2/19/26	33,029	36,141
	International Business Machines Corp.	3.300%	5/15/26	62,020	67,403
	International Business Machines Corp.	3.300%	1/27/27	2,380	2,600
	International Business Machines Corp.	6.220%	8/1/27	5,279	6,795
	International Business Machines Corp.	6.500%	1/15/28	4,150	5,468

62

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.500%	5/15/29	62,661	70,365
	Jabil Inc.	3.950%	1/12/28	8,378	9,088
	Jabil Inc.	3.600%	1/15/30	9,300	9,530
	Juniper Networks Inc.	4.350%	6/15/25	5,350	5,935
	Juniper Networks Inc.	3.750%	8/15/29	13,985	15,097
	Keysight Technologies Inc.	4.600%	4/6/27	4,694	5,319
	Keysight Technologies Inc.	3.000%	10/30/29	10,153	10,632
	KLA Corp.	4.100%	3/15/29	14,169	16,085
	Lam Research Corp.	3.800%	3/15/25	8,748	9,622
	Lam Research Corp.	3.750%	3/15/26	18,490	20,395
	Lam Research Corp.	4.000%	3/15/29	12,930	14,604
	Marvell Technology Group Ltd.	4.875%	6/22/28	7,975	8,952
	Maxim Integrated Products Inc.	3.450%	6/15/27	6,215	6,676
	Micron Technology Inc.	4.975%	2/6/26	10,589	11,780
	Micron Technology Inc.	4.185%	2/15/27	11,160	12,053
	Micron Technology Inc.	5.327%	2/6/29	11,707	13,492
	Micron Technology Inc.	4.663%	2/15/30	10,800	11,894
	Microsoft Corp.	2.700%	2/12/25	20,460	21,661
	Microsoft Corp.	3.125%	11/3/25	43,200	46,961
	Microsoft Corp.	2.400%	8/8/26	73,888	77,647
	Microsoft Corp.	3.300%	2/6/27	76,085	84,419
	Motorola Solutions Inc.	4.600%	2/23/28	19,752	22,305
	Motorola Solutions Inc.	4.600%	5/23/29	7,024	8,076
	NVIDIA Corp.	3.200%	9/16/26	16,589	17,984
2	NXP BV / NXP Funding LLC	5.350%	3/1/26	15,900	18,285
2	NXP BV / NXP Funding LLC	5.550%	12/1/28	9,350	11,138
2	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	7,355	7,879
2	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	23,030	25,650
	Oracle Corp.	2.950%	5/15/25	36,111	38,438
	Oracle Corp.	2.650%	7/15/26	58,723	61,939
	Oracle Corp.	3.250%	11/15/27	41,655	45,723
	PayPal Holdings Inc.	2.650%	10/1/26	20,193	21,175
	PayPal Holdings Inc.	2.850%	10/1/29	27,590	28,774
	QUALCOMM Inc.	3.450%	5/20/25	35,614	38,486
	QUALCOMM Inc.	3.250%	5/20/27	28,628	30,827
	salesforce.com Inc.	3.700%	4/11/28	26,473	29,894
	Seagate HDD Cayman	4.875%	6/1/27	11,897	12,655
	Tech Data Corp.	4.950%	2/15/27	8,054	8,488
	Texas Instruments Inc.	2.900%	11/3/27	8,972	9,659
	Texas Instruments Inc.	2.250%	9/4/29	18,249	18,655
	Total System Services Inc.	4.800%	4/1/26	13,433	15,386
	Total System Services Inc.	4.450%	6/1/28	7,788	8,913
	Trimble Inc.	4.900%	6/15/28	10,542	11,959
	Tyco Electronics Group SA	3.700%	2/15/26	4,515	4,926
	Tyco Electronics Group SA	3.125%	8/15/27	9,258	9,898
	Verisk Analytics Inc.	4.000%	6/15/25	19,719	21,798
	Verisk Analytics Inc.	4.125%	3/15/29	18,824	21,539
	VMware Inc.	3.900%	8/21/27	33,494	35,768
	Transportation (2.2%)
1	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,451	2,629
1	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	4,886	5,340
1	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	10,671	11,490
1	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,435	1,486
1	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	2,857	3,120
1	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	6,394	7,033
1	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,397	3,665
1	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	6,430	6,927
1	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	240	257
	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,122	5,460
1	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	5,158	5,661
1	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,595	1,719
1	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	8,098	8,742
1	BNSF Funding Trust I	6.613%	12/15/55	1,990	2,217

63

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,070	11,831
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,287	14,761
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,796	6,164
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,855	14,183
	Canadian National Railway Co.	2.950%	11/21/24	4	4
	Canadian National Railway Co.	2.750%	3/1/26	10,193	10,826
	Canadian National Railway Co.	6.900%	7/15/28	4,641	6,465
	Canadian Pacific Railway Co.	4.000%	6/1/28	9,801	11,278
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,659	10,936
	CSX Corp.	3.350%	11/1/25	15,836	17,329
	CSX Corp.	2.600%	11/1/26	14,525	15,301
	CSX Corp.	3.250%	6/1/27	12,704	13,720
	CSX Corp.	3.800%	3/1/28	20,123	22,414
	CSX Corp.	4.250%	3/15/29	21,779	25,232
1	CSX Transportation Inc.	6.251%	1/15/23	23	26
1	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	302	332
	Delta Air Lines Inc.	4.375%	4/19/28	12,189	13,221
	Delta Air Lines Inc.	3.750%	10/28/29	10,400	10,434
	FedEx Corp.	2.700%	4/15/23	1,500	1,548
	FedEx Corp.	3.250%	4/1/26	17,809	19,060
	FedEx Corp.	3.300%	3/15/27	6,869	7,282
	FedEx Corp.	3.400%	2/15/28	9,017	9,620
	FedEx Corp.	4.200%	10/17/28	6,708	7,500
	FedEx Corp.	3.100%	8/5/29	10,589	10,998
	JB Hunt Transport Services Inc.	3.875%	3/1/26	16,592	18,322
	Kansas City Southern	2.875%	11/15/29	13,307	13,844
	Kirby Corp.	4.200%	3/1/28	8,905	9,797
1	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	4,879	4,928
	Norfolk Southern Corp.	5.590%	5/17/25	1,770	2,089
	Norfolk Southern Corp.	3.650%	8/1/25	3,681	4,039
	Norfolk Southern Corp.	2.900%	6/15/26	13,359	14,268
	Norfolk Southern Corp.	7.800%	5/15/27	4,142	5,657
	Norfolk Southern Corp.	3.150%	6/1/27	11,956	12,896
	Norfolk Southern Corp.	3.800%	8/1/28	10,507	11,905
	Norfolk Southern Corp.	2.550%	11/1/29	4,951	5,150
	Ryder System Inc.	2.900%	12/1/26	11,350	11,911
	Southwest Airlines Co.	3.000%	11/15/26	6,702	7,098
	Southwest Airlines Co.	3.450%	11/16/27	4,190	4,624
	Southwest Airlines Co.	2.625%	2/10/30	11,000	11,082
1	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	2,399	2,599
	Union Pacific Corp.	3.750%	7/15/25	13,121	14,521
	Union Pacific Corp.	3.250%	8/15/25	10,611	11,569
	Union Pacific Corp.	2.750%	3/1/26	11,306	11,891
	Union Pacific Corp.	2.150%	2/5/27	6,200	6,315
	Union Pacific Corp.	3.000%	4/15/27	6,097	6,543
	Union Pacific Corp.	3.950%	9/10/28	28,989	33,002
	Union Pacific Corp.	6.625%	2/1/29	420	563
	Union Pacific Corp.	3.700%	3/1/29	11,975	13,502
	Union Pacific Corp.	2.400%	2/5/30	18,070	18,515
1	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	6,459	7,143
1	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	7,011	7,651
1	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	10,068	10,964
1	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	6,999	7,628
1	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,767	4,061
1	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	9,115	9,732
1	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	2,973	3,164
	United Parcel Service Inc.	2.800%	11/15/24	4	4
	United Parcel Service Inc.	2.400%	11/15/26	11,134	11,661
	United Parcel Service Inc.	3.050%	11/15/27	13,137	14,211
	United Parcel Service Inc.	3.400%	3/15/29	15,554	17,118
	United Parcel Service Inc.	2.500%	9/1/29	8,447	8,753
1	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	687	780
1	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,638	1,791

64

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,316	2,500
					18,028,041
Utilities (5.3%)
	Electric (4.6%)
	AEP Texas Inc.	3.950%	6/1/28	10,645	11,990
	AEP Transmission Co. LLC	3.100%	12/1/26	3,690	3,990
	Ameren Corp.	3.650%	2/15/26	5,106	5,502
	Ameren Illinois Co.	3.250%	3/1/25	4,177	4,480
	Ameren Illinois Co.	3.800%	5/15/28	7,489	8,493
	American Electric Power Co. Inc.	3.200%	11/13/27	5,900	6,285
	American Electric Power Co. Inc.	4.300%	12/1/28	5,564	6,388
	Appalachian Power Co.	3.400%	6/1/25	2,071	2,227
	Appalachian Power Co.	3.300%	6/1/27	4,600	4,967
	Arizona Public Service Co.	3.150%	5/15/25	4,870	5,193
	Arizona Public Service Co.	2.950%	9/15/27	3,836	4,090
	Arizona Public Service Co.	2.600%	8/15/29	4,080	4,249
	Atlantic City Electric Co.	4.000%	10/15/28	11,389	13,245
	Avangrid Inc.	3.800%	6/1/29	12,950	14,369
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,868	3,934
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	13,820	14,995
	Black Hills Corp.	3.950%	1/15/26	5,845	6,376
	Black Hills Corp.	3.150%	1/15/27	4,435	4,601
	Black Hills Corp.	3.050%	10/15/29	9,291	9,736
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,930	1,983
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,621	3,857
	CenterPoint Energy Inc.	4.250%	11/1/28	10,075	11,508
	Cleco Corporate Holdings LLC	3.743%	5/1/26	7,633	8,146
2	Cleco Corporate Holdings LLC	3.375%	9/15/29	3,510	3,661
	CMS Energy Corp.	3.000%	5/15/26	5,606	5,942
	CMS Energy Corp.	3.450%	8/15/27	6,312	6,839
	Commonwealth Edison Co.	2.550%	6/15/26	6,507	6,830
	Commonwealth Edison Co.	2.950%	8/15/27	6,792	7,277
	Commonwealth Edison Co.	3.700%	8/15/28	8,303	9,448
	Commonwealth Edison Co.	2.200%	3/1/30	2,500	2,521
	Connecticut Light & Power Co.	3.200%	3/15/27	10,710	11,607
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,239	7,865
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,609	7,469
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	6,350	7,297
	Consumers Energy Co.	3.800%	11/15/28	4,558	5,250
	Dominion Energy Inc.	3.900%	10/1/25	10,190	11,238
	Dominion Energy Inc.	2.850%	8/15/26	7,906	8,317
	Dominion Energy Inc.	4.250%	6/1/28	6,445	7,364
	DTE Electric Co.	3.375%	3/1/25	3,061	3,306
	DTE Electric Co.	2.250%	3/1/30	3,000	3,044
	DTE Energy Co.	2.850%	10/1/26	8,382	8,707
	DTE Energy Co.	3.800%	3/15/27	11,015	11,906
	DTE Energy Co.	3.400%	6/15/29	9,168	9,887
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,865	7,361
	Duke Energy Carolinas LLC	3.950%	11/15/28	21,810	25,340
	Duke Energy Carolinas LLC	6.000%	12/1/28	2,475	3,218
	Duke Energy Carolinas LLC	2.450%	8/15/29	12,375	12,854
	Duke Energy Carolinas LLC	2.450%	2/1/30	3,000	3,124
	Duke Energy Corp.	2.650%	9/1/26	18,350	19,081
	Duke Energy Corp.	3.150%	8/15/27	11,866	12,724
	Duke Energy Corp.	3.400%	6/15/29	9,410	10,183
	Duke Energy Florida LLC	3.200%	1/15/27	15,680	16,955
	Duke Energy Florida LLC	3.800%	7/15/28	8,657	9,808
	Duke Energy Florida LLC	2.500%	12/1/29	8,062	8,351
1	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,557
	Duke Energy Ohio Inc.	3.650%	2/1/29	12,925	14,597
	Duke Energy Progress LLC	3.250%	8/15/25	14,552	15,811
	Duke Energy Progress LLC	3.700%	9/1/28	9,254	10,451
	Duke Energy Progress LLC	3.450%	3/15/29	14,497	16,137

65

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	5.750%	6/15/27	10,855	12,702
	Edison International	4.125%	3/15/28	7,970	8,629
	Emera US Finance LP	3.550%	6/15/26	15,600	16,905
	Enel Americas SA	4.000%	10/25/26	9,089	9,765
	Enel Chile SA	4.875%	6/12/28	13,350	15,143
	Entergy Arkansas Inc.	3.500%	4/1/26	9,363	10,199
	Entergy Corp.	2.950%	9/1/26	6,351	6,690
	Entergy Louisiana LLC	2.400%	10/1/26	11,577	11,864
	Entergy Louisiana LLC	3.120%	9/1/27	10,020	10,783
	Entergy Louisiana LLC	3.250%	4/1/28	9,437	10,296
	Entergy Mississippi LLC	2.850%	6/1/28	8,127	8,607
	Entergy Texas Inc.	4.000%	3/30/29	3,654	4,134
	Evergy Inc.	2.900%	9/15/29	18,230	18,765
	Eversource Energy	3.300%	1/15/28	12,882	13,846
	Eversource Energy	4.250%	4/1/29	7,269	8,443
	Exelon Corp.	3.950%	6/15/25	15,771	17,350
	Exelon Corp.	3.400%	4/15/26	15,240	16,479
	FirstEnergy Corp.	3.900%	7/15/27	29,085	32,156
	FirstEnergy Corp.	2.650%	3/1/30	3,000	3,062
	Florida Power & Light Co.	3.125%	12/1/25	14,981	16,181
	Fortis Inc.	3.055%	10/4/26	19,211	20,103
	Georgia Power Co.	3.250%	4/1/26	7,427	8,010
	Georgia Power Co.	3.250%	3/30/27	7,738	8,276
	Georgia Power Co.	2.650%	9/15/29	18,390	19,297
	Gulf Power Co.	3.300%	5/30/27	6,385	6,885
	Indiana Michigan Power Co.	3.850%	5/15/28	12,495	14,097
	Interstate Power & Light Co.	4.100%	9/26/28	9,073	10,368
	Interstate Power & Light Co.	3.600%	4/1/29	7,125	7,931
	ITC Holdings Corp.	3.250%	6/30/26	10,918	11,667
	ITC Holdings Corp.	3.350%	11/15/27	9,130	9,973
	Kansas City Power & Light Co.	3.650%	8/15/25	705	773
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,607	4,973
	MidAmerican Energy Co.	3.100%	5/1/27	6,000	6,477
	MidAmerican Energy Co.	3.650%	4/15/29	12,150	13,745
	Mississippi Power Co.	3.950%	3/30/28	2,350	2,624
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	9,361	10,252
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	6,389	6,936
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	12,909	14,489
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,665	6,538
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	12,169	13,991
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	2,000	2,072
1	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,700	7,425
	Nevada Power Co.	3.700%	5/1/29	9,825	11,090
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	4,749	5,087
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,766	17,195
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	10,164	11,122
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	15,245	15,932
1	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	16,150	17,018
1	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,275	4,767
	NSTAR Electric Co.	3.200%	5/15/27	9,925	10,749
	NSTAR Electric Co.	3.250%	5/15/29	2,333	2,553
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,305	7,098
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	8,247	8,748
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	11,464	13,066
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,753	3,573
	PacifiCorp	3.500%	6/15/29	8,850	9,884
	PECO Energy Co.	3.150%	10/15/25	6,180	6,641
	PPL Capital Funding Inc.	3.100%	5/15/26	17,402	18,453
	Public Service Co. of Colorado	3.700%	6/15/28	6,575	7,449
	Public Service Electric & Gas Co.	3.000%	5/15/25	8,424	8,980
	Public Service Electric & Gas Co.	2.250%	9/15/26	8,339	8,556
	Public Service Electric & Gas Co.	3.000%	5/15/27	3,162	3,397
	Public Service Electric & Gas Co.	3.700%	5/1/28	7,210	8,126
	Public Service Electric & Gas Co.	3.650%	9/1/28	7,072	8,030

66

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Electric & Gas Co.	3.200%	5/15/29	7,798	8,704
Public Service Electric & Gas Co.	2.450%	1/15/30	2,700	2,819
Puget Energy Inc.	3.650%	5/15/25	10,385	11,106
San Diego Gas & Electric Co.	2.500%	5/15/26	3,687	3,797
Scottish Power Ltd.	5.810%	3/15/25	2,735	3,179
Sierra Pacific Power Co.	2.600%	5/1/26	9,181	9,571
Southern California Edison Co.	3.700%	8/1/25	6,675	7,306
Southern California Edison Co.	3.650%	3/1/28	6,995	7,736
Southern California Edison Co.	4.200%	3/1/29	6,462	7,462
Southern California Edison Co.	6.650%	4/1/29	6,328	8,032
Southern California Edison Co.	2.850%	8/1/29	10,550	11,101
Southern Co.	3.250%	7/1/26	19,589	20,922
Southern Power Co.	4.150%	12/1/25	8,034	8,973
Southwestern Electric Power Co.	2.750%	10/1/26	6,582	6,830
Southwestern Electric Power Co.	4.100%	9/15/28	16,102	18,251
Tucson Electric Power Co.	3.050%	3/15/25	4,500	4,784
Union Electric Co.	2.950%	6/15/27	6,275	6,661
Union Electric Co.	3.500%	3/15/29	10,580	11,830
Virginia Electric & Power Co.	3.100%	5/15/25	5,119	5,448
Virginia Electric & Power Co.	3.150%	1/15/26	19,095	20,561
Virginia Electric & Power Co.	2.950%	11/15/26	3,877	4,161
Virginia Electric & Power Co.	3.500%	3/15/27	12,928	14,227
Virginia Electric & Power Co.	3.800%	4/1/28	18,758	21,068
Virginia Electric & Power Co.	2.875%	7/15/29	10,400	11,076
WEC Energy Group Inc.	3.550%	6/15/25	8,592	9,317
Westar Energy Inc.	2.550%	7/1/26	9,249	9,658
Westar Energy Inc.	3.100%	4/1/27	8,647	9,270
Wisconsin Power & Light Co.	3.050%	10/15/27	4,620	4,952
Wisconsin Power & Light Co.	3.000%	7/1/29	1,575	1,698
Xcel Energy Inc.	3.300%	6/1/25	6,106	6,532
Xcel Energy Inc.	3.350%	12/1/26	7,659	8,196
Xcel Energy Inc.	4.000%	6/15/28	7,717	8,753
Xcel Energy Inc.	2.600%	12/1/29	8,950	9,107
Natural Gas (0.5%)
Atmos Energy Corp.	3.000%	6/15/27	8,188	8,785
Atmos Energy Corp.	2.625%	9/15/29	4,475	4,651
CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,480	6,147
NiSource Finance Corp.	3.490%	5/15/27	15,529	16,859
NiSource Inc.	2.950%	9/1/29	15,198	15,869
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	7,470	8,267
Sempra Energy	3.750%	11/15/25	5,436	5,908
Sempra Energy	3.250%	6/15/27	14,690	15,653
Sempra Energy	3.400%	2/1/28	21,472	23,105
Southern California Gas Co.	3.200%	6/15/25	2,300	2,464
Southern California Gas Co.	2.600%	6/15/26	9,400	9,792
Southern California Gas Co.	2.550%	2/1/30	11,500	12,006
Southern Co. Gas Capital Corp.	3.250%	6/15/26	6,817	7,294
Southwest Gas Corp.	3.700%	4/1/28	4,270	4,711
Other Utility (0.2%)
American Water Capital Corp.	3.400%	3/1/25	10,960	11,936
American Water Capital Corp.	2.950%	9/1/27	8,590	9,065
American Water Capital Corp.	3.750%	9/1/28	8,900	10,078
American Water Capital Corp.	3.450%	6/1/29	13,375	14,724
Essential Utilities Inc.	3.566%	5/1/29	6,400	7,041
United Utilities plc	6.875%	8/15/28	2,312	2,941
				1,661,730
Total Corporate Bonds (Cost $29,297,505)				31,150,117

67

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.0%)
Money Market Fund
3	Vanguard Market Liquidity Fund (Cost $322,418)	1.706%	3,223,262	322,423
Total Investments (100.2%) (Cost $29,752,127)				31,605,018
Other Assets and Liabilities—Net (-0.2%)				(48,143)
Net Assets (100%)				31,556,875

Cost rounded to $000

*	Securities with a value of $1,511,000 have been segregated as initial margin for open futures contracts.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $1,030,312,000, representing 3.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

68

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities
	United States Treasury Note/Bond	1.500%	2/15/30	19,010	19,657
	United States Treasury Note/Bond	2.375%	11/15/49	17,750	20,718
Total U.S. Government and Agency Obligations (Cost $40,234)					40,375
Corporate Bonds (98.0%)
Finance (16.7%)
	Banking (8.5%)
	Ally Financial Inc.	8.000%	11/1/31	5,300	7,306
	Ally Financial Inc.	8.000%	11/1/31	2,705	3,784
	American Express Co.	4.050%	12/3/42	2,312	2,891
	Bank of America Corp.	6.110%	1/29/37	4,988	6,912
1	Bank of America Corp.	4.244%	4/24/38	4,955	5,969
	Bank of America Corp.	7.750%	5/14/38	4,243	6,928
1	Bank of America Corp.	4.078%	4/23/40	2,655	3,104
	Bank of America Corp.	5.875%	2/7/42	3,756	5,513
	Bank of America Corp.	5.000%	1/21/44	5,440	7,340
	Bank of America Corp.	4.875%	4/1/44	342	463
	Bank of America Corp.	4.750%	4/21/45	2,386	3,102
1	Bank of America Corp.	4.443%	1/20/48	6,070	7,723
1	Bank of America Corp.	3.946%	1/23/49	2,585	3,068
1	Bank of America Corp.	4.330%	3/15/50	7,275	9,310
	Bank of America NA	6.000%	10/15/36	3,887	5,452
	Barclays plc	5.250%	8/17/45	4,280	5,410
	Barclays plc	4.950%	1/10/47	2,410	2,942
	Citigroup Inc.	6.625%	6/15/32	1,138	1,571
	Citigroup Inc.	5.875%	2/22/33	490	658
	Citigroup Inc.	6.000%	10/31/33	2,450	3,367
	Citigroup Inc.	6.125%	8/25/36	1,775	2,456
1	Citigroup Inc.	3.878%	1/24/39	2,418	2,792
	Citigroup Inc.	8.125%	7/15/39	4,731	8,140
	Citigroup Inc.	5.875%	1/30/42	2,687	3,949
	Citigroup Inc.	6.675%	9/13/43	3,335	5,157
	Citigroup Inc.	5.300%	5/6/44	972	1,302
	Citigroup Inc.	4.650%	7/30/45	2,806	3,669
	Citigroup Inc.	4.750%	5/18/46	6,654	8,362
1	Citigroup Inc.	4.281%	4/24/48	2,229	2,758
	Citigroup Inc.	4.650%	7/23/48	6,710	8,890
	Cooperatieve Rabobank UA	5.250%	5/24/41	3,520	5,072
	Cooperatieve Rabobank UA	5.750%	12/1/43	4,125	6,035
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,279	1,746
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,872	6,407
	Credit Suisse USA Inc.	7.125%	7/15/32	1,841	2,772
	Fifth Third Bancorp	8.250%	3/1/38	2,322	3,812
	First Republic Bank	4.375%	8/1/46	1,023	1,257
	First Republic Bank	4.625%	2/13/47	950	1,203
	Goldman Sachs Capital I	6.345%	2/15/34	2,822	3,997
	Goldman Sachs Group Inc.	6.125%	2/15/33	890	1,249
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,086	2,855
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,252	20,326
1	Goldman Sachs Group Inc.	4.017%	10/31/38	5,112	5,812
1	Goldman Sachs Group Inc.	4.411%	4/23/39	3,125	3,768
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,592	11,112
	Goldman Sachs Group Inc.	4.800%	7/8/44	6,141	7,790
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,429	5,693
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,326	4,287
	HSBC Bank USA NA	7.000%	1/15/39	2,410	3,606
	HSBC Holdings plc	7.625%	5/17/32	886	1,298
	HSBC Holdings plc	6.500%	5/2/36	6,290	8,576
	HSBC Holdings plc	6.500%	9/15/37	6,320	8,634
	HSBC Holdings plc	6.800%	6/1/38	3,610	5,167
	HSBC Holdings plc	6.100%	1/14/42	2,378	3,480

69

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.250%	3/14/44	2,632	3,342
	JPMorgan Chase & Co.	8.750%	9/1/30	158	240
	JPMorgan Chase & Co.	6.400%	5/15/38	5,890	8,807
1	JPMorgan Chase & Co.	3.882%	7/24/38	7,875	9,009
	JPMorgan Chase & Co.	5.500%	10/15/40	3,421	4,744
	JPMorgan Chase & Co.	5.600%	7/15/41	3,436	4,923
	JPMorgan Chase & Co.	5.400%	1/6/42	4,125	5,729
	JPMorgan Chase & Co.	5.625%	8/16/43	2,932	4,165
	JPMorgan Chase & Co.	4.850%	2/1/44	2,605	3,503
	JPMorgan Chase & Co.	4.950%	6/1/45	4,315	5,708
1	JPMorgan Chase & Co.	4.260%	2/22/48	5,748	7,104
1	JPMorgan Chase & Co.	4.032%	7/24/48	5,250	6,347
1	JPMorgan Chase & Co.	3.964%	11/15/48	7,245	8,677
1	JPMorgan Chase & Co.	3.897%	1/23/49	4,621	5,481
	Lloyds Banking Group plc	5.300%	12/1/45	2,693	3,452
	Lloyds Banking Group plc	4.344%	1/9/48	2,995	3,375
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,300	2,892
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,530	1,848
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,360	3,894
	Morgan Stanley	7.250%	4/1/32	3,905	5,828
1	Morgan Stanley	3.971%	7/22/38	5,097	5,883
1	Morgan Stanley	4.457%	4/22/39	2,798	3,452
	Morgan Stanley	6.375%	7/24/42	5,026	7,699
	Morgan Stanley	4.300%	1/27/45	4,972	6,092
	Morgan Stanley	4.375%	1/22/47	3,913	4,960
	Regions Bank	6.450%	6/26/37	920	1,297
	Regions Financial Corp.	7.375%	12/10/37	996	1,489
1	Royal Bank of Scotland Group plc	3.754%	11/1/29	583	607
	Wachovia Corp.	7.500%	4/15/35	870	1,293
	Wachovia Corp.	5.500%	8/1/35	2,858	3,814
	Wells Fargo & Co.	5.375%	2/7/35	812	1,110
	Wells Fargo & Co.	5.375%	11/2/43	5,328	7,044
	Wells Fargo & Co.	5.606%	1/15/44	4,382	5,979
	Wells Fargo & Co.	4.650%	11/4/44	6,075	7,478
	Wells Fargo & Co.	3.900%	5/1/45	4,925	5,825
	Wells Fargo & Co.	4.900%	11/17/45	4,220	5,317
	Wells Fargo & Co.	4.400%	6/14/46	4,376	5,237
	Wells Fargo & Co.	4.750%	12/7/46	4,954	6,248
	Wells Fargo Bank NA	5.950%	8/26/36	2,275	3,258
	Wells Fargo Bank NA	5.850%	2/1/37	3,208	4,514
	Wells Fargo Bank NA	6.600%	1/15/38	3,463	5,285
1	Wells Fargo Capital X	5.950%	12/1/86	2,050	2,683
	Westpac Banking Corp.	4.421%	7/24/39	2,470	2,907
	Brokerage (0.4%)
	BlackRock Inc.	2.400%	4/30/30	1,850	1,913
	Brookfield Finance Inc.	4.700%	9/20/47	2,213	2,666
	Brookfield Finance LLC	3.450%	4/15/50	1,475	1,456
	CME Group Inc.	5.300%	9/15/43	2,091	3,014
	CME Group Inc.	4.150%	6/15/48	1,420	1,840
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,235	2,723
	Invesco Finance plc	5.375%	11/30/43	1,753	2,328
	Jefferies Group LLC	6.250%	1/15/36	1,318	1,620
	Jefferies Group LLC	6.500%	1/20/43	1,319	1,623
	Legg Mason Inc.	5.625%	1/15/44	1,525	2,054
	Raymond James Financial Inc.	4.950%	7/15/46	1,976	2,484
	Finance Companies (0.6%)
	GATX Corp.	5.200%	3/15/44	505	637
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	26,824	30,530
	Insurance (6.1%)
	ACE Capital Trust II	9.700%	4/1/30	502	777
	Aetna Inc.	6.625%	6/15/36	1,120	1,555
	Aetna Inc.	6.750%	12/15/37	1,411	2,080
	Aetna Inc.	4.500%	5/15/42	2,347	2,749

70

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	4.125%	11/15/42	1,333	1,439
	Aetna Inc.	4.750%	3/15/44	785	945
	Aetna Inc.	3.875%	8/15/47	1,160	1,227
	Aflac Inc.	4.000%	10/15/46	913	1,076
	Aflac Inc.	4.750%	1/15/49	1,375	1,791
	Alleghany Corp.	4.900%	9/15/44	872	1,113
	Allstate Corp.	5.350%	6/1/33	189	258
	Allstate Corp.	5.550%	5/9/35	1,376	1,933
	Allstate Corp.	5.950%	4/1/36	1,235	1,798
	Allstate Corp.	4.500%	6/15/43	648	830
	Allstate Corp.	4.200%	12/15/46	1,895	2,399
	Allstate Corp.	3.850%	8/10/49	1,390	1,641
1	Allstate Corp.	6.500%	5/15/67	1,200	1,548
	American Financial Group Inc.	4.500%	6/15/47	1,183	1,446
	American International Group Inc.	3.875%	1/15/35	2,308	2,633
	American International Group Inc.	4.700%	7/10/35	1,898	2,387
	American International Group Inc.	6.250%	5/1/36	1,490	2,055
	American International Group Inc.	4.500%	7/16/44	5,862	7,178
	American International Group Inc.	4.800%	7/10/45	2,950	3,717
	American International Group Inc.	4.750%	4/1/48	2,487	3,139
	American International Group Inc.	4.375%	1/15/55	1,959	2,316
1	American International Group Inc.	8.175%	5/15/68	285	397
	Anthem Inc.	5.950%	12/15/34	801	1,124
	Anthem Inc.	5.850%	1/15/36	950	1,277
	Anthem Inc.	6.375%	6/15/37	865	1,182
	Anthem Inc.	4.625%	5/15/42	2,438	2,863
	Anthem Inc.	4.650%	1/15/43	1,817	2,134
	Anthem Inc.	5.100%	1/15/44	2,534	3,205
	Anthem Inc.	4.650%	8/15/44	3,161	3,687
	Anthem Inc.	4.375%	12/1/47	3,652	4,167
	Anthem Inc.	4.550%	3/1/48	2,705	3,178
	Anthem Inc.	3.700%	9/15/49	500	514
	Aon Corp.	6.250%	9/30/40	170	253
	Aon plc	4.600%	6/14/44	1,623	2,001
	Aon plc	4.750%	5/15/45	2,204	2,788
	Arch Capital Finance LLC	5.031%	12/15/46	1,208	1,651
	Arch Capital Group Ltd.	7.350%	5/1/34	775	1,185
	Arch Capital Group US Inc.	5.144%	11/1/43	453	632
	Assurant Inc.	3.700%	2/22/30	700	757
	Assurant Inc.	6.750%	2/15/34	154	202
	AXA SA	8.600%	12/15/30	3,043	4,515
1	AXIS Specialty Finance LLC	4.900%	1/15/40	500	510
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,853	2,695
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,119	3,892
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,683	3,447
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,060	6,220
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,560	6,941
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,141	2,835
	Brighthouse Financial Inc.	4.700%	6/22/47	1,880	1,897
	Chubb Corp.	6.000%	5/11/37	2,531	3,819
	Chubb Corp.	6.500%	5/15/38	1,389	2,128
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,080	1,704
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,262	1,551
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,934	3,790
	Cincinnati Financial Corp.	6.125%	11/1/34	669	984
	Equitable Holdings Inc.	5.000%	4/20/48	5,129	5,791
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	933	1,145
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,329	1,906
	Hartford Financial Services Group Inc.	6.100%	10/1/41	541	812
	Hartford Financial Services Group Inc.	4.300%	4/15/43	988	1,193
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,130	2,724
	Hartford Financial Services Group Inc.	3.600%	8/19/49	445	487
	Humana Inc.	4.625%	12/1/42	924	1,086
	Humana Inc.	4.950%	10/1/44	2,155	2,675

71

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.800%	3/15/47	910	1,112
	Humana Inc.	3.950%	8/15/49	1,650	1,791
	Lincoln National Corp.	6.300%	10/9/37	1,383	1,982
	Lincoln National Corp.	7.000%	6/15/40	168	259
	Lincoln National Corp.	4.350%	3/1/48	1,350	1,539
	Loews Corp.	4.125%	5/15/43	1,561	1,923
	Manulife Financial Corp.	5.375%	3/4/46	1,855	2,631
	Markel Corp.	5.000%	4/5/46	1,165	1,490
	Markel Corp.	4.300%	11/1/47	1,040	1,215
	Markel Corp.	5.000%	5/20/49	750	970
	Markel Corp.	4.150%	9/17/50	1,700	1,937
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	903	1,250
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,415	3,148
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	883	1,119
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	435	536
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,135	4,199
	MetLife Inc.	6.500%	12/15/32	1,409	2,087
	MetLife Inc.	6.375%	6/15/34	2,275	3,384
	MetLife Inc.	5.700%	6/15/35	3,495	4,965
	MetLife Inc.	5.875%	2/6/41	2,404	3,423
	MetLife Inc.	4.125%	8/13/42	1,835	2,186
	MetLife Inc.	4.875%	11/13/43	2,055	2,769
	MetLife Inc.	4.721%	12/15/44	1,897	2,536
	MetLife Inc.	4.050%	3/1/45	690	825
	MetLife Inc.	4.600%	5/13/46	2,449	3,154
1	MetLife Inc.	6.400%	12/15/66	3,702	4,577
1	MetLife Inc.	10.750%	8/1/69	298	502
1	Nationwide Financial Services Inc.	6.750%	5/15/87	608	725
	Principal Financial Group Inc.	6.050%	10/15/36	350	502
	Principal Financial Group Inc.	4.625%	9/15/42	855	1,112
	Principal Financial Group Inc.	4.350%	5/15/43	1,233	1,500
	Principal Financial Group Inc.	4.300%	11/15/46	715	870
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,600	2,355
	Progressive Corp.	4.350%	4/25/44	950	1,246
	Progressive Corp.	3.700%	1/26/45	385	462
	Progressive Corp.	4.125%	4/15/47	1,371	1,702
	Progressive Corp.	4.200%	3/15/48	1,390	1,760
	Prudential Financial Inc.	5.750%	7/15/33	851	1,195
	Prudential Financial Inc.	5.700%	12/14/36	1,024	1,503
	Prudential Financial Inc.	6.625%	12/1/37	763	1,163
	Prudential Financial Inc.	6.625%	6/21/40	760	1,188
	Prudential Financial Inc.	6.200%	11/15/40	620	883
	Prudential Financial Inc.	5.100%	8/15/43	516	665
	Prudential Financial Inc.	4.600%	5/15/44	301	387
	Prudential Financial Inc.	3.905%	12/7/47	2,905	3,348
	Prudential Financial Inc.	4.418%	3/27/48	1,325	1,642
	Prudential Financial Inc.	3.935%	12/7/49	2,011	2,287
	Prudential Financial Inc.	4.350%	2/25/50	3,680	4,340
	Prudential Financial Inc.	3.700%	3/13/51	3,750	4,019
	Selective Insurance Group Inc.	5.375%	3/1/49	765	1,006
	Transatlantic Holdings Inc.	8.000%	11/30/39	693	1,161
	Travelers Cos. Inc.	6.750%	6/20/36	285	448
	Travelers Cos. Inc.	6.250%	6/15/37	1,345	2,056
	Travelers Cos. Inc.	5.350%	11/1/40	1,463	2,106
	Travelers Cos. Inc.	4.600%	8/1/43	1,363	1,792
	Travelers Cos. Inc.	4.300%	8/25/45	1,063	1,385
	Travelers Cos. Inc.	3.750%	5/15/46	2,093	2,506
	Travelers Cos. Inc.	4.000%	5/30/47	1,282	1,579
	Travelers Cos. Inc.	4.050%	3/7/48	1,875	2,319
	Travelers Cos. Inc.	4.100%	3/4/49	2,770	3,448
	Travelers Property Casualty Corp.	6.375%	3/15/33	325	483
	UnitedHealth Group Inc.	4.625%	7/15/35	2,286	2,867
	UnitedHealth Group Inc.	5.800%	3/15/36	2,757	3,857

72

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UnitedHealth Group Inc.	6.500%	6/15/37	2,080	3,046
UnitedHealth Group Inc.	6.625%	11/15/37	1,700	2,586
UnitedHealth Group Inc.	6.875%	2/15/38	1,631	2,559
UnitedHealth Group Inc.	3.500%	8/15/39	5,062	5,588
UnitedHealth Group Inc.	5.700%	10/15/40	1,609	2,262
UnitedHealth Group Inc.	5.950%	2/15/41	693	1,021
UnitedHealth Group Inc.	4.625%	11/15/41	1,673	2,083
UnitedHealth Group Inc.	4.375%	3/15/42	1,273	1,581
UnitedHealth Group Inc.	3.950%	10/15/42	278	315
UnitedHealth Group Inc.	4.250%	3/15/43	1,973	2,366
UnitedHealth Group Inc.	4.750%	7/15/45	4,007	5,175
UnitedHealth Group Inc.	4.200%	1/15/47	2,035	2,438
UnitedHealth Group Inc.	4.250%	4/15/47	2,020	2,410
UnitedHealth Group Inc.	3.750%	10/15/47	2,255	2,553
UnitedHealth Group Inc.	4.250%	6/15/48	3,465	4,162
UnitedHealth Group Inc.	4.450%	12/15/48	2,688	3,353
UnitedHealth Group Inc.	3.700%	8/15/49	3,190	3,568
UnitedHealth Group Inc.	3.875%	8/15/59	2,490	2,841
Unum Group	5.750%	8/15/42	1,800	2,236
Unum Group	4.500%	12/15/49	1,490	1,594
Voya Financial Inc.	5.700%	7/15/43	561	804
Voya Financial Inc.	4.800%	6/15/46	807	1,045
Willis North America Inc.	5.050%	9/15/48	1,370	1,811
Willis North America Inc.	3.875%	9/15/49	2,400	2,566
WR Berkley Corp.	4.750%	8/1/44	909	1,138
XLIT Ltd.	5.250%	12/15/43	772	1,074
XLIT Ltd.	5.500%	3/31/45	990	1,389
Real Estate Investment Trusts (1.1%)
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	2,075	2,514
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,773	3,046
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	395	527
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,250	1,507
AvalonBay Communities Inc.	3.900%	10/15/46	1,320	1,569
AvalonBay Communities Inc.	4.150%	7/1/47	583	727
Boston Properties LP	2.900%	3/15/30	1,105	1,161
Camden Property Trust	3.350%	11/1/49	1,010	1,119
Duke Realty LP	3.050%	3/1/50	700	712
ERP Operating LP	4.500%	7/1/44	2,072	2,660
ERP Operating LP	4.500%	6/1/45	908	1,172
ERP Operating LP	4.000%	8/1/47	458	556
Essex Portfolio LP	2.650%	3/15/32	1,825	1,871
Essex Portfolio LP	4.500%	3/15/48	130	165
Federal Realty Investment Trust	4.500%	12/1/44	1,688	2,131
Healthpeak Properties Inc.	6.750%	2/1/41	1,009	1,545
Kimco Realty Corp.	4.250%	4/1/45	1,577	1,802
Kimco Realty Corp.	4.125%	12/1/46	1,088	1,222
Kimco Realty Corp.	4.450%	9/1/47	895	1,066
Kimco Realty Corp.	3.700%	10/1/49	850	932
Mid-America Apartments LP	2.750%	3/15/30	705	734
National Retail Properties Inc.	2.500%	4/15/30	975	987
National Retail Properties Inc.	4.800%	10/15/48	550	727
National Retail Properties Inc.	3.100%	4/15/50	750	744
Prologis LP	2.250%	4/15/30	2,500	2,503
Prologis LP	4.375%	9/15/48	360	473
Realty Income Corp.	4.650%	3/15/47	1,796	2,381
Regency Centers LP	4.400%	2/1/47	900	1,128
Regency Centers LP	4.650%	3/15/49	735	948
Simon Property Group LP	6.750%	2/1/40	996	1,522
Simon Property Group LP	4.750%	3/15/42	1,790	2,246
Simon Property Group LP	4.250%	10/1/44	1,088	1,315
Simon Property Group LP	4.250%	11/30/46	1,311	1,606
Simon Property Group LP	3.250%	9/13/49	4,335	4,521
UDR Inc.	3.000%	8/15/31	1,675	1,789

73

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UDR Inc.	3.100%	11/1/34	465	501
Ventas Realty LP	5.700%	9/30/43	514	697
Ventas Realty LP	4.375%	2/1/45	1,398	1,631
Ventas Realty LP	4.875%	4/15/49	600	763
Welltower Inc.	6.500%	3/15/41	969	1,407
Welltower Inc.	4.950%	9/1/48	1,240	1,607
				908,818
Industrial (69.0%)
Basic Industry (3.8%)
Albemarle Corp.	5.450%	12/1/44	805	997
ArcelorMittal	7.000%	10/15/39	1,614	2,014
ArcelorMittal	6.750%	3/1/41	1,975	2,466
Barrick Gold Corp.	6.450%	10/15/35	894	1,237
Barrick Gold Corp.	5.250%	4/1/42	695	918
Barrick North America Finance LLC	5.700%	5/30/41	3,046	4,184
Barrick North America Finance LLC	5.750%	5/1/43	1,747	2,473
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,312	3,171
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,360	2,848
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,620	7,639
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,150	1,254
Dow Chemical Co.	4.250%	10/1/34	1,978	2,285
Dow Chemical Co.	9.400%	5/15/39	1,859	3,228
Dow Chemical Co.	5.250%	11/15/41	2,286	2,778
Dow Chemical Co.	4.375%	11/15/42	3,704	4,091
Dow Chemical Co.	4.625%	10/1/44	830	962
Dow Chemical Co.	5.550%	11/30/48	2,250	2,855
Dow Chemical Co.	4.800%	5/15/49	1,980	2,321
DuPont de Nemours Inc.	5.319%	11/15/38	4,375	5,320
DuPont de Nemours Inc.	5.419%	11/15/48	5,410	6,807
Eastman Chemical Co.	4.800%	9/1/42	1,664	1,941
Eastman Chemical Co.	4.650%	10/15/44	2,543	2,853
Ecolab Inc.	5.500%	12/8/41	1,163	1,640
Ecolab Inc.	3.950%	12/1/47	1,927	2,347
FMC Corp.	4.500%	10/1/49	1,350	1,598
Georgia-Pacific LLC	7.250%	6/1/28	366	498
Georgia-Pacific LLC	8.875%	5/15/31	928	1,504
International Flavors & Fragrances Inc.	4.375%	6/1/47	435	484
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,050	2,410
International Paper Co.	5.000%	9/15/35	2,146	2,650
International Paper Co.	7.300%	11/15/39	2,684	3,947
International Paper Co.	6.000%	11/15/41	1,005	1,325
International Paper Co.	4.800%	6/15/44	1,853	2,136
International Paper Co.	5.150%	5/15/46	1,840	2,247
International Paper Co.	4.400%	8/15/47	2,814	3,087
International Paper Co.	4.350%	8/15/48	962	1,063
Lubrizol Corp.	6.500%	10/1/34	658	981
LYB International Finance BV	5.250%	7/15/43	2,190	2,652
LYB International Finance BV	4.875%	3/15/44	2,460	2,913
LYB International Finance III LLC	4.200%	10/15/49	2,150	2,263
LyondellBasell Industries NV	4.625%	2/26/55	1,464	1,612
Methanex Corp.	5.650%	12/1/44	769	768
Mosaic Co.	5.450%	11/15/33	1,483	1,753
Mosaic Co.	4.875%	11/15/41	905	999
Mosaic Co.	5.625%	11/15/43	1,951	2,304
Newmont Corp.	5.875%	4/1/35	862	1,219
Newmont Corp.	6.250%	10/1/39	3,750	5,310
Newmont Corp.	4.875%	3/15/42	1,965	2,514
Newmont Corp.	5.450%	6/9/44	1,758	2,448
Nucor Corp.	6.400%	12/1/37	188	271
Nucor Corp.	5.200%	8/1/43	1,545	2,034
Nucor Corp.	4.400%	5/1/48	1,660	1,976
Nutrien Ltd.	4.125%	3/15/35	1,258	1,396

74

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	7.125%	5/23/36	880	1,217
	Nutrien Ltd.	5.875%	12/1/36	1,086	1,380
	Nutrien Ltd.	5.625%	12/1/40	190	240
	Nutrien Ltd.	6.125%	1/15/41	1,326	1,751
	Nutrien Ltd.	4.900%	6/1/43	1,248	1,486
	Nutrien Ltd.	5.250%	1/15/45	343	429
	Nutrien Ltd.	5.000%	4/1/49	1,489	1,861
	Packaging Corp. of America	4.050%	12/15/49	540	605
	Praxair Inc.	3.550%	11/7/42	1,898	2,122
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,118	1,631
	Rio Tinto Alcan Inc.	6.125%	12/15/33	349	497
	Rio Tinto Alcan Inc.	5.750%	6/1/35	970	1,325
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,552	4,851
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,816	2,370
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,224	1,469
	RPM International Inc.	4.250%	1/15/48	1,440	1,550
	Sherwin-Williams Co.	4.000%	12/15/42	772	866
	Sherwin-Williams Co.	4.550%	8/1/45	1,038	1,250
	Sherwin-Williams Co.	4.500%	6/1/47	3,005	3,611
	Sherwin-Williams Co.	3.800%	8/15/49	1,750	1,923
	Southern Copper Corp.	7.500%	7/27/35	1,126	1,643
	Southern Copper Corp.	6.750%	4/16/40	2,945	4,081
	Southern Copper Corp.	5.250%	11/8/42	3,355	3,918
	Southern Copper Corp.	5.875%	4/23/45	4,325	5,575
	Steel Dynamics Inc.	3.450%	4/15/30	1,800	1,894
	Teck Resources Ltd.	6.125%	10/1/35	1,500	1,739
	Teck Resources Ltd.	6.000%	8/15/40	520	578
	Teck Resources Ltd.	6.250%	7/15/41	2,700	3,074
	Teck Resources Ltd.	5.200%	3/1/42	750	751
	Teck Resources Ltd.	5.400%	2/1/43	1,100	1,122
	Vale Overseas Ltd.	8.250%	1/17/34	1,808	2,531
	Vale Overseas Ltd.	6.875%	11/21/36	4,058	5,321
	Vale Overseas Ltd.	6.875%	11/10/39	3,132	4,162
	Vale SA	5.625%	9/11/42	1,490	1,764
	Westlake Chemical Corp.	5.000%	8/15/46	2,851	3,283
	Westlake Chemical Corp.	4.375%	11/15/47	520	557
	WestRock MWV LLC	7.950%	2/15/31	783	1,127
	Weyerhaeuser Co.	7.375%	3/15/32	2,874	4,080
	Weyerhaeuser Co.	6.875%	12/15/33	325	451
	WRKCO Inc.	4.200%	6/1/32	1,875	2,164
	Capital Goods (5.1%)
	3M Co.	5.700%	3/15/37	850	1,185
	3M Co.	3.875%	6/15/44	990	1,135
	3M Co.	3.125%	9/19/46	2,548	2,584
	3M Co.	3.625%	10/15/47	717	789
	3M Co.	4.000%	9/14/48	2,815	3,343
	3M Co.	3.250%	8/26/49	1,725	1,818
2	ABB Finance USA Inc.	4.375%	5/8/42	1,419	1,812
	Boeing Co.	6.125%	2/15/33	741	1,015
	Boeing Co.	3.600%	5/1/34	2,445	2,686
	Boeing Co.	3.250%	2/1/35	2,500	2,663
	Boeing Co.	6.625%	2/15/38	748	1,095
	Boeing Co.	3.550%	3/1/38	620	680
	Boeing Co.	3.500%	3/1/39	1,290	1,392
	Boeing Co.	6.875%	3/15/39	1,225	1,823
	Boeing Co.	5.875%	2/15/40	276	377
	Boeing Co.	3.375%	6/15/46	803	823
	Boeing Co.	3.650%	3/1/47	1,535	1,669
	Boeing Co.	3.625%	3/1/48	1,300	1,386
	Boeing Co.	3.850%	11/1/48	1,075	1,197
	Boeing Co.	3.900%	5/1/49	1,200	1,350
	Boeing Co.	3.750%	2/1/50	3,380	3,721
	Boeing Co.	3.825%	3/1/59	1,675	1,805

75

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.950%	8/1/59	510	559
3	Carrier Global Corp.	3.377%	4/5/40	500	513
3	Carrier Global Corp.	3.577%	4/5/50	2,120	2,170
	Caterpillar Inc.	5.300%	9/15/35	453	616
	Caterpillar Inc.	6.050%	8/15/36	733	1,046
	Caterpillar Inc.	5.200%	5/27/41	2,774	3,797
	Caterpillar Inc.	3.803%	8/15/42	5,204	6,193
	Caterpillar Inc.	4.300%	5/15/44	140	179
	Caterpillar Inc.	3.250%	9/19/49	2,505	2,718
	Caterpillar Inc.	4.750%	5/15/64	1,599	2,233
	Crane Co.	4.200%	3/15/48	875	954
	Deere & Co.	7.125%	3/3/31	378	553
	Deere & Co.	3.900%	6/9/42	2,657	3,218
	Deere & Co.	2.875%	9/7/49	1,200	1,238
	Dover Corp.	5.375%	10/15/35	700	926
	Dover Corp.	5.375%	3/1/41	826	1,095
	Eaton Corp.	4.000%	11/2/32	2,898	3,457
	Eaton Corp.	4.150%	11/2/42	1,295	1,596
	Eaton Corp.	3.915%	9/15/47	1,346	1,592
	Emerson Electric Co.	5.250%	11/15/39	310	416
	Fortive Corp.	4.300%	6/15/46	538	624
	General Dynamics Corp.	3.600%	11/15/42	1,082	1,315
	General Electric Co.	6.750%	3/15/32	7,299	9,813
	General Electric Co.	6.150%	8/7/37	2,244	2,963
	General Electric Co.	5.875%	1/14/38	6,829	8,739
	General Electric Co.	6.875%	1/10/39	5,192	7,271
	General Electric Co.	4.125%	10/9/42	3,038	3,325
	General Electric Co.	4.500%	3/11/44	1,988	2,292
	Honeywell International Inc.	5.700%	3/15/36	1,263	1,817
	Honeywell International Inc.	5.700%	3/15/37	178	260
	Honeywell International Inc.	5.375%	3/1/41	1,016	1,467
	Honeywell International Inc.	3.812%	11/21/47	1,760	2,196
	Illinois Tool Works Inc.	4.875%	9/15/41	2,096	2,867
	Illinois Tool Works Inc.	3.900%	9/1/42	2,721	3,365
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	378	515
	Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	750	887
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	1,084
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	750	926
	Johnson Controls International plc	6.000%	1/15/36	795	1,050
	Johnson Controls International plc	4.625%	7/2/44	3,112	3,717
	Johnson Controls International plc	4.500%	2/15/47	1,181	1,448
	Johnson Controls International plc	4.950%	7/2/64	1,296	1,578
	L3Harris Technologies Inc.	4.854%	4/27/35	974	1,212
	L3Harris Technologies Inc.	6.150%	12/15/40	948	1,364
	L3Harris Technologies Inc.	5.054%	4/27/45	1,313	1,701
	Lockheed Martin Corp.	3.600%	3/1/35	1,978	2,327
	Lockheed Martin Corp.	4.500%	5/15/36	2,111	2,666
	Lockheed Martin Corp.	6.150%	9/1/36	1,315	1,916
	Lockheed Martin Corp.	5.720%	6/1/40	299	436
	Lockheed Martin Corp.	4.850%	9/15/41	830	1,094
	Lockheed Martin Corp.	4.070%	12/15/42	3,560	4,363
	Lockheed Martin Corp.	3.800%	3/1/45	3,018	3,578
	Lockheed Martin Corp.	4.700%	5/15/46	2,480	3,302
	Lockheed Martin Corp.	4.090%	9/15/52	4,403	5,609
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,570	1,759
	Masco Corp.	6.500%	8/15/32	140	182
	Masco Corp.	4.500%	5/15/47	728	806
	Northrop Grumman Corp.	5.050%	11/15/40	1,426	1,857
	Northrop Grumman Corp.	4.750%	6/1/43	3,565	4,613
	Northrop Grumman Corp.	3.850%	4/15/45	119	137
	Northrop Grumman Corp.	4.030%	10/15/47	5,385	6,418
	Northrop Grumman Systems Corp.	7.750%	2/15/31	352	527
	Oshkosh Corp.	3.100%	3/1/30	500	515
3	Otis Worldwide Corp.	3.112%	2/15/40	500	511

76

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	Otis Worldwide Corp.	3.362%	2/15/50	1,000	1,035
	Owens Corning	7.000%	12/1/36	682	915
	Owens Corning	4.300%	7/15/47	1,633	1,750
	Owens Corning	4.400%	1/30/48	1,168	1,243
	Parker-Hannifin Corp.	4.200%	11/21/34	2,418	2,897
	Parker-Hannifin Corp.	6.250%	5/15/38	1,165	1,661
	Parker-Hannifin Corp.	4.450%	11/21/44	997	1,207
	Parker-Hannifin Corp.	4.100%	3/1/47	1,920	2,236
	Parker-Hannifin Corp.	4.000%	6/14/49	2,100	2,421
	Precision Castparts Corp.	3.900%	1/15/43	492	595
	Precision Castparts Corp.	4.375%	6/15/45	1,785	2,300
	Raytheon Co.	4.875%	10/15/40	1,208	1,627
	Raytheon Co.	4.700%	12/15/41	1,023	1,357
	Raytheon Co.	4.200%	12/15/44	553	696
	Republic Services Inc.	2.300%	3/1/30	1,505	1,511
	Republic Services Inc.	6.200%	3/1/40	900	1,312
	Republic Services Inc.	5.700%	5/15/41	515	719
	Republic Services Inc.	3.050%	3/1/50	985	975
	Rockwell Automation Inc.	4.200%	3/1/49	1,475	1,886
	Rockwell Collins Inc.	4.800%	12/15/43	1,513	1,993
	Rockwell Collins Inc.	4.350%	4/15/47	2,366	3,045
	Snap-on Inc.	4.100%	3/1/48	305	374
	Sonoco Products Co.	5.750%	11/1/40	1,493	1,977
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,825	1,849
	Stanley Black & Decker Inc.	5.200%	9/1/40	640	846
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,950	2,614
	United Technologies Corp.	5.400%	5/1/35	1,403	1,925
	United Technologies Corp.	6.050%	6/1/36	1,528	2,201
	United Technologies Corp.	6.125%	7/15/38	489	728
	United Technologies Corp.	4.450%	11/16/38	3,705	4,583
	United Technologies Corp.	5.700%	4/15/40	3,939	5,709
	United Technologies Corp.	4.500%	6/1/42	8,655	11,061
	United Technologies Corp.	4.150%	5/15/45	4,189	5,065
	United Technologies Corp.	3.750%	11/1/46	2,035	2,351
	United Technologies Corp.	4.050%	5/4/47	1,970	2,374
	United Technologies Corp.	4.625%	11/16/48	2,755	3,699
	Valmont Industries Inc.	5.000%	10/1/44	975	1,125
	Valmont Industries Inc.	5.250%	10/1/54	954	1,077
	Vulcan Materials Co.	4.500%	6/15/47	1,516	1,784
	Vulcan Materials Co.	4.700%	3/1/48	1,315	1,618
	Waste Management Inc.	3.900%	3/1/35	1,574	1,841
	Waste Management Inc.	4.000%	7/15/39	685	820
	Waste Management Inc.	4.100%	3/1/45	1,684	2,065
	Waste Management Inc.	4.150%	7/15/49	3,575	4,461
	WW Grainger Inc.	4.600%	6/15/45	1,656	2,085
	WW Grainger Inc.	3.750%	5/15/46	915	1,024
	WW Grainger Inc.	4.200%	5/15/47	1,902	2,277
	Xylem Inc.	4.375%	11/1/46	959	1,160
	Communication (13.5%)
	Activision Blizzard Inc.	4.500%	6/15/47	535	670
	America Movil SAB de CV	6.375%	3/1/35	2,264	3,250
	America Movil SAB de CV	6.125%	11/15/37	260	368
	America Movil SAB de CV	6.125%	3/30/40	4,445	6,444
	America Movil SAB de CV	4.375%	7/16/42	2,028	2,461
	America Movil SAB de CV	4.375%	4/22/49	5,300	6,568
	American Tower Corp.	3.700%	10/15/49	2,050	2,176
	AT&T Inc.	6.150%	9/15/34	500	675
	AT&T Inc.	4.500%	5/15/35	6,845	7,881
	AT&T Inc.	5.250%	3/1/37	8,407	10,351
	AT&T Inc.	4.900%	8/15/37	3,128	3,739
	AT&T Inc.	6.500%	9/1/37	350	477
	AT&T Inc.	6.300%	1/15/38	250	336
	AT&T Inc.	6.550%	2/15/39	705	981

77

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	4.850%	3/1/39	4,150	4,952
AT&T Inc.	6.200%	3/15/40	1,100	1,489
AT&T Inc.	6.350%	3/15/40	2,228	3,039
AT&T Inc.	6.100%	7/15/40	940	1,272
AT&T Inc.	6.000%	8/15/40	3,041	4,064
AT&T Inc.	5.350%	9/1/40	6,540	8,208
AT&T Inc.	6.375%	3/1/41	560	756
AT&T Inc.	5.550%	8/15/41	1,027	1,316
AT&T Inc.	5.375%	10/15/41	2,680	3,330
AT&T Inc.	5.150%	3/15/42	2,971	3,621
AT&T Inc.	4.900%	6/15/42	3,308	3,929
AT&T Inc.	4.300%	12/15/42	5,374	5,957
AT&T Inc.	5.350%	12/15/43	2,769	3,437
AT&T Inc.	4.650%	6/1/44	1,806	2,072
AT&T Inc.	4.800%	6/15/44	6,883	8,077
AT&T Inc.	4.350%	6/15/45	5,196	5,786
AT&T Inc.	4.850%	7/15/45	1,435	1,684
AT&T Inc.	4.750%	5/15/46	8,654	10,191
AT&T Inc.	5.150%	11/15/46	3,411	4,215
AT&T Inc.	5.650%	2/15/47	1,919	2,514
AT&T Inc.	5.450%	3/1/47	6,904	8,886
AT&T Inc.	4.500%	3/9/48	11,080	12,641
AT&T Inc.	4.550%	3/9/49	5,562	6,436
AT&T Inc.	5.150%	2/15/50	5,954	7,446
AT&T Inc.	5.700%	3/1/57	3,525	4,752
AT&T Inc.	5.300%	8/15/58	975	1,294
Bell Canada Inc.	4.300%	7/29/49	3,815	4,602
British Telecommunications plc	9.625%	12/15/30	5,799	9,183
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	5,554	7,324
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	2,450	2,822
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	8,303	10,678
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	5,006	5,746
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	6,880	8,208
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,550	3,949
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	6,560	7,068
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,705	2,285
Comcast Corp.	4.250%	10/15/30	4,060	4,815
Comcast Corp.	4.250%	1/15/33	3,645	4,361
Comcast Corp.	7.050%	3/15/33	2,595	3,908
Comcast Corp.	4.200%	8/15/34	3,755	4,553
Comcast Corp.	5.650%	6/15/35	2,515	3,475
Comcast Corp.	4.400%	8/15/35	2,913	3,576
Comcast Corp.	6.500%	11/15/35	3,028	4,566
Comcast Corp.	3.200%	7/15/36	1,291	1,388
Comcast Corp.	6.450%	3/15/37	2,430	3,585
Comcast Corp.	6.950%	8/15/37	647	1,005
Comcast Corp.	3.900%	3/1/38	2,590	3,011
Comcast Corp.	6.400%	5/15/38	1,418	2,080
Comcast Corp.	4.600%	10/15/38	9,014	11,342
Comcast Corp.	3.250%	11/1/39	4,150	4,495
Comcast Corp.	6.400%	3/1/40	1,660	2,478
Comcast Corp.	4.650%	7/15/42	2,709	3,431
Comcast Corp.	4.500%	1/15/43	918	1,159
Comcast Corp.	4.750%	3/1/44	2,991	3,930
Comcast Corp.	4.600%	8/15/45	2,121	2,714
Comcast Corp.	3.400%	7/15/46	4,386	4,757

78

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.000%	8/15/47	1,480	1,750
	Comcast Corp.	3.969%	11/1/47	3,790	4,466
	Comcast Corp.	4.000%	3/1/48	2,666	3,152
	Comcast Corp.	4.700%	10/15/48	9,186	12,061
	Comcast Corp.	3.999%	11/1/49	3,148	3,698
	Comcast Corp.	3.450%	2/1/50	5,495	6,043
	Comcast Corp.	4.049%	11/1/52	4,865	5,841
	Comcast Corp.	4.950%	10/15/58	7,295	9,984
	Crown Castle International Corp.	4.750%	5/15/47	1,600	2,021
	Crown Castle International Corp.	5.200%	2/15/49	1,840	2,367
	Deutsche Telekom International Finance BV	8.750%	6/15/30	9,650	14,685
	Discovery Communications LLC	5.000%	9/20/37	3,462	3,954
	Discovery Communications LLC	6.350%	6/1/40	2,235	2,966
	Discovery Communications LLC	4.950%	5/15/42	2,069	2,390
	Discovery Communications LLC	4.875%	4/1/43	2,100	2,369
	Discovery Communications LLC	5.200%	9/20/47	2,860	3,373
	Discovery Communications LLC	5.300%	5/15/49	1,707	2,062
3	Fox Corp.	5.476%	1/25/39	4,150	5,330
3	Fox Corp.	5.576%	1/25/49	3,600	4,829
	Grupo Televisa SAB	6.625%	1/15/40	1,518	2,071
	Grupo Televisa SAB	5.000%	5/13/45	1,898	2,209
	Grupo Televisa SAB	6.125%	1/31/46	1,825	2,445
	Grupo Televisa SAB	5.250%	5/24/49	3,400	4,244
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,106	2,813
	Koninklijke KPN NV	8.375%	10/1/30	920	1,290
	Moody's Corp.	5.250%	7/15/44	1,555	2,126
	Moody's Corp.	4.875%	12/17/48	505	658
	NBCUniversal Media LLC	6.400%	4/30/40	1,808	2,700
	NBCUniversal Media LLC	5.950%	4/1/41	3,716	5,448
	NBCUniversal Media LLC	4.450%	1/15/43	2,716	3,369
	Omnicom Group Inc.	2.450%	4/30/30	1,000	1,007
	Orange SA	9.000%	3/1/31	7,471	11,925
	Orange SA	5.375%	1/13/42	3,592	4,988
	Rogers Communications Inc.	7.500%	8/15/38	1,095	1,723
	Rogers Communications Inc.	4.500%	3/15/43	2,576	3,058
	Rogers Communications Inc.	5.000%	3/15/44	1,295	1,657
	Rogers Communications Inc.	4.300%	2/15/48	105	124
	Rogers Communications Inc.	4.350%	5/1/49	5,289	6,310
	Rogers Communications Inc.	3.700%	11/15/49	1,630	1,781
	S&P Global Inc.	4.500%	5/15/48	1,625	2,131
	S&P Global Inc.	3.250%	12/1/49	1,900	2,062
	Telefonica Emisiones SAU	7.045%	6/20/36	4,063	5,853
	Telefonica Emisiones SAU	4.665%	3/6/38	3,199	3,722
	Telefonica Emisiones SAU	5.213%	3/8/47	6,846	8,444
	Telefonica Emisiones SAU	4.895%	3/6/48	2,960	3,522
	Telefonica Emisiones SAU	5.520%	3/1/49	3,860	5,004
	Telefonica Europe BV	8.250%	9/15/30	1,857	2,758
	TELUS Corp.	4.600%	11/16/48	1,447	1,842
	TELUS Corp.	4.300%	6/15/49	1,450	1,749
	Thomson Reuters Corp.	5.500%	8/15/35	900	1,105
	Thomson Reuters Corp.	5.850%	4/15/40	685	879
	Thomson Reuters Corp.	5.650%	11/23/43	1,092	1,429
	Time Warner Cable LLC	6.550%	5/1/37	2,203	2,851
	Time Warner Cable LLC	7.300%	7/1/38	4,721	6,410
	Time Warner Cable LLC	6.750%	6/15/39	2,699	3,498
	Time Warner Cable LLC	5.875%	11/15/40	3,148	3,859
	Time Warner Cable LLC	5.500%	9/1/41	2,933	3,439
	Time Warner Cable LLC	4.500%	9/15/42	3,885	4,045
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,278	4,840
	Verizon Communications Inc.	4.500%	8/10/33	8,690	10,609
	Verizon Communications Inc.	6.400%	9/15/33	300	431
	Verizon Communications Inc.	4.400%	11/1/34	8,143	9,842
	Verizon Communications Inc.	4.272%	1/15/36	8,777	10,496
	Verizon Communications Inc.	5.250%	3/16/37	7,316	9,729

79

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.812%	3/15/39	4,062	5,180
Verizon Communications Inc.	4.750%	11/1/41	2,570	3,298
Verizon Communications Inc.	3.850%	11/1/42	3,561	4,082
Verizon Communications Inc.	4.125%	8/15/46	3,950	4,767
Verizon Communications Inc.	4.862%	8/21/46	11,565	15,380
Verizon Communications Inc.	4.522%	9/15/48	9,922	12,790
Verizon Communications Inc.	5.012%	4/15/49	6,466	8,905
Verizon Communications Inc.	5.012%	8/21/54	250	350
Verizon Communications Inc.	4.672%	3/15/55	6,980	9,333
ViacomCBS Inc.	5.250%	4/1/44	200	239
ViacomCBS Inc.	7.875%	7/30/30	1,294	1,876
ViacomCBS Inc.	5.500%	5/15/33	276	350
ViacomCBS Inc.	6.875%	4/30/36	2,583	3,585
ViacomCBS Inc.	5.900%	10/15/40	827	1,033
ViacomCBS Inc.	4.850%	7/1/42	1,093	1,245
ViacomCBS Inc.	4.375%	3/15/43	4,483	4,767
ViacomCBS Inc.	5.850%	9/1/43	2,905	3,664
ViacomCBS Inc.	4.900%	8/15/44	2,032	2,352
ViacomCBS Inc.	4.600%	1/15/45	1,855	2,066
Vodafone Group plc	6.250%	11/30/32	149	201
Vodafone Group plc	6.150%	2/27/37	2,470	3,352
Vodafone Group plc	5.000%	5/30/38	5,053	6,088
Vodafone Group plc	4.375%	2/19/43	4,605	5,152
Vodafone Group plc	5.250%	5/30/48	7,825	9,882
Vodafone Group plc	4.875%	6/19/49	4,348	5,219
Vodafone Group plc	4.250%	9/17/50	5,901	6,492
Vodafone Group plc	5.125%	6/19/59	100	129
Walt Disney Co.	7.000%	3/1/32	2,055	3,090
Walt Disney Co.	6.550%	3/15/33	1,191	1,758
Walt Disney Co.	6.200%	12/15/34	2,985	4,400
Walt Disney Co.	6.400%	12/15/35	2,247	3,365
Walt Disney Co.	6.150%	3/1/37	2,637	3,879
Walt Disney Co.	6.650%	11/15/37	1,130	1,756
Walt Disney Co.	6.150%	2/15/41	200	307
Walt Disney Co.	4.375%	8/16/41	1,816	2,313
Walt Disney Co.	4.125%	12/1/41	2,306	2,814
Walt Disney Co.	3.700%	12/1/42	2,790	3,224
Walt Disney Co.	5.400%	10/1/43	1,986	2,845
Walt Disney Co.	4.125%	6/1/44	1,898	2,352
Walt Disney Co.	4.750%	9/15/44	2,410	3,237
Walt Disney Co.	4.950%	10/15/45	800	1,085
Walt Disney Co.	3.000%	7/30/46	1,180	1,238
Walt Disney Co.	4.750%	11/15/46	734	995
Walt Disney Co.	2.750%	9/1/49	4,720	4,756
Consumer Cyclical (5.8%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,161	1,416
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,760	3,174
Alibaba Group Holding Ltd.	4.200%	12/6/47	4,345	5,209
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,450	3,120
Amazon.com Inc.	4.800%	12/5/34	3,177	4,207
Amazon.com Inc.	3.875%	8/22/37	7,671	9,211
Amazon.com Inc.	4.950%	12/5/44	2,319	3,247
Amazon.com Inc.	4.050%	8/22/47	6,835	8,733
Amazon.com Inc.	4.250%	8/22/57	7,357	9,862
Aptiv plc	4.400%	10/1/46	655	693
Aptiv plc	5.400%	3/15/49	1,000	1,193
BorgWarner Inc.	4.375%	3/15/45	1,258	1,370
Cummins Inc.	4.875%	10/1/43	528	701
Daimler Finance North America LLC	8.500%	1/18/31	3,496	5,314
Darden Restaurants Inc.	4.550%	2/15/48	700	751
eBay Inc.	4.000%	7/15/42	1,807	1,826
Ford Motor Co.	7.450%	7/16/31	3,670	4,152
Ford Motor Co.	4.750%	1/15/43	3,874	3,407

80

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Co.	7.400%	11/1/46	2,168	2,471
Ford Motor Co.	5.291%	12/8/46	2,562	2,335
General Motors Co.	5.000%	4/1/35	1,456	1,570
General Motors Co.	6.600%	4/1/36	3,422	4,082
General Motors Co.	5.150%	4/1/38	3,000	3,109
General Motors Co.	6.250%	10/2/43	5,622	6,309
General Motors Co.	5.200%	4/1/45	1,063	1,055
General Motors Co.	6.750%	4/1/46	3,070	3,584
General Motors Co.	5.400%	4/1/48	2,784	2,811
General Motors Co.	5.950%	4/1/49	1,973	2,143
Harley-Davidson Inc.	4.625%	7/28/45	788	887
Home Depot Inc.	5.875%	12/16/36	7,236	10,394
Home Depot Inc.	5.400%	9/15/40	2,230	3,103
Home Depot Inc.	5.950%	4/1/41	3,210	4,696
Home Depot Inc.	4.200%	4/1/43	1,956	2,383
Home Depot Inc.	4.875%	2/15/44	2,306	3,066
Home Depot Inc.	4.400%	3/15/45	1,798	2,269
Home Depot Inc.	4.250%	4/1/46	4,479	5,561
Home Depot Inc.	3.900%	6/15/47	2,393	2,859
Home Depot Inc.	4.500%	12/6/48	4,579	5,986
Home Depot Inc.	3.125%	12/15/49	3,160	3,357
Home Depot Inc.	3.500%	9/15/56	2,152	2,392
JD.com Inc.	4.125%	1/14/50	700	730
Kohl's Corp.	5.550%	7/17/45	1,035	1,108
Lear Corp.	3.500%	5/30/30	1,000	998
Lear Corp.	5.250%	5/15/49	1,495	1,566
Lowe's Cos. Inc.	4.650%	4/15/42	2,835	3,504
Lowe's Cos. Inc.	4.250%	9/15/44	968	1,103
Lowe's Cos. Inc.	4.375%	9/15/45	1,681	1,967
Lowe's Cos. Inc.	3.700%	4/15/46	3,253	3,473
Lowe's Cos. Inc.	4.050%	5/3/47	3,078	3,467
Lowe's Cos. Inc.	4.550%	4/5/49	3,950	4,823
Macy's Retail Holdings Inc.	4.500%	12/15/34	780	711
Mastercard Inc.	3.800%	11/21/46	2,279	2,753
Mastercard Inc.	3.950%	2/26/48	1,540	1,920
Mastercard Inc.	3.650%	6/1/49	2,484	3,001
McDonald's Corp.	4.700%	12/9/35	2,185	2,748
McDonald's Corp.	6.300%	10/15/37	2,230	3,155
McDonald's Corp.	6.300%	3/1/38	1,705	2,434
McDonald's Corp.	5.700%	2/1/39	1,180	1,604
McDonald's Corp.	4.875%	7/15/40	780	976
McDonald's Corp.	3.700%	2/15/42	1,752	1,927
McDonald's Corp.	3.625%	5/1/43	1,724	1,863
McDonald's Corp.	4.600%	5/26/45	1,059	1,310
McDonald's Corp.	4.875%	12/9/45	4,305	5,471
McDonald's Corp.	4.450%	3/1/47	3,221	3,906
McDonald's Corp.	4.450%	9/1/48	1,160	1,431
McDonald's Corp.	3.625%	9/1/49	1,270	1,369
NIKE Inc.	3.625%	5/1/43	1,566	1,813
NIKE Inc.	3.875%	11/1/45	2,856	3,500
NIKE Inc.	3.375%	11/1/46	1,230	1,422
Nordstrom Inc.	4.375%	4/1/30	1,200	1,264
Nordstrom Inc.	5.000%	1/15/44	2,400	2,335
QVC Inc.	5.450%	8/15/34	975	960
Starbucks Corp.	4.300%	6/15/45	1,830	2,148
Starbucks Corp.	3.750%	12/1/47	195	213
Starbucks Corp.	4.500%	11/15/48	3,395	4,066
Starbucks Corp.	4.450%	8/15/49	1,825	2,196
Target Corp.	6.350%	11/1/32	219	320
Target Corp.	6.500%	10/15/37	1,057	1,654
Target Corp.	7.000%	1/15/38	1,850	3,038
Target Corp.	4.000%	7/1/42	3,867	4,616
Target Corp.	3.625%	4/15/46	2,735	3,160
Target Corp.	3.900%	11/15/47	1,674	2,034

81

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.150%	12/14/35	3,944	4,885
	Visa Inc.	4.300%	12/14/45	9,339	12,158
	Visa Inc.	3.650%	9/15/47	704	840
	Walgreen Co.	4.400%	9/15/42	1,355	1,410
	Walgreens Boots Alliance Inc.	4.500%	11/18/34	826	908
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,151	3,313
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,742	1,834
	Walmart Inc.	5.250%	9/1/35	4,809	6,659
	Walmart Inc.	6.200%	4/15/38	2,115	3,252
	Walmart Inc.	3.950%	6/28/38	5,379	6,546
	Walmart Inc.	5.625%	4/1/40	2,082	3,104
	Walmart Inc.	4.875%	7/8/40	1,075	1,479
	Walmart Inc.	5.000%	10/25/40	1,862	2,599
	Walmart Inc.	5.625%	4/15/41	1,961	2,954
	Walmart Inc.	4.000%	4/11/43	3,774	4,641
	Walmart Inc.	4.300%	4/22/44	1,740	2,201
	Walmart Inc.	3.625%	12/15/47	2,132	2,532
	Walmart Inc.	4.050%	6/29/48	6,988	8,791
	Walmart Inc.	2.950%	9/24/49	3,550	3,793
	Western Union Co.	6.200%	11/17/36	1,452	1,756
	Consumer Noncyclical (19.0%)
	Abbott Laboratories	4.750%	11/30/36	5,710	7,431
	Abbott Laboratories	6.150%	11/30/37	774	1,182
	Abbott Laboratories	6.000%	4/1/39	354	543
	Abbott Laboratories	5.300%	5/27/40	1,903	2,739
	Abbott Laboratories	4.750%	4/15/43	2,016	2,679
	Abbott Laboratories	4.900%	11/30/46	7,335	10,228
	AbbVie Inc.	4.500%	5/14/35	6,753	8,006
	AbbVie Inc.	4.300%	5/14/36	1,782	2,073
3	AbbVie Inc.	4.050%	11/21/39	9,375	10,326
	AbbVie Inc.	4.400%	11/6/42	7,587	8,774
	AbbVie Inc.	4.700%	5/14/45	10,156	11,980
	AbbVie Inc.	4.450%	5/14/46	5,741	6,584
	AbbVie Inc.	4.875%	11/14/48	7,044	8,719
3	AbbVie Inc.	4.250%	11/21/49	7,050	7,985
	Adventist Health System	3.630%	3/1/49	725	809
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	810	1,044
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	950	1,079
	AHS Hospital Corp.	5.024%	7/1/45	763	1,033
	Allergan Finance LLC	4.625%	10/1/42	2,375	2,807
	Allergan Funding SCS	4.550%	3/15/35	3,225	3,810
	Allergan Funding SCS	4.850%	6/15/44	2,541	3,104
	Allergan Funding SCS	4.750%	3/15/45	1,480	1,781
	Allina Health System	3.887%	4/15/49	900	1,049
	Altria Group Inc.	5.800%	2/14/39	6,445	7,919
	Altria Group Inc.	4.250%	8/9/42	1,307	1,331
	Altria Group Inc.	4.500%	5/2/43	3,385	3,535
	Altria Group Inc.	5.375%	1/31/44	3,005	3,544
	Altria Group Inc.	3.875%	9/16/46	2,610	2,542
	Altria Group Inc.	5.950%	2/14/49	3,850	4,889
	Altria Group Inc.	6.200%	2/14/59	3,330	4,239
	AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,549
	AmerisourceBergen Corp.	4.300%	12/15/47	748	851
	Amgen Inc.	6.400%	2/1/39	2,325	3,437
	Amgen Inc.	3.150%	2/21/40	2,655	2,737
	Amgen Inc.	4.950%	10/1/41	558	711
	Amgen Inc.	5.150%	11/15/41	3,095	4,082
	Amgen Inc.	5.650%	6/15/42	900	1,230
	Amgen Inc.	4.400%	5/1/45	5,511	6,444
	Amgen Inc.	4.563%	6/15/48	4,735	5,727
	Amgen Inc.	3.375%	2/21/50	3,100	3,186
	Amgen Inc.	4.663%	6/15/51	8,228	10,275

82

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	24,473	30,119
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	13,290	15,867
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,213	3,838
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,835	3,052
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,041	2,452
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,550	6,797
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,075	3,726
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,075
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,070	4,698
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,510	4,148
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,765	3,592
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	863	1,412
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,260	6,568
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,049	3,339
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,275	5,109
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,413	5,137
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,545	10,205
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,740	5,725
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,750	6,679
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,080	1,485
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,080	1,448
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,773
	Archer-Daniels-Midland Co.	4.016%	4/16/43	1,772	2,140
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,135	1,332
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,263	1,706
	Ascension Health	3.106%	11/15/39	1,300	1,432
	Ascension Health	3.945%	11/15/46	1,648	2,038
1	Ascension Health	4.847%	11/15/53	1,138	1,636
	AstraZeneca plc	6.450%	9/15/37	6,848	10,268
	AstraZeneca plc	4.000%	9/18/42	2,556	3,042
	AstraZeneca plc	4.375%	11/16/45	2,464	3,130
	AstraZeneca plc	4.375%	8/17/48	2,117	2,720
	BAT Capital Corp.	4.390%	8/15/37	6,485	6,834
	BAT Capital Corp.	4.540%	8/15/47	6,383	6,583
	BAT Capital Corp.	4.758%	9/6/49	2,245	2,418
	Baxalta Inc.	5.250%	6/23/45	1,166	1,634
	Baxter International Inc.	3.500%	8/15/46	1,098	1,155
	Baylor Scott & White Holdings	4.185%	11/15/45	1,706	2,183
	Baylor Scott & White Holdings	3.967%	11/15/46	350	436
	Becton Dickinson & Co.	4.685%	12/15/44	2,498	3,116
	Becton Dickinson & Co.	4.669%	6/6/47	4,194	5,321
	Biogen Inc.	5.200%	9/15/45	4,269	5,509
	Boston Scientific Corp.	4.550%	3/1/39	2,661	3,295
	Boston Scientific Corp.	7.375%	1/15/40	855	1,419
	Boston Scientific Corp.	4.700%	3/1/49	3,470	4,527
3	Bristol-Myers Squibb Co.	4.125%	6/15/39	5,477	6,681
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,700	1,901
3	Bristol-Myers Squibb Co.	5.250%	8/15/43	1,570	2,238
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,148	1,522
3	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,094	2,784
3	Bristol-Myers Squibb Co.	5.000%	8/15/45	5,445	7,432
3	Bristol-Myers Squibb Co.	4.350%	11/15/47	4,410	5,626
3	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,450	5,854
3	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,911	8,888
	Brown-Forman Corp.	4.000%	4/15/38	700	837
	Brown-Forman Corp.	4.500%	7/15/45	1,151	1,556
	Campbell Soup Co.	4.800%	3/15/48	1,626	1,986
	Cardinal Health Inc.	4.600%	3/15/43	1,877	2,089
	Cardinal Health Inc.	4.500%	11/15/44	192	204
	Cardinal Health Inc.	4.900%	9/15/45	675	767
	Cardinal Health Inc.	4.368%	6/15/47	936	1,011
	Children's Hospital Corp.	4.115%	1/1/47	685	868

83

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Children's Hospital Medical Center	4.268%	5/15/44	760	941
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,013	1,176
	Cigna Corp.	4.800%	8/15/38	5,240	6,308
3	Cigna Corp.	6.125%	11/15/41	1,658	2,310
3	Cigna Corp.	4.800%	7/15/46	5,612	6,671
3	Cigna Corp.	3.875%	10/15/47	2,645	2,859
	Cigna Corp.	4.900%	12/15/48	4,700	5,829
	City of Hope	4.378%	8/15/48	1,270	1,629
	Cleveland Clinic Foundation	4.858%	1/1/14	913	1,350
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,614
	Colgate-Palmolive Co.	4.000%	8/15/45	1,076	1,387
	Colgate-Palmolive Co.	3.700%	8/1/47	1,595	1,997
1	CommonSpirit Health	4.350%	11/1/42	1,604	1,846
	CommonSpirit Health	3.817%	10/1/49	1,020	1,102
	CommonSpirit Health	4.187%	10/1/49	3,125	3,432
	Conagra Brands Inc.	8.250%	9/15/30	493	718
	Conagra Brands Inc.	5.300%	11/1/38	2,388	2,910
	Conagra Brands Inc.	5.400%	11/1/48	2,700	3,417
	Constellation Brands Inc.	4.500%	5/9/47	1,970	2,315
	Constellation Brands Inc.	4.100%	2/15/48	606	673
	Constellation Brands Inc.	5.250%	11/15/48	1,630	2,123
	Cottage Health Obligated Group	3.304%	11/1/49	1,300	1,406
	CVS Health Corp.	4.875%	7/20/35	1,060	1,284
	CVS Health Corp.	4.780%	3/25/38	12,898	15,203
	CVS Health Corp.	6.125%	9/15/39	1,120	1,497
	CVS Health Corp.	5.300%	12/5/43	4,028	5,202
	CVS Health Corp.	5.125%	7/20/45	8,824	10,802
	CVS Health Corp.	5.050%	3/25/48	19,295	23,654
	Danaher Corp.	4.375%	9/15/45	872	1,088
	Dartmouth-Hitchcock Health	4.178%	8/1/48	625	780
	Delhaize America LLC	9.000%	4/15/31	470	723
	DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,685
	DH Europe Finance II Sarl	3.400%	11/15/49	1,505	1,660
	Diageo Capital plc	5.875%	9/30/36	1,331	1,908
	Diageo Capital plc	3.875%	4/29/43	533	656
	Diageo Investment Corp.	7.450%	4/15/35	987	1,589
	Diageo Investment Corp.	4.250%	5/11/42	816	1,003
	Dignity Health	4.500%	11/1/42	950	1,114
	Dignity Health	5.267%	11/1/64	513	680
	Duke University Health System Inc.	3.920%	6/1/47	1,368	1,727
	Eli Lilly & Co.	3.950%	3/15/49	5,063	6,232
	Eli Lilly & Co.	4.150%	3/15/59	3,050	3,834
	Estee Lauder Cos. Inc.	6.000%	5/15/37	500	720
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,153	1,462
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,633	2,056
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,575	1,682
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,313	1,591
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,000	5,256
	General Mills Inc.	4.550%	4/17/38	2,540	3,017
	General Mills Inc.	5.400%	6/15/40	1,233	1,618
	General Mills Inc.	4.150%	2/15/43	1,526	1,725
	General Mills Inc.	4.700%	4/17/48	680	849
	Gilead Sciences Inc.	4.600%	9/1/35	3,601	4,499
	Gilead Sciences Inc.	4.000%	9/1/36	2,266	2,679
	Gilead Sciences Inc.	5.650%	12/1/41	2,734	3,856
	Gilead Sciences Inc.	4.800%	4/1/44	4,241	5,419
	Gilead Sciences Inc.	4.500%	2/1/45	4,214	5,166
	Gilead Sciences Inc.	4.750%	3/1/46	5,673	7,297
	Gilead Sciences Inc.	4.150%	3/1/47	3,286	3,953
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	751	1,047
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,332	11,063
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,012	1,277
	Hackensack Meridian Health Inc.	4.211%	7/1/48	925	1,141
	Hackensack Meridian Health Inc.	4.500%	7/1/57	323	435

84

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	Hartford HealthCare Corp.	3.447%	7/1/54	1,000	1,062
	Hasbro Inc.	6.350%	3/15/40	1,213	1,491
	Hasbro Inc.	5.100%	5/15/44	643	686
	HCA Inc.	5.125%	6/15/39	3,117	3,585
	HCA Inc.	5.500%	6/15/47	3,869	4,594
	HCA Inc.	5.250%	6/15/49	5,045	5,877
	Hershey Co.	3.375%	8/15/46	872	969
	Hershey Co.	3.125%	11/15/49	2,025	2,166
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	850	1,070
	JM Smucker Co.	4.250%	3/15/35	2,020	2,320
	JM Smucker Co.	4.375%	3/15/45	248	281
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,738	2,138
	Johnson & Johnson	4.950%	5/15/33	873	1,178
	Johnson & Johnson	4.375%	12/5/33	2,925	3,680
	Johnson & Johnson	3.550%	3/1/36	3,264	3,834
	Johnson & Johnson	3.625%	3/3/37	4,328	5,024
	Johnson & Johnson	5.950%	8/15/37	2,313	3,570
	Johnson & Johnson	3.400%	1/15/38	1,998	2,273
	Johnson & Johnson	5.850%	7/15/38	1,456	2,211
	Johnson & Johnson	4.500%	9/1/40	2,242	2,927
	Johnson & Johnson	4.850%	5/15/41	1,000	1,404
	Johnson & Johnson	4.500%	12/5/43	1,325	1,767
	Johnson & Johnson	3.700%	3/1/46	5,160	6,227
	Johnson & Johnson	3.750%	3/3/47	2,880	3,495
	Johnson & Johnson	3.500%	1/15/48	349	416
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,452
	Kaiser Foundation Hospitals	4.150%	5/1/47	1,745	2,235
	Kaiser Foundation Hospitals	3.266%	11/1/49	3,976	4,406
	Kellogg Co.	7.450%	4/1/31	1,107	1,618
	Kellogg Co.	4.500%	4/1/46	1,580	1,852
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,065	1,288
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,668	3,102
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,690	1,937
	Kimberly-Clark Corp.	6.625%	8/1/37	953	1,520
	Kimberly-Clark Corp.	5.300%	3/1/41	1,525	2,114
	Kimberly-Clark Corp.	3.200%	7/30/46	1,885	2,095
	Kimberly-Clark Corp.	3.900%	5/4/47	400	496
	Kimberly-Clark Corp.	2.875%	2/7/50	1,940	1,989
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	921
	Koninklijke Philips NV	6.875%	3/11/38	1,530	2,315
	Koninklijke Philips NV	5.000%	3/15/42	472	626
	Kraft Foods Group Inc.	6.500%	2/9/40	1,898	2,172
	Kroger Co.	7.500%	4/1/31	571	823
	Kroger Co.	6.900%	4/15/38	126	176
	Kroger Co.	5.400%	7/15/40	928	1,155
	Kroger Co.	5.000%	4/15/42	851	1,005
	Kroger Co.	5.150%	8/1/43	2,655	3,226
	Kroger Co.	3.875%	10/15/46	2,075	2,118
	Kroger Co.	4.450%	2/1/47	1,204	1,355
	Kroger Co.	4.650%	1/15/48	2,423	2,757
	Kroger Co.	5.400%	1/15/49	350	443
	Kroger Co.	3.950%	1/15/50	2,200	2,277
	Laboratory Corp. of America Holdings	4.700%	2/1/45	3,041	3,657
1	Mayo Clinic	3.774%	11/15/43	850	1,016
1	Mayo Clinic	4.000%	11/15/47	648	810
1	Mayo Clinic	4.128%	11/15/52	525	670
	McCormick & Co. Inc.	4.200%	8/15/47	696	834
	McKesson Corp.	6.000%	3/1/41	1,435	1,911
	McKesson Corp.	4.883%	3/15/44	1,340	1,638
	McLaren Health Care Corp.	4.386%	5/15/48	450	566
	Mead Johnson Nutrition Co.	5.900%	11/1/39	995	1,430
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,854	2,369
1	MedStar Health Inc.	3.626%	8/15/49	500	560
	Medtronic Inc.	4.375%	3/15/35	5,833	7,454

85

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.625%	3/15/45	6,123	8,253
	Memorial Health Services	3.447%	11/1/49	750	846
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	175	244
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,445	1,849
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,603	2,110
	Merck & Co. Inc.	6.500%	12/1/33	1,625	2,467
	Merck & Co. Inc.	3.900%	3/7/39	1,477	1,793
	Merck & Co. Inc.	3.600%	9/15/42	2,935	3,471
	Merck & Co. Inc.	4.150%	5/18/43	3,000	3,806
	Merck & Co. Inc.	3.700%	2/10/45	6,331	7,518
	Merck & Co. Inc.	4.000%	3/7/49	3,760	4,698
	Molson Coors Beverage Co.	5.000%	5/1/42	2,535	2,875
	Molson Coors Beverage Co.	4.200%	7/15/46	4,692	4,803
	Mondelez International Inc.	4.625%	5/7/48	215	271
1	Montefiore Obligated Group	5.246%	11/1/48	1,070	1,316
	Montefiore Obligated Group	4.287%	9/1/50	725	754
1	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	650	758
1	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,315	1,482
	Mylan Inc.	5.400%	11/29/43	1,052	1,274
	Mylan Inc.	5.200%	4/15/48	1,420	1,662
	Mylan NV	5.250%	6/15/46	3,065	3,575
	New York & Presbyterian Hospital	4.024%	8/1/45	1,273	1,577
	New York & Presbyterian Hospital	4.063%	8/1/56	888	1,131
	New York & Presbyterian Hospital	3.954%	8/1/19	1,650	1,994
	Northwell Healthcare Inc.	3.979%	11/1/46	445	515
	Northwell Healthcare Inc.	4.260%	11/1/47	2,660	3,161
	Northwell Healthcare Inc.	3.809%	11/1/49	1,275	1,429
	Novartis Capital Corp.	2.200%	8/14/30	3,720	3,838
	Novartis Capital Corp.	3.700%	9/21/42	1,830	2,214
	Novartis Capital Corp.	4.400%	5/6/44	3,825	4,974
	Novartis Capital Corp.	4.000%	11/20/45	2,975	3,734
	Novartis Capital Corp.	2.750%	8/14/50	3,725	3,874
1	NYU Hospitals Center	4.368%	7/1/47	648	806
	NYU Langone Hospitals	5.750%	7/1/43	1,170	1,724
	NYU Langone Hospitals	4.784%	7/1/44	1,053	1,353
	NYU Langone Hospitals	3.380%	7/1/55	1,500	1,580
	Orlando Health Obligated Group	4.089%	10/1/48	700	856
	Partners Healthcare System Inc.	3.765%	7/1/48	650	773
	Partners Healthcare System Inc.	3.192%	7/1/49	1,275	1,352
	Partners Healthcare System Inc.	4.117%	7/1/55	575	716
	Partners Healthcare System Inc.	3.342%	7/1/60	2,000	2,186
	PeaceHealth Obligated Group	4.787%	11/15/48	900	1,239
	PepsiCo Inc.	4.875%	11/1/40	1,150	1,560
	PepsiCo Inc.	4.000%	3/5/42	525	632
	PepsiCo Inc.	3.600%	8/13/42	1,800	2,088
	PepsiCo Inc.	4.250%	10/22/44	2,542	3,224
	PepsiCo Inc.	4.600%	7/17/45	1,217	1,620
	PepsiCo Inc.	4.450%	4/14/46	5,361	7,032
	PepsiCo Inc.	3.450%	10/6/46	4,353	4,991
	PepsiCo Inc.	4.000%	5/2/47	2,005	2,509
	PepsiCo Inc.	3.375%	7/29/49	2,550	2,906
	PepsiCo Inc.	2.875%	10/15/49	1,110	1,172
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	934	993
	Pfizer Inc.	4.000%	12/15/36	3,321	4,019
	Pfizer Inc.	4.100%	9/15/38	2,354	2,919
	Pfizer Inc.	3.900%	3/15/39	3,490	4,150
	Pfizer Inc.	7.200%	3/15/39	4,552	7,632
	Pfizer Inc.	5.600%	9/15/40	1,621	2,327
	Pfizer Inc.	4.300%	6/15/43	2,650	3,319
	Pfizer Inc.	4.400%	5/15/44	2,050	2,586
	Pfizer Inc.	4.125%	12/15/46	3,244	4,006
	Pfizer Inc.	4.200%	9/15/48	2,215	2,813
	Pfizer Inc.	4.000%	3/15/49	1,580	1,970
	Philip Morris International Inc.	6.375%	5/16/38	2,950	4,248

86

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.375%	11/15/41	2,505	2,878
	Philip Morris International Inc.	4.500%	3/20/42	2,129	2,516
	Philip Morris International Inc.	3.875%	8/21/42	2,755	2,993
	Philip Morris International Inc.	4.125%	3/4/43	2,625	2,952
	Philip Morris International Inc.	4.875%	11/15/43	1,415	1,756
	Philip Morris International Inc.	4.250%	11/10/44	2,587	2,997
	Procter & Gamble Co.	5.500%	2/1/34	800	1,135
	Procter & Gamble Co.	5.800%	8/15/34	945	1,394
	Procter & Gamble Co.	5.550%	3/5/37	1,835	2,698
	Procter & Gamble Co.	3.500%	10/25/47	1,535	1,872
1	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,083	1,262
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	715	875
	Quest Diagnostics Inc.	2.950%	6/30/30	2,725	2,816
	Quest Diagnostics Inc.	4.700%	3/30/45	988	1,197
	Reynolds American Inc.	5.700%	8/15/35	1,494	1,805
	Reynolds American Inc.	7.250%	6/15/37	951	1,280
	Reynolds American Inc.	6.150%	9/15/43	1,793	2,201
	Reynolds American Inc.	5.850%	8/15/45	5,628	6,691
	RWJ Barnabas Health Inc.	3.949%	7/1/46	813	959
	RWJ Barnabas Health Inc.	3.477%	7/1/49	700	777
	Spectrum Health System Obligated Group	3.487%	7/15/49	850	971
	Stanford Health Care	3.795%	11/15/48	1,200	1,454
	Stryker Corp.	4.100%	4/1/43	1,802	2,147
	Stryker Corp.	4.375%	5/15/44	1,045	1,316
	Stryker Corp.	4.625%	3/15/46	1,455	1,865
	Sutter Health	4.091%	8/15/48	915	1,112
	Sysco Corp.	5.375%	9/21/35	261	357
	Sysco Corp.	4.850%	10/1/45	1,965	2,508
	Sysco Corp.	4.500%	4/1/46	1,984	2,375
	Sysco Corp.	4.450%	3/15/48	210	255
	Sysco Corp.	3.300%	2/15/50	1,225	1,251
1	Texas Health Resources	4.330%	11/15/55	552	726
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,833	2,481
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	390	482
	Toledo Hospital	5.750%	11/15/38	1,250	1,574
	Toledo Hospital	6.015%	11/15/48	1,000	1,310
	Trinity Health Corp.	4.125%	12/1/45	975	1,182
1	Trinity Health Corp.	3.434%	12/1/48	725	802
	Tyson Foods Inc.	4.875%	8/15/34	1,521	1,878
	Tyson Foods Inc.	5.150%	8/15/44	855	1,093
	Tyson Foods Inc.	4.550%	6/2/47	4,002	4,815
	Tyson Foods Inc.	5.100%	9/28/48	3,910	5,101
	Unilever Capital Corp.	5.900%	11/15/32	2,502	3,523
	Whirlpool Corp.	4.500%	6/1/46	615	684
1	Willis-Knighton Medical Center	4.813%	9/1/48	725	952
	Wyeth LLC	6.500%	2/1/34	2,673	4,032
	Wyeth LLC	6.000%	2/15/36	787	1,162
	Wyeth LLC	5.950%	4/1/37	4,733	6,818
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	830	1,060
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	952	1,095
	Zoetis Inc.	4.700%	2/1/43	3,805	4,945
	Zoetis Inc.	3.950%	9/12/47	819	979
	Zoetis Inc.	4.450%	8/20/48	1,250	1,600
	Energy (10.4%)
	Apache Corp.	6.000%	1/15/37	255	306
	Apache Corp.	5.100%	9/1/40	3,906	3,876
	Apache Corp.	5.250%	2/1/42	2,277	2,298
	Apache Corp.	4.750%	4/15/43	3,010	2,828
	Apache Corp.	4.250%	1/15/44	3,560	3,293
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	3,000	3,638
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,055	3,232
	BP Capital Markets America Inc.	3.000%	2/24/50	4,000	3,932

87

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Burlington Resources Finance Co.	7.200%	8/15/31	1,922	2,886
Burlington Resources Finance Co.	7.400%	12/1/31	1,639	2,487
Canadian Natural Resources Ltd.	7.200%	1/15/32	858	1,184
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,683	2,241
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	616
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,631	2,260
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,154	1,491
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,290	1,839
Canadian Natural Resources Ltd.	4.950%	6/1/47	3,025	3,600
Cenovus Energy Inc.	5.250%	6/15/37	2,897	3,072
Cenovus Energy Inc.	6.750%	11/15/39	3,955	4,858
Cenovus Energy Inc.	5.400%	6/15/47	1,378	1,510
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,330	1,763
Concho Resources Inc.	4.875%	10/1/47	1,726	1,920
Concho Resources Inc.	4.850%	8/15/48	2,035	2,249
Conoco Funding Co.	7.250%	10/15/31	1,578	2,322
ConocoPhillips	5.900%	10/15/32	1,228	1,645
ConocoPhillips	5.900%	5/15/38	1,696	2,483
ConocoPhillips	6.500%	2/1/39	7,125	10,471
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,271	1,792
ConocoPhillips Co.	4.300%	11/15/44	2,368	2,834
Continental Resources Inc.	4.900%	6/1/44	1,715	1,475
Devon Energy Corp.	7.950%	4/15/32	1,290	1,919
Devon Energy Corp.	5.600%	7/15/41	3,082	3,932
Devon Energy Corp.	4.750%	5/15/42	3,601	3,612
Devon Energy Corp.	5.000%	6/15/45	350	376
Devon Financing Co. LLC	7.875%	9/30/31	1,835	2,675
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	900	1,077
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	900	1,064
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	500	543
Enable Midstream Partners LP	5.000%	5/15/44	2,439	2,172
Enbridge Energy Partners LP	7.500%	4/15/38	1,192	1,843
Enbridge Energy Partners LP	5.500%	9/15/40	673	859
Enbridge Energy Partners LP	7.375%	10/15/45	1,810	2,896
Enbridge Inc.	4.500%	6/10/44	1,500	1,785
Enbridge Inc.	5.500%	12/1/46	755	1,022
Enbridge Inc.	4.000%	11/15/49	1,500	1,649
Energy Transfer Operating LP	3.750%	5/15/30	3,600	3,629
Energy Transfer Operating LP	4.900%	3/15/35	1,788	1,931
Energy Transfer Operating LP	6.250%	4/15/49	5,553	6,401
Energy Transfer Operating LP	5.000%	5/15/50	4,800	4,831
Energy Transfer Partners LP	6.625%	10/15/36	1,695	2,169
Energy Transfer Partners LP	5.800%	6/15/38	2,523	2,813
Energy Transfer Partners LP	7.500%	7/1/38	1,063	1,459
Energy Transfer Partners LP	6.050%	6/1/41	1,740	1,928
Energy Transfer Partners LP	6.500%	2/1/42	3,398	4,229
Energy Transfer Partners LP	5.150%	2/1/43	1,095	1,166
Energy Transfer Partners LP	5.950%	10/1/43	1,000	1,133
Energy Transfer Partners LP	5.150%	3/15/45	2,891	3,072
Energy Transfer Partners LP	6.125%	12/15/45	2,629	3,053
Energy Transfer Partners LP	5.300%	4/15/47	197	205
Energy Transfer Partners LP	6.000%	6/15/48	3,215	3,606
Enterprise Products Operating LLC	6.875%	3/1/33	1,097	1,591
Enterprise Products Operating LLC	6.125%	10/15/39	897	1,256
Enterprise Products Operating LLC	5.950%	2/1/41	3,423	4,500
Enterprise Products Operating LLC	5.700%	2/15/42	1,562	1,953
Enterprise Products Operating LLC	4.850%	8/15/42	2,659	3,178
Enterprise Products Operating LLC	4.450%	2/15/43	987	1,147
Enterprise Products Operating LLC	4.850%	3/15/44	1,848	2,260
Enterprise Products Operating LLC	5.100%	2/15/45	4,339	5,202
Enterprise Products Operating LLC	4.900%	5/15/46	3,534	4,135
Enterprise Products Operating LLC	4.250%	2/15/48	4,010	4,516

88

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.800%	2/1/49	3,090	3,583
	Enterprise Products Operating LLC	4.200%	1/31/50	3,332	3,496
	Enterprise Products Operating LLC	3.700%	1/31/51	1,100	1,091
	Enterprise Products Operating LLC	4.950%	10/15/54	2,096	2,517
	Enterprise Products Operating LLC	3.950%	1/31/60	3,200	3,135
	EOG Resources Inc.	3.900%	4/1/35	1,286	1,497
	Exxon Mobil Corp.	2.995%	8/16/39	2,006	2,097
	Exxon Mobil Corp.	3.567%	3/6/45	2,832	3,140
	Exxon Mobil Corp.	4.114%	3/1/46	4,385	5,354
	Exxon Mobil Corp.	3.095%	8/16/49	4,750	4,912
	Halliburton Co.	2.920%	3/1/30	1,500	1,465
	Halliburton Co.	4.850%	11/15/35	3,715	4,284
	Halliburton Co.	6.700%	9/15/38	2,839	4,015
	Halliburton Co.	4.500%	11/15/41	2,095	2,369
	Halliburton Co.	4.750%	8/1/43	2,213	2,370
	Halliburton Co.	5.000%	11/15/45	4,722	5,085
	Hess Corp.	7.300%	8/15/31	1,943	2,588
	Hess Corp.	7.125%	3/15/33	1,866	2,513
	Hess Corp.	6.000%	1/15/40	607	674
	Hess Corp.	5.600%	2/15/41	3,211	3,466
	Hess Corp.	5.800%	4/1/47	1,298	1,430
	Husky Energy Inc.	6.800%	9/15/37	865	1,187
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	476	654
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,357	1,931
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,746	2,446
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,763	2,144
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,313	1,689
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,225	4,354
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,268	1,670
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,265	1,692
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,018	1,469
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,448	1,868
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	698	830
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,242	1,344
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,496	1,678
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,098	2,553
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,612	1,878
	Kinder Morgan Inc.	7.800%	8/1/31	725	1,038
	Kinder Morgan Inc.	7.750%	1/15/32	2,360	3,437
	Kinder Morgan Inc.	5.300%	12/1/34	3,870	4,597
	Kinder Morgan Inc.	5.550%	6/1/45	5,743	6,794
	Kinder Morgan Inc.	5.050%	2/15/46	485	548
	Kinder Morgan Inc.	5.200%	3/1/48	185	219
	Magellan Midstream Partners LP	5.150%	10/15/43	1,660	2,103
	Magellan Midstream Partners LP	4.250%	9/15/46	1,048	1,171
	Magellan Midstream Partners LP	4.200%	10/3/47	1,320	1,529
	Magellan Midstream Partners LP	4.850%	2/1/49	415	507
	Magellan Midstream Partners LP	3.950%	3/1/50	1,225	1,306
	Marathon Oil Corp.	6.800%	3/15/32	942	1,174
	Marathon Oil Corp.	6.600%	10/1/37	2,331	2,978
	Marathon Oil Corp.	5.200%	6/1/45	1,423	1,669
	Marathon Petroleum Corp.	6.500%	3/1/41	2,118	2,956
	Marathon Petroleum Corp.	4.750%	9/15/44	2,919	3,474
	Marathon Petroleum Corp.	4.500%	4/1/48	1,100	1,240
	Marathon Petroleum Corp.	5.000%	9/15/54	2,208	2,686
	MPLX LP	4.500%	4/15/38	5,788	5,851
	MPLX LP	5.200%	3/1/47	1,500	1,578
3	MPLX LP	5.200%	12/1/47	2,010	2,151
	MPLX LP	4.700%	4/15/48	3,815	3,910
	MPLX LP	5.500%	2/15/49	3,945	4,425
	MPLX LP	4.900%	4/15/58	1,600	1,786
	National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,590
	Noble Energy Inc.	6.000%	3/1/41	2,346	2,708
	Noble Energy Inc.	5.250%	11/15/43	757	795

89

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Noble Energy Inc.	5.050%	11/15/44	2,715	2,760
Noble Energy Inc.	4.950%	8/15/47	2,239	2,292
Noble Energy Inc.	4.200%	10/15/49	600	562
Occidental Petroleum Corp.	7.500%	5/1/31	1,807	2,351
Occidental Petroleum Corp.	7.875%	9/15/31	2,338	3,135
Occidental Petroleum Corp.	6.450%	9/15/36	4,496	5,308
Occidental Petroleum Corp.	7.950%	6/15/39	410	615
Occidental Petroleum Corp.	4.300%	8/15/39	1,825	1,743
Occidental Petroleum Corp.	6.200%	3/15/40	1,578	1,779
Occidental Petroleum Corp.	4.500%	7/15/44	1,328	1,383
Occidental Petroleum Corp.	4.625%	6/15/45	2,349	2,183
Occidental Petroleum Corp.	6.600%	3/15/46	2,985	3,596
Occidental Petroleum Corp.	4.400%	4/15/46	4,055	3,691
Occidental Petroleum Corp.	4.100%	2/15/47	2,704	2,338
Occidental Petroleum Corp.	4.200%	3/15/48	1,190	1,105
ONEOK Inc.	6.000%	6/15/35	697	888
ONEOK Inc.	4.950%	7/13/47	1,225	1,393
ONEOK Inc.	5.200%	7/15/48	3,985	4,531
ONEOK Inc.	4.450%	9/1/49	1,245	1,273
ONEOK Partners LP	6.650%	10/1/36	1,155	1,494
ONEOK Partners LP	6.850%	10/15/37	2,220	2,981
ONEOK Partners LP	6.125%	2/1/41	1,186	1,486
ONEOK Partners LP	6.200%	9/15/43	677	877
Ovintiv Inc.	8.125%	9/15/30	470	626
Ovintiv Inc.	7.200%	11/1/31	600	779
Ovintiv Inc.	7.375%	11/1/31	1,807	2,272
Ovintiv Inc.	6.500%	8/15/34	2,455	2,628
Ovintiv Inc.	6.625%	8/15/37	245	294
Ovintiv Inc.	6.500%	2/1/38	1,526	1,814
Petro-Canada	5.350%	7/15/33	723	933
Petro-Canada	5.950%	5/15/35	1,445	1,978
Petro-Canada	6.800%	5/15/38	2,934	4,334
Phillips 66	4.650%	11/15/34	1,515	1,850
Phillips 66	5.875%	5/1/42	3,650	5,223
Phillips 66	4.875%	11/15/44	4,195	5,051
Phillips 66 Partners LP	4.680%	2/15/45	1,202	1,415
Phillips 66 Partners LP	4.900%	10/1/46	1,000	1,180
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,410	1,671
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,700	1,678
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,100	991
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	840	768
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	2,135	2,026
Shell International Finance BV	4.125%	5/11/35	4,714	5,681
Shell International Finance BV	6.375%	12/15/38	5,255	7,947
Shell International Finance BV	5.500%	3/25/40	3,114	4,487
Shell International Finance BV	3.625%	8/21/42	1,985	2,223
Shell International Finance BV	4.550%	8/12/43	2,922	3,676
Shell International Finance BV	4.375%	5/11/45	5,946	7,306
Shell International Finance BV	4.000%	5/10/46	6,338	7,502
Shell International Finance BV	3.750%	9/12/46	3,345	3,811
Shell International Finance BV	3.125%	11/7/49	3,290	3,384
Spectra Energy Partners LP	5.950%	9/25/43	1,031	1,400
Spectra Energy Partners LP	4.500%	3/15/45	2,070	2,387
Suncor Energy Inc.	7.150%	2/1/32	975	1,462
Suncor Energy Inc.	5.950%	12/1/34	1,320	1,842
Suncor Energy Inc.	6.500%	6/15/38	2,381	3,419
Suncor Energy Inc.	6.850%	6/1/39	1,570	2,308
Suncor Energy Inc.	4.000%	11/15/47	2,245	2,479
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	874	1,057
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,313	1,400
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,758	1,987
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	383	426
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	1,883	1,994
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	903

90

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Eastern Transmission LP	7.000%	7/15/32	1,129	1,616
	Total Capital International SA	3.461%	7/12/49	3,150	3,445
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,825	2,126
	TransCanada PipeLines Ltd.	5.600%	3/31/34	100	132
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,660	2,191
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,314	4,650
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,805	2,088
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,137	3,273
	TransCanada PipeLines Ltd.	7.625%	1/15/39	3,400	5,337
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,123	1,589
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,505	1,798
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,890	2,260
	TransCanada PipeLines Ltd.	5.100%	3/15/49	3,701	4,606
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	786
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,325	1,475
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	200	229
	Valero Energy Corp.	7.500%	4/15/32	3,729	5,479
	Valero Energy Corp.	6.625%	6/15/37	2,626	3,593
	Valero Energy Corp.	4.900%	3/15/45	1,609	1,839
	Western Midstream Operating LP	5.450%	4/1/44	1,318	1,260
	Western Midstream Operating LP	5.300%	3/1/48	540	504
	Western Midstream Operating LP	5.500%	8/15/48	800	774
	Western Midstream Operating LP	5.250%	2/1/50	3,500	3,252
	Williams Cos. Inc.	7.500%	1/15/31	463	611
	Williams Cos. Inc.	8.750%	3/15/32	155	234
	Williams Cos. Inc.	6.300%	4/15/40	3,297	4,027
	Williams Cos. Inc.	5.800%	11/15/43	1,241	1,525
	Williams Cos. Inc.	5.400%	3/4/44	2,104	2,379
	Williams Cos. Inc.	5.750%	6/24/44	1,900	2,319
	Williams Cos. Inc.	4.900%	1/15/45	2,401	2,571
	Williams Cos. Inc.	5.100%	9/15/45	3,174	3,500
	Williams Cos. Inc.	4.850%	3/1/48	2,000	2,108
	Other Industrial (0.7%)
1	American University	3.672%	4/1/49	600	737
1	Boston University	4.061%	10/1/48	825	1,068
	California Institute of Technology	4.321%	8/1/45	605	813
	California Institute of Technology	4.700%	11/1/11	803	1,130
	Georgetown University	4.315%	4/1/49	1,142	1,490
	Georgetown University	2.943%	4/1/50	300	312
	Georgetown University	5.215%	10/1/18	684	1,047
1	Johns Hopkins University	4.083%	7/1/53	710	956
	Leland Stanford Junior University	3.647%	5/1/48	1,685	2,160
1	Massachusetts Institute of Technology	3.959%	7/1/38	725	886
	Massachusetts Institute of Technology	2.989%	7/1/50	1,140	1,255
	Massachusetts Institute of Technology	5.600%	7/1/11	1,237	2,258
	Massachusetts Institute of Technology	4.678%	7/1/14	1,340	2,075
	Massachusetts Institute of Technology	3.885%	7/1/16	1,805	2,358
1	Northwestern University	4.643%	12/1/44	1,225	1,681
1	Northwestern University	3.662%	12/1/57	768	988
	President & Fellows of Harvard College	3.619%	10/1/37	436	511
	President & Fellows of Harvard College	4.875%	10/15/40	593	831
	President & Fellows of Harvard College	3.150%	7/15/46	1,690	1,930
	President & Fellows of Harvard College	3.300%	7/15/56	1,000	1,201
1	Rice University	3.774%	5/15/55	150	188
1	Trustees of Boston College	3.129%	7/1/52	750	852
1	University of Chicago	4.003%	10/1/53	1,150	1,474
1	University of Notre Dame du Lac	3.438%	2/15/45	1,025	1,215
	University of Notre Dame du Lac	3.394%	2/15/48	370	437
	University of Pennsylvania	4.674%	9/1/12	600	939
	University of Pennsylvania	3.610%	2/15/19	1,375	1,708
1	University of Southern California	3.028%	10/1/39	371	405
1	University of Southern California	3.841%	10/1/47	1,725	2,196
	University of Southern California	3.226%	10/1/20	750	811

91

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	William Marsh Rice University	3.574%	5/15/45	1,822	2,169
	Technology (7.1%)
	Analog Devices Inc.	5.300%	12/15/45	113	151
	Apple Inc.	4.500%	2/23/36	1,674	2,136
	Apple Inc.	3.850%	5/4/43	6,620	7,881
	Apple Inc.	4.450%	5/6/44	2,458	3,172
	Apple Inc.	3.450%	2/9/45	5,920	6,700
	Apple Inc.	4.375%	5/13/45	5,389	6,841
	Apple Inc.	4.650%	2/23/46	10,064	13,408
	Apple Inc.	3.850%	8/4/46	5,529	6,598
	Apple Inc.	4.250%	2/9/47	2,005	2,490
	Apple Inc.	3.750%	9/12/47	3,611	4,267
	Apple Inc.	3.750%	11/13/47	2,835	3,389
	Apple Inc.	2.950%	9/11/49	3,925	4,107
	Applied Materials Inc.	5.100%	10/1/35	1,573	2,109
	Applied Materials Inc.	5.850%	6/15/41	764	1,127
	Applied Materials Inc.	4.350%	4/1/47	3,079	4,011
	Cisco Systems Inc.	5.900%	2/15/39	5,000	7,439
	Cisco Systems Inc.	5.500%	1/15/40	5,750	8,296
	Citrix Systems Inc.	3.300%	3/1/30	750	748
	Corning Inc.	4.700%	3/15/37	780	920
	Corning Inc.	5.750%	8/15/40	1,766	2,267
	Corning Inc.	4.750%	3/15/42	1,262	1,464
	Corning Inc.	5.350%	11/15/48	1,475	1,958
	Corning Inc.	4.375%	11/15/57	960	1,037
	Corning Inc.	5.850%	11/15/68	1,200	1,460
	Corning Inc.	5.450%	11/15/79	2,900	3,222
3	Dell International LLC / EMC Corp.	8.100%	7/15/36	3,315	4,543
3	Dell International LLC / EMC Corp.	8.350%	7/15/46	5,011	6,774
	Fidelity National Information Services Inc.	4.500%	8/15/46	100	123
	Fiserv Inc.	4.400%	7/1/49	5,842	6,990
	Global Payments Inc.	4.150%	8/15/49	2,810	3,230
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	3,198	3,974
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,228	5,284
	HP Inc.	6.000%	9/15/41	3,118	3,590
	Intel Corp.	4.000%	12/15/32	3,098	3,714
	Intel Corp.	4.800%	10/1/41	2,521	3,353
	Intel Corp.	4.250%	12/15/42	1,729	2,152
	Intel Corp.	4.900%	7/29/45	1,424	1,899
	Intel Corp.	4.100%	5/19/46	787	965
	Intel Corp.	4.100%	5/11/47	2,825	3,455
	Intel Corp.	3.734%	12/8/47	5,750	6,693
	Intel Corp.	3.250%	11/15/49	4,740	5,179
	Intel Corp.	3.100%	2/15/60	2,450	2,521
	International Business Machines Corp.	5.875%	11/29/32	1,690	2,347
	International Business Machines Corp.	4.150%	5/15/39	5,235	6,310
	International Business Machines Corp.	5.600%	11/30/39	1,945	2,759
	International Business Machines Corp.	4.000%	6/20/42	4,962	5,883
	International Business Machines Corp.	4.700%	2/19/46	1,600	2,110
	International Business Machines Corp.	4.250%	5/15/49	7,296	9,053
	Juniper Networks Inc.	5.950%	3/15/41	1,518	1,856
	KLA Corp.	5.000%	3/15/49	1,250	1,649
	KLA Corp.	3.300%	3/1/50	1,000	977
	Lam Research Corp.	4.875%	3/15/49	1,900	2,497
	Microsoft Corp.	3.500%	2/12/35	2,787	3,238
	Microsoft Corp.	4.200%	11/3/35	4,428	5,518
	Microsoft Corp.	3.450%	8/8/36	5,612	6,461
	Microsoft Corp.	4.100%	2/6/37	6,609	8,202
	Microsoft Corp.	5.200%	6/1/39	800	1,140
	Microsoft Corp.	4.500%	10/1/40	4,216	5,558
	Microsoft Corp.	5.300%	2/8/41	300	433
	Microsoft Corp.	3.500%	11/15/42	4,264	4,931
	Microsoft Corp.	3.750%	5/1/43	1,296	1,554

92

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	4.875%	12/15/43	2,183	3,012
	Microsoft Corp.	3.750%	2/12/45	4,631	5,588
	Microsoft Corp.	4.450%	11/3/45	8,960	12,024
	Microsoft Corp.	3.700%	8/8/46	9,821	11,915
	Microsoft Corp.	4.250%	2/6/47	6,548	8,655
	Microsoft Corp.	4.000%	2/12/55	7,480	9,539
	Microsoft Corp.	4.750%	11/3/55	1,650	2,381
	Microsoft Corp.	3.950%	8/8/56	4,471	5,670
	Microsoft Corp.	4.500%	2/6/57	3,900	5,450
	Motorola Solutions Inc.	5.500%	9/1/44	868	1,029
	Oracle Corp.	3.250%	5/15/30	1,714	1,909
	Oracle Corp.	4.300%	7/8/34	4,457	5,438
	Oracle Corp.	3.900%	5/15/35	4,126	4,833
	Oracle Corp.	3.850%	7/15/36	2,980	3,490
	Oracle Corp.	3.800%	11/15/37	5,450	6,278
	Oracle Corp.	6.500%	4/15/38	500	764
	Oracle Corp.	6.125%	7/8/39	3,218	4,773
	Oracle Corp.	5.375%	7/15/40	5,877	8,069
	Oracle Corp.	4.500%	7/8/44	2,635	3,346
	Oracle Corp.	4.125%	5/15/45	5,094	6,153
	Oracle Corp.	4.000%	7/15/46	7,339	8,761
	Oracle Corp.	4.000%	11/15/47	5,597	6,772
	Oracle Corp.	4.375%	5/15/55	2,480	3,142
	QUALCOMM Inc.	4.650%	5/20/35	2,618	3,264
	QUALCOMM Inc.	4.800%	5/20/45	3,878	4,910
	QUALCOMM Inc.	4.300%	5/20/47	3,230	3,873
	Seagate HDD Cayman	5.750%	12/1/34	745	805
	Texas Instruments Inc.	3.875%	3/15/39	1,875	2,237
	Texas Instruments Inc.	4.150%	5/15/48	3,625	4,609
	Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,560
	Verisk Analytics Inc.	5.500%	6/15/45	1,418	1,921
	Transportation (3.6%)
1	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	985	1,069
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	323	469
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,080	1,583
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	815	1,152
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,804	2,363
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,068	2,836
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,186	1,539
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,858	2,248
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,959	2,408
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	4,054	4,938
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,064	2,797
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,582	2,073
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,370	1,726
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,132	2,548
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	400	516
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,778	2,083
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,000	3,665
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,656	3,193
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,280	1,557
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,725	1,936
	Canadian National Railway Co.	6.250%	8/1/34	1,103	1,643
	Canadian National Railway Co.	6.200%	6/1/36	1,064	1,591
	Canadian National Railway Co.	6.375%	11/15/37	945	1,454
	Canadian National Railway Co.	4.500%	11/7/43	200	266
	Canadian National Railway Co.	3.200%	8/2/46	850	956
	Canadian National Railway Co.	3.650%	2/3/48	895	1,065
	Canadian National Railway Co.	4.450%	1/20/49	2,295	3,154
	Canadian Pacific Railway Co.	7.125%	10/15/31	821	1,222
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,202	1,574
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,330	1,956
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,795	2,460

93

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,278	2,090
	CSX Corp.	6.000%	10/1/36	368	510
	CSX Corp.	6.150%	5/1/37	958	1,347
	CSX Corp.	5.500%	4/15/41	1,471	1,987
	CSX Corp.	4.750%	5/30/42	2,755	3,454
	CSX Corp.	4.400%	3/1/43	730	874
	CSX Corp.	4.100%	3/15/44	2,684	3,114
	CSX Corp.	3.800%	11/1/46	2,211	2,450
	CSX Corp.	4.300%	3/1/48	3,585	4,309
	CSX Corp.	4.750%	11/15/48	1,775	2,275
	CSX Corp.	4.500%	3/15/49	1,650	2,058
	CSX Corp.	3.350%	9/15/49	1,300	1,377
	CSX Corp.	3.950%	5/1/50	1,550	1,784
	CSX Corp.	4.500%	8/1/54	1,986	2,448
	CSX Corp.	4.250%	11/1/66	2,221	2,513
	CSX Corp.	4.650%	3/1/68	990	1,229
	FedEx Corp.	4.900%	1/15/34	1,913	2,294
	FedEx Corp.	3.900%	2/1/35	270	294
	FedEx Corp.	3.875%	8/1/42	1,384	1,406
	FedEx Corp.	4.100%	4/15/43	1,363	1,405
	FedEx Corp.	5.100%	1/15/44	2,438	2,830
	FedEx Corp.	4.100%	2/1/45	1,910	1,965
	FedEx Corp.	4.750%	11/15/45	1,279	1,422
	FedEx Corp.	4.550%	4/1/46	1,970	2,160
	FedEx Corp.	4.400%	1/15/47	2,476	2,659
	FedEx Corp.	4.050%	2/15/48	3,460	3,495
	FedEx Corp.	4.950%	10/17/48	2,275	2,594
1	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,150	1,214
	Kansas City Southern	4.300%	5/15/43	1,370	1,645
	Kansas City Southern	4.950%	8/15/45	1,303	1,675
	Kansas City Southern	4.700%	5/1/48	1,975	2,564
	Kansas City Southern	4.200%	11/15/69	550	648
	Norfolk Southern Corp.	7.050%	5/1/37	255	379
	Norfolk Southern Corp.	4.837%	10/1/41	1,475	1,887
	Norfolk Southern Corp.	3.950%	10/1/42	1,490	1,729
	Norfolk Southern Corp.	4.450%	6/15/45	2,328	2,856
	Norfolk Southern Corp.	4.650%	1/15/46	1,435	1,803
	Norfolk Southern Corp.	3.942%	11/1/47	1,825	2,119
	Norfolk Southern Corp.	4.150%	2/28/48	1,165	1,399
	Norfolk Southern Corp.	4.100%	5/15/49	1,325	1,582
	Norfolk Southern Corp.	3.400%	11/1/49	950	1,003
	Norfolk Southern Corp.	4.050%	8/15/52	370	435
	Norfolk Southern Corp.	5.100%	8/1/18	2,404	3,112
	Union Pacific Corp.	3.375%	2/1/35	291	323
	Union Pacific Corp.	3.600%	9/15/37	1,087	1,205
	Union Pacific Corp.	4.375%	9/10/38	2,018	2,424
	Union Pacific Corp.	3.550%	8/15/39	100	110
	Union Pacific Corp.	4.300%	6/15/42	755	901
	Union Pacific Corp.	4.250%	4/15/43	1,255	1,481
	Union Pacific Corp.	4.150%	1/15/45	945	1,104
	Union Pacific Corp.	4.050%	11/15/45	1,121	1,307
	Union Pacific Corp.	4.050%	3/1/46	1,000	1,169
	Union Pacific Corp.	3.350%	8/15/46	1,057	1,124
	Union Pacific Corp.	4.000%	4/15/47	1,201	1,412
	Union Pacific Corp.	4.500%	9/10/48	1,025	1,270
	Union Pacific Corp.	4.300%	3/1/49	2,085	2,520
	Union Pacific Corp.	3.250%	2/5/50	1,925	1,981
	Union Pacific Corp.	3.799%	10/1/51	3,581	4,000
	Union Pacific Corp.	3.875%	2/1/55	953	1,063
	Union Pacific Corp.	4.800%	9/10/58	50	65
	Union Pacific Corp.	3.950%	8/15/59	600	681
3	Union Pacific Corp.	3.839%	3/20/60	6,888	7,524
	Union Pacific Corp.	4.375%	11/15/65	1,755	2,104
	Union Pacific Corp.	4.100%	9/15/67	1,095	1,241

94

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.750%	2/5/70	1,000	1,049
1	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	1,389	1,516
1	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	1,244	1,413
1	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	1,800	1,912
	United Parcel Service Inc.	6.200%	1/15/38	2,288	3,374
	United Parcel Service Inc.	4.875%	11/15/40	1,578	2,033
	United Parcel Service Inc.	3.625%	10/1/42	865	958
	United Parcel Service Inc.	3.400%	11/15/46	789	830
	United Parcel Service Inc.	3.750%	11/15/47	1,900	2,112
	United Parcel Service Inc.	4.250%	3/15/49	2,445	2,951
	United Parcel Service Inc.	3.400%	9/1/49	2,570	2,716
	United Parcel Service of America Inc.	8.375%	4/1/30	325	477

					3,765,736
Utilities (12.3%)
	Electric (11.1%)
	AEP Texas Inc.	3.800%	10/1/47	1,777	1,964
	AEP Texas Inc.	3.450%	1/15/50	1,300	1,389
	AEP Transmission Co. LLC	4.000%	12/1/46	1,075	1,266
	AEP Transmission Co. LLC	3.750%	12/1/47	1,178	1,361
	AEP Transmission Co. LLC	4.250%	9/15/48	500	616
	AEP Transmission Co. LLC	3.800%	6/15/49	600	702
	AEP Transmission Co. LLC	3.150%	9/15/49	825	869
	Alabama Power Co.	6.125%	5/15/38	415	606
	Alabama Power Co.	6.000%	3/1/39	1,141	1,673
	Alabama Power Co.	3.850%	12/1/42	680	783
	Alabama Power Co.	4.150%	8/15/44	1,378	1,634
	Alabama Power Co.	3.750%	3/1/45	2,150	2,409
	Alabama Power Co.	4.300%	1/2/46	1,410	1,749
	Alabama Power Co.	3.700%	12/1/47	1,690	1,878
	Alabama Power Co.	4.300%	7/15/48	835	1,030
	Alabama Power Co.	3.450%	10/1/49	2,215	2,405
	Ameren Illinois Co.	4.150%	3/15/46	176	216
	Ameren Illinois Co.	3.700%	12/1/47	2,105	2,438
	Ameren Illinois Co.	4.500%	3/15/49	1,630	2,134
	Ameren Illinois Co.	3.250%	3/15/50	500	548
	Appalachian Power Co.	7.000%	4/1/38	338	504
	Appalachian Power Co.	4.400%	5/15/44	2,110	2,530
	Appalachian Power Co.	4.450%	6/1/45	1,500	1,833
	Appalachian Power Co.	4.500%	3/1/49	1,394	1,736
	Arizona Public Service Co.	5.050%	9/1/41	580	752
	Arizona Public Service Co.	4.500%	4/1/42	1,091	1,363
	Arizona Public Service Co.	4.350%	11/15/45	303	374
	Arizona Public Service Co.	3.750%	5/15/46	365	411
	Arizona Public Service Co.	4.200%	8/15/48	1,175	1,430
	Arizona Public Service Co.	4.250%	3/1/49	1,275	1,588
	Arizona Public Service Co.	3.500%	12/1/49	1,050	1,164
	Avista Corp.	4.350%	6/1/48	900	1,124
	Baltimore Gas & Electric Co.	6.350%	10/1/36	873	1,267
	Baltimore Gas & Electric Co.	3.500%	8/15/46	900	1,012
	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,450	1,667
	Baltimore Gas & Electric Co.	4.250%	9/15/48	747	925
	Baltimore Gas & Electric Co.	3.200%	9/15/49	695	731
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,501	7,858
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,646	2,326
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,033	2,707
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,089	2,586
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,015	2,297
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,475	3,099
	Black Hills Corp.	4.350%	5/1/33	1,372	1,623
	Black Hills Corp.	4.200%	9/15/46	589	670
	Black Hills Corp.	3.875%	10/15/49	500	551
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	520	778
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,697	1,898

95

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,329	2,964
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,025	1,233
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	381	479
	CenterPoint Energy Inc.	2.950%	3/1/30	750	788
	CenterPoint Energy Inc.	3.700%	9/1/49	850	921
	Cleco Corporate Holdings LLC	4.973%	5/1/46	800	967
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,503	1,997
	CMS Energy Corp.	4.875%	3/1/44	1,517	1,943
	Commonwealth Edison Co.	2.200%	3/1/30	750	756
	Commonwealth Edison Co.	5.900%	3/15/36	2,057	2,950
	Commonwealth Edison Co.	6.450%	1/15/38	376	570
	Commonwealth Edison Co.	3.800%	10/1/42	1,014	1,161
	Commonwealth Edison Co.	4.600%	8/15/43	666	843
	Commonwealth Edison Co.	4.700%	1/15/44	1,176	1,510
	Commonwealth Edison Co.	3.700%	3/1/45	645	733
	Commonwealth Edison Co.	4.350%	11/15/45	1,238	1,536
	Commonwealth Edison Co.	3.650%	6/15/46	800	903
	Commonwealth Edison Co.	3.750%	8/15/47	2,692	3,146
	Commonwealth Edison Co.	4.000%	3/1/48	2,750	3,309
	Commonwealth Edison Co.	4.000%	3/1/49	1,760	2,122
	Commonwealth Edison Co.	3.200%	11/15/49	150	159
	Commonwealth Edison Co.	3.000%	3/1/50	1,500	1,545
	Connecticut Light & Power Co.	4.300%	4/15/44	403	504
	Connecticut Light & Power Co.	4.150%	6/1/45	752	930
	Connecticut Light & Power Co.	4.000%	4/1/48	2,785	3,419
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	829	1,106
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,298	1,794
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,265	1,809
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,430	2,082
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,582	2,429
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	280	378
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,404
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	919	1,095
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,057	1,218
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,236	3,988
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,164	2,707
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	358	408
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,811	2,094
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,324	1,731
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	725	877
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	3,010	3,986
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,593	2,010
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,075	1,260
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,925	2,469
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	600	686
	Consumers Energy Co.	3.250%	8/15/46	2,021	2,192
	Consumers Energy Co.	4.050%	5/15/48	303	376
	Consumers Energy Co.	4.350%	4/15/49	2,155	2,778
	Consumers Energy Co.	3.100%	8/15/50	2,200	2,371
3	Dayton Power & Light Co.	3.950%	6/15/49	250	281
	Delmarva Power & Light Co.	4.150%	5/15/45	938	1,132
	Dominion Energy Inc.	6.300%	3/15/33	282	388
	Dominion Energy Inc.	5.250%	8/1/33	1,057	1,348
	Dominion Energy Inc.	5.950%	6/15/35	1,428	1,951
	Dominion Energy Inc.	7.000%	6/15/38	476	713
	Dominion Energy Inc.	4.900%	8/1/41	1,785	2,224
	Dominion Energy Inc.	4.050%	9/15/42	1,225	1,375
	Dominion Energy Inc.	4.700%	12/1/44	500	621
	Dominion Energy Inc.	4.600%	3/15/49	785	989
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	555	808
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	705	948
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,060	1,554
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,096	1,512
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,701	2,206

96

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominion Energy South Carolina Inc.	5.100%	6/1/65	695	1,001
DTE Electric Co.	2.250%	3/1/30	1,500	1,522
DTE Electric Co.	4.000%	4/1/43	760	894
DTE Electric Co.	4.300%	7/1/44	201	247
DTE Electric Co.	3.700%	3/15/45	1,853	2,094
DTE Electric Co.	3.700%	6/1/46	550	627
DTE Electric Co.	3.750%	8/15/47	913	1,053
DTE Electric Co.	4.050%	5/15/48	135	163
DTE Electric Co.	3.950%	3/1/49	1,650	1,995
DTE Electric Co.	2.950%	3/1/50	1,275	1,314
DTE Energy Co.	2.950%	3/1/30	2,000	2,078
DTE Energy Co.	6.375%	4/15/33	2,495	3,423
Duke Energy Carolinas LLC	6.450%	10/15/32	168	242
Duke Energy Carolinas LLC	6.100%	6/1/37	1,917	2,771
Duke Energy Carolinas LLC	6.000%	1/15/38	831	1,221
Duke Energy Carolinas LLC	6.050%	4/15/38	1,581	2,301
Duke Energy Carolinas LLC	5.300%	2/15/40	435	600
Duke Energy Carolinas LLC	4.250%	12/15/41	2,036	2,511
Duke Energy Carolinas LLC	4.000%	9/30/42	1,735	2,043
Duke Energy Carolinas LLC	3.750%	6/1/45	1,960	2,301
Duke Energy Carolinas LLC	3.875%	3/15/46	1,075	1,263
Duke Energy Carolinas LLC	3.700%	12/1/47	910	1,040
Duke Energy Carolinas LLC	3.950%	3/15/48	2,690	3,218
Duke Energy Carolinas LLC	3.200%	8/15/49	1,345	1,442
Duke Energy Corp.	4.800%	12/15/45	1,615	2,011
Duke Energy Corp.	3.750%	9/1/46	3,360	3,733
Duke Energy Corp.	3.950%	8/15/47	1,775	2,008
Duke Energy Corp.	4.200%	6/15/49	1,550	1,830
Duke Energy Florida LLC	6.350%	9/15/37	2,200	3,263
Duke Energy Florida LLC	6.400%	6/15/38	951	1,426
Duke Energy Florida LLC	5.650%	4/1/40	775	1,105
Duke Energy Florida LLC	3.850%	11/15/42	325	375
Duke Energy Florida LLC	3.400%	10/1/46	3,023	3,343
Duke Energy Florida LLC	4.200%	7/15/48	1,375	1,726
Duke Energy Indiana LLC	6.120%	10/15/35	1,124	1,605
Duke Energy Indiana LLC	6.350%	8/15/38	1,211	1,827
Duke Energy Indiana LLC	6.450%	4/1/39	1,818	2,794
Duke Energy Indiana LLC	4.900%	7/15/43	734	967
Duke Energy Indiana LLC	3.750%	5/15/46	1,260	1,448
Duke Energy Indiana LLC	3.250%	10/1/49	565	606
Duke Energy Ohio Inc.	4.300%	2/1/49	2,475	3,109
Duke Energy Progress LLC	6.300%	4/1/38	888	1,343
Duke Energy Progress LLC	4.100%	5/15/42	883	1,048
Duke Energy Progress LLC	4.100%	3/15/43	530	625
Duke Energy Progress LLC	4.375%	3/30/44	1,201	1,487
Duke Energy Progress LLC	4.150%	12/1/44	1,285	1,547
Duke Energy Progress LLC	4.200%	8/15/45	1,865	2,291
Duke Energy Progress LLC	3.700%	10/15/46	1,184	1,346
Duke Energy Progress LLC	3.600%	9/15/47	1,500	1,698
El Paso Electric Co.	6.000%	5/15/35	699	917
El Paso Electric Co.	5.000%	12/1/44	963	1,203
Emera US Finance LP	4.750%	6/15/46	3,068	3,715
Entergy Arkansas LLC	4.200%	4/1/49	775	983
Entergy Louisiana LLC	3.050%	6/1/31	1,010	1,095
Entergy Louisiana LLC	4.000%	3/15/33	1,934	2,330
Entergy Louisiana LLC	4.950%	1/15/45	1,533	1,705
Entergy Louisiana LLC	4.200%	9/1/48	2,800	3,533
Entergy Louisiana LLC	4.200%	4/1/50	775	976
Entergy Mississippi LLC	3.850%	6/1/49	910	1,062
Entergy Texas Inc.	4.500%	3/30/39	200	244
Entergy Texas Inc.	3.550%	9/30/49	695	798
Eversource Energy	3.450%	1/15/50	850	895
Exelon Corp.	4.950%	6/15/35	1,615	1,976
Exelon Corp.	5.625%	6/15/35	1,078	1,408

97

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.100%	6/15/45	1,880	2,424
	Exelon Corp.	4.450%	4/15/46	1,160	1,383
	Exelon Generation Co. LLC	6.250%	10/1/39	2,232	2,842
	Exelon Generation Co. LLC	5.750%	10/1/41	1,000	1,195
	Exelon Generation Co. LLC	5.600%	6/15/42	1,975	2,350
	FirstEnergy Corp.	2.650%	3/1/30	1,500	1,531
	FirstEnergy Corp.	7.375%	11/15/31	5,150	7,511
	FirstEnergy Corp.	4.850%	7/15/47	2,399	2,965
	FirstEnergy Corp.	3.400%	3/1/50	2,000	2,026
	Florida Power & Light Co.	5.625%	4/1/34	1,150	1,629
	Florida Power & Light Co.	4.950%	6/1/35	921	1,251
	Florida Power & Light Co.	5.650%	2/1/37	537	767
	Florida Power & Light Co.	5.950%	2/1/38	1,800	2,676
	Florida Power & Light Co.	5.960%	4/1/39	2,200	3,348
	Florida Power & Light Co.	5.690%	3/1/40	946	1,390
	Florida Power & Light Co.	5.250%	2/1/41	1,024	1,447
	Florida Power & Light Co.	4.125%	2/1/42	1,090	1,337
	Florida Power & Light Co.	4.050%	6/1/42	2,295	2,785
	Florida Power & Light Co.	3.800%	12/15/42	1,860	2,186
	Florida Power & Light Co.	4.050%	10/1/44	697	852
	Florida Power & Light Co.	3.700%	12/1/47	585	691
	Florida Power & Light Co.	3.950%	3/1/48	410	506
	Florida Power & Light Co.	4.125%	6/1/48	1,120	1,440
	Florida Power & Light Co.	3.990%	3/1/49	2,700	3,362
	Florida Power & Light Co.	3.150%	10/1/49	2,665	2,925
	Georgia Power Co.	4.750%	9/1/40	1,401	1,738
	Georgia Power Co.	4.300%	3/15/42	3,958	4,627
	Georgia Power Co.	4.300%	3/15/43	835	982
	Georgia Power Co.	3.700%	1/30/50	250	278
	Iberdrola International BV	6.750%	7/15/36	854	1,276
	Indiana Michigan Power Co.	6.050%	3/15/37	398	545
	Indiana Michigan Power Co.	4.550%	3/15/46	953	1,201
	Indiana Michigan Power Co.	3.750%	7/1/47	838	949
	Indiana Michigan Power Co.	4.250%	8/15/48	975	1,184
	Interstate Power & Light Co.	6.250%	7/15/39	1,121	1,608
	Interstate Power & Light Co.	3.700%	9/15/46	200	220
	Interstate Power & Light Co.	3.500%	9/30/49	425	472
	ITC Holdings Corp.	5.300%	7/1/43	706	922
1	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	668	841
	Kansas City Power & Light Co.	5.300%	10/1/41	495	666
	Kansas City Power & Light Co.	4.200%	6/15/47	670	825
	Kansas City Power & Light Co.	4.200%	3/15/48	1,000	1,251
	Kansas City Power & Light Co.	4.125%	4/1/49	1,260	1,565
	Kentucky Utilities Co.	5.125%	11/1/40	922	1,215
	Kentucky Utilities Co.	4.375%	10/1/45	1,540	1,905
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,400	2,970
	MidAmerican Energy Co.	6.750%	12/30/31	275	404
	MidAmerican Energy Co.	5.750%	11/1/35	1,098	1,546
	MidAmerican Energy Co.	5.800%	10/15/36	1,435	2,018
	MidAmerican Energy Co.	4.800%	9/15/43	381	504
	MidAmerican Energy Co.	4.400%	10/15/44	1,439	1,817
	MidAmerican Energy Co.	4.250%	5/1/46	2,100	2,621
	MidAmerican Energy Co.	3.650%	8/1/48	1,645	1,916
	MidAmerican Energy Co.	4.250%	7/15/49	1,595	2,028
	Mississippi Power Co.	4.250%	3/15/42	581	669
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	1,000	1,036
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,090	1,726
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,230	1,510
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	900	1,150
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,040	3,849
	Nevada Power Co.	2.400%	5/1/30	1,475	1,506
	Nevada Power Co.	6.650%	4/1/36	593	867
	Nevada Power Co.	6.750%	7/1/37	886	1,340
	Nevada Power Co.	3.125%	8/1/50	920	967

98

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northern States Power Co.	6.250%	6/1/36	260	385
Northern States Power Co.	6.200%	7/1/37	711	1,041
Northern States Power Co.	5.350%	11/1/39	550	761
Northern States Power Co.	3.400%	8/15/42	1,125	1,240
Northern States Power Co.	4.125%	5/15/44	1,413	1,727
Northern States Power Co.	4.000%	8/15/45	825	997
Northern States Power Co.	3.600%	5/15/46	1,305	1,492
Northern States Power Co.	3.600%	9/15/47	845	983
Northern States Power Co.	2.900%	3/1/50	2,075	2,164
NorthWestern Corp.	4.176%	11/15/44	1,219	1,468
NSTAR Electric Co.	5.500%	3/15/40	973	1,370
NSTAR Electric Co.	4.400%	3/1/44	265	330
Oglethorpe Power Corp.	5.950%	11/1/39	1,390	1,774
Oglethorpe Power Corp.	5.375%	11/1/40	1,456	1,903
Oglethorpe Power Corp.	5.050%	10/1/48	130	164
Oglethorpe Power Corp.	5.250%	9/1/50	193	240
Ohio Power Co.	4.150%	4/1/48	1,840	2,248
Ohio Power Co.	4.000%	6/1/49	1,120	1,351
Oklahoma Gas & Electric Co.	3.300%	3/15/30	335	370
Oklahoma Gas & Electric Co.	4.150%	4/1/47	675	802
Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	690
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	524	776
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,033	1,575
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	850	1,390
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	910	1,248
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	1,100
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,386	1,920
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,025	1,221
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,020	1,198
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,275	1,601
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	880	1,053
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,770	1,878
PacifiCorp	5.250%	6/15/35	585	784
PacifiCorp	6.100%	8/1/36	1,315	1,898
PacifiCorp	5.750%	4/1/37	1,318	1,852
PacifiCorp	6.250%	10/15/37	820	1,216
PacifiCorp	6.350%	7/15/38	875	1,314
PacifiCorp	6.000%	1/15/39	1,052	1,537
PacifiCorp	4.100%	2/1/42	500	604
PacifiCorp	4.125%	1/15/49	3,612	4,441
PacifiCorp	4.150%	2/15/50	2,100	2,599
PECO Energy Co.	5.950%	10/1/36	533	757
PECO Energy Co.	4.150%	10/1/44	1,045	1,265
PECO Energy Co.	3.900%	3/1/48	1,325	1,586
PECO Energy Co.	3.000%	9/15/49	1,000	1,060
Potomac Electric Power Co.	6.500%	11/15/37	1,358	2,031
Potomac Electric Power Co.	4.150%	3/15/43	600	718
PPL Capital Funding Inc.	4.700%	6/1/43	1,685	2,021
PPL Capital Funding Inc.	5.000%	3/15/44	710	879
PPL Capital Funding Inc.	4.000%	9/15/47	1,373	1,534
PPL Electric Utilities Corp.	6.250%	5/15/39	320	482
PPL Electric Utilities Corp.	4.750%	7/15/43	800	1,029
PPL Electric Utilities Corp.	4.125%	6/15/44	960	1,151
PPL Electric Utilities Corp.	4.150%	10/1/45	600	726
PPL Electric Utilities Corp.	3.950%	6/1/47	2,041	2,404
PPL Electric Utilities Corp.	4.150%	6/15/48	1,140	1,405
Progress Energy Inc.	7.750%	3/1/31	848	1,247
Progress Energy Inc.	6.000%	12/1/39	1,332	1,853
PSEG Power LLC	8.625%	4/15/31	2,671	3,883
Public Service Co. of Colorado	6.250%	9/1/37	660	993
Public Service Co. of Colorado	6.500%	8/1/38	330	510
Public Service Co. of Colorado	3.600%	9/15/42	1,411	1,598
Public Service Co. of Colorado	4.300%	3/15/44	818	1,015
Public Service Co. of Colorado	3.800%	6/15/47	847	1,000

99

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Colorado	4.100%	6/15/48	1,325	1,672
Public Service Co. of Colorado	4.050%	9/15/49	1,305	1,601
Public Service Co. of Colorado	3.200%	3/1/50	1,200	1,301
Public Service Co. of New Hampshire	3.600%	7/1/49	950	1,111
Public Service Electric & Gas Co.	5.800%	5/1/37	963	1,381
Public Service Electric & Gas Co.	5.500%	3/1/40	475	664
Public Service Electric & Gas Co.	3.950%	5/1/42	855	1,019
Public Service Electric & Gas Co.	3.650%	9/1/42	955	1,098
Public Service Electric & Gas Co.	3.800%	1/1/43	1,270	1,485
Public Service Electric & Gas Co.	3.800%	3/1/46	691	818
Public Service Electric & Gas Co.	3.600%	12/1/47	360	416
Public Service Electric & Gas Co.	3.850%	5/1/49	1,550	1,873
Public Service Electric & Gas Co.	3.200%	8/1/49	1,100	1,241
Public Service Electric & Gas Co.	3.150%	1/1/50	750	816
Puget Sound Energy Inc.	6.274%	3/15/37	191	275
Puget Sound Energy Inc.	5.757%	10/1/39	1,190	1,671
Puget Sound Energy Inc.	5.795%	3/15/40	772	1,091
Puget Sound Energy Inc.	5.638%	4/15/41	678	944
Puget Sound Energy Inc.	4.300%	5/20/45	1,216	1,517
Puget Sound Energy Inc.	4.223%	6/15/48	2,000	2,475
Puget Sound Energy Inc.	3.250%	9/15/49	775	837
San Diego Gas & Electric Co.	6.000%	6/1/39	629	939
San Diego Gas & Electric Co.	4.500%	8/15/40	1,481	1,884
San Diego Gas & Electric Co.	3.750%	6/1/47	1,065	1,228
San Diego Gas & Electric Co.	4.150%	5/15/48	555	680
San Diego Gas & Electric Co.	4.100%	6/15/49	1,000	1,219
Southern California Edison Co.	6.000%	1/15/34	2,623	3,594
Southern California Edison Co.	5.750%	4/1/35	457	618
Southern California Edison Co.	5.350%	7/15/35	1,186	1,557
Southern California Edison Co.	5.625%	2/1/36	1,665	2,180
Southern California Edison Co.	5.550%	1/15/37	195	256
Southern California Edison Co.	5.950%	2/1/38	1,307	1,805
Southern California Edison Co.	6.050%	3/15/39	1,425	1,984
Southern California Edison Co.	5.500%	3/15/40	1,245	1,670
Southern California Edison Co.	4.500%	9/1/40	931	1,113
Southern California Edison Co.	4.050%	3/15/42	1,100	1,228
Southern California Edison Co.	3.900%	3/15/43	745	817
Southern California Edison Co.	4.650%	10/1/43	426	516
Southern California Edison Co.	3.600%	2/1/45	1,009	1,067
Southern California Edison Co.	4.000%	4/1/47	4,260	4,772
Southern California Edison Co.	4.125%	3/1/48	3,950	4,510
Southern California Edison Co.	4.875%	3/1/49	1,850	2,353
Southern California Edison Co.	3.650%	2/1/50	1,100	1,167
Southern Co.	4.250%	7/1/36	1,132	1,303
Southern Co.	4.400%	7/1/46	5,085	5,936
Southern Power Co.	5.150%	9/15/41	998	1,217
Southern Power Co.	5.250%	7/15/43	960	1,211
Southern Power Co.	4.950%	12/15/46	1,110	1,346
Southwestern Electric Power Co.	6.200%	3/15/40	1,000	1,395
Southwestern Electric Power Co.	3.900%	4/1/45	1,227	1,364
Southwestern Electric Power Co.	3.850%	2/1/48	1,117	1,237
Southwestern Public Service Co.	4.500%	8/15/41	1,161	1,472
Southwestern Public Service Co.	3.400%	8/15/46	730	797
Southwestern Public Service Co.	3.700%	8/15/47	344	391
Southwestern Public Service Co.	4.400%	11/15/48	190	244
Southwestern Public Service Co.	3.750%	6/15/49	2,068	2,395
Tampa Electric Co.	4.100%	6/15/42	170	198
Tampa Electric Co.	4.350%	5/15/44	1,165	1,473
Tampa Electric Co.	4.300%	6/15/48	1,075	1,332
Tampa Electric Co.	4.450%	6/15/49	650	824
Tampa Electric Co.	3.625%	6/15/50	950	1,078
Toledo Edison Co.	6.150%	5/15/37	313	456
Tucson Electric Power Co.	4.850%	12/1/48	760	1,000
Union Electric Co.	5.300%	8/1/37	628	840

100

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Union Electric Co.	8.450%	3/15/39	895	1,597
Union Electric Co.	3.900%	9/15/42	877	1,023
Union Electric Co.	3.650%	4/15/45	1,240	1,400
Union Electric Co.	4.000%	4/1/48	1,205	1,450
Union Electric Co.	3.250%	10/1/49	1,300	1,412
Virginia Electric & Power Co.	6.000%	1/15/36	2,020	2,828
Virginia Electric & Power Co.	6.000%	5/15/37	1,963	2,846
Virginia Electric & Power Co.	6.350%	11/30/37	1,163	1,733
Virginia Electric & Power Co.	8.875%	11/15/38	1,643	3,006
Virginia Electric & Power Co.	4.000%	1/15/43	2,277	2,645
Virginia Electric & Power Co.	4.650%	8/15/43	192	250
Virginia Electric & Power Co.	4.450%	2/15/44	2,129	2,652
Virginia Electric & Power Co.	4.200%	5/15/45	1,800	2,173
Virginia Electric & Power Co.	4.000%	11/15/46	1,543	1,862
Virginia Electric & Power Co.	3.800%	9/15/47	2,099	2,497
Virginia Electric & Power Co.	4.600%	12/1/48	350	457
Virginia Electric & Power Co.	3.300%	12/1/49	1,336	1,435
Westar Energy Inc.	4.125%	3/1/42	1,173	1,414
Westar Energy Inc.	4.100%	4/1/43	1,549	1,863
Westar Energy Inc.	4.250%	12/1/45	1,457	1,788
Wisconsin Electric Power Co.	5.625%	5/15/33	535	730
Wisconsin Electric Power Co.	5.700%	12/1/36	300	419
Wisconsin Electric Power Co.	4.300%	10/15/48	1,350	1,679
Wisconsin Power & Light Co.	6.375%	8/15/37	799	1,176
Wisconsin Public Service Corp.	3.671%	12/1/42	1,085	1,218
Wisconsin Public Service Corp.	4.752%	11/1/44	1,193	1,560
Wisconsin Public Service Corp.	3.300%	9/1/49	150	162
Xcel Energy Inc.	6.500%	7/1/36	575	826
Xcel Energy Inc.	3.500%	12/1/49	1,130	1,237
Natural Gas (1.0%)
Atmos Energy Corp.	5.500%	6/15/41	230	315
Atmos Energy Corp.	4.150%	1/15/43	1,347	1,612
Atmos Energy Corp.	4.125%	10/15/44	2,383	2,864
Atmos Energy Corp.	4.300%	10/1/48	325	410
Atmos Energy Corp.	4.125%	3/15/49	1,725	2,108
Atmos Energy Corp.	3.375%	9/15/49	1,925	2,123
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,183	1,601
CenterPoint Energy Resources Corp.	4.100%	9/1/47	859	994
KeySpan Corp.	5.803%	4/1/35	390	501
NiSource Finance Corp.	5.950%	6/15/41	1,147	1,570
NiSource Finance Corp.	5.250%	2/15/43	1,415	1,817
NiSource Finance Corp.	4.800%	2/15/44	1,941	2,399
NiSource Finance Corp.	5.650%	2/1/45	1,425	1,925
NiSource Finance Corp.	4.375%	5/15/47	2,840	3,336
NiSource Finance Corp.	3.950%	3/30/48	775	867
ONE Gas Inc.	4.658%	2/1/44	1,271	1,626
ONE Gas Inc.	4.500%	11/1/48	1,375	1,778
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	396
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	980	1,050
Sempra Energy	3.800%	2/1/38	3,780	4,144
Sempra Energy	6.000%	10/15/39	1,942	2,664
Sempra Energy	4.000%	2/1/48	1,850	2,072
Southern California Gas Co.	5.125%	11/15/40	640	845
Southern California Gas Co.	3.750%	9/15/42	1,550	1,790
Southern California Gas Co.	4.125%	6/1/48	340	419
Southern California Gas Co.	4.300%	1/15/49	910	1,150
Southern California Gas Co.	3.950%	2/15/50	1,200	1,507
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,245	1,696
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,230	1,433
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,890	2,095
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,000	1,193
Southwest Gas Corp.	3.800%	9/29/46	550	617
Southwest Gas Corp.	4.150%	6/1/49	800	969

101

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 29, 2020

Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Gas Light Co.	3.796%	9/15/46	993	1,108
Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,553	2,382
American Water Capital Corp.	4.300%	12/1/42	1,315	1,565
American Water Capital Corp.	4.300%	9/1/45	1,165	1,415
American Water Capital Corp.	4.000%	12/1/46	665	796
American Water Capital Corp.	3.750%	9/1/47	1,638	1,865
American Water Capital Corp.	4.200%	9/1/48	1,355	1,653
American Water Capital Corp.	4.150%	6/1/49	1,775	2,114
Essential Utilities Inc.	4.276%	5/1/49	995	1,210
Veolia Environnement SA	6.750%	6/1/38	222	334
672,948
Total Corporate Bonds (Cost $4,724,988)	5,347,502
Taxable Municipal Bonds (0.2%)
California Institute of Technology Taxable	3.650%	9/1/19	250	294
George Washington University	4.300%	9/15/44	980	1,252
George Washington University	4.868%	9/15/45	865	1,231
George Washington University	4.126%	9/15/48	1,474	1,914
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	725	793
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,300	1,465
Princeton University	5.700%	3/1/39	615	926
University of Southern California	5.250%	10/1/11	1,020	1,705
Total Taxable Municipal Bonds (Cost $8,347)	9,580

Shares
Temporary Cash Investment (0.9%)
Money Market Fund
4	Vanguard Market Liquidity Fund (Cost $51,297)	1.706%	512,823	51,298
Total Investments (99.9%) (Cost $4,824,866)	5,448,755
Other Assets and Liabilities—Net (0.1%)	5,823
Net Assets (100%)	5,454,578
Cost rounded to $000

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Securities with a value of $255,000 have been segregated as initial margin for recently closed futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $105,315,000, representing 1.9% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

102

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© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA16422 042020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

VANGUARD SCOTTSDALE FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.